UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200

Schwab Investments – Schwab Taxable Bond Funds
and Schwab Municipal Bond Funds
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Investments – Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: February 28, 2025

Item 1: Report(s) to Shareholders.

Semiannual Report |
February 28, 2025
Schwab Treasury Inflation Protected Securities Index Fund
Ticker Symbol: SWRSX

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2024, to
February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Inflation Protected Securities Index Fund	$3	0.05% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Treasury Inflation Protected Securities Index Fund (03/31/2006) 1	2.06%	6.33%	1.81%	2.31%
Bloomberg US Aggregate Bond Index 2	0.93%	5.81%	-0.52%	1.51%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) SM	2.03%	6.36%	1.86%	2.40%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment
Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Treasury Inflation Protected Securities Index
Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Treasury Inflation Protected Securities
Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
. The fund does not seek to track the regulatory index.
Schwab Treasury Inflation Protected Securities Index Fund | Semiannual Report
1
REG127179-00  00312300

Statistics

Net Assets (millions)	$2,556
Number of Holdings	49
Portfolio Turnover Rate (not annualized)	17%
30-Day SEC Yield	2.04%
12-Month Distribution Yield	3.56%
Weighted Average Maturity	7.5 Yrs
Weighted Average Duration	6.7 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio Com
po
sition By C
red
it Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
The fund’s yields, including the SEC Yield, are adjusted monthly based on changes in the rate of inflation and these changes can cause the yield to vary substantially from month to month. Exceptionally high yield is attributable to the rise in inflation rate and might not be repeated. Exceptionally low or negative yield is attributable to the fall in inflation rate and might not be repeated.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
3
Excludes short-term investments.
2
Schwab Treasury Inflation Protected Securities Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Treasury Inflation Protected Securities Index Fund | Semiannual Report
3

Semiannual Report |
February 28, 2025
Schwab U.S. Aggregate Bond Index Fund
Ticker Symbol: SWAGX

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2024, to
February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Aggregate Bond Index Fund	$2	0.04% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Aggregate Bond Index Fund (02/23/2017) 1	0.97%	5.74%	-0.61%	1.45%
Bloomberg US Aggregate Bond Index	0.93%	5.81%	-0.52%	1.56%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset
Management, and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Schwab U.S. Aggregate Bond Index Fund | Semiannual Report
1
REG127180-00  00312301

Statistics

Net Assets (millions)	$5,496
Number of Holdings	10,642
Portfolio Turnover Rate (not annualized)	20%
30-Day SEC Yield	4.37%
12-Month Distribution Yield	3.86%
Weighted Average Maturity	8.3 Yrs
Weighted Average Duration	6.0 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
3
Excludes short-term investments.
4
Less than 0.05%.
2
Schwab U.S. Aggregate Bond Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. Aggregate Bond Index Fund | Semiannual Report
3

Semiannual Report |
February 28, 2025
Schwab Short-Term Bond Index Fund
Ticker Symbol: SWSBX

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2024, to
February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Short-Term Bond Index Fund	$3	0.06% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Short-Term Bond Index Fund (02/23/2017) 1	1.72%	5.62%	1.11%	1.79%
Bloomberg US Aggregate Bond Index 2	0.93%	5.81%	-0.52%	1.56%
Bloomberg US Government/Credit 1-5 Year Index	1.72%	5.69%	1.20%	1.89%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Government/Credit 1-5 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba
Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index. The fund does not seek to track the regulatory index.
Schwab Short-Term Bond Index Fund | Semiannual Report
1
REG127174-00  00312287

Statistics

Net Assets (millions)	$1,460
Number of Holdings	2,518
Portfolio Turnover Rate (not annualized)	24%
30-Day SEC Yield	4.35%
12-Month Distribution Yield	3.98%
Weighted Average Maturity	2.8 Yrs
Weighted Average Duration	2.6 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio Com
pos
ition By C
re
dit Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
3
Excludes short-term investments.
4
Less than 0.05%.
2
Schwab Short-Term Bond Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Short-Term Bond Index Fund | Semiannual Report
3

Semiannual Report |
February 28, 2025
Schwab Tax-Free Bond Fund
Ticker Symbol: SWNTX

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2024, to
February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Tax-Free Bond Fund*	$19	0.38% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond Fund (09/11/1992) 1,2	1.30%	3.13%	0.56%	1.88%
Bloomberg Municipal Bond Index 3	1.26%	2.96%	0.67%	2.33%
Bloomberg Municipal 3-15 Year Blend Index	1.41%	2.65%	0.84%	2.24%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg Municipal 3-15 Year Blend
Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Schwab Tax-Free Bond Fund | Semiannual Report
1
REG127178-00  00312299

Statistics

Net Assets (thousands)	$593,976
Number of Holdings	413
Portfolio Turnover Rate (not annualized)	22%
30-Day SEC Yield	3.44%
30-Day SEC Yield-No Waiver	3.42%
12-Month Distribution Yield	3.44%
Weighted Average Maturity	7.1 Yrs
Weighted Average Duration	6.2 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio Com
po
sition By Credit
Qua
lity % of Investments
1

Portfolio holdings may have changed since the report date.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the 30-Day SEC Yield and 12-Month Distribution Yield
may have been lower. The 30-Day SEC Yield-No Waiver is the yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
2
Schwab Tax-Free Bond Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Tax-Free Bond Fund | Semiannual Report
3

Semiannual Report |
February 28, 2025
Schwab California Tax-Free Bond Fund
Ticker Symbol: SWCAX

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2024, to
February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling

1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Tax-Free Bond Fund*	$19	0.38% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond Fund (02/24/1992) 1,2	1.13%	2.99%	0.48%	1.79%
Bloomberg Municipal Bond Index 3	1.26%	2.96%	0.67%	2.33%
Bloomberg California Municipal 3-15 Year Blend Index 4	1.23%	2.28%	0.71%	N/A 5

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg California Municipal
3-15 Year Blend Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
4
The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020. Performance shown prior to January 1, 2020 is based on a subset of securities included in the Bloomberg Municipal 3-15 Year Blend Index.
5
Information not available to the fund.
Schwab California Tax-Free Bond Fund | Semiannual Report
1
REG127157-00  00312266

Statistics

Net Assets (thousands)	$448,713
Number of Holdings	342
Portfolio Turnover Rate (not annualized)	13%
30-Day SEC Yield	3.16%
30-Day SEC Yield-No Waiver	3.12%
12-Month Distribution Yield	3.13%
Weighted Average Maturity	6.1 Yrs
Weighted Average Duration	5.6 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio Co
mp
osition By C
redi
t Quality % of Investments
1

Portfolio holdings may have changed since the report date.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the 30-Day SEC Yield and 12-Month Distribution Yield
may have been lower. The 30-Day SEC Yield-No Waiver is the yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
2
Schwab California Tax-Free Bond Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab California Tax-Free Bond Fund | Semiannual Report
3

Semiannual Report |
February 28, 2025
Schwab Opportunistic Municipal Bond Fund
Ticker Symbol: SWHYX

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2024, to
February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Opportunistic Municipal Bond Fund*	$25	0.50% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Opportunistic Municipal Bond Fund (03/31/2014) 1,2,3,4	1.12%	3.22%	-0.38%	2.39%
Bloomberg Municipal Bond Index	1.26%	2.96%	0.67%	2.33%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund (the predecessor fund) was reorganized into the Schwab Opportunistic Municipal Bond Fund.
The performance and financial history prior to August 10, 2020 are that of the predecessor fund.
4
Inception date is that of the predecessor fund.
Schwab Opportunistic Municipal Bond Fund | Semiannual Report
1
REG127173-00  00312286

Statistics

Net Assets (thousands)	$74,711
Number of Holdings	261
Portfolio Turnover Rate (not annualized)	17%
30-Day SEC Yield	3.52%
30-Day SEC Yield-No Waiver	3.44%
12-Month Distribution Yield	3.73%
Weighted Average Maturity	9.7 Yrs
Weighted Average Duration	8.1 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
1

Portfolio holdings may have changed since the report date.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the 30-Day SEC Yield and 12-Month Distribution Yield
may have been lower. The 30-Day SEC Yield-No Waiver is the yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
2
Schwab Opportunistic Municipal Bond Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Opportunistic Municipal Bond Fund | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

<Insert Financial Statements>

Semiannual Holdings and Financial Statements | February 28, 2025
Schwab Taxable Bond Funds

Schwab Treasury Inflation
Protected Securities Index Fund
Schwab U.S. Aggregate
Bond Index Fund
Schwab Short-Term
Bond Index Fund

In This Report

Financial Statements and Portfolio Holdings
Schwab Treasury Inflation Protected Securities Index Fund	2
Schwab U.S. Aggregate Bond Index Fund	7
Schwab Short-Term Bond Index Fund	92
Financial Notes	125
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 2/28/25*	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20
Per-Share Data
Net asset value at beginning of period	$10.39	$10.17	$11.27	$12.70	$12.33	$11.50
Income (loss) from investment operations:
Net investment income (loss)[1]	0.09	0.37	0.30	0.90	0.59	0.12
Net realized and unrealized gains (losses)	0.12	0.23	(0.72)	(1.64)	0.07	0.88
Total from investment operations	0.21	0.60	(0.42)	(0.74)	0.66	1.00
Less distributions:
Distributions from net investment income	(0.17)	(0.38)	(0.59)	(0.67)	(0.28)	(0.17)
Distributions from net realized gains	—	—	(0.09)	(0.02)	(0.01)	—
Total distributions	(0.17)	(0.38)	(0.68)	(0.69)	(0.29)	(0.17)
Net asset value at end of period	$10.43	$10.39	$10.17	$11.27	$12.70	$12.33
Total return	2.06%[2]	6.07%	(3.67%)	(6.04%)	5.48%	8.88%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%[3]	0.05%	0.05%[4]	0.05%[4]	0.05%	0.05%
Net investment income (loss)	1.82%[3]	3.68%	2.92%	7.50%	4.83%	1.05%
Portfolio turnover rate	17%[2]	31%	44%	37%	25%	29%
Net assets, end of period (x 1,000,000)	$2,556	$2,479	$2,590	$2,750	$2,397	$1,429

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited)

For fixed-rate securities, the rate shown is the interest rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.7% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.13%, 04/15/26	57,173,002	56,607,972
0.13%, 07/15/26	70,072,712	69,486,948
0.13%, 10/15/26	79,014,717	78,135,061
0.38%, 01/15/27	64,812,929	63,973,652
2.38%, 01/15/27	32,209,552	32,987,740
0.13%, 04/15/27	80,830,713	79,012,022
0.38%, 07/15/27	71,856,645	70,754,937
1.63%, 10/15/27	81,055,847	82,170,365
0.50%, 01/15/28	73,414,004	71,820,977
1.75%, 01/15/28	30,267,912	30,682,914
1.25%, 04/15/28	79,986,724	79,749,263
3.63%, 04/15/28	30,919,199	33,093,205
0.75%, 07/15/28	63,548,352	62,571,545
2.38%, 10/15/28	82,367,111	85,587,794
0.88%, 01/15/29	54,851,026	53,790,430
2.50%, 01/15/29	28,087,774	29,267,790
2.13%, 04/15/29	85,350,135	87,685,595
3.88%, 04/15/29	35,656,933	39,140,448
0.25%, 07/15/29	64,690,955	61,755,856
1.63%, 10/15/29	87,790,981	88,799,206
0.13%, 01/15/30	73,071,168	68,475,677
0.13%, 07/15/30	80,451,197	75,042,740
0.13%, 01/15/31	83,034,870	76,387,216
0.13%, 07/15/31	85,213,128	77,935,061
0.13%, 01/15/32	93,606,382	84,333,500
3.38%, 04/15/32	13,020,836	14,520,775
0.63%, 07/15/32	96,865,864	90,087,145
1.13%, 01/15/33	94,354,726	90,223,021
1.38%, 07/15/33	92,503,836	90,097,292
1.75%, 01/15/34	97,606,445	97,406,276
1.88%, 07/15/34	101,402,943	102,413,012
2.13%, 01/15/35	38,066,901	39,137,533
2.13%, 02/15/40	16,549,683	16,900,717
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 02/15/41	24,640,888	25,150,068
0.75%, 02/15/42	38,771,311	31,581,201
0.63%, 02/15/43	31,140,533	24,328,541
1.38%, 02/15/44	42,845,285	37,973,307
0.75%, 02/15/45	47,339,028	36,752,468
1.00%, 02/15/46	24,381,596	19,669,091
0.88%, 02/15/47	29,650,246	23,003,842
1.00%, 02/15/48	21,600,530	17,026,449
1.00%, 02/15/49	19,830,731	15,493,920
0.25%, 02/15/50	30,710,284	19,322,287
0.13%, 02/15/51	30,767,385	18,312,603
0.13%, 02/15/52	35,886,317	21,022,933
1.50%, 02/15/53	34,037,891	29,131,649
2.13%, 02/15/54	33,233,584	32,740,273
2.38%, 02/15/55	17,138,277	17,817,448
Total Treasuries (Cost $2,651,504,301)		2,549,359,765

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (a)	1,867,179	1,867,179
Total Short-Term Investments (Cost $1,867,179)		1,867,179
Total Investments in Securities (Cost $2,653,371,480)		2,551,226,944

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$2,549,359,765	$—	$2,549,359,765
Short-Term Investments[1]	1,867,179	—	—	1,867,179
Total	$1,867,179	$2,549,359,765	$—	$2,551,226,944

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Assets and Liabilities

As of February 28, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $2,653,371,480)		$2,551,226,944
Receivables:
Investments sold		16,136,416
Interest		5,718,774
Fund shares sold		3,596,586
Dividends	+	6,472
Total assets		2,576,685,192

Liabilities
Payables:
Investments bought		17,840,980
Fund shares redeemed		2,300,408
Investment adviser fees	+	96,208
Total liabilities		20,237,596
Net assets		$2,556,447,596

Net Assets by Source
Capital received from investors		$2,905,846,907
Total distributable loss	+	(349,399,311)
Net assets		$2,556,447,596

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,556,447,596		245,184,078		$10.43

See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Operations

For the period September 1, 2024 through February 28, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$22,843,398 *
Dividends received from securities - unaffiliated issuers	+	36,213
Total investment income		22,879,611

Expenses
Investment adviser fees		612,416
Total expenses	–	612,416
Net investment income		22,267,195

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(18,518,520)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	47,613,063
Net realized and unrealized gains		29,094,543
Increase in net assets resulting from operations		$51,361,738

*	See financial note 2(b), Inflation-Protected Securities, for additional information.
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/24-2/28/25		9/1/23-8/31/24
Net investment income		$22,267,195	$93,805,940
Net realized losses		(18,518,520)	(78,387,983)
Net change in unrealized appreciation (depreciation)	+	47,613,063	133,387,530
Increase in net assets resulting from operations		$51,361,738	$148,805,487

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($40,868,480 )	($93,949,390 )

TRANSACTIONS IN FUND SHARES
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		35,849,771	$367,611,804	56,164,369	$569,420,370
Shares reinvested		2,913,823	30,054,520	6,919,433	69,791,244
Shares redeemed	+	(32,119,822)	(330,439,596)	(79,288,776)	(805,036,545)
Net transactions in fund shares		6,643,772	$67,226,728	(16,204,974)	($165,824,931 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		238,540,306	$2,478,727,610	254,745,280	$2,589,696,444
Total increase (decrease)	+	6,643,772	77,719,986	(16,204,974)	(110,968,834)
End of period		245,184,078	$2,556,447,596	238,540,306	$2,478,727,610
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 2/28/25*	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20
Per-Share Data
Net asset value at beginning of period	$9.05	$8.76	$9.15	$10.57	$10.84	$10.46
Income (loss) from investment operations:
Net investment income (loss)[1]	0.17	0.32	0.26	0.19	0.18	0.25
Net realized and unrealized gains (losses)	(0.08)	0.30	(0.38)	(1.39)	(0.22)	0.40
Total from investment operations	0.09	0.62	(0.12)	(1.20)	(0.04)	0.65
Less distributions:
Distributions from net investment income	(0.18)	(0.33)	(0.27)	(0.22)	(0.22)	(0.27)
Distributions from net realized gains	—	—	—	—	(0.01)	—
Total distributions	(0.18)	(0.33)	(0.27)	(0.22)	(0.23)	(0.27)
Net asset value at end of period	$8.96	$9.05	$8.76	$9.15	$10.57	$10.84
Total return	0.97%[2]	7.23%	(1.34%)	(11.51%)	(0.30%)	6.33%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3]	0.04%	0.04%[4]	0.04%[4]	0.04%	0.04%
Net investment income (loss)	3.91%[3]	3.67%	2.91%	1.93%	1.66%	2.32%
Portfolio turnover rate[5]	20%[2]	60%	71%	58%	56%	81%
Net assets, end of period (x 1,000,000)	$5,496	$5,144	$4,521	$4,440	$5,510	$4,697

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Includes to-be-announced (TBA) transactions (if any) (see financial note 2(b) for additional information).
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited)

Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.0% OF NET ASSETS

Financial Institutions 8.1%
Banking 5.5%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	150,000	149,766
7.10%, 11/15/27 (a)	150,000	158,250
2.20%, 11/02/28 (a)	100,000	90,872
6.99%, 06/13/29 (a)(b)	150,000	157,719
6.85%, 01/03/30 (a)(b)	150,000	157,460
5.54%, 01/17/31 (a)(b)	150,000	150,456
8.00%, 11/01/31	450,000	508,182
6.18%, 07/26/35 (a)(b)	150,000	151,751
American Express Co.
3.13%, 05/20/26 (a)	150,000	147,807
1.65%, 11/04/26 (a)	250,000	238,853
2.55%, 03/04/27 (a)	350,000	337,708
5.65%, 04/23/27 (a)(b)	200,000	202,460
3.30%, 05/03/27 (a)	300,000	293,088
5.39%, 07/28/27 (a)(b)	250,000	253,015
5.85%, 11/05/27 (a)	250,000	258,750
5.10%, 02/16/28 (a)(b)	350,000	353,822
5.04%, 07/26/28 (a)(b)	200,000	202,212
4.05%, 05/03/29 (a)	150,000	147,957
5.28%, 07/27/29 (a)(b)	250,000	255,597
5.53%, 04/25/30 (a)(b)	250,000	257,787
5.09%, 01/30/31 (a)(b)	250,000	253,215
6.49%, 10/30/31 (a)(b)	250,000	270,437
4.99%, 05/26/33 (a)(b)	100,000	99,504
4.42%, 08/03/33 (a)(b)	250,000	241,638
5.04%, 05/01/34 (a)(b)	200,000	200,842
5.63%, 07/28/34 (a)(b)	100,000	102,192
5.92%, 04/25/35 (a)(b)	100,000	103,711
5.28%, 07/26/35 (a)(b)	300,000	302,490
5.44%, 01/30/36 (a)(b)	250,000	255,195
4.05%, 12/03/42	150,000	128,829
American Express Credit Corp.
3.30%, 05/03/27 (a)	100,000	97,728
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	75,000	77,033
Australia & New Zealand Banking Group Ltd.
5.00%, 03/18/26	250,000	251,863
4.75%, 01/18/27	250,000	252,145
4.90%, 07/16/27	250,000	253,530
3.92%, 09/30/27	250,000	247,660
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	205,970
5.38%, 03/13/29	200,000	204,632
7.88%, 11/15/34 (a)(b)	200,000	227,248
6.03%, 03/13/35 (a)(b)	200,000	205,250
Banco Santander SA
1.85%, 03/25/26	200,000	194,220
4.25%, 04/11/27	200,000	198,118
5.29%, 08/18/27	400,000	404,336
1.72%, 09/14/27 (a)(b)	200,000	191,202
6.53%, 11/07/27 (a)(b)	200,000	206,008
3.80%, 02/23/28	200,000	194,978
5.55%, 03/14/28 (a)(b)	200,000	202,914
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.18%, 03/24/28 (a)(b)	200,000	197,720
4.38%, 04/12/28	200,000	197,734
5.37%, 07/15/28 (a)(b)	200,000	202,592
5.59%, 08/08/28	400,000	411,352
6.61%, 11/07/28	200,000	212,556
3.31%, 06/27/29	200,000	188,666
5.57%, 01/17/30	200,000	205,068
5.54%, 03/14/30 (a)(b)	200,000	204,282
3.49%, 05/28/30	200,000	186,132
2.75%, 12/03/30	200,000	174,894
2.96%, 03/25/31	200,000	178,866
5.44%, 07/15/31	400,000	409,740
3.23%, 11/22/32 (a)(b)	200,000	175,442
6.92%, 08/08/33	400,000	430,776
6.94%, 11/07/33	400,000	448,320
6.35%, 03/14/34	200,000	207,566
6.03%, 01/17/35	200,000	207,904
Bank of America Corp.
4.45%, 03/03/26	400,000	399,584
3.50%, 04/19/26	450,000	445,117
6.22%, 09/15/26	150,000	153,927
4.25%, 10/22/26	350,000	348,502
1.66%, 03/11/27 (a)(b)	500,000	485,335
3.56%, 04/23/27 (a)(b)	550,000	543,565
1.73%, 07/22/27 (a)(b)	1,100,000	1,058,178
5.93%, 09/15/27 (a)(b)	300,000	305,922
3.25%, 10/21/27 (a)	500,000	485,500
4.18%, 11/25/27 (a)	350,000	346,454
3.82%, 01/20/28 (a)(b)	500,000	492,915
2.55%, 02/04/28 (a)(b)	425,000	408,948
3.71%, 04/24/28 (a)(b)	350,000	343,080
4.38%, 04/27/28 (a)(b)	400,000	397,612
3.59%, 07/21/28 (a)(b)	400,000	389,872
4.95%, 07/22/28 (a)(b)	600,000	603,972
6.20%, 11/10/28 (a)(b)	400,000	415,148
3.42%, 12/20/28 (a)(b)	1,100,000	1,062,688
4.98%, 01/24/29 (a)(b)	500,000	504,490
3.97%, 03/05/29 (a)(b)	500,000	490,315
5.20%, 04/25/29 (a)(b)	700,000	709,828
2.09%, 06/14/29 (a)(b)	500,000	460,810
4.27%, 07/23/29 (a)(b)	550,000	542,443
5.82%, 09/15/29 (a)(b)	550,000	569,376
3.97%, 02/07/30 (a)(b)	575,000	558,336
3.19%, 07/23/30 (a)(b)	450,000	421,290
2.88%, 10/22/30 (a)(b)	350,000	322,168
5.16%, 01/24/31 (a)(b)	500,000	506,365
2.50%, 02/13/31 (a)(b)	650,000	582,133
2.59%, 04/29/31 (a)(b)	600,000	538,638
1.90%, 07/23/31 (a)(b)	525,000	451,500
1.92%, 10/24/31 (a)(b)	450,000	384,192
2.65%, 03/11/32 (a)(b)	400,000	352,884
2.69%, 04/22/32 (a)(b)	800,000	704,560
2.30%, 07/21/32 (a)(b)	650,000	555,041
2.57%, 10/20/32 (a)(b)	600,000	518,256
2.97%, 02/04/33 (a)(b)	650,000	571,161
4.57%, 04/27/33 (a)(b)	900,000	872,226
5.02%, 07/22/33 (a)(b)	900,000	898,227
5.29%, 04/25/34 (a)(b)	950,000	957,714
5.87%, 09/15/34 (a)(b)	700,000	733,481
5.47%, 01/23/35 (a)(b)	900,000	915,759
5.43%, 08/15/35 (a)(b)	450,000	443,668
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.52%, 10/25/35 (a)(b)	675,000	667,615
5.51%, 01/24/36 (a)(b)	700,000	715,659
5.74%, 02/12/36 (a)(b)	500,000	502,890
2.48%, 09/21/36 (a)(b)	400,000	333,744
6.11%, 01/29/37	350,000	367,097
3.85%, 03/08/37 (a)(b)	425,000	383,643
4.24%, 04/24/38 (a)(b)	350,000	318,475
7.75%, 05/14/38	320,000	382,429
4.08%, 04/23/40 (a)(b)	300,000	262,479
2.68%, 06/19/41 (a)(b)	900,000	646,605
5.88%, 02/07/42	275,000	293,777
3.31%, 04/22/42 (a)(b)	700,000	539,896
5.00%, 01/21/44	350,000	336,049
4.88%, 04/01/44	100,000	94,404
4.75%, 04/21/45	100,000	89,987
4.44%, 01/20/48 (a)(b)	425,000	368,887
3.95%, 01/23/49 (a)(b)	200,000	160,572
4.33%, 03/15/50 (a)(b)	500,000	423,240
4.08%, 03/20/51 (a)(b)	1,000,000	809,030
2.83%, 10/24/51 (a)(b)	150,000	95,997
3.48%, 03/13/52 (a)(b)	200,000	146,142
2.97%, 07/21/52 (a)(b)	350,000	230,612
Bank of America NA
5.53%, 08/18/26 (a)	400,000	406,432
6.00%, 10/15/36	418,000	442,595
Bank of Montreal
5.30%, 06/05/26	150,000	151,647
1.25%, 09/15/26	250,000	238,408
5.27%, 12/11/26	200,000	202,902
2.65%, 03/08/27	250,000	242,060
5.37%, 06/04/27	150,000	152,856
4.57%, 09/10/27 (a)(b)	200,000	200,084
4.70%, 09/14/27 (a)	200,000	201,120
5.20%, 02/01/28 (a)	250,000	254,437
5.72%, 09/25/28 (a)	200,000	207,140
5.00%, 01/27/29 (a)(b)	100,000	101,001
4.64%, 09/10/30 (a)(b)	150,000	149,319
5.51%, 06/04/31 (a)	150,000	155,009
3.80%, 12/15/32 (a)(b)	200,000	193,442
3.09%, 01/10/37 (a)(b)	200,000	170,324
Bank of New York Mellon Corp.
2.80%, 05/04/26 (a)	200,000	196,636
2.45%, 08/17/26 (a)	150,000	146,151
1.05%, 10/15/26 (a)	100,000	94,976
4.95%, 04/26/27 (a)(b)	250,000	251,403
3.25%, 05/16/27 (a)	250,000	244,468
3.40%, 01/29/28 (a)	200,000	195,024
3.44%, 02/07/28 (a)(b)	150,000	147,053
3.85%, 04/28/28	350,000	345,688
5.80%, 10/25/28 (a)(b)	250,000	258,465
3.00%, 10/30/28 (a)	150,000	142,100
1.90%, 01/25/29 (a)	100,000	91,488
4.54%, 02/01/29 (a)(b)	150,000	150,231
3.30%, 08/23/29 (a)	150,000	141,522
6.32%, 10/25/29 (a)(b)	200,000	211,564
4.98%, 03/14/30 (a)(b)	150,000	152,208
4.94%, 02/11/31 (a)(b)	250,000	252,750
1.80%, 07/28/31 (a)	100,000	84,921
5.06%, 07/22/32 (a)(b)	200,000	202,458
4.29%, 06/13/33 (a)(b)	200,000	191,610
5.83%, 10/25/33 (a)(b)	250,000	264,307
4.71%, 02/01/34 (a)(b)	150,000	147,183
4.97%, 04/26/34 (a)(b)	500,000	499,075
6.47%, 10/25/34 (a)(b)	100,000	110,171
5.19%, 03/14/35 (a)(b)	200,000	202,184
5.23%, 11/20/35 (a)(b)	150,000	152,870
5.61%, 07/21/39 (a)(b)	100,000	102,237
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bank of Nova Scotia
1.05%, 03/02/26	200,000	193,566
1.35%, 06/24/26	200,000	192,392
2.70%, 08/03/26	200,000	195,290
1.30%, 09/15/26	250,000	238,580
5.35%, 12/07/26	200,000	203,072
1.95%, 02/02/27	150,000	143,537
2.95%, 03/11/27	150,000	145,803
5.40%, 06/04/27	150,000	152,996
5.25%, 06/12/28	150,000	153,371
4.40%, 09/08/28 (a)(b)	200,000	198,866
4.93%, 02/14/29 (a)(b)	200,000	201,380
5.45%, 08/01/29	125,000	128,620
4.85%, 02/01/30	200,000	201,106
5.13%, 02/14/31 (a)(b)	150,000	151,373
2.15%, 08/01/31	150,000	128,012
2.45%, 02/02/32	150,000	128,912
4.74%, 11/10/32 (a)(b)	150,000	148,472
5.65%, 02/01/34	150,000	156,198
4.59%, 05/04/37 (a)(b)	200,000	185,976
Bank OZK
2.75%, 10/01/31 (a)(b)	100,000	88,650
BankUnited, Inc.
5.13%, 06/11/30 (a)	75,000	73,443
Barclays PLC
5.20%, 05/12/26	300,000	301,557
5.83%, 05/09/27 (a)(b)	400,000	405,224
6.50%, 09/13/27 (a)(b)	200,000	205,122
2.28%, 11/24/27 (a)(b)	400,000	383,992
4.34%, 01/10/28 (a)	200,000	198,514
5.67%, 03/12/28 (a)(b)	200,000	203,442
4.84%, 05/09/28 (a)	450,000	448,227
5.50%, 08/09/28 (a)(b)	300,000	305,037
4.84%, 09/10/28 (a)(b)	200,000	199,978
7.39%, 11/02/28 (a)(b)	250,000	265,787
5.09%, 02/25/29 (a)(b)	250,000	251,605
4.97%, 05/16/29 (a)(b)	450,000	451,287
6.49%, 09/13/29 (a)(b)	200,000	210,378
5.69%, 03/12/30 (a)(b)	350,000	358,858
5.09%, 06/20/30 (a)(b)	300,000	297,111
4.94%, 09/10/30 (a)(b)	250,000	249,023
5.37%, 02/25/31 (a)(b)	350,000	354,088
2.65%, 06/24/31 (a)(b)	300,000	266,949
2.67%, 03/10/32 (a)(b)	200,000	174,654
2.89%, 11/24/32 (a)(b)	250,000	217,410
5.75%, 08/09/33 (a)(b)	200,000	204,872
7.44%, 11/02/33 (a)(b)	350,000	392,864
6.22%, 05/09/34 (a)(b)	400,000	420,592
7.12%, 06/27/34 (a)(b)	250,000	271,005
6.69%, 09/13/34 (a)(b)	250,000	271,527
5.34%, 09/10/35 (a)(b)	400,000	394,356
3.56%, 09/23/35 (a)(b)	150,000	135,497
5.79%, 02/25/36 (a)(b)	350,000	355,603
3.81%, 03/10/42 (a)(b)	200,000	159,676
3.33%, 11/24/42 (a)(b)	200,000	149,700
5.25%, 08/17/45	200,000	193,114
4.95%, 01/10/47	200,000	183,526
6.04%, 03/12/55 (a)(b)	200,000	207,774
BPCE SA
3.38%, 12/02/26	250,000	245,595
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	150,000	144,072
5.93%, 10/02/26	200,000	204,428
3.45%, 04/07/27 (a)	200,000	196,138
5.24%, 06/28/27	200,000	203,166
4.51%, 09/11/27 (a)(b)	150,000	149,894
4.86%, 01/13/28 (a)(b)	200,000	200,884
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 04/28/28 (a)	250,000	253,235
5.26%, 04/08/29 (a)	200,000	204,128
4.63%, 09/11/30 (a)(b)	200,000	198,576
5.25%, 01/13/31 (a)(b)	200,000	203,048
3.60%, 04/07/32 (a)	200,000	183,828
6.09%, 10/03/33 (a)	250,000	266,872
Capital One Financial Corp.
3.75%, 07/28/26 (a)	250,000	246,890
3.75%, 03/09/27 (a)	300,000	294,753
3.65%, 05/11/27 (a)	250,000	244,903
1.88%, 11/02/27 (a)(b)	225,000	214,531
3.80%, 01/31/28 (a)	200,000	195,620
4.93%, 05/10/28 (a)(b)	300,000	300,918
5.47%, 02/01/29 (a)(b)	200,000	203,674
6.31%, 06/08/29 (a)(b)	300,000	312,642
5.70%, 02/01/30 (a)(b)	200,000	205,336
3.27%, 03/01/30 (a)(b)	200,000	187,728
5.25%, 07/26/30 (a)(b)	200,000	202,434
5.46%, 07/26/30 (a)(b)	200,000	203,824
7.62%, 10/30/31 (a)(b)	300,000	336,012
2.36%, 07/29/32 (a)(b)	150,000	124,571
2.62%, 11/02/32 (a)(b)	200,000	170,776
5.27%, 05/10/33 (a)(b)	200,000	199,228
5.82%, 02/01/34 (a)(b)	250,000	255,762
6.38%, 06/08/34 (a)(b)	300,000	318,522
6.05%, 02/01/35 (a)(b)	200,000	208,042
5.88%, 07/26/35 (a)(b)	200,000	205,674
6.18%, 01/30/36 (a)(b)	300,000	305,622
Citibank NA
5.44%, 04/30/26 (a)	550,000	556,083
4.93%, 08/06/26 (a)	250,000	251,855
5.49%, 12/04/26 (a)	500,000	508,690
4.88%, 11/19/27 (a)(b)	400,000	401,888
5.80%, 09/29/28 (a)	400,000	416,640
4.84%, 08/06/29 (a)	250,000	252,435
5.57%, 04/30/34 (a)	550,000	569,107
Citigroup, Inc.
4.60%, 03/09/26	345,000	344,941
3.40%, 05/01/26	450,000	444,352
3.20%, 10/21/26 (a)	600,000	587,496
4.30%, 11/20/26	150,000	149,373
1.46%, 06/09/27 (a)(b)	550,000	528,522
4.45%, 09/29/27	680,000	675,607
3.89%, 01/10/28 (a)(b)	500,000	493,500
6.63%, 01/15/28	100,000	105,908
3.07%, 02/24/28 (a)(b)	500,000	485,035
4.66%, 05/24/28 (a)(b)	300,000	299,979
3.67%, 07/24/28 (a)(b)	400,000	390,288
4.13%, 07/25/28	350,000	344,186
3.52%, 10/27/28 (a)(b)	400,000	388,088
4.08%, 04/23/29 (a)(b)	300,000	294,714
5.17%, 02/13/30 (a)(b)	500,000	505,825
3.98%, 03/20/30 (a)(b)	450,000	435,604
4.54%, 09/19/30 (a)(b)	550,000	542,036
2.98%, 11/05/30 (a)(b)	400,000	367,600
2.67%, 01/29/31 (a)(b)	400,000	360,760
4.41%, 03/31/31 (a)(b)	700,000	682,465
2.57%, 06/03/31 (a)(b)	650,000	579,000
2.56%, 05/01/32 (a)(b)	500,000	434,165
6.63%, 06/15/32	200,000	216,596
2.52%, 11/03/32 (a)(b)	300,000	257,217
3.06%, 01/25/33 (a)(b)	550,000	483,065
5.88%, 02/22/33	100,000	103,860
3.79%, 03/17/33 (a)(b)	575,000	528,425
4.91%, 05/24/33 (a)(b)	475,000	467,253
6.00%, 10/31/33	150,000	157,034
6.27%, 11/17/33 (a)(b)	500,000	533,925
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.17%, 05/25/34 (a)(b)	600,000	618,432
5.59%, 11/19/34 (a)(b)	200,000	200,974
5.83%, 02/13/35 (a)(b)	500,000	502,195
5.45%, 06/11/35 (a)(b)	450,000	456,736
6.02%, 01/24/36 (a)(b)	600,000	610,500
6.13%, 08/25/36	100,000	103,814
3.88%, 01/24/39 (a)(b)	200,000	171,756
8.13%, 07/15/39	395,000	495,859
5.41%, 09/19/39 (a)(b)	200,000	193,414
5.32%, 03/26/41 (a)(b)	300,000	295,518
5.88%, 01/30/42	205,000	213,991
2.90%, 11/03/42 (a)(b)	200,000	143,784
6.68%, 09/13/43	200,000	221,300
5.30%, 05/06/44	150,000	143,631
4.65%, 07/30/45	180,000	161,039
4.75%, 05/18/46	330,000	290,459
4.28%, 04/24/48 (a)(b)	150,000	126,482
4.65%, 07/23/48 (a)	450,000	395,878
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	146,352
5.84%, 01/23/30 (a)(b)	250,000	257,020
3.25%, 04/30/30 (a)	150,000	137,871
5.72%, 07/23/32 (a)(b)	200,000	204,578
2.64%, 09/30/32 (a)	100,000	83,193
6.65%, 04/25/35 (a)(b)	150,000	161,609
5.64%, 05/21/37 (a)(b)	100,000	98,932
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	240,483
5.98%, 01/30/30 (a)(b)	250,000	254,855
Commonwealth Bank of Australia
5.32%, 03/13/26	250,000	252,590
4.58%, 11/27/26	250,000	251,353
Cooperatieve Rabobank UA
3.75%, 07/21/26	300,000	295,815
5.50%, 10/05/26	250,000	254,807
5.04%, 03/05/27	250,000	253,452
4.88%, 01/21/28	250,000	253,895
5.25%, 05/24/41	200,000	200,534
5.75%, 12/01/43	250,000	257,425
5.25%, 08/04/45	250,000	244,248
Credit Suisse USA LLC
7.13%, 07/15/32	150,000	169,254
Deutsche Bank AG
1.69%, 03/19/26	200,000	194,300
7.15%, 07/13/27 (a)(b)	250,000	257,757
5.37%, 09/09/27	150,000	153,237
2.31%, 11/16/27 (a)(b)	250,000	239,858
2.55%, 01/07/28 (a)(b)	250,000	240,295
5.71%, 02/08/28 (a)(b)	200,000	203,094
5.37%, 01/10/29 (a)(b)	150,000	151,466
6.72%, 01/18/29 (a)(b)	300,000	313,917
5.41%, 05/10/29	150,000	153,782
6.82%, 11/20/29 (a)(b)	250,000	265,685
5.00%, 09/11/30 (a)(b)	200,000	199,124
5.88%, 07/08/31 (a)(b)	200,000	203,668
3.55%, 09/18/31 (a)(b)	350,000	323,053
3.73%, 01/14/32 (a)(b)	200,000	179,826
3.04%, 05/28/32 (a)(b)	150,000	131,912
4.88%, 12/01/32 (a)(b)	200,000	196,102
3.74%, 01/07/33 (a)(b)	200,000	175,108
7.08%, 02/10/34 (a)(b)	200,000	211,154
5.40%, 09/11/35 (a)(b)	250,000	245,173
Discover Bank
3.45%, 07/27/26 (a)	250,000	245,680
4.65%, 09/13/28 (a)	250,000	248,765
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Discover Financial Services
4.10%, 02/09/27 (a)	150,000	148,215
6.70%, 11/29/32 (a)	150,000	162,672
7.96%, 11/02/34 (a)(b)	150,000	173,937
Fifth Third Bancorp
2.55%, 05/05/27 (a)	150,000	143,627
1.71%, 11/01/27 (a)(b)	150,000	143,049
3.95%, 03/14/28 (a)	150,000	147,111
6.36%, 10/27/28 (a)(b)	200,000	208,180
6.34%, 07/27/29 (a)(b)	200,000	209,512
4.77%, 07/28/30 (a)(b)	200,000	199,130
5.63%, 01/29/32 (a)(b)	200,000	206,234
8.25%, 03/01/38	200,000	245,414
Fifth Third Bank NA
2.25%, 02/01/27 (a)	250,000	240,150
4.97%, 01/28/28 (a)(b)	250,000	251,603
Fifth Third Bank, Inc.
3.85%, 03/15/26 (a)	200,000	198,338
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	253,207
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	100,000	103,850
FNB Corp.
5.72%, 12/11/30 (a)(b)	100,000	100,723
Goldman Sachs Bank USA
5.28%, 03/18/27 (a)(b)	400,000	402,860
5.41%, 05/21/27 (a)(b)	450,000	454,945
Goldman Sachs Capital I
6.35%, 02/15/34	150,000	159,653
Goldman Sachs Group, Inc.
3.50%, 11/16/26 (a)	450,000	442,516
5.95%, 01/15/27	157,000	161,077
3.85%, 01/26/27 (a)	600,000	593,232
1.43%, 03/09/27 (a)(b)	550,000	532,779
4.39%, 06/15/27 (a)(b)	150,000	149,733
1.54%, 09/10/27 (a)(b)	500,000	477,310
1.95%, 10/21/27 (a)(b)	750,000	718,530
2.64%, 02/24/28 (a)(b)	600,000	577,428
3.62%, 03/15/28 (a)(b)	650,000	636,993
3.69%, 06/05/28 (a)(b)	500,000	489,450
4.48%, 08/23/28 (a)(b)	450,000	448,150
3.81%, 04/23/29 (a)(b)	450,000	438,363
4.22%, 05/01/29 (a)(b)	700,000	690,424
6.48%, 10/24/29 (a)(b)	500,000	528,750
2.60%, 02/07/30 (a)	350,000	316,480
3.80%, 03/15/30 (a)	475,000	454,546
5.73%, 04/25/30 (a)(b)	500,000	515,920
5.05%, 07/23/30 (a)(b)	450,000	453,100
4.69%, 10/23/30 (a)(b)	350,000	347,606
5.21%, 01/28/31 (a)(b)	400,000	405,052
1.99%, 01/27/32 (a)(b)	500,000	424,065
2.62%, 04/22/32 (a)(b)	675,000	589,707
2.38%, 07/21/32 (a)(b)	700,000	600,369
2.65%, 10/21/32 (a)(b)	600,000	519,432
6.13%, 02/15/33	250,000	270,755
3.10%, 02/24/33 (a)(b)	700,000	617,449
6.56%, 10/24/34 (a)(b)	250,000	274,035
5.85%, 04/25/35 (a)(b)	500,000	520,270
5.33%, 07/23/35 (a)(b)	575,000	575,437
5.02%, 10/23/35 (a)(b)	800,000	782,336
5.54%, 01/28/36 (a)(b)	600,000	611,004
6.45%, 05/01/36	100,000	106,736
6.75%, 10/01/37	1,000,000	1,095,360
4.02%, 10/31/38 (a)(b)	475,000	413,597
4.41%, 04/23/39 (a)(b)	300,000	271,878
6.25%, 02/01/41	450,000	483,898
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.21%, 04/22/42 (a)(b)	400,000	301,372
2.91%, 07/21/42 (a)(b)	250,000	179,823
3.44%, 02/24/43 (a)(b)	375,000	289,590
4.80%, 07/08/44 (a)	350,000	318,223
5.15%, 05/22/45	350,000	328,965
4.75%, 10/21/45 (a)	300,000	271,770
5.56%, 11/19/45 (a)(b)	550,000	547,321
5.73%, 01/28/56 (a)(b)	600,000	612,648
HSBC Bank USA NA
5.88%, 11/01/34	250,000	260,975
7.00%, 01/15/39	250,000	284,172
HSBC Holdings PLC
4.30%, 03/08/26	250,000	249,465
3.90%, 05/25/26	250,000	248,548
4.38%, 11/23/26	200,000	198,896
1.59%, 05/24/27 (a)(b)	200,000	192,818
5.89%, 08/14/27 (a)(b)	400,000	406,820
2.25%, 11/22/27 (a)(b)	200,000	192,146
4.04%, 03/13/28 (a)(b)	400,000	394,412
5.60%, 05/17/28 (a)(b)	300,000	304,977
4.76%, 06/09/28 (a)(b)	450,000	449,577
5.21%, 08/11/28 (a)(b)	400,000	403,744
2.01%, 09/22/28 (a)(b)	350,000	326,802
7.39%, 11/03/28 (a)(b)	400,000	425,160
5.13%, 11/19/28 (a)(b)	300,000	302,400
6.16%, 03/09/29 (a)(b)	450,000	466,830
4.58%, 06/19/29 (a)(b)	600,000	594,798
2.21%, 08/17/29 (a)(b)	400,000	366,440
5.55%, 03/04/30 (a)(b)	250,000	255,550
4.95%, 03/31/30	400,000	401,676
3.97%, 05/22/30 (a)(b)	650,000	624,520
5.29%, 11/19/30 (a)(b)	400,000	403,856
2.85%, 06/04/31 (a)(b)	250,000	224,420
2.36%, 08/18/31 (a)(b)	250,000	217,340
5.73%, 05/17/32 (a)(b)	250,000	257,405
2.80%, 05/24/32 (a)(b)	500,000	436,575
2.87%, 11/22/32 (a)(b)	350,000	304,118
4.76%, 03/29/33 (a)(b)	400,000	382,616
5.40%, 08/11/33 (a)(b)	450,000	455,044
8.11%, 11/03/33 (a)(b)	400,000	460,236
6.25%, 03/09/34 (a)(b)	400,000	424,872
6.55%, 06/20/34 (a)(b)	300,000	315,894
7.40%, 11/13/34 (a)(b)	400,000	443,932
5.72%, 03/04/35 (a)(b)	200,000	205,974
5.87%, 11/18/35 (a)(b)	400,000	398,968
6.50%, 05/02/36	400,000	427,108
6.50%, 09/15/37	405,000	431,578
6.80%, 06/01/38	400,000	438,688
6.10%, 01/14/42	200,000	216,270
6.33%, 03/09/44 (a)(b)	600,000	648,114
5.25%, 03/14/44	200,000	190,350
HSBC USA, Inc.
5.29%, 03/04/27	200,000	203,488
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	200,000	198,788
6.21%, 08/21/29 (a)(b)	100,000	104,307
2.55%, 02/04/30 (a)	150,000	134,724
5.27%, 01/15/31 (a)(b)	200,000	202,648
5.02%, 05/17/33 (a)(b)	200,000	196,788
5.71%, 02/02/35 (a)(b)	200,000	204,030
2.49%, 08/15/36 (a)(b)	250,000	207,245
6.14%, 11/18/39 (a)(b)	150,000	153,126
Huntington National Bank
4.87%, 04/12/28 (a)(b)	250,000	251,533
4.55%, 05/17/28 (a)(b)	250,000	249,345
5.65%, 01/10/30 (a)	250,000	258,065
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ING Groep NV
3.95%, 03/29/27	200,000	197,776
1.73%, 04/01/27 (a)(b)	300,000	291,060
6.08%, 09/11/27 (a)(b)	200,000	204,258
4.02%, 03/28/28 (a)(b)	250,000	246,873
4.55%, 10/02/28	300,000	298,365
4.05%, 04/09/29	200,000	194,972
5.34%, 03/19/30 (a)(b)	200,000	203,726
2.73%, 04/01/32 (a)(b)	200,000	176,716
4.25%, 03/28/33 (a)(b)	200,000	189,888
6.11%, 09/11/34 (a)(b)	200,000	211,128
5.55%, 03/19/35 (a)(b)	200,000	203,442
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	435,000	430,402
3.20%, 06/15/26 (a)	250,000	246,483
2.95%, 10/01/26 (a)	550,000	538,851
7.63%, 10/15/26	150,000	157,544
4.13%, 12/15/26	350,000	348,278
1.58%, 04/22/27 (a)(b)	625,000	604,862
8.00%, 04/29/27	150,000	161,028
1.47%, 09/22/27 (a)(b)	500,000	477,105
4.25%, 10/01/27	250,000	249,688
6.07%, 10/22/27 (a)(b)	500,000	512,015
3.63%, 12/01/27 (a)	150,000	146,802
5.04%, 01/23/28 (a)(b)	450,000	453,618
3.78%, 02/01/28 (a)(b)	500,000	492,645
2.95%, 02/24/28 (a)(b)	350,000	339,258
5.57%, 04/22/28 (a)(b)	500,000	509,425
4.32%, 04/26/28 (a)(b)	600,000	596,166
3.54%, 05/01/28 (a)(b)	450,000	439,947
2.18%, 06/01/28 (a)(b)	300,000	284,631
4.98%, 07/22/28 (a)(b)	350,000	352,779
4.85%, 07/25/28 (a)(b)	650,000	653,035
4.51%, 10/22/28 (a)(b)	350,000	349,037
3.51%, 01/23/29 (a)(b)	450,000	436,612
4.92%, 01/24/29 (a)(b)	400,000	403,256
4.01%, 04/23/29 (a)(b)	400,000	392,548
2.07%, 06/01/29 (a)(b)	350,000	322,980
4.20%, 07/23/29 (a)(b)	450,000	443,304
5.30%, 07/24/29 (a)(b)	500,000	509,660
6.09%, 10/23/29 (a)(b)	400,000	418,320
4.45%, 12/05/29 (a)(b)	450,000	446,260
5.01%, 01/23/30 (a)(b)	425,000	429,586
5.58%, 04/22/30 (a)(b)	500,000	514,925
3.70%, 05/06/30 (a)(b)	450,000	432,184
4.57%, 06/14/30 (a)(b)	400,000	397,140
5.00%, 07/22/30 (a)(b)	500,000	504,855
8.75%, 09/01/30	150,000	177,575
2.74%, 10/15/30 (a)(b)	650,000	595,543
4.60%, 10/22/30 (a)(b)	450,000	446,373
5.14%, 01/24/31 (a)(b)	500,000	507,375
4.49%, 03/24/31 (a)(b)	550,000	543,449
2.52%, 04/22/31 (a)(b)	500,000	448,595
2.96%, 05/13/31 (a)(b)	575,000	522,134
1.76%, 11/19/31 (a)(b)	250,000	212,130
1.95%, 02/04/32 (a)(b)	550,000	467,604
2.58%, 04/22/32 (a)(b)	675,000	593,338
2.55%, 11/08/32 (a)(b)	600,000	519,930
2.96%, 01/25/33 (a)(b)	750,000	662,857
4.59%, 04/26/33 (a)(b)	450,000	439,326
4.91%, 07/25/33 (a)(b)	800,000	796,240
5.72%, 09/14/33 (a)(b)	675,000	697,903
5.35%, 06/01/34 (a)(b)	900,000	916,848
6.25%, 10/23/34 (a)(b)	600,000	646,404
5.34%, 01/23/35 (a)(b)	550,000	557,799
5.77%, 04/22/35 (a)(b)	575,000	600,340
5.29%, 07/22/35 (a)(b)	700,000	706,384
4.95%, 10/22/35 (a)(b)	600,000	589,998
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 01/24/36 (a)(b)	500,000	513,590
6.40%, 05/15/38	450,000	502,249
3.88%, 07/24/38 (a)(b)	475,000	414,718
5.50%, 10/15/40	230,000	235,405
3.11%, 04/22/41 (a)(b)	250,000	191,293
5.60%, 07/15/41	350,000	360,934
2.53%, 11/19/41 (a)(b)	300,000	210,072
5.40%, 01/06/42	250,000	253,178
3.16%, 04/22/42 (a)(b)	375,000	283,496
5.63%, 08/16/43	250,000	253,820
4.85%, 02/01/44	200,000	188,306
4.95%, 06/01/45	300,000	279,441
5.53%, 11/29/45 (a)(b)	500,000	502,520
4.26%, 02/22/48 (a)(b)	350,000	297,920
4.03%, 07/24/48 (a)(b)	250,000	204,980
3.96%, 11/15/48 (a)(b)	700,000	564,564
3.90%, 01/23/49 (a)(b)	300,000	239,625
3.11%, 04/22/51 (a)(b)	400,000	272,944
3.33%, 04/22/52 (a)(b)	600,000	427,338
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	650,000	658,690
KeyBank NA
3.40%, 05/20/26	250,000	246,148
4.39%, 12/14/27	250,000	247,780
3.90%, 04/13/29	250,000	239,668
4.90%, 08/08/32	250,000	242,560
5.00%, 01/26/33 (a)	250,000	245,570
KeyCorp
2.25%, 04/06/27	150,000	142,515
4.10%, 04/30/28	100,000	98,133
2.55%, 10/01/29	100,000	90,299
4.79%, 06/01/33 (a)(b)	100,000	96,245
6.40%, 03/06/35 (a)(b)	150,000	160,085
Lloyds Banking Group PLC
4.65%, 03/24/26	324,000	323,589
3.75%, 01/11/27	200,000	197,072
1.63%, 05/11/27 (a)(b)	200,000	192,950
5.99%, 08/07/27 (a)(b)	200,000	203,488
5.46%, 01/05/28 (a)(b)	250,000	253,195
3.75%, 03/18/28 (a)(b)	200,000	196,258
4.38%, 03/22/28	300,000	296,868
4.55%, 08/16/28	200,000	198,934
3.57%, 11/07/28 (a)(b)	400,000	387,724
5.09%, 11/26/28 (a)(b)	200,000	201,486
5.87%, 03/06/29 (a)(b)	200,000	206,202
5.72%, 06/05/30 (a)(b)	300,000	308,904
4.98%, 08/11/33 (a)(b)	200,000	197,272
7.95%, 11/15/33 (a)(b)	200,000	229,070
5.68%, 01/05/35 (a)(b)	450,000	459,589
5.59%, 11/26/35 (a)(b)	200,000	203,114
5.30%, 12/01/45	200,000	188,228
3.37%, 12/14/46 (a)(b)	200,000	145,580
4.34%, 01/09/48	300,000	241,098
M&T Bank Corp.
4.83%, 01/16/29 (a)(b)	100,000	100,104
7.41%, 10/30/29 (a)(b)	200,000	216,488
6.08%, 03/13/32 (a)(b)	200,000	208,626
5.05%, 01/27/34 (a)(b)	250,000	244,778
5.39%, 01/16/36 (a)(b)	200,000	198,558
Manufacturers & Traders Trust Co.
4.70%, 01/27/28 (a)	250,000	250,895
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	350,000	347,900
2.76%, 09/13/26	200,000	195,150
3.68%, 02/22/27	200,000	197,202
1.54%, 07/20/27 (a)(b)	250,000	240,070
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.29%, 07/25/27	250,000	243,945
1.64%, 10/13/27 (a)(b)	250,000	238,748
2.34%, 01/19/28 (a)(b)	200,000	192,002
3.96%, 03/02/28	250,000	246,498
4.08%, 04/19/28 (a)(b)	200,000	197,802
5.02%, 07/20/28 (a)(b)	200,000	201,748
4.05%, 09/11/28	250,000	246,500
5.35%, 09/13/28 (a)(b)	200,000	203,768
5.42%, 02/22/29 (a)(b)	200,000	204,572
3.74%, 03/07/29	300,000	291,516
5.24%, 04/19/29 (a)(b)	200,000	203,522
3.20%, 07/18/29	400,000	377,020
2.56%, 02/25/30	200,000	180,876
5.26%, 04/17/30 (a)(b)	200,000	204,000
2.05%, 07/17/30	250,000	217,988
5.20%, 01/16/31 (a)(b)	200,000	203,282
2.31%, 07/20/32 (a)(b)	200,000	171,666
2.49%, 10/13/32 (a)(b)	200,000	172,900
2.85%, 01/19/33 (a)(b)	200,000	175,466
4.32%, 04/19/33 (a)(b)	200,000	192,068
5.13%, 07/20/33 (a)(b)	300,000	303,003
5.47%, 09/13/33 (a)(b)	200,000	205,866
5.44%, 02/22/34 (a)(b)	200,000	205,988
5.41%, 04/19/34 (a)(b)(c)	200,000	205,974
5.43%, 04/17/35 (a)(b)	250,000	254,467
5.57%, 01/16/36 (a)(b)	200,000	205,274
4.29%, 07/26/38	200,000	187,362
4.15%, 03/07/39	100,000	92,970
3.75%, 07/18/39	200,000	173,100
Mizuho Financial Group, Inc.
2.84%, 09/13/26	200,000	195,486
3.66%, 02/28/27	200,000	197,012
1.23%, 05/22/27 (a)(b)	250,000	240,203
1.55%, 07/09/27 (a)(b)	250,000	240,085
3.17%, 09/11/27	300,000	290,634
4.02%, 03/05/28	200,000	197,060
5.41%, 09/13/28 (a)(b)	200,000	203,924
5.78%, 07/06/29 (a)(b)	300,000	309,849
5.38%, 05/26/30 (a)(b)	200,000	204,308
3.15%, 07/16/30 (a)(b)	200,000	187,166
5.10%, 05/13/31 (a)(b)	200,000	202,560
5.74%, 05/27/31 (a)(b)	200,000	208,142
2.20%, 07/10/31 (a)(b)	250,000	218,588
1.98%, 09/08/31 (a)(b)	250,000	214,995
2.56%, 09/13/31	200,000	172,062
2.26%, 07/09/32 (a)(b)	200,000	170,776
5.67%, 09/13/33 (a)(b)	200,000	207,604
5.75%, 05/27/34 (a)(b)	200,000	208,604
5.75%, 07/06/34 (a)(b)	200,000	208,356
5.58%, 05/26/35 (a)(b)	200,000	206,342
5.59%, 07/10/35 (a)(b)	200,000	205,562
5.42%, 05/13/36 (a)(b)	200,000	203,168
Morgan Stanley
3.13%, 07/27/26	600,000	589,026
6.25%, 08/09/26	212,000	217,196
4.35%, 09/08/26	400,000	398,704
3.63%, 01/20/27	550,000	543,048
3.95%, 04/23/27	350,000	345,579
1.59%, 05/04/27 (a)(b)	700,000	675,976
1.51%, 07/20/27 (a)(b)	550,000	527,076
2.48%, 01/21/28 (a)(b)	400,000	384,616
5.65%, 04/13/28 (a)(b)	300,000	306,075
4.21%, 04/20/28 (a)(b)	475,000	470,559
3.59%, 07/22/28 (a)(b)	600,000	583,422
6.30%, 10/18/28 (a)(b)	400,000	415,740
3.77%, 01/24/29 (a)(b)	550,000	536,871
5.12%, 02/01/29 (a)(b)	500,000	506,620
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.16%, 04/20/29 (a)(b)	500,000	506,435
5.45%, 07/20/29 (a)(b)	400,000	409,324
6.41%, 11/01/29 (a)(b)	400,000	422,056
5.17%, 01/16/30 (a)(b)	400,000	405,644
4.43%, 01/23/30 (a)(b)	575,000	567,536
5.66%, 04/18/30 (a)(b)	500,000	515,090
5.04%, 07/19/30 (a)(b)	400,000	403,332
4.65%, 10/18/30 (a)(b)	550,000	545,259
5.23%, 01/15/31 (a)(b)	500,000	508,040
2.70%, 01/22/31 (a)(b)	650,000	588,438
3.62%, 04/01/31 (a)(b)	600,000	566,610
1.79%, 02/13/32 (a)(b)	500,000	418,740
7.25%, 04/01/32	180,000	205,763
1.93%, 04/28/32 (a)(b)	450,000	377,644
2.24%, 07/21/32 (a)(b)	650,000	553,124
2.51%, 10/20/32 (a)(b)	450,000	387,427
2.94%, 01/21/33 (a)(b)	500,000	438,970
4.89%, 07/20/33 (a)(b)	400,000	395,612
6.34%, 10/18/33 (a)(b)	550,000	593,032
5.25%, 04/21/34 (a)(b)	650,000	654,088
5.42%, 07/21/34 (a)(b)	475,000	483,194
6.63%, 11/01/34 (a)(b)	450,000	493,456
5.47%, 01/18/35 (a)(b)	450,000	457,618
5.83%, 04/19/35 (a)(b)	575,000	598,954
5.32%, 07/19/35 (a)(b)	600,000	603,342
5.59%, 01/18/36 (a)(b)	600,000	615,408
2.48%, 09/16/36 (a)(b)	575,000	478,233
5.30%, 04/20/37 (a)(b)	350,000	346,080
5.95%, 01/19/38 (a)(b)	400,000	408,484
3.97%, 07/22/38 (a)	400,000	349,588
5.94%, 02/07/39 (a)(b)	250,000	254,715
4.46%, 04/22/39 (a)(b)	200,000	185,954
3.22%, 04/22/42 (a)(b)	350,000	267,428
6.38%, 07/24/42	375,000	414,862
4.30%, 01/27/45	480,000	412,205
4.38%, 01/22/47	400,000	344,212
5.60%, 03/24/51 (a)(b)	350,000	354,151
2.80%, 01/25/52 (a)(b)	350,000	222,397
5.52%, 11/19/55 (a)(b)	550,000	550,286
Morgan Stanley Bank NA
4.75%, 04/21/26 (a)	250,000	250,945
5.88%, 10/30/26 (a)	250,000	255,665
4.45%, 10/15/27 (a)(b)	300,000	299,295
4.95%, 01/14/28 (a)(b)	250,000	251,643
5.50%, 05/26/28 (a)(b)	350,000	356,016
4.97%, 07/14/28 (a)(b)	250,000	252,048
5.02%, 01/12/29 (a)(b)	400,000	403,792
National Australia Bank Ltd.
2.50%, 07/12/26	250,000	244,185
3.91%, 06/09/27	250,000	247,965
5.09%, 06/11/27	250,000	254,065
4.94%, 01/12/28	250,000	254,135
4.90%, 06/13/28	250,000	254,130
4.79%, 01/10/29	250,000	253,832
4.90%, 01/14/30	250,000	254,947
National Bank of Canada
4.95%, 02/01/28 (a)(b)	250,000	251,550
5.60%, 12/18/28	250,000	258,185
4.50%, 10/10/29	250,000	246,875
NatWest Group PLC
4.80%, 04/05/26	200,000	200,628
5.85%, 03/02/27 (a)(b)	200,000	202,436
1.64%, 06/14/27 (a)(b)	300,000	288,837
5.58%, 03/01/28 (a)(b)	200,000	203,346
3.07%, 05/22/28 (a)(b)	200,000	193,160
5.52%, 09/30/28 (a)(b)	200,000	203,688
4.89%, 05/18/29 (a)(b)	300,000	300,723
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.81%, 09/13/29 (a)(b)	200,000	206,350
5.08%, 01/27/30 (a)(b)	400,000	403,168
4.45%, 05/08/30 (a)(b)	200,000	196,566
4.96%, 08/15/30 (a)(b)	250,000	250,330
6.02%, 03/02/34 (a)(b)	200,000	209,310
6.48%, 06/01/34 (a)(b)	200,000	208,512
5.78%, 03/01/35 (a)(b)	200,000	205,620
3.03%, 11/28/35 (a)(b)	250,000	221,475
Northern Trust Corp.
4.00%, 05/10/27 (a)	100,000	99,390
3.65%, 08/03/28 (a)	100,000	97,706
3.15%, 05/03/29 (a)	100,000	95,203
1.95%, 05/01/30 (a)	200,000	176,268
6.13%, 11/02/32 (a)	200,000	215,514
PNC Bank NA
3.10%, 10/25/27 (a)	250,000	241,885
3.25%, 01/22/28 (a)	250,000	242,053
4.05%, 07/26/28	250,000	244,915
2.70%, 10/22/29	250,000	228,643
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	100,000	97,556
1.15%, 08/13/26 (a)	150,000	143,304
3.15%, 05/19/27 (a)	200,000	194,446
5.10%, 07/23/27 (a)(b)	200,000	201,470
6.62%, 10/20/27 (a)(b)	250,000	258,022
5.30%, 01/21/28 (a)(b)	200,000	202,704
5.35%, 12/02/28 (a)(b)	250,000	254,775
3.45%, 04/23/29 (a)	250,000	239,460
5.58%, 06/12/29 (a)(b)	400,000	411,072
2.55%, 01/22/30 (a)	300,000	271,644
5.49%, 05/14/30 (a)(b)	300,000	308,238
5.22%, 01/29/31 (a)(b)	200,000	203,538
2.31%, 04/23/32 (a)(b)	200,000	172,230
4.81%, 10/21/32 (a)(b)	250,000	247,780
4.63%, 06/06/33 (a)(b)	150,000	143,685
6.04%, 10/28/33 (a)(b)	250,000	263,700
5.07%, 01/24/34 (a)(b)	250,000	249,003
5.94%, 08/18/34 (a)(b)	150,000	157,568
6.88%, 10/20/34 (a)(b)	400,000	444,476
5.68%, 01/22/35 (a)(b)	250,000	257,677
5.40%, 07/23/35 (a)(b)	250,000	252,748
5.58%, 01/29/36 (a)(b)	300,000	307,323
Regions Financial Corp.
1.80%, 08/12/28 (a)	250,000	227,250
5.72%, 06/06/30 (a)(b)	250,000	256,422
5.50%, 09/06/35 (a)(b)	200,000	199,540
7.38%, 12/10/37	100,000	114,191
Royal Bank of Canada
1.20%, 04/27/26	300,000	289,515
1.15%, 07/14/26	150,000	143,916
5.20%, 07/20/26	150,000	151,752
1.40%, 11/02/26	200,000	190,680
4.88%, 01/19/27	200,000	201,774
2.05%, 01/21/27	100,000	95,951
3.63%, 05/04/27	200,000	196,796
5.07%, 07/23/27 (a)(b)	200,000	201,516
4.24%, 08/03/27	250,000	248,985
4.51%, 10/18/27 (a)(b)	125,000	124,943
6.00%, 11/01/27	250,000	259,427
4.90%, 01/12/28	150,000	151,791
5.20%, 08/01/28	200,000	204,300
4.52%, 10/18/28 (a)(b)	150,000	149,604
4.97%, 01/24/29 (a)(b)	300,000	303,018
4.95%, 02/01/29	200,000	202,644
4.97%, 08/02/30 (a)(b)	300,000	301,902
4.65%, 10/18/30 (a)(b)	350,000	347,627
5.15%, 02/04/31 (a)(b)	300,000	304,212
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 11/03/31	250,000	215,493
3.88%, 05/04/32	250,000	235,025
5.00%, 02/01/33	300,000	301,551
5.00%, 05/02/33	150,000	150,729
5.15%, 02/01/34	200,000	202,446
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(d)	150,000	146,438
6.12%, 05/31/27 (a)(b)	100,000	101,531
4.40%, 07/13/27 (a)	150,000	148,713
2.49%, 01/06/28 (a)(b)	150,000	143,508
6.50%, 03/09/29 (a)(b)	200,000	207,968
6.57%, 06/12/29 (a)(b)	100,000	104,448
6.17%, 01/09/30 (a)(b)	200,000	207,078
5.35%, 09/06/30 (a)(b)	200,000	201,146
7.66%, 11/09/31 (a)(b)	100,000	111,288
6.34%, 05/31/35 (a)(b)	150,000	155,996
Santander U.K. Group Holdings PLC
1.67%, 06/14/27 (a)(b)	300,000	288,168
2.47%, 01/11/28 (a)(b)	200,000	191,386
3.82%, 11/03/28 (a)(b)	250,000	243,108
6.53%, 01/10/29 (a)(b)	200,000	208,442
5.69%, 04/15/31 (a)(b)	200,000	204,686
2.90%, 03/15/32 (a)(b)	200,000	176,034
State Street Bank & Trust Co.
4.78%, 11/23/29	250,000	252,683
State Street Corp.
2.65%, 05/19/26	250,000	245,605
5.27%, 08/03/26 (a)	150,000	151,815
4.99%, 03/18/27 (a)	250,000	252,910
4.33%, 10/22/27 (a)	200,000	199,926
1.68%, 11/18/27 (a)(b)	100,000	95,481
2.20%, 02/07/28 (a)(b)	100,000	95,754
5.82%, 11/04/28 (a)(b)	100,000	103,451
4.53%, 02/20/29 (a)(b)	200,000	200,026
5.68%, 11/21/29 (a)(b)	250,000	259,500
4.14%, 12/03/29 (a)(b)	100,000	98,664
2.40%, 01/24/30	100,000	91,018
2.20%, 03/03/31	200,000	174,050
3.15%, 03/30/31 (a)(b)	100,000	93,349
4.68%, 10/22/32 (a)(b)	150,000	148,115
2.62%, 02/07/33 (a)(b)	100,000	86,922
4.42%, 05/13/33 (a)(b)	100,000	96,969
4.16%, 08/04/33 (a)(b)	100,000	95,051
4.82%, 01/26/34 (a)(b)	150,000	148,205
5.16%, 05/18/34 (a)(b)	200,000	201,976
3.03%, 11/01/34 (a)(b)	100,000	91,632
6.12%, 11/21/34 (a)(b)	100,000	106,000
Sumitomo Mitsui Financial Group, Inc.
3.78%, 03/09/26	200,000	198,796
5.88%, 07/13/26	200,000	203,744
2.63%, 07/14/26	400,000	390,272
1.40%, 09/17/26	250,000	238,735
3.01%, 10/19/26	250,000	244,463
3.45%, 01/11/27	200,000	196,564
2.17%, 01/14/27	200,000	191,858
3.36%, 07/12/27	200,000	195,342
3.35%, 10/18/27	250,000	243,138
5.52%, 01/13/28	250,000	256,665
5.80%, 07/13/28	200,000	207,514
3.94%, 07/19/28	250,000	245,598
5.72%, 09/14/28	200,000	207,140
1.90%, 09/17/28	200,000	182,464
4.31%, 10/16/28	100,000	99,310
2.47%, 01/14/29	200,000	185,110
5.32%, 07/09/29	200,000	204,388
3.04%, 07/16/29	400,000	373,328
3.20%, 09/17/29	100,000	94,024
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.72%, 09/27/29	200,000	183,784
5.71%, 01/13/30	200,000	208,222
2.75%, 01/15/30	200,000	182,616
5.24%, 04/15/30	200,000	204,178
2.13%, 07/08/30	300,000	262,530
5.85%, 07/13/30	200,000	209,736
2.14%, 09/23/30	150,000	130,502
1.71%, 01/12/31	200,000	168,236
5.42%, 07/09/31	200,000	205,858
2.22%, 09/17/31	200,000	170,614
5.45%, 01/15/32	200,000	205,452
5.77%, 01/13/33	250,000	262,152
5.78%, 07/13/33	200,000	210,674
5.81%, 09/14/33 (c)	200,000	211,780
5.56%, 07/09/34	250,000	258,267
5.63%, 01/15/35	200,000	206,898
2.93%, 09/17/41	150,000	111,633
3.05%, 01/14/42	200,000	152,092
6.18%, 07/13/43	200,000	219,980
5.84%, 07/09/44	200,000	208,850
Synchrony Financial
3.70%, 08/04/26 (a)	200,000	196,674
3.95%, 12/01/27 (a)	200,000	195,046
5.15%, 03/19/29 (a)	150,000	149,522
5.94%, 08/02/30 (a)(b)	125,000	127,625
2.88%, 10/28/31 (a)	100,000	85,361
Synovus Bank
5.63%, 02/15/28 (a)	250,000	252,685
Toronto-Dominion Bank
1.20%, 06/03/26	250,000	240,320
5.53%, 07/17/26	300,000	304,359
1.25%, 09/10/26	300,000	286,059
5.26%, 12/11/26	100,000	101,406
4.57%, 12/17/26	250,000	250,375
1.95%, 01/12/27	100,000	95,489
2.80%, 03/10/27	250,000	241,835
4.98%, 04/05/27	150,000	151,425
4.11%, 06/08/27	275,000	272,756
4.69%, 09/15/27	300,000	301,980
5.16%, 01/10/28	250,000	254,250
4.86%, 01/31/28	200,000	201,644
5.52%, 07/17/28	200,000	205,530
4.99%, 04/05/29	200,000	202,116
4.78%, 12/17/29	200,000	200,454
2.00%, 09/10/31	150,000	127,736
3.63%, 09/15/31 (a)(b)	300,000	293,301
2.45%, 01/12/32	100,000	85,561
5.30%, 01/30/32	150,000	152,907
3.20%, 03/10/32	250,000	224,028
4.46%, 06/08/32	400,000	387,184
5.15%, 09/10/34 (a)(b)	200,000	197,490
Truist Bank
2.25%, 03/11/30 (a)	250,000	220,328
Truist Financial Corp.
1.27%, 03/02/27 (a)(b)	200,000	193,550
6.05%, 06/08/27 (a)(b)	300,000	305,244
1.13%, 08/03/27 (a)	250,000	230,998
4.12%, 06/06/28 (a)(b)	150,000	148,658
4.87%, 01/26/29 (a)(b)	250,000	251,233
3.88%, 03/19/29 (a)	100,000	96,680
1.89%, 06/07/29 (a)(b)	250,000	228,335
7.16%, 10/30/29 (a)(b)	300,000	323,157
5.44%, 01/24/30 (a)(b)	350,000	357,003
1.95%, 06/05/30 (a)	100,000	87,066
5.15%, 08/05/32 (a)(b)	200,000	200,898
4.92%, 07/28/33 (a)(b)	200,000	192,542
6.12%, 10/28/33 (a)(b)	150,000	158,957
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.12%, 01/26/34 (a)(b)	350,000	346,794
5.87%, 06/08/34 (a)(b)	300,000	311,541
5.71%, 01/24/35 (a)(b)	450,000	462,496
U.S. Bancorp
3.10%, 04/27/26 (a)	250,000	246,083
2.38%, 07/22/26 (a)	200,000	194,746
3.15%, 04/27/27 (a)	300,000	292,284
6.79%, 10/26/27 (a)(b)	200,000	206,856
2.22%, 01/27/28 (a)(b)	250,000	239,153
3.90%, 04/26/28 (a)	250,000	245,423
4.55%, 07/22/28 (a)(b)	250,000	249,448
4.65%, 02/01/29 (a)(b)	300,000	299,868
5.78%, 06/12/29 (a)(b)	300,000	309,429
3.00%, 07/30/29 (a)	150,000	139,608
5.38%, 01/23/30 (a)(b)	250,000	255,150
1.38%, 07/22/30 (a)	250,000	210,685
5.10%, 07/23/30 (a)(b)	200,000	202,214
5.05%, 02/12/31 (a)(b)	300,000	302,265
2.68%, 01/27/33 (a)(b)	150,000	129,333
4.97%, 07/22/33 (a)(b)	200,000	195,244
5.85%, 10/21/33 (a)(b)	250,000	260,462
4.84%, 02/01/34 (a)(b)	350,000	341,166
5.84%, 06/12/34 (a)(b)	300,000	311,922
5.68%, 01/23/35 (a)(b)	400,000	411,236
5.42%, 02/12/36 (a)(b)	300,000	303,828
2.49%, 11/03/36 (a)(b)	250,000	207,495
U.S. Bank NA
4.51%, 10/22/27 (a)(b)	250,000	249,680
UBS AG
1.25%, 06/01/26	200,000	192,464
1.25%, 08/07/26	250,000	239,223
5.00%, 07/09/27	250,000	252,913
4.86%, 01/10/28 (a)(b)	250,000	251,115
7.50%, 02/15/28	400,000	432,336
5.65%, 09/11/28	250,000	258,765
4.50%, 06/26/48	200,000	174,990
UBS Group AG
4.55%, 04/17/26	500,000	500,445
4.88%, 05/15/45	500,000	457,950
Wachovia Corp.
7.57%, 08/01/26 (e)	75,000	78,069
5.50%, 08/01/35	230,000	234,904
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	48,188
Wells Fargo & Co.
3.00%, 04/22/26	600,000	590,478
4.10%, 06/03/26	450,000	447,223
3.00%, 10/23/26	650,000	634,712
3.20%, 06/17/27 (a)(b)	550,000	540,490
4.30%, 07/22/27	480,000	477,389
4.90%, 01/24/28 (a)(b)	400,000	402,152
3.53%, 03/24/28 (a)(b)	725,000	708,992
5.71%, 04/22/28 (a)(b)	600,000	612,150
3.58%, 05/22/28 (a)(b)	500,000	488,125
2.39%, 06/02/28 (a)(b)	650,000	618,722
4.81%, 07/25/28 (a)(b)	650,000	651,475
4.15%, 01/24/29 (a)	475,000	467,243
5.57%, 07/25/29 (a)(b)	750,000	768,937
6.30%, 10/23/29 (a)(b)	550,000	578,253
7.95%, 11/15/29	100,000	112,762
5.20%, 01/23/30 (a)(b)	500,000	506,930
2.88%, 10/30/30 (a)(b)	600,000	551,364
5.24%, 01/24/31 (a)(b)	600,000	609,420
2.57%, 02/11/31 (a)(b)	550,000	494,939
4.48%, 04/04/31 (a)(b)	475,000	466,640
3.35%, 03/02/33 (a)(b)	700,000	628,243
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 07/25/33 (a)(b)	750,000	739,065
5.39%, 04/24/34 (a)(b)	700,000	708,141
5.56%, 07/25/34 (a)(b)	850,000	867,680
6.49%, 10/23/34 (a)(b)	600,000	650,502
5.50%, 01/23/35 (a)(b)	575,000	585,304
5.38%, 02/07/35	100,000	102,233
5.21%, 12/03/35 (a)(b)	500,000	498,740
5.95%, 12/15/36	150,000	154,161
3.07%, 04/30/41 (a)(b)	700,000	530,810
5.38%, 11/02/43	300,000	289,230
5.61%, 01/15/44	450,000	444,762
4.65%, 11/04/44	300,000	261,621
3.90%, 05/01/45	330,000	265,218
4.90%, 11/17/45	350,000	313,617
4.40%, 06/14/46	400,000	334,196
4.75%, 12/07/46	300,000	261,465
5.01%, 04/04/51 (a)(b)	1,000,000	922,720
4.61%, 04/25/53 (a)(b)	600,000	522,060
Wells Fargo Bank NA
5.45%, 08/07/26 (a)	400,000	405,836
5.25%, 12/11/26 (a)	350,000	355,169
5.95%, 08/26/36	250,000	264,165
5.85%, 02/01/37	250,000	261,297
6.60%, 01/15/38	250,000	278,095
Westpac Banking Corp.
5.20%, 04/16/26	150,000	151,559
2.85%, 05/13/26	200,000	196,782
1.15%, 06/03/26	250,000	240,713
2.70%, 08/19/26	200,000	195,758
4.60%, 10/20/26	150,000	150,887
3.35%, 03/08/27	150,000	147,377
4.04%, 08/26/27	200,000	199,294
5.46%, 11/18/27	200,000	205,832
3.40%, 01/25/28	250,000	243,860
5.54%, 11/17/28	250,000	259,907
1.95%, 11/20/28	200,000	183,604
5.05%, 04/16/29	150,000	153,684
2.65%, 01/16/30	100,000	92,207
2.15%, 06/03/31	250,000	217,705
4.32%, 11/23/31 (a)(b)	250,000	247,923
5.41%, 08/10/33 (a)(b)	250,000	250,770
6.82%, 11/17/33	150,000	165,542
4.11%, 07/24/34 (a)(b)	250,000	239,910
2.67%, 11/15/35 (a)(b)	250,000	217,943
5.62%, 11/20/35 (a)(b)	250,000	251,143
3.02%, 11/18/36 (a)(b)	200,000	174,132
4.42%, 07/24/39	200,000	183,464
2.96%, 11/16/40	200,000	148,952
3.13%, 11/18/41	200,000	148,774
Zions Bancorp NA
3.25%, 10/29/29 (a)	250,000	226,288
		303,403,700
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	150,000	139,317
5.50%, 08/20/34 (a)	75,000	74,562
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	200,000	195,736
5.70%, 12/15/28 (a)	150,000	155,859
4.50%, 05/13/32 (a)	100,000	97,595
5.15%, 05/15/33 (a)	150,000	151,475
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	100,000	109,393
5.80%, 05/21/54 (a)	150,000	152,667
6.00%, 12/15/54 (a)(b)	75,000	73,118
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ares Management Corp.
5.60%, 10/11/54 (a)	125,000	121,348
ARES Management Corp.
6.38%, 11/10/28 (a)	100,000	105,367
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	80,338
6.60%, 06/10/29 (a)	100,000	103,384
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	150,000	151,116
4.70%, 03/14/29 (a)	100,000	101,329
5.00%, 03/14/34 (a)	200,000	202,346
4.90%, 01/08/35 (a)	100,000	100,419
5.25%, 03/14/54 (a)	300,000	293,604
5.35%, 01/08/55 (a)	200,000	198,776
BlackRock, Inc.
3.20%, 03/15/27	100,000	98,084
3.25%, 04/30/29 (a)	250,000	239,122
2.40%, 04/30/30 (a)	200,000	180,814
1.90%, 01/28/31 (a)	250,000	215,562
2.10%, 02/25/32 (a)	200,000	168,866
4.75%, 05/25/33 (a)	200,000	199,958
Blackstone Reg Finance Co. LLC
5.00%, 12/06/34 (a)	150,000	148,193
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	125,000	110,614
4.38%, 02/15/32 (a)	75,000	70,866
6.25%, 04/18/34 (a)	200,000	208,798
4.13%, 10/07/51 (a)	75,000	56,630
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	75,000	78,838
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	125,000	106,044
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	100,000	70,639
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	100,000	99,744
3.90%, 01/25/28 (a)	200,000	196,480
4.85%, 03/29/29 (a)	150,000	150,657
4.35%, 04/15/30 (a)	150,000	146,705
2.72%, 04/15/31 (a)	100,000	88,968
6.35%, 01/05/34 (a)	200,000	213,844
5.68%, 01/15/35 (a)	75,000	76,894
4.70%, 09/20/47 (a)	175,000	155,620
3.50%, 03/30/51 (a)	150,000	106,911
3.63%, 02/15/52 (a)	100,000	72,536
5.97%, 03/04/54 (a)	150,000	155,581
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	98,725
1.63%, 12/15/30 (a)	200,000	169,398
Charles Schwab Corp.
0.90%, 03/11/26 (a)(f)	200,000	192,852
1.15%, 05/13/26 (a)(f)	150,000	144,431
5.88%, 08/24/26 (a)(f)	150,000	152,878
3.20%, 03/02/27 (a)(f)	100,000	97,810
2.45%, 03/03/27 (a)(f)	240,000	231,007
3.30%, 04/01/27 (a)(f)	100,000	97,843
3.20%, 01/25/28 (a)(f)	100,000	96,741
2.00%, 03/20/28 (a)(f)	200,000	186,128
4.00%, 02/01/29 (a)(f)	75,000	73,591
5.64%, 05/19/29 (a)(b)(f)	190,000	195,563
3.25%, 05/22/29 (a)(f)	75,000	71,322
2.75%, 10/01/29 (a)(f)	50,000	46,187
6.20%, 11/17/29 (a)(b)(f)	200,000	210,776
4.63%, 03/22/30 (a)(f)	50,000	50,493
1.65%, 03/11/31 (a)(f)	100,000	83,823
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 05/13/31 (a)(f)	100,000	87,168
1.95%, 12/01/31 (a)(f)	125,000	104,668
2.90%, 03/03/32 (a)(f)	150,000	132,072
5.85%, 05/19/34 (a)(b)(f)	225,000	235,816
6.14%, 08/24/34 (a)(b)(f)	225,000	240,543
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	174,316
4.10%, 06/15/51 (a)	75,000	54,329
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	98,391
2.65%, 03/15/32 (a)	200,000	176,018
5.30%, 09/15/43 (a)	200,000	205,164
4.15%, 06/15/48 (a)	100,000	85,986
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	49,029
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	150,000	126,798
2.95%, 08/12/51 (a)	100,000	65,187
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34 (a)(d)	200,000	200,454
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	100,000	96,914
4.00%, 09/15/27 (a)	300,000	296,967
3.63%, 09/01/28 (a)	175,000	169,974
3.75%, 09/21/28 (a)	100,000	97,505
4.35%, 06/15/29 (a)	250,000	248,112
2.10%, 06/15/30 (a)	250,000	220,375
5.25%, 06/15/31 (a)	150,000	154,189
1.85%, 09/15/32 (a)	250,000	202,677
4.60%, 03/15/33 (a)	275,000	268,815
2.65%, 09/15/40 (a)	250,000	181,347
4.25%, 09/21/48 (a)	225,000	191,497
3.00%, 06/15/50 (a)	225,000	150,136
4.95%, 06/15/52 (a)	325,000	301,564
3.00%, 09/15/60 (a)	250,000	154,210
5.20%, 06/15/62 (a)	200,000	191,250
Invesco Finance PLC
5.38%, 11/30/43	100,000	97,489
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)(d)	100,000	97,794
Jefferies Financial Group, Inc.
4.85%, 01/15/27	150,000	150,165
6.45%, 06/08/27	100,000	103,648
5.88%, 07/21/28 (a)	200,000	206,104
4.15%, 01/23/30	175,000	168,208
2.63%, 10/15/31 (a)	200,000	171,470
2.75%, 10/15/32 (a)	100,000	83,525
6.20%, 04/14/34 (a)	250,000	260,112
6.25%, 01/15/36	100,000	103,416
6.50%, 01/20/43	50,000	53,114
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	148,440
4.38%, 03/11/29 (a)	150,000	147,756
Legg Mason, Inc.
4.75%, 03/15/26	100,000	100,144
5.63%, 01/15/44	75,000	75,191
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	100,000	101,762
6.75%, 11/17/28 (a)	150,000	158,713
5.20%, 03/15/30 (a)	150,000	150,533
6.00%, 05/20/34 (a)	100,000	102,773
5.65%, 03/15/35 (a)	95,000	95,464
Marex Group PLC
6.40%, 11/04/29 (a)	100,000	102,515
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	148,866
5.35%, 06/28/28 (a)	175,000	179,137
1.65%, 01/15/31 (a)	100,000	84,463
5.55%, 02/15/34 (a)	200,000	207,382
2.50%, 12/21/40 (a)	150,000	103,989
3.25%, 04/28/50 (a)	100,000	69,235
3.95%, 03/07/52 (a)	100,000	78,745
5.95%, 08/15/53 (a)	125,000	130,473
6.10%, 06/28/63 (a)	175,000	183,015
Nomura Holdings, Inc.
1.65%, 07/14/26	200,000	192,226
2.33%, 01/22/27	250,000	239,420
5.59%, 07/02/27	200,000	203,732
6.07%, 07/12/28	200,000	207,930
2.17%, 07/14/28	200,000	183,982
5.61%, 07/06/29	200,000	205,842
3.10%, 01/16/30	200,000	184,514
2.68%, 07/16/30	300,000	268,029
2.61%, 07/14/31	200,000	173,722
3.00%, 01/22/32	200,000	175,580
6.18%, 01/18/33	200,000	212,472
6.09%, 07/12/33	200,000	212,214
5.78%, 07/03/34	200,000	206,892
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	99,961
4.95%, 07/15/46	150,000	137,630
3.75%, 04/01/51 (a)	150,000	111,596
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	95,766
TPG Operating Group II LP
5.88%, 03/05/34 (a)	100,000	103,542
		20,264,447
Finance Companies 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/26 (a)	150,000	149,715
2.45%, 10/29/26 (a)	600,000	578,544
6.10%, 01/15/27 (a)	150,000	153,550
6.45%, 04/15/27 (a)	200,000	206,468
3.65%, 07/21/27 (a)	250,000	243,737
4.63%, 10/15/27 (a)	150,000	149,485
3.88%, 01/23/28 (a)	150,000	146,742
4.88%, 04/01/28 (a)	250,000	251,025
5.75%, 06/06/28 (a)	200,000	205,702
3.00%, 10/29/28 (a)	600,000	563,454
5.10%, 01/19/29 (a)	150,000	151,441
4.63%, 09/10/29 (a)	200,000	197,942
6.15%, 09/30/30 (a)	150,000	158,535
5.38%, 12/15/31 (a)	250,000	253,102
3.30%, 01/30/32 (a)	700,000	620,466
3.40%, 10/29/33 (a)	300,000	260,802
5.30%, 01/19/34 (a)	150,000	150,054
4.95%, 09/10/34 (a)	200,000	193,784
3.85%, 10/29/41 (a)	300,000	241,452
6.95%, 03/10/55 (a)(b)	150,000	154,527
Air Lease Corp.
3.75%, 06/01/26 (a)	150,000	148,371
5.30%, 06/25/26	100,000	100,841
1.88%, 08/15/26 (a)	250,000	240,412
2.20%, 01/15/27 (a)	150,000	143,558
3.63%, 04/01/27 (a)	100,000	98,171
3.63%, 12/01/27 (a)	150,000	146,098
5.85%, 12/15/27 (a)	150,000	154,575
4.63%, 10/01/28 (a)	100,000	99,664
5.10%, 03/01/29 (a)	150,000	151,956
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 10/01/29 (a)	100,000	93,546
3.00%, 02/01/30 (a)	100,000	91,717
3.13%, 12/01/30 (a)	150,000	136,086
5.20%, 07/15/31 (a)	100,000	100,677
2.88%, 01/15/32 (a)	150,000	130,707
Aircastle Ltd.
4.25%, 06/15/26 (a)	100,000	99,330
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(d)	125,000	131,085
6.70%, 07/29/31 (a)(d)	200,000	209,448
6.55%, 03/15/32 (a)(d)	100,000	103,105
Ares Capital Corp.
5.80%, 03/08/32 (a)	300,000	300,966
ARES Capital Corp.
2.15%, 07/15/26 (a)	150,000	144,728
7.00%, 01/15/27	200,000	207,050
2.88%, 06/15/27 (a)	100,000	95,686
2.88%, 06/15/28 (a)	200,000	186,906
5.88%, 03/01/29 (a)	150,000	153,274
5.95%, 07/15/29 (a)	150,000	153,589
3.20%, 11/15/31 (a)	150,000	131,508
Ares Strategic Income Fund
5.70%, 03/15/28 (a)(d)	200,000	201,520
5.60%, 02/15/30 (a)(d)	125,000	124,671
6.20%, 03/21/32 (a)(d)	100,000	101,232
ARES Strategic Income Fund
6.35%, 08/15/29 (a)(d)	125,000	128,528
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (a)	100,000	96,071
5.95%, 03/15/30 (a)	75,000	75,135
Barings BDC, Inc.
3.30%, 11/23/26 (a)	100,000	96,800
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	75,000	78,281
Blackstone Private Credit Fund
2.63%, 12/15/26 (a)	200,000	191,496
3.25%, 03/15/27 (a)	200,000	192,884
4.95%, 09/26/27 (a)(d)	75,000	74,474
7.30%, 11/27/28 (a)	150,000	160,185
4.00%, 01/15/29 (a)	100,000	95,488
5.95%, 07/16/29 (a)	100,000	101,860
5.60%, 11/22/29 (a)(d)	100,000	100,083
5.25%, 04/01/30 (a)(d)	75,000	74,051
6.25%, 01/25/31 (a)	75,000	77,170
6.00%, 01/29/32 (a)	200,000	199,822
6.00%, 11/22/34 (a)(d)	125,000	123,193
Blackstone Secured Lending Fund
2.75%, 09/16/26 (a)	150,000	144,911
2.13%, 02/15/27 (a)	100,000	94,694
5.88%, 11/15/27 (a)	100,000	101,981
5.35%, 04/13/28 (a)	100,000	100,221
2.85%, 09/30/28 (a)	200,000	184,024
Blue Owl Capital Corp.
3.40%, 07/15/26 (a)	200,000	195,060
8.45%, 11/15/26 (a)	50,000	52,565
2.63%, 01/15/27 (a)	100,000	95,211
3.13%, 04/13/27 (a)	75,000	71,663
2.88%, 06/11/28 (a)	150,000	138,320
5.95%, 03/15/29 (a)	200,000	202,382
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	100,000	96,814
4.70%, 02/08/27 (a)	100,000	99,069
7.75%, 09/16/27 (a)	100,000	105,116
7.95%, 06/13/28 (a)	125,000	133,816
7.75%, 01/15/29 (a)	100,000	107,362
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.60%, 09/15/29 (a)(d)	75,000	77,008
5.80%, 03/15/30 (a)(d)	175,000	174,625
6.65%, 03/15/31 (a)	150,000	155,406
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	94,802
6.10%, 03/15/28 (a)(d)	100,000	100,761
Blue Owl Technology Finance Corp. II
6.75%, 04/04/29 (a)	125,000	128,681
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	75,000	77,474
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)(d)	50,000	51,994
FS KKR Capital Corp.
2.63%, 01/15/27 (a)	100,000	95,561
3.25%, 07/15/27 (a)	75,000	71,762
3.13%, 10/12/28 (a)	150,000	137,600
7.88%, 01/15/29 (a)	100,000	107,207
6.88%, 08/15/29 (a)	100,000	104,193
6.13%, 01/15/30 (a)	125,000	126,054
GATX Corp.
3.25%, 09/15/26 (a)	100,000	98,044
3.85%, 03/30/27 (a)	150,000	147,661
3.50%, 03/15/28 (a)	150,000	145,026
4.70%, 04/01/29 (a)	150,000	149,395
4.00%, 06/30/30 (a)	100,000	96,210
1.90%, 06/01/31 (a)	100,000	83,733
3.50%, 06/01/32 (a)	75,000	67,844
4.90%, 03/15/33 (a)	75,000	74,142
6.05%, 03/15/34 (a)	100,000	106,012
6.90%, 05/01/34 (a)	100,000	111,875
5.50%, 06/15/35 (a)	100,000	101,367
5.20%, 03/15/44 (a)	75,000	71,139
3.10%, 06/01/51 (a)	100,000	64,969
6.05%, 06/05/54 (a)	75,000	77,106
Goldman Sachs BDC, Inc.
6.38%, 03/11/27	75,000	76,899
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	200,000	192,752
7.05%, 12/05/28 (a)	75,000	79,031
6.00%, 07/15/29 (a)	100,000	101,731
Golub Capital Private Credit Fund
5.80%, 09/12/29 (a)(d)	100,000	100,002
5.88%, 05/01/30 (a)(d)	95,000	95,096
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	100,000	96,583
HPS Corporate Lending Fund
5.45%, 01/14/28 (a)(d)	100,000	100,268
6.75%, 01/30/29 (a)	100,000	103,998
6.25%, 09/30/29 (a)	75,000	77,099
5.95%, 04/14/32 (a)(d)	100,000	100,491
Main Street Capital Corp.
3.00%, 07/14/26 (a)	100,000	97,051
6.50%, 06/04/27 (a)	50,000	51,141
6.95%, 03/01/29 (a)	75,000	78,760
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	99,149
6.15%, 05/17/29 (a)	75,000	76,335
New Mountain Finance Corp.
6.20%, 10/15/27	75,000	75,882
6.88%, 02/01/29 (a)	75,000	77,087
North Haven Private Income Fund LLC
5.75%, 02/01/30 (a)(d)	75,000	74,407
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	100,000	102,829
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	50,000	47,554
7.10%, 02/15/29 (a)	100,000	104,079
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	75,000	81,787
6.50%, 07/23/29 (a)	75,000	77,175
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	200,000	206,764
5.75%, 01/15/30 (a)	100,000	99,768
6.13%, 07/15/30 (a)(d)	100,000	101,628
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	96,870
6.13%, 03/01/29 (a)	75,000	76,746
		18,646,347
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	100,000	92,349
ORIX Corp.
3.70%, 07/18/27	100,000	98,087
5.00%, 09/13/27	95,000	96,090
4.65%, 09/10/29	150,000	149,902
2.25%, 03/09/31	100,000	86,537
5.20%, 09/13/32	200,000	203,568
5.40%, 02/25/35	95,000	96,859
		823,392
Insurance 1.2%
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	199,362
Aetna, Inc.
6.63%, 06/15/36	100,000	107,579
6.75%, 12/15/37	150,000	162,949
4.50%, 05/15/42 (a)	100,000	84,221
4.75%, 03/15/44 (a)	50,000	43,191
3.88%, 08/15/47 (a)	75,000	55,843
Aflac, Inc.
1.13%, 03/15/26 (a)	100,000	96,623
3.60%, 04/01/30 (a)	250,000	238,562
4.00%, 10/15/46 (a)	75,000	61,294
4.75%, 01/15/49 (a)	100,000	89,854
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	95,599
3.25%, 08/15/51 (a)	100,000	69,775
Allstate Corp.
3.28%, 12/15/26 (a)	100,000	97,980
5.05%, 06/24/29 (a)	100,000	101,542
1.45%, 12/15/30 (a)	75,000	62,431
5.25%, 03/30/33 (a)	150,000	152,338
5.35%, 06/01/33	100,000	101,816
5.55%, 05/09/35	150,000	154,752
4.50%, 06/15/43	125,000	109,825
4.20%, 12/15/46 (a)	100,000	82,825
3.85%, 08/10/49 (a)	100,000	77,214
6.50%, 05/15/67 (a)(b)	100,000	100,822
American Financial Group, Inc.
5.25%, 04/02/30 (a)	75,000	76,922
4.50%, 06/15/47 (a)	100,000	85,524
American International Group, Inc.
3.40%, 06/30/30 (a)	150,000	140,540
5.13%, 03/27/33 (a)	150,000	151,108
3.88%, 01/15/35 (a)	78,000	70,971
4.50%, 07/16/44 (a)	145,000	128,400
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 04/01/48 (a)	200,000	181,334
4.38%, 06/30/50 (a)	200,000	170,784
American National Group, Inc.
5.00%, 06/15/27 (a)	90,000	89,966
5.75%, 10/01/29 (a)	100,000	101,092
Aon Corp.
8.21%, 01/01/27	100,000	105,719
4.50%, 12/15/28 (a)	100,000	99,724
3.75%, 05/02/29 (a)	150,000	144,908
2.80%, 05/15/30 (a)	200,000	182,300
6.25%, 09/30/40	50,000	53,958
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	100,000	96,685
2.05%, 08/23/31 (a)	100,000	85,029
2.60%, 12/02/31 (a)	100,000	87,089
5.00%, 09/12/32 (a)	100,000	100,431
5.35%, 02/28/33 (a)	100,000	101,955
2.90%, 08/23/51 (a)	100,000	63,285
3.90%, 02/28/52 (a)	200,000	152,822
Aon Global Ltd.
4.60%, 06/14/44 (a)	100,000	88,199
4.75%, 05/15/45 (a)	100,000	89,305
Aon North America, Inc.
5.13%, 03/01/27 (a)	150,000	151,638
5.15%, 03/01/29 (a)	150,000	152,617
5.30%, 03/01/31 (a)	200,000	204,430
5.45%, 03/01/34 (a)	300,000	307,218
5.75%, 03/01/54 (a)	350,000	356,016
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	99,336
5.03%, 12/15/46 (a)	100,000	92,482
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	200,000	147,954
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	85,000	80,308
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	150,000	150,210
4.85%, 12/15/29 (a)	150,000	150,675
2.40%, 11/09/31 (a)	100,000	85,596
5.00%, 02/15/32 (a)	100,000	99,967
5.50%, 03/02/33 (a)	75,000	76,838
6.50%, 02/15/34 (a)	100,000	109,310
5.45%, 07/15/34 (a)	102,000	103,827
5.15%, 02/15/35 (a)	300,000	298,710
3.50%, 05/20/51 (a)	150,000	107,742
3.05%, 03/09/52 (a)	100,000	64,399
5.75%, 03/02/53 (a)	100,000	100,688
6.75%, 02/15/54 (a)	100,000	113,584
5.75%, 07/15/54 (a)	75,000	76,109
5.55%, 02/15/55 (a)	300,000	295,518
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	100,650
3.70%, 02/22/30 (a)	100,000	93,786
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	180,578
3.60%, 09/15/51 (a)	50,000	35,726
Athene Holding Ltd.
4.13%, 01/12/28 (a)	100,000	98,646
6.15%, 04/03/30 (a)	100,000	105,385
3.50%, 01/15/31 (a)	100,000	92,632
6.65%, 02/01/33 (a)	100,000	107,350
5.88%, 01/15/34 (a)	100,000	102,811
3.95%, 05/25/51 (a)	100,000	74,488
3.45%, 05/15/52 (a)	125,000	83,050
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 04/01/54 (a)	200,000	206,408
6.63%, 10/15/54 (a)(b)	100,000	100,509
AXA SA
8.60%, 12/15/30	100,000	118,045
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	96,274
4.90%, 01/15/40 (a)(b)	50,000	47,249
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	50,000	49,196
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	150,000	144,758
1.85%, 03/12/30 (a)	100,000	88,888
1.45%, 10/15/30 (a)	150,000	128,721
2.88%, 03/15/32 (a)	200,000	180,488
5.75%, 01/15/40	200,000	216,120
4.40%, 05/15/42	100,000	92,948
4.30%, 05/15/43	150,000	134,009
4.20%, 08/15/48 (a)	475,000	401,009
4.25%, 01/15/49 (a)	350,000	298,025
2.85%, 10/15/50 (a)	300,000	195,369
2.50%, 01/15/51 (a)	100,000	60,304
3.85%, 03/15/52 (a)	525,000	408,513
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	450,000	444,901
4.50%, 02/11/43	175,000	164,395
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	150,000	146,645
5.63%, 05/15/30 (a)	150,000	155,482
4.70%, 06/22/47 (a)	175,000	141,426
3.85%, 12/22/51 (a)	75,000	50,514
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	75,000	74,264
2.38%, 03/15/31 (a)	150,000	129,135
4.20%, 03/17/32 (a)	100,000	94,498
5.65%, 06/11/34 (a)	100,000	102,344
4.95%, 03/17/52 (a)	100,000	88,374
Centene Corp.
4.25%, 12/15/27 (a)	500,000	487,210
2.45%, 07/15/28 (a)	400,000	365,064
4.63%, 12/15/29 (a)	700,000	672,210
3.38%, 02/15/30 (a)	350,000	316,925
3.00%, 10/15/30 (a)	400,000	350,852
2.50%, 03/01/31 (a)	400,000	338,068
2.63%, 08/01/31 (a)	200,000	168,672
Chubb Corp.
6.50%, 05/15/38	100,000	112,728
Chubb INA Holdings LLC
3.35%, 05/03/26 (a)	300,000	296,571
4.65%, 08/15/29 (a)	150,000	150,874
1.38%, 09/15/30 (a)	250,000	211,845
5.00%, 03/15/34 (a)	375,000	376,586
4.15%, 03/13/43	200,000	172,168
4.35%, 11/03/45 (a)	250,000	218,765
2.85%, 12/15/51 (a)	150,000	98,228
3.05%, 12/15/61 (a)	250,000	158,207
Cincinnati Financial Corp.
6.92%, 05/15/28	75,000	80,445
6.13%, 11/01/34	50,000	53,119
CNA Financial Corp.
4.50%, 03/01/26 (a)	150,000	149,724
3.45%, 08/15/27 (a)	100,000	97,542
3.90%, 05/01/29 (a)	100,000	96,974
2.05%, 08/15/30 (a)	100,000	86,973
5.50%, 06/15/33 (a)	100,000	102,308
5.13%, 02/15/34 (a)	100,000	99,522
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	150,543
6.45%, 06/15/34 (a)	125,000	132,350
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	250,000	245,282
3.85%, 04/05/29 (a)	150,000	144,686
3.90%, 04/05/32 (a)	300,000	278,883
6.05%, 09/15/33 (a)	100,000	105,184
5.75%, 01/15/34 (a)	100,000	103,831
4.35%, 04/05/42 (a)	100,000	86,364
4.40%, 04/05/52 (a)	250,000	208,065
6.88%, 12/15/52 (a)(b)	175,000	180,105
6.38%, 09/15/54 (a)(b)	150,000	150,382
Elevance Health, Inc.
1.50%, 03/15/26 (a)	200,000	193,960
4.50%, 10/30/26	100,000	100,126
3.65%, 12/01/27 (a)	300,000	293,751
4.10%, 03/01/28 (a)	150,000	148,162
5.15%, 06/15/29 (a)	100,000	101,956
2.88%, 09/15/29 (a)	150,000	139,091
4.75%, 02/15/30 (a)	150,000	150,589
2.25%, 05/15/30 (a)	200,000	177,440
2.55%, 03/15/31 (a)	200,000	176,184
4.95%, 11/01/31 (a)	150,000	150,225
4.10%, 05/15/32 (a)	100,000	94,641
5.50%, 10/15/32 (a)	150,000	154,758
4.75%, 02/15/33 (a)	250,000	245,070
5.38%, 06/15/34 (a)	175,000	177,413
5.95%, 12/15/34	100,000	105,533
5.20%, 02/15/35 (a)	200,000	200,198
5.85%, 01/15/36	75,000	77,910
6.38%, 06/15/37	100,000	108,249
4.63%, 05/15/42	200,000	178,206
4.65%, 01/15/43	150,000	133,547
5.10%, 01/15/44	75,000	70,349
4.65%, 08/15/44 (a)	150,000	132,749
4.38%, 12/01/47 (a)	250,000	207,930
4.55%, 03/01/48 (a)	150,000	127,451
3.70%, 09/15/49 (a)	150,000	110,345
3.13%, 05/15/50 (a)	200,000	132,358
3.60%, 03/15/51 (a)	200,000	143,852
4.55%, 05/15/52 (a)	175,000	146,834
6.10%, 10/15/52 (a)	150,000	155,916
5.13%, 02/15/53 (a)	200,000	183,306
5.65%, 06/15/54 (a)	175,000	172,081
5.70%, 02/15/55 (a)	250,000	247,025
5.85%, 11/01/64 (a)	150,000	149,625
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	150,000	154,473
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	75,000	73,163
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	99,663
3.10%, 09/01/31 (a)	100,000	86,975
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	350,000	346,125
5.59%, 01/11/33 (a)	75,000	77,252
5.00%, 04/20/48 (a)	250,000	230,405
Essent Group Ltd.
6.25%, 07/01/29 (a)	100,000	103,287
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	89,768
3.50%, 10/15/50 (a)	200,000	139,874
3.13%, 10/15/52 (a)	150,000	95,217
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	100,000	104,916
6.50%, 06/04/29 (a)	175,000	180,393
6.25%, 10/04/34 (a)	75,000	74,929
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	100,164
4.63%, 04/29/30 (a)	125,000	123,285
3.38%, 03/03/31 (a)	100,000	91,259
5.63%, 08/16/32 (a)	175,000	180,047
6.00%, 12/07/33 (a)	100,000	104,824
6.35%, 03/22/54 (a)	200,000	209,470
6.10%, 03/15/55 (a)(d)	100,000	101,433
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	250,000	230,597
2.45%, 03/15/31 (a)	150,000	129,614
3.20%, 09/17/51 (a)	75,000	47,534
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	94,963
2.40%, 08/15/31 (a)	100,000	84,326
5.45%, 09/30/34 (a)	75,000	74,255
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	99,626
2.15%, 08/15/30 (a)	150,000	129,506
5.85%, 09/15/34 (a)	75,000	76,975
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	100,000	87,976
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	150,000	139,178
6.10%, 10/01/41	80,000	84,107
4.30%, 04/15/43	75,000	65,372
4.40%, 03/15/48 (a)	100,000	86,808
3.60%, 08/19/49 (a)	150,000	113,796
2.90%, 09/15/51 (a)	150,000	97,875
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	100,000	107,934
Humana, Inc.
1.35%, 02/03/27 (a)	150,000	140,910
3.95%, 03/15/27 (a)	100,000	98,598
5.75%, 03/01/28 (a)	100,000	102,775
5.75%, 12/01/28 (a)	100,000	103,080
3.70%, 03/23/29 (a)	100,000	95,701
3.13%, 08/15/29 (a)	150,000	139,670
4.88%, 04/01/30 (a)	100,000	99,666
5.38%, 04/15/31 (a)	200,000	201,918
2.15%, 02/03/32 (a)	150,000	123,047
5.88%, 03/01/33 (a)	150,000	154,030
5.95%, 03/15/34 (a)	200,000	206,136
4.63%, 12/01/42 (a)	75,000	64,166
4.95%, 10/01/44 (a)	100,000	87,578
4.80%, 03/15/47 (a)	100,000	85,422
3.95%, 08/15/49 (a)	75,000	56,039
5.50%, 03/15/53 (a)	150,000	138,246
5.75%, 04/15/54 (a)	200,000	190,774
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	100,000	87,707
5.67%, 06/08/32 (a)	100,000	102,366
4.00%, 11/23/51 (a)	100,000	71,209
Kemper Corp.
2.40%, 09/30/30 (a)	150,000	130,008
Lincoln National Corp.
3.63%, 12/12/26 (a)	50,000	49,225
3.80%, 03/01/28 (a)	100,000	97,621
3.05%, 01/15/30 (a)	100,000	92,164
3.40%, 01/15/31 (a)	100,000	92,042
3.40%, 03/01/32 (a)	75,000	67,492
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.30%, 10/09/37	100,000	107,161
7.00%, 06/15/40	100,000	113,387
4.35%, 03/01/48 (a)	75,000	60,795
4.38%, 06/15/50 (a)	50,000	40,730
Loews Corp.
3.20%, 05/15/30 (a)	100,000	93,387
6.00%, 02/01/35	100,000	108,493
4.13%, 05/15/43 (a)	100,000	85,524
Manulife Financial Corp.
4.15%, 03/04/26	200,000	199,416
2.48%, 05/19/27 (a)	100,000	95,907
4.06%, 02/24/32 (a)(b)	150,000	147,153
3.70%, 03/16/32 (a)	150,000	140,153
5.38%, 03/04/46	100,000	99,712
Markel Group, Inc.
3.50%, 11/01/27 (a)	100,000	97,702
3.35%, 09/17/29 (a)	100,000	94,624
5.00%, 04/05/46	100,000	90,956
4.30%, 11/01/47 (a)	75,000	61,250
5.00%, 05/20/49 (a)	100,000	90,326
4.15%, 09/17/50 (a)	100,000	79,121
3.45%, 05/07/52 (a)	75,000	52,057
6.00%, 05/16/54 (a)	100,000	103,742
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (a)	150,000	148,996
4.55%, 11/08/27 (a)	200,000	200,300
4.38%, 03/15/29 (a)	250,000	248,450
4.65%, 03/15/30 (a)	150,000	149,811
2.25%, 11/15/30 (a)	140,000	123,267
4.85%, 11/15/31 (a)	150,000	150,397
2.38%, 12/15/31 (a)	75,000	64,371
5.75%, 11/01/32 (a)	100,000	105,439
5.88%, 08/01/33	100,000	106,737
5.40%, 09/15/33 (a)	100,000	103,183
5.15%, 03/15/34 (a)	100,000	101,358
5.00%, 03/15/35 (a)	350,000	348,691
4.75%, 03/15/39 (a)	50,000	47,981
5.35%, 11/15/44 (a)	150,000	149,436
4.35%, 01/30/47 (a)	100,000	86,533
4.20%, 03/01/48 (a)	125,000	105,090
4.90%, 03/15/49 (a)	200,000	184,846
2.90%, 12/15/51 (a)	75,000	48,202
6.25%, 11/01/52 (a)	100,000	110,234
5.45%, 03/15/53 (a)	150,000	148,720
5.70%, 09/15/53 (a)	175,000	180,997
5.45%, 03/15/54 (a)	75,000	74,619
5.40%, 03/15/55 (a)	300,000	295,806
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	98,112
MetLife, Inc.
4.55%, 03/23/30 (a)	200,000	199,906
6.50%, 12/15/32	100,000	111,043
5.38%, 07/15/33 (a)	150,000	154,929
6.38%, 06/15/34	200,000	220,118
5.30%, 12/15/34 (a)	200,000	203,886
5.70%, 06/15/35	150,000	158,064
6.40%, 12/15/36 (a)	230,000	238,567
10.75%, 08/01/39 (a)(b)	75,000	101,488
5.88%, 02/06/41	150,000	157,750
4.13%, 08/13/42	100,000	85,946
4.88%, 11/13/43	250,000	234,110
4.72%, 12/15/44 (e)	100,000	91,157
4.05%, 03/01/45	175,000	145,238
4.60%, 05/13/46 (a)	100,000	89,490
5.00%, 07/15/52 (a)	200,000	186,996
5.25%, 01/15/54 (a)	150,000	145,650
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MGIC Investment Corp.
5.25%, 08/15/28 (a)	100,000	98,888
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	40,000	40,168
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	100,000	102,180
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	148,302
5.75%, 03/28/34 (a)	100,000	102,647
3.85%, 06/11/51 (a)	125,000	91,353
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	96,389
4.50%, 10/01/50 (a)(b)	75,000	69,692
Primerica, Inc.
2.80%, 11/19/31 (a)	150,000	130,715
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	100,000	97,736
3.70%, 05/15/29 (a)	150,000	144,573
2.13%, 06/15/30 (a)	150,000	131,931
6.05%, 10/15/36	100,000	107,775
4.30%, 11/15/46 (a)	137,000	117,823
5.50%, 03/15/53 (a)	75,000	74,540
Progressive Corp.
2.45%, 01/15/27	100,000	96,718
4.00%, 03/01/29 (a)	150,000	147,591
3.20%, 03/26/30 (a)	100,000	94,030
3.00%, 03/15/32 (a)	75,000	67,124
6.25%, 12/01/32	150,000	164,137
4.95%, 06/15/33 (a)	100,000	100,852
3.70%, 01/26/45	100,000	79,426
4.13%, 04/15/47 (a)	175,000	145,924
4.20%, 03/15/48 (a)	100,000	84,548
3.95%, 03/26/50 (a)	100,000	80,423
3.70%, 03/15/52 (a)	100,000	76,910
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	97,000	95,445
2.10%, 03/10/30 (a)	200,000	179,024
5.70%, 12/14/36	150,000	158,452
6.63%, 12/01/37	150,000	169,204
3.00%, 03/10/40 (a)	250,000	190,595
4.60%, 05/15/44	150,000	135,305
4.50%, 09/15/47 (a)(b)	100,000	97,491
3.91%, 12/07/47 (a)	200,000	158,358
4.42%, 03/27/48 (a)	75,000	64,197
5.70%, 09/15/48 (a)(b)	150,000	149,952
3.94%, 12/07/49 (a)	100,000	78,568
4.35%, 02/25/50 (a)	150,000	127,071
3.70%, 10/01/50 (a)(b)	200,000	179,902
3.70%, 03/13/51 (a)	300,000	226,569
5.13%, 03/01/52 (a)(b)	200,000	190,776
6.00%, 09/01/52 (a)(b)	200,000	200,506
6.75%, 03/01/53 (a)(b)	100,000	104,512
6.50%, 03/15/54 (a)(b)	200,000	205,504
Prudential Funding Asia PLC
3.13%, 04/14/30	200,000	185,812
Radian Group, Inc.
4.88%, 03/15/27 (a)	100,000	99,731
6.20%, 05/15/29 (a)	100,000	103,335
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	100,000	96,749
3.15%, 06/15/30 (a)	200,000	184,168
6.00%, 09/15/33 (a)	100,000	104,489
5.75%, 09/15/34 (a)	100,000	102,629
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	142,947
5.75%, 06/05/33 (a)	150,000	153,936
5.80%, 04/01/35 (a)	75,000	77,123
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	75,000	70,321
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	100,000	104,452
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	89,200
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	125,422
Travelers Cos., Inc.
6.75%, 06/20/36	150,000	171,202
5.35%, 11/01/40	100,000	100,661
4.60%, 08/01/43	200,000	183,564
4.30%, 08/25/45 (a)	75,000	64,849
4.00%, 05/30/47 (a)	200,000	164,940
4.05%, 03/07/48 (a)	100,000	83,013
4.10%, 03/04/49 (a)	100,000	82,649
2.55%, 04/27/50 (a)	200,000	122,672
3.05%, 06/08/51 (a)	200,000	135,726
5.45%, 05/25/53 (a)	150,000	151,239
UnitedHealth Group, Inc.
3.10%, 03/15/26	200,000	197,324
1.15%, 05/15/26 (a)	200,000	192,568
4.75%, 07/15/26	150,000	150,906
3.45%, 01/15/27	150,000	147,600
3.38%, 04/15/27	150,000	147,061
4.60%, 04/15/27 (a)	100,000	100,498
3.70%, 05/15/27 (a)	150,000	147,784
2.95%, 10/15/27	150,000	144,615
5.25%, 02/15/28 (a)	200,000	204,764
3.85%, 06/15/28	250,000	245,510
3.88%, 12/15/28	150,000	146,787
4.25%, 01/15/29 (a)	200,000	197,800
4.70%, 04/15/29 (a)	100,000	100,667
4.00%, 05/15/29 (a)	150,000	147,000
2.88%, 08/15/29	200,000	186,890
4.80%, 01/15/30 (a)	250,000	251,705
5.30%, 02/15/30 (a)	300,000	308,727
2.00%, 05/15/30	200,000	175,740
4.90%, 04/15/31 (a)	200,000	201,870
2.30%, 05/15/31 (a)	300,000	260,943
4.95%, 01/15/32 (a)	300,000	301,515
4.20%, 05/15/32 (a)	250,000	239,797
5.35%, 02/15/33 (a)	350,000	357,938
4.50%, 04/15/33 (a)	250,000	241,725
5.00%, 04/15/34 (a)	200,000	199,146
5.15%, 07/15/34 (a)	375,000	377,711
4.63%, 07/15/35	200,000	193,526
5.80%, 03/15/36	193,000	203,993
6.50%, 06/15/37	100,000	111,465
6.63%, 11/15/37	150,000	169,092
6.88%, 02/15/38	200,000	230,868
3.50%, 08/15/39 (a)	250,000	204,445
2.75%, 05/15/40 (a)	150,000	109,062
5.70%, 10/15/40 (a)	75,000	76,875
5.95%, 02/15/41 (a)	100,000	104,970
3.05%, 05/15/41 (a)	300,000	222,510
4.63%, 11/15/41 (a)	100,000	90,608
4.38%, 03/15/42 (a)	100,000	87,863
3.95%, 10/15/42 (a)	100,000	83,147
4.25%, 03/15/43 (a)	100,000	86,147
5.50%, 07/15/44 (a)	250,000	248,852
4.75%, 07/15/45	350,000	317,303
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 01/15/47 (a)	150,000	124,995
4.25%, 04/15/47 (a)	100,000	83,836
3.75%, 10/15/47 (a)	200,000	153,626
4.25%, 06/15/48 (a)	250,000	206,475
4.45%, 12/15/48 (a)	175,000	148,668
3.70%, 08/15/49 (a)	225,000	168,651
2.90%, 05/15/50 (a)	250,000	160,052
3.25%, 05/15/51 (a)	350,000	239,165
4.75%, 05/15/52 (a)	375,000	328,631
5.88%, 02/15/53 (a)	350,000	361,725
5.05%, 04/15/53 (a)	375,000	344,644
5.38%, 04/15/54 (a)	300,000	289,278
5.63%, 07/15/54 (a)	500,000	500,325
3.88%, 08/15/59 (a)	300,000	218,199
3.13%, 05/15/60 (a)	225,000	138,656
4.95%, 05/15/62 (a)	225,000	198,900
6.05%, 02/15/63 (a)	275,000	287,290
5.20%, 04/15/63 (a)	325,000	299,019
5.50%, 04/15/64 (a)	200,000	192,626
5.75%, 07/15/64 (a)	375,000	374,674
Unum Group
4.00%, 06/15/29 (a)	100,000	97,154
5.75%, 08/15/42	100,000	100,415
4.50%, 12/15/49 (a)	125,000	103,059
4.13%, 06/15/51 (a)	100,000	77,588
6.00%, 06/15/54 (a)	75,000	77,226
Voya Financial, Inc.
3.65%, 06/15/26	100,000	98,767
5.00%, 09/20/34 (a)	75,000	73,103
5.70%, 07/15/43	100,000	99,552
4.80%, 06/15/46	50,000	43,934
4.70%, 01/23/48 (a)(b)	100,000	95,226
W.R. Berkley Corp.
4.00%, 05/12/50 (a)	50,000	39,610
3.55%, 03/30/52 (a)	100,000	72,544
3.15%, 09/30/61 (a)	100,000	62,021
Willis North America, Inc.
4.65%, 06/15/27 (a)	150,000	150,220
4.50%, 09/15/28 (a)	150,000	149,136
2.95%, 09/15/29 (a)	200,000	184,988
5.35%, 05/15/33 (a)	150,000	152,023
5.05%, 09/15/48 (a)	75,000	68,535
3.88%, 09/15/49 (a)	150,000	113,849
5.90%, 03/05/54 (a)	100,000	101,218
XL Group Ltd.
5.25%, 12/15/43	55,000	53,547
		64,503,203
REITs 0.6%
Agree LP
2.90%, 10/01/30 (a)	150,000	135,307
4.80%, 10/01/32 (a)	100,000	98,105
5.63%, 06/15/34 (a)	100,000	102,496
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26 (a)	50,000	49,592
3.95%, 01/15/28 (a)	100,000	98,361
4.50%, 07/30/29 (a)	50,000	49,391
2.75%, 12/15/29 (a)	100,000	91,440
4.70%, 07/01/30 (a)	100,000	98,967
4.90%, 12/15/30 (a)	150,000	150,363
3.38%, 08/15/31 (a)	150,000	137,400
2.00%, 05/18/32 (a)	175,000	143,148
1.88%, 02/01/33 (a)	150,000	118,440
2.95%, 03/15/34 (a)	150,000	126,260
4.75%, 04/15/35 (a)	100,000	96,078
5.50%, 10/01/35 (a)	100,000	101,663
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 05/15/36 (a)	75,000	74,451
4.85%, 04/15/49 (a)	50,000	44,425
4.00%, 02/01/50 (a)	150,000	115,740
3.00%, 05/18/51 (a)	150,000	95,195
3.55%, 03/15/52 (a)	175,000	123,590
5.15%, 04/15/53 (a)	100,000	92,078
5.63%, 05/15/54 (a)	100,000	98,440
American Assets Trust LP
3.38%, 02/01/31 (a)	75,000	66,520
6.15%, 10/01/34 (a)	100,000	100,484
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	98,703
4.90%, 02/15/29 (a)	100,000	100,426
2.38%, 07/15/31 (a)	100,000	86,107
3.63%, 04/15/32 (a)	150,000	137,199
5.50%, 02/01/34 (a)	100,000	101,563
5.25%, 03/15/35 (a)	75,000	74,660
3.38%, 07/15/51 (a)	75,000	51,425
4.30%, 04/15/52 (a)	100,000	81,197
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	100,000	98,447
AvalonBay Communities, Inc.
2.95%, 05/11/26 (a)	100,000	98,320
2.90%, 10/15/26 (a)	100,000	97,599
3.20%, 01/15/28 (a)	75,000	72,572
3.30%, 06/01/29 (a)	150,000	142,500
2.30%, 03/01/30 (a)	100,000	89,746
2.45%, 01/15/31 (a)	150,000	132,782
2.05%, 01/15/32 (a)	150,000	127,338
5.00%, 02/15/33 (a)	100,000	100,437
5.30%, 12/07/33 (a)	100,000	102,333
5.35%, 06/01/34 (a)	100,000	102,566
3.90%, 10/15/46 (a)	150,000	121,847
Boston Properties LP
2.75%, 10/01/26 (a)	200,000	193,684
6.75%, 12/01/27 (a)	150,000	156,991
4.50%, 12/01/28 (a)	150,000	147,508
3.40%, 06/21/29 (a)	200,000	187,024
2.90%, 03/15/30 (a)	100,000	90,084
3.25%, 01/30/31 (a)	200,000	179,430
2.55%, 04/01/32 (a)	150,000	124,037
2.45%, 10/01/33 (a)	150,000	118,188
6.50%, 01/15/34 (a)	150,000	159,217
5.75%, 01/15/35 (a)	150,000	149,185
Brixmor Operating Partnership LP
4.13%, 06/15/26 (a)	100,000	99,313
3.90%, 03/15/27 (a)	100,000	98,370
4.13%, 05/15/29 (a)	150,000	145,840
4.05%, 07/01/30 (a)	150,000	143,869
2.50%, 08/16/31 (a)	100,000	86,081
5.50%, 02/15/34 (a)	100,000	101,423
5.75%, 02/15/35 (a)	100,000	103,113
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	75,000	63,761
Camden Property Trust
5.85%, 11/03/26 (a)	75,000	76,661
4.10%, 10/15/28 (a)	100,000	98,393
3.15%, 07/01/29 (a)	100,000	94,312
2.80%, 05/15/30 (a)	100,000	91,406
4.90%, 01/15/34 (a)	100,000	99,373
3.35%, 11/01/49 (a)	50,000	35,842
COPT Defense Properties LP
2.25%, 03/15/26 (a)	100,000	97,328
2.00%, 01/15/29 (a)	150,000	133,745
2.75%, 04/15/31 (a)	100,000	86,173
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cousins Properties LP
5.38%, 02/15/32 (a)	75,000	74,864
5.88%, 10/01/34 (a)	100,000	102,037
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	146,749
4.38%, 02/15/29 (a)	100,000	98,484
2.00%, 02/15/31 (a)	100,000	85,100
2.50%, 02/15/32 (a)	150,000	127,689
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	146,857
5.55%, 01/15/28 (a)	150,000	153,604
4.45%, 07/15/28 (a)	150,000	148,938
3.60%, 07/01/29 (a)	150,000	143,667
DOC Dr. LLC
4.30%, 03/15/27 (a)	100,000	99,433
2.63%, 11/01/31 (a)	100,000	86,625
EPR Properties
4.75%, 12/15/26 (a)	100,000	99,528
4.50%, 06/01/27 (a)	150,000	148,326
3.75%, 08/15/29 (a)	100,000	93,915
3.60%, 11/15/31 (a)	100,000	89,885
ERP Operating LP
2.85%, 11/01/26 (a)	100,000	97,455
3.25%, 08/01/27 (a)	100,000	97,221
3.50%, 03/01/28 (a)	100,000	97,235
4.15%, 12/01/28 (a)	100,000	98,665
3.00%, 07/01/29 (a)	100,000	93,530
2.50%, 02/15/30 (a)	100,000	90,340
4.65%, 09/15/34 (a)	100,000	96,678
4.50%, 07/01/44 (a)	150,000	133,464
4.50%, 06/01/45 (a)	50,000	43,808
4.00%, 08/01/47 (a)	100,000	80,704
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	86,691
Essex Portfolio LP
3.38%, 04/15/26 (a)	50,000	49,373
1.70%, 03/01/28 (a)	75,000	68,811
4.00%, 03/01/29 (a)	150,000	146,131
3.00%, 01/15/30 (a)	100,000	92,021
1.65%, 01/15/31 (a)	150,000	125,612
2.65%, 03/15/32 (a)	150,000	129,587
5.50%, 04/01/34 (a)	100,000	101,876
2.65%, 09/01/50 (a)	100,000	60,185
Extra Space Storage LP
3.88%, 12/15/27 (a)	150,000	147,262
5.70%, 04/01/28 (a)	150,000	154,249
3.90%, 04/01/29 (a)	75,000	72,585
4.00%, 06/15/29 (a)	100,000	97,037
5.50%, 07/01/30 (a)	75,000	77,205
2.20%, 10/15/30 (a)	50,000	43,569
5.90%, 01/15/31 (a)	100,000	104,898
2.55%, 06/01/31 (a)	100,000	87,233
2.40%, 10/15/31 (a)	150,000	128,186
2.35%, 03/15/32 (a)	150,000	125,765
5.40%, 02/01/34 (a)	100,000	101,411
5.35%, 01/15/35 (a)	75,000	75,599
Federal Realty OP LP
3.25%, 07/15/27 (a)	100,000	97,102
5.38%, 05/01/28 (a)	75,000	76,498
3.20%, 06/15/29 (a)	75,000	70,457
3.50%, 06/01/30 (a)	100,000	93,868
4.50%, 12/01/44 (a)	100,000	87,108
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	100,000	98,446
3.75%, 07/01/27 (a)	75,000	73,325
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 02/15/30 (a)	150,000	137,380
2.00%, 03/15/31 (a)	100,000	84,177
Healthpeak OP LLC
3.25%, 07/15/26 (a)	200,000	196,764
2.13%, 12/01/28 (a)	75,000	68,540
3.50%, 07/15/29 (a)	150,000	142,465
3.00%, 01/15/30 (a)	200,000	184,322
2.88%, 01/15/31 (a)	150,000	134,421
5.25%, 12/15/32 (a)	150,000	152,100
5.38%, 02/15/35 (a)	95,000	95,732
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	96,349
3.05%, 02/15/30 (a)	100,000	89,808
2.60%, 02/01/31 (a)	100,000	85,464
7.65%, 02/01/34 (a)	75,000	84,525
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	150,000	139,675
3.50%, 09/15/30 (a)	225,000	207,310
2.90%, 12/15/31 (a)	75,000	65,481
5.70%, 07/01/34 (a)	100,000	101,150
5.50%, 04/15/35 (a)	100,000	99,364
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	200,000	183,590
5.45%, 08/15/30 (a)	100,000	102,648
2.00%, 08/15/31 (a)	100,000	83,622
4.15%, 04/15/32 (a)	100,000	93,965
5.50%, 08/15/33 (a)	100,000	101,573
4.88%, 02/01/35 (a)	100,000	96,691
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	98,301
4.25%, 08/15/29 (a)	120,000	114,335
3.05%, 02/15/30 (a)	150,000	133,526
2.50%, 11/15/32 (a)	150,000	118,644
2.65%, 11/15/33 (a)	75,000	58,577
6.25%, 01/15/36 (a)	75,000	75,389
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	100,000	97,492
1.90%, 03/01/28 (a)	100,000	92,512
2.70%, 10/01/30 (a)	100,000	90,142
2.25%, 12/01/31 (a)	100,000	85,280
3.20%, 04/01/32 (a)	100,000	89,594
4.60%, 02/01/33 (a)	100,000	97,118
6.40%, 03/01/34 (a)	100,000	108,525
4.85%, 03/01/35 (a)	75,000	72,776
4.25%, 04/01/45 (a)	150,000	125,984
4.13%, 12/01/46 (a)	100,000	81,375
3.70%, 10/01/49 (a)	75,000	56,259
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	99,085
5.50%, 03/01/34 (a)	75,000	76,022
Kite Realty Group Trust
4.75%, 09/15/30 (a)	100,000	98,959
LXP Industrial Trust
2.70%, 09/15/30 (a)	150,000	132,468
2.38%, 10/01/31 (a)	75,000	62,817
Mid-America Apartments LP
1.10%, 09/15/26 (a)	100,000	95,064
3.60%, 06/01/27 (a)	150,000	147,069
4.20%, 06/15/28 (a)	100,000	98,832
3.95%, 03/15/29 (a)	50,000	48,699
2.75%, 03/15/30 (a)	100,000	91,132
1.70%, 02/15/31 (a)	100,000	84,545
5.30%, 02/15/32 (a)	75,000	76,493
5.00%, 03/15/34 (a)	75,000	74,771
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	87,504
NNN REIT, Inc.
3.50%, 10/15/27 (a)	100,000	97,390
4.30%, 10/15/28 (a)	100,000	98,794
2.50%, 04/15/30 (a)	100,000	89,187
5.60%, 10/15/33 (a)	75,000	76,714
5.50%, 06/15/34 (a)	100,000	101,716
4.80%, 10/15/48 (a)	50,000	43,775
3.10%, 04/15/50 (a)	100,000	65,481
3.00%, 04/15/52 (a)	100,000	63,109
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	150,000	149,178
4.75%, 01/15/28 (a)	100,000	99,809
3.63%, 10/01/29 (a)	150,000	140,764
3.38%, 02/01/31 (a)	150,000	135,751
3.25%, 04/15/33 (a)	100,000	85,788
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	86,047
4.95%, 01/15/35 (a)	50,000	48,110
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	75,000	82,898
6.88%, 07/15/29 (a)	75,000	77,880
3.15%, 08/15/30 (a)	150,000	130,913
Prologis LP
3.25%, 06/30/26 (a)	130,000	128,141
2.13%, 04/15/27 (a)	150,000	143,106
4.88%, 06/15/28 (a)	150,000	151,746
3.88%, 09/15/28 (a)	150,000	147,127
4.38%, 02/01/29 (a)	50,000	49,764
2.88%, 11/15/29 (a)	50,000	46,524
2.25%, 04/15/30 (a)	200,000	178,322
1.75%, 07/01/30 (a)	75,000	64,593
1.25%, 10/15/30 (a)	100,000	83,687
1.63%, 03/15/31 (a)	100,000	83,828
2.25%, 01/15/32 (a)	100,000	85,322
4.63%, 01/15/33 (a)	150,000	147,625
4.75%, 06/15/33 (a)	150,000	148,050
5.13%, 01/15/34 (a)	150,000	151,246
5.00%, 03/15/34 (a)	200,000	200,210
5.00%, 01/31/35 (a)	100,000	99,916
4.38%, 09/15/48 (a)	75,000	64,238
3.05%, 03/01/50 (a)	50,000	33,749
3.00%, 04/15/50 (a)	150,000	100,599
2.13%, 10/15/50 (a)	150,000	82,625
5.25%, 06/15/53 (a)	150,000	146,053
5.25%, 03/15/54 (a)	150,000	146,188
Public Storage Operating Co.
1.50%, 11/09/26 (a)	150,000	143,037
3.09%, 09/15/27 (a)	50,000	48,427
1.85%, 05/01/28 (a)	150,000	138,862
1.95%, 11/09/28 (a)	100,000	91,560
5.13%, 01/15/29 (a)	100,000	102,201
3.39%, 05/01/29 (a)	150,000	143,647
2.30%, 05/01/31 (a)	100,000	87,297
2.25%, 11/09/31 (a)	100,000	85,849
5.10%, 08/01/33 (a)	100,000	101,370
5.35%, 08/01/53 (a)	175,000	172,072
Realty Income Corp.
0.75%, 03/15/26 (a)	100,000	96,153
4.88%, 06/01/26 (a)	100,000	100,263
4.13%, 10/15/26 (a)	100,000	99,454
3.00%, 01/15/27 (a)	180,000	175,136
3.95%, 08/15/27 (a)	150,000	148,192
3.40%, 01/15/28 (a)	100,000	97,135
2.10%, 03/15/28 (a)	100,000	93,090
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 06/15/28 (a)	100,000	92,779
4.70%, 12/15/28 (a)	150,000	150,484
4.75%, 02/15/29 (a)	100,000	100,358
4.00%, 07/15/29 (a)	100,000	97,266
3.10%, 12/15/29 (a)	100,000	93,258
3.40%, 01/15/30 (a)	50,000	47,011
4.85%, 03/15/30 (a)	100,000	100,523
3.25%, 01/15/31 (a)	200,000	184,292
3.20%, 02/15/31 (a)	150,000	137,352
2.70%, 02/15/32 (a)	75,000	65,159
5.63%, 10/13/32 (a)	150,000	155,709
2.85%, 12/15/32 (a)	75,000	64,780
1.80%, 03/15/33 (a)	100,000	78,750
4.90%, 07/15/33 (a)	100,000	98,649
5.13%, 02/15/34 (a)	150,000	150,037
4.65%, 03/15/47 (a)	100,000	89,289
5.38%, 09/01/54 (a)	100,000	98,013
Regency Centers LP
3.60%, 02/01/27 (a)	75,000	73,701
4.13%, 03/15/28 (a)	150,000	148,024
3.70%, 06/15/30 (a)	100,000	94,908
5.25%, 01/15/34 (a)	75,000	75,467
4.40%, 02/01/47 (a)	100,000	85,422
4.65%, 03/15/49 (a)	75,000	65,731
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	75,000	75,495
2.15%, 09/01/31 (a)	150,000	126,389
Sabra Health Care LP
5.13%, 08/15/26 (a)	75,000	75,273
3.90%, 10/15/29 (a)	100,000	95,281
3.20%, 12/01/31 (a)	150,000	131,813
Safehold GL Holdings LLC
2.85%, 01/15/32 (a)	100,000	86,473
6.10%, 04/01/34 (a)	75,000	78,106
5.65%, 01/15/35 (a)	100,000	99,778
Simon Property Group LP
3.25%, 11/30/26 (a)	250,000	245,105
3.38%, 06/15/27 (a)	100,000	97,842
3.38%, 12/01/27 (a)	150,000	146,068
1.75%, 02/01/28 (a)	175,000	162,580
2.45%, 09/13/29 (a)	250,000	228,395
2.65%, 07/15/30 (a)	150,000	136,038
2.20%, 02/01/31 (a)	150,000	130,482
2.25%, 01/15/32 (a)	100,000	84,982
2.65%, 02/01/32 (a)	100,000	86,893
5.50%, 03/08/33 (a)	150,000	154,753
6.25%, 01/15/34 (a)	100,000	108,001
4.75%, 09/26/34 (a)	150,000	145,168
6.75%, 02/01/40 (a)	100,000	114,197
4.75%, 03/15/42 (a)	100,000	91,956
4.25%, 11/30/46 (a)	150,000	127,571
3.25%, 09/13/49 (a)	250,000	174,242
3.80%, 07/15/50 (a)	175,000	133,380
5.85%, 03/08/53 (a)	150,000	155,607
6.65%, 01/15/54 (a)	75,000	86,111
Store Capital LLC
4.50%, 03/15/28 (a)	100,000	98,325
4.63%, 03/15/29 (a)	100,000	98,217
2.70%, 12/01/31 (a)	75,000	64,022
Sun Communities Operating LP
2.30%, 11/01/28 (a)	100,000	92,149
5.50%, 01/15/29 (a)	75,000	76,724
2.70%, 07/15/31 (a)	100,000	86,861
4.20%, 04/15/32 (a)	100,000	93,751
5.70%, 01/15/33 (a)	100,000	102,382
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	98,021
2.75%, 09/01/31 (a)	100,000	86,540
UDR, Inc.
3.50%, 01/15/28 (a)	100,000	96,788
3.20%, 01/15/30 (a)	150,000	139,707
3.00%, 08/15/31 (a)	100,000	89,441
2.10%, 08/01/32 (a)	150,000	122,616
1.90%, 03/15/33 (a)	150,000	118,391
2.10%, 06/15/33 (a)	100,000	79,378
5.13%, 09/01/34 (a)	75,000	74,492
Ventas Realty LP
3.25%, 10/15/26 (a)	100,000	97,921
3.85%, 04/01/27 (a)	150,000	147,705
4.00%, 03/01/28 (a)	100,000	98,248
4.40%, 01/15/29 (a)	150,000	148,113
4.75%, 11/15/30 (a)	100,000	99,523
2.50%, 09/01/31 (a)	95,000	82,204
5.63%, 07/01/34 (a)	100,000	102,970
5.00%, 01/15/35 (a)	125,000	122,333
5.70%, 09/30/43 (a)	100,000	100,512
4.38%, 02/01/45 (a)	100,000	84,712
Welltower OP LLC
4.25%, 04/01/26 (a)	150,000	149,658
2.70%, 02/15/27 (a)	100,000	96,753
4.25%, 04/15/28 (a)	100,000	99,029
2.05%, 01/15/29 (a)	100,000	90,990
4.13%, 03/15/29 (a)	150,000	147,033
3.10%, 01/15/30 (a)	100,000	92,883
2.75%, 01/15/31 (a)	150,000	134,042
2.75%, 01/15/32 (a)	100,000	87,248
3.85%, 06/15/32 (a)	150,000	140,185
6.50%, 03/15/41 (a)	150,000	166,036
4.95%, 09/01/48 (a)	100,000	94,107
WP Carey, Inc.
4.25%, 10/01/26 (a)	150,000	149,211
2.40%, 02/01/31 (a)	100,000	86,873
2.25%, 04/01/33 (a)	100,000	80,816
5.38%, 06/30/34 (a)	75,000	75,474
		34,926,381
		442,567,470

Industrial 13.6%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
4.60%, 02/08/29 (a)	225,000	226,766
2.05%, 05/15/30 (a)	200,000	177,008
4.75%, 02/08/31 (a)	100,000	100,905
4.80%, 03/03/33 (a)	100,000	100,124
4.85%, 02/08/34 (a)	200,000	199,368
2.70%, 05/15/40 (a)	150,000	110,888
2.80%, 05/15/50 (a)	200,000	129,310
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	99,358
5.05%, 06/01/32 (a)	100,000	97,076
5.45%, 12/01/44 (a)	50,000	45,983
5.65%, 06/01/52 (a)	100,000	86,765
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	187,812
3.75%, 10/01/30 (a)	200,000	183,214
ArcelorMittal SA
4.55%, 03/11/26	75,000	74,925
6.55%, 11/29/27 (a)	200,000	209,186
4.25%, 07/16/29	100,000	98,260
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.80%, 11/29/32 (a)	150,000	162,472
6.00%, 06/17/34 (a)	100,000	103,590
7.00%, 10/15/39	100,000	109,829
6.75%, 03/01/41 (g)	100,000	106,959
6.35%, 06/17/54 (a)	75,000	76,581
Barrick Gold Corp.
6.45%, 10/15/35	150,000	165,198
5.25%, 04/01/42	75,000	73,331
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	101,296
5.75%, 05/01/43	150,000	152,638
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	150,000	155,859
BHP Billiton Finance USA Ltd.
6.42%, 03/01/26	150,000	152,803
5.25%, 09/08/26	150,000	151,923
4.75%, 02/28/28 (a)	200,000	201,920
5.10%, 09/08/28 (a)	150,000	152,832
5.00%, 02/21/30 (a)	200,000	202,834
5.25%, 09/08/30 (a)	150,000	154,368
5.13%, 02/21/32 (a)	150,000	152,073
4.90%, 02/28/33 (a)	150,000	149,980
5.25%, 09/08/33 (a)	250,000	255,202
5.30%, 02/21/35 (a)	225,000	228,825
4.13%, 02/24/42	170,000	147,393
5.00%, 09/30/43	450,000	431,397
5.50%, 09/08/53 (a)	150,000	151,828
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	144,588
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	194,368
5.50%, 11/02/47 (a)	200,000	181,588
CF Industries, Inc.
5.15%, 03/15/34	100,000	98,164
4.95%, 06/01/43	175,000	157,502
5.38%, 03/15/44	150,000	142,006
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	100,717
7.38%, 11/01/29	174,000	193,317
2.10%, 11/15/30 (a)	150,000	129,885
6.30%, 03/15/33 (a)(c)	100,000	108,339
5.15%, 02/15/34 (a)	150,000	149,295
4.25%, 10/01/34 (a)	50,000	46,066
9.40%, 05/15/39	100,000	135,622
5.25%, 11/15/41 (a)	175,000	165,282
4.38%, 11/15/42 (a)	250,000	210,407
4.63%, 10/01/44 (a)	100,000	86,780
5.55%, 11/30/48 (a)	150,000	143,631
4.80%, 05/15/49 (a)	150,000	128,225
3.60%, 11/15/50 (a)	250,000	176,135
6.90%, 05/15/53 (a)	150,000	167,898
5.60%, 02/15/54 (a)	100,000	95,740
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	400,000	402,876
5.32%, 11/15/38 (a)	152,000	158,316
5.42%, 11/15/48 (a)	400,000	413,828
Eastman Chemical Co.
4.50%, 12/01/28 (a)	150,000	149,293
5.00%, 08/01/29 (a)	100,000	100,676
5.75%, 03/08/33 (a)	100,000	103,749
5.63%, 02/20/34 (a)	100,000	102,099
4.80%, 09/01/42 (a)	100,000	90,342
4.65%, 10/15/44 (a)	200,000	174,488
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ecolab, Inc.
2.70%, 11/01/26 (a)	150,000	146,187
1.65%, 02/01/27 (a)	100,000	95,260
3.25%, 12/01/27 (a)	150,000	146,037
4.80%, 03/24/30 (a)	100,000	101,399
1.30%, 01/30/31 (a)	100,000	83,240
2.13%, 02/01/32 (a)	150,000	127,457
5.50%, 12/08/41	75,000	77,020
3.95%, 12/01/47 (a)	75,000	61,937
2.13%, 08/15/50 (a)	100,000	56,156
2.70%, 12/15/51 (a)	150,000	94,622
2.75%, 08/18/55 (a)	150,000	92,669
EIDP, Inc.
4.50%, 05/15/26 (a)	150,000	150,156
4.80%, 05/15/33 (a)	150,000	148,303
FMC Corp.
5.15%, 05/18/26 (a)	100,000	100,132
3.20%, 10/01/26 (a)	100,000	97,420
3.45%, 10/01/29 (a)	100,000	92,135
5.65%, 05/18/33 (a)	125,000	124,195
4.50%, 10/01/49 (a)	100,000	76,807
6.38%, 05/18/53 (a)	100,000	98,398
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	150,264
4.13%, 03/01/28 (a)	100,000	98,231
5.25%, 09/01/29 (a)	100,000	100,735
4.25%, 03/01/30 (a)	75,000	72,376
4.63%, 08/01/30 (a)	200,000	196,292
5.40%, 11/14/34 (a)	100,000	101,046
5.45%, 03/15/43 (a)	300,000	287,421
Georgia-Pacific LLC
7.75%, 11/15/29	75,000	85,013
8.88%, 05/15/31	100,000	122,553
Huntsman International LLC
4.50%, 05/01/29 (a)	100,000	96,484
2.95%, 06/15/31 (a)	100,000	85,129
5.70%, 10/15/34 (a)	100,000	97,053
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	98,873
4.38%, 06/01/47 (a)	100,000	81,182
5.00%, 09/26/48 (a)	150,000	130,968
International Paper Co.
5.00%, 09/15/35 (a)	75,000	74,641
7.30%, 11/15/39	100,000	117,211
6.00%, 11/15/41 (a)	100,000	104,625
4.80%, 06/15/44 (a)	100,000	90,264
5.15%, 05/15/46 (a)	100,000	93,483
4.40%, 08/15/47 (a)	100,000	83,917
4.35%, 08/15/48 (a)	100,000	83,670
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	99,433
6.25%, 07/15/33 (a)	100,000	105,992
Linde, Inc.
1.10%, 08/10/30 (a)	100,000	84,470
3.55%, 11/07/42 (a)	100,000	81,087
2.00%, 08/10/50 (a)	150,000	82,356
Lubrizol Corp.
6.50%, 10/01/34	75,000	84,613
LYB International Finance BV
5.25%, 07/15/43	150,000	139,055
4.88%, 03/15/44 (a)	150,000	132,527
LYB International Finance II BV
3.50%, 03/02/27 (a)	150,000	146,980
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LYB International Finance III LLC
2.25%, 10/01/30 (a)	100,000	87,118
5.63%, 05/15/33 (a)	75,000	76,912
5.50%, 03/01/34 (a)	150,000	150,589
3.38%, 10/01/40 (a)	150,000	113,076
4.20%, 10/15/49 (a)	200,000	154,822
4.20%, 05/01/50 (a)	250,000	192,817
3.63%, 04/01/51 (a)	175,000	122,014
3.80%, 10/01/60 (a)	100,000	69,268
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	175,000	142,907
Mosaic Co.
4.05%, 11/15/27 (a)	100,000	98,608
5.38%, 11/15/28 (a)	75,000	76,682
5.45%, 11/15/33 (a)	75,000	75,860
4.88%, 11/15/41 (a)	100,000	90,775
5.63%, 11/15/43 (a)	100,000	97,343
NewMarket Corp.
2.70%, 03/18/31 (a)	100,000	87,275
Newmont Corp.
2.80%, 10/01/29 (a)	100,000	92,677
2.25%, 10/01/30 (a)	200,000	176,222
2.60%, 07/15/32 (a)	200,000	173,086
5.88%, 04/01/35	100,000	105,608
6.25%, 10/01/39	150,000	162,538
4.88%, 03/15/42 (a)	230,000	216,487
5.45%, 06/09/44 (a)	100,000	98,899
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	100,000	93,602
5.35%, 03/15/34 (a)	200,000	203,984
5.75%, 11/15/41 (a)	100,000	102,882
4.20%, 05/13/50 (a)	75,000	62,462
Nucor Corp.
3.95%, 05/01/28 (a)	150,000	147,600
2.70%, 06/01/30 (a)	150,000	136,872
3.13%, 04/01/32 (a)	100,000	89,831
6.40%, 12/01/37	50,000	55,338
5.20%, 08/01/43 (a)	75,000	74,688
3.85%, 04/01/52 (a)	100,000	77,768
2.98%, 12/15/55 (a)	200,000	125,826
Nutrien Ltd.
4.00%, 12/15/26 (a)	100,000	99,038
5.20%, 06/21/27 (a)	100,000	101,416
4.90%, 03/27/28 (a)	150,000	151,402
4.20%, 04/01/29 (a)	100,000	98,102
2.95%, 05/13/30 (a)	150,000	137,523
5.40%, 06/21/34 (a)	100,000	101,268
4.13%, 03/15/35 (a)	75,000	68,339
5.88%, 12/01/36	50,000	52,247
5.63%, 12/01/40	100,000	100,943
6.13%, 01/15/41 (a)	45,000	47,445
4.90%, 06/01/43 (a)	100,000	91,915
5.25%, 01/15/45 (a)	125,000	118,859
5.00%, 04/01/49 (a)	100,000	91,622
3.95%, 05/13/50 (a)	150,000	116,175
5.80%, 03/27/53 (a)	150,000	152,650
Packaging Corp. of America
3.40%, 12/15/27 (a)	75,000	72,770
3.00%, 12/15/29 (a)	150,000	138,936
4.05%, 12/15/49 (a)	100,000	79,068
3.05%, 10/01/51 (a)	150,000	98,790
PPG Industries, Inc.
1.20%, 03/15/26 (a)	100,000	96,616
3.75%, 03/15/28 (a)	100,000	98,169
2.80%, 08/15/29 (a)	100,000	92,684
2.55%, 06/15/30 (a)	100,000	90,358
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rayonier LP
2.75%, 05/17/31 (a)	75,000	65,339
Reliance, Inc.
2.15%, 08/15/30 (a)	200,000	174,418
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	112,279
6.13%, 12/15/33	150,000	161,064
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	100,000	108,082
5.20%, 11/02/40	250,000	247,302
2.75%, 11/02/51 (a)	250,000	157,402
Rio Tinto Finance USA PLC
5.00%, 03/09/33 (a)	150,000	151,536
4.75%, 03/22/42 (a)	100,000	93,522
4.13%, 08/21/42 (a)	200,000	172,084
5.13%, 03/09/53 (a)	200,000	190,702
Rohm & Haas Co.
7.85%, 07/15/29	100,000	111,227
RPM International, Inc.
3.75%, 03/15/27 (a)	50,000	49,157
4.55%, 03/01/29 (a)	100,000	99,471
2.95%, 01/15/32 (a)	75,000	66,190
5.25%, 06/01/45 (a)	75,000	72,825
4.25%, 01/15/48 (a)	100,000	85,759
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	250,000	244,767
4.55%, 03/01/28 (a)	75,000	75,132
2.95%, 08/15/29 (a)	100,000	93,253
2.30%, 05/15/30 (a)	100,000	88,817
4.80%, 09/01/31 (a)	75,000	75,023
2.20%, 03/15/32 (a)	150,000	126,731
4.00%, 12/15/42 (a)	100,000	82,400
4.55%, 08/01/45 (a)	75,000	66,107
4.50%, 06/01/47 (a)	200,000	173,776
3.80%, 08/15/49 (a)	100,000	76,579
3.30%, 05/15/50 (a)	100,000	69,505
2.90%, 03/15/52 (a)	100,000	63,637
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)(d)	200,000	203,656
5.44%, 04/03/34 (a)(d)	200,000	203,732
5.78%, 04/03/54 (a)(d)	200,000	203,776
Smurfit Westrock Financing DAC
5.42%, 01/15/35 (a)(d)	200,000	202,484
Southern Copper Corp.
7.50%, 07/27/35	150,000	171,918
6.75%, 04/16/40	200,000	218,362
5.25%, 11/08/42	250,000	232,360
5.88%, 04/23/45	250,000	246,897
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	100,000	100,215
1.65%, 10/15/27 (a)	75,000	69,704
3.45%, 04/15/30 (a)	100,000	94,161
5.38%, 08/15/34 (a)	125,000	126,915
3.25%, 10/15/50 (a)	75,000	51,653
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	91,247
6.00%, 01/15/29 (a)	200,000	204,356
5.00%, 01/15/30 (a)	200,000	195,236
3.75%, 01/15/31 (a)	250,000	227,035
3.13%, 01/15/32 (a)	200,000	171,176
Suzano International Finance BV
5.50%, 01/17/27	200,000	202,208
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	300,000	279,270
6.13%, 06/12/33 (a)	400,000	412,668
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
8.25%, 01/17/34	125,000	149,502
6.88%, 11/21/36	150,000	164,718
6.88%, 11/10/39	200,000	222,502
6.40%, 06/28/54 (a)	175,000	176,788
Vale SA
5.63%, 09/11/42	100,000	99,288
Westlake Corp.
3.60%, 08/15/26 (a)	100,000	98,709
3.38%, 06/15/30 (a)	100,000	93,278
5.00%, 08/15/46 (a)	100,000	90,159
4.38%, 11/15/47 (a)	100,000	81,707
3.13%, 08/15/51 (a)	125,000	80,488
3.38%, 08/15/61 (a)	100,000	61,807
WestRock MWV LLC
8.20%, 01/15/30	100,000	114,594
7.95%, 02/15/31	50,000	57,390
Weyerhaeuser Co.
4.75%, 05/15/26	100,000	100,216
6.95%, 10/01/27	100,000	105,726
4.00%, 11/15/29 (a)	150,000	145,290
4.00%, 04/15/30 (a)	150,000	144,339
7.38%, 03/15/32	100,000	113,177
3.38%, 03/09/33 (a)	100,000	88,563
4.00%, 03/09/52 (a)	75,000	57,740
WRKCo, Inc.
4.00%, 03/15/28 (a)	150,000	147,177
3.90%, 06/01/28 (a)	100,000	97,632
4.90%, 03/15/29 (a)	100,000	100,489
3.00%, 06/15/33 (a)	150,000	129,369
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	50,000	42,998
		32,052,307
Capital Goods 1.3%
3M Co.
2.88%, 10/15/27 (a)	100,000	96,298
3.63%, 09/14/28 (a)	150,000	146,587
3.38%, 03/01/29 (a)	200,000	191,954
2.38%, 08/26/29 (a)	150,000	136,944
3.05%, 04/15/30 (a)	200,000	186,716
5.70%, 03/15/37	100,000	105,310
3.88%, 06/15/44	100,000	81,727
3.13%, 09/19/46 (a)	100,000	71,065
3.63%, 10/15/47 (a)	150,000	115,080
4.00%, 09/14/48 (a)	150,000	121,850
3.25%, 08/26/49 (a)	200,000	141,174
3.70%, 04/15/50 (a)	100,000	76,173
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	100,000	98,468
4.38%, 05/08/42	100,000	90,888
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	86,594
AGCO Corp.
5.45%, 03/21/27 (a)	75,000	76,049
5.80%, 03/21/34 (a)	125,000	127,203
Allegion PLC
3.50%, 10/01/29 (a)	100,000	94,964
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	75,000	72,992
5.41%, 07/01/32 (a)	100,000	101,896
5.60%, 05/29/34 (a)	75,000	76,366
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	150,000	148,278
4.50%, 05/15/28 (a)	100,000	99,444
5.63%, 05/26/33 (a)	75,000	77,557
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	100,000	89,226
2.69%, 05/25/31 (a)	150,000	132,188
Amphenol Corp.
5.05%, 04/05/27 (a)	75,000	75,952
5.05%, 04/05/29 (a)	75,000	76,468
4.35%, 06/01/29 (a)	100,000	99,232
2.80%, 02/15/30 (a)	150,000	137,846
2.20%, 09/15/31 (a)	200,000	171,598
5.25%, 04/05/34 (a)	100,000	101,949
5.00%, 01/15/35 (a)	225,000	225,544
5.38%, 11/15/54 (a)	75,000	74,858
AptarGroup, Inc.
3.60%, 03/15/32 (a)	100,000	91,405
Avery Dennison Corp.
2.65%, 04/30/30 (a)	100,000	90,354
2.25%, 02/15/32 (a)	100,000	83,805
5.75%, 03/15/33 (a)	100,000	103,876
Berry Global, Inc.
5.50%, 04/15/28 (a)	100,000	101,813
5.80%, 06/15/31 (a)	200,000	208,176
5.65%, 01/15/34 (a)	150,000	154,557
Boeing Co.
3.10%, 05/01/26 (a)	150,000	147,322
2.25%, 06/15/26 (a)	50,000	48,384
2.70%, 02/01/27 (a)	200,000	192,376
2.80%, 03/01/27 (a)	100,000	96,152
5.04%, 05/01/27 (a)	300,000	301,161
6.26%, 05/01/27 (a)	200,000	205,514
3.25%, 02/01/28 (a)	250,000	238,867
3.25%, 03/01/28 (a)	75,000	71,588
3.45%, 11/01/28 (a)	50,000	47,498
3.20%, 03/01/29 (a)	150,000	140,437
6.30%, 05/01/29 (a)	250,000	261,832
2.95%, 02/01/30 (a)	150,000	136,287
5.15%, 05/01/30 (a)	800,000	801,984
3.63%, 02/01/31 (a)	250,000	231,145
6.39%, 05/01/31 (a)	250,000	266,595
6.13%, 02/15/33	75,000	78,437
3.60%, 05/01/34 (a)	100,000	86,314
6.53%, 05/01/34 (a)	475,000	509,447
3.25%, 02/01/35 (a)	150,000	123,353
6.63%, 02/15/38	100,000	107,589
3.55%, 03/01/38 (a)	100,000	78,478
3.50%, 03/01/39 (a)	50,000	38,474
6.88%, 03/15/39	80,000	86,603
5.88%, 02/15/40	100,000	99,399
5.71%, 05/01/40 (a)	550,000	540,479
3.38%, 06/15/46 (a)	75,000	50,914
3.65%, 03/01/47 (a)	50,000	35,221
3.63%, 03/01/48 (a)	50,000	34,921
3.85%, 11/01/48 (a)	100,000	71,933
3.90%, 05/01/49 (a)	100,000	72,320
3.75%, 02/01/50 (a)	250,000	177,450
5.81%, 05/01/50 (a)	1,000,000	966,870
6.86%, 05/01/54 (a)	475,000	523,426
3.83%, 03/01/59 (a)	50,000	33,542
3.95%, 08/01/59 (a)	150,000	104,180
5.93%, 05/01/60 (a)	700,000	669,263
7.01%, 05/01/64 (a)	325,000	359,872
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	146,508
2.75%, 03/01/30 (a)	150,000	136,511
2.20%, 03/01/32 (a)	100,000	83,593
Carrier Global Corp.
2.49%, 02/15/27 (a)	56,000	53,922
2.72%, 02/15/30 (a)	400,000	364,076
2.70%, 02/15/31 (a)(d)	150,000	133,478
5.90%, 03/15/34 (a)	200,000	211,328
3.38%, 04/05/40 (a)	300,000	239,499
3.58%, 04/05/50 (a)(d)	325,000	242,229
6.20%, 03/15/54 (a)	87,000	94,898
Caterpillar Financial Services Corp.
0.90%, 03/02/26	100,000	96,728
4.35%, 05/15/26	200,000	200,338
2.40%, 08/09/26	162,000	157,825
1.15%, 09/14/26	100,000	95,488
4.50%, 01/07/27	100,000	100,582
1.70%, 01/08/27	100,000	95,452
3.60%, 08/12/27	150,000	147,763
1.10%, 09/14/27	250,000	231,677
4.40%, 10/15/27	150,000	150,277
4.60%, 11/15/27	200,000	201,538
4.85%, 02/27/29	100,000	101,483
4.38%, 08/16/29	200,000	199,178
4.70%, 11/15/29	200,000	202,134
4.80%, 01/08/30	100,000	101,527
Caterpillar, Inc.
2.60%, 09/19/29 (a)	100,000	92,651
2.60%, 04/09/30 (a)	200,000	183,628
1.90%, 03/12/31 (a)	200,000	173,912
5.30%, 09/15/35	100,000	104,277
6.05%, 08/15/36	100,000	110,276
5.20%, 05/27/41	150,000	151,287
3.80%, 08/15/42	350,000	293,006
4.30%, 05/15/44 (a)	100,000	88,445
3.25%, 09/19/49 (a)	100,000	71,910
3.25%, 04/09/50 (a)	250,000	179,460
4.75%, 05/15/64 (a)	100,000	89,370
CNH Industrial Capital LLC
1.45%, 07/15/26 (a)	100,000	95,935
4.55%, 04/10/28 (a)	100,000	99,726
5.50%, 01/12/29 (a)	100,000	102,827
5.10%, 04/20/29 (a)	100,000	101,389
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	98,024
CRH America Finance, Inc.
5.40%, 05/21/34 (a)	200,000	203,518
5.50%, 01/09/35 (a)	200,000	204,462
5.88%, 01/09/55 (a)	100,000	104,768
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	203,744
5.13%, 01/09/30 (a)	400,000	405,516
Deere & Co.
5.38%, 10/16/29	112,000	117,072
3.10%, 04/15/30 (a)	150,000	140,577
7.13%, 03/03/31	75,000	85,228
5.45%, 01/16/35 (a)	200,000	208,386
3.90%, 06/09/42 (a)	200,000	171,336
2.88%, 09/07/49 (a)	100,000	67,938
3.75%, 04/15/50 (a)	150,000	119,207
5.70%, 01/19/55 (a)	100,000	106,256
Dover Corp.
5.38%, 03/01/41 (a)	100,000	99,469
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	130,848
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	145,624
4.35%, 05/18/28 (a)	100,000	99,869
4.00%, 11/02/32	96,000	91,142
4.15%, 03/15/33 (a)	300,000	287,022
4.15%, 11/02/42	150,000	130,476
3.92%, 09/15/47 (a)	100,000	81,575
4.70%, 08/23/52 (a)	100,000	91,030
Embraer Netherlands Finance BV
5.98%, 02/11/35 (a)	125,000	128,454
Emerson Electric Co.
0.88%, 10/15/26 (a)	150,000	142,071
1.80%, 10/15/27 (a)	150,000	140,799
2.00%, 12/21/28 (a)	200,000	183,298
2.20%, 12/21/31 (a)	200,000	172,050
5.00%, 03/15/35 (a)	75,000	75,656
5.25%, 11/15/39	50,000	51,435
2.75%, 10/15/50 (a)	100,000	65,170
2.80%, 12/21/51 (a)	200,000	128,854
Ferguson Enterprises, Inc.
5.00%, 10/03/34 (a)	125,000	122,505
Flowserve Corp.
3.50%, 10/01/30 (a)	150,000	139,240
Fortive Corp.
3.15%, 06/15/26 (a)	150,000	147,447
4.30%, 06/15/46 (a)	80,000	67,089
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	100,000	93,572
4.00%, 03/25/32 (a)	100,000	93,730
5.88%, 06/01/33 (a)	100,000	104,322
4.50%, 03/25/52 (a)	100,000	81,301
GE Capital Funding LLC
4.55%, 05/15/32 (a)	250,000	245,105
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	100,000	99,048
4.42%, 11/15/35	200,000	190,666
General Dynamics Corp.
1.15%, 06/01/26 (a)	100,000	96,342
2.13%, 08/15/26 (a)	100,000	97,014
3.50%, 04/01/27 (a)	100,000	98,404
3.75%, 05/15/28 (a)	300,000	294,318
3.63%, 04/01/30 (a)	150,000	143,704
2.25%, 06/01/31 (a)	100,000	87,317
4.25%, 04/01/40 (a)	100,000	89,658
2.85%, 06/01/41 (a)	100,000	73,517
3.60%, 11/15/42 (a)	150,000	122,306
4.25%, 04/01/50 (a)	150,000	127,125
General Electric Co.
6.75%, 03/15/32	200,000	223,246
5.88%, 01/14/38	100,000	106,750
6.88%, 01/10/39	100,000	116,597
4.50%, 03/11/44	100,000	89,968
4.35%, 05/01/50 (a)	150,000	130,158
HEICO Corp.
5.25%, 08/01/28 (a)	100,000	101,959
5.35%, 08/01/33 (a)	100,000	101,146
Hexcel Corp.
4.20%, 02/15/27 (a)	200,000	197,092
Honeywell International, Inc.
2.50%, 11/01/26 (a)	300,000	291,321
1.10%, 03/01/27 (a)	200,000	187,498
4.65%, 07/30/27 (a)	200,000	201,164
4.25%, 01/15/29 (a)	200,000	198,600
2.70%, 08/15/29 (a)	150,000	139,590
4.88%, 09/01/29 (a)	100,000	101,757
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 02/01/30 (a)	200,000	200,982
1.95%, 06/01/30 (a)	200,000	176,054
1.75%, 09/01/31 (a)	250,000	209,465
4.95%, 09/01/31 (a)	100,000	101,711
4.75%, 02/01/32 (a)	200,000	200,008
5.00%, 02/15/33 (a)	225,000	227,047
4.50%, 01/15/34 (a)	200,000	193,868
5.00%, 03/01/35 (a)	300,000	299,871
5.70%, 03/15/37	100,000	105,554
3.81%, 11/21/47 (a)	150,000	118,181
2.80%, 06/01/50 (a)	150,000	97,659
5.25%, 03/01/54 (a)	300,000	289,563
5.35%, 03/01/64 (a)	150,000	145,753
Howmet Aerospace, Inc.
5.90%, 02/01/27	100,000	102,370
6.75%, 01/15/28	100,000	105,959
3.00%, 01/15/29 (a)	100,000	94,341
4.85%, 10/15/31 (a)	100,000	100,108
5.95%, 02/01/37	100,000	106,077
Hubbell, Inc.
3.35%, 03/01/26 (a)	100,000	98,797
3.50%, 02/15/28 (a)	100,000	96,905
2.30%, 03/15/31 (a)	100,000	87,107
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	96,675
2.04%, 08/16/28 (a)	100,000	90,852
5.35%, 01/15/30 (a)	100,000	100,586
4.20%, 05/01/30 (a)	100,000	95,921
5.75%, 01/15/35 (a)	100,000	100,260
IDEX Corp.
4.95%, 09/01/29 (a)	75,000	75,525
3.00%, 05/01/30 (a)	200,000	182,534
2.63%, 06/15/31 (a)	75,000	65,594
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	200,000	195,344
3.90%, 09/01/42 (a)	300,000	254,367
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	150,000	152,005
5.40%, 08/14/28 (a)	75,000	76,841
5.18%, 06/15/29 (a)	150,000	153,036
5.31%, 06/15/31 (a)	75,000	76,706
5.70%, 08/14/33 (a)	200,000	207,958
5.45%, 06/15/34 (a)	150,000	153,144
5.70%, 06/15/54 (a)	100,000	101,226
John Deere Capital Corp.
5.05%, 03/03/26	100,000	100,761
4.75%, 06/08/26	150,000	150,954
2.65%, 06/10/26	200,000	196,276
1.05%, 06/17/26	100,000	96,100
5.15%, 09/08/26	100,000	101,342
1.30%, 10/13/26	100,000	95,470
4.50%, 01/08/27	200,000	200,999
1.70%, 01/11/27	200,000	190,962
4.85%, 03/05/27	100,000	101,176
1.75%, 03/09/27	200,000	190,276
4.90%, 06/11/27	150,000	151,972
4.20%, 07/15/27	200,000	199,640
4.15%, 09/15/27	200,000	199,256
3.05%, 01/06/28	50,000	48,513
4.65%, 01/07/28	100,000	101,096
4.75%, 01/20/28	200,000	202,716
4.90%, 03/03/28	100,000	101,798
1.50%, 03/06/28	150,000	138,425
4.95%, 07/14/28	250,000	254,972
4.50%, 01/16/29	150,000	150,499
3.45%, 03/07/29	100,000	96,503
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.35%, 04/18/29	100,000	96,216
4.85%, 06/11/29	150,000	152,401
2.80%, 07/18/29	150,000	140,896
4.85%, 10/11/29	100,000	102,003
2.45%, 01/09/30	100,000	91,557
4.70%, 06/10/30	200,000	201,952
1.45%, 01/15/31	100,000	84,652
4.90%, 03/07/31	150,000	152,272
2.00%, 06/17/31	100,000	86,046
4.40%, 09/08/31	200,000	197,734
3.90%, 06/07/32	100,000	94,935
4.35%, 09/15/32	150,000	146,281
5.15%, 09/08/33	175,000	179,146
5.10%, 04/11/34	200,000	202,894
5.05%, 06/12/34	150,000	152,239
Johnson Controls International PLC
6.00%, 01/15/36	50,000	53,444
4.63%, 07/02/44 (a)	95,000	85,088
4.50%, 02/15/47 (a)	100,000	86,504
4.95%, 07/02/64 (a)(e)	100,000	88,649
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	175,000	179,839
1.75%, 09/15/30 (a)	150,000	128,708
2.00%, 09/16/31 (a)	100,000	84,444
4.90%, 12/01/32 (a)	100,000	99,732
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	99,858
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	75,000	74,117
5.40%, 01/15/27	225,000	228,168
4.40%, 06/15/28 (a)	300,000	297,619
5.05%, 06/01/29 (a)	150,000	151,722
2.90%, 12/15/29 (a)	50,000	46,036
1.80%, 01/15/31 (a)	200,000	169,026
5.25%, 06/01/31 (a)	150,000	152,622
5.40%, 07/31/33 (a)	275,000	279,741
5.35%, 06/01/34 (a)	150,000	152,046
6.15%, 12/15/40	95,000	101,229
5.05%, 04/27/45 (a)	100,000	94,100
5.60%, 07/31/53 (a)	100,000	99,922
5.50%, 08/15/54 (a)	100,000	98,807
Lafarge SA
7.13%, 07/15/36	100,000	113,079
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	100,000	95,631
4.40%, 03/15/29 (a)	100,000	95,600
3.50%, 11/15/51 (a)	100,000	63,223
Lennox International, Inc.
1.70%, 08/01/27 (a)	75,000	69,984
5.50%, 09/15/28 (a)	100,000	102,649
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	150,000	153,036
4.45%, 05/15/28 (a)	100,000	100,414
4.50%, 02/15/29 (a)	100,000	100,077
1.85%, 06/15/30 (a)	100,000	87,061
4.70%, 12/15/31 (a)	125,000	124,870
3.90%, 06/15/32 (a)	150,000	141,843
5.25%, 01/15/33 (a)	150,000	153,832
4.75%, 02/15/34 (a)	150,000	148,273
4.80%, 08/15/34 (a)	100,000	98,497
3.60%, 03/01/35 (a)	100,000	89,616
4.50%, 05/15/36 (a)	125,000	119,879
6.15%, 09/01/36	100,000	110,042
5.72%, 06/01/40	100,000	105,560
4.07%, 12/15/42	200,000	170,800
3.80%, 03/01/45 (a)	150,000	121,341
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 05/15/46 (a)	250,000	228,887
2.80%, 06/15/50 (a)	150,000	97,059
4.09%, 09/15/52 (a)	288,000	234,769
4.15%, 06/15/53 (a)	150,000	123,255
5.70%, 11/15/54 (a)	150,000	155,949
5.20%, 02/15/55 (a)	225,000	217,845
4.30%, 06/15/62 (a)	125,000	101,648
5.90%, 11/15/63 (a)	150,000	159,411
5.20%, 02/15/64 (a)	200,000	190,536
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	50,000	48,828
3.50%, 12/15/27 (a)	50,000	48,592
2.50%, 03/15/30 (a)	100,000	89,882
2.40%, 07/15/31 (a)	200,000	173,966
5.15%, 12/01/34 (a)	125,000	125,085
4.25%, 12/15/47 (a)	100,000	84,309
3.20%, 07/15/51 (a)	150,000	100,763
5.50%, 12/01/54 (a)	125,000	121,963
Masco Corp.
1.50%, 02/15/28 (a)	100,000	91,530
2.00%, 10/01/30 (a)	100,000	86,220
2.00%, 02/15/31 (a)	125,000	106,958
4.50%, 05/15/47 (a)	100,000	85,180
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	160,000	150,954
Nordson Corp.
4.50%, 12/15/29 (a)	150,000	147,624
5.80%, 09/15/33 (a)	100,000	105,070
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	100,000	97,807
3.25%, 01/15/28 (a)	375,000	362,119
4.60%, 02/01/29 (a)	150,000	150,357
4.40%, 05/01/30 (a)	150,000	148,260
4.70%, 03/15/33 (a)	250,000	246,447
4.90%, 06/01/34 (a)	150,000	148,965
5.15%, 05/01/40 (a)	100,000	98,010
5.05%, 11/15/40	100,000	96,217
4.75%, 06/01/43	150,000	137,639
3.85%, 04/15/45 (a)	75,000	60,343
4.03%, 10/15/47 (a)	400,000	324,572
5.25%, 05/01/50 (a)	200,000	191,862
4.95%, 03/15/53 (a)	150,000	137,687
5.20%, 06/01/54 (a)	200,000	191,108
nVent Finance SARL
4.55%, 04/15/28 (a)	150,000	149,146
5.65%, 05/15/33 (a)	100,000	101,395
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	92,597
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	100,000	95,588
5.25%, 08/16/28 (a)	100,000	102,361
2.57%, 02/15/30 (a)	250,000	226,125
5.13%, 11/19/31 (a)	125,000	126,735
3.11%, 02/15/40 (a)	175,000	135,238
3.36%, 02/15/50 (a)	125,000	88,443
Owens Corning
3.40%, 08/15/26 (a)	75,000	73,780
5.50%, 06/15/27 (a)	100,000	101,916
3.95%, 08/15/29 (a)	100,000	96,903
3.50%, 02/15/30 (a)	75,000	70,520
3.88%, 06/01/30 (a)	100,000	95,542
5.70%, 06/15/34 (a)	150,000	155,272
7.00%, 12/01/36	25,000	28,547
4.30%, 07/15/47 (a)	100,000	82,664
4.40%, 01/30/48 (a)	100,000	83,941
5.95%, 06/15/54 (a)	125,000	129,036
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	97,928
4.25%, 09/15/27 (a)	200,000	199,138
3.25%, 06/14/29 (a)	150,000	142,387
4.50%, 09/15/29 (a)	200,000	199,798
4.20%, 11/21/34 (a)	150,000	142,281
6.25%, 05/15/38	50,000	54,987
4.45%, 11/21/44 (a)	100,000	88,701
4.10%, 03/01/47 (a)	100,000	83,530
4.00%, 06/14/49 (a)	200,000	161,782
Pentair Finance SARL
4.50%, 07/01/29 (a)	75,000	74,311
5.90%, 07/15/32 (a)	50,000	52,272
Precision Castparts Corp.
3.90%, 01/15/43 (a)	100,000	83,948
4.38%, 06/15/45 (a)	100,000	88,556
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	200,000	204,792
6.30%, 02/15/30 (a)	200,000	208,162
6.40%, 04/15/33 (a)	200,000	207,768
Republic Services, Inc.
2.90%, 07/01/26 (a)	200,000	196,324
3.38%, 11/15/27 (a)	150,000	146,122
3.95%, 05/15/28 (a)	100,000	98,497
4.88%, 04/01/29 (a)	100,000	101,042
2.30%, 03/01/30 (a)	200,000	179,490
1.45%, 02/15/31 (a)	250,000	207,700
1.75%, 02/15/32 (a)	100,000	82,452
5.00%, 12/15/33 (a)	100,000	100,363
5.00%, 04/01/34 (a)	150,000	150,145
6.20%, 03/01/40	100,000	109,369
5.70%, 05/15/41 (a)	75,000	77,224
3.05%, 03/01/50 (a)	100,000	69,855
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	96,629
1.75%, 08/15/31 (a)	100,000	84,177
4.20%, 03/01/49 (a)	100,000	85,435
2.80%, 08/15/61 (a)	100,000	60,195
RTX Corp.
2.65%, 11/01/26 (a)	150,000	145,959
5.75%, 11/08/26 (a)	225,000	229,363
3.50%, 03/15/27 (a)	200,000	196,208
3.13%, 05/04/27 (a)	200,000	194,220
7.20%, 08/15/27	75,000	79,813
4.13%, 11/16/28 (a)	550,000	542,058
5.75%, 01/15/29 (a)	200,000	207,956
7.50%, 09/15/29	100,000	111,703
2.25%, 07/01/30 (a)	150,000	132,791
6.00%, 03/15/31 (a)	175,000	185,867
1.90%, 09/01/31 (a)	200,000	167,092
2.38%, 03/15/32 (a)	200,000	169,972
5.15%, 02/27/33 (a)	200,000	202,014
6.10%, 03/15/34 (a)	275,000	295,589
5.40%, 05/01/35	75,000	76,785
6.05%, 06/01/36	100,000	107,626
6.13%, 07/15/38	100,000	107,947
4.45%, 11/16/38 (a)	175,000	160,830
5.70%, 04/15/40	100,000	104,307
4.88%, 10/15/40 (d)	150,000	141,847
4.70%, 12/15/41	100,000	91,834
4.50%, 06/01/42	700,000	623,021
4.80%, 12/15/43 (a)	50,000	45,893
4.15%, 05/15/45 (a)	175,000	145,985
3.75%, 11/01/46 (a)	225,000	175,133
4.35%, 04/15/47 (a)	150,000	127,254
4.05%, 05/04/47 (a)	100,000	81,174
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 11/16/48 (a)	300,000	263,511
3.13%, 07/01/50 (a)	200,000	134,756
2.82%, 09/01/51 (a)	200,000	125,600
3.03%, 03/15/52 (a)	200,000	130,582
5.38%, 02/27/53 (a)	200,000	194,912
6.40%, 03/15/54 (a)	300,000	335,214
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	83,253
3.10%, 05/01/50 (a)	100,000	69,117
Sonoco Products Co.
4.45%, 09/01/26	100,000	99,706
4.60%, 09/01/29 (a)	100,000	98,596
3.13%, 05/01/30 (a)	100,000	91,587
2.85%, 02/01/32 (a)	100,000	86,902
5.00%, 09/01/34 (a)	150,000	145,411
5.75%, 11/01/40 (a)	150,000	151,140
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	150,000	148,441
6.00%, 03/06/28 (a)	100,000	104,170
4.25%, 11/15/28 (a)	150,000	148,351
2.30%, 03/15/30 (a)	200,000	176,816
5.20%, 09/01/40	100,000	97,063
4.85%, 11/15/48 (a)	75,000	65,349
2.75%, 11/15/50 (a)	100,000	59,339
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	400,000	373,328
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	99,219
3.38%, 03/01/28 (a)	100,000	96,404
3.00%, 06/01/30 (a)	100,000	91,468
2.45%, 03/15/31 (a)	250,000	217,437
6.10%, 11/15/33 (a)	75,000	79,632
5.50%, 05/15/35 (a)	75,000	75,741
Timken Co.
4.50%, 12/15/28 (a)	100,000	99,685
4.13%, 04/01/32 (a)	100,000	93,523
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (a)	50,000	49,441
3.80%, 03/21/29 (a)	100,000	96,920
5.25%, 03/03/33 (a)	200,000	203,746
5.10%, 06/13/34 (a)	100,000	100,844
4.50%, 03/21/49 (a)	75,000	65,942
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	100,000	97,550
5.75%, 06/15/43	100,000	103,790
4.30%, 02/21/48 (a)	75,000	63,812
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	94,066
5.25%, 10/01/54 (a)	75,000	71,693
Veralto Corp.
5.50%, 09/18/26 (a)	100,000	101,339
5.35%, 09/18/28 (a)	100,000	102,465
5.45%, 09/18/33 (a)	175,000	179,874
Vontier Corp.
1.80%, 04/01/26 (a)	200,000	193,518
2.95%, 04/01/31 (a)	100,000	87,277
Vulcan Materials Co.
3.90%, 04/01/27 (a)	150,000	148,174
3.50%, 06/01/30 (a)	50,000	47,140
5.35%, 12/01/34 (a)	125,000	127,029
4.50%, 06/15/47 (a)	150,000	129,899
4.70%, 03/01/48 (a)	100,000	89,371
5.70%, 12/01/54 (a)	200,000	201,382
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	99,093
3.50%, 05/01/29 (a)	100,000	96,117
2.60%, 02/01/30 (a)	150,000	136,551
3.20%, 06/01/32 (a)	100,000	89,483
4.20%, 01/15/33 (a)	125,000	118,711
5.00%, 03/01/34 (a)	150,000	149,715
3.05%, 04/01/50 (a)	100,000	68,067
2.95%, 01/15/52 (a)	200,000	129,758
Waste Management, Inc.
4.95%, 07/03/27 (a)	150,000	152,034
3.15%, 11/15/27 (a)	200,000	193,954
1.15%, 03/15/28 (a)	100,000	91,041
4.50%, 03/15/28 (a)	150,000	150,600
3.88%, 01/15/29 (a)(d)	250,000	243,782
4.88%, 02/15/29 (a)	150,000	152,571
4.63%, 02/15/30 (a)	150,000	150,787
4.65%, 03/15/30 (a)	125,000	125,440
1.50%, 03/15/31 (a)	150,000	125,586
4.95%, 07/03/31 (a)	125,000	127,103
4.80%, 03/15/32 (a)	125,000	125,316
4.15%, 04/15/32 (a)	200,000	192,986
4.63%, 02/15/33 (a)	100,000	98,992
4.88%, 02/15/34 (a)	250,000	250,487
4.95%, 03/15/35 (a)	250,000	250,105
2.95%, 06/01/41 (a)	75,000	56,667
4.10%, 03/01/45 (a)	112,000	95,752
4.15%, 07/15/49 (a)	100,000	84,279
2.50%, 11/15/50 (a)	150,000	91,185
5.35%, 10/15/54 (a)	200,000	198,638
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	100,000	98,234
4.70%, 09/15/28 (a)(g)	250,000	249,265
5.61%, 03/11/34 (a)	75,000	77,162
WW Grainger, Inc.
4.45%, 09/15/34 (a)	100,000	96,518
4.60%, 06/15/45 (a)	100,000	91,702
4.20%, 05/15/47 (a)	200,000	169,512
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	98,065
1.95%, 01/30/28 (a)	100,000	93,470
2.25%, 01/30/31 (a)	150,000	131,132
		71,017,655
Communications 1.9%
America Movil SAB de CV
3.63%, 04/22/29 (a)	200,000	191,548
2.88%, 05/07/30 (a)	200,000	182,434
4.70%, 07/21/32 (a)	200,000	196,138
6.38%, 03/01/35	200,000	217,642
6.13%, 03/30/40	430,000	456,767
4.38%, 07/16/42	200,000	173,452
4.38%, 04/22/49 (a)	200,000	170,114
American Tower Corp.
1.60%, 04/15/26 (a)	150,000	145,182
1.45%, 09/15/26 (a)	50,000	47,723
3.38%, 10/15/26 (a)	150,000	147,279
2.75%, 01/15/27 (a)	150,000	145,104
3.13%, 01/15/27 (a)	130,000	126,599
3.65%, 03/15/27 (a)	150,000	147,242
3.55%, 07/15/27 (a)	175,000	170,840
3.60%, 01/15/28 (a)	100,000	97,340
1.50%, 01/31/28 (a)	100,000	91,758
5.50%, 03/15/28 (a)	100,000	102,349
5.25%, 07/15/28 (a)	100,000	101,862
5.80%, 11/15/28 (a)	150,000	155,553
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 02/15/29 (a)	75,000	76,128
3.95%, 03/15/29 (a)	100,000	97,033
3.80%, 08/15/29 (a)	350,000	336,112
2.90%, 01/15/30 (a)	150,000	137,412
5.00%, 01/31/30 (a)	100,000	100,856
2.10%, 06/15/30 (a)	100,000	87,244
1.88%, 10/15/30 (a)	150,000	128,085
2.70%, 04/15/31 (a)	100,000	88,356
2.30%, 09/15/31 (a)	200,000	170,624
4.05%, 03/15/32 (a)	150,000	141,672
5.65%, 03/15/33 (a)	150,000	154,889
5.55%, 07/15/33 (a)	200,000	205,132
5.90%, 11/15/33 (a)	150,000	157,634
5.45%, 02/15/34 (a)	175,000	178,918
5.40%, 01/31/35 (a)	100,000	101,364
3.70%, 10/15/49 (a)	100,000	74,888
3.10%, 06/15/50 (a)	200,000	132,618
2.95%, 01/15/51 (a)	150,000	96,812
AppLovin Corp.
5.13%, 12/01/29 (a)	200,000	201,856
5.38%, 12/01/31 (a)	200,000	204,060
5.50%, 12/01/34 (a)	200,000	202,870
5.95%, 12/01/54 (a)	100,000	101,493
AT&T, Inc.
1.70%, 03/25/26 (a)	550,000	533,758
2.95%, 07/15/26 (a)	100,000	98,016
3.80%, 02/15/27 (a)	150,000	148,071
4.25%, 03/01/27 (a)	300,000	298,296
2.30%, 06/01/27 (a)	500,000	475,995
1.65%, 02/01/28 (a)	400,000	369,016
4.10%, 02/15/28 (a)	327,000	323,374
4.35%, 03/01/29 (a)	575,000	569,744
4.30%, 02/15/30 (a)	547,000	537,225
2.75%, 06/01/31 (a)	550,000	488,466
2.25%, 02/01/32 (a)	450,000	379,462
2.55%, 12/01/33 (a)	707,000	582,504
5.40%, 02/15/34 (a)	500,000	511,265
4.50%, 05/15/35 (a)	475,000	449,340
5.25%, 03/01/37 (a)	175,000	174,640
4.90%, 08/15/37 (a)	150,000	144,386
6.30%, 01/15/38	100,000	109,119
6.55%, 02/15/39	75,000	83,150
4.85%, 03/01/39 (a)	200,000	189,830
6.00%, 08/15/40 (a)	50,000	52,294
5.35%, 09/01/40	150,000	147,810
6.38%, 03/01/41	100,000	108,197
3.50%, 06/01/41 (a)	450,000	354,136
5.55%, 08/15/41	75,000	74,966
5.15%, 03/15/42	50,000	47,179
4.30%, 12/15/42 (a)	275,000	236,065
3.10%, 02/01/43 (a)	100,000	73,011
4.65%, 06/01/44 (a)	100,000	88,322
4.80%, 06/15/44 (a)	100,000	90,760
4.35%, 06/15/45 (a)	200,000	169,068
4.85%, 07/15/45 (a)	100,000	90,201
4.75%, 05/15/46 (a)	375,000	334,447
5.15%, 11/15/46 (a)	150,000	141,732
5.65%, 02/15/47 (a)	150,000	151,916
5.45%, 03/01/47 (a)	75,000	73,004
4.50%, 03/09/48 (a)	350,000	296,597
4.55%, 03/09/49 (a)	200,000	171,814
5.15%, 02/15/50 (a)	100,000	93,181
3.65%, 06/01/51 (a)	550,000	399,762
3.30%, 02/01/52 (a)	150,000	102,045
3.50%, 09/15/53 (a)	1,385,000	968,600
3.55%, 09/15/55 (a)	1,373,000	953,439
5.70%, 03/01/57 (a)	75,000	73,818
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 12/01/57 (a)	1,086,000	781,192
3.65%, 09/15/59 (a)	1,249,000	864,495
3.85%, 06/01/60 (a)	275,000	197,167
3.50%, 02/01/61 (a)	100,000	66,539
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	100,000	83,364
5.10%, 05/11/33 (a)	175,000	173,507
5.20%, 02/15/34 (a)(c)	150,000	149,591
4.46%, 04/01/48 (a)	200,000	166,296
4.30%, 07/29/49 (a)	100,000	80,713
3.65%, 03/17/51 (a)	100,000	72,113
3.20%, 02/15/52 (a)	125,000	82,053
3.65%, 08/15/52 (a)	150,000	106,883
5.55%, 02/15/54 (a)	150,000	144,254
British Telecommunications PLC
5.13%, 12/04/28 (a)	250,000	252,977
9.63%, 12/15/30 (g)	450,000	551,961
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26 (a)	200,000	204,128
3.75%, 02/15/28 (a)	200,000	193,460
4.20%, 03/15/28 (a)	300,000	293,478
2.25%, 01/15/29 (a)	200,000	179,612
5.05%, 03/30/29 (a)	300,000	298,116
6.10%, 06/01/29 (a)	250,000	258,115
2.80%, 04/01/31 (a)	300,000	259,473
2.30%, 02/01/32 (a)	200,000	161,984
4.40%, 04/01/33 (a)	150,000	136,667
6.65%, 02/01/34 (a)	150,000	156,273
6.55%, 06/01/34 (a)	300,000	310,755
6.38%, 10/23/35 (a)	430,000	437,693
5.38%, 04/01/38 (a)	150,000	136,871
3.50%, 06/01/41 (a)	300,000	211,446
3.50%, 03/01/42 (a)	250,000	174,630
6.48%, 10/23/45 (a)	700,000	679,406
5.38%, 05/01/47 (a)	450,000	380,776
5.75%, 04/01/48 (a)	475,000	420,327
5.13%, 07/01/49 (a)	200,000	162,268
4.80%, 03/01/50 (a)	500,000	386,365
3.70%, 04/01/51 (a)	375,000	242,527
3.90%, 06/01/52 (a)	500,000	332,405
5.25%, 04/01/53 (a)	250,000	207,125
6.83%, 10/23/55 (a)	100,000	99,957
3.85%, 04/01/61 (a)	375,000	233,651
4.40%, 12/01/61 (a)	250,000	171,548
3.95%, 06/30/62 (a)	250,000	157,910
5.50%, 04/01/63 (a)	200,000	164,544
Comcast Corp.
3.15%, 03/01/26 (a)	400,000	394,928
2.35%, 01/15/27 (a)	200,000	192,796
3.30%, 02/01/27 (a)	250,000	245,277
3.30%, 04/01/27 (a)	200,000	195,642
5.35%, 11/15/27 (a)	150,000	153,615
3.15%, 02/15/28 (a)	350,000	337,624
3.55%, 05/01/28 (a)	200,000	194,542
4.15%, 10/15/28 (a)	750,000	740,557
4.55%, 01/15/29 (a)	200,000	200,478
5.10%, 06/01/29 (a)	150,000	153,230
2.65%, 02/01/30 (a)	300,000	273,468
3.40%, 04/01/30 (a)	250,000	235,697
4.25%, 10/15/30 (a)	300,000	293,793
1.95%, 01/15/31 (a)	300,000	257,046
1.50%, 02/15/31 (a)	400,000	333,384
5.50%, 11/15/32 (a)	200,000	207,662
4.25%, 01/15/33	325,000	308,724
4.65%, 02/15/33 (a)	200,000	195,808
7.05%, 03/15/33	150,000	170,133
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 05/15/33 (a)	200,000	197,220
5.30%, 06/01/34 (a)	300,000	305,190
4.20%, 08/15/34 (a)	250,000	233,995
5.65%, 06/15/35	100,000	103,869
4.40%, 08/15/35 (a)	100,000	94,149
6.50%, 11/15/35	145,000	160,714
3.20%, 07/15/36 (a)	175,000	145,303
6.45%, 03/15/37	100,000	109,697
6.95%, 08/15/37	100,000	114,208
3.90%, 03/01/38 (a)	250,000	216,605
4.60%, 10/15/38 (a)	200,000	185,444
6.55%, 07/01/39	50,000	55,447
3.25%, 11/01/39 (a)	200,000	156,530
3.75%, 04/01/40 (a)	275,000	228,437
4.65%, 07/15/42	100,000	90,303
4.75%, 03/01/44	50,000	45,063
4.60%, 08/15/45 (a)	100,000	88,163
3.40%, 07/15/46 (a)	275,000	200,194
4.00%, 08/15/47 (a)	150,000	118,659
3.97%, 11/01/47 (a)	375,000	294,915
4.00%, 03/01/48 (a)	200,000	157,638
4.70%, 10/15/48 (a)	375,000	332,055
4.00%, 11/01/49 (a)	400,000	312,196
3.45%, 02/01/50 (a)	300,000	212,217
2.80%, 01/15/51 (a)	350,000	215,397
2.89%, 11/01/51 (a)	944,000	590,548
2.45%, 08/15/52 (a)	300,000	169,128
4.05%, 11/01/52 (a)	202,000	156,386
5.35%, 05/15/53 (a)	275,000	261,497
5.65%, 06/01/54 (a)	250,000	248,397
2.94%, 11/01/56 (a)	1,076,000	648,591
4.95%, 10/15/58 (a)	225,000	200,027
2.65%, 08/15/62 (a)	200,000	108,324
2.99%, 11/01/63 (a)	764,000	444,258
5.50%, 05/15/64 (a)	250,000	239,035
Crown Castle, Inc.
3.70%, 06/15/26 (a)	100,000	98,823
1.05%, 07/15/26 (a)	150,000	142,706
4.00%, 03/01/27 (a)	100,000	98,871
2.90%, 03/15/27 (a)	200,000	193,318
3.65%, 09/01/27 (a)	200,000	194,982
5.00%, 01/11/28 (a)	200,000	201,738
3.80%, 02/15/28 (a)	150,000	146,340
4.80%, 09/01/28 (a)	200,000	200,188
4.30%, 02/15/29 (a)	100,000	98,115
4.90%, 09/01/29 (a)	100,000	100,167
3.10%, 11/15/29 (a)	100,000	92,384
3.30%, 07/01/30 (a)	150,000	138,483
2.25%, 01/15/31 (a)	200,000	172,008
2.10%, 04/01/31 (a)	200,000	169,618
2.50%, 07/15/31 (a)	150,000	129,099
5.10%, 05/01/33 (a)	150,000	149,169
5.80%, 03/01/34 (a)	200,000	207,570
5.20%, 09/01/34 (a)	100,000	99,280
2.90%, 04/01/41 (a)	250,000	180,450
4.75%, 05/15/47 (a)	100,000	87,946
5.20%, 02/15/49 (a)	50,000	46,162
4.00%, 11/15/49 (a)	75,000	57,968
4.15%, 07/01/50 (a)	50,000	39,536
3.25%, 01/15/51 (a)	200,000	134,840
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)	600,000	703,038
9.25%, 06/01/32	150,000	187,608
Discovery Communications LLC
4.90%, 03/11/26 (a)	100,000	99,951
3.95%, 03/20/28 (a)	250,000	240,890
4.13%, 05/15/29 (a)	150,000	142,340
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 05/15/30 (a)	200,000	181,636
5.00%, 09/20/37 (a)	150,000	129,162
6.35%, 06/01/40	150,000	143,705
5.20%, 09/20/47 (a)	160,000	131,963
4.00%, 09/15/55 (a)	75,000	49,364
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	100,000	85,084
2.95%, 02/15/51 (a)	125,000	81,005
Fox Corp.
4.71%, 01/25/29 (a)	400,000	399,124
3.50%, 04/08/30 (a)	100,000	94,146
6.50%, 10/13/33 (a)	200,000	214,914
5.48%, 01/25/39 (a)	200,000	194,312
5.58%, 01/25/49 (a)	300,000	286,857
Grupo Televisa SAB
6.63%, 01/15/40	200,000	191,018
5.00%, 05/13/45 (a)	300,000	225,642
6.13%, 01/31/46 (a)	200,000	171,490
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	99,864
4.75%, 03/30/30 (a)	100,000	99,597
2.40%, 03/01/31 (a)	100,000	87,118
5.38%, 06/15/33 (a)	100,000	101,301
3.38%, 03/01/41 (a)	100,000	76,679
5.40%, 10/01/48 (a)	100,000	96,873
Koninklijke KPN NV
8.38%, 10/01/30	100,000	116,242
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	450,000	442,903
4.60%, 05/15/28 (a)	250,000	252,702
4.30%, 08/15/29 (a)	200,000	199,778
4.80%, 05/15/30 (a)	200,000	204,058
4.55%, 08/15/31 (a)	200,000	200,444
3.85%, 08/15/32 (a)	600,000	568,410
4.95%, 05/15/33 (a)	300,000	305,070
4.75%, 08/15/34 (a)	550,000	548,273
4.45%, 08/15/52 (a)	500,000	435,130
5.60%, 05/15/53 (a)	500,000	514,425
5.40%, 08/15/54 (a)	600,000	599,610
4.65%, 08/15/62 (a)	250,000	218,835
5.75%, 05/15/63 (a)	300,000	311,796
5.55%, 08/15/64 (a)	500,000	504,880
NBCUniversal Media LLC
6.40%, 04/30/40	75,000	82,389
5.95%, 04/01/41	100,000	104,388
4.45%, 01/15/43	130,000	113,777
Netflix, Inc.
4.38%, 11/15/26	175,000	175,205
4.88%, 04/15/28	275,000	278,646
5.88%, 11/15/28	325,000	340,233
6.38%, 05/15/29	225,000	240,912
4.90%, 08/15/34 (a)	150,000	150,276
5.40%, 08/15/54 (a)	150,000	150,927
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	89,574
4.20%, 06/01/30 (a)	100,000	97,663
2.60%, 08/01/31 (a)	150,000	131,291
5.30%, 11/01/34 (a)	100,000	100,705
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	250,000	247,500
Orange SA
9.00%, 03/01/31	475,000	574,717
5.38%, 01/13/42	150,000	147,581
5.50%, 02/06/44 (a)	150,000	150,260
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Paramount Global
2.90%, 01/15/27 (a)	150,000	144,645
3.38%, 02/15/28 (a)	250,000	239,075
3.70%, 06/01/28 (a)	100,000	96,012
4.20%, 06/01/29 (a)	100,000	96,041
7.88%, 07/30/30	125,000	137,614
4.95%, 01/15/31 (a)	300,000	288,942
4.20%, 05/19/32 (a)	150,000	135,528
6.88%, 04/30/36	150,000	157,250
5.90%, 10/15/40 (a)	50,000	45,663
4.85%, 07/01/42 (a)	75,000	61,739
4.38%, 03/15/43	250,000	190,315
5.85%, 09/01/43 (a)	250,000	225,105
5.25%, 04/01/44 (a)	100,000	82,944
4.90%, 08/15/44 (a)	95,000	76,127
4.60%, 01/15/45 (a)	130,000	100,109
4.95%, 05/19/50 (a)	200,000	157,812
Rogers Communications, Inc.
2.90%, 11/15/26 (a)	150,000	145,830
3.20%, 03/15/27 (a)	250,000	242,720
5.00%, 02/15/29 (a)	200,000	200,776
3.80%, 03/15/32 (a)	400,000	364,964
5.30%, 02/15/34 (a)	200,000	198,218
7.50%, 08/15/38	50,000	57,817
4.50%, 03/15/42 (a)	150,000	129,224
4.50%, 03/15/43 (a)	100,000	85,500
5.45%, 10/01/43 (a)	100,000	95,796
5.00%, 03/15/44 (a)	180,000	162,943
4.30%, 02/15/48 (a)	150,000	120,153
4.35%, 05/01/49 (a)	250,000	199,530
3.70%, 11/15/49 (a)	225,000	160,385
4.55%, 03/15/52 (a)	350,000	284,921
Sprint Capital Corp.
6.88%, 11/15/28	500,000	535,460
8.75%, 03/15/32	375,000	453,315
Sprint LLC
7.63%, 03/01/26 (a)	250,000	254,747
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	150,000	147,278
4.95%, 03/28/28 (a)	150,000	151,377
5.40%, 06/12/29 (a)	75,000	76,755
4.00%, 04/14/32 (a)	150,000	141,549
5.60%, 06/12/34 (a)	75,000	77,335
TCI Communications, Inc.
7.13%, 02/15/28	30,000	32,207
Telefonica Emisiones SA
4.10%, 03/08/27	300,000	297,318
7.05%, 06/20/36	365,000	409,227
4.67%, 03/06/38	150,000	137,274
5.21%, 03/08/47	450,000	410,368
4.90%, 03/06/48	300,000	260,430
5.52%, 03/01/49 (a)	300,000	283,017
Telefonica Europe BV
8.25%, 09/15/30	100,000	115,182
TELUS Corp.
3.70%, 09/15/27 (a)	350,000	342,751
3.40%, 05/13/32 (a)	150,000	135,537
4.60%, 11/16/48 (a)	100,000	84,522
4.30%, 06/15/49 (a)	150,000	120,180
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	200,000	229,938
Time Warner Cable LLC
6.55%, 05/01/37	325,000	324,054
7.30%, 07/01/38	300,000	317,373
6.75%, 06/15/39	250,000	252,485
5.88%, 11/15/40 (a)	224,000	207,596
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 09/01/41 (a)	250,000	220,737
4.50%, 09/15/42 (a)	200,000	154,234
T-Mobile USA, Inc.
2.63%, 04/15/26 (a)	250,000	245,055
3.75%, 04/15/27 (a)	775,000	762,894
5.38%, 04/15/27 (a)	150,000	150,141
4.75%, 02/01/28 (a)	300,000	300,849
2.05%, 02/15/28 (a)	300,000	280,107
4.95%, 03/15/28 (a)	150,000	151,331
4.80%, 07/15/28 (a)	150,000	150,974
4.85%, 01/15/29 (a)	200,000	201,380
2.63%, 02/15/29 (a)	150,000	138,908
2.40%, 03/15/29 (a)	100,000	91,572
3.38%, 04/15/29 (a)	400,000	379,608
4.20%, 10/01/29 (a)	150,000	147,027
3.88%, 04/15/30 (a)	1,350,000	1,293,178
2.55%, 02/15/31 (a)	500,000	439,950
2.88%, 02/15/31 (a)	200,000	178,854
3.50%, 04/15/31 (a)	500,000	462,665
2.25%, 11/15/31 (a)	200,000	170,174
2.70%, 03/15/32 (a)	200,000	173,048
5.20%, 01/15/33 (a)	200,000	201,970
5.05%, 07/15/33 (a)	450,000	449,104
5.75%, 01/15/34 (a)	225,000	235,528
5.15%, 04/15/34 (a)	250,000	251,292
4.70%, 01/15/35 (a)	200,000	193,420
4.38%, 04/15/40 (a)	350,000	311,822
3.00%, 02/15/41 (a)	450,000	331,906
4.50%, 04/15/50 (a)	600,000	508,272
3.30%, 02/15/51 (a)	550,000	375,798
3.40%, 10/15/52 (a)	500,000	345,140
5.65%, 01/15/53 (a)	300,000	298,440
5.75%, 01/15/54 (a)	200,000	201,540
6.00%, 06/15/54 (a)	175,000	183,043
5.50%, 01/15/55 (a)	150,000	145,746
5.25%, 06/15/55 (a)	200,000	187,990
3.60%, 11/15/60 (a)	300,000	206,370
5.80%, 09/15/62 (a)	150,000	150,666
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	250,000	241,720
2.95%, 06/15/27	200,000	194,280
7.00%, 03/01/32	100,000	113,721
4.38%, 08/16/41	100,000	89,690
4.13%, 12/01/41	150,000	129,857
4.13%, 06/01/44	250,000	212,142
3.00%, 07/30/46	100,000	70,115
Verizon Communications, Inc.
1.45%, 03/20/26 (a)	150,000	145,586
2.63%, 08/15/26	300,000	292,530
4.13%, 03/16/27	550,000	546,551
3.00%, 03/22/27 (a)	150,000	145,848
2.10%, 03/22/28 (a)	400,000	372,680
4.33%, 09/21/28	700,000	695,016
3.88%, 02/08/29 (a)	200,000	195,080
4.02%, 12/03/29 (a)	700,000	681,590
3.15%, 03/22/30 (a)	250,000	232,685
1.50%, 09/18/30 (a)	250,000	211,697
1.68%, 10/30/30 (a)	192,000	163,043
7.75%, 12/01/30	102,000	116,894
1.75%, 01/20/31 (a)	400,000	337,780
2.55%, 03/21/31 (a)	700,000	615,930
2.36%, 03/15/32 (a)	913,000	774,069
5.05%, 05/09/33 (a)	175,000	176,384
4.50%, 08/10/33	400,000	385,668
6.40%, 09/15/33	100,000	109,885
4.40%, 11/01/34 (a)	330,000	313,401
4.78%, 02/15/35 (a)	430,000	420,200
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.85%, 09/15/35	75,000	79,088
4.27%, 01/15/36	205,000	189,541
5.25%, 03/16/37	200,000	201,190
4.81%, 03/15/39	200,000	189,168
2.65%, 11/20/40 (a)	575,000	408,854
3.40%, 03/22/41 (a)	725,000	567,834
2.85%, 09/03/41 (a)	250,000	179,738
4.75%, 11/01/41	75,000	69,375
3.85%, 11/01/42 (a)	100,000	81,621
6.55%, 09/15/43	175,000	196,782
4.13%, 08/15/46	200,000	164,008
4.86%, 08/21/46	400,000	367,700
5.50%, 03/16/47	100,000	100,251
4.52%, 09/15/48	250,000	216,725
5.01%, 04/15/49	150,000	143,613
4.00%, 03/22/50 (a)	275,000	216,876
2.88%, 11/20/50 (a)	500,000	320,480
3.55%, 03/22/51 (a)	800,000	587,888
3.88%, 03/01/52 (a)	150,000	115,217
5.50%, 02/23/54 (a)	200,000	198,624
5.01%, 08/21/54	175,000	160,699
4.67%, 03/15/55	175,000	150,770
2.99%, 10/30/56 (a)	650,000	401,739
3.00%, 11/20/60 (a)	350,000	213,353
3.70%, 03/22/61 (a)	625,000	443,969
Vodafone Group PLC
4.38%, 05/30/28	100,000	100,604
7.88%, 02/15/30	150,000	171,924
6.25%, 11/30/32	100,000	109,015
6.15%, 02/27/37	300,000	320,907
5.00%, 05/30/38	100,000	97,128
4.38%, 02/19/43	100,000	87,646
5.25%, 05/30/48	275,000	258,805
4.88%, 06/19/49	300,000	262,851
4.25%, 09/17/50	250,000	197,695
5.63%, 02/10/53 (a)	150,000	144,168
5.75%, 06/28/54 (a)	400,000	392,372
5.13%, 06/19/59	100,000	88,429
5.75%, 02/10/63 (a)	100,000	95,917
5.88%, 06/28/64 (a)	225,000	220,743
Walt Disney Co.
3.38%, 11/15/26 (a)	50,000	49,268
3.70%, 03/23/27	100,000	98,774
2.20%, 01/13/28	200,000	189,000
2.00%, 09/01/29 (a)	350,000	315,077
3.80%, 03/22/30	200,000	193,434
2.65%, 01/13/31	450,000	404,415
6.55%, 03/15/33	100,000	111,535
6.20%, 12/15/34	150,000	165,680
6.40%, 12/15/35	230,000	256,988
6.15%, 03/01/37	50,000	54,734
6.65%, 11/15/37	200,000	227,912
4.63%, 03/23/40 (a)	100,000	95,135
3.50%, 05/13/40 (a)	350,000	288,550
6.15%, 02/15/41	100,000	108,551
5.40%, 10/01/43	50,000	50,166
4.75%, 09/15/44 (a)	150,000	138,080
4.95%, 10/15/45 (a)	100,000	94,263
7.75%, 12/01/45	75,000	97,948
4.75%, 11/15/46 (a)	100,000	91,471
2.75%, 09/01/49 (a)	350,000	225,785
4.70%, 03/23/50 (a)	300,000	274,539
3.60%, 01/13/51 (a)	550,000	416,003
3.80%, 05/13/60 (a)	250,000	187,923
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (a)	800,000	781,072
4.05%, 03/15/29 (a)	250,000	237,567
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.28%, 03/15/32 (a)	1,000,000	898,120
5.05%, 03/15/42 (a)	800,000	662,984
5.14%, 03/15/52 (a)	1,300,000	1,006,135
5.39%, 03/15/62 (a)	550,000	421,146
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	185,268
		103,619,441
Consumer Cyclical 1.6%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	500,000	487,100
4.88%, 05/26/30 (a)(d)	250,000	252,835
2.13%, 02/09/31 (a)(c)	200,000	174,274
4.50%, 11/28/34 (a)	200,000	192,264
5.25%, 05/26/35 (a)(d)	250,000	253,557
4.00%, 12/06/37 (a)	200,000	178,474
2.70%, 02/09/41 (a)	250,000	178,272
4.20%, 12/06/47 (a)	200,000	167,820
3.15%, 02/09/51 (a)	300,000	205,704
5.63%, 11/26/54 (a)(d)	200,000	204,920
4.40%, 12/06/57 (a)	200,000	168,550
3.25%, 02/09/61 (a)	200,000	131,300
Amazon.com, Inc.
1.00%, 05/12/26 (a)	500,000	481,915
3.30%, 04/13/27 (a)	400,000	392,928
1.20%, 06/03/27 (a)	200,000	187,314
3.15%, 08/22/27 (a)	675,000	658,064
4.55%, 12/01/27 (a)	350,000	353,293
1.65%, 05/12/28 (a)	400,000	369,692
3.45%, 04/13/29 (a)	250,000	243,037
4.65%, 12/01/29 (a)	350,000	356,377
1.50%, 06/03/30 (a)	500,000	432,495
2.10%, 05/12/31 (a)	525,000	458,220
3.60%, 04/13/32 (a)	450,000	423,994
4.70%, 12/01/32 (a)	400,000	403,816
4.80%, 12/05/34 (a)	225,000	227,713
3.88%, 08/22/37 (a)	500,000	452,490
2.88%, 05/12/41 (a)	375,000	283,684
4.95%, 12/05/44 (a)	280,000	274,856
4.05%, 08/22/47 (a)	650,000	550,108
2.50%, 06/03/50 (a)	475,000	293,688
3.10%, 05/12/51 (a)	650,000	452,491
3.95%, 04/13/52 (a)	450,000	366,750
4.25%, 08/22/57 (a)	400,000	338,176
2.70%, 06/03/60 (a)	375,000	223,676
3.25%, 05/12/61 (a)	375,000	253,372
4.10%, 04/13/62 (a)	275,000	223,154
American Honda Finance Corp.
5.25%, 07/07/26	200,000	202,228
1.30%, 09/09/26	150,000	143,210
2.30%, 09/09/26	200,000	193,874
2.35%, 01/08/27	50,000	48,154
4.90%, 03/12/27	150,000	151,224
4.90%, 07/09/27	150,000	151,435
4.45%, 10/22/27	150,000	149,852
4.70%, 01/12/28	100,000	100,771
3.50%, 02/15/28	100,000	97,295
2.00%, 03/24/28	250,000	232,142
5.13%, 07/07/28	200,000	203,728
5.65%, 11/15/28	150,000	155,137
4.90%, 03/13/29	150,000	151,587
4.40%, 09/05/29	150,000	148,310
4.60%, 04/17/30	200,000	198,868
5.85%, 10/04/30	100,000	105,532
5.05%, 07/10/31	150,000	151,606
4.90%, 01/10/34	150,000	147,758
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29 (a)	100,000	98,363
3.25%, 03/01/32 (a)	200,000	176,690
5.15%, 09/13/34 (a)	200,000	193,432
5.40%, 03/15/49 (a)	100,000	89,592
3.10%, 12/01/51 (a)	250,000	153,695
4.15%, 05/01/52 (a)	200,000	148,214
5.75%, 09/13/54 (a)	200,000	186,756
AutoNation, Inc.
3.80%, 11/15/27 (a)	75,000	73,167
1.95%, 08/01/28 (a)	75,000	67,969
4.75%, 06/01/30 (a)	100,000	98,472
2.40%, 08/01/31 (a)	100,000	84,320
3.85%, 03/01/32 (a)	150,000	136,659
AutoZone, Inc.
5.05%, 07/15/26	100,000	100,721
3.75%, 06/01/27 (a)	50,000	49,188
4.50%, 02/01/28 (a)	100,000	100,159
6.25%, 11/01/28 (a)	75,000	78,986
3.75%, 04/18/29 (a)	150,000	144,908
5.10%, 07/15/29 (a)	100,000	101,509
4.00%, 04/15/30 (a)	150,000	144,686
1.65%, 01/15/31 (a)	150,000	126,228
4.75%, 08/01/32 (a)	150,000	147,731
4.75%, 02/01/33 (a)	100,000	97,980
5.20%, 08/01/33 (a)	75,000	75,504
6.55%, 11/01/33 (a)	100,000	109,565
5.40%, 07/15/34 (a)	125,000	127,196
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	99,584
1.95%, 10/01/30 (a)	150,000	128,607
Block Financial LLC
3.88%, 08/15/30 (a)	150,000	140,955
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	150,000	148,703
3.55%, 03/15/28 (a)	100,000	97,634
4.63%, 04/13/30 (a)	350,000	351,071
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	191,210
4.95%, 08/15/29 (a)	75,000	75,298
5.40%, 08/15/34 (a)	100,000	100,128
4.38%, 03/15/45 (a)	100,000	83,158
California Endowment
2.50%, 04/01/51 (a)	50,000	31,050
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	100,080
5.50%, 04/01/29 (a)	100,000	102,562
2.50%, 04/01/31 (a)	100,000	86,656
5.95%, 08/15/34 (a)	150,000	157,023
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	94,477
3.70%, 01/15/31 (a)	100,000	91,990
5.85%, 08/01/34 (a)	100,000	101,602
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	300,000	292,767
1.38%, 06/20/27 (a)	250,000	234,565
1.60%, 04/20/30 (a)	100,000	87,176
1.75%, 04/20/32 (a)	200,000	166,788
Cummins, Inc.
4.90%, 02/20/29 (a)	100,000	101,509
1.50%, 09/01/30 (a)	150,000	127,835
5.15%, 02/20/34 (a)	150,000	153,082
4.88%, 10/01/43 (a)	50,000	47,682
2.60%, 09/01/50 (a)	150,000	92,585
5.45%, 02/20/54 (a)	150,000	150,688
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	98,328
4.35%, 10/15/27 (a)	75,000	74,544
6.30%, 10/10/33 (a)	100,000	106,533
4.55%, 02/15/48 (a)	50,000	42,022
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	100,000	89,036
4.10%, 01/15/52 (a)	200,000	149,262
Dollar General Corp.
3.88%, 04/15/27 (a)	100,000	98,407
4.63%, 11/01/27 (a)	100,000	100,025
4.13%, 05/01/28 (a)	100,000	98,347
5.20%, 07/05/28 (a)	100,000	101,540
3.50%, 04/03/30 (a)	200,000	186,586
5.00%, 11/01/32 (a)	150,000	147,198
5.45%, 07/05/33 (a)	200,000	201,822
4.13%, 04/03/50 (a)	100,000	76,095
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	250,000	246,050
2.65%, 12/01/31 (a)	100,000	86,297
3.38%, 12/01/51 (a)	100,000	65,650
DR Horton, Inc.
1.30%, 10/15/26 (a)	100,000	95,004
1.40%, 10/15/27 (a)	150,000	138,534
5.00%, 10/15/34 (a)	125,000	123,558
5.50%, 10/15/35 (a)	125,000	127,848
eBay, Inc.
1.40%, 05/10/26 (a)	100,000	96,504
3.60%, 06/05/27 (a)	150,000	147,065
2.70%, 03/11/30 (a)	200,000	181,978
2.60%, 05/10/31 (a)	150,000	132,315
6.30%, 11/22/32 (a)	150,000	162,660
4.00%, 07/15/42 (a)	150,000	123,041
3.65%, 05/10/51 (a)	200,000	147,378
Expedia Group, Inc.
4.63%, 08/01/27 (a)	100,000	100,051
3.80%, 02/15/28 (a)	200,000	195,000
3.25%, 02/15/30 (a)	200,000	186,764
2.95%, 03/15/31 (a)	150,000	134,933
5.40%, 02/15/35 (a)	175,000	177,383
Ford Foundation
2.42%, 06/01/50 (a)	125,000	77,675
Ford Motor Co.
4.35%, 12/08/26 (a)	245,000	240,774
6.63%, 10/01/28	75,000	78,485
9.63%, 04/22/30 (a)	100,000	115,062
7.45%, 07/16/31	175,000	188,704
3.25%, 02/12/32 (a)	500,000	417,145
6.10%, 08/19/32 (a)	300,000	296,919
4.75%, 01/15/43	400,000	311,796
7.40%, 11/01/46	50,000	52,790
5.29%, 12/08/46 (a)	200,000	165,174
Ford Motor Credit Co. LLC
6.95%, 03/06/26 (a)	225,000	228,262
6.95%, 06/10/26 (a)	200,000	203,928
4.54%, 08/01/26 (a)	200,000	197,978
2.70%, 08/10/26 (a)	230,000	221,718
5.13%, 11/05/26	200,000	199,490
4.27%, 01/09/27 (a)	200,000	195,844
5.80%, 03/05/27 (a)	200,000	201,414
5.85%, 05/17/27 (a)	250,000	252,025
4.95%, 05/28/27 (a)	245,000	242,403
4.13%, 08/17/27 (a)	200,000	193,458
3.82%, 11/02/27 (a)	200,000	191,446
7.35%, 11/04/27 (a)	250,000	260,327
2.90%, 02/16/28 (a)	200,000	186,108
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.80%, 05/12/28 (a)	250,000	258,435
6.80%, 11/07/28 (a)	425,000	441,175
2.90%, 02/10/29 (a)	200,000	180,616
5.80%, 03/08/29 (a)	300,000	300,672
5.11%, 05/03/29 (a)	225,000	218,821
5.30%, 09/06/29 (a)	200,000	195,806
5.88%, 11/07/29 (a)	200,000	200,272
7.35%, 03/06/30 (a)	200,000	212,290
7.20%, 06/10/30 (a)	200,000	210,144
4.00%, 11/13/30 (a)	425,000	386,627
6.05%, 03/05/31 (a)	200,000	199,762
3.63%, 06/17/31 (a)	200,000	174,962
6.05%, 11/05/31 (a)	200,000	199,622
7.12%, 11/07/33 (a)	225,000	234,182
6.13%, 03/08/34 (a)	400,000	390,320
6.50%, 02/07/35 (a)	200,000	199,954
General Motors Co.
4.20%, 10/01/27 (a)	150,000	147,756
6.80%, 10/01/27 (a)	200,000	208,860
5.00%, 10/01/28 (a)	150,000	150,560
5.40%, 10/15/29 (a)	200,000	202,060
5.60%, 10/15/32 (a)	200,000	201,910
5.00%, 04/01/35	175,000	165,259
6.60%, 04/01/36 (a)	200,000	212,238
5.15%, 04/01/38 (a)	175,000	162,858
6.25%, 10/02/43	250,000	248,682
5.20%, 04/01/45	250,000	218,265
6.75%, 04/01/46 (a)	125,000	130,589
5.40%, 04/01/48 (a)	150,000	133,149
5.95%, 04/01/49 (a)	200,000	190,750
General Motors Financial Co., Inc.
5.25%, 03/01/26 (a)	250,000	250,835
5.40%, 04/06/26	250,000	251,570
1.50%, 06/10/26 (a)	250,000	239,927
4.00%, 10/06/26 (a)	100,000	98,815
4.35%, 01/17/27 (a)	200,000	198,258
2.35%, 02/26/27 (a)	150,000	143,162
5.00%, 04/09/27 (a)	300,000	300,942
5.40%, 05/08/27	250,000	252,870
5.35%, 07/15/27	175,000	176,977
2.70%, 08/20/27 (a)	200,000	190,130
3.85%, 01/05/28 (a)	150,000	146,039
6.00%, 01/09/28 (a)	200,000	205,932
2.40%, 04/10/28 (a)	175,000	162,458
5.80%, 06/23/28 (a)	300,000	307,587
2.40%, 10/15/28 (a)	250,000	228,837
5.80%, 01/07/29 (a)	250,000	256,235
5.65%, 01/17/29 (a)	100,000	102,171
4.30%, 04/06/29 (a)	250,000	242,345
5.55%, 07/15/29 (a)	200,000	203,036
4.90%, 10/06/29 (a)	200,000	197,654
5.35%, 01/07/30 (a)	200,000	200,844
5.85%, 04/06/30 (a)	200,000	205,142
3.60%, 06/21/30 (a)	200,000	184,798
2.35%, 01/08/31 (a)	200,000	170,344
5.75%, 02/08/31 (a)	200,000	203,380
2.70%, 06/10/31 (a)	200,000	171,636
5.60%, 06/18/31 (a)	150,000	151,692
3.10%, 01/12/32 (a)	250,000	216,375
6.40%, 01/09/33 (a)	200,000	209,274
6.10%, 01/07/34 (a)	250,000	255,447
5.95%, 04/04/34 (a)	200,000	202,470
5.45%, 09/06/34 (a)	150,000	146,835
5.90%, 01/07/35 (a)	200,000	201,700
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	79,295
4.95%, 08/15/29 (a)	150,000	150,365
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.88%, 11/01/30 (a)	125,000	106,195
2.75%, 02/01/32 (a)	150,000	129,210
6.88%, 11/01/33 (a)	25,000	27,932
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26 (a)	150,000	150,600
5.75%, 06/01/28 (a)	100,000	102,004
5.30%, 01/15/29 (a)	100,000	100,459
4.00%, 01/15/30 (a)	100,000	94,857
4.00%, 01/15/31 (a)	200,000	186,856
3.25%, 01/15/32 (a)	100,000	87,309
6.75%, 12/01/33 (a)	75,000	80,610
5.63%, 09/15/34 (a)	150,000	149,907
6.25%, 09/15/54 (a)	75,000	76,509
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	75,000	63,205
Home Depot, Inc.
3.00%, 04/01/26 (a)	150,000	148,109
5.15%, 06/25/26	250,000	252,945
2.13%, 09/15/26 (a)	200,000	193,788
4.95%, 09/30/26 (a)	150,000	151,585
2.50%, 04/15/27 (a)	200,000	192,834
2.88%, 04/15/27 (a)	150,000	145,928
4.88%, 06/25/27 (a)	150,000	151,857
2.80%, 09/14/27 (a)	150,000	144,780
0.90%, 03/15/28 (a)	75,000	68,026
1.50%, 09/15/28 (a)	150,000	136,245
3.90%, 12/06/28 (a)	300,000	295,188
4.90%, 04/15/29 (a)	150,000	152,695
2.95%, 06/15/29 (a)	350,000	329,336
4.75%, 06/25/29 (a)	200,000	202,160
2.70%, 04/15/30 (a)	275,000	251,465
1.38%, 03/15/31 (a)	250,000	207,452
4.85%, 06/25/31 (a)	225,000	227,725
1.88%, 09/15/31 (a)	250,000	211,075
3.25%, 04/15/32 (a)	250,000	227,720
4.50%, 09/15/32 (a)	200,000	197,880
4.95%, 06/25/34 (a)	300,000	301,866
5.88%, 12/16/36	580,000	623,425
3.30%, 04/15/40 (a)	200,000	160,288
5.40%, 09/15/40 (a)	100,000	102,209
5.95%, 04/01/41 (a)	200,000	214,496
4.20%, 04/01/43 (a)	205,000	178,040
4.88%, 02/15/44 (a)	195,000	183,922
4.40%, 03/15/45 (a)	150,000	132,342
4.25%, 04/01/46 (a)	250,000	214,617
3.90%, 06/15/47 (a)	200,000	161,378
4.50%, 12/06/48 (a)	300,000	264,348
3.13%, 12/15/49 (a)	200,000	139,058
3.35%, 04/15/50 (a)	250,000	180,662
2.38%, 03/15/51 (a)	250,000	146,755
2.75%, 09/15/51 (a)	150,000	94,985
3.63%, 04/15/52 (a)	300,000	226,080
4.95%, 09/15/52 (a)	225,000	211,653
5.30%, 06/25/54 (a)	250,000	246,960
3.50%, 09/15/56 (a)	200,000	143,718
5.40%, 06/25/64 (a)	150,000	148,613
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	200,000	192,720
2.97%, 03/10/32 (a)	150,000	132,957
Hyatt Hotels Corp.
5.75%, 01/30/27 (a)	100,000	101,796
4.38%, 09/15/28 (a)	150,000	147,911
5.25%, 06/30/29 (a)	100,000	101,114
5.75%, 04/23/30 (a)(e)	100,000	102,927
5.38%, 12/15/31 (a)	100,000	100,872
5.50%, 06/30/34 (a)	100,000	99,678
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JD.com, Inc.
3.38%, 01/14/30 (a)(c)	200,000	189,406
4.13%, 01/14/50 (a)	200,000	166,708
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	100,000	106,872
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	200,000	195,750
5.90%, 06/01/27 (a)	150,000	152,898
3.90%, 08/08/29 (a)	150,000	141,791
6.00%, 08/15/29 (a)	100,000	102,669
6.20%, 08/15/34 (a)	100,000	102,551
Lear Corp.
3.80%, 09/15/27 (a)	50,000	48,937
4.25%, 05/15/29 (a)	50,000	48,612
3.50%, 05/30/30 (a)	50,000	46,509
2.60%, 01/15/32 (a)	100,000	84,854
5.25%, 05/15/49 (a)	100,000	88,624
3.55%, 01/15/52 (a)	100,000	67,640
Lennar Corp.
4.75%, 11/29/27 (a)	250,000	250,535
LKQ Corp.
5.75%, 06/15/28 (a)	150,000	154,108
6.25%, 06/15/33 (a)	150,000	157,287
Lowe's Cos., Inc.
4.80%, 04/01/26 (a)	200,000	200,814
2.50%, 04/15/26 (a)	275,000	269,263
3.35%, 04/01/27 (a)	200,000	195,592
3.10%, 05/03/27 (a)	250,000	242,977
1.30%, 04/15/28 (a)	250,000	226,765
1.70%, 09/15/28 (a)	100,000	90,868
6.50%, 03/15/29	75,000	80,597
3.65%, 04/05/29 (a)	300,000	289,410
4.50%, 04/15/30 (a)	200,000	198,694
1.70%, 10/15/30 (a)	250,000	213,142
2.63%, 04/01/31 (a)	250,000	221,890
3.75%, 04/01/32 (a)	300,000	279,486
5.00%, 04/15/33 (a)	200,000	200,482
5.15%, 07/01/33 (a)	150,000	151,954
5.50%, 10/15/35	75,000	77,676
5.00%, 04/15/40 (a)	100,000	95,663
2.80%, 09/15/41 (a)	200,000	141,556
4.65%, 04/15/42 (a)	95,000	85,928
4.38%, 09/15/45 (a)	100,000	85,715
3.70%, 04/15/46 (a)	225,000	172,080
4.05%, 05/03/47 (a)	250,000	200,490
4.55%, 04/05/49 (a)	100,000	85,313
5.13%, 04/15/50 (a)	100,000	93,166
3.00%, 10/15/50 (a)	300,000	193,422
3.50%, 04/01/51 (a)	50,000	35,486
4.25%, 04/01/52 (a)	300,000	241,779
5.63%, 04/15/53 (a)	300,000	297,330
5.75%, 07/01/53 (a)	75,000	75,706
4.45%, 04/01/62 (a)	250,000	200,602
5.80%, 09/15/62 (a)	200,000	200,812
5.85%, 04/01/63 (a)	100,000	101,025
Magna International, Inc.
2.45%, 06/15/30 (a)	200,000	178,062
5.50%, 03/21/33 (a)	100,000	102,381
Marriott International, Inc.
3.13%, 06/15/26 (a)	150,000	147,332
5.45%, 09/15/26 (a)	100,000	101,245
5.00%, 10/15/27 (a)	150,000	151,693
4.00%, 04/15/28 (a)	100,000	98,307
5.55%, 10/15/28 (a)	125,000	128,646
4.90%, 04/15/29 (a)	150,000	151,318
4.88%, 05/15/29 (a)	100,000	100,644
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 03/15/30 (a)	100,000	100,004
4.63%, 06/15/30 (a)	200,000	198,752
2.85%, 04/15/31 (a)	200,000	178,064
3.50%, 10/15/32 (a)	350,000	314,296
2.75%, 10/15/33 (a)	100,000	83,807
5.30%, 05/15/34 (a)	200,000	201,498
5.35%, 03/15/35 (a)	175,000	175,453
5.50%, 04/15/37 (a)	275,000	276,042
McDonald's Corp.
3.50%, 03/01/27 (a)	200,000	196,606
3.50%, 07/01/27 (a)	200,000	196,098
3.80%, 04/01/28 (a)	250,000	245,305
4.80%, 08/14/28 (a)	100,000	101,113
5.00%, 05/17/29 (a)	150,000	152,685
2.63%, 09/01/29 (a)	100,000	92,638
2.13%, 03/01/30 (a)	150,000	133,644
3.60%, 07/01/30 (a)	150,000	142,979
4.60%, 09/09/32 (a)	150,000	149,043
4.95%, 08/14/33 (a)	125,000	126,475
5.20%, 05/17/34 (a)	150,000	154,333
4.70%, 12/09/35 (a)	100,000	97,509
6.30%, 10/15/37	200,000	220,106
6.30%, 03/01/38	100,000	110,188
5.70%, 02/01/39	75,000	78,621
4.88%, 07/15/40	100,000	94,921
3.70%, 02/15/42	100,000	80,826
3.63%, 05/01/43	75,000	59,445
4.60%, 05/26/45 (a)	100,000	89,416
4.88%, 12/09/45 (a)	320,000	295,082
4.45%, 03/01/47 (a)	175,000	151,606
4.45%, 09/01/48 (a)	200,000	172,176
3.63%, 09/01/49 (a)	350,000	262,517
4.20%, 04/01/50 (a)	100,000	81,850
5.15%, 09/09/52 (a)	150,000	142,092
5.45%, 08/14/53 (a)	150,000	148,605
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	100,000	95,094
2.50%, 01/15/31 (a)	150,000	131,553
6.00%, 01/15/43 (a)	75,000	75,909
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	250,000	296,040
Meritage Homes Corp.
5.13%, 06/06/27 (a)	75,000	75,255
Nature Conservancy
3.96%, 03/01/52 (a)	75,000	62,329
NIKE, Inc.
2.38%, 11/01/26 (a)	100,000	97,131
2.75%, 03/27/27 (a)	200,000	194,134
2.85%, 03/27/30 (a)	350,000	324,166
3.25%, 03/27/40 (a)	300,000	241,152
3.88%, 11/01/45 (a)	150,000	123,135
3.38%, 11/01/46 (a)	230,000	172,157
3.38%, 03/27/50 (a)	200,000	146,452
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	182,226
O'Reilly Automotive, Inc.
5.75%, 11/20/26 (a)	150,000	152,928
3.60%, 09/01/27 (a)	150,000	146,708
4.35%, 06/01/28 (a)	200,000	198,608
4.20%, 04/01/30 (a)	100,000	97,649
1.75%, 03/15/31 (a)	150,000	125,835
4.70%, 06/15/32 (a)	150,000	147,384
5.00%, 08/19/34 (a)	75,000	74,313
PACCAR Financial Corp.
1.10%, 05/11/26	75,000	72,296
5.20%, 11/09/26	100,000	101,675
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 11/25/26	150,000	150,772
2.00%, 02/04/27	100,000	95,998
5.00%, 05/13/27	100,000	101,571
4.45%, 08/06/27	200,000	200,940
4.55%, 03/03/28	100,000	100,717
4.60%, 01/31/29	150,000	151,329
4.00%, 09/26/29	100,000	98,295
5.00%, 03/22/34	100,000	101,833
PulteGroup, Inc.
7.88%, 06/15/32	200,000	231,104
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	138,327
Rockefeller Foundation
2.49%, 10/01/50 (a)	150,000	94,707
Rollins, Inc.
5.25%, 02/24/35 (a)(d)	95,000	95,849
Ross Stores, Inc.
0.88%, 04/15/26 (a)	150,000	144,171
Sands China Ltd.
2.30%, 03/08/27 (a)(e)	200,000	189,074
5.40%, 08/08/28 (a)(e)	300,000	301,401
2.85%, 03/08/29 (a)(e)	200,000	181,390
4.38%, 06/18/30 (a)(e)	200,000	189,866
Starbucks Corp.
2.45%, 06/15/26 (a)	150,000	146,411
4.85%, 02/08/27 (a)	200,000	201,672
2.00%, 03/12/27 (a)	100,000	95,363
3.50%, 03/01/28 (a)	150,000	146,337
4.00%, 11/15/28 (a)	150,000	147,593
3.55%, 08/15/29 (a)	200,000	192,378
2.25%, 03/12/30 (a)	100,000	89,292
2.55%, 11/15/30 (a)	195,000	174,348
4.90%, 02/15/31 (a)	100,000	101,325
3.00%, 02/14/32 (a)	200,000	178,784
4.80%, 02/15/33 (a)	100,000	99,911
5.00%, 02/15/34 (a)	100,000	100,234
4.30%, 06/15/45 (a)	75,000	63,437
3.75%, 12/01/47 (a)	150,000	113,810
4.50%, 11/15/48 (a)	150,000	128,858
4.45%, 08/15/49 (a)	150,000	127,271
3.35%, 03/12/50 (a)	100,000	69,506
3.50%, 11/15/50 (a)	200,000	143,340
Tapestry, Inc.
4.13%, 07/15/27 (a)	100,000	98,584
5.10%, 03/11/30 (a)	150,000	150,650
3.05%, 03/15/32 (a)	75,000	65,478
5.50%, 03/11/35 (a)	150,000	149,951
Target Corp.
2.50%, 04/15/26	200,000	196,374
1.95%, 01/15/27 (a)	150,000	143,945
3.38%, 04/15/29 (a)	150,000	144,131
2.35%, 02/15/30 (a)	250,000	226,005
2.65%, 09/15/30 (a)	150,000	136,401
4.50%, 09/15/32 (a)	200,000	196,882
4.40%, 01/15/33 (a)	100,000	97,488
4.50%, 09/15/34 (a)	150,000	145,445
6.50%, 10/15/37	100,000	113,112
7.00%, 01/15/38	100,000	117,737
4.00%, 07/01/42	75,000	64,634
3.63%, 04/15/46	100,000	78,144
3.90%, 11/15/47 (a)	300,000	243,402
4.80%, 01/15/53 (a)	200,000	184,538
TJX Cos., Inc.
2.25%, 09/15/26 (a)	200,000	194,156
1.15%, 05/15/28 (a)	150,000	135,902
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 04/15/30 (a)	100,000	96,888
1.60%, 05/15/31 (a)	100,000	84,109
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	100,000	100,186
4.35%, 02/15/28 (a)	200,000	197,676
Toyota Motor Corp.
1.34%, 03/25/26 (a)	200,000	193,820
5.28%, 07/13/26 (a)	150,000	151,999
5.12%, 07/13/28 (a)	100,000	102,411
3.67%, 07/20/28	150,000	147,831
2.76%, 07/02/29	150,000	140,832
2.36%, 03/25/31 (a)	100,000	88,667
5.12%, 07/13/33 (a)	100,000	102,840
Toyota Motor Credit Corp.
5.20%, 05/15/26	150,000	151,687
4.45%, 05/18/26	300,000	300,717
1.13%, 06/18/26	250,000	240,330
4.55%, 08/07/26	150,000	150,615
5.00%, 08/14/26	150,000	151,515
5.40%, 11/20/26	200,000	203,596
4.60%, 01/08/27	100,000	100,650
3.20%, 01/11/27	150,000	147,185
1.90%, 01/13/27	150,000	143,598
5.00%, 03/19/27	150,000	151,968
3.05%, 03/22/27	300,000	292,581
1.15%, 08/13/27	100,000	92,834
4.55%, 09/20/27	200,000	201,240
4.35%, 10/08/27	200,000	200,248
5.45%, 11/10/27	100,000	102,780
4.63%, 01/12/28	150,000	151,270
1.90%, 04/06/28	150,000	139,511
5.25%, 09/11/28	100,000	102,554
4.65%, 01/05/29	160,000	161,264
3.65%, 01/08/29	150,000	145,656
5.05%, 05/16/29	150,000	152,881
4.45%, 06/29/29	200,000	199,690
4.55%, 08/09/29	175,000	175,166
4.95%, 01/09/30	100,000	101,848
2.15%, 02/13/30	100,000	89,305
3.38%, 04/01/30	200,000	189,184
4.55%, 05/17/30	150,000	149,901
5.55%, 11/20/30	200,000	209,036
1.65%, 01/10/31	100,000	84,847
5.10%, 03/21/31	100,000	101,907
1.90%, 09/12/31	100,000	84,361
4.60%, 10/10/31	150,000	148,730
2.40%, 01/13/32	75,000	64,624
4.70%, 01/12/33	100,000	99,200
4.80%, 01/05/34	100,000	99,370
5.35%, 01/09/35	150,000	153,382
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	106,425
5.25%, 05/15/33 (a)	150,000	152,238
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	225,000	221,382
4.80%, 09/15/34 (a)	275,000	268,788
5.35%, 09/15/54 (a)	200,000	191,650
VICI Properties LP
4.75%, 02/15/28 (a)	250,000	250,487
4.95%, 02/15/30 (a)	200,000	199,096
5.13%, 11/15/31 (a)	150,000	149,130
5.13%, 05/15/32 (a)	200,000	197,560
5.75%, 04/01/34 (a)	100,000	102,104
5.63%, 05/15/52 (a)	150,000	142,754
6.13%, 04/01/54 (a)	100,000	102,571
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Walmart, Inc.
4.00%, 04/15/26 (a)	150,000	149,879
3.05%, 07/08/26 (a)	200,000	197,232
1.05%, 09/17/26 (a)	200,000	190,704
5.88%, 04/05/27	75,000	78,068
3.95%, 09/09/27 (a)	200,000	199,198
3.90%, 04/15/28 (a)	125,000	124,225
3.70%, 06/26/28 (a)	300,000	296,031
1.50%, 09/22/28 (a)	200,000	182,318
3.25%, 07/08/29 (a)	150,000	144,255
2.38%, 09/24/29 (a)	100,000	92,723
7.55%, 02/15/30	100,000	114,629
4.00%, 04/15/30 (a)	100,000	99,074
1.80%, 09/22/31 (a)	350,000	299,628
4.15%, 09/09/32 (a)	200,000	196,020
4.10%, 04/15/33 (a)	250,000	243,070
5.25%, 09/01/35	250,000	263,600
6.50%, 08/15/37	150,000	173,760
6.20%, 04/15/38	175,000	197,979
3.95%, 06/28/38 (a)	100,000	91,798
5.63%, 04/01/40	100,000	107,571
5.00%, 10/25/40	150,000	151,656
5.63%, 04/15/41	100,000	107,050
2.50%, 09/22/41 (a)	200,000	143,072
4.30%, 04/22/44 (a)	100,000	90,898
3.63%, 12/15/47 (a)	50,000	39,577
4.05%, 06/29/48 (a)	350,000	296,544
2.95%, 09/24/49 (a)	150,000	104,292
2.65%, 09/22/51 (a)	250,000	160,775
4.50%, 09/09/52 (a)	200,000	181,014
4.50%, 04/15/53 (a)	250,000	226,137
		91,904,342
Consumer Non-Cyclical 3.7%
Abbott Laboratories
3.75%, 11/30/26 (a)	400,000	397,064
1.15%, 01/30/28 (a)	50,000	46,032
1.40%, 06/30/30 (a)	150,000	129,251
4.75%, 11/30/36 (a)	350,000	347,487
6.15%, 11/30/37	150,000	167,560
6.00%, 04/01/39	100,000	110,879
5.30%, 05/27/40	100,000	103,721
4.75%, 04/15/43 (a)	150,000	144,711
4.90%, 11/30/46 (a)	576,000	553,542
AbbVie, Inc.
3.20%, 05/14/26 (a)	350,000	345,261
2.95%, 11/21/26 (a)	800,000	781,856
4.80%, 03/15/27 (a)	400,000	403,360
4.65%, 03/15/28 (a)	225,000	226,433
4.25%, 11/14/28 (a)	300,000	298,689
4.80%, 03/15/29 (a)	450,000	454,860
3.20%, 11/21/29 (a)	1,000,000	942,280
4.88%, 03/15/30 (a)	175,000	177,187
4.95%, 03/15/31 (a)	350,000	355,729
5.05%, 03/15/34 (a)	525,000	530,649
4.55%, 03/15/35 (a)	350,000	339,433
5.20%, 03/15/35 (a)	175,000	178,731
4.50%, 05/14/35 (a)	500,000	481,820
4.30%, 05/14/36 (a)	175,000	164,640
4.05%, 11/21/39 (a)	800,000	709,912
4.63%, 10/01/42 (a)	100,000	92,909
4.40%, 11/06/42	525,000	472,048
5.35%, 03/15/44 (a)	150,000	151,279
4.85%, 06/15/44 (a)	200,000	188,494
4.75%, 03/15/45 (a)	161,000	149,577
4.70%, 05/14/45 (a)	550,000	505,296
4.45%, 05/14/46 (a)	350,000	310,019
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 11/14/48 (a)	300,000	279,843
4.25%, 11/21/49 (a)	1,100,000	934,131
5.40%, 03/15/54 (a)	550,000	554,163
5.60%, 03/15/55 (a)	150,000	155,590
5.50%, 03/15/64 (a)	275,000	276,444
Adventist Health System
5.43%, 03/01/32 (a)	75,000	76,545
5.76%, 12/01/34 (a)	150,000	154,468
3.63%, 03/01/49 (a)	100,000	73,445
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	49,069
4.27%, 08/15/48 (a)	150,000	129,933
3.39%, 10/15/49 (a)	100,000	74,245
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	100,000	97,832
4.20%, 09/09/27 (a)	100,000	99,329
2.75%, 09/15/29 (a)	100,000	92,273
2.10%, 06/04/30 (a)	100,000	87,803
2.30%, 03/12/31 (a)	100,000	86,852
4.75%, 09/09/34 (a)	100,000	97,525
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	81,455
AHS Hospital Corp.
5.02%, 07/01/45	50,000	48,618
2.78%, 07/01/51 (a)	100,000	64,696
Allina Health System
3.89%, 04/15/49 (a)	100,000	78,980
Altria Group, Inc.
2.63%, 09/16/26 (a)	100,000	97,237
4.88%, 02/04/28 (a)	95,000	95,769
6.20%, 11/01/28 (a)	100,000	104,965
4.80%, 02/14/29 (a)	400,000	400,992
3.40%, 05/06/30 (a)	150,000	139,760
2.45%, 02/04/32 (a)	300,000	252,939
6.88%, 11/01/33 (a)	100,000	110,830
5.63%, 02/06/35 (a)	95,000	96,674
5.80%, 02/14/39 (a)	375,000	379,800
3.40%, 02/04/41 (a)	275,000	204,713
4.25%, 08/09/42	200,000	162,768
4.50%, 05/02/43	100,000	84,058
5.38%, 01/31/44	295,000	285,380
3.88%, 09/16/46 (a)	275,000	205,103
5.95%, 02/14/49 (a)	500,000	501,980
4.45%, 05/06/50 (a)	100,000	79,934
3.70%, 02/04/51 (a)	250,000	176,220
4.00%, 02/04/61 (a)	200,000	143,798
Amgen, Inc.
5.51%, 03/02/26 (a)	300,000	300,150
2.60%, 08/19/26 (a)	280,000	272,840
2.20%, 02/21/27 (a)	300,000	287,307
3.20%, 11/02/27 (a)	150,000	145,238
5.15%, 03/02/28 (a)	700,000	711,571
1.65%, 08/15/28 (a)	200,000	182,142
3.00%, 02/22/29 (a)	150,000	141,668
4.05%, 08/18/29 (a)	200,000	194,988
2.45%, 02/21/30 (a)	200,000	180,244
5.25%, 03/02/30 (a)	500,000	511,430
2.30%, 02/25/31 (a)	175,000	152,619
2.00%, 01/15/32 (a)	200,000	167,096
3.35%, 02/22/32 (a)	200,000	182,086
4.20%, 03/01/33 (a)	200,000	189,702
5.25%, 03/02/33 (a)	800,000	812,576
6.38%, 06/01/37	100,000	110,351
6.40%, 02/01/39	50,000	54,604
3.15%, 02/21/40 (a)	350,000	271,124
5.75%, 03/15/40	75,000	77,174
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 08/15/41 (a)	200,000	145,356
4.95%, 10/01/41	100,000	93,779
5.15%, 11/15/41 (a)	100,000	95,693
5.65%, 06/15/42 (a)	75,000	76,215
5.60%, 03/02/43 (a)	500,000	504,070
4.40%, 05/01/45 (a)	375,000	323,025
4.56%, 06/15/48 (a)	250,000	216,595
3.38%, 02/21/50 (a)	400,000	287,888
4.66%, 06/15/51 (a)	625,000	546,437
3.00%, 01/15/52 (a)	150,000	99,540
4.20%, 02/22/52 (a)	200,000	161,138
4.88%, 03/01/53 (a)	200,000	179,534
5.65%, 03/02/53 (a)	800,000	803,872
2.77%, 09/01/53 (a)	219,000	133,660
4.40%, 02/22/62 (a)	275,000	223,481
5.75%, 03/02/63 (a)	550,000	551,826
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	1,055,000	1,023,783
4.90%, 02/01/46 (a)	1,700,000	1,591,999
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	150,000	145,287
4.63%, 02/01/44	200,000	183,350
4.90%, 02/01/46 (a)	200,000	186,654
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	250,000	247,792
4.75%, 01/23/29 (a)	800,000	807,528
3.50%, 06/01/30 (a)	300,000	285,393
4.90%, 01/23/31 (a)	100,000	101,687
5.00%, 06/15/34 (a)	200,000	201,636
5.88%, 06/15/35	75,000	80,759
4.38%, 04/15/38 (a)	150,000	139,262
8.20%, 01/15/39	250,000	321,145
5.45%, 01/23/39 (a)	400,000	409,816
8.00%, 11/15/39	150,000	190,872
4.95%, 01/15/42	300,000	286,659
4.60%, 04/15/48 (a)	150,000	136,028
4.44%, 10/06/48 (a)	350,000	304,570
5.55%, 01/23/49 (a)	800,000	814,472
4.75%, 04/15/58 (a)	150,000	134,448
5.80%, 01/23/59 (a)	350,000	368,424
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	200,000	194,832
3.25%, 03/27/30 (a)	200,000	187,882
2.90%, 03/01/32 (a)	250,000	221,200
4.50%, 08/15/33 (a)	100,000	96,947
5.38%, 09/15/35	100,000	103,792
4.54%, 03/26/42	100,000	91,598
3.75%, 09/15/47 (a)	50,000	39,063
4.50%, 03/15/49 (a)	100,000	86,836
2.70%, 09/15/51 (a)	100,000	62,252
Ascension Health
2.53%, 11/15/29 (a)	150,000	137,642
3.11%, 11/15/39 (a)	100,000	79,557
3.95%, 11/15/46	150,000	126,108
4.85%, 11/15/53	100,000	93,944
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	250,000	241,030
4.80%, 02/26/27 (a)	300,000	303,090
4.88%, 03/03/28 (a)	200,000	203,092
1.75%, 05/28/28 (a)	250,000	230,467
4.85%, 02/26/29 (a)	200,000	202,724
4.90%, 03/03/30 (a)	150,000	152,613
4.90%, 02/26/31 (a)	200,000	203,478
2.25%, 05/28/31 (a)	150,000	130,950
4.88%, 03/03/33 (a)	150,000	151,158
5.00%, 02/26/34 (a)	300,000	303,894
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AstraZeneca PLC
0.70%, 04/08/26 (a)	200,000	192,414
3.13%, 06/12/27 (a)	100,000	97,601
4.00%, 01/17/29 (a)	150,000	147,963
1.38%, 08/06/30 (a)	250,000	212,232
6.45%, 09/15/37	530,000	596,499
4.00%, 09/18/42	125,000	107,438
4.38%, 11/16/45	100,000	88,498
4.38%, 08/17/48 (a)	150,000	131,529
2.13%, 08/06/50 (a)	50,000	28,417
3.00%, 05/28/51 (a)	200,000	136,666
Banner Health
2.34%, 01/01/30 (a)	100,000	90,506
1.90%, 01/01/31 (a)	100,000	86,109
3.18%, 01/01/50 (a)	100,000	70,828
Baptist Health South Florida Foundation, Inc.
3.12%, 11/15/71 (a)	50,000	30,874
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	108,303
BAT Capital Corp.
3.22%, 09/06/26 (a)	200,000	195,960
4.70%, 04/02/27 (a)	150,000	150,205
3.56%, 08/15/27 (a)	400,000	390,320
2.26%, 03/25/28 (a)	275,000	256,385
3.46%, 09/06/29 (a)	100,000	94,761
4.91%, 04/02/30 (a)	175,000	175,511
6.34%, 08/02/30 (a)	200,000	213,584
5.83%, 02/20/31 (a)	150,000	156,250
2.73%, 03/25/31 (a)	250,000	220,975
4.74%, 03/16/32 (a)	175,000	171,379
7.75%, 10/19/32 (a)	100,000	115,194
6.42%, 08/02/33 (a)	250,000	268,597
6.00%, 02/20/34 (a)	175,000	183,178
4.39%, 08/15/37 (a)	450,000	399,123
3.73%, 09/25/40 (a)	75,000	58,831
7.08%, 08/02/43 (a)	150,000	166,228
4.54%, 08/15/47 (a)	375,000	306,885
4.76%, 09/06/49 (a)	225,000	188,746
5.28%, 04/02/50 (a)	100,000	90,336
3.98%, 09/25/50 (a)	75,000	55,154
5.65%, 03/16/52 (a)	125,000	118,489
7.08%, 08/02/53 (a)	200,000	226,332
BAT International Finance PLC
1.67%, 03/25/26 (a)	250,000	242,372
4.45%, 03/16/28 (a)	200,000	198,724
5.93%, 02/02/29 (a)	200,000	208,192
Baxalta, Inc.
5.25%, 06/23/45 (a)	99,000	95,233
Baxter International, Inc.
2.60%, 08/15/26 (a)	129,000	125,476
1.92%, 02/01/27 (a)	300,000	285,495
2.27%, 12/01/28 (a)	250,000	229,492
3.95%, 04/01/30 (a)	100,000	96,741
1.73%, 04/01/31 (a)	150,000	125,298
2.54%, 02/01/32 (a)	250,000	214,735
3.50%, 08/15/46 (a)	85,000	61,973
3.13%, 12/01/51 (a)	125,000	82,136
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	100,000	80,310
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	86,136
4.19%, 11/15/45 (a)	100,000	86,550
2.84%, 11/15/50 (a)	200,000	132,450
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	298,000	292,749
4.69%, 02/13/28 (a)	150,000	150,679
4.87%, 02/08/29 (a)	100,000	100,666
5.08%, 06/07/29 (a)	100,000	101,579
2.82%, 05/20/30 (a)	150,000	136,659
1.96%, 02/11/31 (a)	200,000	170,794
4.30%, 08/22/32 (a)	100,000	95,959
5.11%, 02/08/34 (a)	100,000	100,140
4.69%, 12/15/44 (a)	250,000	222,577
4.67%, 06/06/47 (a)	200,000	176,226
3.79%, 05/20/50 (a)	150,000	115,071
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	50,000	32,949
Biogen, Inc.
2.25%, 05/01/30 (a)	300,000	264,402
5.20%, 09/15/45 (a)	200,000	185,174
3.15%, 05/01/50 (a)	300,000	194,730
3.25%, 02/15/51 (a)	167,000	110,354
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	97,259
3.70%, 03/15/32 (a)	150,000	136,335
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	100,000	95,072
2.10%, 06/01/31 (a)	100,000	85,778
3.21%, 06/01/50 (a)	100,000	69,619
Boston Scientific Corp.
2.65%, 06/01/30 (a)	150,000	136,649
6.50%, 11/15/35 (g)	100,000	112,596
4.55%, 03/01/39 (a)	150,000	141,582
7.38%, 01/15/40	75,000	91,604
4.70%, 03/01/49 (a)	150,000	137,135
Bristol-Myers Squibb Co.
3.20%, 06/15/26 (a)	350,000	345,362
4.90%, 02/22/27 (a)	200,000	202,278
3.25%, 02/27/27	75,000	73,606
1.13%, 11/13/27 (a)	150,000	138,242
3.90%, 02/20/28 (a)	300,000	296,865
4.90%, 02/22/29 (a)	300,000	304,605
3.40%, 07/26/29 (a)	450,000	430,524
1.45%, 11/13/30 (a)	250,000	211,662
5.75%, 02/01/31 (a)	150,000	158,479
5.10%, 02/22/31 (a)	225,000	230,249
2.95%, 03/15/32 (a)	350,000	312,084
5.90%, 11/15/33 (a)	200,000	213,838
5.20%, 02/22/34 (a)	500,000	509,855
4.13%, 06/15/39 (a)	425,000	378,930
2.35%, 11/13/40 (a)	150,000	103,848
3.55%, 03/15/42 (a)	250,000	199,585
3.25%, 08/01/42	100,000	76,237
5.50%, 02/22/44 (a)	100,000	101,159
4.50%, 03/01/44 (a)	75,000	67,478
4.63%, 05/15/44 (a)	150,000	136,433
5.00%, 08/15/45 (a)	100,000	95,170
4.35%, 11/15/47 (a)	250,000	213,742
4.55%, 02/20/48 (a)	250,000	219,847
4.25%, 10/26/49 (a)	650,000	542,919
2.55%, 11/13/50 (a)	275,000	165,641
3.70%, 03/15/52 (a)	350,000	263,879
6.25%, 11/15/53 (a)	200,000	219,730
5.55%, 02/22/54 (a)	500,000	502,700
3.90%, 03/15/62 (a)	200,000	148,394
6.40%, 11/15/63 (a)	275,000	305,728
5.65%, 02/22/64 (a)	350,000	351,554
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brown-Forman Corp.
4.75%, 04/15/33 (a)	150,000	148,198
4.00%, 04/15/38 (a)	150,000	132,854
Brunswick Corp.
5.85%, 03/18/29 (a)	100,000	102,533
2.40%, 08/18/31 (a)	150,000	124,907
5.10%, 04/01/52 (a)	75,000	58,556
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (a)	150,000	147,240
3.75%, 09/25/27 (a)	150,000	147,158
4.10%, 01/07/28 (a)	75,000	74,128
4.20%, 09/17/29 (a)	150,000	147,183
2.75%, 05/14/31 (a)	150,000	133,340
4.65%, 09/17/34 (a)	150,000	144,942
Campbell's Co.
5.30%, 03/20/26	100,000	100,716
5.20%, 03/19/27	100,000	101,374
4.15%, 03/15/28 (a)	150,000	148,048
5.20%, 03/21/29 (a)	100,000	101,684
2.38%, 04/24/30 (a)	75,000	66,907
5.40%, 03/21/34 (a)	175,000	177,914
4.75%, 03/23/35 (a)	150,000	145,002
4.80%, 03/15/48 (a)	100,000	89,447
3.13%, 04/24/50 (a)	200,000	134,820
Cardinal Health, Inc.
4.70%, 11/15/26	150,000	150,493
3.41%, 06/15/27 (a)	250,000	243,947
5.13%, 02/15/29 (a)	125,000	126,745
5.00%, 11/15/29 (a)	125,000	125,999
5.45%, 02/15/34 (a)	100,000	101,900
5.35%, 11/15/34 (a)	150,000	151,245
4.50%, 11/15/44 (a)	100,000	86,143
4.90%, 09/15/45 (a)	80,000	72,434
4.37%, 06/15/47 (a)	100,000	83,827
5.75%, 11/15/54 (a)	150,000	150,930
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	50,000	35,283
Cencora, Inc.
3.45%, 12/15/27 (a)	100,000	97,044
4.63%, 12/15/27 (a)	75,000	75,133
4.85%, 12/15/29 (a)	100,000	100,535
2.80%, 05/15/30 (a)	100,000	91,227
2.70%, 03/15/31 (a)	200,000	177,692
5.13%, 02/15/34 (a)	100,000	100,111
5.15%, 02/15/35 (a)	150,000	149,751
4.25%, 03/01/45 (a)	100,000	84,354
4.30%, 12/15/47 (a)	100,000	84,114
Children's Health System of Texas
2.51%, 08/15/50 (a)	150,000	93,626
Children's Hospital
2.93%, 07/15/50 (a)	100,000	65,897
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	85,230
2.59%, 02/01/50 (a)	80,000	50,875
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	89,960
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	100,000	65,009
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	97,394
5.60%, 11/15/32 (a)	100,000	104,578
3.95%, 08/01/47 (a)	100,000	80,411
5.00%, 06/15/52 (a)	100,000	94,040
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cigna Group
1.25%, 03/15/26 (a)	200,000	193,376
3.40%, 03/01/27 (a)	142,000	139,132
3.05%, 10/15/27 (a)	145,000	140,157
4.38%, 10/15/28 (a)	735,000	729,517
5.00%, 05/15/29 (a)	200,000	202,582
2.40%, 03/15/30 (a)	250,000	223,892
2.38%, 03/15/31 (a)	250,000	217,645
5.13%, 05/15/31 (a)	250,000	253,465
5.40%, 03/15/33 (a)	150,000	153,204
5.25%, 02/15/34 (a)	225,000	226,876
4.80%, 08/15/38 (a)	405,000	380,388
3.20%, 03/15/40 (a)	150,000	114,623
6.13%, 11/15/41	100,000	104,620
4.80%, 07/15/46 (a)	270,000	237,694
3.88%, 10/15/47 (a)	145,000	110,110
4.90%, 12/15/48 (a)	550,000	486,326
3.40%, 03/15/50 (a)	200,000	137,522
3.40%, 03/15/51 (a)	250,000	170,652
5.60%, 02/15/54 (a)	325,000	314,688
City of Hope
5.62%, 11/15/43	100,000	100,249
Cleveland Clinic Foundation
4.86%, 01/01/14	50,000	44,697
Clorox Co.
3.10%, 10/01/27 (a)	150,000	145,070
3.90%, 05/15/28 (a)	100,000	98,232
4.60%, 05/01/32 (a)	200,000	197,144
Coca-Cola Co.
3.38%, 03/25/27	200,000	196,748
2.90%, 05/25/27	100,000	97,396
1.45%, 06/01/27	300,000	282,519
1.50%, 03/05/28	200,000	184,942
1.00%, 03/15/28	250,000	227,617
2.13%, 09/06/29	150,000	136,571
3.45%, 03/25/30	200,000	191,686
1.65%, 06/01/30	450,000	390,802
2.00%, 03/05/31	125,000	109,199
1.38%, 03/15/31	250,000	210,075
2.25%, 01/05/32	350,000	304,528
5.00%, 05/13/34 (a)	175,000	178,787
4.65%, 08/14/34 (a)	150,000	149,044
2.50%, 06/01/40	200,000	145,504
2.88%, 05/05/41	150,000	113,114
4.20%, 03/25/50	100,000	86,091
3.00%, 03/05/51	350,000	238,787
2.50%, 03/15/51	250,000	153,412
5.30%, 05/13/54 (a)	200,000	200,074
5.20%, 01/14/55 (a)	275,000	271,169
2.75%, 06/01/60	200,000	122,496
5.40%, 05/13/64 (a)	500,000	498,665
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	100,000	102,314
5.45%, 06/01/34 (a)	100,000	102,894
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	200,000	183,264
1.85%, 09/01/32 (a)	100,000	81,212
5.25%, 11/26/43	150,000	146,990
Colgate-Palmolive Co.
4.80%, 03/02/26	100,000	100,548
3.10%, 08/15/27 (a)	200,000	195,072
4.60%, 03/01/28 (a)	75,000	76,186
4.60%, 03/01/33 (a)	150,000	151,024
4.00%, 08/15/45	100,000	86,194
3.70%, 08/01/47 (a)	100,000	80,397
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CommonSpirit Health
6.07%, 11/01/27 (a)	100,000	103,481
3.35%, 10/01/29 (a)	150,000	141,356
2.78%, 10/01/30 (a)	150,000	134,780
5.21%, 12/01/31 (a)	150,000	152,260
5.32%, 12/01/34 (a)	125,000	126,416
4.35%, 11/01/42	150,000	129,612
3.82%, 10/01/49 (a)	150,000	116,061
4.19%, 10/01/49 (a)	100,000	81,420
3.91%, 10/01/50 (a)	100,000	76,720
6.46%, 11/01/52 (a)	100,000	111,752
5.55%, 12/01/54 (a)	150,000	148,698
Community Health Network, Inc.
3.10%, 05/01/50 (a)	50,000	33,451
Conagra Brands, Inc.
5.30%, 10/01/26	200,000	202,224
1.38%, 11/01/27 (a)	250,000	228,947
4.85%, 11/01/28 (a)	250,000	250,210
5.30%, 11/01/38 (a)	175,000	168,506
5.40%, 11/01/48 (a)	200,000	186,276
Conopco, Inc.
7.25%, 12/15/26	75,000	78,726
Constellation Brands, Inc.
3.70%, 12/06/26 (a)	100,000	98,644
3.50%, 05/09/27 (a)	100,000	97,875
4.35%, 05/09/27 (a)	100,000	99,528
3.60%, 02/15/28 (a)	150,000	145,748
4.65%, 11/15/28 (a)	100,000	99,837
4.80%, 01/15/29 (a)	100,000	100,271
3.15%, 08/01/29 (a)	150,000	140,111
2.88%, 05/01/30 (a)	200,000	181,900
2.25%, 08/01/31 (a)	150,000	127,329
4.75%, 05/09/32 (a)	150,000	147,117
4.90%, 05/01/33 (a)	150,000	147,171
4.50%, 05/09/47 (a)	75,000	63,443
4.10%, 02/15/48 (a)	100,000	79,471
5.25%, 11/15/48 (a)	75,000	70,062
3.75%, 05/01/50 (a)	150,000	111,323
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	50,000	37,490
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	72,722
CVS Health Corp.
2.88%, 06/01/26 (a)	300,000	293,448
3.00%, 08/15/26 (a)	100,000	97,800
3.63%, 04/01/27 (a)	150,000	146,993
6.25%, 06/01/27	75,000	77,416
1.30%, 08/21/27 (a)	400,000	367,712
4.30%, 03/25/28 (a)	945,000	930,948
5.00%, 01/30/29 (a)	200,000	200,926
5.40%, 06/01/29 (a)	200,000	203,668
3.25%, 08/15/29 (a)	300,000	280,068
5.13%, 02/21/30 (a)	250,000	251,080
3.75%, 04/01/30 (a)	300,000	283,092
1.75%, 08/21/30 (a)	250,000	211,330
5.25%, 01/30/31 (a)	200,000	201,536
1.88%, 02/28/31 (a)	250,000	208,440
5.55%, 06/01/31 (a)	150,000	153,291
2.13%, 09/15/31 (a)	200,000	166,438
5.25%, 02/21/33 (a)	300,000	297,477
5.30%, 06/01/33 (a)	200,000	198,656
5.70%, 06/01/34 (a)	200,000	204,238
4.88%, 07/20/35 (a)	100,000	94,538
4.78%, 03/25/38 (a)	900,000	816,705
6.13%, 09/15/39	150,000	154,077
4.13%, 04/01/40 (a)	200,000	163,988
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 08/21/40 (a)	75,000	51,545
5.30%, 12/05/43 (a)	100,000	91,468
6.00%, 06/01/44 (a)	150,000	148,837
5.13%, 07/20/45 (a)	700,000	619,122
5.05%, 03/25/48 (a)	1,500,000	1,302,060
4.25%, 04/01/50 (a)	100,000	76,663
5.63%, 02/21/53 (a)	250,000	232,650
5.88%, 06/01/53 (a)	250,000	240,895
6.05%, 06/01/54 (a)	175,000	173,096
6.00%, 06/01/63 (a)	175,000	168,338
Danaher Corp.
4.38%, 09/15/45 (a)	100,000	88,318
2.60%, 10/01/50 (a)	200,000	124,058
2.80%, 12/10/51 (a)	200,000	127,782
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	50,000	40,101
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	150,000	134,748
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	200,000	183,632
3.25%, 11/15/39 (a)	150,000	120,146
3.40%, 11/15/49 (a)	150,000	109,857
Diageo Capital PLC
5.38%, 10/05/26 (a)	200,000	202,994
3.88%, 05/18/28 (a)	200,000	196,988
2.38%, 10/24/29 (a)	200,000	182,330
2.00%, 04/29/30 (a)	250,000	220,360
2.13%, 04/29/32 (a)	200,000	167,918
5.50%, 01/24/33 (a)	200,000	207,342
5.63%, 10/05/33 (a)	200,000	209,322
3.88%, 04/29/43 (a)	100,000	82,344
Diageo Investment Corp.
4.25%, 05/11/42	150,000	131,189
Dignity Health
4.50%, 11/01/42	50,000	44,109
5.27%, 11/01/64	50,000	46,823
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	150,000	123,470
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	99,056
Eli Lilly & Co.
4.50%, 02/09/27 (a)	200,000	201,216
5.50%, 03/15/27	100,000	102,673
3.10%, 05/15/27 (a)	100,000	97,751
4.15%, 08/14/27 (a)	200,000	199,962
4.55%, 02/12/28 (a)	200,000	201,612
4.50%, 02/09/29 (a)	200,000	201,436
3.38%, 03/15/29 (a)	200,000	193,168
4.20%, 08/14/29 (a)	200,000	198,586
4.75%, 02/12/30 (a)	250,000	253,342
4.90%, 02/12/32 (a)	200,000	203,062
4.70%, 02/27/33 (a)	200,000	200,518
4.70%, 02/09/34 (a)	250,000	247,827
4.60%, 08/14/34 (a)	200,000	197,402
5.10%, 02/12/35 (a)	250,000	255,477
3.70%, 03/01/45 (a)	100,000	81,749
3.95%, 05/15/47 (a)	50,000	41,991
3.95%, 03/15/49 (a)	200,000	163,946
2.25%, 05/15/50 (a)	200,000	117,480
4.88%, 02/27/53 (a)	200,000	188,018
5.00%, 02/09/54 (a)	300,000	287,478
5.05%, 08/14/54 (a)	200,000	192,840
5.50%, 02/12/55 (a)	250,000	258,380
4.15%, 03/15/59 (a)	75,000	61,601
2.50%, 09/15/60 (a)	175,000	98,681
4.95%, 02/27/63 (a)	225,000	210,170
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.10%, 02/09/64 (a)	325,000	310,219
5.20%, 08/14/64 (a)	150,000	145,479
5.60%, 02/12/65 (a)	150,000	155,482
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	100,000	97,648
4.38%, 05/15/28 (a)	100,000	99,687
2.38%, 12/01/29 (a)	100,000	90,350
2.60%, 04/15/30 (a)	150,000	135,495
1.95%, 03/15/31 (a)	150,000	127,493
4.65%, 05/15/33 (a)	100,000	97,446
5.00%, 02/14/34 (a)	150,000	149,688
6.00%, 05/15/37	90,000	95,331
4.15%, 03/15/47 (a)	100,000	80,900
3.13%, 12/01/49 (a)	150,000	99,348
5.15%, 05/15/53 (a)	100,000	96,849
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	75,000	73,674
2.40%, 03/15/31 (a)	100,000	86,297
5.75%, 03/15/35 (a)	95,000	97,266
6.20%, 03/15/55 (a)	75,000	77,241
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (a)	300,000	224,946
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	39,267
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	300,000	307,998
4.80%, 08/14/29 (a)	200,000	200,464
5.86%, 03/15/30 (a)	400,000	418,188
5.91%, 11/22/32 (a)	300,000	317,568
6.38%, 11/22/52 (a)	200,000	222,542
General Mills, Inc.
4.70%, 01/30/27 (a)	100,000	100,376
3.20%, 02/10/27 (a)	200,000	195,340
4.20%, 04/17/28 (a)	250,000	247,547
5.50%, 10/17/28 (a)	100,000	103,051
4.88%, 01/30/30 (a)	150,000	150,667
2.88%, 04/15/30 (a)	150,000	137,271
2.25%, 10/14/31 (a)	100,000	85,484
4.95%, 03/29/33 (a)	200,000	199,078
5.25%, 01/30/35 (a)	125,000	126,028
5.40%, 06/15/40	75,000	74,761
4.15%, 02/15/43 (a)	75,000	63,338
4.70%, 04/17/48 (a)	75,000	66,697
3.00%, 02/01/51 (a)	150,000	98,927
Gilead Sciences, Inc.
3.65%, 03/01/26 (a)	500,000	496,165
2.95%, 03/01/27 (a)	200,000	194,548
1.20%, 10/01/27 (a)	150,000	138,167
4.80%, 11/15/29 (a)	150,000	151,302
1.65%, 10/01/30 (a)	200,000	170,700
5.25%, 10/15/33 (a)	200,000	204,924
5.10%, 06/15/35 (a)	150,000	151,509
4.60%, 09/01/35 (a)	200,000	193,964
4.00%, 09/01/36 (a)	100,000	90,836
2.60%, 10/01/40 (a)	200,000	144,734
5.65%, 12/01/41 (a)	224,000	230,621
4.80%, 04/01/44 (a)	300,000	277,968
4.50%, 02/01/45 (a)	350,000	310,737
4.75%, 03/01/46 (a)	470,000	430,534
4.15%, 03/01/47 (a)	300,000	250,992
2.80%, 10/01/50 (a)	250,000	160,747
5.55%, 10/15/53 (a)	175,000	178,139
5.50%, 11/15/54 (a)	225,000	227,612
5.60%, 11/15/64 (a)	150,000	151,917
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	200,000	191,928
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	400,000	394,524
5.38%, 04/15/34	100,000	104,393
6.38%, 05/15/38	463,000	516,199
4.20%, 03/18/43	100,000	87,852
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	144,262
2.88%, 09/01/50 (a)	100,000	66,088
4.50%, 07/01/57 (a)	50,000	43,428
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	400,000	391,392
3.38%, 03/24/29 (a)	250,000	238,252
3.63%, 03/24/32 (a)	400,000	368,704
4.00%, 03/24/52 (a)	250,000	198,075
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	54,658
Hasbro, Inc.
3.55%, 11/19/26 (a)	150,000	147,147
3.50%, 09/15/27 (a)	100,000	97,109
3.90%, 11/19/29 (a)	100,000	95,416
6.05%, 05/14/34 (a)	100,000	102,920
6.35%, 03/15/40	125,000	130,206
5.10%, 05/15/44 (a)	50,000	44,622
HCA, Inc.
5.25%, 06/15/26 (a)	250,000	251,022
5.38%, 09/01/26 (a)	200,000	201,220
4.50%, 02/15/27 (a)	200,000	199,256
3.13%, 03/15/27 (a)	200,000	194,032
5.00%, 03/01/28 (a)	150,000	151,254
5.20%, 06/01/28 (a)	200,000	202,358
5.63%, 09/01/28 (a)	250,000	255,497
5.88%, 02/01/29 (a)	200,000	206,192
3.38%, 03/15/29 (a)	100,000	94,406
4.13%, 06/15/29 (a)	450,000	436,684
5.25%, 03/01/30 (a)	150,000	151,947
3.50%, 09/01/30 (a)	500,000	464,585
5.45%, 04/01/31 (a)	300,000	305,343
2.38%, 07/15/31 (a)	200,000	170,488
5.50%, 03/01/32 (a)	150,000	152,086
3.63%, 03/15/32 (a)	350,000	316,690
5.50%, 06/01/33 (a)	250,000	252,407
5.60%, 04/01/34 (a)	250,000	252,262
5.45%, 09/15/34 (a)	200,000	199,284
5.75%, 03/01/35 (a)	275,000	280,437
5.13%, 06/15/39 (a)	150,000	141,056
4.38%, 03/15/42 (a)	100,000	83,881
5.50%, 06/15/47 (a)	275,000	258,027
5.25%, 06/15/49 (a)	350,000	315,563
3.50%, 07/15/51 (a)	325,000	219,017
4.63%, 03/15/52 (a)	350,000	286,093
5.90%, 06/01/53 (a)	200,000	195,366
6.00%, 04/01/54 (a)	275,000	272,734
5.95%, 09/15/54 (a)	225,000	221,814
6.20%, 03/01/55 (a)	250,000	254,812
6.10%, 04/01/64 (a)	150,000	147,846
Hershey Co.
4.55%, 02/24/28 (a)	75,000	75,641
4.25%, 05/04/28 (a)	150,000	150,111
2.45%, 11/15/29 (a)	100,000	91,842
4.75%, 02/24/30 (a)	75,000	75,866
4.95%, 02/24/32 (a)	75,000	76,014
4.50%, 05/04/33 (a)	150,000	147,393
5.10%, 02/24/35 (a)	75,000	76,155
3.13%, 11/15/49 (a)	100,000	69,803
2.65%, 06/01/50 (a)	100,000	62,843
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	75,000	59,054
Hormel Foods Corp.
4.80%, 03/30/27 (a)	100,000	100,866
1.70%, 06/03/28 (a)	150,000	137,727
1.80%, 06/11/30 (a)	150,000	130,491
3.05%, 06/03/51 (a)	150,000	101,186
Icon Investments Six DAC
5.81%, 05/08/27 (a)	200,000	204,296
5.85%, 05/08/29 (a)	200,000	206,342
6.00%, 05/08/34 (a)	200,000	206,438
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	102,504
2.55%, 03/23/31 (a)	150,000	129,884
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	45,432
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	137,154
3.90%, 06/01/50 (a)	100,000	76,809
Inova Health System Foundation
4.07%, 05/15/52 (a)	75,000	62,596
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	100,000	74,765
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	204,762
6.25%, 02/01/29 (a)	200,000	209,094
J.M. Smucker Co.
5.90%, 11/15/28 (a)	200,000	209,300
2.38%, 03/15/30 (a)	100,000	89,733
2.13%, 03/15/32 (a)	150,000	124,680
6.20%, 11/15/33 (a)	200,000	214,056
4.25%, 03/15/35	100,000	92,743
6.50%, 11/15/43 (a)	200,000	218,080
4.38%, 03/15/45	100,000	85,159
6.50%, 11/15/53 (a)	150,000	165,693
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27 (a)	150,000	144,198
5.13%, 02/01/28 (a)	200,000	202,144
3.00%, 02/02/29 (a)	100,000	93,356
5.50%, 01/15/30 (a)	250,000	252,895
3.75%, 12/01/31 (a)	100,000	91,020
3.63%, 01/15/32 (a)	200,000	180,670
3.00%, 05/15/32 (a)	250,000	215,422
5.75%, 04/01/33 (a)	300,000	306,153
6.75%, 03/15/34 (a)	200,000	217,476
4.38%, 02/02/52 (a)	150,000	118,823
6.50%, 12/01/52 (a)	300,000	319,344
7.25%, 11/15/53 (a)	200,000	231,426
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (a)(d)	150,000	155,157
6.38%, 02/25/55 (a)(d)	150,000	158,428
Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	124,418
Johnson & Johnson
2.45%, 03/01/26 (a)	400,000	393,296
4.50%, 03/01/27	150,000	150,918
2.95%, 03/03/27 (a)	200,000	195,454
0.95%, 09/01/27 (a)	300,000	277,644
2.90%, 01/15/28 (a)	200,000	193,524
4.55%, 03/01/28 (a)	150,000	151,296
4.80%, 06/01/29 (a)	200,000	204,180
4.70%, 03/01/30 (a)	200,000	202,990
1.30%, 09/01/30 (a)	400,000	342,336
4.90%, 06/01/31 (a)	200,000	204,904
4.85%, 03/01/32 (a)	250,000	254,375
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 05/15/33	100,000	103,228
4.38%, 12/05/33 (a)	150,000	148,732
4.95%, 06/01/34 (a)	150,000	153,706
5.00%, 03/01/35 (a)	250,000	255,735
3.55%, 03/01/36 (a)	200,000	179,582
3.63%, 03/03/37 (a)	200,000	178,558
5.95%, 08/15/37	200,000	220,850
3.40%, 01/15/38 (a)	150,000	129,006
5.85%, 07/15/38	100,000	109,637
2.10%, 09/01/40 (a)	250,000	173,292
4.50%, 09/01/40	150,000	144,614
4.85%, 05/15/41	75,000	74,396
4.50%, 12/05/43 (a)	100,000	94,155
3.70%, 03/01/46 (a)	430,000	351,602
3.75%, 03/03/47 (a)	200,000	163,238
3.50%, 01/15/48 (a)	150,000	117,051
2.25%, 09/01/50 (a)	200,000	119,054
5.25%, 06/01/54 (a)	175,000	177,803
2.45%, 09/01/60 (a)	250,000	141,260
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	97,580
2.81%, 06/01/41 (a)	250,000	184,122
4.88%, 04/01/42	150,000	143,348
4.15%, 05/01/47 (a)	250,000	213,045
3.27%, 11/01/49 (a)	150,000	108,951
3.00%, 06/01/51 (a)	250,000	169,402
Kellanova
3.25%, 04/01/26	150,000	148,119
3.40%, 11/15/27 (a)	100,000	97,286
4.30%, 05/15/28 (a)	100,000	99,456
2.10%, 06/01/30 (a)	150,000	132,920
7.45%, 04/01/31	100,000	113,339
5.25%, 03/01/33 (a)	75,000	76,260
4.50%, 04/01/46	100,000	87,759
5.75%, 05/16/54 (a)	75,000	77,790
Kenvue, Inc.
5.35%, 03/22/26 (a)	100,000	100,951
5.05%, 03/22/28 (a)	150,000	152,782
5.00%, 03/22/30 (a)	150,000	152,823
4.90%, 03/22/33 (a)	300,000	301,095
5.10%, 03/22/43 (a)	150,000	147,365
5.05%, 03/22/53 (a)	250,000	240,317
5.20%, 03/22/63 (a)	200,000	191,914
Keurig Dr. Pepper, Inc.
2.55%, 09/15/26 (a)	100,000	97,225
5.10%, 03/15/27 (a)	150,000	151,618
3.43%, 06/15/27 (a)	100,000	97,641
4.60%, 05/25/28 (a)	250,000	250,100
5.05%, 03/15/29 (a)	150,000	152,124
3.95%, 04/15/29 (a)	175,000	170,620
3.20%, 05/01/30 (a)	100,000	92,917
2.25%, 03/15/31 (a)	100,000	86,858
5.20%, 03/15/31 (a)	150,000	152,869
4.05%, 04/15/32 (a)	200,000	190,596
5.30%, 03/15/34 (a)	100,000	102,104
4.50%, 11/15/45 (a)	150,000	130,362
4.42%, 12/15/46 (a)	50,000	42,567
3.80%, 05/01/50 (a)	150,000	114,729
3.35%, 03/15/51 (a)	100,000	69,633
4.50%, 04/15/52 (a)	200,000	170,738
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	50,000	46,119
3.95%, 11/01/28 (a)	100,000	98,743
3.20%, 04/25/29 (a)	100,000	95,613
3.10%, 03/26/30 (a)	250,000	234,702
2.00%, 11/02/31 (a)	150,000	129,347
4.50%, 02/16/33 (a)	100,000	99,336
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 07/30/46 (a)	100,000	73,482
3.90%, 05/04/47 (a)	100,000	81,660
2.88%, 02/07/50 (a)	150,000	101,180
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	38,000	38,858
Koninklijke Philips NV
6.88%, 03/11/38	150,000	166,903
5.00%, 03/15/42	95,000	88,649
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	300,000	294,297
3.88%, 05/15/27 (a)	250,000	246,747
4.63%, 01/30/29 (a)	75,000	75,163
3.75%, 04/01/30 (a)	125,000	119,609
4.25%, 03/01/31 (a)	200,000	194,244
5.20%, 03/15/32 (a)	75,000	76,066
6.75%, 03/15/32	75,000	82,769
5.40%, 03/15/35 (a)	75,000	76,203
5.00%, 07/15/35 (a)	100,000	99,077
6.88%, 01/26/39	150,000	168,924
4.63%, 10/01/39 (a)	75,000	68,438
6.50%, 02/09/40	125,000	136,395
5.00%, 06/04/42	275,000	254,933
5.20%, 07/15/45 (a)	350,000	328,034
4.38%, 06/01/46 (a)	300,000	250,581
4.88%, 10/01/49 (a)	250,000	221,620
5.50%, 06/01/50 (a)	200,000	193,406
Kroger Co.
2.65%, 10/15/26 (a)	150,000	145,605
3.70%, 08/01/27 (a)	100,000	98,259
4.50%, 01/15/29 (a)	200,000	199,320
2.20%, 05/01/30 (a)	100,000	88,549
1.70%, 01/15/31 (a)	100,000	84,126
5.00%, 09/15/34 (a)	400,000	395,232
6.90%, 04/15/38	50,000	56,500
5.40%, 07/15/40 (a)	100,000	99,928
5.00%, 04/15/42 (a)	100,000	94,273
5.15%, 08/01/43 (a)	75,000	70,962
3.88%, 10/15/46 (a)	100,000	78,011
4.45%, 02/01/47 (a)	200,000	170,084
4.65%, 01/15/48 (a)	100,000	87,547
5.40%, 01/15/49 (a)	100,000	97,340
3.95%, 01/15/50 (a)	150,000	116,955
5.50%, 09/15/54 (a)	375,000	364,957
5.65%, 09/15/64 (a)	275,000	268,386
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	150,000	146,735
2.95%, 12/01/29 (a)	100,000	92,259
4.35%, 04/01/30 (a)	100,000	98,090
2.70%, 06/01/31 (a)	150,000	132,213
4.55%, 04/01/32 (a)	100,000	97,456
4.80%, 10/01/34 (a)	175,000	170,056
4.70%, 02/01/45 (a)	150,000	132,944
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	80,052
4.12%, 07/01/55	100,000	83,763
3.34%, 07/01/60 (a)	100,000	68,878
Mattel, Inc.
5.45%, 11/01/41 (a)	75,000	70,350
Mayo Clinic
4.00%, 11/15/47	100,000	84,851
3.20%, 11/15/61 (a)	150,000	100,434
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	150,000	146,337
2.50%, 04/15/30 (a)	100,000	89,750
1.85%, 02/15/31 (a)	100,000	84,557
4.95%, 04/15/33 (a)	100,000	99,604
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 10/15/34 (a)	75,000	71,996
4.20%, 08/15/47 (a)	50,000	42,163
McKesson Corp.
1.30%, 08/15/26 (a)	200,000	191,462
3.95%, 02/16/28 (a)	100,000	98,838
5.10%, 07/15/33 (a)	150,000	152,496
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	100,000	88,019
Mead Johnson Nutrition Co.
5.90%, 11/01/39	150,000	160,105
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	200,000	199,496
4.50%, 03/30/33 (a)	150,000	146,861
Medtronic, Inc.
4.38%, 03/15/35	400,000	386,948
4.63%, 03/15/45	325,000	297,576
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	98,123
4.20%, 07/01/55	190,000	161,705
Merck & Co., Inc.
1.70%, 06/10/27 (a)	300,000	283,974
1.90%, 12/10/28 (a)	200,000	183,192
3.40%, 03/07/29 (a)	350,000	337,680
4.30%, 05/17/30 (a)	150,000	148,945
1.45%, 06/24/30 (a)	250,000	214,170
2.15%, 12/10/31 (a)	400,000	343,228
4.50%, 05/17/33 (a)	300,000	295,164
6.50%, 12/01/33 (e)(g)	100,000	112,370
6.55%, 09/15/37	100,000	114,382
3.90%, 03/07/39 (a)	200,000	175,434
2.35%, 06/24/40 (a)	100,000	70,864
3.60%, 09/15/42 (a)	100,000	80,738
4.15%, 05/18/43	200,000	173,274
4.90%, 05/17/44 (a)	150,000	143,001
3.70%, 02/10/45 (a)	400,000	321,304
4.00%, 03/07/49 (a)	300,000	245,145
2.45%, 06/24/50 (a)	250,000	150,885
2.75%, 12/10/51 (a)	400,000	253,556
5.00%, 05/17/53 (a)	350,000	331,254
2.90%, 12/10/61 (a)	250,000	149,997
5.15%, 05/17/63 (a)	200,000	189,678
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	75,000	79,164
Methodist Hospital
2.71%, 12/01/50 (a)	150,000	96,536
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	350,000	343,066
5.00%, 05/01/42	200,000	187,614
4.20%, 07/15/46 (a)	330,000	272,296
Mondelez International, Inc.
2.63%, 03/17/27 (a)	150,000	144,638
4.13%, 05/07/28 (a)	100,000	98,973
4.75%, 02/20/29 (a)	100,000	100,789
2.75%, 04/13/30 (a)	150,000	136,583
1.50%, 02/04/31 (a)	75,000	62,658
3.00%, 03/17/32 (a)	150,000	133,407
1.88%, 10/15/32 (a)	150,000	123,459
4.75%, 08/28/34 (a)	100,000	97,888
2.63%, 09/04/50 (a)	150,000	91,529
Montefiore Obligated Group
5.25%, 11/01/48	75,000	64,691
4.29%, 09/01/50	100,000	72,852
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	50,000	38,882
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mount Sinai Hospital
3.74%, 07/01/49 (a)	100,000	67,536
3.39%, 07/01/50 (a)	150,000	93,060
MultiCare Health System
2.80%, 08/15/50 (a)	100,000	61,604
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	148,040
5.40%, 11/29/43 (a)	100,000	88,671
5.20%, 04/15/48 (a)	100,000	83,408
MyMichigan Health
3.41%, 06/01/50 (a)	75,000	54,359
Nationwide Children's Hospital, Inc.
4.56%, 11/01/52 (a)	75,000	68,616
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	70,490
4.02%, 08/01/45	150,000	128,630
2.61%, 08/01/60 (a)	100,000	58,213
3.95%, 08/01/19 (a)	100,000	72,562
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	36,169
4.26%, 11/01/47 (a)	150,000	124,641
3.81%, 11/01/49 (a)	100,000	77,376
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	80,254
3.17%, 11/01/51 (a)	100,000	69,381
3.32%, 11/01/61 (a)	75,000	50,618
Novartis Capital Corp.
2.00%, 02/14/27 (a)	300,000	287,976
3.10%, 05/17/27 (a)	200,000	195,468
3.80%, 09/18/29 (a)	175,000	171,106
2.20%, 08/14/30 (a)	250,000	222,770
4.00%, 09/18/31 (a)	150,000	145,962
4.20%, 09/18/34 (a)	350,000	334,113
3.70%, 09/21/42	100,000	83,529
4.40%, 05/06/44	350,000	316,711
4.00%, 11/20/45 (a)	225,000	191,475
4.70%, 09/18/54 (a)	125,000	114,658
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	50,000	31,489
NYU Langone Hospitals
4.78%, 07/01/44	100,000	94,515
4.37%, 07/01/47 (a)	100,000	86,983
3.38%, 07/01/55 (a)	150,000	107,843
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	50,000	40,032
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	130,502
Orlando Health Obligated Group
5.48%, 10/01/35 (a)	100,000	103,430
4.09%, 10/01/48 (a)	50,000	41,465
3.33%, 10/01/50 (a)	100,000	72,636
PeaceHealth Obligated Group
4.79%, 11/15/48 (a)	75,000	66,413
3.22%, 11/15/50 (a)	100,000	66,598
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 02/16/34 (a)	100,000	98,982
PepsiCo, Inc.
2.38%, 10/06/26 (a)	250,000	242,897
5.13%, 11/10/26 (a)	150,000	152,101
2.63%, 03/19/27 (a)	150,000	145,587
3.00%, 10/15/27 (a)	250,000	242,670
4.45%, 02/07/28 (a)	150,000	150,738
3.60%, 02/18/28 (a)	150,000	147,608
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 03/01/29	150,000	164,595
4.50%, 07/17/29 (a)	150,000	151,188
2.63%, 07/29/29 (a)	250,000	232,810
4.60%, 02/07/30 (a)	200,000	201,416
2.75%, 03/19/30 (a)	350,000	323,249
1.63%, 05/01/30 (a)	200,000	173,880
1.40%, 02/25/31 (a)	200,000	167,220
1.95%, 10/21/31 (a)	250,000	213,025
3.90%, 07/18/32 (a)	200,000	190,978
4.45%, 02/15/33 (a)(c)	150,000	150,430
4.80%, 07/17/34 (a)	350,000	350,644
5.00%, 02/07/35 (a)	225,000	226,667
5.50%, 01/15/40	150,000	156,384
3.50%, 03/19/40 (a)	50,000	41,651
2.63%, 10/21/41 (a)	150,000	107,390
4.00%, 03/05/42	100,000	86,152
3.60%, 08/13/42	75,000	60,884
4.45%, 04/14/46 (a)	200,000	179,628
3.45%, 10/06/46 (a)	150,000	114,773
4.00%, 05/02/47 (a)	100,000	83,282
3.38%, 07/29/49 (a)	75,000	55,628
2.88%, 10/15/49 (a)	150,000	100,862
3.63%, 03/19/50 (a)	200,000	153,704
2.75%, 10/21/51 (a)	150,000	96,449
4.20%, 07/18/52 (a)	100,000	83,836
4.65%, 02/15/53 (a)	100,000	90,392
5.25%, 07/17/54 (a)	100,000	99,306
3.88%, 03/19/60 (a)	100,000	77,578
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 (a)	600,000	600,732
4.45%, 05/19/28 (a)	700,000	701,183
4.65%, 05/19/30 (a)	600,000	602,550
4.75%, 05/19/33 (a)	950,000	940,984
5.11%, 05/19/43 (a)	575,000	555,438
5.30%, 05/19/53 (a)	1,125,000	1,091,824
5.34%, 05/19/63 (a)	750,000	716,392
Pfizer, Inc.
2.75%, 06/03/26	250,000	245,572
3.00%, 12/15/26	350,000	342,492
3.60%, 09/15/28 (a)	200,000	195,956
3.45%, 03/15/29 (a)	300,000	289,716
2.63%, 04/01/30 (a)	200,000	182,848
1.70%, 05/28/30 (a)	200,000	173,964
1.75%, 08/18/31 (a)	200,000	169,246
4.00%, 12/15/36	150,000	137,714
4.10%, 09/15/38 (a)	150,000	135,006
3.90%, 03/15/39 (a)	125,000	109,221
7.20%, 03/15/39	460,000	550,625
2.55%, 05/28/40 (a)	200,000	143,990
5.60%, 09/15/40	125,000	129,213
4.30%, 06/15/43	100,000	88,202
4.40%, 05/15/44	180,000	160,391
4.13%, 12/15/46	200,000	167,104
4.20%, 09/15/48 (a)	200,000	168,156
4.00%, 03/15/49 (a)	250,000	202,990
2.70%, 05/28/50 (a)	200,000	126,920
Pharmacia LLC
6.60%, 12/01/28	150,000	160,698
Philip Morris International, Inc.
0.88%, 05/01/26 (a)	150,000	144,071
4.75%, 02/12/27	200,000	201,188
4.38%, 11/01/27	150,000	149,586
5.13%, 11/17/27 (a)	300,000	304,908
4.88%, 02/15/28 (a)	350,000	354,196
3.13%, 03/02/28 (a)	100,000	96,286
5.25%, 09/07/28 (a)	150,000	153,648
4.88%, 02/13/29 (a)	200,000	201,910
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 08/15/29 (a)	150,000	142,685
4.63%, 11/01/29 (a)	125,000	125,233
5.63%, 11/17/29 (a)	250,000	260,415
5.13%, 02/15/30 (a)	450,000	458,302
2.10%, 05/01/30 (a)	150,000	132,405
5.50%, 09/07/30 (a)	125,000	129,803
1.75%, 11/01/30 (a)	150,000	128,285
5.13%, 02/13/31 (a)	200,000	203,662
4.75%, 11/01/31 (a)	125,000	124,526
5.75%, 11/17/32 (a)	300,000	314,787
5.38%, 02/15/33 (a)	500,000	511,970
5.63%, 09/07/33 (a)	150,000	156,108
5.25%, 02/13/34 (a)	300,000	303,717
4.90%, 11/01/34 (a)	125,000	123,194
6.38%, 05/16/38	250,000	276,640
4.38%, 11/15/41	200,000	175,374
4.50%, 03/20/42	100,000	89,168
3.88%, 08/21/42	100,000	81,937
4.13%, 03/04/43	175,000	147,305
4.88%, 11/15/43	175,000	161,579
4.25%, 11/10/44	200,000	169,940
Piedmont Healthcare, Inc.
2.72%, 01/01/42 (a)	200,000	144,082
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	200,000	188,826
3.50%, 03/01/32 (a)	150,000	132,915
6.25%, 07/01/33 (a)	150,000	156,670
6.88%, 05/15/34 (a)	100,000	109,125
Polaris, Inc.
6.95%, 03/15/29 (a)	100,000	105,765
Procter & Gamble Co.
1.00%, 04/23/26	250,000	241,407
2.45%, 11/03/26	241,000	234,618
1.90%, 02/01/27	200,000	191,886
2.80%, 03/25/27	100,000	97,389
2.85%, 08/11/27	150,000	145,508
3.95%, 01/26/28	100,000	99,624
4.35%, 01/29/29	100,000	100,673
3.00%, 03/25/30	300,000	282,168
1.20%, 10/29/30	150,000	126,629
1.95%, 04/23/31	150,000	131,192
2.30%, 02/01/32	200,000	175,738
4.05%, 01/26/33	150,000	146,247
4.55%, 01/29/34	150,000	149,380
5.80%, 08/15/34	100,000	108,859
5.55%, 03/05/37	150,000	161,175
3.55%, 03/25/40	100,000	85,442
3.50%, 10/25/47	100,000	80,111
3.60%, 03/25/50	100,000	78,154
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	182,534
5.40%, 10/01/33 (a)	100,000	102,073
3.93%, 10/01/48 (a)	100,000	78,133
2.70%, 10/01/51 (a)	150,000	91,166
Quest Diagnostics, Inc.
4.60%, 12/15/27 (a)	150,000	150,490
4.20%, 06/30/29 (a)	100,000	98,411
4.63%, 12/15/29 (a)	100,000	99,625
2.95%, 06/30/30 (a)	150,000	137,514
2.80%, 06/30/31 (a)	200,000	178,026
6.40%, 11/30/33 (a)	125,000	136,508
5.00%, 12/15/34 (a)	150,000	148,581
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	250,000	212,830
2.80%, 09/15/50 (a)	150,000	91,380
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Revvity, Inc.
1.90%, 09/15/28 (a)	100,000	91,131
3.30%, 09/15/29 (a)	150,000	140,693
2.55%, 03/15/31 (a)	100,000	86,702
2.25%, 09/15/31 (a)	150,000	126,705
3.63%, 03/15/51 (a)	50,000	35,730
Reynolds American, Inc.
5.70%, 08/15/35 (a)	150,000	152,713
7.25%, 06/15/37	75,000	84,393
6.15%, 09/15/43	100,000	101,683
5.85%, 08/15/45 (a)	425,000	414,536
Royalty Pharma PLC
1.75%, 09/02/27 (a)	200,000	186,338
5.15%, 09/02/29 (a)	75,000	75,755
2.20%, 09/02/30 (a)	200,000	173,454
2.15%, 09/02/31 (a)	150,000	126,165
5.40%, 09/02/34 (a)	75,000	74,990
3.30%, 09/02/40 (a)	200,000	151,224
3.55%, 09/02/50 (a)	150,000	104,180
3.35%, 09/02/51 (a)	150,000	99,452
5.90%, 09/02/54 (a)	75,000	74,217
Rush Obligated Group
3.92%, 11/15/29 (a)	100,000	97,504
Sanofi SA
3.63%, 06/19/28 (a)	250,000	244,947
Sentara Health
2.93%, 11/01/51 (a)	75,000	50,290
Sharp HealthCare
2.68%, 08/01/50 (a)	50,000	32,607
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	285,000	280,169
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	214,997
5.40%, 03/20/34 (a)	150,000	151,291
Solventum Corp.
5.45%, 02/25/27 (a)	200,000	203,228
5.40%, 03/01/29 (a)	250,000	255,310
5.45%, 03/13/31 (a)	200,000	205,152
5.60%, 03/23/34 (a)	275,000	281,781
5.90%, 04/30/54 (a)	250,000	254,680
6.00%, 05/15/64 (a)	100,000	101,623
SSM Health Care Corp.
4.89%, 06/01/28 (a)	100,000	101,064
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	94,628
3.80%, 11/15/48 (a)	150,000	121,449
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	150,000	132,917
3.75%, 03/15/51 (a)	150,000	110,349
Stryker Corp.
3.50%, 03/15/26 (a)	150,000	148,530
4.70%, 02/10/28 (a)	150,000	150,939
3.65%, 03/07/28 (a)	150,000	146,411
4.85%, 12/08/28 (a)	175,000	177,168
4.25%, 09/11/29 (a)	125,000	123,255
4.85%, 02/10/30 (a)	150,000	151,027
1.95%, 06/15/30 (a)	200,000	175,110
4.63%, 09/11/34 (a)	150,000	146,304
5.20%, 02/10/35 (a)	150,000	152,292
4.10%, 04/01/43 (a)	75,000	63,949
4.38%, 05/15/44 (a)	100,000	87,428
4.63%, 03/15/46 (a)	175,000	157,901
2.90%, 06/15/50 (a)	150,000	100,832
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sutter Health
2.29%, 08/15/30 (a)	100,000	88,673
5.16%, 08/15/33 (a)	75,000	76,243
3.16%, 08/15/40 (a)	100,000	79,289
4.09%, 08/15/48 (a)	65,000	54,828
3.36%, 08/15/50 (a)	75,000	55,016
5.55%, 08/15/53 (a)	100,000	104,934
Sysco Corp.
3.30%, 07/15/26 (a)	250,000	245,915
3.25%, 07/15/27 (a)	150,000	145,781
5.75%, 01/17/29 (a)	75,000	77,902
2.40%, 02/15/30 (a)	100,000	90,001
5.95%, 04/01/30 (a)	200,000	210,042
5.10%, 09/23/30 (a)	125,000	126,818
2.45%, 12/14/31 (a)	150,000	129,339
6.00%, 01/17/34 (a)	100,000	106,783
5.40%, 03/23/35 (a)	100,000	101,681
6.60%, 04/01/40 (a)	75,000	83,606
4.85%, 10/01/45 (a)	100,000	90,640
4.50%, 04/01/46 (a)	75,000	64,661
4.45%, 03/15/48 (a)	100,000	84,336
3.30%, 02/15/50 (a)	100,000	69,375
6.60%, 04/01/50 (a)	250,000	278,870
3.15%, 12/14/51 (a)	150,000	99,537
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	250,000	253,152
2.05%, 03/31/30 (a)	500,000	441,290
5.30%, 07/05/34 (a)	200,000	203,610
3.03%, 07/09/40 (a)	200,000	151,690
3.18%, 07/09/50 (a)	450,000	305,253
5.65%, 07/05/54 (a)	200,000	200,646
3.38%, 07/09/60 (a)	200,000	132,378
5.80%, 07/05/64 (a)	200,000	200,912
Texas Health Resources
2.33%, 11/15/50 (a)	200,000	118,592
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 (a)	100,000	100,933
5.00%, 12/05/26 (a)	100,000	101,043
4.80%, 11/21/27 (a)	200,000	202,236
1.75%, 10/15/28 (a)	100,000	91,221
5.00%, 01/31/29 (a)	200,000	204,276
2.60%, 10/01/29 (a)	150,000	138,392
4.98%, 08/10/30 (a)	150,000	152,551
2.00%, 10/15/31 (a)	250,000	213,435
4.95%, 11/21/32 (a)	150,000	152,004
5.09%, 08/10/33 (a)	200,000	202,930
5.20%, 01/31/34 (a)	100,000	102,189
2.80%, 10/15/41 (a)	250,000	181,315
5.40%, 08/10/43 (a)	100,000	101,347
5.30%, 02/01/44 (a)	45,000	44,806
4.10%, 08/15/47 (a)	200,000	167,800
Trinity Health Corp.
4.13%, 12/01/45	100,000	85,519
3.43%, 12/01/48	75,000	58,174
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	200,000	198,930
3.55%, 06/02/27 (a)	250,000	244,400
4.35%, 03/01/29 (a)	150,000	147,654
5.40%, 03/15/29 (a)	100,000	102,286
5.70%, 03/15/34 (a)	175,000	180,383
4.88%, 08/15/34 (a)	50,000	48,741
5.15%, 08/15/44 (a)	150,000	141,155
4.55%, 06/02/47 (a)	100,000	85,645
5.10%, 09/28/48 (a)	300,000	276,477
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Unilever Capital Corp.
2.00%, 07/28/26	250,000	242,627
2.90%, 05/05/27 (a)	250,000	243,045
4.25%, 08/12/27 (a)	150,000	150,094
3.50%, 03/22/28 (a)	250,000	244,505
4.88%, 09/08/28 (a)	150,000	152,724
2.13%, 09/06/29 (a)	150,000	136,088
1.38%, 09/14/30 (a)	100,000	84,874
1.75%, 08/12/31 (a)	150,000	126,968
5.90%, 11/15/32	100,000	108,249
5.00%, 12/08/33 (a)	150,000	153,076
4.63%, 08/12/34 (a)	150,000	147,621
2.63%, 08/12/51 (a)	100,000	63,463
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	150,000	143,306
4.63%, 10/15/29 (a)	100,000	97,707
2.65%, 10/15/30 (a)	225,000	196,792
5.05%, 10/15/34 (a)	100,000	95,111
UPMC
5.04%, 05/15/33 (a)	150,000	151,216
5.38%, 05/15/43 (a)	100,000	101,140
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	300,000	296,703
5.25%, 06/15/46 (a)	200,000	168,824
Viatris, Inc.
2.30%, 06/22/27 (a)	100,000	94,329
2.70%, 06/22/30 (a)	300,000	263,493
3.85%, 06/22/40 (a)	250,000	190,975
4.00%, 06/22/50 (a)	400,000	275,312
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	66,766
Whirlpool Corp.
4.75%, 02/26/29 (a)	100,000	98,586
2.40%, 05/15/31 (a)	100,000	84,045
5.75%, 03/01/34 (a)	100,000	98,793
4.50%, 06/01/46 (a)	100,000	77,411
4.60%, 05/15/50 (a)	100,000	77,047
Willis-Knighton Medical Center
3.07%, 03/01/51 (a)	150,000	98,907
Wyeth LLC
6.50%, 02/01/34	150,000	166,689
6.00%, 02/15/36	100,000	108,078
5.95%, 04/01/37	375,000	400,125
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	100,000	60,848
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	100,000	100,328
5.35%, 12/01/28 (a)	100,000	102,149
5.05%, 02/19/30 (a)	100,000	101,132
2.60%, 11/24/31 (a)	150,000	130,773
5.20%, 09/15/34 (a)	100,000	100,155
5.50%, 02/19/35 (a)	100,000	102,512
5.75%, 11/30/39	75,000	77,700
4.45%, 08/15/45 (a)	75,000	65,571
Zoetis, Inc.
3.00%, 09/12/27 (a)	100,000	96,552
3.90%, 08/20/28 (a)	100,000	98,047
2.00%, 05/15/30 (a)	150,000	131,651
5.60%, 11/16/32 (a)	150,000	157,363
4.70%, 02/01/43 (a)	195,000	179,696
3.95%, 09/12/47 (a)	100,000	81,202
4.45%, 08/20/48 (a)	100,000	86,786
3.00%, 05/15/50 (a)	100,000	67,205
		202,124,918
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Energy 1.7%
APA Corp.
4.25%, 01/15/30 (a)(d)	100,000	95,292
6.10%, 02/15/35 (a)(d)	100,000	101,066
5.10%, 09/01/40 (a)(d)	125,000	111,304
5.35%, 07/01/49 (a)(d)	100,000	84,771
6.75%, 02/15/55 (a)(d)	100,000	101,054
Baker Hughes Holdings LLC
5.13%, 09/15/40	200,000	197,352
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	100,000	96,069
3.34%, 12/15/27 (a)	200,000	194,822
3.14%, 11/07/29 (a)	100,000	94,111
4.49%, 05/01/30 (a)	150,000	149,255
4.08%, 12/15/47 (a)	250,000	204,355
Boardwalk Pipelines LP
5.95%, 06/01/26 (a)	100,000	101,294
4.45%, 07/15/27 (a)	100,000	99,327
4.80%, 05/03/29 (a)	100,000	100,281
3.40%, 02/15/31 (a)	100,000	91,146
3.60%, 09/01/32 (a)	100,000	89,655
5.63%, 08/01/34 (a)	100,000	101,173
BP Capital Markets America, Inc.
3.12%, 05/04/26 (a)	200,000	197,236
3.02%, 01/16/27 (a)	100,000	97,580
3.54%, 04/06/27 (a)	100,000	98,275
3.59%, 04/14/27 (a)	100,000	98,410
5.02%, 11/17/27 (a)	150,000	152,266
3.94%, 09/21/28 (a)	150,000	147,266
4.23%, 11/06/28 (a)	350,000	346,573
4.70%, 04/10/29 (a)	200,000	201,048
4.97%, 10/17/29 (a)	150,000	152,608
4.87%, 11/25/29 (a)	100,000	101,243
3.63%, 04/06/30 (a)	300,000	285,924
1.75%, 08/10/30 (a)	200,000	172,808
2.72%, 01/12/32 (a)	350,000	307,030
4.81%, 02/13/33 (a)	400,000	394,892
4.89%, 09/11/33 (a)	350,000	345,604
4.99%, 04/10/34 (a)	250,000	248,607
5.23%, 11/17/34 (a)	425,000	429,101
3.06%, 06/17/41 (a)	300,000	224,391
3.00%, 02/24/50 (a)	400,000	264,376
3.07%, 03/30/50 (a)	100,000	93,934
2.77%, 11/10/50 (a)	250,000	156,472
2.94%, 06/04/51 (a)	400,000	257,964
3.00%, 03/17/52 (a)	250,000	162,840
3.38%, 02/08/61 (a)	300,000	198,288
BP Capital Markets PLC
3.28%, 09/19/27 (a)	350,000	340,438
3.72%, 11/28/28 (a)	150,000	145,947
Burlington Resources LLC
5.95%, 10/15/36	75,000	80,395
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	250,000	245,982
2.95%, 07/15/30 (a)	100,000	90,215
7.20%, 01/15/32	75,000	83,041
6.45%, 06/30/33	195,000	208,480
5.40%, 12/15/34 (a)(d)	150,000	149,132
5.85%, 02/01/35	100,000	102,041
6.25%, 03/15/38	180,000	188,584
6.75%, 02/01/39	150,000	163,309
4.95%, 06/01/47 (a)	100,000	87,810
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	100,000	84,675
5.25%, 06/15/37 (a)	76,000	73,197
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 11/15/39	100,000	110,006
5.40%, 06/15/47 (a)	100,000	90,935
3.75%, 02/15/52 (a)	150,000	105,642
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	275,000	277,434
3.70%, 11/15/29 (a)	200,000	190,290
2.74%, 12/31/39 (a)	100,000	81,150
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	250,000	245,320
4.00%, 03/01/31 (a)	250,000	235,345
3.25%, 01/31/32 (a)	150,000	132,144
5.95%, 06/30/33 (a)	300,000	311,439
5.75%, 08/15/34 (a)	400,000	408,924
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	300,000	296,475
5.65%, 04/15/34 (a)	300,000	305,280
Chevron Corp.
2.95%, 05/16/26 (a)	400,000	393,764
2.00%, 05/11/27 (a)	200,000	190,752
2.24%, 05/11/30 (a)	250,000	223,755
3.08%, 05/11/50 (a)	150,000	103,358
Chevron USA, Inc.
4.41%, 02/26/27	150,000	150,606
1.02%, 08/12/27 (a)	150,000	139,013
3.85%, 01/15/28 (a)	100,000	99,435
4.48%, 02/26/28 (a)	175,000	175,934
3.25%, 10/15/29 (a)	100,000	95,293
4.69%, 04/15/30 (a)	200,000	201,656
4.82%, 04/15/32 (a)	125,000	126,058
4.98%, 04/15/35 (a)	125,000	126,104
6.00%, 03/01/41 (a)	50,000	54,846
5.25%, 11/15/43 (a)	100,000	100,566
2.34%, 08/12/50 (a)	150,000	88,242
Columbia Pipeline Group, Inc.
5.80%, 06/01/45 (a)	100,000	99,202
ConocoPhillips
5.90%, 10/15/32	100,000	106,666
5.90%, 05/15/38	125,000	131,933
6.50%, 02/01/39	300,000	335,718
4.88%, 10/01/47 (a)	100,000	91,396
ConocoPhillips Co.
6.95%, 04/15/29	150,000	163,804
4.70%, 01/15/30 (a)	250,000	251,505
4.85%, 01/15/32 (a)	100,000	99,945
5.05%, 09/15/33 (a)	150,000	151,130
5.00%, 01/15/35 (a)	250,000	248,617
3.76%, 03/15/42 (a)	150,000	121,650
4.30%, 11/15/44 (a)	150,000	128,402
3.80%, 03/15/52 (a)	200,000	151,140
5.30%, 05/15/53 (a)	150,000	142,829
5.55%, 03/15/54 (a)	200,000	197,704
5.50%, 01/15/55 (a)	265,000	260,206
4.03%, 03/15/62 (a)	307,000	229,771
5.70%, 09/15/63 (a)	150,000	148,676
5.65%, 01/15/65 (a)	150,000	147,018
Continental Resources, Inc.
4.38%, 01/15/28 (a)	250,000	246,410
4.90%, 06/01/44 (a)	100,000	82,959
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	150,000	147,495
4.38%, 03/15/29 (a)	100,000	98,304
5.60%, 03/15/34 (a)	75,000	75,932
5.40%, 02/15/35 (a)	150,000	148,659
5.90%, 02/15/55 (a)	150,000	146,031
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DCP Midstream Operating LP
5.13%, 05/15/29 (a)	200,000	201,708
3.25%, 02/15/32 (a)	200,000	174,948
Devon Energy Corp.
5.25%, 10/15/27 (a)	130,000	130,277
5.88%, 06/15/28 (a)(d)	30,000	30,100
4.50%, 01/15/30 (a)	130,000	127,364
7.88%, 09/30/31	100,000	114,644
7.95%, 04/15/32	100,000	114,899
5.20%, 09/15/34 (a)	200,000	194,478
5.60%, 07/15/41 (a)	250,000	237,595
4.75%, 05/15/42 (a)	100,000	85,355
5.00%, 06/15/45 (a)	175,000	151,412
5.75%, 09/15/54 (a)	200,000	188,010
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	195,722
5.20%, 04/18/27 (a)	150,000	152,016
3.50%, 12/01/29 (a)	150,000	141,857
5.15%, 01/30/30 (a)	150,000	152,346
3.13%, 03/24/31 (a)	150,000	135,875
6.25%, 03/15/33 (a)	200,000	211,902
5.40%, 04/18/34 (a)	200,000	201,366
4.40%, 03/24/51 (a)	100,000	80,237
4.25%, 03/15/52 (a)	150,000	117,132
6.25%, 03/15/53 (a)	100,000	102,804
5.75%, 04/18/54 (a)	350,000	338,901
5.90%, 04/18/64 (a)	225,000	217,514
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35 (a)	100,000	103,914
5.65%, 10/15/54 (a)	150,000	147,120
6.20%, 01/15/55 (a)	100,000	106,846
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	100,000	93,066
4.80%, 11/01/43 (a)(d)	100,000	90,988
Enbridge Energy Partners LP
7.50%, 04/15/38	100,000	115,687
5.50%, 09/15/40 (a)	80,000	78,541
7.38%, 10/15/45 (a)	100,000	116,045
Enbridge, Inc.
1.60%, 10/04/26 (a)	100,000	95,491
5.90%, 11/15/26 (a)	150,000	153,123
4.25%, 12/01/26 (a)	150,000	149,241
5.25%, 04/05/27 (a)	125,000	126,626
3.70%, 07/15/27 (a)	150,000	147,117
6.00%, 11/15/28 (a)	150,000	156,376
5.30%, 04/05/29 (a)	150,000	152,715
3.13%, 11/15/29 (a)	175,000	162,818
6.20%, 11/15/30 (a)	150,000	159,171
5.70%, 03/08/33 (a)	400,000	412,116
2.50%, 08/01/33 (a)	200,000	164,090
5.63%, 04/05/34 (a)	200,000	204,548
4.50%, 06/10/44 (a)	100,000	84,941
5.50%, 12/01/46 (a)	100,000	98,336
4.00%, 11/15/49 (a)	100,000	78,483
3.40%, 08/01/51 (a)	150,000	103,217
6.70%, 11/15/53 (a)	250,000	277,500
5.95%, 04/05/54 (a)	175,000	177,651
7.20%, 06/27/54 (a)(b)	125,000	129,255
7.38%, 03/15/55 (a)(b)	100,000	103,607
Energy Transfer LP
3.90%, 07/15/26 (a)	100,000	99,017
6.05%, 12/01/26 (a)	150,000	153,408
4.40%, 03/15/27 (a)	150,000	149,430
4.20%, 04/15/27 (a)	100,000	99,181
5.50%, 06/01/27 (a)	150,000	152,347
4.00%, 10/01/27 (a)	200,000	196,892
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.55%, 02/15/28 (a)	150,000	153,678
4.95%, 05/15/28 (a)	150,000	151,116
4.95%, 06/15/28 (a)	150,000	151,115
6.10%, 12/01/28 (a)	150,000	156,639
5.25%, 04/15/29 (a)	300,000	304,473
5.25%, 07/01/29 (a)	200,000	203,072
4.15%, 09/15/29 (a)	100,000	97,289
5.20%, 04/01/30 (a)	125,000	126,355
3.75%, 05/15/30 (a)	300,000	284,082
6.40%, 12/01/30 (a)	200,000	213,442
5.75%, 02/15/33 (a)	250,000	257,475
6.55%, 12/01/33 (a)	250,000	269,760
5.55%, 05/15/34 (a)	200,000	201,832
5.60%, 09/01/34 (a)	225,000	228,078
4.90%, 03/15/35 (a)	80,000	76,790
5.70%, 04/01/35 (a)	200,000	203,582
6.63%, 10/15/36	100,000	108,606
5.80%, 06/15/38 (a)	150,000	152,113
7.50%, 07/01/38	150,000	172,806
6.05%, 06/01/41 (a)	100,000	101,287
6.50%, 02/01/42 (a)	150,000	158,365
6.10%, 02/15/42	100,000	101,710
4.95%, 01/15/43 (a)	100,000	88,725
5.15%, 02/01/43 (a)	100,000	90,727
5.95%, 10/01/43 (a)	100,000	100,042
5.30%, 04/01/44 (a)	100,000	92,195
5.00%, 05/15/44 (a)	75,000	66,626
5.15%, 03/15/45 (a)	200,000	179,860
5.35%, 05/15/45 (a)	175,000	161,642
6.13%, 12/15/45 (a)	165,000	166,731
5.30%, 04/15/47 (a)	200,000	181,722
5.40%, 10/01/47 (a)	300,000	277,080
6.00%, 06/15/48 (a)	200,000	198,560
6.25%, 04/15/49 (a)	400,000	409,216
5.00%, 05/15/50 (a)	350,000	304,573
5.95%, 05/15/54 (a)	300,000	296,823
6.05%, 09/01/54 (a)	225,000	225,056
6.20%, 04/01/55 (a)	200,000	204,426
Eni USA, Inc.
7.30%, 11/15/27	100,000	106,477
EnLink Midstream LLC
5.38%, 06/01/29 (a)	100,000	101,572
5.65%, 09/01/34 (a)	100,000	101,229
EnLink Midstream Partners LP
4.85%, 07/15/26 (a)	100,000	100,042
5.60%, 04/01/44 (a)	75,000	71,165
5.05%, 04/01/45 (a)	75,000	66,569
5.45%, 06/01/47 (a)	75,000	69,931
Enterprise Products Operating LLC
4.60%, 01/11/27 (a)	200,000	200,840
3.95%, 02/15/27 (a)	150,000	148,956
4.15%, 10/16/28 (a)	150,000	148,562
3.13%, 07/31/29 (a)	300,000	283,368
2.80%, 01/31/30 (a)	250,000	230,392
5.35%, 01/31/33 (a)	200,000	205,316
6.88%, 03/01/33	50,000	56,194
4.85%, 01/31/34 (a)	150,000	148,338
6.65%, 10/15/34	75,000	83,686
4.95%, 02/15/35 (a)	200,000	198,588
7.55%, 04/15/38	100,000	119,915
6.13%, 10/15/39	150,000	160,908
6.45%, 09/01/40	100,000	110,783
5.95%, 02/01/41	100,000	105,220
5.70%, 02/15/42	100,000	102,264
4.85%, 08/15/42 (a)	100,000	92,839
4.45%, 02/15/43 (a)	200,000	175,564
4.85%, 03/15/44 (a)	225,000	207,306
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.10%, 02/15/45 (a)	200,000	188,284
4.90%, 05/15/46 (a)	200,000	183,284
4.25%, 02/15/48 (a)	250,000	206,822
4.80%, 02/01/49 (a)	250,000	223,835
4.20%, 01/31/50 (a)	250,000	203,870
3.70%, 01/31/51 (a)	200,000	148,792
3.20%, 02/15/52 (a)	200,000	135,226
3.30%, 02/15/53 (a)	250,000	170,922
4.95%, 10/15/54 (a)	125,000	113,126
5.55%, 02/16/55 (a)	250,000	248,782
3.95%, 01/31/60 (a)	150,000	111,911
5.25%, 08/16/77 (a)(b)	175,000	172,756
5.38%, 02/15/78 (a)(b)	100,000	98,558
EOG Resources, Inc.
4.38%, 04/15/30 (a)	200,000	197,932
3.90%, 04/01/35 (a)	74,000	67,236
4.95%, 04/15/50 (a)	150,000	137,961
5.65%, 12/01/54 (a)	175,000	176,430
EQT Corp.
3.90%, 10/01/27 (a)	250,000	245,807
5.70%, 04/01/28 (a)	100,000	102,691
5.00%, 01/15/29 (a)	100,000	100,386
7.50%, 02/01/30 (a)(g)	50,000	54,021
5.75%, 02/01/34 (a)	150,000	153,240
Expand Energy Corp.
5.38%, 02/01/29 (a)	125,000	124,850
5.38%, 03/15/30 (a)	200,000	198,908
4.75%, 02/01/32 (a)	200,000	190,052
5.70%, 01/15/35 (a)	150,000	151,584
Exxon Mobil Corp.
3.04%, 03/01/26 (a)	500,000	493,760
2.28%, 08/16/26 (a)	150,000	145,992
3.29%, 03/19/27 (a)	250,000	245,875
2.44%, 08/16/29 (a)	200,000	185,636
3.48%, 03/19/30 (a)	400,000	383,288
2.61%, 10/15/30 (a)	350,000	317,334
3.00%, 08/16/39 (a)	150,000	117,410
4.23%, 03/19/40 (a)	350,000	314,562
3.57%, 03/06/45 (a)	230,000	177,999
4.11%, 03/01/46 (a)	475,000	397,005
3.10%, 08/16/49 (a)	300,000	207,204
4.33%, 03/19/50 (a)	500,000	425,535
3.45%, 04/15/51 (a)	450,000	327,586
Halliburton Co.
2.92%, 03/01/30 (a)	200,000	183,782
4.85%, 11/15/35 (a)	250,000	242,480
6.70%, 09/15/38	100,000	111,195
7.45%, 09/15/39	200,000	238,736
4.50%, 11/15/41 (a)	150,000	133,044
4.75%, 08/01/43 (a)	100,000	89,539
5.00%, 11/15/45 (a)	330,000	302,366
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)(d)	75,000	74,885
4.85%, 12/01/29 (a)(d)	75,000	73,458
2.90%, 09/29/31 (a)	100,000	85,274
5.50%, 12/01/34 (a)(d)	100,000	96,141
Hess Corp.
4.30%, 04/01/27 (a)	250,000	248,377
7.88%, 10/01/29	100,000	112,582
7.30%, 08/15/31	100,000	113,366
7.13%, 03/15/33	100,000	113,472
6.00%, 01/15/40	100,000	107,251
5.60%, 02/15/41	200,000	202,852
5.80%, 04/01/47 (a)	100,000	103,281
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HF Sinclair Corp.
5.00%, 02/01/28 (a)	100,000	100,046
4.50%, 10/01/30 (a)	100,000	95,894
5.75%, 01/15/31 (a)	100,000	101,780
6.25%, 01/15/35 (a)	150,000	153,117
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	200,000	225,492
5.80%, 03/15/35	150,000	154,780
6.50%, 02/01/37	75,000	80,936
6.95%, 01/15/38	180,000	199,820
6.50%, 09/01/39	100,000	107,107
6.55%, 09/15/40	150,000	161,208
7.50%, 11/15/40	100,000	116,497
6.38%, 03/01/41	100,000	105,326
5.63%, 09/01/41	50,000	48,804
5.00%, 08/15/42 (a)	100,000	90,343
4.70%, 11/01/42 (a)	45,000	39,206
5.00%, 03/01/43 (a)	100,000	90,554
5.50%, 03/01/44 (a)	200,000	191,512
5.40%, 09/01/44 (a)	95,000	89,476
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	100,000	95,486
4.30%, 03/01/28 (a)	200,000	198,414
5.00%, 02/01/29 (a)	200,000	201,640
2.00%, 02/15/31 (a)	250,000	213,662
7.80%, 08/01/31	100,000	114,560
7.75%, 01/15/32	150,000	172,005
4.80%, 02/01/33 (a)	200,000	194,026
5.20%, 06/01/33 (a)	250,000	248,737
5.40%, 02/01/34 (a)	150,000	150,869
5.30%, 12/01/34 (a)	250,000	248,555
5.55%, 06/01/45 (a)	330,000	316,358
5.05%, 02/15/46 (a)	200,000	179,296
5.20%, 03/01/48 (a)	100,000	91,079
3.25%, 08/01/50 (a)	100,000	65,894
3.60%, 02/15/51 (a)	150,000	105,312
5.45%, 08/01/52 (a)	150,000	140,609
5.95%, 08/01/54 (a)	100,000	100,151
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	100,000	100,852
3.80%, 04/01/28 (a)	100,000	97,684
5.15%, 03/01/30 (a)	200,000	201,404
5.70%, 03/01/35 (a)	150,000	151,263
6.50%, 03/01/41 (a)	250,000	265,592
4.75%, 09/15/44 (a)	150,000	128,363
4.50%, 04/01/48 (a)	50,000	40,447
5.00%, 09/15/54 (a)	100,000	84,647
MPLX LP
1.75%, 03/01/26 (a)	250,000	243,020
4.13%, 03/01/27 (a)	200,000	198,066
4.25%, 12/01/27 (a)	150,000	148,371
4.00%, 03/15/28 (a)	250,000	245,365
4.80%, 02/15/29 (a)	150,000	150,290
2.65%, 08/15/30 (a)	250,000	222,917
4.95%, 09/01/32 (a)	150,000	147,528
5.00%, 03/01/33 (a)	250,000	245,610
5.50%, 06/01/34 (a)	325,000	326,586
4.50%, 04/15/38 (a)	350,000	311,542
5.20%, 03/01/47 (a)	150,000	135,296
5.20%, 12/01/47 (a)	100,000	90,631
4.70%, 04/15/48 (a)	300,000	251,493
5.50%, 02/15/49 (a)	300,000	280,983
4.95%, 03/14/52 (a)	250,000	215,237
5.65%, 03/01/53 (a)	100,000	95,248
4.90%, 04/15/58 (a)	100,000	83,535
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Fuel Gas Co.
3.95%, 09/15/27 (a)	100,000	97,969
4.75%, 09/01/28 (a)	100,000	99,535
5.50%, 03/15/30 (a)	95,000	96,348
5.95%, 03/15/35 (a)	95,000	97,373
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	100,000	98,734
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	94,490
3.95%, 12/01/42 (a)	225,000	172,674
Occidental Petroleum Corp.
5.55%, 03/15/26 (a)	200,000	201,018
8.50%, 07/15/27 (a)	100,000	106,566
5.00%, 08/01/27 (a)	100,000	100,500
6.38%, 09/01/28 (a)	100,000	104,116
5.20%, 08/01/29 (a)	200,000	201,138
8.88%, 07/15/30 (a)	200,000	230,964
6.63%, 09/01/30 (a)	300,000	317,841
6.13%, 01/01/31 (a)	200,000	207,686
7.50%, 05/01/31	200,000	222,088
7.88%, 09/15/31	75,000	84,692
5.38%, 01/01/32 (a)	150,000	148,916
5.55%, 10/01/34 (a)	200,000	197,644
6.45%, 09/15/36	300,000	314,508
7.95%, 06/15/39	75,000	86,794
6.20%, 03/15/40	150,000	152,394
6.60%, 03/15/46 (a)	200,000	207,768
4.40%, 04/15/46 (a)	100,000	77,563
4.20%, 03/15/48 (a)	50,000	37,013
6.05%, 10/01/54 (a)	225,000	218,198
ONEOK Partners LP
6.65%, 10/01/36	100,000	108,530
6.85%, 10/15/37	150,000	165,112
6.13%, 02/01/41 (a)	150,000	154,426
6.20%, 09/15/43 (a)	75,000	77,174
ONEOK, Inc.
5.55%, 11/01/26 (a)	150,000	152,166
4.00%, 07/13/27 (a)	100,000	98,797
4.25%, 09/24/27 (a)	200,000	198,094
4.55%, 07/15/28 (a)	150,000	149,354
5.65%, 11/01/28 (a)	150,000	154,558
4.35%, 03/15/29 (a)	150,000	147,740
3.40%, 09/01/29 (a)	150,000	141,609
4.40%, 10/15/29 (a)	100,000	98,164
3.10%, 03/15/30 (a)	200,000	184,246
3.25%, 06/01/30 (a)	100,000	92,468
5.80%, 11/01/30 (a)	100,000	104,178
6.35%, 01/15/31 (a)	70,000	74,558
4.75%, 10/15/31 (a)	250,000	246,017
6.10%, 11/15/32 (a)	150,000	158,212
6.05%, 09/01/33 (a)	300,000	314,607
5.05%, 11/01/34 (a)	300,000	292,629
6.00%, 06/15/35	75,000	78,545
5.15%, 10/15/43 (a)	150,000	138,197
4.25%, 09/15/46 (a)	75,000	59,729
4.95%, 07/13/47 (a)	100,000	87,634
5.20%, 07/15/48 (a)	200,000	181,370
4.85%, 02/01/49 (a)	150,000	127,863
4.45%, 09/01/49 (a)	150,000	121,376
3.95%, 03/01/50 (a)	150,000	111,384
4.50%, 03/15/50 (a)	50,000	40,582
7.15%, 01/15/51 (a)	100,000	111,699
6.63%, 09/01/53 (a)	250,000	269,837
5.70%, 11/01/54 (a)	200,000	192,720
5.85%, 11/01/64 (a)	200,000	192,416
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ovintiv, Inc.
5.65%, 05/15/28 (a)	150,000	153,816
7.20%, 11/01/31	75,000	82,010
7.38%, 11/01/31	200,000	220,822
6.25%, 07/15/33 (a)	100,000	104,282
6.50%, 08/15/34	100,000	105,669
6.63%, 08/15/37	100,000	105,508
7.10%, 07/15/53 (a)	100,000	109,391
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	75,000	72,672
7.15%, 10/01/33 (a)	100,000	106,040
Phillips 66
3.90%, 03/15/28 (a)	150,000	146,984
2.15%, 12/15/30 (a)	150,000	130,022
4.65%, 11/15/34 (a)	225,000	214,240
5.88%, 05/01/42	275,000	279,100
4.88%, 11/15/44 (a)	300,000	264,114
3.30%, 03/15/52 (a)	200,000	131,000
Phillips 66 Co.
3.55%, 10/01/26 (a)	100,000	98,615
4.95%, 12/01/27 (a)	150,000	151,620
3.75%, 03/01/28 (a)	100,000	97,813
3.15%, 12/15/29 (a)	100,000	93,345
5.25%, 06/15/31 (a)	225,000	228,906
5.30%, 06/30/33 (a)	150,000	151,457
4.95%, 03/15/35 (a)	100,000	96,757
4.68%, 02/15/45 (a)	100,000	86,141
4.90%, 10/01/46 (a)	100,000	88,015
5.65%, 06/15/54 (a)	100,000	95,468
5.50%, 03/15/55 (a)	100,000	93,251
Pioneer Natural Resources Co.
5.10%, 03/29/26	200,000	201,536
1.90%, 08/15/30 (a)	200,000	174,148
2.15%, 01/15/31 (a)	200,000	174,180
Plains All American Pipeline LP
5.95%, 06/15/35 (a)	200,000	206,184
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (a)	130,000	129,852
3.55%, 12/15/29 (a)	150,000	141,839
3.80%, 09/15/30 (a)	150,000	141,347
5.70%, 09/15/34 (a)	150,000	153,340
6.65%, 01/15/37	100,000	107,875
5.15%, 06/01/42 (a)	100,000	91,461
4.30%, 01/31/43 (a)	50,000	41,109
4.70%, 06/15/44 (a)	100,000	85,961
4.90%, 02/15/45 (a)	100,000	88,018
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	200,000	202,002
5.00%, 03/15/27 (a)	350,000	351,473
4.20%, 03/15/28 (a)	250,000	246,855
4.50%, 05/15/30 (a)	375,000	369,416
5.90%, 09/15/37 (a)	100,000	103,300
Schlumberger Investment SA
4.50%, 05/15/28 (a)	75,000	75,255
2.65%, 06/26/30 (a)	200,000	182,356
4.85%, 05/15/33 (a)	150,000	149,319
5.00%, 06/01/34 (a)	75,000	74,993
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	250,000	228,450
2.75%, 04/06/30 (a)	300,000	275,337
4.13%, 05/11/35	275,000	258,280
4.55%, 08/12/43	250,000	224,935
4.38%, 05/11/45	530,000	458,609
4.00%, 05/10/46	405,000	329,451
3.75%, 09/12/46	200,000	157,470
3.25%, 04/06/50 (a)	350,000	245,563
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Shell International Finance BV
2.88%, 05/10/26	300,000	295,350
2.50%, 09/12/26	250,000	243,595
3.88%, 11/13/28 (a)	300,000	294,714
4.13%, 05/11/35	75,000	72,143
6.38%, 12/15/38	500,000	560,070
5.50%, 03/25/40	225,000	232,589
2.88%, 11/26/41 (a)	50,000	36,349
3.63%, 08/21/42	80,000	63,783
3.13%, 11/07/49 (a)	200,000	136,564
3.00%, 11/26/51 (a)	200,000	132,140
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)(d)	150,000	150,144
5.03%, 10/01/29 (a)(d)	200,000	198,740
5.58%, 10/01/34 (a)(d)	200,000	197,112
6.18%, 10/01/54 (a)(d)	150,000	146,496
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	100,000	98,167
5.95%, 09/25/43 (a)	75,000	75,695
4.50%, 03/15/45 (a)	150,000	126,198
Suncor Energy, Inc.
7.15%, 02/01/32	200,000	220,772
5.95%, 12/01/34	75,000	78,132
6.80%, 05/15/38	96,000	105,211
6.50%, 06/15/38	75,000	81,487
6.85%, 06/01/39	150,000	167,190
4.00%, 11/15/47 (a)	100,000	76,551
3.75%, 03/04/51 (a)	150,000	108,393
Targa Resources Corp.
5.20%, 07/01/27 (a)	100,000	101,061
6.15%, 03/01/29 (a)	200,000	209,504
4.20%, 02/01/33 (a)	150,000	138,984
6.13%, 03/15/33 (a)	175,000	183,636
6.50%, 03/30/34 (a)	175,000	188,198
5.50%, 02/15/35 (a)	175,000	175,667
5.55%, 08/15/35 (a)	175,000	175,891
4.95%, 04/15/52 (a)	200,000	171,458
6.25%, 07/01/52 (a)	100,000	102,839
6.50%, 02/15/53 (a)	150,000	159,033
6.13%, 05/15/55 (a)	175,000	177,306
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	250,000	251,440
5.00%, 01/15/28 (a)	200,000	200,180
5.50%, 03/01/30 (a)	150,000	151,792
4.88%, 02/01/31 (a)	150,000	147,252
4.00%, 01/15/32 (a)	175,000	161,784
TC PipeLines LP
3.90%, 05/25/27 (a)	100,000	98,459
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	100,000	107,087
7.63%, 04/01/37	75,000	87,920
Texas Eastern Transmission LP
7.00%, 07/15/32	100,000	110,974
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	300,000	289,857
2.83%, 01/10/30 (a)	200,000	185,658
2.99%, 06/29/41 (a)	175,000	129,218
3.46%, 07/12/49 (a)	200,000	145,350
3.13%, 05/29/50 (a)	450,000	306,405
3.39%, 06/29/60 (a)	100,000	66,588
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	147,509
5.15%, 04/05/34 (a)	275,000	278,283
4.72%, 09/10/34 (a)	200,000	196,532
5.49%, 04/05/54 (a)	325,000	320,765
5.28%, 09/10/54 (a)	175,000	167,736
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.64%, 04/05/64 (a)	275,000	271,598
5.43%, 09/10/64 (a)	200,000	191,394
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	250,000	246,735
4.10%, 04/15/30 (a)	200,000	192,622
4.63%, 03/01/34 (a)	300,000	285,678
5.60%, 03/31/34	100,000	101,721
5.85%, 03/15/36	100,000	103,407
6.20%, 10/15/37	250,000	262,397
7.25%, 08/15/38	100,000	114,795
7.63%, 01/15/39	250,000	293,617
6.10%, 06/01/40	150,000	156,087
5.00%, 10/16/43 (a)	75,000	69,480
5.10%, 03/15/49 (a)	150,000	141,248
7.00%, 06/01/65 (a)(b)	150,000	148,784
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	100,000	98,094
3.25%, 05/15/30 (a)	200,000	185,310
5.40%, 08/15/41 (a)	100,000	97,814
4.45%, 08/01/42 (a)	100,000	86,378
4.60%, 03/15/48 (a)	100,000	86,445
3.95%, 05/15/50 (a)	100,000	77,331
Valero Energy Corp.
2.15%, 09/15/27 (a)	150,000	141,290
4.35%, 06/01/28 (a)	150,000	148,632
4.00%, 04/01/29 (a)	50,000	48,628
5.15%, 02/15/30 (a)	150,000	151,389
2.80%, 12/01/31 (a)	75,000	65,599
7.50%, 04/15/32	150,000	170,887
6.63%, 06/15/37	200,000	217,202
4.90%, 03/15/45	130,000	118,277
3.65%, 12/01/51 (a)	200,000	139,680
4.00%, 06/01/52 (a)	75,000	55,842
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	149,574
Western Midstream Operating LP
4.65%, 07/01/26 (a)	150,000	149,874
6.35%, 01/15/29 (a)	100,000	104,594
4.05%, 02/01/30 (a)(e)	200,000	190,526
6.15%, 04/01/33 (a)	200,000	207,412
5.45%, 11/15/34 (a)	150,000	148,362
5.45%, 04/01/44 (a)	100,000	91,330
5.30%, 03/01/48 (a)	150,000	132,161
5.50%, 08/15/48 (a)	100,000	89,740
5.25%, 02/01/50 (a)(e)	175,000	154,905
Williams Cos., Inc.
5.40%, 03/02/26	200,000	201,568
3.75%, 06/15/27 (a)	275,000	269,775
5.30%, 08/15/28 (a)	150,000	152,895
4.90%, 03/15/29 (a)	150,000	150,677
4.80%, 11/15/29 (a)	75,000	74,990
3.50%, 11/15/30 (a)	150,000	140,043
7.50%, 01/15/31	75,000	83,846
2.60%, 03/15/31 (a)	225,000	197,464
8.75%, 03/15/32	50,000	60,035
4.65%, 08/15/32 (a)	150,000	145,430
5.65%, 03/15/33 (a)	200,000	205,776
5.15%, 03/15/34 (a)	225,000	223,231
5.60%, 03/15/35 (a)	200,000	204,976
6.30%, 04/15/40	200,000	212,562
5.80%, 11/15/43 (a)	72,000	72,284
5.40%, 03/04/44 (a)	100,000	96,545
5.75%, 06/24/44 (a)	100,000	99,970
4.90%, 01/15/45 (a)	100,000	89,877
5.10%, 09/15/45 (a)	200,000	183,864
4.85%, 03/01/48 (a)	150,000	131,876
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 10/15/51 (a)	150,000	105,365
5.30%, 08/15/52 (a)	150,000	140,559
5.80%, 11/15/54 (a)	150,000	150,698
6.00%, 03/15/55 (a)	150,000	154,516
Woodside Finance Ltd.
5.10%, 09/12/34 (a)	225,000	221,011
5.70%, 09/12/54 (a)	150,000	146,037
		94,295,443
Industrial Other 0.1%
American University
3.67%, 04/01/49	100,000	77,719
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	150,000	153,573
Brown University
2.92%, 09/01/50 (a)	100,000	69,239
California Institute of Technology
4.32%, 08/01/45	100,000	89,909
3.65%, 09/01/19 (a)	150,000	100,191
Case Western Reserve University
5.41%, 06/01/22 (a)	50,000	49,002
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	150,000	147,937
4.00%, 05/01/32 (a)	150,000	142,986
Claremont Mckenna College
3.78%, 01/01/22 (a)	50,000	34,160
Cornell University
4.84%, 06/15/34 (a)(c)	100,000	101,018
Duke University
2.68%, 10/01/44	100,000	73,870
2.76%, 10/01/50	100,000	66,931
2.83%, 10/01/55	100,000	65,338
Emory University
2.97%, 09/01/50 (a)	150,000	103,278
George Washington University
4.30%, 09/15/44	100,000	89,399
4.87%, 09/15/45	50,000	47,842
4.13%, 09/15/48 (a)	150,000	127,579
Georgetown University
4.32%, 04/01/49 (a)	50,000	43,529
2.94%, 04/01/50 (a)	100,000	68,047
5.22%, 10/01/18 (a)	50,000	46,265
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	125,000	131,200
5.90%, 03/01/33 (a)	100,000	103,265
Johns Hopkins University
4.08%, 07/01/53	100,000	85,009
2.81%, 01/01/60 (a)	75,000	46,358
Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	187,464
3.65%, 05/01/48 (a)	100,000	80,280
Massachusetts Institute of Technology
3.96%, 07/01/38	150,000	139,215
2.99%, 07/01/50 (a)	100,000	70,475
2.29%, 07/01/51 (a)	100,000	59,983
5.60%, 07/01/11	150,000	158,238
4.68%, 07/01/14	175,000	154,800
MasTec, Inc.
5.90%, 06/15/29 (a)	100,000	102,704
Northeastern University
2.89%, 10/01/50	75,000	51,431
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northwestern University
4.64%, 12/01/44	100,000	95,217
2.64%, 12/01/50 (a)	100,000	63,274
President & Fellows of Harvard College
4.61%, 02/15/35 (a)	150,000	149,604
3.15%, 07/15/46 (a)	100,000	75,247
2.52%, 10/15/50 (a)	100,000	63,549
3.75%, 11/15/52 (a)	100,000	80,213
3.30%, 07/15/56 (a)	100,000	72,146
Quanta Services, Inc.
4.75%, 08/09/27 (a)	100,000	100,146
2.90%, 10/01/30 (a)	250,000	225,207
5.25%, 08/09/34 (a)	100,000	99,081
3.05%, 10/01/41 (a)	150,000	106,902
Thomas Jefferson University
3.85%, 11/01/57 (a)	75,000	55,261
Trustees of Boston College
3.13%, 07/01/52	100,000	71,448
Trustees of Columbia University in the City of New York
4.36%, 10/01/35 (a)	75,000	72,709
Trustees of Princeton University
5.70%, 03/01/39	150,000	163,254
2.52%, 07/01/50 (a)	100,000	64,124
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	150,000	92,379
4.67%, 09/01/12	50,000	44,096
3.61%, 02/15/19 (a)	75,000	51,646
University of Chicago
2.76%, 04/01/45 (a)	100,000	76,256
2.55%, 04/01/50 (a)	100,000	66,189
University of Miami
4.06%, 04/01/52	100,000	82,795
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	77,403
University of Southern California
3.03%, 10/01/39	150,000	122,863
3.84%, 10/01/47 (a)	150,000	125,115
2.95%, 10/01/51 (a)	100,000	67,918
4.98%, 10/01/53 (a)	100,000	97,876
3.23%, 10/01/20 (a)	100,000	60,704
Washington University
3.52%, 04/15/54 (a)	125,000	94,841
4.35%, 04/15/22 (a)	100,000	80,360
William Marsh Rice University
3.57%, 05/15/45	200,000	163,574
Yale University
1.48%, 04/15/30 (a)	50,000	43,473
2.40%, 04/15/50 (a)	100,000	62,366
		6,035,470
Technology 2.2%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	200,000	198,182
4.05%, 10/04/29 (a)	200,000	196,766
4.25%, 10/04/31 (a)	200,000	195,792
4.50%, 10/04/34 (a)	350,000	339,888
Adobe, Inc.
2.15%, 02/01/27 (a)	200,000	192,514
4.85%, 04/04/27 (a)	100,000	101,228
4.75%, 01/17/28 (a)	200,000	202,946
4.80%, 04/04/29 (a)	125,000	127,160
4.95%, 01/17/30 (a)	100,000	102,350
2.30%, 02/01/30 (a)	200,000	181,112
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 04/04/34 (a)	150,000	151,696
5.30%, 01/17/35 (a)	100,000	103,575
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	100,000	94,826
4.39%, 06/01/52 (a)	75,000	64,892
Alphabet, Inc.
2.00%, 08/15/26 (a)	400,000	387,880
0.80%, 08/15/27 (a)	150,000	138,386
1.10%, 08/15/30 (a)	450,000	381,087
1.90%, 08/15/40 (a)	250,000	168,892
2.05%, 08/15/50 (a)	400,000	230,756
2.25%, 08/15/60 (a)	375,000	212,779
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	133,103
Analog Devices, Inc.
3.50%, 12/05/26 (a)	100,000	98,552
3.45%, 06/15/27 (a)	100,000	98,123
1.70%, 10/01/28 (a)	200,000	182,068
2.10%, 10/01/31 (a)	200,000	171,466
5.05%, 04/01/34 (a)	100,000	101,725
2.80%, 10/01/41 (a)	200,000	147,018
2.95%, 10/01/51 (a)	200,000	132,810
5.30%, 04/01/54 (a)	100,000	99,122
Apple, Inc.
4.42%, 05/08/26 (a)	150,000	150,017
2.45%, 08/04/26 (a)	400,000	390,776
2.05%, 09/11/26 (a)	400,000	387,572
3.35%, 02/09/27 (a)	500,000	492,910
3.20%, 05/11/27 (a)	350,000	343,161
3.00%, 06/20/27 (a)	200,000	195,124
2.90%, 09/12/27 (a)	350,000	339,339
3.00%, 11/13/27 (a)	300,000	291,810
1.20%, 02/08/28 (a)	500,000	460,090
4.00%, 05/10/28 (a)	250,000	249,567
1.40%, 08/05/28 (a)	400,000	364,240
3.25%, 08/08/29 (a)	225,000	216,200
2.20%, 09/11/29 (a)	350,000	320,145
4.15%, 05/10/30 (a)	100,000	100,299
1.65%, 05/11/30 (a)	300,000	262,761
1.25%, 08/20/30 (a)	200,000	170,862
1.65%, 02/08/31 (a)	500,000	430,695
1.70%, 08/05/31 (a)	200,000	170,536
3.35%, 08/08/32 (a)	325,000	304,164
4.30%, 05/10/33 (a)	175,000	174,428
4.50%, 02/23/36 (a)	200,000	199,566
2.38%, 02/08/41 (a)	300,000	212,823
3.85%, 05/04/43	580,000	493,238
4.45%, 05/06/44	150,000	140,504
3.45%, 02/09/45	400,000	315,248
4.38%, 05/13/45	400,000	361,576
4.65%, 02/23/46 (a)	775,000	726,733
3.85%, 08/04/46 (a)	350,000	289,096
4.25%, 02/09/47 (a)	195,000	171,939
3.75%, 09/12/47 (a)	200,000	161,562
3.75%, 11/13/47 (a)	200,000	161,804
2.95%, 09/11/49 (a)	300,000	206,700
2.65%, 05/11/50 (a)	475,000	306,451
2.40%, 08/20/50 (a)	300,000	183,150
2.65%, 02/08/51 (a)	575,000	366,499
2.70%, 08/05/51 (a)	350,000	224,269
3.95%, 08/08/52 (a)	350,000	287,521
4.85%, 05/10/53 (a)	250,000	244,117
2.55%, 08/20/60 (a)	300,000	179,859
2.80%, 02/08/61 (a)	325,000	199,482
2.85%, 08/05/61 (a)	275,000	170,794
4.10%, 08/08/62 (a)	200,000	163,496
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Applied Materials, Inc.
3.30%, 04/01/27 (a)	225,000	220,599
4.80%, 06/15/29 (a)	150,000	152,119
1.75%, 06/01/30 (a)	150,000	130,452
5.10%, 10/01/35 (a)	75,000	76,529
5.85%, 06/15/41	100,000	106,536
4.35%, 04/01/47 (a)	150,000	131,243
2.75%, 06/01/50 (a)	150,000	97,478
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	100,000	97,373
5.15%, 08/21/29 (a)	100,000	100,667
2.95%, 02/15/32 (a)	100,000	86,451
5.88%, 04/10/34 (a)	100,000	101,867
Atlassian Corp.
5.25%, 05/15/29 (a)	100,000	101,668
5.50%, 05/15/34 (a)	100,000	102,242
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	97,768
2.85%, 01/15/30 (a)	100,000	91,984
2.40%, 12/15/31 (a)	200,000	171,794
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	200,000	185,110
1.25%, 09/01/30 (a)	200,000	169,226
4.45%, 09/09/34 (a)	175,000	170,718
Avnet, Inc.
6.25%, 03/15/28 (a)	100,000	103,699
3.00%, 05/15/31 (a)	100,000	87,211
5.50%, 06/01/32 (a)	50,000	50,121
Baidu, Inc.
1.72%, 04/09/26 (a)	200,000	194,078
4.88%, 11/14/28 (a)	200,000	201,930
2.38%, 10/09/30 (a)(c)	200,000	177,642
2.38%, 08/23/31 (a)(c)	200,000	174,418
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	700,000	692,398
3.50%, 01/15/28 (a)	150,000	146,171
Broadcom, Inc.
3.46%, 09/15/26 (a)	156,000	153,713
5.05%, 07/12/27 (a)	225,000	227,754
1.95%, 02/15/28 (a)(d)	100,000	93,019
4.15%, 02/15/28 (a)	150,000	148,439
4.80%, 04/15/28 (a)	200,000	201,440
4.11%, 09/15/28 (a)	250,000	246,332
4.00%, 04/15/29 (a)(d)	150,000	146,273
4.75%, 04/15/29 (a)	300,000	300,807
5.05%, 07/12/29 (a)	400,000	405,248
4.35%, 02/15/30 (a)	250,000	245,877
5.00%, 04/15/30 (a)	150,000	152,127
5.05%, 04/15/30 (a)	150,000	152,232
4.15%, 11/15/30 (a)	400,000	387,352
2.45%, 02/15/31 (a)(d)	525,000	461,254
5.15%, 11/15/31 (a)	250,000	254,102
4.55%, 02/15/32 (a)	150,000	146,840
4.15%, 04/15/32 (a)(d)	250,000	238,050
5.20%, 04/15/32 (a)	200,000	203,486
4.30%, 11/15/32 (a)	350,000	335,454
2.60%, 02/15/33 (a)(d)	300,000	253,575
3.42%, 04/15/33 (a)(d)	450,000	402,106
3.47%, 04/15/34 (a)(d)	600,000	530,292
4.80%, 10/15/34 (a)	300,000	293,697
3.14%, 11/15/35 (a)(d)	625,000	521,100
3.19%, 11/15/36 (a)(d)	525,000	432,421
4.93%, 05/15/37 (a)(d)	463,000	449,707
3.50%, 02/15/41 (a)(d)	525,000	418,813
3.75%, 02/15/51 (a)(d)	350,000	267,561
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	98,417
2.90%, 12/01/29 (a)	150,000	138,126
2.60%, 05/01/31 (a)	200,000	175,166
Cadence Design Systems, Inc.
4.20%, 09/10/27	100,000	99,339
4.30%, 09/10/29 (a)	200,000	197,670
4.70%, 09/10/34 (a)	175,000	170,791
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	200,000	192,974
4.25%, 04/01/28 (a)	200,000	196,344
3.25%, 02/15/29 (a)	100,000	93,730
5.10%, 03/01/30 (a)	100,000	100,053
3.57%, 12/01/31 (a)	200,000	181,088
5.55%, 08/22/34 (a)	100,000	99,953
CGI, Inc.
1.45%, 09/14/26 (a)	100,000	95,502
2.30%, 09/14/31 (a)	100,000	85,435
Cisco Systems, Inc.
2.50%, 09/20/26 (a)	200,000	195,080
4.80%, 02/26/27 (a)	400,000	404,268
4.55%, 02/24/28 (a)	200,000	201,064
4.85%, 02/26/29 (a)	500,000	507,270
4.75%, 02/24/30 (a)	200,000	202,148
4.95%, 02/26/31 (a)	500,000	509,575
4.95%, 02/24/32 (a)	200,000	202,670
5.05%, 02/26/34 (a)	500,000	507,830
5.10%, 02/24/35 (a)	200,000	203,362
5.90%, 02/15/39	375,000	405,626
5.50%, 01/15/40	400,000	413,880
5.30%, 02/26/54 (a)	350,000	350,462
5.50%, 02/24/55 (a)	150,000	154,068
5.35%, 02/26/64 (a)	200,000	197,788
Concentrix Corp.
6.65%, 08/02/26 (a)	150,000	153,219
6.60%, 08/02/28 (a)	150,000	156,631
6.85%, 08/02/33 (a)	100,000	104,021
Corning, Inc.
5.75%, 08/15/40	100,000	102,679
4.75%, 03/15/42	100,000	91,511
5.35%, 11/15/48 (a)	100,000	96,874
3.90%, 11/15/49 (a)	100,000	77,836
4.38%, 11/15/57 (a)	150,000	122,120
5.85%, 11/15/68 (a)	50,000	50,150
5.45%, 11/15/79 (a)	190,000	178,885
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)	414,000	420,015
4.90%, 10/01/26 (a)	350,000	351,571
6.10%, 07/15/27 (a)	100,000	103,183
5.25%, 02/01/28 (a)	200,000	203,942
5.30%, 10/01/29 (a)	300,000	305,865
4.35%, 02/01/30 (a)	150,000	146,994
6.20%, 07/15/30 (a)	100,000	106,356
5.75%, 02/01/33 (a)	200,000	208,978
5.40%, 04/15/34 (a)	175,000	177,933
4.85%, 02/01/35 (a)	150,000	144,885
8.10%, 07/15/36 (a)	189,000	228,189
3.38%, 12/15/41 (a)	150,000	113,486
8.35%, 07/15/46 (a)	164,000	212,769
3.45%, 12/15/51 (a)	150,000	104,370
Dell, Inc.
7.10%, 04/15/28	75,000	80,201
6.50%, 04/15/38	75,000	80,556
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	143,394
2.38%, 09/15/28 (a)	150,000	137,721
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equifax, Inc.
5.10%, 12/15/27 (a)	150,000	151,857
5.10%, 06/01/28 (a)	150,000	152,143
4.80%, 09/15/29 (a)	150,000	150,193
3.10%, 05/15/30 (a)	100,000	92,055
2.35%, 09/15/31 (a)	200,000	171,352
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/34 (a)	125,000	128,119
Equinix, Inc.
1.45%, 05/15/26 (a)	100,000	96,427
2.90%, 11/18/26 (a)	100,000	97,294
1.55%, 03/15/28 (a)	250,000	228,530
2.00%, 05/15/28 (a)	75,000	69,228
3.20%, 11/18/29 (a)	200,000	186,722
2.15%, 07/15/30 (a)	200,000	175,244
2.50%, 05/15/31 (a)	200,000	174,400
3.90%, 04/15/32 (a)	200,000	187,416
3.00%, 07/15/50 (a)	100,000	65,073
2.95%, 09/15/51 (a)	125,000	79,825
3.40%, 02/15/52 (a)	100,000	69,861
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	100,000	96,775
3.45%, 03/01/32 (a)	100,000	89,828
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	250,000	241,607
1.65%, 03/01/28 (a)	150,000	137,616
2.25%, 03/01/31 (a)	200,000	173,354
5.10%, 07/15/32 (a)	150,000	151,005
3.10%, 03/01/41 (a)	100,000	74,215
4.50%, 08/15/46 (a)	75,000	63,751
Fiserv, Inc.
3.20%, 07/01/26 (a)	400,000	392,780
5.15%, 03/15/27 (a)	150,000	151,528
2.25%, 06/01/27 (a)	250,000	238,202
5.45%, 03/02/28 (a)	150,000	153,607
5.38%, 08/21/28 (a)	150,000	153,367
4.20%, 10/01/28 (a)	150,000	147,774
3.50%, 07/01/29 (a)	575,000	546,020
4.75%, 03/15/30 (a)	150,000	149,982
2.65%, 06/01/30 (a)	150,000	134,916
5.35%, 03/15/31 (a)	75,000	77,009
5.60%, 03/02/33 (a)	175,000	180,458
5.63%, 08/21/33 (a)	250,000	258,890
5.45%, 03/15/34 (a)	150,000	152,799
5.15%, 08/12/34 (a)	150,000	149,712
4.40%, 07/01/49 (a)	375,000	315,109
Flex Ltd.
6.00%, 01/15/28 (a)	100,000	103,042
4.88%, 06/15/29 (a)	100,000	99,659
4.88%, 05/12/30 (a)	100,000	99,266
5.25%, 01/15/32 (a)	100,000	99,965
Fortinet, Inc.
1.00%, 03/15/26 (a)	100,000	96,349
2.20%, 03/15/31 (a)	100,000	86,632
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	150,000	155,439
Global Payments, Inc.
1.20%, 03/01/26 (a)	200,000	192,930
4.80%, 04/01/26 (a)	150,000	150,113
2.15%, 01/15/27 (a)	150,000	143,355
4.45%, 06/01/28 (a)	100,000	99,202
3.20%, 08/15/29 (a)	300,000	279,969
5.30%, 08/15/29 (a)	100,000	101,513
2.90%, 05/15/30 (a)	225,000	203,899
2.90%, 11/15/31 (a)	150,000	131,673
5.40%, 08/15/32 (a)	150,000	152,829
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 08/15/49 (a)	100,000	77,128
5.95%, 08/15/52 (a)	150,000	150,229
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (a)	200,000	194,214
4.45%, 09/25/26	300,000	299,775
4.40%, 09/25/27 (a)	200,000	199,092
5.25%, 07/01/28 (a)	100,000	102,007
4.55%, 10/15/29 (a)	300,000	297,735
4.85%, 10/15/31 (a)	250,000	249,242
5.00%, 10/15/34 (a)	350,000	344,645
6.20%, 10/15/35 (a)	150,000	160,665
6.35%, 10/15/45 (a)	262,000	277,259
5.60%, 10/15/54 (a)	300,000	292,848
HP, Inc.
1.45%, 06/17/26 (a)	200,000	192,472
3.00%, 06/17/27 (a)	200,000	193,084
4.75%, 01/15/28 (a)	100,000	100,745
4.00%, 04/15/29 (a)	200,000	194,346
2.65%, 06/17/31 (a)	200,000	174,592
4.20%, 04/15/32 (a)	150,000	142,559
5.50%, 01/15/33 (a)	150,000	153,192
6.00%, 09/15/41	250,000	256,572
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (a)	100,000	100,479
4.60%, 02/05/29 (a)	100,000	100,154
4.75%, 02/05/31 (a)	150,000	150,325
4.90%, 02/05/34 (a)	200,000	196,824
5.25%, 02/05/44 (a)	200,000	193,454
5.30%, 02/05/54 (a)	300,000	285,390
Intel Corp.
2.60%, 05/19/26 (a)	250,000	244,420
3.75%, 03/25/27 (a)	225,000	220,840
3.15%, 05/11/27 (a)	150,000	145,197
3.75%, 08/05/27 (a)	200,000	195,892
4.88%, 02/10/28 (a)	300,000	301,428
1.60%, 08/12/28 (a)	200,000	180,006
4.00%, 08/05/29 (a)	200,000	192,866
2.45%, 11/15/29 (a)	350,000	314,433
5.13%, 02/10/30 (a)	200,000	201,600
3.90%, 03/25/30 (a)	300,000	286,278
5.00%, 02/21/31 (a)	100,000	100,295
2.00%, 08/12/31 (a)	300,000	250,539
4.15%, 08/05/32 (a)	200,000	186,854
4.00%, 12/15/32	150,000	138,188
5.20%, 02/10/33 (a)	400,000	396,756
5.15%, 02/21/34 (a)	150,000	147,876
4.60%, 03/25/40 (a)	150,000	131,174
2.80%, 08/12/41 (a)	150,000	100,484
4.80%, 10/01/41	170,000	148,084
4.25%, 12/15/42	100,000	80,192
5.63%, 02/10/43 (a)	200,000	191,800
4.90%, 07/29/45 (a)	175,000	150,507
4.10%, 05/19/46 (a)	250,000	190,782
4.10%, 05/11/47 (a)	175,000	132,643
3.73%, 12/08/47 (a)	350,000	248,622
3.25%, 11/15/49 (a)	400,000	257,536
4.75%, 03/25/50 (a)	400,000	331,360
3.05%, 08/12/51 (a)	250,000	152,195
4.90%, 08/05/52 (a)	300,000	252,546
5.70%, 02/10/53 (a)	400,000	377,028
5.60%, 02/21/54 (a)	200,000	186,642
3.10%, 02/15/60 (a)	160,000	91,077
4.95%, 03/25/60 (a)	175,000	145,938
3.20%, 08/12/61 (a)	100,000	58,324
5.05%, 08/05/62 (a)	200,000	167,410
5.90%, 02/10/63 (a)	275,000	263,805
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
International Business Machines Corp.
3.30%, 05/15/26	550,000	542,173
3.30%, 01/27/27	150,000	147,074
2.20%, 02/09/27 (a)	150,000	143,925
1.70%, 05/15/27 (a)	200,000	188,524
4.15%, 07/27/27 (a)	150,000	149,192
6.22%, 08/01/27	130,000	135,344
4.50%, 02/06/28 (a)	200,000	200,786
4.65%, 02/10/28	175,000	175,523
3.50%, 05/15/29	500,000	478,880
4.80%, 02/10/30 (a)	175,000	175,934
1.95%, 05/15/30 (a)	200,000	175,166
2.72%, 02/09/32 (a)	100,000	88,148
5.00%, 02/10/32 (a)	175,000	176,143
4.40%, 07/27/32 (a)	200,000	193,924
5.88%, 11/29/32	100,000	106,871
4.75%, 02/06/33 (a)	150,000	148,725
5.20%, 02/10/35 (a)	175,000	176,169
4.15%, 05/15/39	350,000	308,703
5.60%, 11/30/39	150,000	153,778
2.85%, 05/15/40 (a)	100,000	73,826
4.00%, 06/20/42	200,000	167,004
4.70%, 02/19/46	150,000	134,613
4.25%, 05/15/49	500,000	414,155
2.95%, 05/15/50 (a)	100,000	65,246
3.43%, 02/09/52 (a)	150,000	105,722
4.90%, 07/27/52 (a)	150,000	136,167
5.10%, 02/06/53 (a)	150,000	140,334
5.70%, 02/10/55 (a)	175,000	176,340
7.13%, 12/01/96	75,000	95,053
Intuit, Inc.
5.25%, 09/15/26 (a)	200,000	202,772
1.35%, 07/15/27 (a)	150,000	140,243
5.13%, 09/15/28 (a)	100,000	102,586
1.65%, 07/15/30 (a)	100,000	86,261
5.20%, 09/15/33 (a)	200,000	205,014
5.50%, 09/15/53 (a)	225,000	228,373
Jabil, Inc.
1.70%, 04/15/26 (a)	200,000	193,398
3.60%, 01/15/30 (a)	100,000	93,927
3.00%, 01/15/31 (a)	200,000	179,092
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	100,000	96,185
5.95%, 03/15/41	100,000	101,041
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	150,126
3.00%, 10/30/29 (a)	100,000	92,476
4.95%, 10/15/34 (a)	100,000	98,452
KLA Corp.
4.10%, 03/15/29 (a)	100,000	98,568
4.65%, 07/15/32 (a)	200,000	199,216
4.70%, 02/01/34 (a)	100,000	98,692
5.00%, 03/15/49 (a)	150,000	142,295
3.30%, 03/01/50 (a)	100,000	71,542
4.95%, 07/15/52 (a)	275,000	257,405
5.25%, 07/15/62 (a)	150,000	144,903
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	150,000	143,883
3.15%, 10/15/31 (a)	150,000	132,902
6.35%, 02/20/34 (a)	100,000	105,853
4.10%, 10/15/41 (a)	100,000	80,159
Lam Research Corp.
3.75%, 03/15/26 (a)	100,000	99,349
4.00%, 03/15/29 (a)	150,000	147,474
1.90%, 06/15/30 (a)	200,000	175,214
4.88%, 03/15/49 (a)	150,000	139,211
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 06/15/50 (a)	100,000	65,352
3.13%, 06/15/60 (a)	75,000	47,870
Leidos, Inc.
4.38%, 05/15/30 (a)	150,000	145,607
2.30%, 02/15/31 (a)	200,000	172,196
5.40%, 03/15/32 (a)	75,000	75,924
5.75%, 03/15/33 (a)	100,000	102,893
5.50%, 03/15/35 (a)	100,000	100,943
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	96,792
2.45%, 04/15/28 (a)	100,000	93,411
4.88%, 06/22/28 (a)	100,000	100,291
5.75%, 02/15/29 (a)	100,000	103,388
2.95%, 04/15/31 (a)	100,000	89,609
5.95%, 09/15/33 (a)	100,000	105,219
Mastercard, Inc.
2.95%, 11/21/26 (a)	150,000	147,054
3.30%, 03/26/27 (a)	150,000	147,272
4.10%, 01/15/28 (a)	150,000	149,579
3.50%, 02/26/28 (a)	100,000	98,154
4.88%, 03/09/28 (a)	150,000	152,539
4.55%, 03/15/28 (a)	75,000	75,653
2.95%, 06/01/29 (a)	150,000	141,825
3.35%, 03/26/30 (a)	300,000	284,280
1.90%, 03/15/31 (a)	75,000	64,973
2.00%, 11/18/31 (a)	100,000	85,244
4.35%, 01/15/32 (a)	200,000	196,398
4.95%, 03/15/32 (a)	95,000	96,456
4.85%, 03/09/33 (a)	150,000	151,072
4.88%, 05/09/34 (a)	225,000	225,907
4.55%, 01/15/35 (a)	225,000	219,787
3.80%, 11/21/46 (a)	100,000	81,607
3.95%, 02/26/48 (a)	100,000	82,857
3.65%, 06/01/49 (a)	250,000	194,822
3.85%, 03/26/50 (a)	275,000	221,592
2.95%, 03/15/51 (a)	150,000	101,082
Microchip Technology, Inc.
4.90%, 03/15/28	175,000	175,656
5.05%, 03/15/29 (a)	150,000	151,263
5.05%, 02/15/30 (a)	175,000	175,782
Micron Technology, Inc.
4.19%, 02/15/27 (a)	150,000	148,944
5.38%, 04/15/28 (a)	200,000	203,502
5.33%, 02/06/29 (a)	100,000	101,556
6.75%, 11/01/29 (a)	200,000	214,856
4.66%, 02/15/30 (a)	150,000	148,109
5.30%, 01/15/31 (a)	150,000	152,151
2.70%, 04/15/32 (a)	200,000	171,678
5.88%, 02/09/33 (a)	150,000	156,459
5.88%, 09/15/33 (a)	200,000	209,096
5.80%, 01/15/35 (a)	200,000	206,810
3.37%, 11/01/41 (a)	100,000	75,374
3.48%, 11/01/51 (a)	100,000	69,493
Microsoft Corp.
2.40%, 08/08/26 (a)	750,000	732,405
3.40%, 09/15/26 (a)	150,000	148,478
3.30%, 02/06/27 (a)	750,000	738,810
3.40%, 06/15/27 (a)	75,000	73,933
1.35%, 09/15/30 (a)	100,000	86,217
3.50%, 02/12/35 (a)	250,000	231,787
4.20%, 11/03/35 (a)	150,000	147,155
3.45%, 08/08/36 (a)	350,000	314,338
4.10%, 02/06/37 (a)	150,000	143,139
5.20%, 06/01/39	150,000	158,079
4.50%, 10/01/40	100,000	99,545
5.30%, 02/08/41 (c)	100,000	110,438
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 11/15/42	75,000	62,765
3.75%, 02/12/45 (a)	100,000	86,248
4.45%, 11/03/45 (a)	175,000	165,524
3.70%, 08/08/46 (a)	349,000	286,508
4.25%, 02/06/47 (a)	200,000	183,540
4.50%, 06/15/47 (a)	100,000	92,447
2.53%, 06/01/50 (a)	1,150,000	733,378
2.50%, 09/15/50 (a)	250,000	157,562
2.92%, 03/17/52 (a)	1,125,000	769,410
4.00%, 02/12/55 (a)	100,000	83,802
3.95%, 08/08/56 (a)	50,000	41,382
4.50%, 02/06/57 (a)	150,000	138,951
2.68%, 06/01/60 (a)	729,000	444,581
3.04%, 03/17/62 (a)	345,000	227,924
Moody's Corp.
3.25%, 01/15/28 (a)	100,000	97,036
4.25%, 02/01/29 (a)	75,000	74,552
2.00%, 08/19/31 (a)	200,000	169,830
5.00%, 08/05/34 (a)	100,000	100,225
2.75%, 08/19/41 (a)	100,000	71,336
5.25%, 07/15/44	100,000	98,024
4.88%, 12/17/48 (a)	100,000	92,092
3.25%, 05/20/50 (a)	100,000	69,661
3.75%, 02/25/52 (a)	50,000	38,326
3.10%, 11/29/61 (a)	100,000	63,042
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	150,032
5.00%, 04/15/29 (a)	50,000	50,412
4.60%, 05/23/29 (a)	150,000	149,040
2.30%, 11/15/30 (a)	175,000	152,976
2.75%, 05/24/31 (a)	150,000	132,707
5.60%, 06/01/32 (a)	100,000	103,376
5.40%, 04/15/34 (a)	200,000	203,240
5.50%, 09/01/44	50,000	49,176
NetApp, Inc.
2.38%, 06/22/27 (a)	150,000	142,952
2.70%, 06/22/30 (a)	100,000	89,777
Nokia OYJ
4.38%, 06/12/27	100,000	99,004
6.63%, 05/15/39	100,000	103,923
NVIDIA Corp.
3.20%, 09/16/26 (a)	200,000	197,162
1.55%, 06/15/28 (a)	200,000	184,060
2.85%, 04/01/30 (a)	250,000	232,640
2.00%, 06/15/31 (a)	225,000	195,295
3.50%, 04/01/40 (a)	200,000	169,494
3.50%, 04/01/50 (a)	425,000	328,062
3.70%, 04/01/60 (a)	100,000	76,811
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	250,000	251,165
5.55%, 12/01/28 (a)	100,000	102,358
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/27 (a)	100,000	99,695
4.30%, 06/18/29 (a)	150,000	147,032
3.40%, 05/01/30 (a)	200,000	186,678
2.50%, 05/11/31 (a)	200,000	173,482
2.65%, 02/15/32 (a)	200,000	171,692
5.00%, 01/15/33 (a)	200,000	198,370
3.25%, 05/11/41 (a)	175,000	131,845
3.13%, 02/15/42 (a)	100,000	72,999
3.25%, 11/30/51 (a)	100,000	66,833
Oracle Corp.
1.65%, 03/25/26 (a)	500,000	485,020
2.65%, 07/15/26 (a)	575,000	560,642
2.80%, 04/01/27 (a)	400,000	386,232
3.25%, 11/15/27 (a)	500,000	483,885
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 03/25/28 (a)	350,000	327,887
4.50%, 05/06/28 (a)	200,000	200,080
4.80%, 08/03/28 (a)	300,000	302,796
4.20%, 09/27/29 (a)	300,000	293,925
6.15%, 11/09/29 (a)	250,000	264,645
2.95%, 04/01/30 (a)	600,000	551,178
4.65%, 05/06/30 (a)	150,000	149,388
3.25%, 05/15/30 (a)	150,000	139,524
2.88%, 03/25/31 (a)	700,000	626,696
5.25%, 02/03/32 (a)	200,000	203,056
6.25%, 11/09/32 (a)	400,000	428,668
4.90%, 02/06/33 (a)	250,000	246,717
4.30%, 07/08/34 (a)	300,000	280,857
4.70%, 09/27/34 (a)	300,000	288,555
3.90%, 05/15/35 (a)	250,000	223,705
5.50%, 08/03/35 (a)	350,000	356,618
3.85%, 07/15/36 (a)	200,000	174,406
3.80%, 11/15/37 (a)	300,000	255,669
6.50%, 04/15/38	275,000	300,025
6.13%, 07/08/39	250,000	264,490
3.60%, 04/01/40 (a)	550,000	439,219
5.38%, 07/15/40	400,000	389,880
3.65%, 03/25/41 (a)	400,000	316,848
4.50%, 07/08/44 (a)	205,000	176,146
4.13%, 05/15/45 (a)	350,000	283,143
4.00%, 07/15/46 (a)	545,000	428,206
4.00%, 11/15/47 (a)	400,000	311,992
3.60%, 04/01/50 (a)	875,000	624,732
3.95%, 03/25/51 (a)	600,000	452,844
6.90%, 11/09/52 (a)	450,000	511,497
5.55%, 02/06/53 (a)	400,000	383,552
5.38%, 09/27/54 (a)	375,000	352,612
4.38%, 05/15/55 (a)	225,000	179,692
6.00%, 08/03/55 (a)	350,000	358,536
3.85%, 04/01/60 (a)	650,000	457,866
4.10%, 03/25/61 (a)	275,000	202,185
5.50%, 09/27/64 (a)	300,000	279,957
6.13%, 08/03/65 (a)	200,000	204,326
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	200,000	194,798
3.90%, 06/01/27 (a)	100,000	99,039
2.85%, 10/01/29 (a)	300,000	279,153
2.30%, 06/01/30 (a)	200,000	178,554
4.40%, 06/01/32 (a)	200,000	195,232
5.15%, 06/01/34 (a)	150,000	151,746
3.25%, 06/01/50 (a)	150,000	104,219
5.05%, 06/01/52 (a)	200,000	187,976
5.50%, 06/01/54 (a)	75,000	74,891
5.25%, 06/01/62 (a)	125,000	116,948
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	191,430
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	350,000	342,863
1.30%, 05/20/28 (a)	217,000	197,798
2.15%, 05/20/30 (a)	200,000	178,596
1.65%, 05/20/32 (a)	208,000	168,938
4.25%, 05/20/32 (a)	100,000	97,349
5.40%, 05/20/33 (a)	150,000	156,502
4.65%, 05/20/35 (a)	175,000	172,293
4.80%, 05/20/45 (a)	250,000	230,950
4.30%, 05/20/47 (a)	300,000	255,420
3.25%, 05/20/50 (a)	175,000	123,184
4.50%, 05/20/52 (a)	200,000	173,182
6.00%, 05/20/53 (a)	225,000	240,343
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	146,450
3.00%, 05/22/30 (a)	175,000	161,502
4.75%, 05/20/32 (a)	100,000	99,588
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	150,000	148,221
1.40%, 09/15/27 (a)	150,000	138,650
4.20%, 09/15/28 (a)	150,000	148,133
2.95%, 09/15/29 (a)	100,000	93,048
4.50%, 10/15/29 (a)	100,000	99,470
2.00%, 06/30/30 (a)	100,000	87,294
1.75%, 02/15/31 (a)	200,000	168,128
4.75%, 02/15/32 (a)	100,000	99,110
4.90%, 10/15/34 (a)	200,000	196,864
S&P Global, Inc.
2.95%, 01/22/27 (a)	100,000	97,382
2.45%, 03/01/27 (a)	200,000	192,588
4.75%, 08/01/28 (a)	150,000	151,489
2.70%, 03/01/29 (a)	250,000	233,837
4.25%, 05/01/29 (a)	175,000	173,406
2.50%, 12/01/29 (a)	100,000	91,241
1.25%, 08/15/30 (a)	150,000	126,854
2.90%, 03/01/32 (a)	300,000	267,186
5.25%, 09/15/33 (a)	150,000	154,299
3.25%, 12/01/49 (a)	100,000	71,450
3.70%, 03/01/52 (a)	150,000	115,925
2.30%, 08/15/60 (a)	100,000	52,197
3.90%, 03/01/62 (a)	100,000	76,681
Salesforce, Inc.
3.70%, 04/11/28 (a)	300,000	295,104
1.50%, 07/15/28 (a)	150,000	137,010
1.95%, 07/15/31 (a)	300,000	257,553
2.70%, 07/15/41 (a)	250,000	181,562
2.90%, 07/15/51 (a)	350,000	230,898
3.05%, 07/15/61 (a)	200,000	126,370
ServiceNow, Inc.
1.40%, 09/01/30 (a)	300,000	253,404
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	100,000	96,273
3.00%, 06/01/31 (a)	100,000	86,497
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	150,000	143,910
2.38%, 08/09/28 (a)	100,000	92,441
2.65%, 08/09/31 (a)	100,000	85,477
6.10%, 04/12/34 (a)	100,000	105,042
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	133,500
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	200,000	173,526
Texas Instruments, Inc.
1.13%, 09/15/26 (a)	50,000	47,746
4.60%, 02/08/27 (a)	125,000	125,895
2.90%, 11/03/27 (a)	75,000	72,512
4.60%, 02/15/28 (a)	150,000	151,567
4.60%, 02/08/29 (a)	125,000	126,111
2.25%, 09/04/29 (a)	100,000	91,328
1.75%, 05/04/30 (a)	100,000	87,481
1.90%, 09/15/31 (a)	100,000	85,540
3.65%, 08/16/32 (a)	100,000	93,476
4.90%, 03/14/33 (a)	200,000	202,820
4.85%, 02/08/34 (a)	100,000	100,423
3.88%, 03/15/39 (a)	150,000	133,233
4.15%, 05/15/48 (a)	300,000	252,075
2.70%, 09/15/51 (a)	100,000	63,132
4.10%, 08/16/52 (a)	75,000	61,703
5.00%, 03/14/53 (a)	100,000	94,824
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 02/08/54 (a)	150,000	145,506
5.05%, 05/18/63 (a)	300,000	280,761
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	100,000	98,715
5.50%, 08/15/35	100,000	103,029
5.85%, 04/15/40	100,000	104,739
5.65%, 11/23/43 (a)	75,000	75,722
Trimble, Inc.
4.90%, 06/15/28 (a)	100,000	100,431
6.10%, 03/15/33 (a)	150,000	158,374
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	250,000	239,330
3.88%, 04/22/27 (a)	200,000	197,876
4.13%, 04/22/29 (a)	200,000	197,662
2.50%, 10/25/31 (a)	250,000	220,162
4.25%, 04/22/32 (a)	200,000	196,862
3.13%, 10/25/41 (a)	250,000	199,480
4.50%, 04/22/52 (a)(c)	200,000	189,892
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	100,000	96,950
2.50%, 02/04/32 (a)	100,000	86,991
7.13%, 10/01/37	100,000	116,923
VeriSign, Inc.
4.75%, 07/15/27 (a)	150,000	149,813
2.70%, 06/15/31 (a)	100,000	87,431
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	150,000	146,942
5.75%, 04/01/33 (a)	100,000	104,990
5.25%, 06/05/34 (a)	100,000	101,070
5.50%, 06/15/45 (a)	50,000	49,090
3.63%, 05/15/50 (a)	100,000	73,351
Visa, Inc.
1.90%, 04/15/27 (a)	300,000	286,362
0.75%, 08/15/27 (a)	150,000	138,425
2.75%, 09/15/27 (a)	150,000	144,704
2.05%, 04/15/30 (a)	300,000	267,894
1.10%, 02/15/31 (a)	200,000	166,090
4.15%, 12/14/35 (a)	330,000	312,979
2.70%, 04/15/40 (a)	150,000	113,196
4.30%, 12/14/45 (a)	670,000	593,627
3.65%, 09/15/47 (a)	100,000	79,283
2.00%, 08/15/50 (a)	250,000	139,533
VMware LLC
1.40%, 08/15/26 (a)	250,000	238,582
4.65%, 05/15/27 (a)	125,000	125,293
3.90%, 08/21/27 (a)	200,000	196,404
1.80%, 08/15/28 (a)	200,000	182,018
4.70%, 05/15/30 (a)	150,000	148,775
2.20%, 08/15/31 (a)	250,000	212,910
Western Digital Corp.
2.85%, 02/01/29 (a)	100,000	91,285
3.10%, 02/01/32 (a)	100,000	85,607
Western Union Co.
1.35%, 03/15/26 (a)	200,000	193,020
6.20%, 11/17/36	100,000	102,337
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	195,966
3.70%, 04/01/29 (a)	150,000	144,567
3.80%, 04/01/32 (a)	225,000	208,813
Xilinx, Inc.
2.38%, 06/01/30 (a)	200,000	179,268
		122,143,861
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transportation 0.5%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	129,891	113,915
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	119,463	115,862
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	119,134	115,185
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	122,753	117,383
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	92,250	87,946
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	87,445	79,901
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	100,000	97,791
6.20%, 08/15/36	50,000	55,240
6.15%, 05/01/37	100,000	109,910
5.75%, 05/01/40 (a)	100,000	105,652
5.05%, 03/01/41 (a)	100,000	97,308
5.40%, 06/01/41 (a)	100,000	100,946
4.95%, 09/15/41 (a)	100,000	95,926
4.40%, 03/15/42 (a)	100,000	89,660
4.38%, 09/01/42 (a)	150,000	133,813
4.45%, 03/15/43 (a)	200,000	179,536
5.15%, 09/01/43 (a)	100,000	98,733
4.90%, 04/01/44 (a)	175,000	165,942
4.55%, 09/01/44 (a)	165,000	149,167
4.15%, 04/01/45 (a)	250,000	212,932
4.70%, 09/01/45 (a)	100,000	91,893
3.90%, 08/01/46 (a)	100,000	81,410
4.13%, 06/15/47 (a)	100,000	84,185
4.05%, 06/15/48 (a)	150,000	124,008
4.15%, 12/15/48 (a)	200,000	167,238
3.55%, 02/15/50 (a)	100,000	75,498
3.05%, 02/15/51 (a)	100,000	68,009
3.30%, 09/15/51 (a)	200,000	142,510
2.88%, 06/15/52 (a)	150,000	97,275
4.45%, 01/15/53 (a)	200,000	174,152
5.20%, 04/15/54 (a)	300,000	292,467
5.50%, 03/15/55 (a)	200,000	204,062
Canadian National Railway Co.
2.75%, 03/01/26 (a)	100,000	98,431
6.90%, 07/15/28	150,000	160,833
3.85%, 08/05/32 (a)	150,000	140,862
5.85%, 11/01/33 (a)	100,000	106,939
4.38%, 09/18/34 (a)	150,000	144,138
6.20%, 06/01/36	150,000	164,736
3.20%, 08/02/46 (a)	150,000	109,524
3.65%, 02/03/48 (a)	100,000	78,166
4.45%, 01/20/49 (a)	150,000	132,660
2.45%, 05/01/50 (a)	200,000	121,062
4.40%, 08/05/52 (a)	100,000	87,069
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	100,000	95,366
4.00%, 06/01/28 (a)	100,000	98,417
2.88%, 11/15/29 (a)	100,000	93,019
2.05%, 03/05/30 (a)	100,000	88,626
7.13%, 10/15/31	75,000	84,753
2.45%, 12/02/31 (a)	300,000	260,868
4.80%, 09/15/35 (a)	50,000	49,218
5.95%, 05/15/37	100,000	106,201
3.00%, 12/02/41 (a)	200,000	146,938
4.30%, 05/15/43 (a)	100,000	86,802
4.80%, 08/01/45 (a)	100,000	91,861
4.95%, 08/15/45 (a)	100,000	94,272
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 05/01/48 (a)	75,000	67,766
3.50%, 05/01/50 (a)	100,000	73,215
3.10%, 12/02/51 (a)	325,000	219,784
4.20%, 11/15/69 (a)	100,000	77,077
6.13%, 09/15/15 (a)	200,000	213,162
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	150,000	147,796
CSX Corp.
2.60%, 11/01/26 (a)	100,000	97,261
3.25%, 06/01/27 (a)	150,000	146,284
3.80%, 03/01/28 (a)	200,000	196,604
4.25%, 03/15/29 (a)	150,000	148,435
2.40%, 02/15/30 (a)	100,000	90,271
4.10%, 11/15/32 (a)	150,000	143,379
5.20%, 11/15/33 (a)	150,000	153,739
6.00%, 10/01/36	75,000	81,065
6.15%, 05/01/37	150,000	163,416
6.22%, 04/30/40	100,000	109,616
5.50%, 04/15/41 (a)	100,000	102,168
4.75%, 05/30/42 (a)	150,000	139,965
4.10%, 03/15/44 (a)	200,000	169,928
3.80%, 11/01/46 (a)	100,000	79,882
4.30%, 03/01/48 (a)	100,000	85,346
4.75%, 11/15/48 (a)	100,000	91,182
4.50%, 03/15/49 (a)	150,000	132,253
3.35%, 09/15/49 (a)	100,000	71,950
3.80%, 04/15/50 (a)	100,000	78,366
3.95%, 05/01/50 (a)	100,000	80,551
2.50%, 05/15/51 (a)	100,000	60,126
4.50%, 11/15/52 (a)	175,000	152,712
4.50%, 08/01/54 (a)	100,000	87,267
4.90%, 03/15/55 (a)	100,000	92,521
4.25%, 11/01/66 (a)	100,000	79,020
4.65%, 03/01/68 (a)	125,000	106,668
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	73,093	68,524
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	75,000	73,790
3.75%, 10/28/29 (a)	175,000	164,925
Federal Express Corp. Pass-Through Trusts
1.88%, 08/20/35	189,843	159,003
FedEx Corp.
3.25%, 04/01/26 (a)	150,000	148,170
3.40%, 02/15/28 (a)(d)	150,000	144,936
3.10%, 08/05/29 (a)(d)	200,000	187,490
4.25%, 05/15/30 (a)(d)	150,000	146,452
2.40%, 05/15/31 (a)(d)	150,000	130,183
4.90%, 01/15/34 (d)	150,000	148,474
3.90%, 02/01/35 (d)	50,000	44,910
3.25%, 05/15/41 (a)(d)	100,000	73,440
3.88%, 08/01/42 (d)	150,000	118,209
4.10%, 04/15/43 (d)	100,000	81,179
5.10%, 01/15/44 (d)	75,000	68,684
4.10%, 02/01/45 (d)	150,000	118,926
4.75%, 11/15/45 (a)(d)	225,000	196,346
4.55%, 04/01/46 (a)(d)	225,000	191,011
4.40%, 01/15/47 (a)(d)	100,000	82,234
4.05%, 02/15/48 (a)(d)	150,000	117,090
4.95%, 10/17/48 (a)(d)	150,000	133,803
5.25%, 05/15/50 (a)(d)	300,000	278,682
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	75,000	71,981
6.25%, 05/06/29 (a)	100,000	103,493
2.65%, 07/15/31 (a)	100,000	86,486
6.50%, 05/06/34 (a)	75,000	77,612
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	148,950
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	76,834	67,236
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	73,825	68,968
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	98,358
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	200,000	196,416
3.15%, 06/01/27 (a)	50,000	48,699
3.80%, 08/01/28 (a)	150,000	147,000
2.55%, 11/01/29 (a)	100,000	91,620
5.05%, 08/01/30 (a)	100,000	101,765
3.00%, 03/15/32 (a)	100,000	89,017
4.45%, 03/01/33 (a)	100,000	97,131
5.55%, 03/15/34 (a)	75,000	78,292
4.84%, 10/01/41	100,000	93,803
3.95%, 10/01/42 (a)	130,000	107,936
4.45%, 06/15/45 (a)	150,000	131,286
4.65%, 01/15/46 (a)	150,000	134,533
3.94%, 11/01/47 (a)	125,000	99,941
4.15%, 02/28/48 (a)	100,000	82,836
4.10%, 05/15/49 (a)	100,000	81,184
3.40%, 11/01/49 (a)	100,000	72,168
3.05%, 05/15/50 (a)	100,000	66,985
2.90%, 08/25/51 (a)	100,000	64,220
4.05%, 08/15/52 (a)	150,000	119,306
3.70%, 03/15/53 (a)	75,000	55,830
4.55%, 06/01/53 (a)	150,000	129,933
5.35%, 08/01/54 (a)	200,000	195,668
3.16%, 05/15/55 (a)	125,000	82,098
5.95%, 03/15/64 (a)	100,000	105,326
5.10%, 08/01/18 (a)	50,000	44,995
4.10%, 05/15/21 (a)	100,000	72,431
Ryder System, Inc.
2.90%, 12/01/26 (a)	100,000	97,125
2.85%, 03/01/27 (a)	100,000	96,654
5.30%, 03/15/27 (a)	75,000	76,050
5.65%, 03/01/28 (a)	100,000	102,904
5.25%, 06/01/28 (a)	100,000	101,847
6.30%, 12/01/28 (a)	100,000	105,542
5.38%, 03/15/29 (a)	100,000	102,486
5.50%, 06/01/29 (a)	75,000	77,196
4.95%, 09/01/29 (a)	75,000	75,554
4.90%, 12/01/29 (a)	75,000	75,406
5.00%, 03/15/30 (a)	75,000	75,668
6.60%, 12/01/33 (a)	100,000	109,410
Southwest Airlines Co.
3.00%, 11/15/26 (a)	95,000	92,483
5.13%, 06/15/27 (a)	300,000	302,805
3.45%, 11/16/27 (a)	100,000	96,970
2.63%, 02/10/30 (a)	75,000	67,265
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	100,000	86,793
Union Pacific Corp.
2.75%, 03/01/26 (a)	150,000	147,540
3.00%, 04/15/27 (a)	200,000	194,820
3.95%, 09/10/28 (a)	250,000	246,400
3.70%, 03/01/29 (a)	150,000	145,846
2.40%, 02/05/30 (a)	200,000	180,820
2.38%, 05/20/31 (a)	200,000	176,524
2.80%, 02/14/32 (a)	250,000	221,550
4.50%, 01/20/33 (a)	200,000	196,558
3.38%, 02/01/35 (a)	75,000	66,672
5.10%, 02/20/35 (a)	175,000	177,427
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.89%, 04/06/36 (a)	150,000	124,107
3.60%, 09/15/37 (a)	150,000	129,643
3.55%, 08/15/39 (a)	100,000	83,778
3.20%, 05/20/41 (a)	200,000	154,514
3.38%, 02/14/42 (a)	75,000	58,973
4.05%, 11/15/45 (a)	75,000	62,667
4.05%, 03/01/46 (a)	150,000	124,903
3.35%, 08/15/46 (a)	75,000	55,839
4.00%, 04/15/47 (a)	75,000	61,693
4.50%, 09/10/48 (a)	100,000	87,959
4.30%, 03/01/49 (a)	100,000	85,611
3.25%, 02/05/50 (a)	350,000	248,080
3.80%, 10/01/51 (a)	150,000	116,372
2.95%, 03/10/52 (a)	100,000	65,651
4.95%, 09/09/52 (a)	150,000	141,105
3.50%, 02/14/53 (a)	250,000	182,585
4.95%, 05/15/53 (a)	100,000	93,929
5.60%, 12/01/54 (a)	175,000	179,415
3.88%, 02/01/55 (a)	50,000	38,720
3.95%, 08/15/59 (a)	100,000	76,183
3.84%, 03/20/60 (a)	350,000	260,736
3.55%, 05/20/61 (a)	100,000	70,010
2.97%, 09/16/62 (a)	150,000	90,344
5.15%, 01/20/63 (a)	100,000	94,518
4.10%, 09/15/67 (a)	100,000	76,493
3.75%, 02/05/70 (a)	125,000	87,741
3.80%, 04/06/71 (a)	150,000	106,746
3.85%, 02/14/72 (a)	100,000	72,288
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	72,270	71,367
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	74,867	73,631
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	90,638	85,911
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	64,503	60,539
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	106,498	100,809
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	65,758	62,659
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/32	78,242	69,685
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/27	213,107	216,300
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	286,594	293,386
United Airlines Pass-Through Trust
5.45%, 08/15/38	148,695	149,477
5.88%, 08/15/38	74,347	74,989
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	100,000	97,000
3.05%, 11/15/27 (a)	250,000	242,200
3.40%, 03/15/29 (a)	100,000	96,234
2.50%, 09/01/29 (a)	75,000	69,116
4.45%, 04/01/30 (a)	150,000	149,974
4.88%, 03/03/33 (a)	150,000	150,792
5.15%, 05/22/34 (a)	150,000	152,721
6.20%, 01/15/38	295,000	323,526
5.20%, 04/01/40 (a)	100,000	99,837
4.88%, 11/15/40 (a)	100,000	96,498
3.63%, 10/01/42	75,000	60,195
3.40%, 11/15/46 (a)	100,000	74,553
3.75%, 11/15/47 (a)	225,000	176,641
4.25%, 03/15/49 (a)	100,000	84,153
3.40%, 09/01/49 (a)	100,000	72,733
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 04/01/50 (a)	225,000	220,304
5.05%, 03/03/53 (a)	200,000	188,694
5.50%, 05/22/54 (a)	225,000	226,564
5.60%, 05/22/64 (a)	100,000	100,937
		26,963,298
		750,156,735

Utility 2.3%
Electric 2.0%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	97,763
5.45%, 05/15/29 (a)	100,000	102,598
2.10%, 07/01/30 (a)	175,000	152,336
5.70%, 05/15/34 (a)	100,000	102,131
3.80%, 10/01/47 (a)	75,000	55,947
4.15%, 05/01/49 (a)	100,000	78,102
3.45%, 05/15/51 (a)	100,000	68,919
5.25%, 05/15/52 (a)	100,000	92,548
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	75,000	75,249
3.75%, 12/01/47 (a)	150,000	115,434
4.25%, 09/15/48 (a)	100,000	83,005
3.80%, 06/15/49 (a)	100,000	77,362
3.15%, 09/15/49 (a)	75,000	50,983
3.65%, 04/01/50 (a)	100,000	74,954
4.50%, 06/15/52 (a)	100,000	85,768
5.40%, 03/15/53 (a)	100,000	98,330
AES Corp.
5.45%, 06/01/28 (a)	200,000	203,536
2.45%, 01/15/31 (a)	200,000	171,362
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	98,465
1.45%, 09/15/30 (a)	150,000	127,179
3.05%, 03/15/32 (a)	150,000	134,094
3.94%, 09/01/32 (a)	75,000	70,802
5.85%, 11/15/33 (a)	75,000	79,312
6.00%, 03/01/39	100,000	106,846
3.85%, 12/01/42	150,000	123,147
4.15%, 08/15/44 (a)	100,000	84,763
3.75%, 03/01/45 (a)	100,000	79,307
3.70%, 12/01/47 (a)	100,000	76,397
4.30%, 07/15/48 (a)	150,000	126,465
3.45%, 10/01/49 (a)	100,000	72,955
3.13%, 07/15/51 (a)	100,000	67,710
3.00%, 03/15/52 (a)	150,000	98,934
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (e)	200,000	201,364
Ameren Corp.
5.70%, 12/01/26 (a)	100,000	101,725
1.95%, 03/15/27 (a)	150,000	142,570
1.75%, 03/15/28 (a)	50,000	45,964
5.00%, 01/15/29 (a)	100,000	100,905
3.50%, 01/15/31 (a)	200,000	185,966
Ameren Illinois Co.
3.85%, 09/01/32 (a)	100,000	93,704
4.95%, 06/01/33 (a)	100,000	99,997
4.15%, 03/15/46 (a)	150,000	126,509
3.70%, 12/01/47 (a)	100,000	77,768
4.50%, 03/15/49 (a)	100,000	86,977
3.25%, 03/15/50 (a)	75,000	52,773
2.90%, 06/15/51 (a)	100,000	65,140
5.90%, 12/01/52 (a)	50,000	52,934
5.55%, 07/01/54 (a)	100,000	100,988
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	150,000	154,189
3.20%, 11/13/27 (a)	150,000	144,748
4.30%, 12/01/28 (a)	100,000	98,837
5.20%, 01/15/29 (a)	150,000	152,155
2.30%, 03/01/30 (a)	150,000	132,873
5.95%, 11/01/32 (a)	100,000	104,690
5.63%, 03/01/33 (a)	150,000	153,913
3.25%, 03/01/50 (a)	75,000	50,039
6.95%, 12/15/54 (a)(b)	100,000	102,558
7.05%, 12/15/54 (a)(b)	75,000	77,078
3.88%, 02/15/62 (a)(b)	150,000	142,698
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	97,317
2.70%, 04/01/31 (a)	150,000	132,612
5.65%, 04/01/34 (a)	100,000	101,718
7.00%, 04/01/38	100,000	111,425
4.50%, 03/01/49 (a)	100,000	82,217
3.70%, 05/01/50 (a)	200,000	143,464
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	91,648
6.35%, 12/15/32 (a)	100,000	106,960
5.55%, 08/01/33 (a)	150,000	152,653
5.70%, 08/15/34 (a)	150,000	153,795
4.50%, 04/01/42 (a)	150,000	130,809
4.25%, 03/01/49 (a)	100,000	81,352
3.35%, 05/15/50 (a)	250,000	174,102
2.65%, 09/15/50 (a)	150,000	90,548
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	98,428
2.30%, 03/15/31 (a)	100,000	86,945
Avangrid, Inc.
3.80%, 06/01/29 (a)	100,000	96,166
Avista Corp.
4.35%, 06/01/48 (a)	100,000	85,046
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	100,000	86,705
5.30%, 06/01/34 (a)	75,000	76,193
6.35%, 10/01/36	100,000	109,245
3.50%, 08/15/46 (a)	150,000	111,669
4.25%, 09/15/48 (a)	100,000	82,558
3.20%, 09/15/49 (a)	75,000	51,017
4.55%, 06/01/52 (a)	100,000	85,768
5.40%, 06/01/53 (a)	150,000	146,193
5.65%, 06/01/54 (a)	75,000	75,345
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	150,000	144,519
3.70%, 07/15/30 (a)	150,000	143,560
1.65%, 05/15/31 (a)	75,000	62,551
6.13%, 04/01/36	298,000	318,318
5.95%, 05/15/37	100,000	105,602
5.15%, 11/15/43 (a)	200,000	192,850
4.50%, 02/01/45 (a)	150,000	130,892
3.80%, 07/15/48 (a)	150,000	115,314
4.45%, 01/15/49 (a)	175,000	148,092
4.25%, 10/15/50 (a)	175,000	142,076
2.85%, 05/15/51 (a)	250,000	156,447
4.60%, 05/01/53 (a)	200,000	169,550
Black Hills Corp.
3.15%, 01/15/27 (a)	150,000	146,044
5.95%, 03/15/28 (a)	75,000	77,776
2.50%, 06/15/30 (a)	50,000	44,300
4.35%, 05/01/33 (a)	150,000	141,831
6.15%, 05/15/34 (a)	75,000	79,206
6.00%, 01/15/35 (a)	75,000	78,298
3.88%, 10/15/49 (a)	100,000	75,570
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/27 (a)	150,000	146,182
5.20%, 10/01/28 (a)	100,000	102,205
2.35%, 04/01/31 (a)	100,000	87,693
4.45%, 10/01/32 (a)	150,000	145,935
4.95%, 04/01/33 (a)	100,000	99,501
5.15%, 03/01/34 (a)	100,000	100,475
5.05%, 03/01/35 (a)	100,000	99,685
4.50%, 04/01/44 (a)	100,000	89,045
3.95%, 03/01/48 (a)	75,000	59,895
4.25%, 02/01/49 (a)	100,000	83,163
2.90%, 07/01/50 (a)	200,000	129,520
3.35%, 04/01/51 (a)	150,000	106,323
3.60%, 03/01/52 (a)	100,000	74,349
4.85%, 10/01/52 (a)	75,000	67,983
5.30%, 04/01/53 (a)	75,000	72,836
CenterPoint Energy, Inc.
1.45%, 06/01/26 (a)	75,000	72,256
5.25%, 08/10/26	75,000	75,816
5.40%, 06/01/29 (a)	150,000	153,613
2.95%, 03/01/30 (a)	100,000	91,345
2.65%, 06/01/31 (a)	75,000	66,039
3.70%, 09/01/49 (a)	100,000	73,942
6.85%, 02/15/55 (a)(b)	75,000	76,189
7.00%, 02/15/55 (a)(b)	75,000	76,803
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	32,000	31,562
4.97%, 05/01/46 (a)	75,000	65,526
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	75,000	77,717
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	97,645
4.88%, 03/01/44 (a)	100,000	91,456
4.75%, 06/01/50 (a)(b)	100,000	94,866
6.50%, 06/01/55 (a)(b)	175,000	173,581
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	100,000	97,872
2.95%, 08/15/27 (a)	150,000	144,973
2.20%, 03/01/30 (a)	100,000	89,381
5.30%, 06/01/34 (a)	100,000	102,399
5.90%, 03/15/36	150,000	158,778
3.80%, 10/01/42 (a)	100,000	81,549
4.60%, 08/15/43 (a)	100,000	90,284
4.70%, 01/15/44 (a)	100,000	90,785
3.70%, 03/01/45 (a)	100,000	78,585
4.35%, 11/15/45 (a)	100,000	85,755
3.65%, 06/15/46 (a)	100,000	76,755
3.75%, 08/15/47 (a)	150,000	116,555
4.00%, 03/01/48 (a)	150,000	120,173
4.00%, 03/01/49 (a)	150,000	119,357
3.20%, 11/15/49 (a)	100,000	68,626
3.00%, 03/01/50 (a)	150,000	99,416
3.13%, 03/15/51 (a)	100,000	66,970
5.30%, 02/01/53 (a)	100,000	96,695
5.65%, 06/01/54 (a)	100,000	101,449
Connecticut Light & Power Co.
4.65%, 01/01/29 (a)	75,000	75,355
4.95%, 01/15/30 (a)	100,000	101,411
2.05%, 07/01/31 (a)	100,000	85,316
4.90%, 07/01/33 (a)	75,000	74,749
4.95%, 08/15/34 (a)	75,000	74,969
4.30%, 04/15/44 (a)	75,000	65,185
4.00%, 04/01/48 (a)	150,000	121,134
5.25%, 01/15/53 (a)	150,000	146,146
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	49,277
3.35%, 04/01/30 (a)	200,000	188,680
2.40%, 06/15/31 (a)	200,000	175,596
5.20%, 03/01/33 (a)	100,000	102,097
5.50%, 03/15/34 (a)	100,000	103,388
5.38%, 05/15/34 (a)	150,000	154,321
5.30%, 03/01/35	80,000	81,326
5.13%, 03/15/35 (a)	100,000	100,194
5.85%, 03/15/36	150,000	158,143
6.30%, 08/15/37	100,000	109,643
6.75%, 04/01/38	100,000	113,444
5.50%, 12/01/39	100,000	101,141
4.20%, 03/15/42	50,000	42,783
4.45%, 03/15/44 (a)	230,000	200,111
4.50%, 12/01/45 (a)	150,000	130,545
3.85%, 06/15/46 (a)	100,000	78,744
3.88%, 06/15/47 (a)	150,000	117,146
4.65%, 12/01/48 (a)	100,000	87,750
4.13%, 05/15/49 (a)	100,000	80,397
3.95%, 04/01/50 (a)	150,000	119,394
3.20%, 12/01/51 (a)	75,000	50,576
6.15%, 11/15/52 (a)	150,000	160,566
5.90%, 11/15/53 (a)	150,000	155,979
5.70%, 05/15/54 (a)	250,000	253,667
4.63%, 12/01/54 (a)	100,000	86,530
5.50%, 03/15/55 (a)	125,000	123,135
4.30%, 12/01/56 (a)	150,000	120,909
4.00%, 11/15/57 (a)	100,000	76,122
4.50%, 05/15/58 (a)	100,000	83,145
3.70%, 11/15/59 (a)	100,000	71,051
3.00%, 12/01/60 (a)	100,000	60,595
3.60%, 06/15/61 (a)	200,000	140,180
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	150,000	153,919
5.80%, 03/01/33 (a)	150,000	155,518
6.13%, 01/15/34 (a)	100,000	105,712
6.25%, 10/01/39	162,000	171,488
5.75%, 10/01/41 (a)	100,000	99,582
5.60%, 06/15/42 (a)	100,000	98,018
6.50%, 10/01/53 (a)	175,000	189,236
5.75%, 03/15/54 (a)	150,000	147,930
Consumers Energy Co.
4.65%, 03/01/28 (a)	200,000	201,496
4.90%, 02/15/29 (a)	100,000	101,375
4.60%, 05/30/29 (a)	100,000	100,262
4.70%, 01/15/30 (a)	100,000	100,444
3.60%, 08/15/32 (a)	100,000	92,612
4.63%, 05/15/33 (a)	125,000	122,908
3.95%, 05/15/43 (a)	130,000	109,296
4.05%, 05/15/48 (a)	100,000	82,835
4.35%, 04/15/49 (a)	100,000	86,210
3.75%, 02/15/50 (a)	50,000	39,174
3.10%, 08/15/50 (a)	100,000	69,991
3.50%, 08/01/51 (a)	200,000	149,800
4.20%, 09/01/52 (a)	100,000	83,333
2.50%, 05/01/60 (a)	200,000	112,648
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	100,000	76,354
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	75,000	64,511
5.30%, 05/15/33	150,000	153,573
5.30%, 01/15/35 (a)	100,000	101,961
6.05%, 01/15/38	100,000	107,549
5.45%, 02/01/41 (a)	100,000	100,118
6.25%, 10/15/53 (a)	100,000	110,152
5.10%, 06/01/65 (a)	100,000	90,172
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dominion Energy, Inc.
1.45%, 04/15/26 (a)	100,000	96,730
2.85%, 08/15/26 (a)	150,000	146,529
4.25%, 06/01/28 (a)	150,000	148,422
3.38%, 04/01/30 (a)	350,000	326,732
2.25%, 08/15/31 (a)	100,000	84,764
4.35%, 08/15/32 (a)	75,000	71,631
5.38%, 11/15/32 (a)	150,000	152,665
5.25%, 08/01/33	180,000	180,013
5.95%, 06/15/35	100,000	105,355
7.00%, 06/15/38	100,000	114,142
3.30%, 04/15/41 (a)	100,000	75,616
4.90%, 08/01/41 (a)	100,000	91,287
4.05%, 09/15/42 (a)	100,000	81,149
4.70%, 12/01/44 (a)	50,000	43,946
4.60%, 03/15/49 (a)	100,000	84,255
4.85%, 08/15/52 (a)	100,000	87,866
7.00%, 06/01/54 (a)(b)	150,000	158,731
6.88%, 02/01/55 (a)(b)	175,000	181,387
6.63%, 05/15/55 (a)(b)	200,000	202,426
DTE Electric Co.
1.90%, 04/01/28 (a)	100,000	92,758
2.25%, 03/01/30 (a)	150,000	134,217
2.63%, 03/01/31 (a)	100,000	89,339
5.20%, 04/01/33 (a)	150,000	152,415
5.20%, 03/01/34 (a)	150,000	152,254
3.70%, 03/15/45 (a)	250,000	198,165
3.75%, 08/15/47 (a)	150,000	117,692
4.05%, 05/15/48 (a)	100,000	82,943
3.95%, 03/01/49 (a)	150,000	121,284
2.95%, 03/01/50 (a)	100,000	67,298
5.40%, 04/01/53 (a)	150,000	150,450
DTE Energy Co.
2.85%, 10/01/26 (a)	200,000	194,930
4.95%, 07/01/27 (a)	200,000	201,656
4.88%, 06/01/28 (a)	150,000	151,090
5.10%, 03/01/29 (a)	200,000	202,286
3.40%, 06/15/29 (a)	100,000	94,813
2.95%, 03/01/30 (a)	100,000	91,612
5.20%, 04/01/30 (a)	200,000	202,900
5.85%, 06/01/34 (a)	150,000	156,250
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	150,000	146,703
3.95%, 11/15/28 (a)	150,000	147,559
2.45%, 08/15/29 (a)	150,000	137,471
2.45%, 02/01/30 (a)	100,000	90,695
4.85%, 03/15/30 (a)	100,000	101,233
6.45%, 10/15/32	130,000	142,555
4.95%, 01/15/33 (a)	200,000	200,368
4.85%, 01/15/34 (a)	100,000	98,920
5.25%, 03/15/35 (a)	100,000	101,655
6.10%, 06/01/37	100,000	106,741
6.00%, 01/15/38	100,000	107,283
6.05%, 04/15/38	150,000	161,670
5.30%, 02/15/40	150,000	150,375
4.25%, 12/15/41 (a)	155,000	134,597
4.00%, 09/30/42 (a)	100,000	83,530
3.75%, 06/01/45 (a)	150,000	118,512
3.88%, 03/15/46 (a)	100,000	80,106
3.70%, 12/01/47 (a)	150,000	115,131
3.95%, 03/15/48 (a)	100,000	79,296
3.20%, 08/15/49 (a)	150,000	103,379
3.45%, 04/15/51 (a)	150,000	108,354
3.55%, 03/15/52 (a)	100,000	72,789
5.35%, 01/15/53 (a)	150,000	146,517
5.40%, 01/15/54 (a)	150,000	147,433
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Corp.
2.65%, 09/01/26 (a)	300,000	292,050
4.85%, 01/05/27	100,000	100,744
3.15%, 08/15/27 (a)	200,000	193,662
4.30%, 03/15/28 (a)	175,000	173,761
4.85%, 01/05/29 (a)	100,000	100,685
3.40%, 06/15/29 (a)	50,000	47,419
2.45%, 06/01/30 (a)	250,000	222,300
2.55%, 06/15/31 (a)	200,000	174,588
4.50%, 08/15/32 (a)	200,000	193,416
5.75%, 09/15/33 (a)	100,000	104,522
5.45%, 06/15/34 (a)	125,000	127,278
3.30%, 06/15/41 (a)	100,000	75,435
4.80%, 12/15/45 (a)	200,000	177,412
3.75%, 09/01/46 (a)	250,000	189,277
3.95%, 08/15/47 (a)	100,000	76,513
4.20%, 06/15/49 (a)	100,000	79,923
3.50%, 06/15/51 (a)	200,000	139,460
5.00%, 08/15/52 (a)	200,000	178,578
6.10%, 09/15/53 (a)	100,000	103,930
5.80%, 06/15/54 (a)	125,000	124,931
6.45%, 09/01/54 (a)(b)	175,000	177,366
3.25%, 01/15/82 (a)(b)	100,000	94,492
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	255,000	249,954
3.80%, 07/15/28 (a)	150,000	147,216
2.50%, 12/01/29 (a)	100,000	91,180
1.75%, 06/15/30 (a)	150,000	129,660
2.40%, 12/15/31 (a)	100,000	86,462
5.88%, 11/15/33 (a)	100,000	106,067
6.35%, 09/15/37	150,000	163,953
6.40%, 06/15/38	200,000	221,514
3.85%, 11/15/42 (a)	75,000	61,038
3.40%, 10/01/46 (a)	75,000	55,278
4.20%, 07/15/48 (a)	150,000	124,451
3.00%, 12/15/51 (a)	100,000	65,409
5.95%, 11/15/52 (a)	50,000	51,833
6.20%, 11/15/53 (a)	125,000	134,931
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	150,000	152,689
6.12%, 10/15/35	100,000	107,679
6.35%, 08/15/38	100,000	109,741
4.90%, 07/15/43 (a)	100,000	93,004
3.25%, 10/01/49 (a)	150,000	103,451
2.75%, 04/01/50 (a)	100,000	63,295
5.40%, 04/01/53 (a)	100,000	96,741
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	75,000	72,639
2.13%, 06/01/30 (a)	150,000	131,849
4.30%, 02/01/49 (a)	100,000	82,578
5.65%, 04/01/53 (a)	100,000	100,304
5.55%, 03/15/54 (a)	75,000	74,258
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	194,966
3.45%, 03/15/29 (a)	150,000	144,187
2.00%, 08/15/31 (a)	150,000	127,262
3.40%, 04/01/32 (a)	75,000	68,590
5.25%, 03/15/33 (a)	100,000	101,933
4.10%, 05/15/42 (a)	100,000	84,513
4.10%, 03/15/43 (a)	150,000	126,095
4.15%, 12/01/44 (a)	178,000	148,840
4.20%, 08/15/45 (a)	100,000	83,978
3.70%, 10/15/46 (a)	250,000	191,620
2.50%, 08/15/50 (a)	150,000	89,720
4.00%, 04/01/52 (a)	75,000	59,786
5.35%, 03/15/53 (a)	150,000	145,542
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Edison International
5.75%, 06/15/27 (a)	100,000	100,230
4.13%, 03/15/28 (a)	100,000	95,257
5.25%, 11/15/28 (a)	100,000	97,596
5.45%, 06/15/29 (a)	75,000	73,415
6.95%, 11/15/29 (a)	100,000	103,225
5.25%, 03/15/32 (a)	150,000	142,240
El Paso Electric Co.
6.00%, 05/15/35	44,000	45,338
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	150,000	147,763
4.75%, 06/15/46 (a)	250,000	213,825
Enel Americas SA
4.00%, 10/25/26 (a)	100,000	98,769
Enel Chile SA
4.88%, 06/12/28 (a)	100,000	99,522
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	150,000	148,728
5.15%, 01/15/33 (a)	200,000	202,980
5.45%, 06/01/34 (a)	75,000	77,174
4.20%, 04/01/49 (a)	150,000	122,693
2.65%, 06/15/51 (a)	100,000	60,725
5.75%, 06/01/54 (a)	75,000	76,551
Entergy Corp.
2.95%, 09/01/26 (a)	150,000	146,554
1.90%, 06/15/28 (a)	150,000	137,559
2.80%, 06/15/30 (a)	100,000	90,623
2.40%, 06/15/31 (a)	150,000	129,494
3.75%, 06/15/50 (a)	150,000	109,758
7.13%, 12/01/54 (a)(b)	300,000	307,194
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	100,000	96,929
3.12%, 09/01/27 (a)	75,000	72,693
3.25%, 04/01/28 (a)	100,000	96,303
1.60%, 12/15/30 (a)	75,000	63,171
2.35%, 06/15/32 (a)	100,000	84,954
4.00%, 03/15/33 (a)	100,000	93,529
5.35%, 03/15/34 (a)	100,000	101,938
5.15%, 09/15/34 (a)	100,000	100,067
3.10%, 06/15/41 (a)	100,000	74,335
4.95%, 01/15/45 (a)	75,000	68,408
4.20%, 09/01/48 (a)	175,000	142,676
4.20%, 04/01/50 (a)	150,000	121,848
2.90%, 03/15/51 (a)	150,000	95,630
4.75%, 09/15/52 (a)	100,000	89,119
5.70%, 03/15/54 (a)	150,000	151,845
5.80%, 03/15/55 (a)	100,000	102,158
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	50,000	49,936
3.85%, 06/01/49 (a)	100,000	77,398
3.50%, 06/01/51 (a)	75,000	54,079
5.85%, 06/01/54 (a)	75,000	77,210
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	150,000	127,118
4.50%, 03/30/39 (a)	100,000	91,868
3.55%, 09/30/49 (a)	100,000	72,658
5.00%, 09/15/52 (a)	75,000	68,570
5.55%, 09/15/54 (a)	100,000	98,748
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	194,876
4.13%, 03/01/42 (a)	100,000	85,047
4.25%, 12/01/45 (a)	100,000	84,026
3.25%, 09/01/49 (a)	100,000	69,094
3.45%, 04/15/50 (a)	50,000	35,753
5.70%, 03/15/53 (a)	100,000	101,895
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	75,000	66,470
5.40%, 04/01/34 (a)	75,000	76,604
5.30%, 10/01/41 (a)	100,000	97,995
4.20%, 03/15/48 (a)	100,000	81,952
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	230,730
6.65%, 06/01/55 (a)(b)	100,000	100,326
Eversource Energy
4.75%, 05/15/26	150,000	150,279
5.00%, 01/01/27	150,000	150,888
4.60%, 07/01/27 (a)	75,000	74,873
3.30%, 01/15/28 (a)	100,000	96,494
5.45%, 03/01/28 (a)	200,000	204,086
5.95%, 02/01/29 (a)	100,000	103,911
4.25%, 04/01/29 (a)	150,000	146,605
1.65%, 08/15/30 (a)	250,000	211,602
2.55%, 03/15/31 (a)	100,000	87,243
5.85%, 04/15/31 (a)	150,000	156,022
3.38%, 03/01/32 (a)	150,000	133,868
5.13%, 05/15/33 (a)	150,000	148,455
5.50%, 01/01/34 (a)	100,000	100,715
5.95%, 07/15/34 (a)	100,000	104,107
3.45%, 01/15/50 (a)	150,000	106,140
Exelon Corp.
3.40%, 04/15/26 (a)	150,000	148,201
5.15%, 03/15/28 (a)	200,000	202,822
5.15%, 03/15/29 (a)	125,000	126,949
4.05%, 04/15/30 (a)	300,000	290,235
5.13%, 03/15/31 (a)	100,000	101,233
3.35%, 03/15/32 (a)	100,000	90,176
5.30%, 03/15/33 (a)	150,000	152,575
5.45%, 03/15/34 (a)	125,000	127,426
4.95%, 06/15/35 (a)(d)	80,000	77,170
5.63%, 06/15/35	100,000	102,196
5.10%, 06/15/45 (a)	100,000	92,315
4.45%, 04/15/46 (a)	200,000	168,288
4.70%, 04/15/50 (a)	100,000	85,596
4.10%, 03/15/52 (a)	150,000	117,128
5.60%, 03/15/53 (a)	175,000	171,057
5.88%, 03/15/55 (a)	75,000	75,799
6.50%, 03/15/55 (a)(b)	175,000	175,290
FirstEnergy Corp.
3.90%, 07/15/27 (a)(e)	250,000	245,490
2.65%, 03/01/30 (a)	75,000	67,680
2.25%, 09/01/30 (a)	75,000	65,508
4.85%, 07/15/47 (a)(e)	175,000	153,260
3.40%, 03/01/50 (a)	100,000	69,016
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	100,000	99,113
5.00%, 01/15/35 (a)	100,000	98,725
Florida Power & Light Co.
4.45%, 05/15/26 (a)	100,000	100,263
3.30%, 05/30/27 (a)	75,000	73,238
5.05%, 04/01/28 (a)	175,000	178,496
4.40%, 05/15/28 (a)	100,000	100,142
5.15%, 06/15/29 (a)	150,000	153,864
4.63%, 05/15/30 (a)	100,000	100,582
2.45%, 02/03/32 (a)	300,000	258,645
5.10%, 04/01/33 (a)	150,000	152,073
4.80%, 05/15/33 (a)	150,000	148,942
5.63%, 04/01/34	150,000	157,825
5.30%, 06/15/34 (a)	150,000	153,751
5.00%, 08/01/34 (a)	100,000	100,721
4.95%, 06/01/35	75,000	74,775
5.65%, 02/01/37	100,000	104,986
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 02/01/38	100,000	107,272
5.96%, 04/01/39	100,000	107,433
5.69%, 03/01/40	150,000	157,059
5.25%, 02/01/41 (a)	75,000	74,597
4.13%, 02/01/42 (a)	100,000	85,839
4.05%, 06/01/42 (a)	100,000	85,183
3.80%, 12/15/42 (a)	100,000	81,993
4.05%, 10/01/44 (a)	150,000	125,903
3.70%, 12/01/47 (a)	100,000	77,962
3.95%, 03/01/48 (a)	100,000	80,550
4.13%, 06/01/48 (a)	150,000	124,398
3.99%, 03/01/49 (a)	100,000	81,086
3.15%, 10/01/49 (a)	100,000	69,429
2.88%, 12/04/51 (a)	200,000	129,822
5.30%, 04/01/53 (a)	100,000	98,274
5.60%, 06/15/54 (a)	150,000	153,916
5.70%, 03/15/55 (a)	175,000	181,463
5.80%, 03/15/65 (a)	150,000	155,934
Fortis, Inc.
3.06%, 10/04/26 (a)	305,000	297,546
Georgia Power Co.
5.00%, 02/23/27 (a)	75,000	75,851
3.25%, 03/30/27 (a)	75,000	73,289
4.65%, 05/16/28 (a)	200,000	200,966
2.65%, 09/15/29 (a)	150,000	138,158
4.55%, 03/15/30 (a)	100,000	99,610
4.85%, 03/15/31 (a)	100,000	100,446
4.70%, 05/15/32 (a)	100,000	98,759
4.95%, 05/17/33 (a)	200,000	198,850
5.25%, 03/15/34 (a)	150,000	152,001
5.20%, 03/15/35 (a)	150,000	151,045
4.75%, 09/01/40	150,000	141,281
4.30%, 03/15/42	150,000	130,296
4.30%, 03/15/43	100,000	86,432
3.70%, 01/30/50 (a)	100,000	75,916
3.25%, 03/15/51 (a)	100,000	69,657
5.13%, 05/15/52 (a)	150,000	141,807
Iberdrola International BV
6.75%, 07/15/36	100,000	113,079
Idaho Power Co.
4.20%, 03/01/48 (a)	150,000	123,864
5.50%, 03/15/53 (a)	100,000	99,199
5.80%, 04/01/54 (a)	75,000	77,465
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	100,000	86,921
3.75%, 07/01/47 (a)	100,000	76,353
4.25%, 08/15/48 (a)	100,000	81,739
3.25%, 05/01/51 (a)	150,000	102,741
5.63%, 04/01/53 (a)	100,000	100,165
Interstate Power & Light Co.
3.60%, 04/01/29 (a)	100,000	96,479
2.30%, 06/01/30 (a)	200,000	176,690
5.70%, 10/15/33 (a)	75,000	78,120
4.95%, 09/30/34 (a)	100,000	98,352
6.25%, 07/15/39	50,000	54,465
3.50%, 09/30/49 (a)	100,000	72,776
5.45%, 09/30/54 (a)	100,000	97,956
IPALCO Enterprises, Inc.
5.75%, 04/01/34 (a)	50,000	51,158
ITC Holdings Corp.
3.25%, 06/30/26 (a)	100,000	98,203
5.30%, 07/01/43 (a)	100,000	95,637
Jersey Central Power & Light Co.
5.10%, 01/15/35 (a)(d)	150,000	148,875
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	77,997	74,669
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.08%, 10/01/54	125,000	123,889
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	97,358
4.38%, 10/01/45 (a)	100,000	85,815
3.30%, 06/01/50 (a)	100,000	69,524
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	75,000	77,113
4.25%, 04/01/49 (a)	100,000	82,013
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	193,406
6.75%, 12/30/31	100,000	111,879
5.35%, 01/15/34 (a)	75,000	77,146
5.75%, 11/01/35	75,000	79,900
4.80%, 09/15/43 (a)	100,000	92,870
4.40%, 10/15/44 (a)	100,000	87,916
4.25%, 05/01/46 (a)	100,000	84,776
3.95%, 08/01/47 (a)	50,000	40,135
3.65%, 08/01/48 (a)	150,000	114,638
4.25%, 07/15/49 (a)	150,000	125,324
3.15%, 04/15/50 (a)	100,000	68,788
2.70%, 08/01/52 (a)	100,000	62,023
5.85%, 09/15/54 (a)	175,000	183,298
5.30%, 02/01/55 (a)	100,000	96,935
Mississippi Power Co.
4.25%, 03/15/42	100,000	85,957
3.10%, 07/30/51 (a)	100,000	67,574
National Grid PLC
5.60%, 06/12/28 (a)	150,000	154,209
5.81%, 06/12/33 (a)	150,000	154,948
5.42%, 01/11/34 (a)	150,000	151,849
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/26 (a)	100,000	100,027
1.00%, 06/15/26 (a)	150,000	143,571
4.80%, 02/05/27 (a)	100,000	100,776
5.10%, 05/06/27 (a)	100,000	101,275
4.12%, 09/16/27 (a)	100,000	99,411
3.40%, 02/07/28 (a)	200,000	194,170
4.75%, 02/07/28 (a)	100,000	100,868
4.80%, 03/15/28 (a)	200,000	201,934
4.85%, 02/07/29 (a)	150,000	151,225
3.70%, 03/15/29 (a)	100,000	96,896
5.15%, 06/15/29 (a)	100,000	102,168
2.40%, 03/15/30 (a)	150,000	135,063
5.00%, 02/07/31 (a)	100,000	101,741
1.35%, 03/15/31 (a)	100,000	82,245
1.65%, 06/15/31 (a)	100,000	83,248
8.00%, 03/01/32	100,000	118,569
2.75%, 04/15/32 (a)	100,000	87,693
4.02%, 11/01/32 (a)	150,000	142,327
4.15%, 12/15/32 (a)	100,000	95,449
5.80%, 01/15/33 (a)	150,000	157,342
5.00%, 08/15/34 (a)	100,000	99,478
4.40%, 11/01/48 (a)	50,000	42,378
4.30%, 03/15/49 (a)	100,000	83,845
7.13%, 09/15/53 (a)(b)	75,000	78,021
Nevada Power Co.
3.70%, 05/01/29 (a)	150,000	145,354
6.65%, 04/01/36	100,000	110,560
6.75%, 07/01/37	100,000	112,604
3.13%, 08/01/50 (a)	100,000	66,301
6.00%, 03/15/54 (a)	100,000	104,962
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (a)	150,000	142,965
3.55%, 05/01/27 (a)	250,000	244,972
4.63%, 07/15/27 (a)	200,000	200,702
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 02/04/28	150,000	151,407
4.90%, 02/28/28 (a)	200,000	201,854
1.90%, 06/15/28 (a)	300,000	275,829
4.90%, 03/15/29 (a)	175,000	176,494
3.50%, 04/01/29 (a)	150,000	143,542
2.75%, 11/01/29 (a)	150,000	137,943
5.00%, 02/28/30 (a)	100,000	101,388
5.05%, 03/15/30 (a)	150,000	151,648
2.25%, 06/01/30 (a)	400,000	352,216
2.44%, 01/15/32 (a)	200,000	170,724
5.30%, 03/15/32 (a)	150,000	152,262
5.00%, 07/15/32 (a)	200,000	200,124
5.05%, 02/28/33 (a)	175,000	174,744
5.25%, 03/15/34 (a)	200,000	200,946
5.45%, 03/15/35 (a)	150,000	151,854
3.00%, 01/15/52 (a)	100,000	63,960
5.25%, 02/28/53 (a)	200,000	187,820
5.55%, 03/15/54 (a)	200,000	194,942
6.75%, 06/15/54 (a)(b)	200,000	205,762
6.70%, 09/01/54 (a)(b)	175,000	178,188
5.90%, 03/15/55 (a)	175,000	178,820
6.38%, 08/15/55 (a)(b)	275,000	276,493
6.50%, 08/15/55 (a)(b)	200,000	202,730
4.80%, 12/01/77 (a)(b)	150,000	144,987
5.65%, 05/01/79 (a)(b)	100,000	98,357
3.80%, 03/15/82 (a)(b)	100,000	95,743
Northern States Power Co.
5.35%, 11/01/39	100,000	101,759
3.40%, 08/15/42 (a)	250,000	195,637
4.00%, 08/15/45 (a)	150,000	124,203
3.60%, 09/15/47 (a)	150,000	114,981
2.90%, 03/01/50 (a)	150,000	99,221
3.20%, 04/01/52 (a)	100,000	68,541
4.50%, 06/01/52 (a)	100,000	86,297
5.10%, 05/15/53 (a)	150,000	142,774
5.40%, 03/15/54 (a)	100,000	99,187
5.65%, 06/15/54 (a)	75,000	77,242
NorthWestern Corp.
4.18%, 11/15/44 (a)	100,000	84,231
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	146,044
3.25%, 05/15/29 (a)	150,000	141,947
5.40%, 06/01/34 (a)	100,000	102,445
5.50%, 03/15/40	150,000	151,542
4.40%, 03/01/44 (a)	50,000	43,422
4.55%, 06/01/52 (a)	150,000	129,536
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	104,445
5.38%, 11/01/40	200,000	196,454
4.50%, 04/01/47 (a)	100,000	85,024
5.05%, 10/01/48 (a)	75,000	68,043
3.75%, 08/01/50 (a)	100,000	72,716
6.20%, 12/01/53 (a)	75,000	79,153
5.90%, 02/01/55 (a)(d)	200,000	204,374
Ohio Edison Co.
6.88%, 07/15/36	100,000	112,990
Ohio Power Co.
2.60%, 04/01/30 (a)	100,000	90,205
1.63%, 01/15/31 (a)	150,000	125,216
5.00%, 06/01/33 (a)	100,000	98,627
4.15%, 04/01/48 (a)	75,000	60,110
4.00%, 06/01/49 (a)	50,000	38,748
2.90%, 10/01/51 (a)	150,000	93,416
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	97,812
3.30%, 03/15/30 (a)	100,000	93,700
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 04/01/30 (a)	150,000	140,375
3.85%, 08/15/47 (a)	75,000	58,609
5.60%, 04/01/53 (a)	150,000	150,453
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 (a)	100,000	99,529
3.70%, 11/15/28 (a)	100,000	97,090
2.75%, 05/15/30 (a)	150,000	136,821
7.00%, 05/01/32	150,000	168,109
4.15%, 06/01/32 (a)	100,000	95,204
4.55%, 09/15/32 (a)	100,000	97,577
7.25%, 01/15/33	100,000	115,042
5.65%, 11/15/33 (a)	150,000	156,415
7.50%, 09/01/38	75,000	89,827
5.25%, 09/30/40	150,000	148,098
4.55%, 12/01/41 (a)	80,000	72,203
5.30%, 06/01/42 (a)	37,000	36,417
3.80%, 09/30/47 (a)	100,000	77,793
3.80%, 06/01/49 (a)	100,000	76,708
3.10%, 09/15/49 (a)	150,000	101,040
3.70%, 05/15/50 (a)	100,000	74,497
2.70%, 11/15/51 (a)	100,000	60,760
4.60%, 06/01/52 (a)	100,000	86,290
4.95%, 09/15/52 (a)	200,000	182,150
5.35%, 10/01/52 (a)	78,000	75,288
5.55%, 06/15/54 (a)	150,000	148,768
Pacific Gas & Electric Co.
2.95%, 03/01/26 (a)	100,000	98,227
3.30%, 03/15/27 (a)	100,000	97,071
5.45%, 06/15/27 (a)	100,000	101,135
2.10%, 08/01/27 (a)	200,000	186,874
3.30%, 12/01/27 (a)	250,000	238,282
3.00%, 06/15/28 (a)	150,000	140,867
3.75%, 07/01/28	200,000	192,162
6.10%, 01/15/29 (a)	200,000	206,294
5.55%, 05/15/29 (a)	200,000	203,286
4.55%, 07/01/30 (a)	550,000	532,383
2.50%, 02/01/31 (a)	450,000	387,967
3.25%, 06/01/31 (a)	250,000	223,757
4.40%, 03/01/32 (a)	100,000	93,861
5.90%, 06/15/32 (a)	100,000	102,613
6.15%, 01/15/33 (a)	150,000	155,343
6.40%, 06/15/33 (a)	200,000	211,594
6.95%, 03/15/34 (a)	150,000	164,398
5.80%, 05/15/34 (a)	200,000	204,572
5.70%, 03/01/35 (a)	175,000	177,294
4.50%, 07/01/40 (a)	350,000	304,318
3.30%, 08/01/40 (a)	250,000	187,945
4.20%, 06/01/41 (a)	100,000	81,315
4.60%, 06/15/43 (a)	150,000	127,500
4.75%, 02/15/44 (a)	100,000	85,741
4.30%, 03/15/45 (a)	100,000	79,909
4.25%, 03/15/46 (a)	100,000	79,736
4.00%, 12/01/46 (a)	100,000	76,044
3.95%, 12/01/47 (a)	200,000	150,392
4.95%, 07/01/50 (a)	550,000	474,413
3.50%, 08/01/50 (a)	350,000	241,419
5.25%, 03/01/52 (a)	100,000	90,148
6.75%, 01/15/53 (a)	350,000	379,036
6.70%, 04/01/53 (a)	150,000	162,717
5.90%, 10/01/54 (a)	200,000	195,934
6.15%, 03/01/55 (a)	125,000	126,811
PacifiCorp
5.10%, 02/15/29 (a)	100,000	101,500
3.50%, 06/15/29 (a)	100,000	95,579
5.30%, 02/15/31 (a)	150,000	152,667
7.70%, 11/15/31	100,000	115,589
5.45%, 02/15/34 (a)	200,000	201,732
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.10%, 08/01/36	100,000	105,502
5.75%, 04/01/37	100,000	101,918
6.25%, 10/15/37	100,000	105,731
6.35%, 07/15/38	100,000	105,788
6.00%, 01/15/39	130,000	134,822
4.10%, 02/01/42 (a)	75,000	61,795
4.13%, 01/15/49 (a)	150,000	118,367
4.15%, 02/15/50 (a)	150,000	118,205
3.30%, 03/15/51 (a)	100,000	67,029
2.90%, 06/15/52 (a)	100,000	61,218
5.35%, 12/01/53 (a)	200,000	186,942
5.50%, 05/15/54 (a)	250,000	238,662
5.80%, 01/15/55 (a)	300,000	298,692
PECO Energy Co.
4.90%, 06/15/33 (a)	150,000	149,809
4.15%, 10/01/44 (a)	100,000	85,216
3.90%, 03/01/48 (a)	150,000	119,093
3.00%, 09/15/49 (a)	100,000	67,838
2.80%, 06/15/50 (a)	100,000	64,483
3.05%, 03/15/51 (a)	150,000	100,170
4.60%, 05/15/52 (a)	75,000	65,834
4.38%, 08/15/52 (a)	75,000	63,731
5.25%, 09/15/54 (a)	125,000	121,118
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	100,000	101,071
6.50%, 11/15/37	150,000	168,481
4.15%, 03/15/43 (a)	100,000	85,227
5.50%, 03/15/54 (a)	75,000	75,009
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	150,000	147,444
4.13%, 04/15/30 (a)	200,000	193,704
5.25%, 09/01/34 (a)	150,000	149,917
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	150,000	151,314
4.85%, 02/15/34 (a)	150,000	149,304
4.75%, 07/15/43 (a)	50,000	46,557
4.13%, 06/15/44 (a)	100,000	85,626
3.95%, 06/01/47 (a)	150,000	122,948
4.15%, 06/15/48 (a)	100,000	84,413
5.25%, 05/15/53 (a)	150,000	147,337
Progress Energy, Inc.
7.75%, 03/01/31	150,000	171,663
7.00%, 10/30/31	100,000	112,320
6.00%, 12/01/39	100,000	103,845
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	100,000	97,631
1.90%, 01/15/31 (a)	150,000	128,112
1.88%, 06/15/31 (a)	150,000	126,308
5.35%, 05/15/34 (a)	75,000	76,148
6.25%, 09/01/37	100,000	109,358
3.60%, 09/15/42 (a)	100,000	78,598
4.30%, 03/15/44 (a)	40,000	34,042
3.80%, 06/15/47 (a)	200,000	154,268
4.05%, 09/15/49 (a)	100,000	79,402
3.20%, 03/01/50 (a)	100,000	68,135
4.50%, 06/01/52 (a)	100,000	85,239
5.25%, 04/01/53 (a)	150,000	142,016
5.75%, 05/15/54 (a)	150,000	152,964
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	100,000	86,520
5.35%, 10/01/33 (a)	100,000	102,269
3.60%, 07/01/49 (a)	50,000	37,670
5.15%, 01/15/53 (a)	50,000	47,818
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	100,000	85,122
5.25%, 01/15/33 (a)	100,000	100,501
5.20%, 01/15/35 (a)	150,000	148,096
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	150,000	145,032
2.25%, 09/15/26 (a)	150,000	145,528
3.65%, 09/01/28 (a)	100,000	97,433
3.20%, 05/15/29 (a)	100,000	95,136
1.90%, 08/15/31 (a)	250,000	211,927
4.90%, 12/15/32 (a)	150,000	150,864
5.20%, 08/01/33 (a)	100,000	101,800
5.20%, 03/01/34 (a)	100,000	101,975
5.50%, 03/01/40	75,000	77,081
3.95%, 05/01/42 (a)	150,000	126,090
3.80%, 03/01/46 (a)	150,000	120,152
3.60%, 12/01/47 (a)	100,000	76,513
3.85%, 05/01/49 (a)	150,000	119,397
3.20%, 08/01/49 (a)	75,000	52,607
3.15%, 01/01/50 (a)	100,000	69,604
2.70%, 05/01/50 (a)	150,000	95,237
2.05%, 08/01/50 (a)	200,000	107,826
5.13%, 03/15/53 (a)	50,000	47,759
5.45%, 08/01/53 (a)	100,000	99,970
5.45%, 03/01/54 (a)	100,000	99,632
5.30%, 08/01/54 (a)	100,000	97,212
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	200,000	206,452
5.88%, 10/15/28 (a)	150,000	156,240
5.20%, 04/01/29 (a)	150,000	152,949
1.60%, 08/15/30 (a)	200,000	169,814
6.13%, 10/15/33 (a)	75,000	79,503
5.45%, 04/01/34 (a)	75,000	76,055
Puget Energy, Inc.
4.10%, 06/15/30 (a)	250,000	238,172
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	75,000	76,509
6.27%, 03/15/37	362,000	393,396
4.30%, 05/20/45 (a)	75,000	62,796
4.22%, 06/15/48 (a)	100,000	82,446
3.25%, 09/15/49 (a)	100,000	69,411
2.89%, 09/15/51 (a)	100,000	63,137
5.45%, 06/01/53 (a)	75,000	73,830
5.69%, 06/15/54 (a)	75,000	76,013
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	146,626
4.95%, 08/15/28 (a)	100,000	101,147
1.70%, 10/01/30 (a)	200,000	169,648
3.00%, 03/15/32 (a)	100,000	87,731
6.00%, 06/01/39	50,000	52,718
4.50%, 08/15/40	100,000	91,118
3.75%, 06/01/47 (a)	75,000	57,591
4.15%, 05/15/48 (a)	100,000	81,625
4.10%, 06/15/49 (a)	100,000	79,598
3.32%, 04/15/50 (a)	100,000	69,890
2.95%, 08/15/51 (a)	150,000	96,974
5.35%, 04/01/53 (a)	150,000	143,658
5.55%, 04/15/54 (a)	100,000	98,790
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	75,000	73,418
5.90%, 03/15/54 (a)	75,000	77,794
Southern California Edison Co.
5.35%, 03/01/26	150,000	150,753
4.90%, 06/01/26 (a)	100,000	100,048
4.70%, 06/01/27 (a)	150,000	149,382
5.85%, 11/01/27 (a)	150,000	153,232
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 03/01/28 (a)	100,000	96,827
5.30%, 03/01/28 (a)	150,000	151,377
5.65%, 10/01/28 (a)	100,000	102,112
4.20%, 03/01/29 (a)	100,000	97,082
5.15%, 06/01/29 (a)	100,000	100,808
2.85%, 08/01/29 (a)	100,000	91,515
2.25%, 06/01/30 (a)	150,000	130,883
5.45%, 06/01/31 (a)	300,000	304,341
2.75%, 02/01/32 (a)	100,000	85,113
5.95%, 11/01/32 (a)	125,000	128,530
6.00%, 01/15/34	150,000	155,376
5.20%, 06/01/34 (a)	200,000	196,148
5.45%, 03/01/35 (a)(c)	200,000	198,862
5.63%, 02/01/36	100,000	100,170
5.55%, 01/15/37	75,000	73,913
5.95%, 02/01/38	100,000	101,653
5.50%, 03/15/40	100,000	96,083
4.50%, 09/01/40 (a)	150,000	130,416
4.05%, 03/15/42 (a)	100,000	80,370
3.90%, 03/15/43 (a)	50,000	39,001
4.65%, 10/01/43 (a)	150,000	128,396
3.60%, 02/01/45 (a)	100,000	73,468
4.00%, 04/01/47 (a)	300,000	230,091
4.13%, 03/01/48 (a)	250,000	193,955
4.88%, 03/01/49 (a)	100,000	85,882
3.65%, 02/01/50 (a)	200,000	142,758
2.95%, 02/01/51 (a)	100,000	62,433
3.65%, 06/01/51 (a)	100,000	70,624
3.45%, 02/01/52 (a)	100,000	67,550
5.45%, 06/01/52 (a)	100,000	92,681
5.70%, 03/01/53 (a)	100,000	95,830
5.88%, 12/01/53 (a)	150,000	146,955
5.75%, 04/15/54 (a)	100,000	96,224
5.90%, 03/01/55 (a)(c)	100,000	99,332
Southern Co.
3.25%, 07/01/26 (a)	400,000	393,840
5.11%, 08/01/27 (e)	150,000	151,396
4.85%, 06/15/28 (a)	200,000	201,906
5.50%, 03/15/29 (a)	200,000	205,752
3.70%, 04/30/30 (a)	250,000	237,720
5.70%, 10/15/32 (a)	100,000	104,252
5.20%, 06/15/33 (a)	150,000	150,448
5.70%, 03/15/34 (a)	150,000	155,272
4.85%, 03/15/35 (a)	125,000	121,189
4.25%, 07/01/36 (a)	125,000	114,168
4.40%, 07/01/46 (a)	300,000	253,410
3.75%, 09/15/51 (a)(b)	200,000	194,202
Southern Power Co.
5.15%, 09/15/41	100,000	96,003
5.25%, 07/15/43	50,000	47,435
4.95%, 12/15/46 (a)	100,000	90,206
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	145,432
2.75%, 10/01/26 (a)	75,000	72,888
4.10%, 09/15/28 (a)	150,000	147,372
5.30%, 04/01/33 (a)	100,000	100,608
6.20%, 03/15/40	100,000	107,117
3.90%, 04/01/45 (a)	150,000	116,570
3.85%, 02/01/48 (a)	50,000	37,379
3.25%, 11/01/51 (a)	75,000	49,888
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	132,729
3.40%, 08/15/46 (a)	75,000	54,113
3.70%, 08/15/47 (a)	100,000	74,866
3.15%, 05/01/50 (a)	150,000	99,986
6.00%, 06/01/54 (a)	100,000	103,587
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	75,000	78,000
5.30%, 12/15/34 (a)	100,000	99,405
Tampa Electric Co.
4.90%, 03/01/29 (a)	100,000	100,985
2.40%, 03/15/31 (a)	100,000	87,901
4.10%, 06/15/42 (a)	200,000	169,876
4.30%, 06/15/48 (a)	250,000	208,592
Toledo Edison Co.
6.15%, 05/15/37	100,000	108,000
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	200,000	169,276
5.20%, 09/15/34 (a)	75,000	75,317
4.85%, 12/01/48 (a)	50,000	44,886
4.00%, 06/15/50 (a)	100,000	78,474
5.90%, 04/15/55 (a)	75,000	76,869
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	144,420
2.95%, 03/15/30 (a)	200,000	184,808
2.15%, 03/15/32 (a)	100,000	84,440
5.20%, 04/01/34 (a)	100,000	101,123
8.45%, 03/15/39	100,000	129,067
3.90%, 09/15/42 (a)	40,000	33,037
4.00%, 04/01/48 (a)	250,000	200,360
2.63%, 03/15/51 (a)	100,000	61,390
3.90%, 04/01/52 (a)	150,000	117,756
5.45%, 03/15/53 (a)	100,000	98,413
5.13%, 03/15/55 (a)	75,000	70,701
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	250,000	245,490
3.75%, 05/15/27 (a)	150,000	147,831
3.80%, 04/01/28 (a)	150,000	147,141
2.88%, 07/15/29 (a)	100,000	93,394
2.40%, 03/30/32 (a)	150,000	128,409
5.00%, 04/01/33 (a)	100,000	99,396
5.00%, 01/15/34 (a)	100,000	98,978
5.05%, 08/15/34 (a)	100,000	99,361
6.00%, 01/15/36	150,000	158,827
6.00%, 05/15/37	150,000	159,480
6.35%, 11/30/37	100,000	109,370
8.88%, 11/15/38	150,000	199,186
4.00%, 01/15/43 (a)	100,000	82,501
4.65%, 08/15/43 (a)	200,000	180,434
4.45%, 02/15/44 (a)	100,000	87,145
4.20%, 05/15/45 (a)	100,000	83,588
3.80%, 09/15/47 (a)	150,000	116,163
4.60%, 12/01/48 (a)	150,000	131,343
3.30%, 12/01/49 (a)	125,000	87,399
2.45%, 12/15/50 (a)	200,000	115,634
2.95%, 11/15/51 (a)	100,000	63,864
4.63%, 05/15/52 (a)	100,000	86,661
5.45%, 04/01/53 (a)	100,000	97,881
5.70%, 08/15/53 (a)	100,000	100,489
5.35%, 01/15/54 (a)	100,000	95,730
5.55%, 08/15/54 (a)	100,000	98,824
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	100,000	101,393
1.38%, 10/15/27 (a)	200,000	184,506
4.75%, 01/15/28 (a)	150,000	150,819
1.80%, 10/15/30 (a)	35,000	29,971
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	100,000	91,952
5.00%, 05/15/29 (a)	150,000	152,973
4.75%, 09/30/32 (a)	100,000	100,048
4.30%, 10/15/48 (a)	100,000	85,679
5.05%, 10/01/54 (a)	75,000	70,346
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	93,631
3.95%, 09/01/32 (a)	100,000	94,480
4.95%, 04/01/33 (a)	100,000	99,410
5.38%, 03/30/34 (a)	100,000	101,933
3.65%, 04/01/50 (a)	100,000	74,583
Wisconsin Public Service Corp.
3.67%, 12/01/42	150,000	120,698
3.30%, 09/01/49 (a)	100,000	71,255
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	146,865
4.00%, 06/15/28 (a)	250,000	244,627
2.60%, 12/01/29 (a)	100,000	90,551
3.40%, 06/01/30 (a)	100,000	93,132
4.60%, 06/01/32 (a)	200,000	193,888
5.45%, 08/15/33 (a)	150,000	151,392
5.50%, 03/15/34 (a)	150,000	151,444
3.50%, 12/01/49 (a)	100,000	70,663
		112,062,410
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	100,000	97,100
2.63%, 09/15/29 (a)	125,000	115,626
1.50%, 01/15/31 (a)	150,000	125,866
5.90%, 11/15/33 (a)	150,000	159,427
4.13%, 10/15/44 (a)	300,000	252,369
4.30%, 10/01/48 (a)	100,000	84,431
4.13%, 03/15/49 (a)	100,000	81,047
3.38%, 09/15/49 (a)	100,000	71,850
2.85%, 02/15/52 (a)	150,000	95,868
5.75%, 10/15/52 (a)	100,000	103,246
6.20%, 11/15/53 (a)	100,000	110,268
5.00%, 12/15/54 (a)	100,000	92,245
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	203,654
4.00%, 04/01/28 (a)	100,000	98,334
1.75%, 10/01/30 (a)	100,000	85,415
5.40%, 03/01/33 (a)	100,000	102,118
5.40%, 07/01/34 (a)	75,000	76,250
5.85%, 01/15/41 (a)	100,000	103,829
4.10%, 09/01/47 (a)	50,000	41,223
National Grid USA
5.80%, 04/01/35	75,000	77,084
NiSource, Inc.
3.49%, 05/15/27 (a)	250,000	244,547
5.25%, 03/30/28 (a)	200,000	203,474
5.20%, 07/01/29 (a)	150,000	152,836
2.95%, 09/01/29 (a)	100,000	93,006
3.60%, 05/01/30 (a)	150,000	142,218
1.70%, 02/15/31 (a)	250,000	209,682
5.35%, 04/01/34 (a)	100,000	101,122
5.95%, 06/15/41 (a)	75,000	78,022
5.25%, 02/15/43 (a)	45,000	43,430
4.80%, 02/15/44 (a)	209,000	190,161
5.65%, 02/01/45 (a)	100,000	100,794
4.38%, 05/15/47 (a)	200,000	168,014
3.95%, 03/30/48 (a)	100,000	78,668
5.00%, 06/15/52 (a)	75,000	68,472
6.95%, 11/30/54 (a)(b)	75,000	77,022
6.38%, 03/31/55 (a)(b)	125,000	124,838
ONE Gas, Inc.
2.00%, 05/15/30 (a)	100,000	87,947
4.25%, 09/01/32 (a)	75,000	72,148
4.66%, 02/01/44 (a)	100,000	90,372
4.50%, 11/01/48 (a)	100,000	85,481
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	143,242
2.50%, 03/15/31 (a)	100,000	87,431
5.40%, 06/15/33 (a)	100,000	101,755
5.10%, 02/15/35 (a)	75,000	74,476
3.64%, 11/01/46 (a)	100,000	74,713
3.35%, 06/01/50 (a)	100,000	68,549
5.05%, 05/15/52 (a)	50,000	44,966
Sempra
5.40%, 08/01/26 (a)	100,000	100,721
3.25%, 06/15/27 (a)	200,000	193,922
3.40%, 02/01/28 (a)	200,000	192,978
3.70%, 04/01/29 (a)	150,000	143,515
5.50%, 08/01/33 (a)	150,000	151,186
3.80%, 02/01/38 (a)	150,000	124,043
6.00%, 10/15/39	150,000	153,099
4.00%, 02/01/48 (a)	150,000	113,228
4.13%, 04/01/52 (a)(b)	200,000	189,624
6.40%, 10/01/54 (a)(b)	200,000	193,104
6.88%, 10/01/54 (a)(b)	200,000	199,852
6.55%, 04/01/55 (a)(b)	100,000	97,137
6.63%, 04/01/55 (a)(b)	75,000	74,266
Southern California Gas Co.
2.95%, 04/15/27 (a)	150,000	145,183
2.55%, 02/01/30 (a)	100,000	90,452
5.20%, 06/01/33 (a)	100,000	100,729
5.05%, 09/01/34 (a)	100,000	99,150
3.75%, 09/15/42 (a)	75,000	59,416
4.13%, 06/01/48 (a)	75,000	61,013
4.30%, 01/15/49 (a)	150,000	123,077
3.95%, 02/15/50 (a)	100,000	77,150
6.35%, 11/15/52 (a)	100,000	107,925
5.75%, 06/01/53 (a)	100,000	100,659
5.60%, 04/01/54 (a)	100,000	98,767
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	100,000	84,196
5.15%, 09/15/32 (a)	100,000	100,489
5.75%, 09/15/33 (a)	100,000	103,785
4.95%, 09/15/34 (a)	100,000	97,920
5.88%, 03/15/41 (a)	150,000	154,014
4.40%, 06/01/43 (a)	75,000	64,993
3.95%, 10/01/46 (a)	150,000	118,419
4.40%, 05/30/47 (a)	100,000	83,790
3.15%, 09/30/51 (a)	75,000	49,584
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	219,532
4.05%, 03/15/32 (a)	150,000	140,907
4.15%, 06/01/49 (a)	100,000	79,016
Spire Missouri, Inc.
5.15%, 08/15/34 (a)	50,000	50,693
3.30%, 06/01/51 (a)	100,000	70,590
Spire, Inc.
5.30%, 03/01/26	75,000	75,422
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	78,034
		9,746,216
Utility Other 0.1%
American Water Capital Corp.
3.75%, 09/01/28 (a)	240,000	233,539
3.45%, 06/01/29 (a)	300,000	286,563
2.30%, 06/01/31 (a)	200,000	172,710
5.15%, 03/01/34 (a)	100,000	100,701
6.59%, 10/15/37	150,000	169,503
4.00%, 12/01/46 (a)	150,000	120,376
3.75%, 09/01/47 (a)	200,000	154,018
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 09/01/48 (a)	100,000	82,253
4.15%, 06/01/49 (a)	150,000	121,878
3.45%, 05/01/50 (a)	100,000	71,944
3.25%, 06/01/51 (a)	200,000	137,804
5.45%, 03/01/54 (a)	100,000	98,274
Essential Utilities, Inc.
4.80%, 08/15/27 (a)	100,000	100,574
3.57%, 05/01/29 (a)	75,000	71,415
2.70%, 04/15/30 (a)	100,000	90,584
2.40%, 05/01/31 (a)	50,000	43,582
5.38%, 01/15/34 (a)	100,000	101,041
4.28%, 05/01/49 (a)	100,000	81,004
3.35%, 04/15/50 (a)	100,000	68,750
5.30%, 05/01/52 (a)	100,000	93,859
United Utilities PLC
6.88%, 08/15/28	100,000	106,324
		2,506,696
		124,315,322
Total Corporates (Cost $1,419,172,805)		1,317,039,527

TREASURIES 44.1% OF NET ASSETS
U.S. Treasury Bonds
6.75%, 08/15/26	750,000	779,971
6.50%, 11/15/26	955,300	999,053
6.63%, 02/15/27	496,400	522,859
6.38%, 08/15/27	743,300	785,459
6.13%, 11/15/27	1,509,500	1,593,643
5.50%, 08/15/28	280,000	294,405
5.25%, 11/15/28	1,588,100	1,655,966
5.25%, 02/15/29	795,300	834,537
6.13%, 08/15/29	900,000	977,836
6.25%, 05/15/30	950,000	1,048,563
5.38%, 02/15/31	1,460,000	1,560,660
4.50%, 02/15/36	1,536,700	1,587,483
4.75%, 02/15/37	881,000	927,390
5.00%, 05/15/37	1,180,000	1,268,039
4.38%, 02/15/38	1,290,600	1,305,018
4.50%, 05/15/38	1,481,000	1,516,289
3.50%, 02/15/39	1,228,300	1,125,430
4.25%, 05/15/39	1,637,500	1,620,869
4.50%, 08/15/39	2,223,300	2,257,171
4.38%, 11/15/39	2,375,900	2,377,756
4.63%, 02/15/40	2,448,600	2,514,597
1.13%, 05/15/40	7,350,000	4,682,180
4.38%, 05/15/40	2,377,000	2,374,214
1.13%, 08/15/40	9,400,000	5,932,281
3.88%, 08/15/40	2,109,100	1,985,685
1.38%, 11/15/40	10,300,000	6,738,453
4.25%, 11/15/40	2,273,600	2,231,858
1.88%, 02/15/41	12,600,000	8,910,563
4.75%, 02/15/41	2,200,000	2,284,563
2.25%, 05/15/41	10,300,000	7,689,594
4.38%, 05/15/41	1,613,700	1,603,614
1.75%, 08/15/41	14,500,000	9,899,649
3.75%, 08/15/41	2,103,600	1,934,655
2.00%, 11/15/41	11,800,000	8,346,656
3.13%, 11/15/41	2,381,600	2,007,987
2.38%, 02/15/42	9,800,000	7,332,391
3.13%, 02/15/42	2,430,900	2,041,956
3.00%, 05/15/42	2,505,300	2,058,261
3.25%, 05/15/42	8,800,000	7,496,500
2.75%, 08/15/42	2,668,100	2,101,129
3.38%, 08/15/42	7,600,000	6,570,438
2.75%, 11/15/42	4,010,800	3,144,405
4.00%, 11/15/42	7,200,000	6,770,813
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 02/15/43	3,282,900	2,717,369
3.88%, 02/15/43	8,300,000	7,661,938
2.88%, 05/15/43	5,672,800	4,507,660
3.88%, 05/15/43	8,100,000	7,457,063
3.63%, 08/15/43	5,042,900	4,469,270
4.38%, 08/15/43	8,700,000	8,551,828
3.75%, 11/15/43	3,902,900	3,515,964
4.75%, 11/15/43	8,800,000	9,066,063
3.63%, 02/15/44	3,862,900	3,413,838
4.50%, 02/15/44	8,650,000	8,622,293
3.38%, 05/15/44	3,893,600	3,311,385
4.63%, 05/15/44	8,400,000	8,502,375
3.13%, 08/15/44	5,288,200	4,308,644
4.13%, 08/15/44	8,549,000	8,088,823
3.00%, 11/15/44	4,553,600	3,626,871
4.63%, 11/15/44	9,650,000	9,757,055
2.50%, 02/15/45	5,807,000	4,236,388
4.75%, 02/15/45	2,100,000	2,163,328
3.00%, 05/15/45	1,068,600	847,784
2.88%, 08/15/45	3,588,200	2,782,257
3.00%, 11/15/45	2,118,600	1,673,860
2.50%, 02/15/46	4,800,000	3,456,375
2.50%, 05/15/46	4,717,800	3,385,759
2.25%, 08/15/46	5,995,800	4,083,702
2.88%, 11/15/46	2,598,900	1,986,940
3.00%, 02/15/47	5,500,000	4,288,281
3.00%, 05/15/47	4,200,000	3,266,156
2.75%, 08/15/47	6,075,000	4,499,297
2.75%, 11/15/47	6,300,000	4,655,602
3.00%, 02/15/48	6,800,000	5,253,000
3.13%, 05/15/48	7,500,000	5,912,109
3.00%, 08/15/48	9,050,000	6,960,723
3.38%, 11/15/48	8,600,000	7,068,125
3.00%, 02/15/49	9,000,000	6,901,875
2.88%, 05/15/49	8,550,000	6,391,125
2.25%, 08/15/49	8,500,000	5,568,164
2.38%, 11/15/49	7,700,000	5,170,430
2.00%, 02/15/50	9,570,000	5,888,541
1.25%, 05/15/50	11,250,000	5,683,008
1.38%, 08/15/50	12,901,000	6,695,417
1.63%, 11/15/50	12,401,000	6,872,867
1.88%, 02/15/51	14,300,000	8,442,586
2.38%, 05/15/51	14,000,000	9,315,469
2.00%, 08/15/51	14,100,000	8,548,125
1.88%, 11/15/51	13,100,000	7,679,875
2.25%, 02/15/52	11,800,000	7,581,500
2.88%, 05/15/52	11,399,000	8,426,355
3.00%, 08/15/52	10,575,000	8,013,867
4.00%, 11/15/52	10,600,000	9,716,391
3.63%, 02/15/53	10,800,000	9,255,094
3.63%, 05/15/53	10,800,000	9,262,688
4.13%, 08/15/53	11,869,000	11,132,751
4.75%, 11/15/53	12,350,000	12,837,246
4.25%, 02/15/54	13,225,000	12,689,801
4.63%, 05/15/54	12,850,000	13,128,082
4.25%, 08/15/54	13,600,000	13,075,125
4.50%, 11/15/54	13,200,000	13,241,250
4.63%, 02/15/55	5,000,000	5,125,000
U.S. Treasury Notes
4.63%, 03/15/26	7,700,000	7,738,199
0.75%, 03/31/26	10,200,000	9,842,402
2.25%, 03/31/26	4,400,000	4,314,836
4.50%, 03/31/26	12,500,000	12,550,537
3.75%, 04/15/26	7,500,000	7,471,729
0.75%, 04/30/26	11,000,000	10,587,285
2.38%, 04/30/26	4,000,000	3,923,125
4.88%, 04/30/26	12,500,000	12,608,887
1.63%, 05/15/26	6,674,500	6,484,433
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 05/15/26	8,000,000	7,957,812
0.75%, 05/31/26	11,000,000	10,560,859
2.13%, 05/31/26	4,700,000	4,589,844
4.88%, 05/31/26	13,300,000	13,428,324
4.13%, 06/15/26	7,500,000	7,507,617
0.88%, 06/30/26	9,900,000	9,497,232
1.88%, 06/30/26	4,450,000	4,325,974
4.63%, 06/30/26	13,000,000	13,095,215
4.50%, 07/15/26	7,000,000	7,042,109
0.63%, 07/31/26	10,000,000	9,536,133
1.88%, 07/31/26	4,300,000	4,173,436
4.38%, 07/31/26	12,200,000	12,256,234
1.50%, 08/15/26	9,971,600	9,619,088
4.38%, 08/15/26	8,000,000	8,037,969
0.75%, 08/31/26	11,000,000	10,481,797
1.38%, 08/31/26	4,600,000	4,424,895
3.75%, 08/31/26	12,500,000	12,448,242
4.63%, 09/15/26	8,100,000	8,172,141
0.88%, 09/30/26	10,500,000	9,999,404
1.63%, 09/30/26	3,300,000	3,181,084
3.50%, 09/30/26	12,800,000	12,699,000
4.63%, 10/15/26	8,500,000	8,579,023
1.13%, 10/31/26	10,601,000	10,112,360
1.63%, 10/31/26	4,301,000	4,137,612
4.13%, 10/31/26	13,000,000	13,022,344
2.00%, 11/15/26	8,773,900	8,485,664
4.63%, 11/15/26	8,800,000	8,886,969
1.25%, 11/30/26	11,098,000	10,587,535
1.63%, 11/30/26	3,700,000	3,553,156
4.25%, 11/30/26	13,000,000	13,051,797
4.38%, 12/15/26	9,800,000	9,860,867
1.25%, 12/31/26	10,600,000	10,091,117
1.75%, 12/31/26	4,300,000	4,131,863
4.25%, 12/31/26	13,000,000	13,055,605
4.00%, 01/15/27	10,001,000	10,000,805
1.50%, 01/31/27	14,700,000	14,030,461
4.13%, 01/31/27	13,000,000	13,028,945
2.25%, 02/15/27	8,942,600	8,651,966
4.13%, 02/15/27	10,000,000	10,025,000
1.13%, 02/28/27	2,700,000	2,553,504
1.88%, 02/28/27	10,000,000	9,598,242
4.13%, 02/28/27	11,500,000	11,530,322
4.25%, 03/15/27	10,500,000	10,552,910
0.63%, 03/31/27	4,350,000	4,061,473
2.50%, 03/31/27	9,800,000	9,514,422
4.50%, 04/15/27	11,000,000	11,113,867
0.50%, 04/30/27	5,900,000	5,478,473
2.75%, 04/30/27	9,050,000	8,821,629
2.38%, 05/15/27	10,000,000	9,662,891
4.50%, 05/15/27	11,500,000	11,624,434
0.50%, 05/31/27	5,800,000	5,370,211
2.63%, 05/31/27	9,200,000	8,934,063
4.63%, 06/15/27	11,000,000	11,155,977
0.50%, 06/30/27	7,000,000	6,464,336
3.25%, 06/30/27	9,200,000	9,056,609
4.38%, 07/15/27	11,300,000	11,401,523
0.38%, 07/31/27	8,000,000	7,343,125
2.75%, 07/31/27	9,050,000	8,796,883
2.25%, 08/15/27	8,042,000	7,721,262
3.75%, 08/15/27	11,500,000	11,439,805
0.50%, 08/31/27	7,400,000	6,794,703
3.13%, 08/31/27	8,500,000	8,329,004
3.38%, 09/15/27	11,500,000	11,337,383
0.38%, 09/30/27	9,900,000	9,036,070
4.13%, 09/30/27	8,900,000	8,935,113
3.88%, 10/15/27	11,000,000	10,973,359
0.50%, 10/31/27	9,450,000	8,627,924
4.13%, 10/31/27	8,500,000	8,532,871
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 11/15/27	8,500,000	8,127,793
4.13%, 11/15/27	11,000,000	11,041,680
0.63%, 11/30/27	9,600,000	8,772,375
3.88%, 11/30/27	8,100,000	8,078,801
4.00%, 12/15/27	11,000,000	11,010,312
0.63%, 12/31/27	10,400,000	9,477,000
3.88%, 12/31/27	7,900,000	7,881,176
4.25%, 01/15/28	15,500,000	15,616,855
0.75%, 01/31/28	11,500,000	10,491,055
3.50%, 01/31/28	8,500,000	8,390,762
2.75%, 02/15/28	11,351,000	10,970,564
4.25%, 02/15/28	10,000,000	10,079,297
1.13%, 02/29/28	11,500,000	10,584,941
4.00%, 02/29/28	8,500,000	8,505,977
1.25%, 03/31/28	12,000,000	11,062,500
3.63%, 03/31/28	8,000,000	7,920,625
1.25%, 04/30/28	12,000,000	11,035,781
3.50%, 04/30/28	8,500,000	8,378,809
2.88%, 05/15/28	12,350,000	11,944,766
1.25%, 05/31/28	11,300,000	10,368,191
3.63%, 05/31/28	8,500,000	8,408,691
1.25%, 06/30/28	10,900,000	9,978,609
4.00%, 06/30/28	8,000,000	8,005,312
1.00%, 07/31/28	10,700,000	9,691,023
4.13%, 07/31/28	8,000,000	8,036,875
2.88%, 08/15/28	12,050,000	11,622,602
1.13%, 08/31/28	11,400,000	10,344,609
4.38%, 08/31/28	8,800,000	8,909,313
1.25%, 09/30/28	11,350,000	10,323,180
4.63%, 09/30/28	9,600,000	9,800,250
1.38%, 10/31/28	10,100,000	9,209,148
4.88%, 10/31/28	10,000,000	10,296,484
3.13%, 11/15/28	10,750,000	10,431,279
1.50%, 11/30/28	11,000,000	10,055,547
4.38%, 11/30/28	10,500,000	10,636,172
1.38%, 12/31/28	10,500,000	9,529,570
3.75%, 12/31/28	9,700,000	9,613,988
1.75%, 01/31/29	9,900,000	9,100,266
4.00%, 01/31/29	11,000,000	11,000,000
2.63%, 02/15/29	10,650,000	10,118,332
1.88%, 02/28/29	8,800,000	8,115,250
4.25%, 02/28/29	12,350,000	12,461,439
2.38%, 03/31/29	9,000,000	8,451,914
4.13%, 03/31/29	12,300,000	12,354,293
2.88%, 04/30/29	7,500,000	7,178,320
4.63%, 04/30/29	13,000,000	13,306,211
2.38%, 05/15/29	9,050,000	8,485,436
2.75%, 05/31/29	7,300,000	6,944,695
4.50%, 05/31/29	12,800,000	13,046,000
3.25%, 06/30/29	7,300,000	7,080,145
4.25%, 06/30/29	13,000,000	13,123,398
2.63%, 07/31/29	6,750,000	6,375,586
4.00%, 07/31/29	13,000,000	12,997,969
1.63%, 08/15/29	8,350,000	7,556,098
3.13%, 08/31/29	6,900,000	6,649,336
3.63%, 08/31/29	13,100,000	12,898,383
3.50%, 09/30/29	13,000,000	12,726,289
3.88%, 09/30/29	6,600,000	6,561,844
4.00%, 10/31/29	6,500,000	6,494,414
4.13%, 10/31/29	13,100,000	13,163,453
1.75%, 11/15/29	6,350,000	5,746,750
3.88%, 11/30/29	6,100,000	6,063,305
4.13%, 11/30/29	13,200,000	13,270,125
3.88%, 12/31/29	6,000,000	5,962,031
4.38%, 12/31/29	12,400,000	12,596,172
3.50%, 01/31/30	6,400,000	6,253,000
4.25%, 01/31/30	13,200,000	13,339,219
1.50%, 02/15/30	10,850,000	9,628,103
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 02/28/30	19,550,000	19,545,418
3.63%, 03/31/30	6,700,000	6,576,207
3.50%, 04/30/30	6,400,000	6,241,500
0.63%, 05/15/30	15,205,000	12,789,424
3.75%, 05/31/30	6,500,000	6,412,402
3.75%, 06/30/30	6,800,000	6,706,766
4.00%, 07/31/30	6,001,000	5,989,514
0.63%, 08/15/30	19,700,000	16,426,414
4.13%, 08/31/30	7,000,000	7,024,883
4.63%, 09/30/30	6,900,000	7,095,410
4.88%, 10/31/30	7,400,000	7,704,094
0.88%, 11/15/30	20,450,000	17,176,402
4.38%, 11/30/30	7,650,000	7,772,818
3.75%, 12/31/30	7,950,000	7,821,744
4.00%, 01/31/31	7,600,000	7,574,172
1.13%, 02/15/31	20,050,000	16,988,459
4.25%, 02/28/31	7,750,000	7,824,170
4.13%, 03/31/31	8,000,000	8,021,562
4.63%, 04/30/31	8,500,000	8,752,676
1.63%, 05/15/31	19,150,000	16,596,168
4.63%, 05/31/31	8,500,000	8,752,676
4.25%, 06/30/31	8,300,000	8,376,191
4.13%, 07/31/31	8,300,000	8,318,480
1.25%, 08/15/31	21,050,000	17,682,822
3.75%, 08/31/31	8,200,000	8,041,125
3.63%, 09/30/31	8,200,000	7,980,266
4.13%, 10/31/31	8,250,000	8,263,535
1.38%, 11/15/31	21,100,000	17,750,375
4.13%, 11/30/31	8,200,000	8,212,813
4.50%, 12/31/31	8,200,000	8,395,391
4.38%, 01/31/32	9,400,000	9,554,953
1.88%, 02/15/32	19,500,000	16,879,687
4.13%, 02/29/32	7,500,000	7,509,961
2.88%, 05/15/32	19,050,000	17,585,531
2.75%, 08/15/32	18,755,000	17,112,472
4.13%, 11/15/32	18,450,000	18,457,207
3.50%, 02/15/33	18,400,000	17,609,375
3.38%, 05/15/33	18,700,000	17,700,719
3.88%, 08/15/33	20,300,000	19,890,828
4.50%, 11/15/33	21,450,000	21,964,465
4.00%, 02/15/34	22,450,000	22,148,329
4.38%, 05/15/34	22,450,000	22,769,211
3.88%, 08/15/34	22,500,000	21,946,289
4.25%, 11/15/34	21,900,000	21,987,258
4.63%, 02/15/35	8,200,000	8,482,516
Total Treasuries (Cost $2,452,742,251)		2,427,135,281

GOVERNMENT RELATED 4.3% OF NET ASSETS

Agency 1.3%
Foreign 0.6%
Austria 0.0%
Oesterreichische Kontrollbank AG
5.00%, 10/23/26	200,000	202,734
4.75%, 05/21/27	500,000	506,445
4.25%, 03/01/28	250,000	251,193
4.13%, 01/18/29	300,000	299,763
4.50%, 01/24/30	200,000	203,168
		1,463,303
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canada 0.1%
Export Development Canada
4.38%, 06/29/26	300,000	300,912
3.00%, 05/25/27	550,000	537,042
3.75%, 09/07/27	500,000	496,500
3.88%, 02/14/28	750,000	746,062
4.13%, 02/13/29	500,000	500,180
4.75%, 06/05/34	500,000	516,720
		3,097,416
Germany 0.2%
Kreditanstalt fuer Wiederaufbau
5.00%, 03/16/26(h)	500,000	504,325
4.63%, 08/07/26(h)	1,075,000	1,083,191
1.00%, 10/01/26(h)	650,000	619,937
4.38%, 03/01/27(h)	1,000,000	1,005,950
3.00%, 05/20/27(h)	950,000	928,767
3.50%, 08/27/27(h)	300,000	296,262
3.75%, 02/15/28(h)	400,000	396,788
2.88%, 04/03/28(h)	750,000	724,890
3.88%, 06/15/28(h)	1,000,000	994,760
4.00%, 03/15/29(h)	1,000,000	997,520
1.75%, 09/14/29(h)	400,000	362,040
4.63%, 03/18/30(h)	600,000	613,956
0.75%, 09/30/30(h)	400,000	333,924
4.75%, 10/29/30(h)	400,000	412,744
4.13%, 07/15/33(h)	1,000,000	990,350
4.38%, 02/28/34(h)	500,000	503,760
0.00%, 04/18/36(h)(i)	300,000	184,461
0.00%, 06/29/37(h)(i)	450,000	262,089
Landwirtschaftliche Rentenbank
0.88%, 03/30/26(h)	250,000	241,325
1.75%, 07/27/26(h)	250,000	241,973
3.88%, 09/28/27(h)	250,000	249,003
2.50%, 11/15/27(h)	250,000	240,173
4.63%, 04/17/29(h)	300,000	305,955
0.88%, 09/03/30(h)	500,000	420,475
		12,914,618
Japan 0.1%
Japan Bank for International Cooperation
2.38%, 04/20/26	500,000	489,320
4.25%, 04/27/26	750,000	749,265
1.88%, 07/21/26	400,000	387,324
2.25%, 11/04/26	300,000	290,382
1.63%, 01/20/27	200,000	190,648
2.88%, 06/01/27	200,000	194,054
2.88%, 07/21/27	200,000	193,914
4.38%, 10/05/27	200,000	200,898
2.75%, 11/16/27	450,000	433,224
4.63%, 07/19/28	300,000	303,783
3.25%, 07/20/28	200,000	193,994
4.88%, 10/18/28	200,000	204,410
3.50%, 10/31/28	200,000	195,066
2.13%, 02/16/29	250,000	230,190
2.00%, 10/17/29	200,000	180,984
1.25%, 01/21/31	250,000	209,958
1.88%, 04/15/31	700,000	606,606
4.63%, 04/17/34	200,000	202,756
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	193,108
2.75%, 04/27/27	200,000	193,450
4.00%, 05/23/28	250,000	248,020
4.75%, 05/21/29	200,000	202,974
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.00%, 07/22/30	380,000	318,588
1.75%, 04/28/31	200,000	171,180
		6,784,096
Norway 0.1%
Equinor ASA
3.00%, 04/06/27(a)	200,000	195,316
7.25%, 09/23/27	200,000	214,878
3.63%, 09/10/28(a)	300,000	292,779
3.13%, 04/06/30(a)	250,000	234,175
2.38%, 05/22/30(a)	300,000	269,793
3.63%, 04/06/40(a)	100,000	83,981
5.10%, 08/17/40	114,000	113,718
4.25%, 11/23/41	100,000	88,857
3.95%, 05/15/43	150,000	127,746
4.80%, 11/08/43	100,000	94,832
3.25%, 11/18/49(a)	300,000	213,150
3.70%, 04/06/50(a)	250,000	192,250
		2,121,475
Republic of Korea 0.1%
Export-Import Bank of Korea
1.13%, 12/29/26	200,000	188,740
4.63%, 01/11/27	200,000	201,188
1.63%, 01/18/27	250,000	238,087
4.25%, 09/15/27	200,000	199,772
4.13%, 10/17/27	200,000	199,138
5.00%, 01/11/28	400,000	407,236
4.63%, 01/14/28	200,000	201,822
4.00%, 09/11/29	200,000	196,954
4.88%, 01/14/30	200,000	204,222
1.25%, 09/21/30	500,000	422,580
2.13%, 01/18/32	250,000	213,445
5.13%, 01/11/33	200,000	205,918
4.63%, 01/11/34(c)	200,000	199,048
5.25%, 01/14/35	200,000	208,294
2.50%, 06/29/41	200,000	145,858
Korea Development Bank
0.80%, 04/27/26	200,000	192,142
1.00%, 09/09/26	200,000	190,276
4.63%, 02/15/27	350,000	352,149
2.25%, 02/24/27	200,000	192,394
4.63%, 02/03/28	200,000	201,734
4.38%, 02/15/28	500,000	500,480
4.50%, 02/15/29(c)	500,000	502,520
4.88%, 02/03/30	200,000	204,238
2.00%, 10/25/31	250,000	214,168
4.25%, 09/08/32	250,000	243,275
4.38%, 02/15/33	200,000	195,806
		6,421,484
Sweden 0.0%
Svensk Exportkredit AB
4.88%, 09/14/26	250,000	252,519
2.25%, 03/22/27	250,000	240,560
4.13%, 06/14/28	200,000	199,978
4.88%, 10/04/30	500,000	515,275
		1,208,332
		34,010,724
U.S. 0.7%
Federal Farm Credit Banks Funding Corp.
3.50%, 10/02/26	1,000,000	992,150
4.50%, 03/26/27	1,000,000	1,009,290
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 01/06/28	500,000	499,885
4.13%, 03/20/29	1,000,000	1,002,700
Federal Home Loan Banks
0.88%, 06/12/26	500,000	480,270
4.38%, 06/12/26	1,000,000	1,003,990
4.75%, 06/12/26	1,000,000	1,008,030
4.00%, 10/09/26	3,000,000	3,000,330
4.63%, 11/17/26	2,500,000	2,525,125
4.00%, 06/30/28	3,500,000	3,505,005
3.25%, 11/16/28	2,850,000	2,783,595
4.75%, 12/08/28	1,500,000	1,536,195
4.75%, 03/10/34	1,500,000	1,542,990
5.50%, 07/15/36	330,000	361,264
Federal Home Loan Mortgage Corp.
6.75%, 03/15/31	200,000	227,698
6.25%, 07/15/32	1,100,000	1,245,728
Federal National Mortgage Association
2.13%, 04/24/26	1,000,000	978,850
1.88%, 09/24/26	1,500,000	1,452,015
0.75%, 10/08/27	1,750,000	1,613,063
6.03%, 10/08/27	164,000	172,217
7.25%, 05/15/30	1,000,000	1,148,730
0.88%, 08/05/30	3,000,000	2,539,710
6.63%, 11/15/30	2,180,000	2,457,056
5.63%, 07/15/37	500,000	554,295
Private Export Funding Corp.
1.40%, 07/15/28	100,000	91,097
Tennessee Valley Authority
4.65%, 06/15/35	655,000	668,604
4.63%, 09/15/60	150,000	138,984
		34,538,866
		68,549,590

Government Related 0.0%
Foreign 0.0%
Philippines 0.0%
Philippines Government International Bonds
4.20%, 03/29/47	200,000	166,108

Local Authority 0.7%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.50%, 12/01/29	100,000	117,038
Province of Alberta
3.30%, 03/15/28	200,000	195,024
4.50%, 06/26/29	250,000	252,390
1.30%, 07/22/30	450,000	385,362
4.50%, 01/24/34	200,000	198,744
Province of British Columbia
2.25%, 06/02/26	150,000	146,436
0.90%, 07/20/26	300,000	286,911
4.70%, 01/24/28	700,000	709,436
4.80%, 11/15/28	400,000	407,648
4.90%, 04/24/29	400,000	409,456
1.30%, 01/29/31	500,000	421,095
4.20%, 07/06/33	450,000	439,425
4.75%, 06/12/34	350,000	353,787
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of Manitoba
2.13%, 06/22/26	230,000	223,834
1.50%, 10/25/28	150,000	136,401
4.90%, 05/31/34	150,000	153,258
Province of New Brunswick
3.63%, 02/24/28	150,000	147,092
Province of Ontario
1.05%, 04/14/26	500,000	482,960
2.50%, 04/27/26	200,000	196,138
2.30%, 06/15/26	300,000	292,848
3.10%, 05/19/27	400,000	390,760
1.05%, 05/21/27	450,000	420,255
4.20%, 01/18/29	500,000	499,040
2.00%, 10/02/29	400,000	362,688
4.70%, 01/15/30	600,000	610,692
1.13%, 10/07/30	500,000	421,475
1.60%, 02/25/31	250,000	214,125
1.80%, 10/14/31	500,000	425,920
2.13%, 01/21/32	200,000	173,060
5.05%, 04/24/34	250,000	258,310
Province of Quebec
2.50%, 04/20/26	450,000	441,616
2.75%, 04/12/27	200,000	194,108
3.63%, 04/13/28	600,000	590,202
4.50%, 04/03/29	650,000	655,622
7.50%, 09/15/29	421,000	476,185
1.35%, 05/28/30	250,000	215,793
1.90%, 04/21/31	250,000	217,077
4.50%, 09/08/33	200,000	199,508
4.25%, 09/05/34	400,000	389,264
Province of Saskatchewan
3.25%, 06/08/27	200,000	195,564
4.65%, 01/28/30	200,000	203,226
		13,509,773
U.S. 0.5%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	324,796
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	438,099
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	270,883
Board of Regents of the University of Texas System
TXBL-SER A
3.35%, 08/15/47 (a)	250,000	192,623
Broward Cnty Airport System Revenue
RB Series C
3.48%, 10/01/43 (a)	100,000	83,163
California
5.13%, 09/01/29	100,000	103,265
6.00%, 03/01/33	100,000	108,325
5.13%, 03/01/38(a)	100,000	100,982
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,046,253
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	550,000	668,320
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	500,000	583,767
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	200,000	234,649
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Earthquake Authority
RB Series A
5.60%, 07/01/27	100,000	100,960
California State University
RB Series 2017B
3.90%, 11/01/47(a)	50,000	42,359
RB Series B
5.18%, 11/01/53(a)	50,000	48,615
RB Series E
2.90%, 11/01/51(a)	100,000	71,756
TXBL-REF-SER B
2.98%, 11/01/51(a)	200,000	140,756
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	100,000	109,251
Series C
4.47%, 01/01/49	150,000	135,190
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	685,141	765,255
City of Atlanta GA Water & Wastewater Revenue
RB Series 2020
2.26%, 11/01/35 (a)	125,000	103,602
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	103,787
City of New York
6.27%, 12/01/37	200,000	215,912
GO Bonds Series 2023 B-1
5.83%, 10/01/53	200,000	216,489
GO Bonds Series 2024 D-1
5.09%, 10/01/49	75,000	73,930
GO Bonds Series 2024 D-1
5.11%, 10/01/54	75,000	74,007
GO Bonds Series 2024 D-2
5.26%, 10/01/44(a)	200,000	199,706
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	201,832
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	200,000	186,640
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	102,300
Series H
2.90%, 09/01/49	100,000	70,936
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	104,525
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	250,000	266,068
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	171,809
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
County of Miami-Dade FL Aviation Revenue
RB Series C
4.28%, 10/01/41 (a)	75,000	68,215
County of Riverside
3.82%, 02/15/38	75,000	69,247
Dallas Area Rapid Transit
Series B
6.00%, 12/01/44	140,000	148,132
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	100,000	102,154
Dallas/Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	250,000	179,786
RB Series A
4.09%, 11/01/51	100,000	84,677
Series A
2.99%, 11/01/38	100,000	85,520
Series C
3.09%, 11/01/40(a)	250,000	201,591
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	100,000	90,663
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	351,797
Foothill-Eastern Transportation Corridor Agency
Series A
3.92%, 01/15/53 (a)	100,000	78,761
Golden State Tobacco Securitization Corp.
3.71%, 06/01/41(a)	100,000	77,549
4.21%, 06/01/50(a)	100,000	73,784
RB Series A
3.12%, 06/01/38(a)	100,000	82,365
RB Series B
2.75%, 06/01/34(a)	100,000	87,098
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	101,970
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	110,161
Illinois
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	93,077	98,966
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,446,588	1,450,303
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	100,000	106,148
Indiana Finance Auth
3.05%, 01/01/51	75,000	55,609
JobsOhio Beverage System
2.83%, 01/01/38	50,000	41,560
Series B
4.53%, 01/01/35	300,000	300,313
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	100,000	98,384
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Los Angeles County Public Works Financing Authority
7.62%, 08/01/40	100,000	118,872
Los Angeles Department of Water & Power Power System
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	213,031
Louisiana Local Government Environmental Facilities & Community Development Authority
5.05%, 12/01/34(a)	250,000	254,864
RB Series A
4.15%, 02/01/33(a)	250,000	246,200
RB Series A
4.48%, 08/01/39(a)	100,000	95,825
Series 2022-ELL, Class A3
4.28%, 02/01/36(a)	200,000	193,390
Maryland Economic Development Corp
5.94%, 05/31/57 (a)	75,000	77,166
Maryland Economic Development Corp.
5.43%, 05/31/56	100,000	100,278
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40(a)	150,000	116,331
RB Series D
3.20%, 07/01/50	150,000	107,164
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	447,341
RB Series C
2.95%, 05/15/43(a)	200,000	155,775
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	130,000	129,085
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	175,000	209,278
RB (Build America Bonds) Series E
6.81%, 11/15/40	330,000	368,076
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB (Build America Bonds) Series B
7.46%, 10/01/46	100,000	122,948
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	200,000	166,853
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	140,000	154,505
RB (Build America Bonds) Series A
6.64%, 04/01/57	140,000	156,733
RB Series B
7.06%, 04/01/57	291,000	330,228
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	250,000	264,854
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	420,196
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	404,479
New York City Municipal Water Finance Authority
RB (Build America Bonds) Series GG
5.72%, 06/15/42	125,000	128,010
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	264,031
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	103,630
Water System RB (Build America Bonds) Series AA-2-2009
5.75%, 06/15/41	100,000	103,032
New York City Transitional Finance Auth
RB (Build America Bonds) Series 2010
5.51%, 08/01/37	100,000	99,980
New York City Transitional Finance Authority Future Tax Secured Revenue
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	200,836
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	51,576
RB Series 2009F
5.63%, 03/15/39	100,000	102,654
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	90,000	92,537
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	150,000	172,117
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	300,000	293,638
Oklahoma Development Finance Authority
4.38%, 11/01/45 (a)	150,000	142,197
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	338,820	345,556
Oregon School Boards Association
Series B
5.55%, 06/30/28	195,522	198,875
Pennsylvania State University
2.84%, 09/01/50	150,000	104,562
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	159,754
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	106,076
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	192,500
Consolidated Bonds 174th Series
4.46%, 10/01/62	450,000	394,350
Consolidated Bonds 181st Series
4.96%, 08/01/46	100,000	97,725
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	158,423
Consolidated Bonds 215th Series
3.29%, 08/01/69	100,000	66,124
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Port of Morrow
2.54%, 09/01/40	100,000	76,011
Regents of the University of California Medical Center Pooled Revenue
RB (Build America Bonds) Series F
6.58%, 05/15/49	75,000	82,578
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	110,813
RB Series 2022 Q
4.56%, 05/15/53	100,000	88,013
RB Series N
3.26%, 05/15/60(a)	100,000	66,814
RB Series N
3.71%, 05/15/20(a)	75,000	50,632
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	50,000	52,639
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	100,000	72,746
Sales Tax Securitization Corp.
RB 2021 Series B
3.24%, 01/01/42	100,000	82,127
RB Series 2017B
3.59%, 01/01/43	15,000	12,780
RB Series B
3.82%, 01/01/48	150,000	123,449
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	100,000	107,238
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	100,000	91,769
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34(a)	200,000	206,245
Series A
1.71%, 07/01/27	400,000	376,011
Series A
2.15%, 07/01/30	600,000	531,621
State of California
2.38%, 10/01/26	175,000	170,213
7.63%, 03/01/40	300,000	361,730
GO Bonds
7.60%, 11/01/40	300,000	367,166
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	78,572	84,851
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	598,110
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/35(a)	278,072	282,942
5.17%, 04/01/41(a)	200,000	203,632
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	150,000	123,788
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of California
RB Series 2015AQ
4.77%, 05/15/15	150,000	129,833
RB Series 2019 BD
3.35%, 07/01/29	100,000	96,525
RB Series 2020 BG
1.32%, 05/15/27(a)	195,000	183,124
RB Series AD
4.86%, 05/15/12	100,000	88,220
RB Series BG
1.61%, 05/15/30(a)	250,000	217,116
University of Michigan
4.45%, 04/01/22(a)	250,000	207,926
RB Series A
4.17%, 08/15/22(a)	75,000	58,528
RB Series C
3.60%, 04/01/47	200,000	170,504
Series B
2.44%, 04/01/40(a)	250,000	188,938
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	100,000	66,436
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50(a)	400,000	238,013
Series C
4.18%, 09/01/17(a)	100,000	78,705
Wisconsin
3.15%, 05/01/27	100,000	97,825
		26,382,829
		39,892,602

Sovereign 1.0%
Canada 0.0%
Canada Government International Bonds
0.75%, 05/19/26	250,000	240,250
3.75%, 04/26/28	800,000	793,968
4.63%, 04/30/29	750,000	766,342
		1,800,560
Chile 0.1%
Chile Government International Bonds
2.75%, 01/31/27(a)	250,000	241,350
3.24%, 02/06/28(a)	250,000	239,450
4.85%, 01/22/29(a)	300,000	300,855
2.45%, 01/31/31(a)	300,000	262,500
2.55%, 01/27/32(a)	200,000	172,106
2.55%, 07/27/33(a)	500,000	414,275
3.50%, 01/31/34(a)	250,000	220,962
4.95%, 01/05/36(a)	400,843	389,499
5.65%, 01/13/37(a)	300,000	306,216
3.10%, 05/07/41(a)	550,000	408,826
4.34%, 03/07/42(a)	250,000	217,335
3.63%, 10/30/42	150,000	118,187
3.86%, 06/21/47	200,000	155,500
3.50%, 01/25/50(a)	500,000	360,950
4.00%, 01/31/52(a)	200,000	155,680
5.33%, 01/05/54(a)	300,000	286,449
3.10%, 01/22/61(a)	250,000	154,513
3.25%, 09/21/71(a)	200,000	123,816
		4,528,469
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	300,000	348,864
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	200,000	194,052
4.55%, 01/11/28(a)	300,000	299,679
4.10%, 04/24/28	250,000	246,275
4.75%, 02/11/29	200,000	200,426
4.40%, 03/10/29(a)	200,000	197,684
3.40%, 09/18/29	250,000	236,892
5.25%, 01/15/30(a)	200,000	203,374
2.85%, 02/14/30	400,000	365,956
3.85%, 10/15/30	300,000	285,867
2.15%, 07/28/31(a)	200,000	169,962
4.65%, 09/20/32(a)	250,000	243,860
4.85%, 01/11/33(a)	200,000	197,130
4.75%, 09/10/34(a)	200,000	193,594
5.60%, 01/15/35(a)	200,000	205,982
4.35%, 01/11/48	400,000	344,080
5.35%, 02/11/49	200,000	199,306
3.70%, 10/30/49	300,000	229,950
3.50%, 02/14/50(c)	200,000	148,112
4.20%, 10/15/50	250,000	208,703
3.05%, 03/12/51	400,000	270,536
5.65%, 01/11/53(a)	200,000	203,300
5.10%, 02/10/54(a)	200,000	188,834
5.15%, 09/10/54(a)(c)	200,000	189,654
3.20%, 09/23/61(a)	200,000	129,086
4.45%, 04/15/70	200,000	165,250
3.35%, 03/12/71	200,000	130,074
		5,647,618
Israel 0.1%
Israel Government International Bonds
2.88%, 03/16/26	200,000	196,610
3.25%, 01/17/28	200,000	191,012
5.38%, 03/12/29	300,000	303,084
5.38%, 02/19/30	400,000	403,452
2.75%, 07/03/30	350,000	310,506
4.50%, 01/17/33	350,000	331,117
5.50%, 03/12/34	700,000	704,956
5.63%, 02/19/35	750,000	754,650
4.50%, 01/30/43	300,000	258,483
4.13%, 01/17/48	200,000	156,050
3.88%, 07/03/50	300,000	220,830
5.75%, 03/12/54	500,000	474,380
4.50%, 04/03/20	200,000	146,588
State of Israel
2.50%, 01/15/30	200,000	177,324
3.38%, 01/15/50	350,000	237,783
		4,866,825
Italy 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	475,000	439,508
5.38%, 06/15/33	250,000	257,390
4.00%, 10/17/49	550,000	412,467
3.88%, 05/06/51	500,000	354,545
		1,463,910
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mexico 0.2%
Mexico Government International Bonds
4.15%, 03/28/27	500,000	492,655
3.75%, 01/11/28	800,000	774,152
5.40%, 02/09/28(a)	200,000	201,654
4.50%, 04/22/29	600,000	582,312
5.00%, 05/07/29(a)	200,000	197,484
3.25%, 04/16/30(a)	500,000	450,275
6.00%, 05/13/30(a)	400,000	408,592
2.66%, 05/24/31(a)	400,000	336,896
8.30%, 08/15/31	150,000	175,191
4.75%, 04/27/32(a)	700,000	653,541
4.88%, 05/19/33(a)	400,000	369,812
3.50%, 02/12/34(a)	200,000	164,984
6.75%, 09/27/34	362,000	381,700
6.35%, 02/09/35(a)	400,000	403,528
6.00%, 05/07/36(a)	750,000	730,447
6.88%, 05/13/37(a)	700,000	722,974
6.05%, 01/11/40	700,000	667,415
4.28%, 08/14/41(a)	400,000	307,172
4.75%, 03/08/44	750,000	592,808
5.55%, 01/21/45(c)	550,000	493,213
4.60%, 01/23/46	450,000	341,892
4.35%, 01/15/47	300,000	219,174
4.60%, 02/10/48	400,000	300,492
4.50%, 01/31/50(a)	475,000	351,058
5.00%, 04/27/51(a)	450,000	354,258
4.40%, 02/12/52(a)	250,000	178,023
6.34%, 05/04/53(a)	600,000	558,024
6.40%, 05/07/54(a)	500,000	468,745
7.38%, 05/13/55(a)	500,000	524,830
3.77%, 05/24/61(a)	600,000	361,098
5.75%, 10/12/10	420,000	337,016
		13,101,415
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	250,000	269,627
3.88%, 03/17/28(a)	200,000	188,844
9.38%, 04/01/29	300,000	333,495
3.16%, 01/23/30(a)	200,000	173,192
7.50%, 03/01/31(a)	200,000	207,868
2.25%, 09/29/32(a)	800,000	585,640
3.30%, 01/19/33(a)	200,000	157,398
6.40%, 02/14/35(a)	450,000	426,861
6.70%, 01/26/36	131,000	126,798
6.88%, 01/31/36(a)	200,000	194,522
8.00%, 03/01/38(a)	200,000	209,614
4.50%, 05/15/47	250,000	169,895
4.50%, 04/16/50(a)	400,000	263,156
4.30%, 04/29/53	400,000	252,776
6.85%, 03/28/54(a)	200,000	179,842
4.50%, 04/01/56(a)	550,000	348,854
7.88%, 03/01/57(a)	200,000	200,644
3.87%, 07/23/60(a)	650,000	363,259
4.50%, 01/19/63(a)	250,000	155,728
		4,808,013
Peru 0.1%
Peru Government International Bonds
4.13%, 08/25/27	250,000	247,787
2.84%, 06/20/30	150,000	134,534
2.78%, 01/23/31(a)	400,000	350,764
1.86%, 12/01/32(a)	300,000	233,784
8.75%, 11/21/33	450,000	547,600
3.00%, 01/15/34(a)	400,000	331,892
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 02/08/35(a)	200,000	197,142
6.55%, 03/14/37	300,000	321,714
3.30%, 03/11/41(a)	250,000	187,685
5.63%, 11/18/50	395,000	382,854
3.55%, 03/10/51(a)	350,000	247,720
5.88%, 08/08/54(a)	400,000	395,252
2.78%, 12/01/60(a)	250,000	140,550
3.60%, 01/15/72(a)	200,000	127,884
3.23%, 07/28/21(a)	200,000	111,228
		3,958,390
Philippines 0.1%
Philippines Government International Bonds
5.50%, 03/30/26	200,000	202,250
3.23%, 03/29/27	200,000	195,012
3.00%, 02/01/28	400,000	382,088
3.75%, 01/14/29	200,000	193,258
9.50%, 02/02/30	250,000	300,940
2.46%, 05/05/30	200,000	179,464
7.75%, 01/14/31	350,000	401,979
1.95%, 01/06/32	200,000	165,416
6.38%, 01/15/32	300,000	323,466
3.56%, 09/29/32	200,000	181,936
5.61%, 04/13/33	200,000	206,690
5.25%, 05/14/34	200,000	201,398
6.38%, 10/23/34	600,000	652,968
5.50%, 02/04/35	200,000	205,360
4.75%, 03/05/35	200,000	193,690
5.00%, 01/13/37	200,000	196,338
3.95%, 01/20/40	600,000	511,320
3.70%, 03/01/41	550,000	447,947
3.70%, 02/02/42	400,000	323,312
2.95%, 05/05/45	200,000	138,278
2.65%, 12/10/45	200,000	130,300
3.20%, 07/06/46	500,000	356,385
5.50%, 01/17/48	200,000	200,238
5.60%, 05/14/49	200,000	201,872
5.18%, 09/05/49	200,000	190,998
5.90%, 02/04/50	200,000	209,176
		6,892,079
Poland 0.1%
Republic of Poland Government International Bonds
3.25%, 04/06/26	1,000,000	988,360
5.50%, 11/16/27(a)	200,000	204,918
4.63%, 03/18/29(a)	250,000	249,560
4.88%, 02/12/30	500,000	503,130
5.75%, 11/16/32(a)	300,000	313,704
4.88%, 10/04/33(a)	400,000	393,824
5.13%, 09/18/34(a)	500,000	498,355
5.38%, 02/12/35(a)	500,000	505,675
5.50%, 04/04/53(a)	350,000	338,488
5.50%, 03/18/54(a)	700,000	675,577
		4,671,591
Republic of Korea 0.0%
Korea International Bonds
2.75%, 01/19/27	250,000	243,720
3.50%, 09/20/28	200,000	195,156
2.50%, 06/19/29	200,000	186,836
4.50%, 07/03/29(c)	200,000	202,454
1.75%, 10/15/31	200,000	170,668
4.13%, 06/10/44	200,000	180,860
		1,179,694
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Uruguay 0.1%
Oriental Republic of Uruguay
5.25%, 09/10/60 (a)	200,000	185,536
Uruguay Government International Bonds
4.38%, 10/27/27	300,000	299,346
4.38%, 01/23/31(a)	350,000	343,248
5.75%, 10/28/34(a)	400,000	415,904
7.63%, 03/21/36	250,000	296,918
5.44%, 02/14/37(a)	300,000	303,561
4.13%, 11/20/45	150,000	128,730
5.10%, 06/18/50	750,000	703,695
4.98%, 04/20/55	400,000	362,432
		3,039,370
		56,306,798

Supranational* 1.3%
African Development Bank
0.88%, 03/23/26	250,000	241,580
0.88%, 07/22/26	500,000	478,530
4.63%, 01/04/27	350,000	353,234
4.13%, 02/25/27	500,000	500,355
4.38%, 11/03/27	500,000	504,150
4.38%, 03/14/28	250,000	252,298
3.50%, 09/18/29	400,000	390,292
5.75%, 12/31/79(a)(b)(j)	200,000	193,738
Asian Development Bank
1.00%, 04/14/26	1,000,000	966,300
2.00%, 04/24/26	500,000	488,220
4.88%, 05/21/26	400,000	403,672
1.75%, 08/14/26	400,000	387,048
2.63%, 01/12/27	500,000	487,135
4.13%, 01/12/27	500,000	500,460
1.50%, 01/20/27	500,000	476,940
3.13%, 08/20/27	500,000	489,370
2.50%, 11/02/27	500,000	480,765
4.38%, 01/14/28	900,000	907,632
2.75%, 01/19/28	500,000	482,570
3.75%, 04/25/28	500,000	495,650
1.25%, 06/09/28	250,000	228,743
5.82%, 06/16/28	250,000	262,800
4.50%, 08/25/28	500,000	506,935
4.38%, 03/06/29	600,000	606,426
1.88%, 03/15/29	300,000	275,565
3.63%, 08/28/29	600,000	588,702
1.75%, 09/19/29	250,000	225,983
1.88%, 01/24/30	400,000	360,840
0.75%, 10/08/30	750,000	624,675
1.50%, 03/04/31	500,000	429,930
3.88%, 09/28/32	650,000	636,337
4.00%, 01/12/33	350,000	344,197
3.88%, 06/14/33	350,000	340,424
4.13%, 01/12/34	350,000	345,737
Asian Infrastructure Investment Bank
3.75%, 09/14/27	300,000	297,951
4.13%, 01/18/29	500,000	500,765
4.50%, 01/16/30	1,250,000	1,271,112
Corp. Andina de Fomento
2.25%, 02/08/27	400,000	384,132
6.00%, 04/26/27	300,000	309,798
5.00%, 01/24/29	500,000	508,840
5.00%, 01/22/30	400,000	408,900
Council of Europe Development Bank
3.75%, 05/25/26	200,000	199,054
0.88%, 09/22/26	400,000	380,928
4.63%, 06/11/27	350,000	354,039
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 01/24/29	250,000	250,180
4.50%, 01/15/30	300,000	305,178
European Bank for Reconstruction & Development
4.38%, 03/09/28	500,000	504,580
4.13%, 01/25/29	500,000	500,425
4.25%, 03/13/34	250,000	248,878
European Investment Bank
0.38%, 03/26/26	1,250,000	1,201,262
2.13%, 04/13/26	500,000	489,500
0.75%, 10/26/26	500,000	473,970
1.38%, 03/15/27	750,000	711,113
4.38%, 03/19/27	700,000	704,361
2.38%, 05/24/27	450,000	434,052
3.25%, 11/15/27	500,000	490,330
3.88%, 03/15/28	1,050,000	1,045,443
4.50%, 10/16/28	750,000	760,987
4.00%, 02/15/29	750,000	747,982
1.75%, 03/15/29	500,000	457,165
4.75%, 06/15/29	1,100,000	1,128,622
1.63%, 10/09/29	350,000	314,440
3.75%, 11/15/29	1,000,000	985,220
4.50%, 03/14/30	2,000,000	2,034,940
0.88%, 05/17/30	170,000	144,532
3.63%, 07/15/30	800,000	781,128
0.75%, 09/23/30	500,000	417,640
1.25%, 02/14/31	500,000	424,665
1.63%, 05/13/31	250,000	215,900
4.38%, 10/10/31	750,000	758,512
3.75%, 02/14/33	500,000	484,535
4.13%, 02/13/34	750,000	739,777
4.88%, 02/15/36	800,000	840,592
Inter-American Development Bank
0.88%, 04/20/26	250,000	241,198
4.50%, 05/15/26	700,000	703,066
2.00%, 06/02/26	524,000	510,643
2.00%, 07/23/26	300,000	291,654
1.50%, 01/13/27	500,000	477,110
4.38%, 02/01/27	250,000	251,350
2.38%, 07/07/27	350,000	337,050
0.63%, 09/16/27	1,000,000	918,610
4.00%, 01/12/28	400,000	399,528
1.13%, 07/20/28	500,000	454,180
3.13%, 09/18/28	650,000	630,032
4.13%, 02/15/29	750,000	750,930
2.25%, 06/18/29	700,000	649,453
3.50%, 09/14/29	500,000	488,035
4.80%, 01/22/30(a)	100,000	100,761
4.50%, 02/15/30	750,000	762,907
1.13%, 01/13/31	750,000	632,190
3.63%, 09/17/31	400,000	387,008
3.50%, 04/12/33	500,000	473,950
4.50%, 09/13/33	350,000	354,998
4.38%, 07/17/34	400,000	401,420
4.38%, 01/24/44	300,000	287,637
Inter-American Investment Corp.
4.13%, 02/15/28	200,000	200,024
4.75%, 09/19/28	200,000	203,992
4.25%, 02/14/29	150,000	150,393
International Bank for Reconstruction & Development
4.75%, 04/10/26	750,000	754,905
0.88%, 07/15/26	550,000	526,878
4.00%, 08/27/26	500,000	499,570
1.88%, 10/27/26	200,000	193,086
3.13%, 06/15/27	750,000	735,053
2.50%, 11/22/27	350,000	336,396
0.75%, 11/24/27	1,000,000	916,080
1.38%, 04/20/28	1,000,000	922,070
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 07/12/28	1,000,000	982,390
4.63%, 08/01/28	800,000	814,200
1.13%, 09/13/28	1,000,000	904,370
3.63%, 09/21/29	700,000	686,539
3.88%, 10/16/29	1,000,000	990,700
1.75%, 10/23/29	450,000	405,954
3.88%, 02/14/30	1,000,000	989,430
0.88%, 05/14/30	700,000	594,818
4.00%, 07/25/30	750,000	745,207
0.75%, 08/26/30	750,000	626,775
4.00%, 01/10/31	800,000	792,504
1.25%, 02/10/31	750,000	635,303
4.50%, 04/10/31	750,000	762,375
1.63%, 11/03/31	1,000,000	851,100
4.63%, 01/15/32	1,000,000	1,023,040
2.50%, 03/29/32	750,000	671,490
4.75%, 11/14/33	550,000	567,644
3.88%, 08/28/34	500,000	482,830
4.75%, 02/15/35	80,000	82,602
International Finance Corp.
2.13%, 04/07/26	200,000	195,706
0.75%, 10/08/26	300,000	284,787
4.38%, 01/15/27	250,000	251,378
4.50%, 01/21/28	400,000	404,868
4.50%, 07/13/28	500,000	507,125
4.25%, 07/02/29	350,000	352,345
0.75%, 08/27/30	400,000	334,636
Nordic Investment Bank
4.38%, 03/14/28	250,000	252,220
4.25%, 02/28/29	250,000	251,160
		70,854,314
Total Government Related (Cost $251,709,625)		235,769,412

SECURITIZED 26.9% OF NET ASSETS

Asset-Backed Securities 0.1%
Credit Card 0.1%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28(a)	1,000,000	968,499
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	70,377	68,591
4.26%, 06/01/38	100,000	95,038
4.45%, 12/01/49	200,000	177,798
4.67%, 12/01/53	200,000	181,634
		523,061
Utilities 0.0%
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/52	175,000	168,184
		1,659,744

Commercial Mortgage-Backed Security 1.9%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60(a)	150,000	145,161
Series 2017-BNK8, Class A4
3.49%, 11/15/50(a)	1,190,000	1,127,845
Series 2017-BNK9, Class A4
3.54%, 11/15/54(a)	950,000	918,373
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2019-BN19, Class A3
3.18%, 08/15/61(a)	600,000	555,741
Series 2020-BN26, Class A4
2.40%, 03/15/63(a)	300,000	266,072
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class A3
2.90%, 07/15/49 (a)	141,063	138,864
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51(a)	449,000	439,152
Series 2023-C21, Class A5
6.00%, 09/15/56(a)(k)	1,500,000	1,601,871
Series 2025-C32, Class A4
5.43%, 02/15/62(a)	1,000,000	1,036,124
Series 2028-C28, Class A5
5.40%, 09/15/57(a)	1,000,000	1,034,223
Benchmark Mortgage Trust
Series 2019-B10, Class A4
3.72%, 03/15/62(a)	5,090,000	4,877,130
Series 2019-B12, Class A5
3.12%, 08/15/52(a)	700,000	650,563
Series 2019-B13, Class A4
2.95%, 08/15/57(a)	3,500,000	3,235,232
Series 2019-B9, Class A5
4.02%, 03/15/52(a)	600,000	578,429
Series 2020-B16, Class A5
2.73%, 02/15/53(a)	1,000,000	910,519
BMO Mortgage Trust
Series 2024-C9, Class A5
5.76%, 07/15/57 (a)	4,500,000	4,742,464
CD Mortgage Trust
Series 2016-CD2, Class A4
3.53%, 11/10/49 (a)	240,000	230,056
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48(a)	402,000	398,405
Series 2016-C4, Class A4
3.28%, 05/10/58(a)	430,000	423,747
Series 2016-C7, Class A3
3.84%, 12/10/54(a)	2,200,000	2,154,191
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4
3.31%, 04/10/49(a)	100,000	98,529
Series 2017-C4, Class A4
3.47%, 10/12/50(a)	5,700,000	5,522,902
COMM Mortgage Trust
Series 2015-CR24, Class A5
3.70%, 08/10/48(a)	1,148,000	1,141,845
Series 2015-LC23, Class A4
3.77%, 10/10/48(a)	330,000	327,378
Series 2016-CR28, Class A4
3.76%, 02/10/49(a)	602,000	596,300
Series 2016-DC2, Class A5
3.77%, 02/10/49(a)	300,000	296,847
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,500,000	2,287,255
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(k)	2,000,000	1,955,094
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K052, Class A2
3.15%, 11/25/25(a)	96,880	95,983
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K054, Class A2
2.75%, 01/25/26(a)	9,436	9,300
Series K058, Class A2
2.65%, 08/25/26(a)	600,000	585,692
Series K061, Class A2
3.35%, 11/25/26(a)(k)	2,427,897	2,388,893
Series K062, Class A2
3.41%, 12/25/26(a)	300,000	295,194
Series K064, Class A2
3.22%, 03/25/27(a)	750,000	734,855
Series K066, Class A2
3.12%, 06/25/27(a)	1,200,000	1,170,385
Series K070, Class A2
3.30%, 11/25/27(a)(k)	500,000	487,506
Series K071, Class A2
3.29%, 11/25/27(a)	2,000,000	1,948,011
Series K072, Class A2
3.44%, 12/25/27(a)	900,000	879,797
Series K074, Class A1
3.60%, 09/25/27(a)	21,938	21,800
Series K074, Class A2
3.60%, 01/25/28(a)	3,500,000	3,433,630
Series K078, Class A2
3.85%, 06/25/28(a)	1,182,367	1,166,350
Series K083, Class A2
4.05%, 09/25/28(a)(k)	250,000	247,843
Series K085, Class A2
4.06%, 10/25/28(a)(k)	700,000	693,411
Series K087, Class A2
3.77%, 12/25/28(a)	100,000	98,174
Series K088, Class A2
3.69%, 01/25/29(a)	975,000	953,618
Series K089, Class A2
3.56%, 01/25/29(a)	1,500,000	1,460,169
Series K099, Class A2
2.60%, 09/25/29(a)	2,210,000	2,055,770
Series K112, Class A2
1.31%, 05/25/30(a)	1,910,000	1,642,658
Series K130, Class A2
1.72%, 06/25/31(a)	2,000,000	1,711,476
Series K144, Class A2
2.45%, 04/25/32(a)	1,200,000	1,054,024
Series K146, Class A2
2.92%, 06/25/32(a)	2,500,000	2,261,602
Series K149, Class A2
3.53%, 08/25/32(a)	1,000,000	940,050
Series K150, Class A2
3.71%, 09/25/32(a)	700,000	665,075
Series K-1512, Class A2
2.99%, 05/25/31(a)	2,500,000	2,306,581
Series K153, Class A2
3.82%, 12/25/32(a)(k)	1,200,000	1,146,928
Series K154, Class A2
3.42%, 04/25/32(a)	700,000	673,421
Series K157, Class A2
3.99%, 05/25/33(a)	360,000	352,654
Series K157, Class A2
4.20%, 05/25/33(a)	800,000	783,002
Series K159, Class A2
4.50%, 07/25/33(a)	2,700,000	2,694,819
Series K163, Class A2
5.00%, 03/25/34(a)(l)	600,000	619,633
Series K733, Class A2
3.75%, 08/25/25(a)(k)	1,297,802	1,291,072
Series K735, Class A2
2.86%, 05/25/26(a)	798,150	784,952
Series KS03, Class A4
3.16%, 05/25/25(a)(k)	2,591	2,579
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Federal National Mortgage Association-ACES
Series 2015-M13, Class A2
2.70%, 06/25/25(a)(k)	129,872	129,105
Series 2016-M11, Class A2
2.37%, 07/25/26(a)(k)	695,622	677,994
GS Mortgage Securities Trust
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,000,000	2,765,495
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP4, Class A4
3.65%, 12/15/49 (a)(k)	2,034,000	1,984,523
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class A5
3.60%, 11/15/48(a)	1,000,000	987,340
Series 2015-C33, Class A3
3.50%, 12/15/48(a)	405,189	401,942
Series 2015-C33, Class A4
3.77%, 12/15/48(a)	2,550,000	2,528,865
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A5
3.72%, 03/15/50 (a)	2,430,000	2,379,205
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8, Class A3
3.94%, 06/15/51 (a)	271,994	264,924
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4
3.54%, 01/15/49 (a)	1,300,000	1,280,193
Morgan Stanley Capital I Trust
Series 2015-A4, Class A4
3.78%, 05/15/48(a)	50,000	49,743
Series 2015-UBS8, Class A4
3.81%, 12/15/48(a)	400,000	395,662
Series 2017-H1, Class A4
3.26%, 06/15/50(a)	250,000	242,131
Series 2020-HR8, Class A4
2.04%, 07/15/53(a)	1,000,000	868,857
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50(a)	200,000	193,895
Series 2017-C6, Class A5
3.58%, 12/15/50(a)	1,200,000	1,165,328
Wells Fargo Commercial Mortgage Trust
Series 2013-C33, Class A3
3.16%, 03/15/59(a)	101,476	100,123
Series 2015-C28, Class A3
3.29%, 05/15/48(a)	138,914	138,331
Series 2015-C30, Class A4
3.66%, 09/15/58(a)	200,000	199,038
Series 2016-C32, Class A4
3.56%, 01/15/59(a)	1,200,000	1,187,058
Series 2016-NXS5, Class A4
3.37%, 01/15/59(a)	589,632	583,990
Series 2016-NXS5, Class A6
3.64%, 01/15/59(a)	1,330,400	1,313,230
Series 2016-NXS6, Class ASB
2.83%, 11/15/49(a)	49,052	48,710
Series 2017-C40, Class A4
3.58%, 10/15/50(a)	1,020,000	988,920
Series 2017-C41, Class A4
3.47%, 11/15/50(a)	300,000	289,539
Series 2017-C42, Class A4
3.59%, 12/15/50(a)	1,400,000	1,353,575
Series 2018-C44, Class A5
4.21%, 05/15/51(a)	950,000	933,354
Series 2018-C47, Class A3
4.18%, 09/15/61(a)	482,124	472,561
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2019-C50, Class A5
3.73%, 05/15/52(a)	675,000	644,740
Series 2019-C51, Class A4
3.31%, 06/15/52(a)	1,800,000	1,670,837
Series 2019-C53, Class A4
3.04%, 10/15/52(a)	500,000	462,660
Series 2020-C55, Class A5
2.73%, 02/15/53(a)	1,950,000	1,769,303
Series 2020-C58, Class A4
2.09%, 07/15/53(a)	1,645,000	1,413,492
		105,231,882

Mortgage-Backed Securities Pass-Through 24.9%
Federal Home Loan Mortgage Corp.
1.00%, 10/01/36(a)	285,882	244,890
1.50%, 08/01/35 to 08/01/51(a)	41,126,513	33,302,673
2.00%, 01/01/28 to 04/01/52(a)	156,996,807	128,867,432
2.50%, 04/01/27 to 05/01/52(a)	79,155,313	67,414,093
3.00%, 08/01/26 to 06/01/53(a)	47,276,380	42,363,239
3.50%, 01/01/26 to 02/01/53(a)	24,460,121	22,686,153
4.00%, 05/01/26 to 11/01/54(a)	15,885,275	15,198,674
4.50%, 05/01/34 to 09/01/52(a)	10,419,037	10,258,225
5.00%, 11/01/33 to 11/01/54(a)	15,671,456	15,593,365
5.50%, 06/01/33 to 11/01/54(a)	43,097,327	43,384,764
6.00%, 05/01/32 to 10/01/54(a)	25,215,713	25,842,953
6.50%, 02/01/36 to 08/01/54(a)	15,752,419	16,326,990
7.00%, 12/01/53 to 01/01/54(a)	3,589,616	3,768,416
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36(a)	667,973	575,160
1.50%, 08/01/35 to 04/01/51(a)	26,279,278	21,961,714
2.00%, 12/01/27 to 04/01/52(a)	161,098,678	133,348,764
2.50%, 07/01/27 to 05/01/52(a)	134,729,625	115,211,228
3.00%, 10/01/26 to 05/01/52(a)	73,371,876	66,010,817
3.50%, 10/01/25 to 08/01/52(a)	47,696,229	44,345,509
4.00%, 06/01/27 to 08/01/52(a)	31,961,611	30,658,404
4.50%, 03/01/30 to 09/01/52(a)	17,603,496	17,252,162
5.00%, 11/01/33 to 11/01/54(a)	31,215,980	30,970,646
5.50%, 03/01/33 to 11/01/54(a)	30,813,635	31,067,839
6.00%, 04/01/35 to 02/01/55(a)	39,998,233	40,854,902
6.50%, 08/01/34 to 08/01/54(a)	18,237,101	18,896,087
7.00%, 10/01/53 to 10/01/54(a)	3,651,302	3,828,499
7.50%, 11/01/53 to 08/01/54(a)	1,005,917	1,061,540
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51(a)	737,595	580,059
2.00%, 04/20/36 to 05/20/52(a)	60,451,708	49,752,896
2.50%, 08/20/27 to 06/20/52(a)	62,713,540	53,892,658
3.00%, 04/20/27 to 05/20/52(a)	45,581,590	40,947,292
3.50%, 09/20/32 to 12/20/54(a)	33,454,029	31,138,803
4.00%, 06/15/39 to 10/20/52(a)	21,713,609	20,735,124
4.50%, 07/15/39 to 01/20/55(a)	21,486,684	20,929,391
5.00%, 02/20/33 to 01/20/55(a)	31,285,446	31,035,968
5.50%, 04/15/33 to 12/20/54(a)	32,388,131	32,565,733
6.00%, 04/20/44 to 01/20/55(a)	21,406,829	21,773,526
6.50%, 01/20/53 to 01/20/55(a)	9,640,382	9,843,282
7.00%, 01/20/53 to 12/20/54(a)	2,371,405	2,438,655
7.50%, 12/20/53(a)	170,698	175,273
Government National Mortgage Association, TBA
3.50%, 03/20/55(a)(m)	2,500,000	2,294,778
4.00%, 03/20/55(a)(m)	2,500,000	2,357,588
4.50%, 03/20/55(a)(m)	5,000,000	4,829,553
Uniform Mortgage-Backed Security, TBA
3.00%, 03/15/55(a)(m)	5,000,000	4,360,660
3.50%, 03/15/55(a)(m)	9,000,000	8,164,247
4.00%, 03/15/55(a)(m)	17,500,000	16,412,603
4.50%, 03/15/55(a)(m)	20,500,000	19,754,989
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 03/01/54(a)(m)	13,500,000	13,283,710
5.50%, 03/15/55(a)(m)	1,000,000	1,001,290
		1,369,563,216
Total Securitized (Cost $1,615,201,809)		1,476,454,842

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 2.0% OF NET ASSETS

Money Market Funds 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (n)	105,613,561	105,613,561
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (n)(o)	3,856,883	3,856,883
		109,470,444
Total Short-Term Investments (Cost $109,470,444)		109,470,444
Total Investments in Securities (Cost $5,848,296,934)		5,565,869,506

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $3,764,161.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $14,239,839 or 0.3% of net assets.

(e)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(f)	Issuer is affiliated with the fund’s investment adviser.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon bond.
(j)	Perpetual security with no stated maturity date. Maturity date represents next call date.
(k)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(l)	Variable rate security; rate shown is effective rate at period end.
(m)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(n)	The rate shown is the annualized 7-day yield.
(o)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2025:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 2/28/25	FACE AMOUNT AT 2/28/25	INTEREST INCOME EARNED
CORPORATES 0.0% OF NET ASSETS

Financial Institutions 0.0%
Brokerage/Asset Managers/Exchanges 0.0%
Charles Schwab Corp.
3.45%, 02/13/26	$49,221	$—	($49,530 )	($913 )	$1,534	($312 )	$—	$—	$863
0.90%, 03/11/26	189,134	—	—	—	3,877	(159)	192,852	200,000	900
1.15%, 05/13/26	141,804	—	—	—	2,720	(93)	144,431	150,000	863
5.88%, 08/24/26	153,807	—	—	—	(861)	(68)	152,878	150,000	4,406
3.20%, 03/02/27	97,057	—	—	—	1,833	(1,080)	97,810	100,000	1,600
2.45%, 03/03/27	228,665	—	—	—	1,582	760	231,007	240,000	2,940
3.30%, 04/01/27	97,209	—	—	—	1,512	(878)	97,843	100,000	1,650
3.20%, 01/25/28	96,160	—	—	—	929	(348)	96,741	100,000	1,600
2.00%, 03/20/28	184,452	—	—	—	1,840	(164)	186,128	200,000	2,000
4.00%, 02/01/29	49,226	24,163	—	—	579	(377)	73,591	75,000	1,144
5.64%, 05/19/29	196,667	—	—	—	(1,090)	(14)	195,563	190,000	5,361
3.25%, 05/22/29	71,397	—	—	—	261	(336)	71,322	75,000	1,219
2.75%, 10/01/29	46,113	—	—	—	235	(161)	46,187	50,000	688
6.20%, 11/17/29	212,078	—	—	—	(323)	(979)	210,776	200,000	6,196
4.63%, 03/22/30	50,536	—	—	—	239	(282)	50,493	50,000	1,156
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	VALUE AT 8/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 2/28/25	FACE AMOUNT AT 2/28/25	INTEREST INCOME EARNED
1.65%, 03/11/31	$83,288	$—	$—	$—	$494	$41	$83,823	$100,000	$825
2.30%, 05/13/31	86,821	—	—	—	532	(185)	87,168	100,000	1,150
1.95%, 12/01/31	104,335	—	—	—	332	1	104,668	125,000	1,219
2.90%, 03/03/32	132,957	—	—	—	(1,160)	275	132,072	150,000	2,175
5.85%, 05/19/34	210,894	25,559	—	—	(514)	(123)	235,816	225,000	6,064
6.14%, 08/24/34	215,106	26,065	—	—	(605)	(23)	240,543	225,000	6,357
Total	$2,696,927	$75,787	($49,530 )	($913 )	$13,946	($4,505 )	$2,731,712		$50,376

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,317,039,527	$—	$1,317,039,527
Treasuries[1]	—	2,427,135,281	—	2,427,135,281
Government Related[1]	—	235,769,412	—	235,769,412
Securitized[1]	—	1,476,454,842	—	1,476,454,842
Short-Term Investments[1]	109,470,444	—	—	109,470,444
Total	$109,470,444	$5,456,399,062	$—	$5,565,869,506

[1]	As categorized in the Portfolio Holdings.
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Statement of Assets and Liabilities

As of February 28, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $2,832,211)		$2,731,712
Investments in securities, at value - unaffiliated issuers (cost $5,845,464,723) including securities on loan of $3,764,161		5,563,137,794
Cash		751,511
Deposit with broker for futures contracts		837,500
Receivables:
Investments sold		79,445,881
Interest		38,811,162
Fund shares sold		6,854,505
Dividends		264,298
Income from securities on loan		1,982
Foreign tax reclaims	+	603
Total assets		5,692,836,948

Liabilities
Collateral held for securities on loan		3,856,883
Payables:
Investments bought		96,216,400
Investments bought - delayed-delivery		77,324,563
Fund shares redeemed		16,956,870
Distributions to shareholders		1,868,196
Investment adviser fees	+	164,640
Total liabilities		196,387,552
Net assets		$5,496,449,396

Net Assets by Source
Capital received from investors		$6,180,078,221
Total distributable loss	+	(683,628,825)
Net assets		$5,496,449,396

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,496,449,396		613,530,197		$8.96

See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Statement of Operations

For the period September 1, 2024 through February 28, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers (net of foreign withholding tax of $959)		$101,339,614
Dividends received from securities - unaffiliated issuers		1,745,648
Interest received from securities - affiliated issuers		45,871
Other Interest		17,937
Securities on loan, net	+	10,499
Total investment income		103,159,569

Expenses
Investment adviser fees		1,043,373
Total expenses	–	1,043,373
Net investment income		102,116,196

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(913)
Net realized losses on sales of securities - unaffiliated issuers	+	(13,772,634)
Net realized losses		(13,773,547)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		13,946
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(38,367,536)
Net change in unrealized appreciation (depreciation)	+	(38,353,590)
Net realized and unrealized losses		(52,127,137)
Increase in net assets resulting from operations		$49,989,059
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/24-2/28/25		9/1/23-8/31/24
Net investment income		$102,116,196	$168,214,083
Net realized losses		(13,773,547)	(95,340,981)
Net change in unrealized appreciation (depreciation)	+	(38,353,590)	251,216,360
Increase in net assets resulting from operations		$49,989,059	$324,089,462

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($103,753,545 )	($171,474,159 )

TRANSACTIONS IN FUND SHARES
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		96,776,286	$862,633,186	177,284,720	$1,560,766,420
Shares reinvested		9,566,315	85,260,031	15,973,002	140,325,823
Shares redeemed	+	(60,916,655)	(541,517,346)	(141,018,028)	(1,231,129,235)
Net transactions in fund shares		45,425,946	$406,375,871	52,239,694	$469,963,008

SHARES OUTSTANDING AND NET ASSETS
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		568,104,251	$5,143,838,011	515,864,557	$4,521,259,700
Total increase	+	45,425,946	352,611,385	52,239,694	622,578,311
End of period		613,530,197	$5,496,449,396	568,104,251	$5,143,838,011
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 2/28/25*	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20
Per-Share Data
Net asset value at beginning of period	$9.64	$9.40	$9.55	$10.28	$10.39	$10.13
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.36	0.25	0.11	0.10	0.19
Net realized and unrealized gains (losses)	(0.03)	0.24	(0.15)	(0.70)	(0.08)	0.27
Total from investment operations	0.16	0.60	0.10	(0.59)	0.02	0.46
Less distributions:
Distributions from net investment income	(0.19)	(0.36)	(0.25)	(0.11)	(0.10)	(0.20)
Distributions from net realized gains	—	—	—	(0.03)	(0.03)	—
Total distributions	(0.19)	(0.36)	(0.25)	(0.14)	(0.13)	(0.20)
Net asset value at end of period	$9.61	$9.64	$9.40	$9.55	$10.28	$10.39
Total return	1.72%[2]	6.56%	1.08%	(5.81%)	0.18%	4.59%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%[3]	0.06%	0.06%[4]	0.06%[4]	0.06%	0.06%
Net investment income (loss)	4.07%[3]	3.84%	2.62%	1.07%	0.96%	1.89%
Portfolio turnover rate	24%[2]	65%	97%	59%	61%	65%
Net assets, end of period (x 1,000,000)	$1,460	$1,490	$1,505	$1,881	$2,228	$1,694

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.7% OF NET ASSETS

Financial Institutions 11.2%
Banking 8.5%
Ally Financial, Inc.
7.10%, 11/15/27 (a)(b)	150,000	158,250
6.99%, 06/13/29 (b)(c)	150,000	157,719
6.85%, 01/03/30 (b)(c)	150,000	157,460
5.54%, 01/17/31 (b)(c)	100,000	100,304
American Express Co.
3.13%, 05/20/26 (b)	250,000	246,345
1.65%, 11/04/26 (b)	150,000	143,312
2.55%, 03/04/27 (b)	250,000	241,220
5.65%, 04/23/27 (b)(c)	200,000	202,460
3.30%, 05/03/27 (b)	250,000	244,240
5.85%, 11/05/27 (b)	200,000	207,000
5.10%, 02/16/28 (b)(c)	250,000	252,730
5.04%, 07/26/28 (b)(c)	150,000	151,659
5.28%, 07/27/29 (b)(c)	250,000	255,597
5.53%, 04/25/30 (b)(c)	200,000	206,230
5.09%, 01/30/31 (b)(c)	200,000	202,572
Australia & New Zealand Banking Group Ltd.
5.00%, 03/18/26	250,000	251,863
4.75%, 01/18/27	250,000	252,145
4.62%, 12/16/29	250,000	252,028
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (b)(c)	200,000	205,970
5.38%, 03/13/29 (b)	200,000	204,632
Banco Santander SA
1.85%, 03/25/26	200,000	194,220
4.25%, 04/11/27	200,000	198,118
5.29%, 08/18/27	200,000	202,168
1.72%, 09/14/27 (b)(c)	200,000	191,202
4.18%, 03/24/28 (b)(c)	200,000	197,720
4.38%, 04/12/28	200,000	197,734
5.37%, 07/15/28 (b)(c)	200,000	202,592
5.59%, 08/08/28	400,000	411,352
6.61%, 11/07/28	200,000	212,556
3.31%, 06/27/29	200,000	188,666
5.57%, 01/17/30	200,000	205,068
5.54%, 03/14/30 (b)(c)	200,000	204,282
Bank of America Corp.
4.45%, 03/03/26	300,000	299,688
3.50%, 04/19/26	400,000	395,660
4.25%, 10/22/26	200,000	199,144
1.66%, 03/11/27 (b)(c)	450,000	436,801
3.56%, 04/23/27 (b)(c)	450,000	444,735
1.73%, 07/22/27 (b)(c)	750,000	721,485
3.25%, 10/21/27 (b)	400,000	388,400
4.18%, 11/25/27 (b)	300,000	296,961
3.82%, 01/20/28 (b)(c)	300,000	295,749
2.55%, 02/04/28 (b)(c)	300,000	288,669
3.71%, 04/24/28 (b)(c)	300,000	294,069
4.38%, 04/27/28 (b)(c)	400,000	397,612
3.59%, 07/21/28 (b)(c)	250,000	243,670
4.95%, 07/22/28 (b)(c)	500,000	503,310
6.20%, 11/10/28 (b)(c)	150,000	155,681
3.42%, 12/20/28 (b)(c)	900,000	869,472
4.98%, 01/24/29 (b)(c)	300,000	302,694
3.97%, 03/05/29 (b)(c)	400,000	392,252
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 04/25/29 (b)(c)	500,000	507,020
2.09%, 06/14/29 (b)(c)	400,000	368,648
4.27%, 07/23/29 (b)(c)	500,000	493,130
5.82%, 09/15/29 (b)(c)	450,000	465,853
3.97%, 02/07/30 (b)(c)	400,000	388,408
3.19%, 07/23/30 (b)(c)	350,000	327,670
2.88%, 10/22/30 (b)(c)	200,000	184,096
5.16%, 01/24/31 (b)(c)	400,000	405,092
2.50%, 02/13/31 (b)(c)	200,000	179,118
Bank of America NA
5.53%, 08/18/26 (b)	350,000	355,628
Bank of Montreal
1.25%, 09/15/26	300,000	286,089
2.65%, 03/08/27	300,000	290,472
5.37%, 06/04/27	200,000	203,808
4.57%, 09/10/27 (b)(c)	100,000	100,042
4.70%, 09/14/27 (b)	200,000	201,120
5.20%, 02/01/28 (b)	200,000	203,550
5.72%, 09/25/28 (b)	200,000	207,140
5.00%, 01/27/29 (b)(c)	100,000	101,001
4.64%, 09/10/30 (b)(c)	100,000	99,546
3.80%, 12/15/32 (b)(c)	200,000	193,442
Bank of New York Mellon Corp.
2.80%, 05/04/26 (b)	200,000	196,636
2.45%, 08/17/26 (b)	150,000	146,151
2.05%, 01/26/27 (b)	100,000	96,094
3.25%, 05/16/27 (b)	200,000	195,574
3.40%, 01/29/28 (b)	200,000	195,024
3.44%, 02/07/28 (b)(c)	150,000	147,053
3.99%, 06/13/28 (b)(c)	150,000	148,338
5.80%, 10/25/28 (b)(c)	200,000	206,772
3.00%, 10/30/28 (b)	150,000	142,100
4.54%, 02/01/29 (b)(c)	200,000	200,308
3.85%, 04/26/29 (b)	150,000	146,831
3.30%, 08/23/29 (b)	50,000	47,174
6.32%, 10/25/29 (b)(c)	150,000	158,673
4.98%, 03/14/30 (b)(c)	150,000	152,208
4.94%, 02/11/31 (b)(c)	200,000	202,200
Bank of Nova Scotia
1.05%, 03/02/26	200,000	193,566
1.35%, 06/24/26	150,000	144,294
2.70%, 08/03/26	200,000	195,290
1.30%, 09/15/26	250,000	238,580
1.95%, 02/02/27	175,000	167,459
2.95%, 03/11/27	200,000	194,404
4.40%, 09/08/28 (b)(c)	100,000	99,433
5.45%, 08/01/29	50,000	51,448
4.85%, 02/01/30	200,000	201,106
Barclays PLC
5.20%, 05/12/26	200,000	201,038
5.83%, 05/09/27 (b)(c)	350,000	354,571
6.50%, 09/13/27 (b)(c)	250,000	256,402
2.28%, 11/24/27 (b)(c)	200,000	191,996
4.34%, 01/10/28 (b)	200,000	198,514
4.84%, 05/09/28 (b)	300,000	298,818
5.50%, 08/09/28 (b)(c)	200,000	203,358
4.84%, 09/10/28 (b)(c)	200,000	199,978
7.39%, 11/02/28 (b)(c)	200,000	212,630
5.09%, 02/25/29 (b)(c)	200,000	201,284
4.97%, 05/16/29 (b)(c)	300,000	300,858
6.49%, 09/13/29 (b)(c)	200,000	210,378
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.69%, 03/12/30 (b)(c)	300,000	307,593
5.09%, 06/20/30 (b)(c)	200,000	198,074
4.94%, 09/10/30 (b)(c)	200,000	199,218
5.37%, 02/25/31 (b)(c)	200,000	202,336
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	200,000	192,096
3.45%, 04/07/27 (b)	250,000	245,173
4.51%, 09/11/27 (b)(c)	100,000	99,929
4.86%, 01/13/28 (b)(c)	100,000	100,442
5.99%, 10/03/28 (b)	250,000	261,272
5.26%, 04/08/29 (b)	200,000	204,128
4.63%, 09/11/30 (b)(c)	100,000	99,288
5.25%, 01/13/31 (b)(c)	100,000	101,524
Capital One Financial Corp.
3.75%, 07/28/26 (b)	250,000	246,890
3.65%, 05/11/27 (b)	250,000	244,903
7.15%, 10/29/27 (b)(c)	100,000	103,760
1.88%, 11/02/27 (b)(c)	200,000	190,694
3.80%, 01/31/28 (b)	200,000	195,620
4.93%, 05/10/28 (b)(c)	200,000	200,612
5.47%, 02/01/29 (b)(c)	250,000	254,592
6.31%, 06/08/29 (b)(c)	250,000	260,535
5.70%, 02/01/30 (b)(c)	150,000	154,002
5.46%, 07/26/30 (b)(c)	200,000	203,824
Citibank NA
5.49%, 12/04/26 (b)	250,000	254,345
4.88%, 11/19/27 (b)(c)	300,000	301,416
5.80%, 09/29/28 (b)	250,000	260,400
4.84%, 08/06/29 (b)	250,000	252,435
Citigroup, Inc.
4.60%, 03/09/26	200,000	199,966
3.40%, 05/01/26	300,000	296,235
3.20%, 10/21/26 (b)	500,000	489,580
4.30%, 11/20/26	250,000	248,955
1.46%, 06/09/27 (b)(c)	500,000	480,475
4.45%, 09/29/27	500,000	496,770
3.89%, 01/10/28 (b)(c)	400,000	394,800
3.07%, 02/24/28 (b)(c)	400,000	388,028
4.66%, 05/24/28 (b)(c)	250,000	249,983
3.67%, 07/24/28 (b)(c)	350,000	341,502
4.13%, 07/25/28	300,000	295,017
3.52%, 10/27/28 (b)(c)	400,000	388,088
4.79%, 03/04/29 (b)(c)	300,000	300,906
4.08%, 04/23/29 (b)(c)	300,000	294,714
5.17%, 02/13/30 (b)(c)	400,000	404,660
3.98%, 03/20/30 (b)(c)	350,000	338,803
4.54%, 09/19/30 (b)(c)	450,000	443,484
2.98%, 11/05/30 (b)(c)	300,000	275,700
2.67%, 01/29/31 (b)(c)	300,000	270,570
5.59%, 11/19/34 (b)(c)	175,000	175,852
Citizens Financial Group, Inc.
2.85%, 07/27/26 (b)	150,000	146,352
5.84%, 01/23/30 (b)(c)	200,000	205,616
Comerica, Inc.
5.98%, 01/30/30 (b)(c)	150,000	152,913
Commonwealth Bank of Australia
5.32%, 03/13/26	250,000	252,590
Cooperatieve Rabobank UA
3.75%, 07/21/26	250,000	246,513
4.88%, 01/21/28	250,000	253,895
4.80%, 01/09/29	250,000	253,682
4.49%, 10/17/29	250,000	249,883
Deutsche Bank AG
1.69%, 03/19/26	200,000	194,300
2.31%, 11/16/27 (b)(c)	350,000	335,800
2.55%, 01/07/28 (b)(c)	200,000	192,236
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.37%, 01/10/29 (b)(c)	200,000	201,954
6.72%, 01/18/29 (b)(c)	200,000	209,278
6.82%, 11/20/29 (b)(c)	250,000	265,685
5.00%, 09/11/30 (b)(c)	150,000	149,343
4.88%, 12/01/32 (b)(c)	200,000	196,102
Discover Bank
3.45%, 07/27/26 (b)	250,000	245,680
Discover Financial Services
4.10%, 02/09/27 (b)	150,000	148,215
Fifth Third Bancorp
2.55%, 05/05/27 (b)	175,000	167,564
1.71%, 11/01/27 (b)(c)	100,000	95,366
6.36%, 10/27/28 (b)(c)	250,000	260,225
6.34%, 07/27/29 (b)(c)	200,000	209,512
4.77%, 07/28/30 (b)(c)	100,000	99,565
4.90%, 09/06/30 (b)(c)	100,000	99,809
Fifth Third Bank NA
4.97%, 01/28/28 (b)(c)	250,000	251,603
Fifth Third Bank, Inc.
3.85%, 03/15/26 (b)	200,000	198,338
FNB Corp.
5.72%, 12/11/30 (b)(c)	75,000	75,542
Goldman Sachs Bank USA
5.28%, 03/18/27 (b)(c)	150,000	151,073
5.41%, 05/21/27 (b)(c)	400,000	404,396
Goldman Sachs Group, Inc.
3.50%, 11/16/26 (b)	500,000	491,685
3.85%, 01/26/27 (b)	300,000	296,616
1.43%, 03/09/27 (b)(c)	550,000	532,779
1.54%, 09/10/27 (b)(c)	550,000	525,041
1.95%, 10/21/27 (b)(c)	500,000	479,020
2.64%, 02/24/28 (b)(c)	400,000	384,952
3.62%, 03/15/28 (b)(c)	600,000	587,994
3.69%, 06/05/28 (b)(c)	375,000	367,087
4.48%, 08/23/28 (b)(c)	250,000	248,973
3.81%, 04/23/29 (b)(c)	400,000	389,656
4.22%, 05/01/29 (b)(c)	400,000	394,528
6.48%, 10/24/29 (b)(c)	500,000	528,750
2.60%, 02/07/30 (b)	200,000	180,846
5.73%, 04/25/30 (b)(c)	350,000	361,144
5.05%, 07/23/30 (b)(c)	300,000	302,067
4.69%, 10/23/30 (b)(c)	200,000	198,632
5.21%, 01/28/31 (b)(c)	300,000	303,789
HSBC Holdings PLC
3.90%, 05/25/26	200,000	198,838
4.38%, 11/23/26	200,000	198,896
1.59%, 05/24/27 (b)(c)	200,000	192,818
5.89%, 08/14/27 (b)(c)	200,000	203,410
2.25%, 11/22/27 (b)(c)	250,000	240,183
4.04%, 03/13/28 (b)(c)	400,000	394,412
5.60%, 05/17/28 (b)(c)	300,000	304,977
4.76%, 06/09/28 (b)(c)	400,000	399,624
5.21%, 08/11/28 (b)(c)	250,000	252,340
2.01%, 09/22/28 (b)(c)	200,000	186,744
7.39%, 11/03/28 (b)(c)	250,000	265,725
5.13%, 11/19/28 (b)(c)	200,000	201,600
6.16%, 03/09/29 (b)(c)	200,000	207,480
4.58%, 06/19/29 (b)(c)	500,000	495,665
2.21%, 08/17/29 (b)(c)	200,000	183,220
5.55%, 03/04/30 (b)(c)	225,000	229,995
3.97%, 05/22/30 (b)(c)	500,000	480,400
5.29%, 11/19/30 (b)(c)	300,000	302,892
HSBC USA, Inc.
5.29%, 03/04/27	200,000	203,488
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Huntington Bancshares, Inc.
6.21%, 08/21/29 (b)(c)	200,000	208,614
5.27%, 01/15/31 (b)(c)	200,000	202,648
Huntington National Bank
4.55%, 05/17/28 (b)(c)	250,000	249,345
5.65%, 01/10/30 (b)	250,000	258,065
ING Groep NV
3.95%, 03/29/27	200,000	197,776
1.73%, 04/01/27 (b)(c)	200,000	194,040
4.02%, 03/28/28 (b)(c)	300,000	296,247
4.55%, 10/02/28	300,000	298,365
4.05%, 04/09/29	200,000	194,972
5.34%, 03/19/30 (b)(c)	200,000	203,726
JPMorgan Chase & Co.
3.30%, 04/01/26 (b)	400,000	395,772
2.95%, 10/01/26 (b)	400,000	391,892
4.13%, 12/15/26	300,000	298,524
1.58%, 04/22/27 (b)(c)	600,000	580,668
1.47%, 09/22/27 (b)(c)	450,000	429,394
4.25%, 10/01/27	300,000	299,625
5.04%, 01/23/28 (b)(c)	400,000	403,216
3.78%, 02/01/28 (b)(c)	550,000	541,909
2.95%, 02/24/28 (b)(c)	200,000	193,862
5.57%, 04/22/28 (b)(c)	300,000	305,655
4.32%, 04/26/28 (b)(c)	500,000	496,805
3.54%, 05/01/28 (b)(c)	300,000	293,298
2.18%, 06/01/28 (b)(c)	350,000	332,069
4.98%, 07/22/28 (b)(c)	350,000	352,779
4.85%, 07/25/28 (b)(c)	600,000	602,802
4.51%, 10/22/28 (b)(c)	200,000	199,450
3.51%, 01/23/29 (b)(c)	350,000	339,587
4.92%, 01/24/29 (b)(c)	300,000	302,442
4.01%, 04/23/29 (b)(c)	350,000	343,479
2.07%, 06/01/29 (b)(c)	250,000	230,700
4.20%, 07/23/29 (b)(c)	450,000	443,304
5.30%, 07/24/29 (b)(c)	400,000	407,728
6.09%, 10/23/29 (b)(c)	400,000	418,320
4.45%, 12/05/29 (b)(c)	350,000	347,091
5.01%, 01/23/30 (b)(c)	350,000	353,776
5.58%, 04/22/30 (b)(c)	400,000	411,940
3.70%, 05/06/30 (b)(c)	300,000	288,123
4.57%, 06/14/30 (b)(c)	200,000	198,570
5.00%, 07/22/30 (b)(c)	400,000	403,884
2.74%, 10/15/30 (b)(c)	500,000	458,110
4.60%, 10/22/30 (b)(c)	350,000	347,179
5.14%, 01/24/31 (b)(c)	300,000	304,425
KeyBank NA
5.85%, 11/15/27 (b)	250,000	257,055
4.39%, 12/14/27	250,000	247,780
KeyCorp
2.25%, 04/06/27	250,000	237,525
Lloyds Banking Group PLC
4.65%, 03/24/26	200,000	199,746
3.75%, 01/11/27	200,000	197,072
1.63%, 05/11/27 (b)(c)	250,000	241,188
5.46%, 01/05/28 (b)(c)	200,000	202,556
3.75%, 03/18/28 (b)(c)	250,000	245,323
4.38%, 03/22/28	200,000	197,912
4.55%, 08/16/28	200,000	198,934
3.57%, 11/07/28 (b)(c)	300,000	290,793
5.87%, 03/06/29 (b)(c)	200,000	206,202
5.72%, 06/05/30 (b)(c)	200,000	205,936
M&T Bank Corp.
4.55%, 08/16/28 (b)(c)	250,000	249,525
7.41%, 10/30/29 (b)(c)	100,000	108,244
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Manufacturers & Traders Trust Co.
4.70%, 01/27/28 (b)	250,000	250,895
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	200,000	198,800
2.76%, 09/13/26	200,000	195,150
1.54%, 07/20/27 (b)(c)	350,000	336,098
3.29%, 07/25/27	200,000	195,156
1.64%, 10/13/27 (b)(c)	250,000	238,748
2.34%, 01/19/28 (b)(c)	350,000	336,003
4.08%, 04/19/28 (b)(c)	200,000	197,802
5.35%, 09/13/28 (b)(c)	250,000	254,710
5.42%, 02/22/29 (b)(c)	200,000	204,572
3.74%, 03/07/29	200,000	194,344
5.24%, 04/19/29 (b)(c)	200,000	203,522
3.20%, 07/18/29	200,000	188,510
5.26%, 04/17/30 (b)(c)	200,000	204,000
5.20%, 01/16/31 (b)(c)	200,000	203,282
Mizuho Financial Group, Inc.
1.23%, 05/22/27 (b)(c)	200,000	192,162
1.55%, 07/09/27 (b)(c)	200,000	192,068
4.02%, 03/05/28	200,000	197,060
5.41%, 09/13/28 (b)(c)	200,000	203,924
5.67%, 05/27/29 (b)(c)	200,000	205,766
5.78%, 07/06/29 (b)(c)	200,000	206,566
4.25%, 09/11/29 (b)(c)	200,000	197,166
5.38%, 07/10/30 (b)(c)	200,000	204,460
3.15%, 07/16/30 (b)(c)	200,000	187,166
2.87%, 09/13/30 (b)(c)	200,000	184,334
Morgan Stanley
3.13%, 07/27/26	400,000	392,684
6.25%, 08/09/26	50,000	51,226
4.35%, 09/08/26	250,000	249,190
3.63%, 01/20/27	400,000	394,944
3.95%, 04/23/27	300,000	296,211
1.59%, 05/04/27 (b)(c)	600,000	579,408
1.51%, 07/20/27 (b)(c)	500,000	479,160
2.48%, 01/21/28 (b)(c)	400,000	384,616
5.65%, 04/13/28 (b)(c)	200,000	204,050
4.21%, 04/20/28 (b)(c)	200,000	198,130
3.59%, 07/22/28 (b)(c)	500,000	486,185
6.30%, 10/18/28 (b)(c)	400,000	415,740
3.77%, 01/24/29 (b)(c)	250,000	244,033
5.12%, 02/01/29 (b)(c)	300,000	303,972
5.16%, 04/20/29 (b)(c)	350,000	354,504
5.45%, 07/20/29 (b)(c)	350,000	358,158
6.41%, 11/01/29 (b)(c)	300,000	316,542
5.17%, 01/16/30 (b)(c)	385,000	390,432
4.43%, 01/23/30 (b)(c)	450,000	444,159
5.66%, 04/18/30 (b)(c)	350,000	360,563
5.04%, 07/19/30 (b)(c)	300,000	302,499
4.65%, 10/18/30 (b)(c)	300,000	297,414
5.23%, 01/15/31 (b)(c)	300,000	304,824
2.70%, 01/22/31 (b)(c)	400,000	362,116
Morgan Stanley Bank NA
4.75%, 04/21/26 (b)	250,000	250,945
4.45%, 10/15/27 (b)(c)	250,000	249,413
4.95%, 01/14/28 (b)(c)	250,000	251,643
5.50%, 05/26/28 (b)(c)	300,000	305,157
4.97%, 07/14/28 (b)(c)	250,000	252,047
5.02%, 01/12/29 (b)(c)	300,000	302,844
National Australia Bank Ltd.
2.50%, 07/12/26	400,000	390,696
3.91%, 06/09/27	275,000	272,761
4.94%, 01/12/28	250,000	254,135
4.90%, 06/13/28	250,000	254,130
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Bank of Canada
5.60%, 12/18/28	250,000	258,185
4.50%, 10/10/29	250,000	246,875
NatWest Group PLC
1.64%, 06/14/27 (b)(c)	200,000	192,558
5.58%, 03/01/28 (b)(c)	200,000	203,346
3.07%, 05/22/28 (b)(c)	200,000	193,160
4.89%, 05/18/29 (b)(c)	300,000	300,723
5.81%, 09/13/29 (b)(c)	200,000	206,350
5.08%, 01/27/30 (b)(c)	300,000	302,376
4.45%, 05/08/30 (b)(c)	200,000	196,566
4.96%, 08/15/30 (b)(c)	200,000	200,264
6.48%, 06/01/34 (b)(c)	200,000	208,512
Northern Trust Corp.
4.00%, 05/10/27 (b)	200,000	198,780
PNC Bank NA
3.25%, 01/22/28 (b)	250,000	242,053
4.05%, 07/26/28	250,000	244,915
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (b)	250,000	243,890
1.15%, 08/13/26 (b)	200,000	191,072
5.30%, 01/21/28 (b)(c)	200,000	202,704
5.35%, 12/02/28 (b)(c)	250,000	254,775
3.45%, 04/23/29 (b)	250,000	239,460
5.58%, 06/12/29 (b)(c)	500,000	513,840
2.55%, 01/22/30 (b)	200,000	181,096
5.49%, 05/14/30 (b)(c)	250,000	256,865
5.22%, 01/29/31 (b)(c)	100,000	101,769
Regions Financial Corp.
5.72%, 06/06/30 (b)(c)	150,000	153,854
Royal Bank of Canada
1.20%, 04/27/26	200,000	193,010
1.15%, 07/14/26	250,000	239,860
1.40%, 11/02/26	250,000	238,350
2.05%, 01/21/27	150,000	143,927
3.63%, 05/04/27	250,000	245,995
4.24%, 08/03/27	250,000	248,985
4.51%, 10/18/27 (b)(c)	100,000	99,954
6.00%, 11/01/27	250,000	259,427
4.90%, 01/12/28	150,000	151,791
5.20%, 08/01/28	150,000	153,225
4.52%, 10/18/28 (b)(c)	100,000	99,736
4.97%, 01/24/29 (b)(c)	200,000	202,012
4.95%, 02/01/29	150,000	151,983
4.97%, 08/02/30 (b)(c)	100,000	100,634
4.65%, 10/18/30 (b)(c)	250,000	248,305
5.15%, 02/04/31 (b)(c)	200,000	202,808
Santander Holdings USA, Inc.
3.24%, 10/05/26 (b)(d)	200,000	195,250
4.40%, 07/13/27 (b)	250,000	247,855
2.49%, 01/06/28 (b)(c)	150,000	143,508
6.50%, 03/09/29 (b)(c)	200,000	207,968
6.57%, 06/12/29 (b)(c)	100,000	104,448
5.35%, 09/06/30 (b)(c)	100,000	100,573
Santander U.K. Group Holdings PLC
2.47%, 01/11/28 (b)(c)	250,000	239,233
3.82%, 11/03/28 (b)(c)	200,000	194,486
6.53%, 01/10/29 (b)(c)	250,000	260,552
4.86%, 09/11/30 (b)(c)	200,000	197,926
State Street Bank & Trust Co.
4.78%, 11/23/29	250,000	252,682
State Street Corp.
5.27%, 08/03/26 (b)	200,000	202,420
4.99%, 03/18/27 (b)	100,000	101,164
4.33%, 10/22/27 (b)	100,000	99,963
2.20%, 02/07/28 (b)(c)	200,000	191,508
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.54%, 02/28/28 (b)	250,000	250,883
5.82%, 11/04/28 (b)(c)	75,000	77,588
4.53%, 02/20/29 (b)(c)	100,000	100,013
5.68%, 11/21/29 (b)(c)	150,000	155,700
4.14%, 12/03/29 (b)(c)	100,000	98,664
2.40%, 01/24/30	100,000	91,018
Sumitomo Mitsui Financial Group, Inc.
3.78%, 03/09/26	200,000	198,796
2.63%, 07/14/26	400,000	390,272
1.40%, 09/17/26	300,000	286,482
3.01%, 10/19/26	200,000	195,570
3.45%, 01/11/27	200,000	196,564
2.17%, 01/14/27	200,000	191,858
3.36%, 07/12/27	200,000	195,342
5.52%, 01/13/28	250,000	256,665
3.54%, 01/17/28	200,000	195,048
5.80%, 07/13/28	200,000	207,514
5.72%, 09/14/28	200,000	207,140
1.90%, 09/17/28	250,000	228,080
3.04%, 07/16/29	400,000	373,328
3.20%, 09/17/29	100,000	94,024
2.72%, 09/27/29	200,000	183,784
5.71%, 01/13/30	200,000	208,222
2.75%, 01/15/30	200,000	182,616
Synchrony Bank
5.63%, 08/23/27 (b)	250,000	253,490
Synchrony Financial
3.95%, 12/01/27 (b)	50,000	48,762
5.15%, 03/19/29 (b)	100,000	99,681
5.94%, 08/02/30 (b)(c)	50,000	51,050
Synovus Financial Corp.
6.17%, 11/01/30 (b)(c)	75,000	76,543
Toronto-Dominion Bank
1.20%, 06/03/26	200,000	192,256
5.53%, 07/17/26	300,000	304,359
4.57%, 12/17/26	200,000	200,300
1.95%, 01/12/27	100,000	95,489
2.80%, 03/10/27	250,000	241,835
4.11%, 06/08/27	250,000	247,960
4.69%, 09/15/27	300,000	301,980
5.16%, 01/10/28	200,000	203,400
4.86%, 01/31/28	250,000	252,055
5.52%, 07/17/28	150,000	154,148
4.99%, 04/05/29	100,000	101,058
4.78%, 12/17/29	125,000	125,284
3.63%, 09/15/31 (b)(c)	200,000	195,534
5.15%, 09/10/34 (b)(c)	100,000	98,745
Truist Bank
3.80%, 10/30/26 (b)	250,000	247,180
Truist Financial Corp.
1.27%, 03/02/27 (b)(c)	200,000	193,550
1.13%, 08/03/27 (b)	150,000	138,599
4.12%, 06/06/28 (b)(c)	200,000	198,210
4.87%, 01/26/29 (b)(c)	250,000	251,233
1.89%, 06/07/29 (b)(c)	200,000	182,668
7.16%, 10/30/29 (b)(c)	250,000	269,297
5.44%, 01/24/30 (b)(c)	150,000	153,002
U.S. Bancorp
3.10%, 04/27/26 (b)	200,000	196,866
2.38%, 07/22/26 (b)	200,000	194,746
3.15%, 04/27/27 (b)	150,000	146,142
2.22%, 01/27/28 (b)(c)	200,000	191,322
4.55%, 07/22/28 (b)(c)	400,000	399,116
4.65%, 02/01/29 (b)(c)	300,000	299,868
5.78%, 06/12/29 (b)(c)	250,000	257,857
5.38%, 01/23/30 (b)(c)	250,000	255,150
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.10%, 07/23/30 (b)(c)	200,000	202,214
5.05%, 02/12/31 (b)(c)	200,000	201,510
U.S. Bank NA
4.51%, 10/22/27 (b)(c)	250,000	249,680
UBS AG
1.25%, 08/07/26	250,000	239,223
5.00%, 07/09/27	250,000	252,912
4.86%, 01/10/28 (b)(c)	250,000	251,115
7.50%, 02/15/28	350,000	378,294
5.65%, 09/11/28	250,000	258,765
UBS Group AG
4.55%, 04/17/26	350,000	350,311
Wells Fargo & Co.
3.00%, 04/22/26	400,000	393,652
4.10%, 06/03/26	450,000	447,223
3.00%, 10/23/26	400,000	390,592
3.20%, 06/17/27 (b)(c)	350,000	343,948
4.30%, 07/22/27	400,000	397,824
4.90%, 01/24/28 (b)(c)	300,000	301,614
3.53%, 03/24/28 (b)(c)	500,000	488,960
5.71%, 04/22/28 (b)(c)	400,000	408,100
3.58%, 05/22/28 (b)(c)	500,000	488,125
2.39%, 06/02/28 (b)(c)	500,000	475,940
4.81%, 07/25/28 (b)(c)	500,000	501,135
4.15%, 01/24/29 (b)	350,000	344,284
5.57%, 07/25/29 (b)(c)	700,000	717,675
6.30%, 10/23/29 (b)(c)	400,000	420,548
5.20%, 01/23/30 (b)(c)	400,000	405,544
2.88%, 10/30/30 (b)(c)	350,000	321,629
5.24%, 01/24/31 (b)(c)	400,000	406,280
2.57%, 02/11/31 (b)(c)	200,000	179,978
Wells Fargo Bank NA
5.45%, 08/07/26 (b)	350,000	355,106
5.25%, 12/11/26 (b)	250,000	253,692
Westpac Banking Corp.
5.20%, 04/16/26	100,000	101,039
2.85%, 05/13/26	200,000	196,782
1.15%, 06/03/26	250,000	240,713
2.70%, 08/19/26	200,000	195,758
3.35%, 03/08/27	200,000	196,502
5.46%, 11/18/27	250,000	257,290
3.40%, 01/25/28	200,000	195,088
5.54%, 11/17/28	200,000	207,926
1.95%, 11/20/28	200,000	183,604
2.65%, 01/16/30	100,000	92,207
4.32%, 11/23/31 (b)(c)	300,000	297,507
4.11%, 07/24/34 (b)(c)	150,000	143,946
		124,625,794
Brokerage/Asset Managers/Exchanges 0.4%
Ameriprise Financial, Inc.
5.70%, 12/15/28 (b)	100,000	103,906
ARES Management Corp.
6.38%, 11/10/28 (b)	100,000	105,367
BGC Group, Inc.
8.00%, 05/25/28 (b)	75,000	80,338
BlackRock Funding, Inc.
4.70%, 03/14/29 (b)	100,000	101,329
BlackRock, Inc.
3.20%, 03/15/27	100,000	98,084
3.25%, 04/30/29 (b)	100,000	95,649
Brookfield Finance, Inc.
3.90%, 01/25/28 (b)	200,000	196,480
4.85%, 03/29/29 (b)	175,000	175,766
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cboe Global Markets, Inc.
3.65%, 01/12/27 (b)	150,000	148,088
Charles Schwab Corp.
0.90%, 03/11/26 (b)(e)	170,000	163,924
1.15%, 05/13/26 (b)(e)	125,000	120,359
5.88%, 08/24/26 (b)(e)	125,000	127,399
3.20%, 03/02/27 (b)(e)	50,000	48,905
2.45%, 03/03/27 (b)(e)	200,000	192,506
3.30%, 04/01/27 (b)(e)	100,000	97,843
3.20%, 01/25/28 (b)(e)	90,000	87,067
2.00%, 03/20/28 (b)(e)	150,000	139,596
4.00%, 02/01/29 (b)(e)	75,000	73,591
5.64%, 05/19/29 (b)(c)(e)	150,000	154,392
3.25%, 05/22/29 (b)(e)	75,000	71,322
2.75%, 10/01/29 (b)(e)	50,000	46,187
6.20%, 11/17/29 (b)(c)(e)	175,000	184,429
CME Group, Inc.
3.75%, 06/15/28 (b)	100,000	98,391
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (b)	100,000	96,914
4.00%, 09/15/27 (b)	250,000	247,472
3.63%, 09/01/28 (b)	150,000	145,692
3.75%, 09/21/28 (b)	100,000	97,505
4.35%, 06/15/29 (b)	225,000	223,301
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	200,220
5.88%, 07/21/28 (b)	150,000	154,578
4.15%, 01/23/30	100,000	96,119
Lazard Group LLC
3.63%, 03/01/27 (b)	150,000	146,970
Legg Mason, Inc.
4.75%, 03/15/26	75,000	75,108
LPL Holdings, Inc.
6.75%, 11/17/28 (b)	100,000	105,809
Nasdaq, Inc.
3.85%, 06/30/26 (b)	75,000	74,434
5.35%, 06/28/28 (b)	175,000	179,137
Nomura Holdings, Inc.
2.33%, 01/22/27	200,000	191,536
5.39%, 07/06/27	200,000	202,858
5.84%, 01/18/28	200,000	205,794
6.07%, 07/12/28	200,000	207,930
2.17%, 07/14/28	200,000	183,982
5.61%, 07/06/29	200,000	205,842
3.10%, 01/16/30	200,000	184,514
		5,936,633
Finance Companies 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/26 (b)	150,000	149,715
2.45%, 10/29/26 (b)	350,000	337,484
6.45%, 04/15/27 (b)	250,000	258,085
3.65%, 07/21/27 (b)	200,000	194,990
4.63%, 10/15/27 (b)	150,000	149,485
4.88%, 04/01/28 (b)	250,000	251,025
5.75%, 06/06/28 (b)	150,000	154,276
3.00%, 10/29/28 (b)	500,000	469,545
5.10%, 01/19/29 (b)	150,000	151,441
4.63%, 09/10/29 (b)	150,000	148,456
Air Lease Corp.
3.75%, 06/01/26 (b)	150,000	148,371
1.88%, 08/15/26 (b)	250,000	240,412
2.20%, 01/15/27 (b)	200,000	191,410
5.85%, 12/15/27 (b)	100,000	103,050
5.30%, 02/01/28 (b)	150,000	152,632
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 10/01/28 (b)	100,000	99,664
5.10%, 03/01/29 (b)	100,000	101,304
Aircastle Ltd.
4.25%, 06/15/26 (b)	125,000	124,162
Apollo Debt Solutions BDC
6.90%, 04/13/29 (b)(d)	100,000	104,868
ARES Capital Corp.
2.15%, 07/15/26 (b)	150,000	144,727
2.88%, 06/15/27 (b)	100,000	95,686
2.88%, 06/15/28 (b)	200,000	186,906
5.88%, 03/01/29 (b)	150,000	153,274
5.95%, 07/15/29 (b)	100,000	102,393
Ares Strategic Income Fund
5.70%, 03/15/28 (b)(d)	125,000	125,950
ARES Strategic Income Fund
6.35%, 08/15/29 (b)(d)	125,000	128,527
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (b)	75,000	73,342
2.55%, 10/13/26 (b)	50,000	48,036
Barings BDC, Inc.
3.30%, 11/23/26 (b)	100,000	96,800
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (b)	75,000	78,281
Blackstone Private Credit Fund
3.25%, 03/15/27 (b)	200,000	192,884
7.30%, 11/27/28 (b)	150,000	160,185
4.00%, 01/15/29 (b)	100,000	95,488
5.95%, 07/16/29 (b)	100,000	101,860
5.60%, 11/22/29 (b)(d)	75,000	75,062
Blackstone Secured Lending Fund
2.75%, 09/16/26 (b)	150,000	144,910
2.13%, 02/15/27 (b)	100,000	94,694
5.35%, 04/13/28 (b)	75,000	75,166
2.85%, 09/30/28 (b)	100,000	92,012
Blue Owl Capital Corp.
3.40%, 07/15/26 (b)	150,000	146,295
8.45%, 11/15/26 (b)	75,000	78,847
2.63%, 01/15/27 (b)	50,000	47,606
3.13%, 04/13/27 (b)	50,000	47,776
2.88%, 06/11/28 (b)	100,000	92,213
5.95%, 03/15/29 (b)	150,000	151,786
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (b)	75,000	72,611
4.70%, 02/08/27 (b)	75,000	74,302
7.75%, 09/16/27 (b)	100,000	105,116
7.95%, 06/13/28 (b)	100,000	107,053
7.75%, 01/15/29 (b)	75,000	80,522
6.60%, 09/15/29 (b)(d)	75,000	77,008
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (b)	75,000	71,102
6.10%, 03/15/28 (b)(d)	100,000	100,761
Blue Owl Technology Finance Corp. II
6.75%, 04/04/29 (b)	100,000	102,945
Franklin BSP Capital Corp.
7.20%, 06/15/29 (b)(d)	75,000	77,990
FS KKR Capital Corp.
2.63%, 01/15/27 (b)	100,000	95,561
3.13%, 10/12/28 (b)	100,000	91,733
7.88%, 01/15/29 (b)	75,000	80,405
6.88%, 08/15/29 (b)	50,000	52,097
6.13%, 01/15/30 (b)	100,000	100,843
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GATX Corp.
3.25%, 09/15/26 (b)	100,000	98,044
5.40%, 03/15/27 (b)	75,000	76,005
3.50%, 03/15/28 (b)	75,000	72,513
Golub Capital BDC, Inc.
2.50%, 08/24/26 (b)	100,000	96,376
2.05%, 02/15/27 (b)	100,000	94,239
6.00%, 07/15/29 (b)	75,000	76,298
Golub Capital Private Credit Fund
5.80%, 09/12/29 (b)(d)	75,000	75,002
Hercules Capital, Inc.
2.63%, 09/16/26 (b)	75,000	72,084
3.38%, 01/20/27 (b)	100,000	96,583
HPS Corporate Lending Fund
5.45%, 01/14/28 (b)(d)	100,000	100,268
6.75%, 01/30/29 (b)	100,000	103,998
6.25%, 09/30/29 (b)	75,000	77,099
Main Street Capital Corp.
6.50%, 06/04/27 (b)	75,000	76,712
6.95%, 03/01/29 (b)	75,000	78,760
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)(b)	100,000	99,149
New Mountain Finance Corp.
6.20%, 10/15/27	50,000	50,588
6.88%, 02/01/29 (b)	50,000	51,391
Oaktree Specialty Lending Corp.
7.10%, 02/15/29 (b)	50,000	52,040
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (b)	50,000	54,525
6.50%, 07/23/29 (b)	75,000	77,175
Sixth Street Lending Partners
6.50%, 03/11/29 (b)	200,000	206,764
5.75%, 01/15/30 (b)	100,000	99,768
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29 (b)	75,000	76,746
		9,613,257
Financial Other 0.0%
ORIX Corp.
5.00%, 09/13/27	100,000	101,147
4.65%, 09/10/29	100,000	99,935
		201,082
Insurance 0.9%
Aegon Ltd.
5.50%, 04/11/48 (b)(c)	200,000	199,362
Aflac, Inc.
1.13%, 03/15/26 (b)	75,000	72,467
2.88%, 10/15/26 (b)	100,000	97,586
Allstate Corp.
3.28%, 12/15/26 (b)	100,000	97,980
American National Group, Inc.
5.00%, 06/15/27 (b)	100,000	99,962
Aon Corp.
3.75%, 05/02/29 (b)	125,000	120,756
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (b)	100,000	96,685
Aon North America, Inc.
5.13%, 03/01/27 (b)	125,000	126,365
5.15%, 03/01/29 (b)	150,000	152,617
Arch Capital Finance LLC
4.01%, 12/15/26 (b)	150,000	149,004
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arthur J Gallagher & Co.
4.60%, 12/15/27 (b)	100,000	100,140
4.85%, 12/15/29 (b)	100,000	100,450
Assurant, Inc.
4.90%, 03/27/28 (b)	75,000	75,487
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (b)	75,000	78,681
Athene Holding Ltd.
4.13%, 01/12/28 (b)	200,000	197,292
AXIS Specialty Finance LLC
4.90%, 01/15/40 (b)(c)	100,000	94,498
AXIS Specialty Finance PLC
4.00%, 12/06/27 (b)	100,000	98,391
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (b)	100,000	96,505
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (b)	300,000	296,601
Brighthouse Financial, Inc.
3.70%, 06/22/27 (b)	125,000	122,204
Centene Corp.
4.25%, 12/15/27 (b)	400,000	389,768
2.45%, 07/15/28 (b)	400,000	365,064
4.63%, 12/15/29 (b)	450,000	432,135
3.38%, 02/15/30 (b)	200,000	181,100
Chubb INA Holdings LLC
3.35%, 05/03/26 (b)	200,000	197,714
4.65%, 08/15/29 (b)	50,000	50,292
Cincinnati Financial Corp.
6.92%, 05/15/28	100,000	107,260
CNA Financial Corp.
4.50%, 03/01/26 (b)	75,000	74,862
3.90%, 05/01/29 (b)	100,000	96,974
CNO Financial Group, Inc.
5.25%, 05/30/29 (b)	100,000	100,362
Corebridge Financial, Inc.
3.65%, 04/05/27 (b)	175,000	171,698
3.85%, 04/05/29 (b)	150,000	144,685
6.88%, 12/15/52 (b)(c)	150,000	154,375
Elevance Health, Inc.
1.50%, 03/15/26 (b)	200,000	193,960
3.65%, 12/01/27 (b)	250,000	244,792
4.10%, 03/01/28 (b)	150,000	148,162
5.15%, 06/15/29 (b)	150,000	152,934
2.88%, 09/15/29 (b)	100,000	92,727
Enact Holdings, Inc.
6.25%, 05/28/29 (b)	125,000	128,727
Enstar Finance LLC
5.50%, 01/15/42 (b)(c)	75,000	73,163
Enstar Group Ltd.
4.95%, 06/01/29 (b)	100,000	99,663
Equitable Holdings, Inc.
4.35%, 04/20/28 (b)	200,000	197,786
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (b)	100,000	104,916
6.50%, 06/04/29 (b)	75,000	77,311
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (b)	100,000	100,164
Fidelity National Financial, Inc.
4.50%, 08/15/28 (b)	50,000	49,529
Globe Life, Inc.
4.55%, 09/15/28 (b)	75,000	74,720
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (b)	50,000	46,393
Horace Mann Educators Corp.
7.25%, 09/15/28 (b)	50,000	53,967
Humana, Inc.
1.35%, 02/03/27 (b)	150,000	140,910
3.95%, 03/15/27 (b)	150,000	147,897
5.75%, 12/01/28 (b)	75,000	77,310
3.70%, 03/23/29 (b)	100,000	95,701
3.13%, 08/15/29 (b)	50,000	46,557
Jackson Financial, Inc.
5.17%, 06/08/27 (b)	100,000	101,089
Lincoln National Corp.
3.63%, 12/12/26 (b)	100,000	98,449
3.05%, 01/15/30 (b)	100,000	92,164
Loews Corp.
3.75%, 04/01/26 (b)	100,000	99,370
Manulife Financial Corp.
4.15%, 03/04/26	200,000	199,416
4.06%, 02/24/32 (b)(c)	100,000	98,102
Markel Group, Inc.
3.50%, 11/01/27 (b)	75,000	73,277
3.35%, 09/17/29 (b)	100,000	94,624
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (b)	50,000	49,666
4.38%, 03/15/29 (b)	150,000	149,070
Mercury General Corp.
4.40%, 03/15/27 (b)	100,000	98,112
MGIC Investment Corp.
5.25%, 08/15/28 (b)	100,000	98,888
NMI Holdings, Inc.
6.00%, 08/15/29 (b)	50,000	51,090
Old Republic International Corp.
3.88%, 08/26/26 (b)	100,000	98,868
PartnerRe Finance B LLC
3.70%, 07/02/29 (b)	75,000	72,292
Principal Financial Group, Inc.
3.70%, 05/15/29 (b)	75,000	72,287
Progressive Corp.
2.45%, 01/15/27	100,000	96,718
2.50%, 03/15/27 (b)	100,000	96,606
4.00%, 03/01/29 (b)	100,000	98,394
Prudential Financial, Inc.
1.50%, 03/10/26 (b)	100,000	97,106
4.50%, 09/15/47 (b)(c)	100,000	97,491
5.70%, 09/15/48 (b)(c)	150,000	149,952
Radian Group, Inc.
4.88%, 03/15/27 (b)	150,000	149,596
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (b)	75,000	72,562
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (b)	75,000	71,474
SiriusPoint Ltd.
7.00%, 04/05/29 (b)	75,000	78,339
Trinity Acquisition PLC
4.40%, 03/15/26 (b)	100,000	99,689
UnitedHealth Group, Inc.
3.10%, 03/15/26	200,000	197,324
3.45%, 01/15/27	100,000	98,400
3.70%, 05/15/27 (b)	200,000	197,046
2.95%, 10/15/27	150,000	144,615
5.25%, 02/15/28 (b)	200,000	204,764
3.85%, 06/15/28	150,000	147,306
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 12/15/28	100,000	97,858
4.25%, 01/15/29 (b)	200,000	197,800
4.70%, 04/15/29 (b)	75,000	75,500
4.00%, 05/15/29 (b)	125,000	122,500
2.88%, 08/15/29	50,000	46,723
4.80%, 01/15/30 (b)	200,000	201,364
5.30%, 02/15/30 (b)	200,000	205,818
Voya Financial, Inc.
3.65%, 06/15/26	100,000	98,767
4.70%, 01/23/48 (b)(c)	50,000	47,613
Willis North America, Inc.
4.65%, 06/15/27 (b)	150,000	150,220
4.50%, 09/15/28 (b)	100,000	99,424
2.95%, 09/15/29 (b)	100,000	92,494
		12,366,838
REITs 0.7%
Agree LP
2.00%, 06/15/28 (b)	100,000	92,074
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (b)	100,000	98,361
2.75%, 12/15/29 (b)	150,000	137,160
American Homes 4 Rent LP
4.25%, 02/15/28 (b)	100,000	98,703
4.90%, 02/15/29 (b)	50,000	50,213
AvalonBay Communities, Inc.
3.35%, 05/15/27 (b)	100,000	97,608
3.20%, 01/15/28 (b)	100,000	96,762
1.90%, 12/01/28 (b)	75,000	68,291
3.30%, 06/01/29 (b)	100,000	95,000
Boston Properties LP
2.75%, 10/01/26 (b)	100,000	96,842
6.75%, 12/01/27 (b)	100,000	104,661
4.50%, 12/01/28 (b)	150,000	147,508
3.40%, 06/21/29 (b)	100,000	93,512
Brixmor Operating Partnership LP
4.13%, 06/15/26 (b)	100,000	99,313
3.90%, 03/15/27 (b)	75,000	73,777
4.13%, 05/15/29 (b)	100,000	97,227
Camden Property Trust
5.85%, 11/03/26 (b)	75,000	76,661
4.10%, 10/15/28 (b)	50,000	49,197
3.15%, 07/01/29 (b)	75,000	70,734
COPT Defense Properties LP
2.25%, 03/15/26 (b)	100,000	97,328
2.00%, 01/15/29 (b)	75,000	66,872
CubeSmart LP
3.13%, 09/01/26 (b)	100,000	97,833
2.25%, 12/15/28 (b)	100,000	91,617
Digital Realty Trust LP
3.70%, 08/15/27 (b)	200,000	195,810
5.55%, 01/15/28 (b)	150,000	153,604
4.45%, 07/15/28 (b)	100,000	99,292
DOC Dr. LLC
3.95%, 01/15/28 (b)	100,000	98,081
EPR Properties
4.75%, 12/15/26 (b)	100,000	99,528
4.50%, 06/01/27 (b)	100,000	98,884
3.75%, 08/15/29 (b)	150,000	140,872
ERP Operating LP
2.85%, 11/01/26 (b)	100,000	97,455
3.50%, 03/01/28 (b)	100,000	97,235
3.00%, 07/01/29 (b)	150,000	140,295
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Essex Portfolio LP
3.38%, 04/15/26 (b)	75,000	74,059
1.70%, 03/01/28 (b)	100,000	91,748
4.00%, 03/01/29 (b)	75,000	73,066
3.00%, 01/15/30 (b)	100,000	92,021
Extra Space Storage LP
3.50%, 07/01/26 (b)	100,000	98,650
5.70%, 04/01/28 (b)	100,000	102,833
3.90%, 04/01/29 (b)	150,000	145,170
Federal Realty OP LP
5.38%, 05/01/28 (b)	50,000	50,999
Healthcare Realty Holdings LP
3.50%, 08/01/26 (b)	50,000	49,223
3.75%, 07/01/27 (b)	75,000	73,325
Healthpeak OP LLC
3.25%, 07/15/26 (b)	100,000	98,382
2.13%, 12/01/28 (b)	75,000	68,540
3.50%, 07/15/29 (b)	75,000	71,233
3.00%, 01/15/30 (b)	100,000	92,161
Highwoods Realty LP
4.13%, 03/15/28 (b)	100,000	97,467
Host Hotels & Resorts LP
3.38%, 12/15/29 (b)	50,000	46,559
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (b)	100,000	91,795
Kilroy Realty LP
4.75%, 12/15/28 (b)	75,000	73,726
4.25%, 08/15/29 (b)	50,000	47,640
Kimco Realty OP LLC
3.80%, 04/01/27 (b)	100,000	98,676
1.90%, 03/01/28 (b)	100,000	92,512
LXP Industrial Trust
6.75%, 11/15/28 (b)	50,000	52,998
Mid-America Apartments LP
3.60%, 06/01/27 (b)	150,000	147,069
3.95%, 03/15/29 (b)	100,000	97,397
NNN REIT, Inc.
3.50%, 10/15/27 (b)	100,000	97,390
4.30%, 10/15/28 (b)	100,000	98,794
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (b)	150,000	149,178
4.75%, 01/15/28 (b)	50,000	49,905
3.63%, 10/01/29 (b)	75,000	70,382
Piedmont Operating Partnership LP
9.25%, 07/20/28 (b)	100,000	110,530
6.88%, 07/15/29 (b)	75,000	77,880
Prologis LP
3.25%, 06/30/26 (b)	100,000	98,570
2.13%, 04/15/27 (b)	100,000	95,404
4.88%, 06/15/28 (b)	100,000	101,164
3.88%, 09/15/28 (b)	100,000	98,085
4.00%, 09/15/28 (b)	75,000	73,729
4.38%, 02/01/29 (b)	75,000	74,645
Public Storage Operating Co.
1.50%, 11/09/26 (b)	100,000	95,358
1.85%, 05/01/28 (b)	100,000	92,575
1.95%, 11/09/28 (b)	75,000	68,670
5.13%, 01/15/29 (b)	100,000	102,201
Realty Income Corp.
4.88%, 06/01/26 (b)	150,000	150,394
4.13%, 10/15/26 (b)	150,000	149,181
3.00%, 01/15/27 (b)	150,000	145,947
3.95%, 08/15/27 (b)	150,000	148,192
3.65%, 01/15/28 (b)	100,000	97,883
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.10%, 03/15/28 (b)	75,000	69,818
4.75%, 02/15/29 (b)	75,000	75,268
3.25%, 06/15/29 (b)	75,000	71,040
4.00%, 07/15/29 (b)	75,000	72,950
3.40%, 01/15/30 (b)	100,000	94,021
Regency Centers LP
3.60%, 02/01/27 (b)	100,000	98,268
2.95%, 09/15/29 (b)	75,000	69,875
Sabra Health Care LP
5.13%, 08/15/26 (b)	100,000	100,364
3.90%, 10/15/29 (b)	75,000	71,461
Simon Property Group LP
3.25%, 11/30/26 (b)	150,000	147,063
1.38%, 01/15/27 (b)	150,000	141,849
3.38%, 06/15/27 (b)	100,000	97,842
3.38%, 12/01/27 (b)	100,000	97,379
1.75%, 02/01/28 (b)	50,000	46,452
2.45%, 09/13/29 (b)	150,000	137,037
Store Capital LLC
4.50%, 03/15/28 (b)	50,000	49,163
4.63%, 03/15/29 (b)	75,000	73,663
Sun Communities Operating LP
2.30%, 11/01/28 (b)	50,000	46,075
5.50%, 01/15/29 (b)	75,000	76,723
Tanger Properties LP
3.13%, 09/01/26 (b)	100,000	97,666
UDR, Inc.
3.50%, 07/01/27 (b)	150,000	146,359
4.40%, 01/26/29 (b)	50,000	49,339
3.20%, 01/15/30 (b)	100,000	93,138
Ventas Realty LP
3.25%, 10/15/26 (b)	100,000	97,921
4.00%, 03/01/28 (b)	100,000	98,248
4.40%, 01/15/29 (b)	100,000	98,742
3.00%, 01/15/30 (b)	100,000	92,256
Welltower OP LLC
4.25%, 04/01/26 (b)	100,000	99,772
2.70%, 02/15/27 (b)	100,000	96,753
4.25%, 04/15/28 (b)	102,000	101,010
4.13%, 03/15/29 (b)	75,000	73,516
3.10%, 01/15/30 (b)	100,000	92,883
		10,465,530
		163,209,134

Industrial 12.0%
Basic Industry 0.4%
Air Products & Chemicals, Inc.
4.60%, 02/08/29 (b)	100,000	100,785
Albemarle Corp.
4.65%, 06/01/27 (b)	150,000	149,037
ArcelorMittal SA
4.55%, 03/11/26	100,000	99,900
6.55%, 11/29/27 (b)	200,000	209,186
BHP Billiton Finance USA Ltd.
5.25%, 09/08/26	100,000	101,282
4.75%, 02/28/28 (b)	175,000	176,680
5.10%, 09/08/28 (b)	150,000	152,832
Cabot Corp.
4.00%, 07/01/29 (b)	75,000	72,294
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (b)	200,000	194,368
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dow Chemical Co.
4.80%, 11/30/28 (b)	100,000	100,717
7.38%, 11/01/29	125,000	138,878
DuPont de Nemours, Inc.
4.73%, 11/15/28 (b)	350,000	352,516
Eastman Chemical Co.
5.00%, 08/01/29 (b)	50,000	50,338
Ecolab, Inc.
2.70%, 11/01/26 (b)	200,000	194,916
3.25%, 12/01/27 (b)	150,000	146,037
FMC Corp.
3.20%, 10/01/26 (b)	150,000	146,130
3.45%, 10/01/29 (b)	75,000	69,101
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (b)	100,000	100,176
4.13%, 03/01/28 (b)	100,000	98,231
5.25%, 09/01/29 (b)	100,000	100,735
Georgia-Pacific LLC
7.75%, 11/15/29	75,000	85,013
Huntsman International LLC
4.50%, 05/01/29 (b)	100,000	96,484
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (b)	75,000	74,155
Kinross Gold Corp.
4.50%, 07/15/27 (b)	100,000	99,433
Mosaic Co.
4.05%, 11/15/27 (b)	150,000	147,912
5.38%, 11/15/28 (b)	50,000	51,121
Nucor Corp.
4.30%, 05/23/27 (b)	100,000	99,753
3.95%, 05/01/28 (b)	100,000	98,400
Nutrien Ltd.
4.90%, 03/27/28 (b)	125,000	126,169
4.20%, 04/01/29 (b)	175,000	171,678
Packaging Corp. of America
3.00%, 12/15/29 (b)	150,000	138,936
PPG Industries, Inc.
1.20%, 03/15/26 (b)	200,000	193,232
2.80%, 08/15/29 (b)	50,000	46,342
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	150,000	162,123
RPM International, Inc.
3.75%, 03/15/27 (b)	100,000	98,313
Sherwin-Williams Co.
3.45%, 06/01/27 (b)	300,000	293,721
4.55%, 03/01/28 (b)	50,000	50,088
2.95%, 08/15/29 (b)	50,000	46,627
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (b)(d)	200,000	203,656
Steel Dynamics, Inc.
1.65%, 10/15/27 (b)	100,000	92,938
Suzano Austria GmbH
6.00%, 01/15/29 (b)	200,000	204,356
5.00%, 01/15/30 (b)	200,000	195,236
Suzano International Finance BV
5.50%, 01/17/27	200,000	202,208
Westlake Corp.
3.60%, 08/15/26 (b)	150,000	148,063
WestRock MWV LLC
8.20%, 01/15/30	100,000	114,594
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Weyerhaeuser Co.
4.75%, 05/15/26	100,000	100,216
4.00%, 11/15/29 (b)	100,000	96,860
WRKCo, Inc.
4.00%, 03/15/28 (b)	100,000	98,118
3.90%, 06/01/28 (b)	100,000	97,632
		6,387,516
Capital Goods 1.4%
3M Co.
2.25%, 09/19/26 (b)	100,000	96,772
2.88%, 10/15/27 (b)	200,000	192,596
3.38%, 03/01/29 (b)	100,000	95,977
2.38%, 08/26/29 (b)	125,000	114,120
AGCO Corp.
5.45%, 03/21/27 (b)	75,000	76,049
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (b)	100,000	97,323
Amcor Finance USA, Inc.
3.63%, 04/28/26 (b)	100,000	98,852
4.50%, 05/15/28 (b)	100,000	99,444
Amcor Group Finance PLC
5.45%, 05/23/29 (b)	75,000	76,598
Amphenol Corp.
5.05%, 04/05/29 (b)	75,000	76,468
4.35%, 06/01/29 (b)	75,000	74,424
Avery Dennison Corp.
4.88%, 12/06/28 (b)	75,000	75,533
Berry Global, Inc.
1.65%, 01/15/27 (b)	100,000	94,515
5.50%, 04/15/28 (b)	100,000	101,813
Boeing Co.
3.10%, 05/01/26 (b)	150,000	147,322
2.25%, 06/15/26 (b)	75,000	72,575
2.70%, 02/01/27 (b)	200,000	192,376
6.26%, 05/01/27 (b)	150,000	154,135
3.25%, 02/01/28 (b)	150,000	143,321
3.25%, 03/01/28 (b)	100,000	95,450
3.20%, 03/01/29 (b)	150,000	140,438
6.30%, 05/01/29 (b)	350,000	366,565
Carlisle Cos., Inc.
3.75%, 12/01/27 (b)	100,000	97,672
Carrier Global Corp.
2.49%, 02/15/27 (b)	125,000	120,361
2.72%, 02/15/30 (b)	200,000	182,038
Caterpillar Financial Services Corp.
0.90%, 03/02/26	250,000	241,820
4.35%, 05/15/26	200,000	200,338
1.15%, 09/14/26	150,000	143,232
4.45%, 10/16/26	100,000	100,340
5.00%, 05/14/27	200,000	202,970
3.60%, 08/12/27	200,000	197,018
1.10%, 09/14/27	200,000	185,342
4.40%, 10/15/27	50,000	50,093
4.85%, 02/27/29	150,000	152,224
4.38%, 08/16/29	50,000	49,795
4.70%, 11/15/29	150,000	151,600
4.80%, 01/08/30	100,000	101,527
CNH Industrial Capital LLC
1.45%, 07/15/26 (b)	150,000	143,902
5.10%, 04/20/29 (b)	100,000	101,389
CNH Industrial NV
3.85%, 11/15/27 (b)	100,000	98,024
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CRH SMW Finance DAC
5.20%, 05/21/29 (b)	200,000	203,744
5.13%, 01/09/30 (b)	200,000	202,758
Deere & Co.
5.38%, 10/16/29	75,000	78,397
Eaton Corp.
3.10%, 09/15/27 (b)	100,000	97,083
Emerson Electric Co.
0.88%, 10/15/26 (b)	200,000	189,428
1.80%, 10/15/27 (b)	100,000	93,866
Fortive Corp.
3.15%, 06/15/26 (b)	175,000	172,021
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (b)	100,000	93,572
General Dynamics Corp.
2.13%, 08/15/26 (b)	100,000	97,014
3.50%, 04/01/27 (b)	100,000	98,404
2.63%, 11/15/27 (b)	150,000	143,530
3.75%, 05/15/28 (b)	100,000	98,106
HEICO Corp.
5.25%, 08/01/28 (b)	100,000	101,959
Hexcel Corp.
4.20%, 02/15/27 (b)	150,000	147,819
Honeywell International, Inc.
2.50%, 11/01/26 (b)	200,000	194,214
1.10%, 03/01/27 (b)	100,000	93,749
4.65%, 07/30/27 (b)	100,000	100,582
4.25%, 01/15/29 (b)	100,000	99,300
2.70%, 08/15/29 (b)	50,000	46,530
4.88%, 09/01/29 (b)	100,000	101,757
Howmet Aerospace, Inc.
5.90%, 02/01/27	100,000	102,370
6.75%, 01/15/28	50,000	52,980
3.00%, 01/15/29 (b)	100,000	94,341
Hubbell, Inc.
3.35%, 03/01/26 (b)	100,000	98,797
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (b)	150,000	145,012
2.04%, 08/16/28 (b)	100,000	90,852
5.35%, 01/15/30 (b)	100,000	100,586
IDEX Corp.
4.95%, 09/01/29 (b)	100,000	100,700
Illinois Tool Works, Inc.
2.65%, 11/15/26 (b)	200,000	195,344
Ingersoll Rand, Inc.
5.40%, 08/14/28 (b)	100,000	102,455
5.18%, 06/15/29 (b)	200,000	204,048
John Deere Capital Corp.
1.05%, 06/17/26	150,000	144,150
2.25%, 09/14/26	200,000	194,070
1.30%, 10/13/26	150,000	143,205
4.50%, 01/08/27	100,000	100,499
1.70%, 01/11/27	200,000	190,962
1.75%, 03/09/27	200,000	190,276
4.20%, 07/15/27	100,000	99,820
4.15%, 09/15/27	200,000	199,256
4.65%, 01/07/28	100,000	101,096
4.75%, 01/20/28	200,000	202,716
4.90%, 03/03/28	125,000	127,248
1.50%, 03/06/28	175,000	161,495
4.95%, 07/14/28	250,000	254,972
4.50%, 01/16/29	200,000	200,666
3.45%, 03/07/29	150,000	144,754
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 06/11/29	150,000	152,401
2.45%, 01/09/30	100,000	91,557
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (b)	100,000	102,765
Kennametal, Inc.
4.63%, 06/15/28 (b)	75,000	74,894
L3Harris Technologies, Inc.
5.40%, 01/15/27	200,000	202,816
4.40%, 06/15/28 (b)	200,000	198,384
5.05%, 06/01/29 (b)	100,000	101,148
2.90%, 12/15/29 (b)	100,000	92,071
Leggett & Platt, Inc.
4.40%, 03/15/29 (b)	100,000	95,600
Lennox International, Inc.
5.50%, 09/15/28 (b)	100,000	102,649
Lockheed Martin Corp.
5.10%, 11/15/27 (b)	150,000	153,036
4.50%, 02/15/29 (b)	100,000	100,077
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (b)	100,000	97,184
Masco Corp.
1.50%, 02/15/28 (b)	100,000	91,530
Mohawk Industries, Inc.
5.85%, 09/18/28 (b)	100,000	103,808
Nordson Corp.
5.60%, 09/15/28 (b)	75,000	77,143
4.50%, 12/15/29 (b)	75,000	73,812
Northrop Grumman Corp.
3.20%, 02/01/27 (b)	100,000	97,807
3.25%, 01/15/28 (b)	250,000	241,412
4.60%, 02/01/29 (b)	75,000	75,179
nVent Finance SARL
4.55%, 04/15/28 (b)	100,000	99,431
Oshkosh Corp.
4.60%, 05/15/28 (b)	100,000	99,591
Otis Worldwide Corp.
5.25%, 08/16/28 (b)	150,000	153,541
2.57%, 02/15/30 (b)	200,000	180,900
Owens Corning
3.40%, 08/15/26 (b)	150,000	147,559
3.95%, 08/15/29 (b)	50,000	48,452
Parker-Hannifin Corp.
3.25%, 03/01/27 (b)	150,000	146,892
4.25%, 09/15/27 (b)	200,000	199,138
3.25%, 06/14/29 (b)	150,000	142,388
4.50%, 09/15/29 (b)	100,000	99,899
Pentair Finance SARL
4.50%, 07/01/29 (b)	75,000	74,311
Regal Rexnord Corp.
6.05%, 04/15/28 (b)	200,000	204,792
Republic Services, Inc.
3.38%, 11/15/27 (b)	150,000	146,122
3.95%, 05/15/28 (b)	100,000	98,497
4.88%, 04/01/29 (b)	100,000	101,042
Rockwell Automation, Inc.
3.50%, 03/01/29 (b)	75,000	72,472
RTX Corp.
2.65%, 11/01/26 (b)	100,000	97,306
5.75%, 11/08/26 (b)	100,000	101,939
3.50%, 03/15/27 (b)	300,000	294,312
3.13%, 05/04/27 (b)	150,000	145,665
4.13%, 11/16/28 (b)	450,000	443,502
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 01/15/29 (b)	75,000	77,984
7.50%, 09/15/29	100,000	111,703
Snap-on, Inc.
3.25%, 03/01/27 (b)	100,000	97,786
Sonoco Products Co.
4.60%, 09/01/29 (b)	100,000	98,596
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (b)	100,000	98,961
6.00%, 03/06/28 (b)	200,000	208,340
Teledyne Technologies, Inc.
1.60%, 04/01/26 (b)	50,000	48,456
2.25%, 04/01/28 (b)	150,000	139,998
Textron, Inc.
4.00%, 03/15/26 (b)	100,000	99,219
3.65%, 03/15/27 (b)	100,000	98,033
3.90%, 09/17/29 (b)	50,000	48,057
Timken Co.
4.50%, 12/15/28 (b)	75,000	74,764
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (b)	100,000	98,882
3.80%, 03/21/29 (b)	100,000	96,920
Veralto Corp.
5.50%, 09/18/26 (b)	100,000	101,339
5.35%, 09/18/28 (b)	150,000	153,697
Vontier Corp.
1.80%, 04/01/26 (b)	100,000	96,759
2.40%, 04/01/28 (b)	100,000	92,551
Vulcan Materials Co.
4.95%, 12/01/29 (b)	100,000	100,842
Waste Connections, Inc.
4.25%, 12/01/28 (b)	75,000	74,320
Waste Management, Inc.
3.88%, 01/15/29 (b)(d)	350,000	341,295
2.00%, 06/01/29 (b)	200,000	181,220
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (b)	100,000	98,234
4.70%, 09/15/28 (b)(f)	200,000	199,412
Xylem, Inc.
3.25%, 11/01/26 (b)	100,000	98,065
1.95%, 01/30/28 (b)	100,000	93,470
		19,850,781
Communications 1.3%
America Movil SAB de CV
3.63%, 04/22/29 (b)	200,000	191,548
American Tower Corp.
1.60%, 04/15/26 (b)	100,000	96,788
1.45%, 09/15/26 (b)	150,000	143,168
3.38%, 10/15/26 (b)	150,000	147,279
2.75%, 01/15/27 (b)	200,000	193,472
3.13%, 01/15/27 (b)	100,000	97,384
3.65%, 03/15/27 (b)	100,000	98,161
3.60%, 01/15/28 (b)	100,000	97,340
5.25%, 07/15/28 (b)	100,000	101,862
5.80%, 11/15/28 (b)	100,000	103,702
5.20%, 02/15/29 (b)	100,000	101,504
3.95%, 03/15/29 (b)	100,000	97,033
3.80%, 08/15/29 (b)	200,000	192,064
2.90%, 01/15/30 (b)	100,000	91,608
5.00%, 01/31/30 (b)	100,000	100,856
AppLovin Corp.
5.13%, 12/01/29 (b)	125,000	126,160
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AT&T, Inc.
1.70%, 03/25/26 (b)	100,000	97,047
3.80%, 02/15/27 (b)	150,000	148,071
4.25%, 03/01/27 (b)	200,000	198,864
2.30%, 06/01/27 (b)	400,000	380,796
1.65%, 02/01/28 (b)	300,000	276,762
4.10%, 02/15/28 (b)	250,000	247,227
4.35%, 03/01/29 (b)	475,000	470,658
4.30%, 02/15/30 (b)	400,000	392,852
British Telecommunications PLC
5.13%, 12/04/28 (b)	200,000	202,382
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26 (b)	150,000	153,096
3.75%, 02/15/28 (b)	150,000	145,095
4.20%, 03/15/28 (b)	175,000	171,195
2.25%, 01/15/29 (b)	200,000	179,612
5.05%, 03/30/29 (b)	225,000	223,587
6.10%, 06/01/29 (b)	200,000	206,492
Comcast Corp.
3.15%, 03/01/26 (b)	250,000	246,830
2.35%, 01/15/27 (b)	200,000	192,796
3.30%, 02/01/27 (b)	200,000	196,222
3.30%, 04/01/27 (b)	150,000	146,732
5.35%, 11/15/27 (b)	150,000	153,615
3.15%, 02/15/28 (b)	150,000	144,696
3.55%, 05/01/28 (b)	150,000	145,907
4.15%, 10/15/28 (b)	600,000	592,446
4.55%, 01/15/29 (b)	100,000	100,239
5.10%, 06/01/29 (b)	100,000	102,153
2.65%, 02/01/30 (b)	200,000	182,312
Crown Castle, Inc.
3.70%, 06/15/26 (b)	200,000	197,646
1.05%, 07/15/26 (b)	50,000	47,569
2.90%, 03/15/27 (b)	150,000	144,989
3.65%, 09/01/27 (b)	150,000	146,237
5.00%, 01/11/28 (b)	150,000	151,303
3.80%, 02/15/28 (b)	100,000	97,560
4.80%, 09/01/28 (b)	100,000	100,094
5.60%, 06/01/29 (b)	100,000	102,842
4.90%, 09/01/29 (b)	200,000	200,334
Discovery Communications LLC
4.90%, 03/11/26 (b)	100,000	99,951
3.95%, 03/20/28 (b)	300,000	289,068
4.13%, 05/15/29 (b)	100,000	94,893
Fox Corp.
4.71%, 01/25/29 (b)	300,000	299,343
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (b)	100,000	99,864
Meta Platforms, Inc.
3.50%, 08/15/27 (b)	225,000	221,452
4.60%, 05/15/28 (b)	275,000	277,973
4.30%, 08/15/29 (b)	100,000	99,889
Netflix, Inc.
4.38%, 11/15/26	175,000	175,205
4.88%, 04/15/28	250,000	253,315
5.88%, 11/15/28	300,000	314,061
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (b)	150,000	148,500
Paramount Global
2.90%, 01/15/27 (b)	200,000	192,860
3.70%, 06/01/28 (b)	100,000	96,012
Rogers Communications, Inc.
3.20%, 03/15/27 (b)	200,000	194,176
5.00%, 02/15/29 (b)	200,000	200,776
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sprint Capital Corp.
6.88%, 11/15/28	400,000	428,368
Sprint LLC
7.63%, 03/01/26 (b)	250,000	254,747
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (b)	200,000	196,370
4.95%, 03/28/28 (b)	100,000	100,918
Telefonica Emisiones SA
4.10%, 03/08/27	250,000	247,765
TELUS Corp.
2.80%, 02/16/27 (b)	100,000	96,611
3.70%, 09/15/27 (b)	100,000	97,929
T-Mobile USA, Inc.
2.63%, 04/15/26 (b)	200,000	196,044
3.75%, 04/15/27 (b)	650,000	639,847
5.38%, 04/15/27 (b)	100,000	100,094
2.05%, 02/15/28 (b)	250,000	233,422
4.95%, 03/15/28 (b)	150,000	151,330
4.80%, 07/15/28 (b)	150,000	150,973
4.85%, 01/15/29 (b)	150,000	151,035
2.63%, 02/15/29 (b)	150,000	138,908
2.40%, 03/15/29 (b)	75,000	68,679
3.38%, 04/15/29 (b)	300,000	284,706
4.20%, 10/01/29 (b)	100,000	98,018
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	150,000	145,032
2.95%, 06/15/27	150,000	145,710
Verizon Communications, Inc.
2.63%, 08/15/26	150,000	146,265
4.13%, 03/16/27	300,000	298,119
3.00%, 03/22/27 (b)	150,000	145,848
2.10%, 03/22/28 (b)	350,000	326,095
4.33%, 09/21/28	500,000	496,440
3.88%, 02/08/29 (b)	100,000	97,540
4.02%, 12/03/29 (b)	525,000	511,192
Walt Disney Co.
2.20%, 01/13/28	100,000	94,500
2.00%, 09/01/29 (b)	300,000	270,066
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (b)	600,000	585,804
4.05%, 03/15/29 (b)	225,000	213,811
		19,035,711
Consumer Cyclical 2.1%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (b)	400,000	389,680
Amazon.com, Inc.
1.00%, 05/12/26 (b)	450,000	433,723
3.30%, 04/13/27 (b)	350,000	343,812
1.20%, 06/03/27 (b)	100,000	93,657
3.15%, 08/22/27 (b)	525,000	511,828
4.55%, 12/01/27 (b)	300,000	302,823
1.65%, 05/12/28 (b)	350,000	323,480
4.65%, 12/01/29 (b)	200,000	203,644
American Honda Finance Corp.
5.25%, 07/07/26	200,000	202,228
1.30%, 09/09/26	200,000	190,946
2.35%, 01/08/27	150,000	144,461
4.90%, 03/12/27	98,000	98,800
4.45%, 10/22/27	100,000	99,901
4.70%, 01/12/28	100,000	100,771
2.00%, 03/24/28	100,000	92,857
5.13%, 07/07/28	150,000	152,796
5.65%, 11/15/28	150,000	155,137
2.25%, 01/12/29	100,000	91,668
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 03/13/29	125,000	126,323
4.40%, 09/05/29	100,000	98,873
AutoNation, Inc.
1.95%, 08/01/28 (b)	50,000	45,313
AutoZone, Inc.
3.75%, 06/01/27 (b)	200,000	196,750
4.50%, 02/01/28 (b)	100,000	100,159
6.25%, 11/01/28 (b)	100,000	105,315
5.10%, 07/15/29 (b)	100,000	101,509
Best Buy Co., Inc.
4.45%, 10/01/28 (b)	75,000	74,688
Block Financial LLC
2.50%, 07/15/28 (b)	75,000	69,407
Booking Holdings, Inc.
3.60%, 06/01/26 (b)	250,000	247,837
BorgWarner, Inc.
2.65%, 07/01/27 (b)	200,000	191,210
4.95%, 08/15/29 (b)	50,000	50,199
CBRE Services, Inc.
4.88%, 03/01/26 (b)	150,000	150,120
Choice Hotels International, Inc.
3.70%, 12/01/29 (b)	50,000	47,239
Costco Wholesale Corp.
3.00%, 05/18/27 (b)	100,000	97,589
1.38%, 06/20/27 (b)	250,000	234,565
Darden Restaurants, Inc.
3.85%, 05/01/27 (b)	150,000	147,492
Dollar General Corp.
3.88%, 04/15/27 (b)	100,000	98,407
4.63%, 11/01/27 (b)	100,000	100,025
4.13%, 05/01/28 (b)	100,000	98,347
Dollar Tree, Inc.
4.20%, 05/15/28 (b)	200,000	196,840
DR Horton, Inc.
1.30%, 10/15/26 (b)	200,000	190,008
eBay, Inc.
1.40%, 05/10/26 (b)	100,000	96,504
3.60%, 06/05/27 (b)	150,000	147,065
Expedia Group, Inc.
4.63%, 08/01/27 (b)	150,000	150,076
3.80%, 02/15/28 (b)	150,000	146,250
3.25%, 02/15/30 (b)	100,000	93,382
Ford Motor Co.
4.35%, 12/08/26 (b)	250,000	245,687
Ford Motor Credit Co. LLC
6.95%, 06/10/26 (b)	200,000	203,928
4.54%, 08/01/26 (b)	200,000	197,978
2.70%, 08/10/26 (b)	200,000	192,798
4.27%, 01/09/27 (b)	200,000	195,844
5.80%, 03/05/27 (b)	200,000	201,414
5.85%, 05/17/27 (b)	200,000	201,620
4.95%, 05/28/27 (b)	250,000	247,350
4.13%, 08/17/27 (b)	200,000	193,458
7.35%, 11/04/27 (b)	250,000	260,327
2.90%, 02/16/28 (b)	200,000	186,108
6.80%, 05/12/28 (b)	250,000	258,435
6.80%, 11/07/28 (b)	200,000	207,612
2.90%, 02/10/29 (b)	200,000	180,616
5.80%, 03/08/29 (b)	200,000	200,448
5.11%, 05/03/29 (b)	200,000	194,508
5.88%, 11/07/29 (b)	200,000	200,272
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Motors Co.
6.80%, 10/01/27 (b)	200,000	208,860
5.00%, 10/01/28 (b)	100,000	100,373
5.40%, 10/15/29 (b)	100,000	101,030
General Motors Financial Co., Inc.
5.25%, 03/01/26 (b)	200,000	200,668
5.40%, 04/06/26	250,000	251,570
1.50%, 06/10/26 (b)	200,000	191,942
4.00%, 10/06/26 (b)	200,000	197,630
4.35%, 01/17/27 (b)	150,000	148,693
2.35%, 02/26/27 (b)	250,000	238,602
5.00%, 04/09/27 (b)	200,000	200,628
2.70%, 08/20/27 (b)	200,000	190,130
6.00%, 01/09/28 (b)	150,000	154,449
2.40%, 04/10/28 (b)	200,000	185,666
5.80%, 06/23/28 (b)	200,000	205,058
2.40%, 10/15/28 (b)	200,000	183,070
5.80%, 01/07/29 (b)	250,000	256,235
4.30%, 04/06/29 (b)	150,000	145,407
5.55%, 07/15/29 (b)	250,000	253,795
4.90%, 10/06/29 (b)	150,000	148,240
5.35%, 01/07/30 (b)	200,000	200,844
Genuine Parts Co.
6.50%, 11/01/28 (b)	75,000	79,295
4.95%, 08/15/29 (b)	100,000	100,243
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26 (b)	150,000	150,600
5.75%, 06/01/28 (b)	50,000	51,002
5.30%, 01/15/29 (b)	100,000	100,459
4.00%, 01/15/30 (b)	100,000	94,857
Home Depot, Inc.
3.00%, 04/01/26 (b)	200,000	197,478
5.15%, 06/25/26	200,000	202,356
2.13%, 09/15/26 (b)	150,000	145,341
2.50%, 04/15/27 (b)	200,000	192,834
4.88%, 06/25/27 (b)	150,000	151,857
2.80%, 09/14/27 (b)	200,000	193,040
0.90%, 03/15/28 (b)	100,000	90,701
1.50%, 09/15/28 (b)	150,000	136,245
3.90%, 12/06/28 (b)	150,000	147,594
2.95%, 06/15/29 (b)	350,000	329,336
4.75%, 06/25/29 (b)	200,000	202,160
Honda Motor Co. Ltd.
2.53%, 03/10/27 (b)	250,000	240,900
Hyatt Hotels Corp.
4.85%, 03/15/26 (b)	100,000	100,101
4.38%, 09/15/28 (b)	100,000	98,607
JD.com, Inc.
3.88%, 04/29/26	200,000	198,390
3.38%, 01/14/30 (a)(b)	200,000	189,406
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (b)	75,000	80,154
Las Vegas Sands Corp.
3.50%, 08/18/26 (b)	200,000	195,750
5.90%, 06/01/27 (b)	100,000	101,932
3.90%, 08/08/29 (b)	50,000	47,264
6.00%, 08/15/29 (b)	50,000	51,335
Lear Corp.
3.80%, 09/15/27 (b)	150,000	146,811
Lennar Corp.
5.00%, 06/15/27 (b)	100,000	100,609
4.75%, 11/29/27 (b)	150,000	150,321
LKQ Corp.
5.75%, 06/15/28 (b)	100,000	102,739
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lowe's Cos., Inc.
4.80%, 04/01/26 (b)	150,000	150,610
3.35%, 04/01/27 (b)	100,000	97,796
3.10%, 05/03/27 (b)	300,000	291,573
1.30%, 04/15/28 (b)	200,000	181,412
1.70%, 09/15/28 (b)	150,000	136,302
6.50%, 03/15/29	100,000	107,463
3.65%, 04/05/29 (b)	200,000	192,940
Marriott International, Inc.
3.13%, 06/15/26 (b)	200,000	196,442
5.45%, 09/15/26 (b)	75,000	75,934
5.00%, 10/15/27 (b)	150,000	151,693
4.00%, 04/15/28 (b)	100,000	98,307
5.55%, 10/15/28 (b)	100,000	102,917
4.88%, 05/15/29 (b)	150,000	150,966
McDonald's Corp.
3.50%, 03/01/27 (b)	200,000	196,606
3.80%, 04/01/28 (b)	200,000	196,244
4.80%, 08/14/28 (b)	200,000	202,226
2.63%, 09/01/29 (b)	100,000	92,638
NIKE, Inc.
2.38%, 11/01/26 (b)	100,000	97,131
2.75%, 03/27/27 (b)	150,000	145,601
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (b)	150,000	148,462
3.60%, 09/01/27 (b)	100,000	97,805
4.35%, 06/01/28 (b)	100,000	99,304
3.90%, 06/01/29 (b)	75,000	72,871
PACCAR Financial Corp.
4.45%, 03/30/26	100,000	100,058
2.00%, 02/04/27	200,000	191,996
4.45%, 08/06/27	50,000	50,235
4.60%, 01/10/28	100,000	101,039
4.95%, 08/10/28	100,000	102,173
4.60%, 01/31/29	150,000	151,329
Ross Stores, Inc.
0.88%, 04/15/26 (b)	100,000	96,114
Sands China Ltd.
2.30%, 03/08/27 (b)(g)	200,000	189,074
5.40%, 08/08/28 (b)(g)	300,000	301,401
Starbucks Corp.
2.45%, 06/15/26 (b)	150,000	146,411
2.00%, 03/12/27 (b)	100,000	95,363
3.50%, 03/01/28 (b)	100,000	97,558
4.00%, 11/15/28 (b)	150,000	147,593
3.55%, 08/15/29 (b)	50,000	48,095
Tapestry, Inc.
4.13%, 07/15/27 (b)	75,000	73,938
Target Corp.
2.50%, 04/15/26	50,000	49,094
1.95%, 01/15/27 (b)	150,000	143,945
3.38%, 04/15/29 (b)	200,000	192,174
TJX Cos., Inc.
2.25%, 09/15/26 (b)	175,000	169,886
1.15%, 05/15/28 (b)	100,000	90,601
Toll Brothers Finance Corp.
4.88%, 03/15/27 (b)	100,000	100,186
Toyota Motor Corp.
1.34%, 03/25/26 (b)	150,000	145,365
3.67%, 07/20/28	150,000	147,831
2.76%, 07/02/29	100,000	93,888
Toyota Motor Credit Corp.
5.20%, 05/15/26	50,000	50,563
1.13%, 06/18/26	200,000	192,264
4.55%, 08/07/26	50,000	50,205
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 08/14/26	200,000	202,020
4.60%, 01/08/27	100,000	100,650
3.20%, 01/11/27	200,000	196,246
1.90%, 01/13/27	50,000	47,866
5.00%, 03/19/27	150,000	151,968
3.05%, 03/22/27	300,000	292,581
4.55%, 09/20/27	200,000	201,240
4.35%, 10/08/27	100,000	100,124
5.45%, 11/10/27	150,000	154,170
3.05%, 01/11/28	100,000	96,687
4.63%, 01/12/28	200,000	201,694
5.25%, 09/11/28	200,000	205,108
4.65%, 01/05/29	150,000	151,185
3.65%, 01/08/29	100,000	97,104
5.05%, 05/16/29	150,000	152,881
4.45%, 06/29/29	250,000	249,612
4.55%, 08/09/29	100,000	100,095
4.95%, 01/09/30	100,000	101,848
Uber Technologies, Inc.
4.30%, 01/15/30 (b)	200,000	196,784
UL Solutions, Inc.
6.50%, 10/20/28 (b)(d)	75,000	78,858
VICI Properties LP
4.75%, 02/15/28 (b)	200,000	200,390
Walmart, Inc.
3.05%, 07/08/26 (b)	100,000	98,616
1.05%, 09/17/26 (b)	100,000	95,352
3.95%, 09/09/27 (b)	200,000	199,198
3.90%, 04/15/28 (b)	250,000	248,450
3.70%, 06/26/28 (b)	250,000	246,692
1.50%, 09/22/28 (b)	200,000	182,318
2.38%, 09/24/29 (b)	100,000	92,723
		30,078,796
Consumer Non-Cyclical 3.0%
Abbott Laboratories
3.75%, 11/30/26 (b)	150,000	148,899
1.15%, 01/30/28 (b)	150,000	138,095
AbbVie, Inc.
3.20%, 05/14/26 (b)	350,000	345,261
2.95%, 11/21/26 (b)	600,000	586,392
4.80%, 03/15/27 (b)	300,000	302,520
4.65%, 03/15/28 (b)	200,000	201,274
4.25%, 11/14/28 (b)	100,000	99,563
4.80%, 03/15/29 (b)	400,000	404,320
3.20%, 11/21/29 (b)	725,000	683,153
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (b)	75,000	73,603
Agilent Technologies, Inc.
4.20%, 09/09/27 (b)	100,000	99,329
2.75%, 09/15/29 (b)	100,000	92,273
Ahold Finance USA LLC
6.88%, 05/01/29	100,000	108,607
Altria Group, Inc.
2.63%, 09/16/26 (b)	100,000	97,237
6.20%, 11/01/28 (b)	100,000	104,965
4.80%, 02/14/29 (b)	300,000	300,744
Amgen, Inc.
5.51%, 03/02/26 (b)	225,000	225,112
2.60%, 08/19/26 (b)	200,000	194,886
2.20%, 02/21/27 (b)	200,000	191,538
3.20%, 11/02/27 (b)	200,000	193,650
5.15%, 03/02/28 (b)	600,000	609,918
1.65%, 08/15/28 (b)	150,000	136,607
3.00%, 02/22/29 (b)	100,000	94,445
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 08/18/29 (b)	100,000	97,494
2.45%, 02/21/30 (b)	200,000	180,244
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (b)	200,000	198,234
4.75%, 01/23/29 (b)	600,000	605,646
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (b)	150,000	146,124
Astrazeneca Finance LLC
1.20%, 05/28/26 (b)	250,000	241,030
4.80%, 02/26/27 (b)	100,000	101,030
4.88%, 03/03/28 (b)	200,000	203,092
1.75%, 05/28/28 (b)	200,000	184,374
4.85%, 02/26/29 (b)	200,000	202,724
AstraZeneca PLC
0.70%, 04/08/26 (b)	100,000	96,207
3.13%, 06/12/27 (b)	100,000	97,601
BAT Capital Corp.
3.22%, 09/06/26 (b)	200,000	195,960
3.56%, 08/15/27 (b)	300,000	292,740
2.26%, 03/25/28 (b)	150,000	139,847
3.46%, 09/06/29 (b)	100,000	94,761
BAT International Finance PLC
1.67%, 03/25/26 (b)	300,000	290,847
4.45%, 03/16/28 (b)	200,000	198,724
5.93%, 02/02/29 (b)	100,000	104,096
Baxter International, Inc.
2.60%, 08/15/26 (b)	100,000	97,268
1.92%, 02/01/27 (b)	300,000	285,495
2.27%, 12/01/28 (b)	150,000	137,696
Becton Dickinson & Co.
3.70%, 06/06/27 (b)	250,000	245,595
4.69%, 02/13/28 (b)	150,000	150,679
4.87%, 02/08/29 (b)	100,000	100,666
Bristol-Myers Squibb Co.
3.20%, 06/15/26 (b)	250,000	246,687
4.90%, 02/22/27 (b)	150,000	151,708
1.13%, 11/13/27 (b)	175,000	161,282
3.45%, 11/15/27 (b)	100,000	98,017
3.90%, 02/20/28 (b)	200,000	197,910
4.90%, 02/22/29 (b)	250,000	253,837
3.40%, 07/26/29 (b)	350,000	334,852
Brunswick Corp.
5.85%, 03/18/29 (b)	125,000	128,166
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (b)	150,000	147,240
3.75%, 09/25/27 (b)	75,000	73,579
4.10%, 01/07/28 (b)	100,000	98,837
Campbell's Co.
5.20%, 03/19/27	100,000	101,374
4.15%, 03/15/28 (b)	150,000	148,048
5.20%, 03/21/29 (b)	100,000	101,684
Cardinal Health, Inc.
3.41%, 06/15/27 (b)	175,000	170,763
5.13%, 02/15/29 (b)	100,000	101,396
5.00%, 11/15/29 (b)	100,000	100,799
Cencora, Inc.
3.45%, 12/15/27 (b)	150,000	145,566
4.85%, 12/15/29 (b)	100,000	100,535
Church & Dwight Co., Inc.
3.15%, 08/01/27 (b)	75,000	73,046
Cigna Group
1.25%, 03/15/26 (b)	150,000	145,032
3.40%, 03/01/27 (b)	250,000	244,950
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 10/15/28 (b)	500,000	496,270
5.00%, 05/15/29 (b)	250,000	253,227
Clorox Co.
3.10%, 10/01/27 (b)	75,000	72,535
3.90%, 05/15/28 (b)	100,000	98,232
Coca-Cola Co.
3.38%, 03/25/27	250,000	245,935
1.45%, 06/01/27	300,000	282,519
1.50%, 03/05/28	100,000	92,471
1.00%, 03/15/28	100,000	91,047
2.13%, 09/06/29	100,000	91,047
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (b)	150,000	137,448
Colgate-Palmolive Co.
3.10%, 08/15/27 (b)	150,000	146,304
4.60%, 03/01/28 (b)	100,000	101,581
CommonSpirit Health
3.35%, 10/01/29 (b)	100,000	94,237
Conagra Brands, Inc.
1.38%, 11/01/27 (b)	150,000	137,369
7.00%, 10/01/28	100,000	106,958
4.85%, 11/01/28 (b)	200,000	200,168
Conopco, Inc.
7.25%, 12/15/26	50,000	52,484
Constellation Brands, Inc.
3.70%, 12/06/26 (b)	75,000	73,983
3.50%, 05/09/27 (b)	100,000	97,875
4.35%, 05/09/27 (b)	200,000	199,056
4.65%, 11/15/28 (b)	75,000	74,878
4.80%, 01/15/29 (b)	75,000	75,203
3.15%, 08/01/29 (b)	50,000	46,704
CVS Health Corp.
2.88%, 06/01/26 (b)	300,000	293,448
3.00%, 08/15/26 (b)	150,000	146,700
3.63%, 04/01/27 (b)	50,000	48,998
1.30%, 08/21/27 (b)	400,000	367,712
4.30%, 03/25/28 (b)	700,000	689,591
5.00%, 01/30/29 (b)	200,000	200,926
5.40%, 06/01/29 (b)	300,000	305,502
3.25%, 08/15/29 (b)	150,000	140,034
5.13%, 02/21/30 (b)	200,000	200,864
DH Europe Finance II SARL
2.60%, 11/15/29 (b)	100,000	91,816
Diageo Capital PLC
5.30%, 10/24/27 (b)	200,000	204,358
2.38%, 10/24/29 (b)	200,000	182,330
Edwards Lifesciences Corp.
4.30%, 06/15/28 (b)	100,000	99,056
Eli Lilly & Co.
4.50%, 02/09/27 (b)	150,000	150,912
5.50%, 03/15/27	75,000	77,005
3.10%, 05/15/27 (b)	100,000	97,751
4.15%, 08/14/27 (b)	100,000	99,981
4.50%, 02/09/29 (b)	300,000	302,154
4.20%, 08/14/29 (b)	150,000	148,939
4.75%, 02/12/30 (b)	200,000	202,674
Estee Lauder Cos., Inc.
4.38%, 05/15/28 (b)	125,000	124,609
2.38%, 12/01/29 (b)	100,000	90,350
Flowers Foods, Inc.
3.50%, 10/01/26 (b)	100,000	98,232
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (b)	250,000	256,665
4.80%, 08/14/29 (b)	200,000	200,464
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Mills, Inc.
3.20%, 02/10/27 (b)	150,000	146,505
4.20%, 04/17/28 (b)	200,000	198,038
5.50%, 10/17/28 (b)	100,000	103,051
4.88%, 01/30/30 (b)	100,000	100,445
Gilead Sciences, Inc.
3.65%, 03/01/26 (b)	350,000	347,315
2.95%, 03/01/27 (b)	300,000	291,822
4.80%, 11/15/29 (b)	100,000	100,868
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	300,000	295,893
Haleon U.S. Capital LLC
3.38%, 03/24/27 (b)	250,000	244,620
3.38%, 03/24/29 (b)	250,000	238,252
Hasbro, Inc.
3.55%, 11/19/26 (b)	125,000	122,623
3.50%, 09/15/27 (b)	100,000	97,109
HCA, Inc.
5.25%, 06/15/26 (b)	200,000	200,818
5.38%, 09/01/26 (b)	200,000	201,220
4.50%, 02/15/27 (b)	250,000	249,070
3.13%, 03/15/27 (b)	150,000	145,524
5.20%, 06/01/28 (b)	150,000	151,768
5.63%, 09/01/28 (b)	200,000	204,398
5.88%, 02/01/29 (b)	150,000	154,644
4.13%, 06/15/29 (b)	250,000	242,602
Hershey Co.
2.30%, 08/15/26 (b)	150,000	146,115
Hormel Foods Corp.
1.70%, 06/03/28 (b)	100,000	91,818
Icon Investments Six DAC
5.85%, 05/08/29 (b)	200,000	206,342
Illumina, Inc.
4.65%, 09/09/26	100,000	99,980
5.75%, 12/13/27 (b)	100,000	102,504
Ingredion, Inc.
3.20%, 10/01/26 (b)	75,000	73,424
IQVIA, Inc.
5.70%, 05/15/28 (b)	200,000	204,762
6.25%, 02/01/29 (b)	150,000	156,820
J.M. Smucker Co.
3.38%, 12/15/27 (b)	100,000	97,262
5.90%, 11/15/28 (b)	100,000	104,650
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13%, 02/01/28 (b)	200,000	202,144
3.00%, 02/02/29 (b)	200,000	186,712
5.50%, 01/15/30 (b)	200,000	202,316
Johnson & Johnson
2.45%, 03/01/26 (b)	250,000	245,810
2.95%, 03/03/27 (b)	100,000	97,727
0.95%, 09/01/27 (b)	200,000	185,096
2.90%, 01/15/28 (b)	275,000	266,095
4.80%, 06/01/29 (b)	150,000	153,135
6.95%, 09/01/29	100,000	111,282
Kaiser Foundation Hospitals
3.15%, 05/01/27 (b)	150,000	146,370
Kellanova
3.25%, 04/01/26	200,000	197,492
4.30%, 05/15/28 (b)	100,000	99,456
Kenvue, Inc.
5.35%, 03/22/26 (b)	150,000	151,426
5.05%, 03/22/28 (b)	75,000	76,391
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Keurig Dr. Pepper, Inc.
5.10%, 03/15/27 (b)	125,000	126,349
3.43%, 06/15/27 (b)	150,000	146,461
4.60%, 05/25/28 (b)	100,000	100,040
5.05%, 03/15/29 (b)	125,000	126,770
3.95%, 04/15/29 (b)	150,000	146,246
Kimberly-Clark Corp.
3.20%, 04/25/29 (b)	100,000	95,613
Kraft Heinz Foods Co.
3.00%, 06/01/26 (b)	300,000	294,297
3.88%, 05/15/27 (b)	250,000	246,747
Kroger Co.
2.65%, 10/15/26 (b)	100,000	97,070
4.50%, 01/15/29 (b)	150,000	149,490
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (b)	150,000	144,663
2.95%, 12/01/29 (b)	100,000	92,259
McKesson Corp.
4.90%, 07/15/28 (b)	100,000	101,461
4.25%, 09/15/29 (b)	100,000	98,866
Medtronic Global Holdings SCA
4.25%, 03/30/28 (b)	150,000	149,622
Merck & Co., Inc.
1.70%, 06/10/27 (b)	300,000	283,974
4.05%, 05/17/28 (b)	150,000	149,580
1.90%, 12/10/28 (b)	150,000	137,394
3.40%, 03/07/29 (b)	250,000	241,200
Molson Coors Beverage Co.
3.00%, 07/15/26 (b)	350,000	343,066
Mondelez International, Inc.
2.63%, 03/17/27 (b)	150,000	144,638
4.13%, 05/07/28 (b)	100,000	98,973
Mylan, Inc.
4.55%, 04/15/28 (b)	150,000	148,039
Novartis Capital Corp.
2.00%, 02/14/27 (b)	200,000	191,984
3.10%, 05/17/27 (b)	200,000	195,468
3.80%, 09/18/29 (b)	100,000	97,775
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (b)	100,000	100,754
4.55%, 02/16/29 (b)	75,000	75,384
PepsiCo, Inc.
2.38%, 10/06/26 (b)	200,000	194,318
2.63%, 03/19/27 (b)	100,000	97,058
3.00%, 10/15/27 (b)	300,000	291,204
3.60%, 02/18/28 (b)	100,000	98,405
4.45%, 05/15/28 (b)	100,000	100,735
7.00%, 03/01/29	100,000	109,730
2.63%, 07/29/29 (b)	150,000	139,686
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 (b)	350,000	350,427
4.45%, 05/19/28 (b)	700,000	701,183
Pfizer, Inc.
2.75%, 06/03/26	200,000	196,458
3.00%, 12/15/26	300,000	293,565
3.60%, 09/15/28 (b)	100,000	97,978
Pharmacia LLC
6.60%, 12/01/28	150,000	160,698
Philip Morris International, Inc.
0.88%, 05/01/26 (b)	150,000	144,071
4.75%, 02/12/27	100,000	100,594
5.13%, 11/17/27 (b)	300,000	304,908
4.88%, 02/15/28 (b)	300,000	303,597
3.13%, 03/02/28 (b)	75,000	72,215
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 09/07/28 (b)	100,000	102,432
4.88%, 02/13/29 (b)	150,000	151,432
3.38%, 08/15/29 (b)	50,000	47,562
4.63%, 11/01/29 (b)	125,000	125,233
5.63%, 11/17/29 (b)	200,000	208,332
5.13%, 02/15/30 (b)	300,000	305,535
Polaris, Inc.
6.95%, 03/15/29 (b)	100,000	105,765
Procter & Gamble Co.
1.00%, 04/23/26	100,000	96,563
2.45%, 11/03/26	100,000	97,352
1.90%, 02/01/27	250,000	239,857
2.80%, 03/25/27	150,000	146,084
3.95%, 01/26/28	150,000	149,436
Providence St. Joseph Health Obligated Group
2.75%, 10/01/26 (b)	50,000	48,657
Quest Diagnostics, Inc.
3.45%, 06/01/26 (b)	100,000	98,782
4.60%, 12/15/27 (b)	50,000	50,164
4.20%, 06/30/29 (b)	100,000	98,411
4.63%, 12/15/29 (b)	100,000	99,625
Revvity, Inc.
1.90%, 09/15/28 (b)	75,000	68,348
3.30%, 09/15/29 (b)	100,000	93,795
Royalty Pharma PLC
1.75%, 09/02/27 (b)	150,000	139,754
5.15%, 09/02/29 (b)	100,000	101,007
Sanofi SA
3.63%, 06/19/28 (b)	100,000	97,979
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (b)	250,000	245,762
Solventum Corp.
5.45%, 02/25/27 (b)	100,000	101,614
5.40%, 03/01/29 (b)	250,000	255,310
SSM Health Care Corp.
4.89%, 06/01/28 (b)	100,000	101,064
Stryker Corp.
3.50%, 03/15/26 (b)	175,000	173,285
4.85%, 12/08/28 (b)	100,000	101,239
4.25%, 09/11/29 (b)	100,000	98,604
Sysco Corp.
3.30%, 07/15/26 (b)	150,000	147,549
3.25%, 07/15/27 (b)	100,000	97,187
5.75%, 01/17/29 (b)	75,000	77,902
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (b)	200,000	202,522
Thermo Fisher Scientific, Inc.
5.00%, 12/05/26 (b)	150,000	151,564
1.75%, 10/15/28 (b)	100,000	91,221
5.00%, 01/31/29 (b)	300,000	306,414
2.60%, 10/01/29 (b)	100,000	92,261
Tyson Foods, Inc.
3.55%, 06/02/27 (b)	200,000	195,520
4.35%, 03/01/29 (b)	150,000	147,654
5.40%, 03/15/29 (b)	100,000	102,286
Unilever Capital Corp.
2.00%, 07/28/26	150,000	145,577
2.90%, 05/05/27 (b)	200,000	194,436
3.50%, 03/22/28 (b)	150,000	146,703
4.88%, 09/08/28 (b)	100,000	101,816
2.13%, 09/06/29 (b)	100,000	90,725
Universal Health Services, Inc.
1.65%, 09/01/26 (b)	150,000	143,306
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UPMC
1.80%, 04/15/26 (a)(b)	150,000	144,521
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (b)	150,000	148,351
Viatris, Inc.
2.30%, 06/22/27 (b)	125,000	117,911
Whirlpool Corp.
4.75%, 02/26/29 (b)	100,000	98,586
Zoetis, Inc.
3.00%, 09/12/27 (b)	150,000	144,828
		43,895,025
Energy 1.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (b)	150,000	144,104
3.34%, 12/15/27 (b)	200,000	194,822
3.14%, 11/07/29 (b)	75,000	70,583
Boardwalk Pipelines LP
4.45%, 07/15/27 (b)	150,000	148,990
4.80%, 05/03/29 (b)	150,000	150,421
BP Capital Markets America, Inc.
3.12%, 05/04/26 (b)	200,000	197,236
3.02%, 01/16/27 (b)	200,000	195,160
3.59%, 04/14/27 (b)	100,000	98,410
5.02%, 11/17/27 (b)	150,000	152,266
3.94%, 09/21/28 (b)	100,000	98,177
4.23%, 11/06/28 (b)	400,000	396,084
4.70%, 04/10/29 (b)	150,000	150,786
4.97%, 10/17/29 (b)	100,000	101,739
BP Capital Markets PLC
3.28%, 09/19/27 (b)	200,000	194,536
3.72%, 11/28/28 (b)	100,000	97,298
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (b)	200,000	196,786
5.00%, 12/15/29 (b)(d)	100,000	100,000
Cenovus Energy, Inc.
4.25%, 04/15/27 (b)	125,000	123,894
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (b)	250,000	252,212
3.70%, 11/15/29 (b)	150,000	142,718
Cheniere Energy Partners LP
4.50%, 10/01/29 (b)	100,000	98,128
Cheniere Energy, Inc.
4.63%, 10/15/28 (b)	250,000	247,062
Chevron Corp.
2.95%, 05/16/26 (b)	300,000	295,323
2.00%, 05/11/27 (b)	200,000	190,752
Chevron USA, Inc.
3.85%, 01/15/28 (b)	100,000	99,435
ConocoPhillips Co.
4.70%, 01/15/30 (b)	200,000	201,204
Continental Resources, Inc.
4.38%, 01/15/28 (b)	175,000	172,487
Coterra Energy, Inc.
3.90%, 05/15/27 (b)	125,000	122,913
4.38%, 03/15/29 (b)	75,000	73,728
DCP Midstream Operating LP
5.63%, 07/15/27 (b)	200,000	204,056
Devon Energy Corp.
4.50%, 01/15/30 (b)	100,000	97,972
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Diamondback Energy, Inc.
3.25%, 12/01/26 (b)	150,000	146,791
3.50%, 12/01/29 (b)	150,000	141,857
5.15%, 01/30/30 (b)	100,000	101,564
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (b)	75,000	69,800
Enbridge, Inc.
1.60%, 10/04/26 (b)	150,000	143,237
5.90%, 11/15/26 (b)	100,000	102,082
4.25%, 12/01/26 (b)	100,000	99,494
5.30%, 04/05/29 (b)	100,000	101,810
3.13%, 11/15/29 (b)	150,000	139,559
Energy Transfer LP
3.90%, 07/15/26 (b)	100,000	99,017
4.40%, 03/15/27 (b)	200,000	199,240
4.20%, 04/15/27 (b)	100,000	99,181
5.50%, 06/01/27 (b)	200,000	203,130
5.55%, 02/15/28 (b)	200,000	204,904
4.95%, 05/15/28 (b)	100,000	100,744
4.95%, 06/15/28 (b)	150,000	151,114
6.10%, 12/01/28 (b)	75,000	78,320
5.25%, 04/15/29 (b)	200,000	202,982
5.25%, 07/01/29 (b)	150,000	152,304
4.15%, 09/15/29 (b)	100,000	97,289
Eni USA, Inc.
7.30%, 11/15/27	125,000	133,096
EnLink Midstream LLC
5.38%, 06/01/29 (b)	100,000	101,572
EnLink Midstream Partners LP
4.85%, 07/15/26 (b)	100,000	100,042
Enterprise Products Operating LLC
3.95%, 02/15/27 (b)	100,000	99,304
4.15%, 10/16/28 (b)	150,000	148,561
3.13%, 07/31/29 (b)	200,000	188,912
2.80%, 01/31/30 (b)	200,000	184,314
5.25%, 08/16/77 (b)(c)	200,000	197,436
5.38%, 02/15/78 (b)(c)	100,000	98,558
EQT Corp.
3.90%, 10/01/27 (b)	200,000	196,646
5.70%, 04/01/28 (b)	50,000	51,346
5.00%, 01/15/29 (b)	75,000	75,290
Expand Energy Corp.
5.38%, 02/01/29 (b)	100,000	99,880
Exxon Mobil Corp.
3.04%, 03/01/26 (b)	375,000	370,320
2.28%, 08/16/26 (b)	250,000	243,320
3.29%, 03/19/27 (b)	50,000	49,175
2.44%, 08/16/29 (b)	100,000	92,818
Helmerich & Payne, Inc.
4.85%, 12/01/29 (b)(d)	100,000	97,944
Hess Corp.
4.30%, 04/01/27 (b)	175,000	173,864
HF Sinclair Corp.
5.00%, 02/01/28 (b)	100,000	100,046
Kinder Morgan, Inc.
1.75%, 11/15/26 (b)	75,000	71,615
4.30%, 03/01/28 (b)	125,000	124,009
5.00%, 02/01/29 (b)	200,000	201,640
5.10%, 08/01/29 (b)	200,000	202,496
Marathon Petroleum Corp.
5.13%, 12/15/26 (b)	100,000	100,852
3.80%, 04/01/28 (b)	100,000	97,684
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MPLX LP
1.75%, 03/01/26 (b)	200,000	194,416
4.13%, 03/01/27 (b)	250,000	247,582
4.25%, 12/01/27 (b)	150,000	148,371
4.00%, 03/15/28 (b)	175,000	171,755
National Fuel Gas Co.
4.75%, 09/01/28 (b)	100,000	99,535
NOV, Inc.
3.60%, 12/01/29 (b)	100,000	94,490
Occidental Petroleum Corp.
5.55%, 03/15/26 (b)	100,000	100,509
8.50%, 07/15/27 (b)	75,000	79,925
6.38%, 09/01/28 (b)	100,000	104,116
5.20%, 08/01/29 (b)	175,000	175,996
ONEOK, Inc.
5.00%, 03/01/26 (b)	150,000	150,474
4.00%, 07/13/27 (b)	100,000	98,797
4.25%, 09/24/27 (b)	100,000	99,047
4.55%, 07/15/28 (b)	100,000	99,569
5.65%, 11/01/28 (b)	150,000	154,558
3.40%, 09/01/29 (b)	100,000	94,406
4.40%, 10/15/29 (b)	75,000	73,623
Ovintiv, Inc.
5.65%, 05/15/28 (b)	100,000	102,544
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (b)	75,000	72,672
Phillips 66
3.90%, 03/15/28 (b)	150,000	146,983
Phillips 66 Co.
3.75%, 03/01/28 (b)	50,000	48,907
3.15%, 12/15/29 (b)	100,000	93,345
Pioneer Natural Resources Co.
5.10%, 03/29/26	150,000	151,152
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (b)	225,000	212,758
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (b)	175,000	176,752
5.00%, 03/15/27 (b)	300,000	301,263
4.20%, 03/15/28 (b)	125,000	123,428
Shell Finance U.S., Inc.
2.38%, 11/07/29 (b)	150,000	137,070
Shell International Finance BV
2.88%, 05/10/26	300,000	295,350
3.88%, 11/13/28 (b)	200,000	196,476
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (b)(d)	50,000	50,048
5.03%, 10/01/29 (b)(d)	100,000	99,370
Spectra Energy Partners LP
3.38%, 10/15/26 (b)	150,000	147,250
Targa Resources Corp.
5.20%, 07/01/27 (b)	200,000	202,122
6.15%, 03/01/29 (b)	150,000	157,128
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (b)	150,000	150,135
TC PipeLines LP
3.90%, 05/25/27 (b)	100,000	98,459
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	75,000	80,315
TotalEnergies Capital International SA
3.46%, 02/19/29 (b)	150,000	144,928
2.83%, 01/10/30 (b)	200,000	185,658
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	147,508
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (b)	250,000	246,735
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (b)	75,000	73,571
Valero Energy Corp.
2.15%, 09/15/27 (b)	100,000	94,193
4.35%, 06/01/28 (b)	200,000	198,176
Valero Energy Partners LP
4.50%, 03/15/28 (b)	100,000	99,716
Western Midstream Operating LP
4.50%, 03/01/28 (b)	75,000	74,338
4.75%, 08/15/28 (b)	100,000	99,594
6.35%, 01/15/29 (b)	100,000	104,594
Williams Cos., Inc.
3.75%, 06/15/27 (b)	250,000	245,250
5.30%, 08/15/28 (b)	150,000	152,895
4.90%, 03/15/29 (b)	175,000	175,789
		18,518,082
Industrial Other 0.0%
Cintas Corp. No. 2
3.70%, 04/01/27 (b)	175,000	172,594
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (b)	125,000	131,200
MasTec, Inc.
5.90%, 06/15/29 (b)	75,000	77,028
Quanta Services, Inc.
4.75%, 08/09/27 (b)	50,000	50,073
		430,895
Technology 2.2%
Accenture Capital, Inc.
3.90%, 10/04/27 (b)	100,000	99,091
4.05%, 10/04/29 (b)	200,000	196,766
Adobe, Inc.
2.15%, 02/01/27 (b)	200,000	192,514
4.75%, 01/17/28 (b)	100,000	101,473
4.95%, 01/17/30 (b)	100,000	102,350
2.30%, 02/01/30 (b)	200,000	181,112
Alphabet, Inc.
2.00%, 08/15/26 (b)	250,000	242,425
Analog Devices, Inc.
3.45%, 06/15/27 (b)	100,000	98,123
1.70%, 10/01/28 (b)	100,000	91,034
Apple, Inc.
2.45%, 08/04/26 (b)	400,000	390,776
2.05%, 09/11/26 (b)	300,000	290,679
3.35%, 02/09/27 (b)	400,000	394,328
3.20%, 05/11/27 (b)	200,000	196,092
2.90%, 09/12/27 (b)	350,000	339,339
3.00%, 11/13/27 (b)	250,000	243,175
1.20%, 02/08/28 (b)	200,000	184,036
4.00%, 05/10/28 (b)	100,000	99,827
1.40%, 08/05/28 (b)	300,000	273,180
3.25%, 08/08/29 (b)	150,000	144,134
2.20%, 09/11/29 (b)	300,000	274,410
Applied Materials, Inc.
3.30%, 04/01/27 (b)	175,000	171,577
4.80%, 06/15/29 (b)	150,000	152,119
Arrow Electronics, Inc.
3.88%, 01/12/28 (b)	100,000	97,373
5.15%, 08/21/29 (b)	50,000	50,334
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Atlassian Corp.
5.25%, 05/15/29 (b)	75,000	76,251
Autodesk, Inc.
3.50%, 06/15/27 (b)	100,000	97,768
2.85%, 01/15/30 (b)	100,000	91,984
Automatic Data Processing, Inc.
1.70%, 05/15/28 (b)	100,000	92,555
Avnet, Inc.
4.63%, 04/15/26 (b)	50,000	49,935
6.25%, 03/15/28 (b)	100,000	103,699
Baidu, Inc.
1.72%, 04/09/26 (b)	200,000	194,078
4.38%, 03/29/28 (b)	200,000	198,964
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (b)	475,000	469,841
3.50%, 01/15/28 (b)	200,000	194,894
Broadcom, Inc.
5.05%, 07/12/27 (b)	150,000	151,836
1.95%, 02/15/28 (b)(d)	100,000	93,019
4.80%, 04/15/28 (b)	200,000	201,440
4.11%, 09/15/28 (b)	150,000	147,799
4.00%, 04/15/29 (b)(d)	150,000	146,272
4.75%, 04/15/29 (b)	250,000	250,672
5.05%, 07/12/29 (b)	300,000	303,936
4.35%, 02/15/30 (b)	200,000	196,702
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (b)	100,000	98,417
2.90%, 12/01/29 (b)	100,000	92,084
Cadence Design Systems, Inc.
4.20%, 09/10/27	100,000	99,339
4.30%, 09/10/29 (b)	100,000	98,835
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (b)	150,000	144,731
4.25%, 04/01/28 (b)	100,000	98,172
3.28%, 12/01/28 (b)	75,000	70,923
3.25%, 02/15/29 (b)	100,000	93,730
CGI, Inc.
1.45%, 09/14/26 (b)	150,000	143,253
Cisco Systems, Inc.
2.50%, 09/20/26 (b)	250,000	243,850
4.80%, 02/26/27 (b)	300,000	303,201
4.85%, 02/26/29 (b)	375,000	380,452
Concentrix Corp.
6.65%, 08/02/26 (b)	100,000	102,146
6.60%, 08/02/28 (b)	175,000	182,737
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (b)	286,000	290,156
4.90%, 10/01/26 (b)	250,000	251,122
6.10%, 07/15/27 (b)	100,000	103,183
5.25%, 02/01/28 (b)	200,000	203,942
5.30%, 10/01/29 (b)	200,000	203,910
DXC Technology Co.
1.80%, 09/15/26 (b)	150,000	143,394
2.38%, 09/15/28 (b)	100,000	91,814
Equifax, Inc.
5.10%, 12/15/27 (b)	100,000	101,238
5.10%, 06/01/28 (b)	100,000	101,429
4.80%, 09/15/29 (b)	100,000	100,129
Equinix, Inc.
1.45%, 05/15/26 (b)	50,000	48,214
2.90%, 11/18/26 (b)	150,000	145,941
1.55%, 03/15/28 (b)	75,000	68,559
2.00%, 05/15/28 (b)	100,000	92,304
3.20%, 11/18/29 (b)	175,000	163,382
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FactSet Research Systems, Inc.
2.90%, 03/01/27 (b)	100,000	96,775
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (b)	200,000	193,286
1.65%, 03/01/28 (b)	100,000	91,744
Fiserv, Inc.
3.20%, 07/01/26 (b)	300,000	294,585
2.25%, 06/01/27 (b)	250,000	238,202
5.45%, 03/02/28 (b)	150,000	153,607
5.38%, 08/21/28 (b)	100,000	102,245
4.20%, 10/01/28 (b)	100,000	98,516
3.50%, 07/01/29 (b)	500,000	474,800
Flex Ltd.
4.88%, 06/15/29 (b)	150,000	149,488
Fortinet, Inc.
1.00%, 03/15/26 (b)	125,000	120,436
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (b)	100,000	96,768
6.00%, 06/04/29 (b)	75,000	77,720
Global Payments, Inc.
1.20%, 03/01/26 (b)	200,000	192,930
4.80%, 04/01/26 (b)	100,000	100,075
2.15%, 01/15/27 (b)	175,000	167,247
4.45%, 06/01/28 (b)	100,000	99,202
3.20%, 08/15/29 (b)	100,000	93,323
5.30%, 08/15/29 (b)	50,000	50,757
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (b)	150,000	145,661
4.40%, 09/25/27 (b)	100,000	99,546
5.25%, 07/01/28 (b)	100,000	102,007
4.55%, 10/15/29 (b)	250,000	248,112
HP, Inc.
1.45%, 06/17/26 (b)	150,000	144,354
3.00%, 06/17/27 (b)	175,000	168,948
4.75%, 01/15/28 (b)	100,000	100,745
4.00%, 04/15/29 (b)	100,000	97,173
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (b)	100,000	100,479
4.60%, 02/05/29 (b)	100,000	100,154
Intel Corp.
2.60%, 05/19/26 (b)	100,000	97,768
3.75%, 03/25/27 (b)	250,000	245,377
3.75%, 08/05/27 (b)	250,000	244,865
4.88%, 02/10/28 (b)	200,000	200,952
1.60%, 08/12/28 (b)	150,000	135,005
4.00%, 08/05/29 (b)	50,000	48,217
2.45%, 11/15/29 (b)	250,000	224,595
5.13%, 02/10/30 (b)	200,000	201,600
International Business Machines Corp.
3.30%, 05/15/26	400,000	394,308
3.30%, 01/27/27	100,000	98,049
2.20%, 02/09/27 (b)	100,000	95,950
1.70%, 05/15/27 (b)	150,000	141,393
4.15%, 07/27/27 (b)	200,000	198,922
4.50%, 02/06/28 (b)	200,000	200,786
3.50%, 05/15/29	500,000	478,880
Intuit, Inc.
5.13%, 09/15/28 (b)	225,000	230,818
Jabil, Inc.
1.70%, 04/15/26 (b)	150,000	145,049
4.25%, 05/15/27 (b)	100,000	99,210
3.95%, 01/12/28 (b)	75,000	73,373
3.60%, 01/15/30 (b)	100,000	93,927
Juniper Networks, Inc.
3.75%, 08/15/29 (b)	50,000	48,093
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Keysight Technologies, Inc.
4.60%, 04/06/27 (b)	150,000	150,126
KLA Corp.
4.10%, 03/15/29 (b)	100,000	98,568
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (b)	100,000	95,922
2.70%, 10/15/28 (b)	50,000	46,483
Lam Research Corp.
3.75%, 03/15/26 (b)	100,000	99,349
4.00%, 03/15/29 (b)	150,000	147,474
Marvell Technology, Inc.
1.65%, 04/15/26 (b)	100,000	96,792
2.45%, 04/15/28 (b)	150,000	140,117
5.75%, 02/15/29 (b)	75,000	77,541
Mastercard, Inc.
3.30%, 03/26/27 (b)	250,000	245,452
4.10%, 01/15/28 (b)	100,000	99,719
4.88%, 03/09/28 (b)	125,000	127,116
2.95%, 06/01/29 (b)	100,000	94,550
Microchip Technology, Inc.
4.90%, 03/15/28	150,000	150,562
5.05%, 03/15/29 (b)	100,000	100,842
Micron Technology, Inc.
4.19%, 02/15/27 (b)	150,000	148,944
5.38%, 04/15/28 (b)	100,000	101,751
5.33%, 02/06/29 (b)	100,000	101,556
6.75%, 11/01/29 (b)	200,000	214,856
Microsoft Corp.
2.40%, 08/08/26 (b)	500,000	488,270
3.40%, 09/15/26 (b)	200,000	197,970
3.30%, 02/06/27 (b)	500,000	492,540
3.40%, 06/15/27 (b)	75,000	73,933
Moody's Corp.
3.25%, 01/15/28 (b)	150,000	145,554
Motorola Solutions, Inc.
4.60%, 02/23/28 (b)	150,000	150,031
4.60%, 05/23/29 (b)	100,000	99,360
NetApp, Inc.
2.38%, 06/22/27 (b)	100,000	95,301
Nokia OYJ
4.38%, 06/12/27	100,000	99,004
NVIDIA Corp.
3.20%, 09/16/26 (b)	100,000	98,581
1.55%, 06/15/28 (b)	250,000	230,075
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (b)	100,000	100,466
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (b)	150,000	148,767
3.15%, 05/01/27 (b)	100,000	97,017
4.40%, 06/01/27 (b)	50,000	49,848
4.30%, 06/18/29 (b)	100,000	98,021
Oracle Corp.
1.65%, 03/25/26 (b)	450,000	436,518
2.65%, 07/15/26 (b)	350,000	341,260
2.80%, 04/01/27 (b)	400,000	386,232
3.25%, 11/15/27 (b)	400,000	387,108
2.30%, 03/25/28 (b)	350,000	327,887
4.50%, 05/06/28 (b)	100,000	100,040
4.20%, 09/27/29 (b)	200,000	195,950
6.15%, 11/09/29 (b)	150,000	158,787
PayPal Holdings, Inc.
2.65%, 10/01/26 (b)	200,000	194,798
3.90%, 06/01/27 (b)	100,000	99,039
2.85%, 10/01/29 (b)	200,000	186,102
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Qorvo, Inc.
4.38%, 10/15/29 (b)	100,000	95,715
QUALCOMM, Inc.
3.25%, 05/20/27 (b)	250,000	244,902
1.30%, 05/20/28 (b)	150,000	136,727
RELX Capital, Inc.
4.00%, 03/18/29 (b)	100,000	97,633
Roper Technologies, Inc.
3.80%, 12/15/26 (b)	150,000	148,221
1.40%, 09/15/27 (b)	100,000	92,433
4.20%, 09/15/28 (b)	100,000	98,755
2.95%, 09/15/29 (b)	100,000	93,048
4.50%, 10/15/29 (b)	75,000	74,603
S&P Global, Inc.
4.75%, 08/01/28 (b)	100,000	100,993
2.70%, 03/01/29 (b)	150,000	140,303
4.25%, 05/01/29 (b)	150,000	148,633
2.50%, 12/01/29 (b)	150,000	136,862
Salesforce, Inc.
3.70%, 04/11/28 (b)	150,000	147,552
1.50%, 07/15/28 (b)	200,000	182,680
Skyworks Solutions, Inc.
1.80%, 06/01/26 (b)	125,000	120,341
TD SYNNEX Corp.
1.75%, 08/09/26 (b)	100,000	95,940
2.38%, 08/09/28 (b)	100,000	92,441
Texas Instruments, Inc.
1.13%, 09/15/26 (b)	150,000	143,238
2.90%, 11/03/27 (b)	100,000	96,683
4.60%, 02/15/28 (b)	100,000	101,045
4.60%, 02/08/29 (b)	100,000	100,889
2.25%, 09/04/29 (b)	100,000	91,328
Thomson Reuters Corp.
3.35%, 05/15/26 (b)	100,000	98,715
Trimble, Inc.
4.90%, 06/15/28 (b)	100,000	100,431
TSMC Arizona Corp.
1.75%, 10/25/26 (b)	350,000	335,062
Tyco Electronics Group SA
3.13%, 08/15/27 (b)	100,000	96,950
Verisk Analytics, Inc.
4.13%, 03/15/29 (b)	75,000	73,471
Visa, Inc.
1.90%, 04/15/27 (b)	200,000	190,908
2.75%, 09/15/27 (b)	150,000	144,704
VMware LLC
1.40%, 08/15/26 (b)	200,000	190,866
4.65%, 05/15/27 (b)	100,000	100,234
3.90%, 08/21/27 (b)	200,000	196,404
1.80%, 08/15/28 (b)	100,000	91,009
Western Digital Corp.
2.85%, 02/01/29 (b)	75,000	68,464
Western Union Co.
1.35%, 03/15/26 (b)	150,000	144,765
Workday, Inc.
3.50%, 04/01/27 (b)	200,000	195,966
3.70%, 04/01/29 (b)	100,000	96,378
		32,545,992
Transportation 0.3%
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 04/01/28	96,523	94,211
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/27	78,703	76,052
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	59,567	57,593
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	94,425	90,295
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	199,875	190,549
Canadian National Railway Co.
2.75%, 03/01/26 (b)	150,000	147,646
Canadian Pacific Railway Co.
1.75%, 12/02/26 (b)	200,000	190,732
4.00%, 06/01/28 (b)	100,000	98,417
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (b)	100,000	98,531
CSX Corp.
3.25%, 06/01/27 (b)	250,000	243,807
3.80%, 03/01/28 (b)	150,000	147,453
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	73,093	68,524
Delta Air Lines, Inc.
3.75%, 10/28/29 (b)	150,000	141,364
FedEx Corp.
3.25%, 04/01/26 (b)	125,000	123,475
3.40%, 02/15/28 (b)(d)	100,000	96,624
4.20%, 10/17/28 (b)(d)	75,000	74,255
3.10%, 08/05/29 (b)(d)	50,000	46,873
GXO Logistics, Inc.
6.25%, 05/06/29 (b)	100,000	103,493
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (b)	100,000	99,300
Kirby Corp.
4.20%, 03/01/28 (b)	100,000	98,358
Norfolk Southern Corp.
2.90%, 06/15/26 (b)	150,000	147,312
3.80%, 08/01/28 (b)	100,000	98,000
Ryder System, Inc.
1.75%, 09/01/26 (b)	100,000	95,960
2.85%, 03/01/27 (b)	200,000	193,308
5.25%, 06/01/28 (b)	100,000	101,847
5.38%, 03/15/29 (b)	100,000	102,486
4.95%, 09/01/29 (b)	100,000	100,739
4.90%, 12/01/29 (b)	100,000	100,541
Southwest Airlines Co.
5.13%, 06/15/27 (b)	350,000	353,272
Union Pacific Corp.
2.15%, 02/05/27 (b)	200,000	192,216
3.00%, 04/15/27 (b)	100,000	97,410
3.95%, 09/10/28 (b)	100,000	98,560
6.63%, 02/01/29	100,000	108,256
3.70%, 03/01/29 (b)	125,000	121,539
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26 (b)	72,270	71,367
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	74,867	73,631
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	45,319	42,955
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/27 (b)	213,107	216,300
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Parcel Service, Inc.
3.05%, 11/15/27 (b)	150,000	145,320
3.40%, 03/15/29 (b)	100,000	96,234
2.50%, 09/01/29 (b)	100,000	92,154
		4,936,959
		175,679,757

Utility 1.5%
Electric 1.3%
AEP Texas, Inc.
3.95%, 06/01/28 (b)	100,000	97,763
5.45%, 05/15/29 (b)	150,000	153,897
AES Corp.
5.45%, 06/01/28 (b)	150,000	152,652
Alabama Power Co.
3.75%, 09/01/27 (b)	150,000	147,697
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (g)	150,000	151,023
Ameren Corp.
1.95%, 03/15/27 (b)	75,000	71,285
1.75%, 03/15/28 (b)	75,000	68,946
5.00%, 01/15/29 (b)	100,000	100,905
Ameren Illinois Co.
3.80%, 05/15/28 (b)	100,000	98,137
American Electric Power Co., Inc.
3.20%, 11/13/27 (b)	100,000	96,499
4.30%, 12/01/28 (b)	100,000	98,837
5.20%, 01/15/29 (b)	150,000	152,155
7.05%, 12/15/54 (b)(c)	100,000	102,770
3.88%, 02/15/62 (b)(c)	100,000	95,132
Arizona Public Service Co.
2.60%, 08/15/29 (b)	100,000	91,648
Avangrid, Inc.
3.80%, 06/01/29 (b)	100,000	96,166
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (b)	75,000	72,982
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (b)	100,000	96,346
Black Hills Corp.
3.15%, 01/15/27 (b)	100,000	97,363
5.95%, 03/15/28 (b)	75,000	77,776
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (b)	100,000	102,205
CenterPoint Energy, Inc.
1.45%, 06/01/26 (b)	150,000	144,512
5.40%, 06/01/29 (b)	100,000	102,409
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (b)	32,000	31,562
CMS Energy Corp.
3.00%, 05/15/26 (b)	100,000	98,117
3.45%, 08/15/27 (b)	50,000	48,823
Commonwealth Edison Co.
2.55%, 06/15/26 (b)	150,000	146,808
3.70%, 08/15/28 (b)	150,000	146,475
Connecticut Light & Power Co.
3.20%, 03/15/27 (b)	100,000	97,658
4.95%, 01/15/30 (b)	100,000	101,411
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 (b)	100,000	98,022
4.00%, 12/01/28 (b)	75,000	73,915
Constellation Energy Generation LLC
5.60%, 03/01/28 (b)	125,000	128,266
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumers Energy Co.
4.65%, 03/01/28 (b)	75,000	75,561
4.90%, 02/15/29 (b)	75,000	76,031
4.70%, 01/15/30 (b)	100,000	100,444
Dominion Energy, Inc.
1.45%, 04/15/26 (b)	100,000	96,730
4.25%, 06/01/28 (b)	100,000	98,948
6.88%, 02/01/55 (b)(c)	250,000	259,125
DTE Electric Co.
1.90%, 04/01/28 (b)	100,000	92,758
DTE Energy Co.
2.85%, 10/01/26 (b)	125,000	121,831
4.88%, 06/01/28 (b)	150,000	151,090
5.10%, 03/01/29 (b)	200,000	202,286
3.40%, 06/15/29 (b)	100,000	94,813
Duke Energy Carolinas LLC
3.95%, 11/15/28 (b)	100,000	98,373
2.45%, 08/15/29 (b)	100,000	91,647
Duke Energy Corp.
2.65%, 09/01/26 (b)	200,000	194,700
4.85%, 01/05/27	100,000	100,744
5.00%, 12/08/27 (b)	150,000	151,780
4.30%, 03/15/28 (b)	150,000	148,938
4.85%, 01/05/29 (b)	125,000	125,856
3.40%, 06/15/29 (b)	100,000	94,837
3.25%, 01/15/82 (b)(c)	100,000	94,492
Duke Energy Florida LLC
3.20%, 01/15/27 (b)	200,000	196,042
2.50%, 12/01/29 (b)	100,000	91,180
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (b)	75,000	72,639
Duke Energy Progress LLC
3.45%, 03/15/29 (b)	75,000	72,094
Edison International
5.75%, 06/15/27 (b)	150,000	150,345
4.13%, 03/15/28 (b)	100,000	95,257
5.25%, 11/15/28 (b)	100,000	97,596
6.95%, 11/15/29 (b)	75,000	77,419
Emera U.S. Finance LP
3.55%, 06/15/26 (b)	150,000	147,763
Enel Americas SA
4.00%, 10/25/26 (b)	150,000	148,153
Enel Chile SA
4.88%, 06/12/28 (b)	150,000	149,283
Entergy Arkansas LLC
3.50%, 04/01/26 (b)	150,000	148,728
Entergy Corp.
2.95%, 09/01/26 (b)	100,000	97,703
1.90%, 06/15/28 (b)	100,000	91,706
7.13%, 12/01/54 (b)(c)	150,000	153,597
Entergy Louisiana LLC
3.25%, 04/01/28 (b)	100,000	96,303
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (b)	150,000	146,539
Evergy, Inc.
2.90%, 09/15/29 (b)	100,000	92,292
Eversource Energy
2.90%, 03/01/27 (b)	150,000	144,951
4.60%, 07/01/27 (b)	100,000	99,831
3.30%, 01/15/28 (b)	150,000	144,741
5.45%, 03/01/28 (b)	225,000	229,597
5.95%, 02/01/29 (b)	125,000	129,889
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Exelon Corp.
2.75%, 03/15/27 (b)	150,000	144,599
5.15%, 03/15/28 (b)	100,000	101,411
5.15%, 03/15/29 (b)	100,000	101,559
FirstEnergy Corp.
3.90%, 07/15/27 (b)(g)	200,000	196,392
Florida Power & Light Co.
5.05%, 04/01/28 (b)	150,000	152,997
4.40%, 05/15/28 (b)	100,000	100,142
5.15%, 06/15/29 (b)	100,000	102,576
Fortis, Inc.
3.06%, 10/04/26 (b)	200,000	195,112
Georgia Power Co.
3.25%, 03/30/27 (b)	50,000	48,860
4.65%, 05/16/28 (b)	100,000	100,483
2.65%, 09/15/29 (b)	100,000	92,105
Indiana Michigan Power Co.
3.85%, 05/15/28 (b)	100,000	97,923
Interstate Power & Light Co.
4.10%, 09/26/28 (b)	100,000	98,455
3.60%, 04/01/29 (b)	100,000	96,479
ITC Holdings Corp.
3.35%, 11/15/27 (b)	150,000	145,314
MidAmerican Energy Co.
3.65%, 04/15/29 (b)	100,000	96,703
National Grid PLC
5.60%, 06/12/28 (b)	150,000	154,209
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (b)	200,000	191,428
5.10%, 05/06/27 (b)	250,000	253,187
4.12%, 09/16/27 (b)	100,000	99,411
3.40%, 02/07/28 (b)	125,000	121,356
4.80%, 03/15/28 (b)	100,000	100,967
5.05%, 09/15/28 (b)	75,000	76,268
4.85%, 02/07/29 (b)	125,000	126,021
3.70%, 03/15/29 (b)	75,000	72,672
7.13%, 09/15/53 (b)(c)	100,000	104,028
Nevada Power Co.
3.70%, 05/01/29 (b)	200,000	193,806
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (b)	150,000	142,965
3.55%, 05/01/27 (b)	250,000	244,972
4.63%, 07/15/27 (b)	250,000	250,877
4.90%, 02/28/28 (b)	200,000	201,854
1.90%, 06/15/28 (b)	225,000	206,872
4.90%, 03/15/29 (b)	200,000	201,708
3.50%, 04/01/29 (b)	75,000	71,771
5.00%, 02/28/30 (b)	150,000	152,082
6.70%, 09/01/54 (b)(c)	100,000	101,822
4.80%, 12/01/77 (b)(c)	100,000	96,658
5.65%, 05/01/79 (b)(c)	75,000	73,768
3.80%, 03/15/82 (b)(c)	100,000	95,743
NSTAR Electric Co.
3.20%, 05/15/27 (b)	150,000	146,044
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (b)	100,000	97,090
5.75%, 03/15/29 (b)	75,000	78,118
Pacific Gas & Electric Co.
2.95%, 03/01/26 (b)	250,000	245,567
5.45%, 06/15/27 (b)	100,000	101,135
2.10%, 08/01/27 (b)	150,000	140,156
3.30%, 12/01/27 (b)	150,000	142,970
3.00%, 06/15/28 (b)	100,000	93,911
4.65%, 08/01/28 (b)	100,000	98,542
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.10%, 01/15/29 (b)	150,000	154,720
5.55%, 05/15/29 (b)	125,000	127,054
PacifiCorp
5.10%, 02/15/29 (b)	75,000	76,125
PPL Capital Funding, Inc.
3.10%, 05/15/26 (b)	100,000	98,296
Public Service Electric & Gas Co.
0.95%, 03/15/26 (b)	100,000	96,688
2.25%, 09/15/26 (b)	100,000	97,019
3.70%, 05/01/28 (b)	75,000	73,443
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (b)	100,000	103,226
5.88%, 10/15/28 (b)	100,000	104,160
5.20%, 04/01/29 (b)	100,000	101,966
Puget Energy, Inc.
2.38%, 06/15/28 (b)	100,000	92,869
San Diego Gas & Electric Co.
2.50%, 05/15/26 (b)	150,000	146,626
4.95%, 08/15/28 (b)	100,000	101,147
Sierra Pacific Power Co.
2.60%, 05/01/26 (b)	75,000	73,418
Southern California Edison Co.
4.40%, 09/06/26	100,000	99,516
4.70%, 06/01/27 (b)	150,000	149,382
3.65%, 03/01/28 (b)	200,000	193,654
5.30%, 03/01/28 (b)	125,000	126,148
5.65%, 10/01/28 (b)	100,000	102,112
4.20%, 03/01/29 (b)	75,000	72,812
2.85%, 08/01/29 (b)	100,000	91,515
Southern Co.
3.25%, 07/01/26 (b)	300,000	295,380
5.11%, 08/01/27 (g)	100,000	100,931
4.85%, 06/15/28 (b)	100,000	100,953
5.50%, 03/15/29 (b)	150,000	154,314
3.75%, 09/15/51 (b)(c)	200,000	194,202
Southwestern Electric Power Co.
4.10%, 09/15/28 (b)	100,000	98,248
System Energy Resources, Inc.
6.00%, 04/15/28 (b)	100,000	104,000
Tampa Electric Co.
4.90%, 03/01/29 (b)	75,000	75,739
Union Electric Co.
3.50%, 03/15/29 (b)	75,000	72,210
Virginia Electric & Power Co.
3.50%, 03/15/27 (b)	100,000	98,196
3.75%, 05/15/27 (b)	150,000	147,831
3.80%, 04/01/28 (b)	100,000	98,094
WEC Energy Group, Inc.
5.60%, 09/12/26 (b)	42,000	42,678
5.15%, 10/01/27 (b)	50,000	50,697
1.38%, 10/15/27 (b)	150,000	138,380
4.75%, 01/15/28 (b)	100,000	100,546
2.20%, 12/15/28 (b)	75,000	68,771
Xcel Energy, Inc.
3.35%, 12/01/26 (b)	150,000	146,865
1.75%, 03/15/27 (b)	100,000	94,577
4.00%, 06/15/28 (b)	100,000	97,851
		19,696,241
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (b)	75,000	72,825
2.63%, 09/15/29 (b)	100,000	92,501
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (b)	200,000	203,654
NiSource, Inc.
3.49%, 05/15/27 (b)	225,000	220,093
5.25%, 03/30/28 (b)	150,000	152,605
5.20%, 07/01/29 (b)	100,000	101,891
2.95%, 09/01/29 (b)	100,000	93,006
6.95%, 11/30/54 (b)(c)	75,000	77,022
ONE Gas, Inc.
5.10%, 04/01/29 (b)	75,000	76,399
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (b)	75,000	71,621
Sempra
3.25%, 06/15/27 (b)	100,000	96,961
3.40%, 02/01/28 (b)	150,000	144,734
3.70%, 04/01/29 (b)	75,000	71,758
4.13%, 04/01/52 (b)(c)	200,000	189,624
6.88%, 10/01/54 (b)(c)	100,000	99,926
Southern California Gas Co.
2.60%, 06/15/26 (b)	150,000	146,523
2.95%, 04/15/27 (b)	100,000	96,789
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (b)	50,000	49,192
Southwest Gas Corp.
5.45%, 03/23/28 (b)	100,000	102,081
3.70%, 04/01/28 (b)	50,000	48,694
		2,207,899
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (b)	100,000	96,420
3.75%, 09/01/28 (b)	100,000	97,308
Essential Utilities, Inc.
4.80%, 08/15/27 (b)	50,000	50,287
3.57%, 05/01/29 (b)	75,000	71,415
United Utilities PLC
6.88%, 08/15/28	75,000	79,743
		395,173
		22,299,313
Total Corporates (Cost $360,823,984)		361,188,204

TREASURIES 68.1% OF NET ASSETS
U.S. Treasury Bonds
6.75%, 08/15/26	1,000,000	1,039,961
6.50%, 11/15/26	1,000,000	1,045,801
6.63%, 02/15/27	700,000	737,311
6.38%, 08/15/27	1,000,000	1,056,719
6.13%, 11/15/27	1,100,000	1,161,316
5.50%, 08/15/28	1,000,000	1,051,445
5.25%, 11/15/28	1,300,000	1,355,555
5.25%, 02/15/29	700,000	734,535
6.13%, 08/15/29	500,000	543,242
U.S. Treasury Notes
4.63%, 03/15/26	2,200,000	2,210,914
0.75%, 03/31/26	8,050,000	7,767,778
2.25%, 03/31/26	3,700,000	3,628,385
4.50%, 03/31/26	9,500,000	9,538,408
3.75%, 04/15/26	5,800,000	5,778,137
0.75%, 04/30/26	7,950,000	7,651,720
2.38%, 04/30/26	2,800,000	2,746,188
4.88%, 04/30/26	9,750,000	9,834,932
1.63%, 05/15/26	7,500,000	7,286,426
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 05/15/26	5,600,000	5,570,469
0.75%, 05/31/26	8,600,000	8,256,672
2.13%, 05/31/26	3,500,000	3,417,969
4.88%, 05/31/26	7,950,000	8,026,705
4.13%, 06/15/26	5,800,000	5,805,891
0.88%, 06/30/26	7,200,000	6,907,078
1.88%, 06/30/26	3,425,000	3,329,542
4.63%, 06/30/26	9,100,000	9,166,650
4.50%, 07/15/26	5,800,000	5,834,891
0.63%, 07/31/26	7,900,000	7,533,545
1.88%, 07/31/26	2,750,000	2,669,058
4.38%, 07/31/26	9,900,000	9,945,633
1.50%, 08/15/26	7,900,000	7,620,723
4.38%, 08/15/26	6,000,000	6,028,477
0.75%, 08/31/26	8,000,000	7,623,125
1.38%, 08/31/26	3,300,000	3,174,381
3.75%, 08/31/26	10,000,000	9,958,594
4.63%, 09/15/26	6,100,000	6,154,328
0.88%, 09/30/26	7,800,000	7,428,129
1.63%, 09/30/26	2,600,000	2,506,309
3.50%, 09/30/26	9,550,000	9,474,645
4.63%, 10/15/26	6,350,000	6,409,035
1.13%, 10/31/26	7,950,000	7,583,555
1.63%, 10/31/26	3,200,000	3,078,438
4.13%, 10/31/26	9,500,000	9,516,328
2.00%, 11/15/26	7,200,000	6,963,469
4.63%, 11/15/26	6,500,000	6,564,238
1.25%, 11/30/26	8,300,000	7,918,232
1.63%, 11/30/26	2,900,000	2,784,906
4.25%, 11/30/26	9,025,000	9,060,959
4.38%, 12/15/26	7,350,000	7,395,650
1.25%, 12/31/26	8,000,000	7,615,938
1.75%, 12/31/26	3,100,000	2,978,785
4.25%, 12/31/26	8,900,000	8,938,068
4.00%, 01/15/27	7,300,000	7,299,857
1.50%, 01/31/27	10,600,000	10,117,203
4.13%, 01/31/27	8,400,000	8,418,703
2.25%, 02/15/27	6,600,000	6,385,500
4.13%, 02/15/27	7,250,000	7,268,125
1.13%, 02/28/27	1,400,000	1,324,039
1.88%, 02/28/27	7,140,000	6,853,145
4.13%, 02/28/27	9,000,000	9,023,730
4.25%, 03/15/27	7,625,000	7,663,423
0.63%, 03/31/27	2,300,000	2,147,445
2.50%, 03/31/27	6,800,000	6,601,844
4.50%, 04/15/27	8,100,000	8,183,848
0.50%, 04/30/27	3,600,000	3,342,797
2.75%, 04/30/27	6,000,000	5,848,594
2.38%, 05/15/27	7,200,000	6,957,281
4.50%, 05/15/27	7,300,000	7,378,988
0.50%, 05/31/27	3,200,000	2,962,875
2.63%, 05/31/27	6,800,000	6,603,437
4.63%, 06/15/27	7,500,000	7,606,348
0.50%, 06/30/27	4,500,000	4,155,645
3.25%, 06/30/27	5,900,000	5,808,043
4.38%, 07/15/27	6,800,000	6,861,094
0.38%, 07/31/27	5,900,000	5,415,555
2.75%, 07/31/27	6,000,000	5,832,187
2.25%, 08/15/27	5,000,000	4,800,586
3.75%, 08/15/27	7,700,000	7,659,695
0.50%, 08/31/27	4,400,000	4,040,094
3.13%, 08/31/27	6,100,000	5,977,285
3.38%, 09/15/27	7,500,000	7,393,945
0.38%, 09/30/27	6,100,000	5,567,680
4.13%, 09/30/27	5,600,000	5,622,094
3.88%, 10/15/27	7,700,000	7,681,352
0.50%, 10/31/27	6,300,000	5,751,949
4.13%, 10/31/27	5,500,000	5,521,270
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 11/15/27	6,000,000	5,737,266
4.13%, 11/15/27	7,000,000	7,026,523
0.63%, 11/30/27	6,700,000	6,122,387
3.88%, 11/30/27	1,300,000	1,296,598
4.00%, 12/15/27	7,520,000	7,527,050
0.63%, 12/31/27	7,600,000	6,925,500
3.88%, 12/31/27	5,725,000	5,711,358
4.25%, 01/15/28	4,450,000	4,483,549
0.75%, 01/31/28	8,500,000	7,754,258
3.50%, 01/31/28	5,700,000	5,626,746
2.75%, 02/15/28	8,400,000	8,118,469
4.25%, 02/15/28	6,750,000	6,803,525
1.13%, 02/29/28	8,600,000	7,915,695
4.00%, 02/29/28	5,750,000	5,754,043
1.25%, 03/31/28	7,850,000	7,236,719
3.63%, 03/31/28	5,950,000	5,890,965
1.25%, 04/30/28	8,500,000	7,817,012
3.50%, 04/30/28	5,800,000	5,717,305
2.88%, 05/15/28	9,000,000	8,704,687
1.25%, 05/31/28	8,300,000	7,615,574
3.63%, 05/31/28	5,800,000	5,737,695
1.25%, 06/30/28	7,800,000	7,140,656
4.00%, 06/30/28	5,600,000	5,603,719
1.00%, 07/31/28	8,525,000	7,721,119
4.13%, 07/31/28	6,000,000	6,027,656
2.88%, 08/15/28	9,350,000	9,018,367
1.13%, 08/31/28	8,350,000	7,576,973
4.38%, 08/31/28	6,475,000	6,555,432
1.25%, 09/30/28	8,100,000	7,367,203
4.63%, 09/30/28	6,400,000	6,533,500
1.38%, 10/31/28	7,900,000	7,203,195
4.88%, 10/31/28	7,250,000	7,464,951
3.13%, 11/15/28	8,500,000	8,247,988
1.50%, 11/30/28	8,350,000	7,633,074
4.38%, 11/30/28	7,600,000	7,698,562
1.38%, 12/31/28	7,600,000	6,897,594
3.75%, 12/31/28	8,200,000	8,127,289
1.75%, 01/31/29	7,900,000	7,261,828
4.00%, 01/31/29	8,500,000	8,500,000
2.63%, 02/15/29	8,700,000	8,265,680
1.88%, 02/28/29	6,500,000	5,994,219
4.25%, 02/28/29	9,100,000	9,182,113
2.38%, 03/31/29	6,150,000	5,775,475
4.13%, 03/31/29	8,800,000	8,838,844
2.88%, 04/30/29	6,100,000	5,838,367
4.63%, 04/30/29	9,250,000	9,467,881
2.38%, 05/15/29	6,800,000	6,375,797
2.75%, 05/31/29	6,100,000	5,803,102
4.50%, 05/31/29	10,100,000	10,294,109
3.25%, 06/30/29	5,500,000	5,334,355
4.25%, 06/30/29	9,800,000	9,893,023
2.63%, 07/31/29	5,450,000	5,147,695
4.00%, 07/31/29	9,900,000	9,898,453
1.63%, 08/15/29	6,600,000	5,972,484
3.13%, 08/31/29	5,200,000	5,011,094
3.63%, 08/31/29	9,800,000	9,649,172
3.50%, 09/30/29	9,800,000	9,593,664
3.88%, 09/30/29	5,300,000	5,269,359
4.00%, 10/31/29	5,050,000	5,045,660
4.13%, 10/31/29	9,700,000	9,746,984
1.75%, 11/15/29	4,800,000	4,344,000
3.88%, 11/30/29	5,000,000	4,969,922
4.13%, 11/30/29	9,575,000	9,625,867
3.88%, 12/31/29	4,900,000	4,868,992
4.38%, 12/31/29	9,675,000	9,828,061
3.50%, 01/31/30	4,800,000	4,689,750
4.25%, 01/31/30	11,800,000	11,924,453
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 02/15/30	8,000,000	7,099,062
4.00%, 02/28/30	14,000,000	13,996,719
Total Treasuries (Cost $988,384,957)		994,331,230

GOVERNMENT RELATED 6.2% OF NET ASSETS

Agency 2.5%
Foreign 1.3%
Austria 0.1%
Oesterreichische Kontrollbank AG
5.00%, 10/23/26	250,000	253,417
4.25%, 03/01/28	250,000	251,193
4.13%, 01/18/29	200,000	199,842
3.75%, 09/05/29	250,000	246,288
4.50%, 01/24/30	200,000	203,168
		1,153,908
Canada 0.1%
Export Development Canada
3.00%, 05/25/27	650,000	634,686
3.75%, 09/07/27	250,000	248,250
3.88%, 02/14/28	500,000	497,375
4.13%, 02/13/29	300,000	300,108
		1,680,419
Germany 0.5%
Kreditanstalt fuer Wiederaufbau
3.63%, 04/01/26(h)	500,000	497,305
4.63%, 08/07/26(h)	500,000	503,810
1.00%, 10/01/26(h)	350,000	333,813
4.38%, 03/01/27(b)(h)	500,000	502,975
3.00%, 05/20/27(h)	1,150,000	1,124,297
3.50%, 08/27/27(h)	300,000	296,262
3.75%, 02/15/28(h)	500,000	495,985
2.88%, 04/03/28(h)	250,000	241,630
3.88%, 06/15/28(h)	1,000,000	994,760
4.00%, 03/15/29(h)	1,000,000	997,520
1.75%, 09/14/29(h)	100,000	90,510
Landwirtschaftliche Rentenbank
0.88%, 03/30/26(h)	500,000	482,650
1.75%, 07/27/26(h)	400,000	387,156
2.50%, 11/15/27(h)	200,000	192,138
4.63%, 04/17/29(h)	100,000	101,985
		7,242,796
Japan 0.3%
Japan Bank for International Cooperation
2.38%, 04/20/26	250,000	244,660
4.25%, 04/27/26	200,000	199,804
1.88%, 07/21/26	350,000	338,908
2.25%, 11/04/26	500,000	483,970
2.88%, 06/01/27	400,000	388,108
2.88%, 07/21/27	250,000	242,393
2.75%, 11/16/27	250,000	240,680
4.63%, 07/19/28	250,000	253,152
3.50%, 10/31/28	200,000	195,066
2.00%, 10/17/29	200,000	180,984
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	193,108
2.75%, 04/27/27	200,000	193,450
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 05/23/28	250,000	248,020
4.75%, 05/21/29	200,000	202,974
		3,605,277
Norway 0.0%
Equinor ASA
3.00%, 04/06/27(b)	100,000	97,658
3.63%, 09/10/28(b)	250,000	243,983
		341,641
Republic of Korea 0.2%
Export-Import Bank of Korea
2.63%, 05/26/26	200,000	195,848
3.25%, 08/12/26	250,000	246,107
1.13%, 12/29/26	200,000	188,740
1.63%, 01/18/27	250,000	238,088
2.38%, 04/21/27	200,000	192,226
4.63%, 01/14/28	200,000	201,822
4.50%, 01/11/29	200,000	200,906
4.88%, 01/14/30	200,000	204,222
Korea Development Bank
0.80%, 07/19/26	450,000	428,881
1.38%, 04/25/27	600,000	564,498
4.63%, 02/03/28	200,000	201,734
4.38%, 02/15/28	200,000	200,192
4.50%, 02/15/29(a)	200,000	201,008
4.88%, 02/03/30	200,000	204,238
		3,468,510
Sweden 0.1%
Svensk Exportkredit AB
2.25%, 03/22/27	500,000	481,120
4.13%, 06/14/28	200,000	199,978
		681,098
		18,173,649
U.S. 1.2%
Federal Farm Credit Banks Funding Corp.
4.38%, 06/23/26	600,000	602,676
4.50%, 08/14/26	500,000	503,295
3.50%, 10/02/26	2,000,000	1,984,300
4.13%, 03/20/29	500,000	501,350
4.75%, 04/30/29	500,000	512,970
Federal Home Loan Banks
4.63%, 11/17/26	1,000,000	1,010,050
1.25%, 12/21/26	3,000,000	2,859,390
4.75%, 04/09/27	3,000,000	3,046,980
4.00%, 06/30/28	2,000,000	2,002,860
3.25%, 11/16/28	1,000,000	976,700
Federal National Mortgage Association
1.88%, 09/24/26	1,000,000	968,010
0.75%, 10/08/27	3,000,000	2,765,250
		17,733,831
		35,907,480

Local Authority 0.6%
Foreign 0.5%
Canada 0.5%
Hydro-Quebec
8.50%, 12/01/29	500,000	585,190
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of Alberta
4.50%, 06/26/29	250,000	252,390
Province of British Columbia
2.25%, 06/02/26	200,000	195,248
0.90%, 07/20/26	450,000	430,366
4.70%, 01/24/28	500,000	506,740
4.80%, 11/15/28	300,000	305,736
4.90%, 04/24/29	400,000	409,456
Province of Manitoba
2.13%, 06/22/26	100,000	97,319
1.50%, 10/25/28	100,000	90,934
Province of Ontario
1.05%, 04/14/26	500,000	482,960
2.30%, 06/15/26	300,000	292,848
3.10%, 05/19/27	400,000	390,760
1.05%, 05/21/27	350,000	326,865
4.20%, 01/18/29	250,000	249,520
3.70%, 09/17/29	300,000	293,001
2.00%, 10/02/29	100,000	90,672
4.70%, 01/15/30	400,000	407,128
Province of Quebec
2.50%, 04/20/26	300,000	294,411
4.50%, 04/03/29	600,000	605,190
7.50%, 09/15/29	100,000	113,108
Province of Saskatchewan
3.25%, 06/08/27	225,000	220,010
4.65%, 01/28/30	100,000	101,613
		6,741,465
U.S. 0.1%
California
1.70%, 02/01/28	125,000	116,470
5.13%, 09/01/29	150,000	154,897
2.50%, 10/01/29	100,000	92,475
GO Bonds Series A
3.05%, 04/01/29	50,000	47,644
California Earthquake Authority
RB Series A
5.60%, 07/01/27	125,000	126,200
Commonwealth of Massachusetts
RB Series 2022 A
3.77%, 07/15/29	50,000	49,134
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (b)	95,000	94,331
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	116,000	122,892
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	118,193	120,543
Oregon School Boards Association
Series B
5.55%, 06/30/28	122,201	124,297
Port Authority of New York & New Jersey
RB 2009 BAB
6.04%, 12/01/29	100,000	106,565
State Board of Administration Finance Corp.
Series A
1.71%, 07/01/27	100,000	94,003
State of California
2.38%, 10/01/26	40,000	38,906
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Public School Building Authority
RB Series A
5.00%, 09/15/27	20,000	20,308
University of California
RB Series 2019 BD
3.35%, 07/01/29	100,000	96,525
RB Series 2020 BG
1.32%, 05/15/27(b)	150,000	140,864
Wisconsin
3.15%, 05/01/27	100,000	97,825
		1,643,879
		8,385,344

Sovereign 0.6%
Canada 0.1%
Canada Government International Bonds
0.75%, 05/19/26	175,000	168,175
3.75%, 04/26/28	700,000	694,722
4.63%, 04/30/29	400,000	408,716
		1,271,613
Chile 0.0%
Chile Government International Bonds
2.75%, 01/31/27(b)	400,000	386,160
3.24%, 02/06/28(b)	200,000	191,560
4.85%, 01/22/29(b)	200,000	200,570
		778,290
Indonesia 0.1%
Indonesia Government International Bonds
4.15%, 09/20/27(b)	200,000	198,082
3.50%, 01/11/28	200,000	194,052
4.55%, 01/11/28(b)	200,000	199,786
4.10%, 04/24/28	200,000	197,020
3.40%, 09/18/29	200,000	189,514
5.25%, 01/15/30(b)	200,000	203,374
		1,181,828
Israel 0.0%
Israel Government International Bonds
5.38%, 03/12/29(b)	500,000	505,140
5.38%, 02/19/30	300,000	302,589
		807,729
Mexico 0.1%
Mexico Government International Bonds
4.15%, 03/28/27	300,000	295,593
3.75%, 01/11/28	400,000	387,076
4.50%, 04/22/29	400,000	388,208
5.00%, 05/07/29(b)	200,000	197,484
		1,268,361
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	250,000	269,628
3.88%, 03/17/28(b)	200,000	188,844
9.38%, 04/01/29	200,000	222,330
3.16%, 01/23/30(b)	200,000	173,192
		853,994
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Philippines 0.1%
Philippines Government International Bonds
5.50%, 03/30/26	300,000	303,375
3.00%, 02/01/28	200,000	191,044
3.75%, 01/14/29	400,000	386,516
9.50%, 02/02/30	300,000	361,128
		1,242,063
Poland 0.1%
Republic of Poland Government International Bonds
3.25%, 04/06/26	250,000	247,090
5.50%, 11/16/27(b)	200,000	204,918
4.63%, 03/18/29(b)	200,000	199,648
4.88%, 02/12/30	400,000	402,504
		1,054,160
Republic of Korea 0.0%
Korea International Bonds
2.75%, 01/19/27	200,000	194,976
2.50%, 06/19/29	200,000	186,836
		381,812
Uruguay 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	300,000	299,346
		9,139,196

Supranational* 2.5%
African Development Bank
0.88%, 03/23/26	500,000	483,160
0.88%, 07/22/26	300,000	287,118
4.63%, 01/04/27	300,000	302,772
4.38%, 11/03/27	500,000	504,150
4.38%, 03/14/28	400,000	403,676
3.50%, 09/18/29	100,000	97,573
Arab Energy Fund
1.48%, 10/06/26 (a)(d)	500,000	476,085
Asian Development Bank
1.00%, 04/14/26	750,000	724,725
2.00%, 04/24/26	500,000	488,220
1.75%, 08/14/26	250,000	241,905
1.50%, 01/20/27	750,000	715,410
3.13%, 08/20/27	500,000	489,370
2.50%, 11/02/27	500,000	480,765
4.38%, 01/14/28	700,000	705,936
2.75%, 01/19/28	500,000	482,570
3.75%, 04/25/28	1,000,000	991,300
4.50%, 08/25/28	500,000	506,935
4.38%, 03/06/29	500,000	505,355
3.63%, 08/28/29	500,000	490,585
1.75%, 09/19/29	500,000	451,965
1.88%, 01/24/30	200,000	180,420
Asian Infrastructure Investment Bank
3.75%, 09/14/27	500,000	496,585
4.00%, 01/18/28	350,000	349,713
4.13%, 01/18/29	450,000	450,689
4.50%, 01/16/30	300,000	305,067
Corp. Andina de Fomento
2.25%, 02/08/27	100,000	96,033
6.00%, 04/26/27	500,000	516,330
4.13%, 01/07/28	300,000	298,122
5.00%, 01/24/29	200,000	203,536
5.00%, 01/22/30	300,000	306,675
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Council of Europe Development Bank
0.88%, 09/22/26	250,000	238,080
4.13%, 01/24/29	200,000	200,144
4.50%, 01/15/30	200,000	203,452
Council Of Europe Development Bank
3.63%, 01/26/28	200,000	197,604
European Bank for Reconstruction & Development
4.38%, 03/09/28	500,000	504,580
4.13%, 01/25/29	400,000	400,340
European Investment Bank
1.38%, 03/15/27	750,000	711,112
2.38%, 05/24/27	500,000	482,280
3.25%, 11/15/27	650,000	637,429
3.88%, 03/15/28	1,000,000	995,660
4.50%, 10/16/28	750,000	760,987
4.00%, 02/15/29	1,000,000	997,310
4.75%, 06/15/29	1,000,000	1,026,020
1.63%, 10/09/29	100,000	89,840
3.75%, 11/15/29	750,000	738,915
Inter-American Development Bank
0.88%, 04/20/26	800,000	771,832
4.50%, 05/15/26	500,000	502,190
2.00%, 06/02/26	300,000	292,353
2.00%, 07/23/26	400,000	388,872
1.50%, 01/13/27	850,000	811,087
2.38%, 07/07/27	850,000	818,550
1.13%, 07/20/28	200,000	181,672
3.13%, 09/18/28	200,000	193,856
4.13%, 02/15/29	750,000	750,930
2.25%, 06/18/29	350,000	324,727
3.50%, 09/14/29	300,000	292,821
4.50%, 02/15/30	600,000	610,326
Inter-American Investment Corp.
3.63%, 02/17/27	100,000	99,011
4.75%, 09/19/28	200,000	203,992
International Bank for Reconstruction & Development
0.88%, 07/15/26	500,000	478,980
4.00%, 08/27/26	500,000	499,570
1.88%, 10/27/26	500,000	482,715
3.13%, 06/15/27	600,000	588,042
2.50%, 11/22/27	500,000	480,565
0.75%, 11/24/27	1,000,000	916,080
1.38%, 04/20/28	750,000	691,553
3.50%, 07/12/28	500,000	491,195
4.63%, 08/01/28	750,000	763,312
1.13%, 09/13/28	750,000	678,278
3.63%, 09/21/29	300,000	294,231
3.88%, 10/16/29	750,000	743,025
3.88%, 02/14/30	700,000	692,601
International Finance Corp.
2.13%, 04/07/26	100,000	97,853
0.75%, 10/08/26	100,000	94,929
4.50%, 01/21/28	300,000	303,651
4.50%, 07/13/28	400,000	405,700
4.25%, 07/02/29	300,000	302,010
Nordic Investment Bank
4.38%, 03/14/28	250,000	252,220
		36,715,227
Total Government Related (Cost $90,561,369)		90,147,247

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (i)	9,055,160	9,055,160
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31% (i)(j)	1,119,520	1,119,520
		10,174,680
Total Short-Term Investments (Cost $10,174,680)		10,174,680
Total Investments in Securities (Cost $1,449,944,990)		1,455,841,361

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,091,495.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,964,985 or 0.2% of net assets.

(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	The rate shown is the annualized 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2025:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 2/28/25	FACE AMOUNT AT 2/28/25	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.45%, 02/13/26	$39,377	$—	($39,624 )	($1,043 )	$1,763	($473 )	$—	$—	$690
0.90%, 03/11/26	165,492	—	(4,773)	(215)	3,252	168	163,924	170,000	779
1.15%, 05/13/26	118,170	—	—	—	2,211	(22)	120,359	125,000	719
5.88%, 08/24/26	128,173	—	—	—	(718)	(56)	127,399	125,000	3,672
3.20%, 03/02/27	48,529	—	—	—	269	107	48,905	50,000	800
2.45%, 03/03/27	190,554	—	—	—	743	1,209	192,506	200,000	2,450
3.30%, 04/01/27	97,209	—	—	—	545	89	97,843	100,000	1,650
3.20%, 01/25/28	86,544	—	—	—	(208)	731	87,067	90,000	1,440
2.00%, 03/20/28	138,339	—	—	—	(747)	2,004	139,596	150,000	1,500
4.00%, 02/01/29	73,839	—	—	—	(508)	260	73,591	75,000	1,500
5.64%, 05/19/29	155,263	—	—	—	(885)	14	154,392	150,000	4,232
3.25%, 05/22/29	71,397	—	—	—	(467)	392	71,322	75,000	1,219
2.75%, 10/01/29	—	45,859	—	—	139	189	46,187	50,000	340
6.20%, 11/17/29	185,568	—	—	—	(781)	(358)	184,429	175,000	5,421
Total	$1,498,454	$45,859	($44,397 )	($1,258 )	$4,608	$4,254	$1,507,520		$26,412

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$361,188,204	$—	$361,188,204
Treasuries[1]	—	994,331,230	—	994,331,230
Government Related[1]	—	90,147,247	—	90,147,247
Short-Term Investments[1]	10,174,680	—	—	10,174,680
Total	$10,174,680	$1,445,666,681	$—	$1,455,841,361

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Statement of Assets and Liabilities

As of February 28, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $1,503,749)		$1,507,520
Investments in securities, at value - unaffiliated issuers (cost $1,448,441,241) including securities on loan of $1,091,495		1,454,333,841
Receivables:
Investments sold		46,826,171
Interest		11,050,650
Fund shares sold		3,008,395
Dividends		15,360
Income from securities on loan		3,833
Foreign tax reclaims	+	603
Total assets		1,516,746,373

Liabilities
Collateral held for securities on loan		1,119,520
Payables:
Investments bought		51,629,499
Fund shares redeemed		1,912,329
Distributions to shareholders		1,601,171
Investment adviser fees	+	67,335
Total liabilities		56,329,854
Net assets		$1,460,416,519

Net Assets by Source
Capital received from investors		$1,589,408,565
Total distributable loss	+	(128,992,046)
Net assets		$1,460,416,519

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,460,416,519		151,940,302		$9.61

See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Statement of Operations

For the period September 1, 2024 through February 28, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers (net of foreign withholding tax of $430)		$30,085,410
Dividends received from securities - unaffiliated issuers		130,413
Interest received from securities - affiliated issuers		30,666
Securities on loan, net	+	33,030
Total investment income		30,279,519

Expenses
Investment adviser fees		440,146
Total expenses	–	440,146
Net investment income		29,839,373

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(1,258)
Net realized losses on sales of securities - unaffiliated issuers	+	(1,725,003)
Net realized losses		(1,726,261)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		4,608
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(3,667,296)
Net change in unrealized appreciation (depreciation)	+	(3,662,688)
Net realized and unrealized losses		(5,388,949)
Increase in net assets resulting from operations		$24,450,424
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/24-2/28/25		9/1/23-8/31/24
Net investment income		$29,839,373	$56,642,466
Net realized losses		(1,726,261)	(19,720,555)
Net change in unrealized appreciation (depreciation)	+	(3,662,688)	57,620,782
Increase in net assets resulting from operations		$24,450,424	$94,542,693

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($29,839,977 )	($56,641,401 )

TRANSACTIONS IN FUND SHARES
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,230,935	$213,058,486	48,989,775	$463,449,896
Shares reinvested		1,859,126	17,824,357	3,533,837	33,481,302
Shares redeemed	+	(26,613,648)	(254,735,716)	(58,155,331)	(549,995,346)
Net transactions in fund shares		(2,523,587)	($23,852,873 )	(5,631,719)	($53,064,148 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		154,463,889	$1,489,658,945	160,095,608	$1,504,821,801
Total decrease	+	(2,523,587)	(29,242,426)	(5,631,719)	(15,162,856)
End of period		151,940,302	$1,460,416,519	154,463,889	$1,489,658,945
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab 1000 Index® Fund
Schwab Tax-Free Bond Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Treasury Inflation Protected Securities Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.
The Schwab U.S. Aggregate Bond Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.
The Schwab Short-Term Bond Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of U.S. investment grade government related and corporate bonds with maturities between 1-5 years.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
The funds may invest in mutual funds which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, Exchange-Traded Funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund`s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Inflation-Protected Securities:  The Schwab Treasury Inflation Protected Securities Index Fund invests in U.S. Treasury inflation-protected securities (TIPS). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income in the fund’s Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The funds may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current fair value generally according to the procedures described above in the Security Valuation section. The funds’ use of TBA commitments may cause the funds to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: Under Financial Industry Regulatory Authority Rule 4210, broker-dealers are required to collect margin from most customers, such as funds, for the majority of covered agency transactions, including TBAs. The Schwab U.S. Aggregate Bond Index Fund posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed in the Statement of Assets and Liabilities.
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2025, the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund had securities on loan, all of which were classified as corporate bonds. The value of the securities on loan and the related collateral as of February 28, 2025, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income in the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory Agreement between the investment adviser and the Schwab Treasury Inflation Protected Securities Index Fund and an Investment Advisory Agreement between the investment adviser and the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, the investment adviser pays the operating expenses of the funds, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds.

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold.  The Treasury Market Practices Group of the Federal Reserve Bank of New York recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges are included in net realized gains (losses) in each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds, except for the Schwab Treasury Inflation Protected Securities Index Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Index Fund declares and pays distributions from net investment income, if any, quarterly. All the funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and each fund.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets as follows:
SCHWAB TREASURY INFLATION PROTECTED SECURITIES INDEX FUND	SCHWAB U.S. AGGREGATE BOND INDEX FUND	SCHWAB SHORT-TERM BOND INDEX FUND
0.05%	0.04%	0.06%
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 28, 2025, as applicable:
UNDERLYING FUNDS
	SCHWAB TREASURY INFLATION PROTECTED SECURITIES INDEX FUND	SCHWAB U.S. AGGREGATE BOND INDEX FUND	SCHWAB SHORT-TERM BOND INDEX FUND
Schwab Balanced Fund	— %	4.8%	— %
Schwab MarketTrack Balanced Portfolio	— %	3.7%	0.4%
Schwab MarketTrack Conservative Portfolio	— %	2.0%	0.1%
Schwab MarketTrack Growth Portfolio	— %	2.8%	— %
Schwab Monthly Income Fund - Flexible Payout	— %	0.2%	— %
Schwab Monthly Income Fund - Income Payout	— %	0.3%	— %
Schwab Monthly Income Fund - Target Payout	— %	0.1%	— %
Schwab Target 2010 Fund	0.1%	0.2%	0.2%
Schwab Target 2015 Fund	0.1%	0.2%	0.3%
Schwab Target 2020 Fund	0.7%	1.4%	1.5%
Schwab Target 2025 Fund	1.0%	1.8%	2.1%
Schwab Target 2030 Fund	0.9%	2.8%	3.1%
Schwab Target 2035 Fund	0.1%	1.2%	1.3%
Schwab Target 2040 Fund	— %	1.5%	1.8%
Schwab Target 2045 Fund	— %	0.3%	0.3%
Schwab Target 2050 Fund	— %	0.2%	0.2%
Schwab Target 2055 Fund	— %	0.1%	0.1%
Schwab Target 2060 Fund	— %	0.0%*	0.0%*
Schwab Target 2065 Fund	— %	0.0%*	0.0%*

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

5. Borrowing from Banks (continued):
September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2025, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab Treasury Inflation Protected Securities Index Fund	$450,576,010	$—	$450,576,010
Schwab U.S. Aggregate Bond Index Fund	1,230,114,425	202,323,425	1,432,437,850
Schwab Short-Term Bond Index Fund	286,899,054	69,161,103	356,060,157
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab Treasury Inflation Protected Securities Index Fund	$412,591,165	$—	$412,591,165
Schwab U.S. Aggregate Bond Index Fund	933,718,116	99,900,526	1,033,618,642
Schwab Short-Term Bond Index Fund	302,408,039	83,270,376	385,678,415
*
Includes securities guaranteed by U.S. Government Agencies.

7. Federal Income Taxes:
As of February 28, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Treasury Inflation Protected Securities Index Fund	$2,716,406,757	$—	($165,179,813 )	($165,179,813 )
Schwab U.S. Aggregate Bond Index Fund	5,881,742,942	—	(315,873,436)	(315,873,436)
Schwab Short-Term Bond Index Fund	1,451,190,181	10,341,325	(5,690,145)	4,651,180
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2024, the funds had capital loss carryforwards available as follows:

Schwab Treasury Inflation Protected Securities Index Fund	$195,980,931
Schwab U.S. Aggregate Bond Index Fund	355,818,752
Schwab Short-Term Bond Index Fund	131,297,272
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2025. The tax basis components of distributions paid during the fiscal year ended August 31, 2024 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab Treasury Inflation Protected Securities Index Fund	$93,949,390
Schwab U.S. Aggregate Bond Index Fund	171,474,159
Schwab Short-Term Bond Index Fund	56,641,401
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements.  The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal year ended August 31, 2024, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

MFR13480-29
00312257

Semiannual Holdings and Financial Statements | February 28, 2025
Schwab Municipal Bond Funds

Schwab Tax-Free Bond Fund
Schwab California Tax-Free Bond Fund
Schwab Opportunistic Municipal Bond Fund

In This Report

Financial Statements and Portfolio Holdings
Schwab Tax-Free Bond Fund	2
Schwab California Tax-Free Bond Fund	23
Schwab Opportunistic Municipal Bond Fund	38
Financial Notes	55
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
1

Schwab Tax-Free Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 2/28/25*	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20
Per-Share Data
Net asset value at beginning of period	$11.05	$10.82	$10.93	$12.22	$12.13	$12.12
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.37	0.32	0.22	0.21	0.26
Net realized and unrealized gains (losses)	(0.05)	0.23	(0.11)	(1.24)	0.16	0.04 [2]
Total from investment operations	0.14	0.60	0.21	(1.02)	0.37	0.30
Less distributions:
Distributions from net investment income	(0.19)	(0.37)	(0.32)	(0.22)	(0.21)	(0.26)
Distributions from net realized gains	—	—	—	(0.05)	(0.07)	(0.03)
Total distributions	(0.19)	(0.37)	(0.32)	(0.27)	(0.28)	(0.29)
Net asset value at end of period	$11.00	$11.05	$10.82	$10.93	$12.22	$12.13
Total return	1.30%[3]	5.64%	1.93%	(8.48%)	3.03%	2.52%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.38%[4]	0.38%	0.38%	0.48%[5,6]	0.49%	0.49%
Total expenses	0.41%[4]	0.41%	0.41%	0.53%[6]	0.55%	0.55%
Net investment income (loss)	3.51%[4]	3.39%	2.92%	1.88%	1.72%	2.14%
Portfolio turnover rate	22%[3,7]	127%	101%	87%	53%	99%
Net assets, end of period (x 1,000)	$593,976	$591,612	$545,929	$542,993	$801,234	$757,844

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the net operating expense limitation was lowered from 0.49% to 0.38%. The ratio presented for the year ended August 31, 2022, is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Excludes variable rate demand note transactions (if any) (see financial note 2b for additional information).
See financial notes
2
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 102.2% OF NET ASSETS
ALABAMA 3.8%
Auburn University
General Fee RB Series 2025B	5.00%	06/01/29 (a)	500,000	545,326
General Fee RB Series 2025B	5.00%	06/01/30 (a)	1,000,000	1,107,714
General Fee RB Series 2025B	5.00%	06/01/31 (a)	1,000,000	1,123,568
General Fee RB Series 2025B	5.00%	06/01/32 (a)(b)	1,000,000	1,139,655
Black Belt Energy Gas District
Gas RB Series 2022C1	5.25%	06/01/25	1,175,000	1,179,815
Gas RB Series 2022D1	4.00%	07/01/52 (c)	4,000,000	4,053,231
Gas RB Series 2024B	5.00%	10/01/55 (c)	2,500,000	2,664,829
Energy Southeast Cooperative District
Energy Supply RB Series 2024B	5.25%	07/01/54 (c)	2,000,000	2,181,647
Jefferson Cnty
Sewer RB Series 2024	5.25%	10/01/49 (c)	2,500,000	2,670,731
Southeast Alabama Gas District
Gas Supply Refunding RB Series 2024B	5.00%	06/01/49 (c)	1,500,000	1,612,127
Southeast Energy Auth
RB Series 2021B	4.00%	12/01/51 (c)	2,000,000	2,002,628
RB Series 2022A1	5.50%	01/01/53 (c)	2,000,000	2,146,507
				22,427,778
ALASKA 0.1%
Valdez
Refunding RB (ExxonMobil) Series 2001	1.50%	12/01/29 (c)(d)	560,000	560,000
ARIZONA 0.6%
Arizona IDA
RB Series 2023A	5.00%	11/01/28 (c)	2,500,000	2,640,904
Revolving Fund RB Series 2024A	5.00%	11/01/54 (c)	850,000	890,233
				3,531,137
CALIFORNIA 7.7%
Antelope Valley CCD
ULT GO Bonds Series D	0.00%	08/01/45 (c)(e)	1,000,000	396,526
Bay Area Toll Auth
Toll Bridge RB Series 2021C (SIFMA Municipal Swap Index + 0.45%)	2.31%	04/01/56 (c)(f)	2,500,000	2,489,788
California
GO Bonds	4.00%	08/01/36 (c)	2,000,000	2,139,958
California Community Choice Financing Auth
Clean Energy RB Series 2024C	5.00%	08/01/55 (b)(c)	1,000,000	1,075,677
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (b)(c)	3,000,000	3,166,978
California Educational Facilities Auth
RB (St Marys College) Series 2023A	5.50%	10/01/53 (c)	2,000,000	2,099,110
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
3

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Pollution Control Financing Auth
Solid Waste Disposal RB (Republic Services Inc) Series 2017	4.10%	11/01/42 (c)	750,000	750,326
California Public Finance Auth
Sr RB (The James) Series 2024A	6.50%	06/01/54 (c)	4,750,000	4,732,306
California Statewide Communities Development Auth
RB (Loma Linda Univ Medical Center) Series 2016A	5.00%	12/01/36 (c)	1,500,000	1,522,094
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (c)	1,065,000	1,093,446
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (c)	3,700,000	3,668,869
Los Angeles Dept of Water & Power
Power System RB Series 2021C	5.00%	07/01/38 (c)	1,000,000	1,090,665
Pasadena Public Financing Auth
Lease Refunding RB Series 2024	0.00%	06/01/44 (c)(e)	1,000,000	428,042
Lease Refunding RB Series 2024	0.00%	06/01/47 (c)(e)	825,000	299,869
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	2,545,000	2,752,218
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2023B	5.00%	07/01/32	5,000,000	5,487,302
San Diego USD
GO Bonds Series 2008C	0.00%	07/01/35 (e)	1,300,000	914,638
GO Bonds Series 2010C	0.00%	07/01/31 (e)	1,250,000	1,027,378
GO Bonds Series 2010C	0.00%	07/01/32 (e)	1,500,000	1,188,588
GO Bonds Series 2010C	0.00%	07/01/33 (e)	1,000,000	762,644
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/39 (c)	2,450,000	2,551,746
RB 2nd Series 2019E	5.00%	05/01/40 (c)	425,000	441,232
RB 2nd Series 2022A	5.00%	05/01/30	800,000	860,627
RB 2nd Series 2022A	5.00%	05/01/31	1,695,000	1,841,935
Univ of California
RB Series 2025BZ	5.00%	05/15/37 (c)	2,500,000	2,943,316
				45,725,278
COLORADO 1.9%
Colorado Educational & Cultural Facilities Auth
Charter School RB (Loveland Classical Schools) Series 2023	4.75%	07/01/43 (c)(g)	610,000	614,684
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2022A	5.00%	11/01/31	1,300,000	1,449,373
RB (CommonSpirit Health) Series 2022A	5.00%	11/01/32	1,500,000	1,687,633
RB (CommonSpirit Health) Series 2024A	5.00%	12/01/39 (c)	2,000,000	2,226,182
Denver
Airport System RB Series 2017A	5.00%	11/15/27	1,865,000	1,951,155
Airport System Sub RB Series 2023B	5.00%	11/15/31	2,000,000	2,180,178
Airport System Sub RB Series 2023B	5.00%	11/15/32	1,000,000	1,098,218
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (c)(e)	380,000	297,142
				11,504,565
CONNECTICUT 0.8%
Connecticut
GO Bonds Series 2020A	4.00%	01/15/37 (c)	2,000,000	2,056,537
GO Bonds Series 2024B	4.00%	01/15/41 (c)	500,000	508,083
See financial notes
4
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Special Tax Obligation Transportation Bonds Series 2024A2	5.00%	07/01/38 (c)	1,000,000	1,153,541
Special Tax Obligation Transportation Bonds Series 2024A2	5.00%	07/01/39 (c)	1,000,000	1,147,546
				4,865,707
DISTRICT OF COLUMBIA 0.4%
Metropolitan Washington Airports Auth
Sr Lien Refunding RB (Dulles Metrorail) Series 2019A	5.00%	10/01/44 (c)	2,150,000	2,231,841
FLORIDA 6.8%
Florida Development Finance Corp
Healthcare Facilities RB (Tampa General Hospital) Series 2024B	5.00%	08/01/56 (c)	2,000,000	2,162,082
RB (Brightline Trains) Series 2024	5.50%	07/01/53 (c)	3,000,000	3,086,202
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/27	685,000	708,115
Florida Insurance Assistance Interlocal Agency
Insurance Assessment RB Series 2023A1	5.00%	09/01/25 (c)	2,750,000	2,753,974
Hialeah
RB Series 2022	5.00%	10/01/31	1,585,000	1,734,814
RB Series 2022	5.00%	10/01/37 (c)	2,360,000	2,571,596
Hillsborough Cnty IDA
Health System RB (Baycare Health) Series 2024C	5.00%	11/15/29	1,000,000	1,096,548
Health System RB (Baycare Health) Series 2024C	5.00%	11/15/34	1,500,000	1,733,991
Health System RB (Baycare Health) Series 2024C	4.13%	11/15/51 (c)	1,000,000	952,573
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (c)	910,000	945,714
Lee Cnty Industrial Development Auth
Healthcare Facilities RB (Shell Point Obligated Group) Series 2024A	5.25%	11/15/54 (c)	3,000,000	3,139,057
Healthcare Facilities RB (Shell Point Obligated Group) Series 2024B2	4.38%	11/15/29 (c)	1,000,000	1,006,049
Healthcare Facilities RB (Shell Point Obligated Group) Series 2024B3	4.13%	11/15/29 (c)	1,000,000	1,006,072
Healthcare Facilities RB (Shell Point Obligated Group) Series 2024C	5.00%	11/15/44 (c)	3,000,000	3,150,892
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (c)	250,000	250,236
Miami-Dade Cnty
Refunding RB Series 2020A	4.00%	10/01/37 (c)	2,205,000	2,252,503
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Health Inc) Series 2025A	5.00%	10/01/39 (c)	850,000	965,771
Hospital RB (Orlando Health Inc) Series 2025A	5.00%	10/01/40 (c)	500,000	563,728
RB (Presbyterian Retirement Communities Inc) Series 2024	5.00%	08/01/29	910,000	968,020
RB (Presbyterian Retirement Communities Inc) Series 2024	5.00%	08/01/30	960,000	1,029,956
Pasco Cnty
RB (Moffitt Cancer Center) Series 2023A	5.75%	09/01/54 (c)	500,000	548,029
Seminole Cnty
Refunding RB Series 2022	5.00%	10/01/52 (c)	1,000,000	1,053,522
Tampa
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/35 (c)(e)	1,550,000	1,024,838
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/36 (c)(e)	800,000	505,763
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/37 (c)(e)	855,000	516,271
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/38 (c)(e)	1,000,000	576,253
Tampa Bay Water
Utility System RB Series 2022	5.25%	10/01/47 (c)	1,500,000	1,641,698
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
5

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Village Community Development District No 15
RB Series 2023	4.38%	05/01/33 (c)	395,000	405,670
RB Series 2023	4.85%	05/01/38 (c)	500,000	519,791
RB Series 2023	5.25%	05/01/54 (c)	495,000	509,480
Special Assessment RB Series 2024	3.75%	05/01/29	250,000	249,975
Special Assessment RB Series 2024	4.00%	05/01/34 (c)	250,000	250,428
Special Assessment RB Series 2024	4.55%	05/01/44 (c)	250,000	248,907
				40,128,518
GEORGIA 3.4%
Atlanta
Airport PFC & Sub Lien RB Series 2022D	5.00%	07/01/36 (c)	4,640,000	5,017,257
Columbia Cnty Hospital Auth
Revenue Anticipation Certificates (Wellstar Health System) Series 2023A	5.75%	04/01/53 (c)	500,000	554,070
Gainesville & Hall Cnty Hospital Auth
Revenue Anticipation Certificates (Northeast Georgia Health System) Series 2024	5.00%	10/15/34	500,000	574,036
Georgia State Road & Tollway Auth
Managed Lane System RB Series 2021A	4.00%	07/15/37 (c)	1,515,000	1,577,857
Main Street Natural Gas Inc
Gas Supply RB Series 2023A	5.00%	06/01/53 (c)	3,000,000	3,152,185
Gas Supply RB Series 2023B	5.00%	03/01/25	390,000	390,000
Gas Supply RB Series 2023D	5.00%	05/01/54 (c)	1,250,000	1,317,254
Gas Supply RB Series 2024B	5.00%	12/01/54 (c)	2,000,000	2,154,709
Gas Supply RB Series 2024C	5.00%	12/01/54 (b)(c)	2,000,000	2,120,574
Gas Supply RB Series 2024E	5.00%	05/01/55 (b)(c)	2,500,000	2,669,387
Metropolitan Atlanta Rapid Transit Auth
Sales Tax RB Series 2025A	5.25%	07/01/50 (c)	750,000	825,848
				20,353,177
GUAM 0.2%
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/38 (c)	500,000	548,033
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/40 (c)	500,000	539,752
				1,087,785
HAWAII 0.3%
Hawaii
Airport System RB Series 2020A	4.00%	07/01/35 (c)	1,500,000	1,507,557
IDAHO 0.4%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID	3.13%	12/01/48 (b)(c)	1,250,000	1,249,979
RB (St Luke’s Health System) Series 2025A	5.00%	03/01/41 (c)	500,000	553,952
Jerome Jt SD #261
GO Bonds Series 2022	5.25%	09/15/42 (c)(g)	500,000	550,685
				2,354,616
See financial notes
6
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
ILLINOIS 8.8%
Bellwood Village
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (c)	1,855,000	1,927,096
Chicago
2nd Lien Wastewater Refunding RB Series 2024A	5.00%	01/01/40 (c)	1,000,000	1,106,257
GO Bonds Series 2019A	5.50%	01/01/35 (c)	1,450,000	1,524,944
GO Bonds Series 2023A	5.00%	01/01/34 (c)	1,000,000	1,062,096
GO Bonds Series 2023A	5.50%	01/01/39 (c)	1,500,000	1,610,215
GO Bonds Series 2024A	5.00%	01/01/44 (c)	2,250,000	2,301,502
GO Bonds Series 2024A	5.00%	01/01/45 (c)	2,000,000	2,039,669
Chicago Board of Education
ULT GO Bonds Series 2023A	5.00%	12/01/30	750,000	786,066
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,035,292
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,053,483
Chicago Midway Airport
Sr Lien Airport Refunding RB Series 2023C	5.00%	01/01/36 (c)	2,500,000	2,723,621
Chicago O’Hare International Airport
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/33 (c)	400,000	403,893
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/31 (c)	1,000,000	1,015,428
Chicago Park District
LT GO Refunding Bonds Series 2023C	5.00%	01/01/37 (c)	600,000	652,865
Chicago Transit Auth Sales Tax
Sales Tax Refunding RB Series 2024A	5.00%	12/01/28	1,700,000	1,823,813
Illinois
GO Bonds Series 2018	5.00%	05/01/31 (c)	1,000,000	1,054,690
GO Bonds Series 2019A	5.00%	11/01/27	2,500,000	2,628,523
GO Bonds Series 2020	5.50%	05/01/25	1,500,000	1,506,336
GO Bonds Series 2021A	4.00%	03/01/40 (c)	2,000,000	1,978,244
GO Bonds Series 2023B	5.50%	05/01/47 (c)	1,000,000	1,068,470
GO Bonds Series 2023B	4.50%	05/01/48 (c)	500,000	495,572
GO Bonds Series May 2024B	5.25%	05/01/45 (c)	500,000	537,052
GO Bonds Series May 2024B	4.25%	05/01/46 (c)	1,000,000	958,616
GO Bonds Series May 2024B	5.25%	05/01/47 (c)	2,250,000	2,397,172
GO Refunding Bonds Series 2016	5.00%	02/01/28 (c)	1,500,000	1,555,477
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (c)	1,500,000	1,584,987
GO Refunding Bonds Series 2024	5.00%	02/01/29	750,000	803,087
GO Refunding Bonds Series 2024	5.00%	02/01/30	1,150,000	1,248,253
Illinois Finance Auth
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (c)	900,000	927,433
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (c)	960,000	984,851
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (c)	1,330,000	1,362,440
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	710,058
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (c)	400,000	411,616
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2015A	5.00%	01/01/37 (c)	2,100,000	2,113,686
Toll Highway Sr RB Series 2024A	5.00%	01/01/38 (c)	750,000	852,961
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,337,961
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
7

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Metropolitan Pier & Exposition Auth
RB Series 2015A	5.00%	06/15/53 (c)	2,000,000	2,005,823
Metropolitan Water Reclamation District of Greater Chicago
LT GO Capital Improvement Bonds Series 2024A	5.00%	12/01/31	1,500,000	1,701,384
Northern Illinois Univ
Auxiliary Facilities System RB Series 2021	5.00%	10/01/27	325,000	338,489
Auxiliary Facilities System RB Series 2021	5.00%	10/01/30	325,000	348,775
Auxiliary Facilities System Refunding RB Series 2020B	5.00%	04/01/29	400,000	423,369
				52,401,565
IOWA 0.9%
PEFA Inc
Gas RB Series 2019	5.00%	09/01/49 (b)(c)	5,000,000	5,108,091
KANSAS 0.5%
Johnson & Miami Cnty USD No. 230
GO Bonds Series 2018A	5.00%	09/01/31 (c)	2,575,000	2,735,202
KENTUCKY 1.3%
Kentucky
COP 2015	5.00%	06/15/25	400,000	402,285
Kentucky Public Energy Auth
Gas Supply Refunding RB Series 2024B	5.00%	01/01/55 (b)(c)	3,500,000	3,769,166
Gas Supply Refunding RB Series 2025A	5.25%	06/01/55 (a)(b)(c)	1,250,000	1,332,787
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2017A	3.25%	05/15/46 (c)	1,655,000	1,411,826
Northern Kentucky Univ
RB Series 2019A	3.00%	09/01/40 (c)(g)	750,000	657,456
				7,573,520
LOUISIANA 2.4%
East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010A	1.52%	08/01/35 (c)(d)	200,000	200,000
RB (ExxonMobil) Series 2010B	1.52%	12/01/40 (c)(d)	240,000	240,000
Louisiana
GO Bonds Series 2015A	4.00%	05/01/31 (c)	2,200,000	2,202,361
Louisiana Housing Corp M/F Revenue
S/F Mortgage RB Series 2023C	5.75%	12/01/53 (c)	1,760,000	1,913,791
Louisiana Offshore Terminal Auth
Port RB (LOOP LLC) Series 2007A	4.15%	09/01/27	3,000,000	3,031,578
Louisiana Public Facilities Auth
RB (Loyola Univ) Series 2023A	5.00%	10/01/38 (c)	1,000,000	1,059,171
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	500,000	518,214
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.25%	07/01/53 (c)	3,000,000	3,183,928
New Orleans
Public Improvement Bonds Series 2021A	5.00%	12/01/50 (c)	1,750,000	1,814,681
				14,163,724
See financial notes
8
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MAINE 0.1%
Portland
General Airport Refunding RB Series 2019	5.00%	01/01/34 (c)	620,000	666,354
MARYLAND 0.8%
Baltimore Cnty
Metropolitan District GO Bonds 78th Issue	5.00%	02/01/46 (c)	2,000,000	2,018,937
Maryland
GO Bonds 1st Series 2018A	3.13%	03/15/33 (c)	2,000,000	1,972,884
Maryland Health & Higher Educational Facilities Auth
RB (Univ of Maryland Medical System) Series 2025A	5.00%	07/01/42 (c)	800,000	872,420
Washington Suburban Sanitary District
GO BAN Series B	1.45%	06/01/27 (c)(d)(g)	170,000	170,000
				5,034,241
MASSACHUSETTS 2.4%
Massachusetts Clean Water Trust
State Revolving Fund Bonds Series 26B	5.00%	02/01/44 (c)	1,000,000	1,114,354
State Revolving Fund Bonds Series 26B	5.00%	02/01/45 (c)	1,000,000	1,110,498
Massachusetts Development Finance Agency
RB (Beth Israel Lahey Health) Series 2023M	5.00%	07/01/32	2,500,000	2,822,951
RB (Boston Children’s Hospital) Series 2024U2	1.45%	03/01/48 (c)(d)(g)	900,000	900,000
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (c)	2,815,000	2,861,017
RB (Boston Medical Center) Series 2023G	5.00%	07/01/25	665,000	668,936
RB (Boston Medical Center) Series 2023G	5.00%	07/01/26	865,000	886,572
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (c)	950,000	958,217
RB (UMASS Memorial Health) Series 2016I	5.00%	07/01/36 (c)	1,815,000	1,846,135
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (c)	435,000	434,506
S/F Housing RB Series 203	4.50%	12/01/48 (c)	755,000	762,324
				14,365,510
MICHIGAN 1.3%
Detroit Mich Downtown Dev Auth
Refunding RB Series 2024	5.00%	07/01/48 (c)	1,500,000	1,572,020
Genesee Cnty
Water Supply System Refunding Bonds Series 2024	5.00%	11/01/32	400,000	454,393
Water Supply System Refunding Bonds Series 2024	5.00%	11/01/33	400,000	458,736
Great Lakes Water Auth
Water Supply System 2nd Lien RB Series 2022B	5.25%	07/01/47 (c)	2,000,000	2,148,432
Michigan Finance Auth
Sr RB (Provident Group HFH Energy LLC) Series 2024	5.00%	02/28/38 (c)	750,000	835,897
Sr RB (Provident Group HFH Energy LLC) Series 2024	5.00%	02/28/39 (c)	750,000	831,862
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (c)	550,000	550,607
Airport RB Series 2014B	5.00%	12/01/33 (c)	625,000	625,668
				7,477,615
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
9

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MINNESOTA 0.7%
Minneapolis & St Paul Hsg & Redevelopment Auth
Healthcare System RB (Childrens Health Care) Series 2025	5.00%	08/15/30	1,000,000	1,106,862
Minnesota Higher Educational Facilities Auth
RB (St. Thomas Univ) Series 2024A	5.00%	10/01/42 (c)	1,000,000	1,081,830
Stillwater ISD No 834
ULT GO Refunding Bonds Series 2024A	5.00%	02/01/37 (c)(g)	1,665,000	1,856,791
				4,045,483
MISSISSIPPI 1.0%
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2011D	1.65%	11/01/35 (c)(d)	3,000,000	3,000,000
IDRB (Chevron) Series 2007B	1.65%	12/01/30 (c)(d)	600,000	600,000
IDRB (Chevron) Series 2007C	1.65%	12/01/30 (c)(d)	500,000	500,000
Mississippi Development Bank
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/25	1,000,000	1,012,291
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/26	590,000	608,432
				5,720,723
MISSOURI 1.9%
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (c)	1,000,000	1,039,067
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (c)	1,050,000	1,089,415
Sr Living Facilities RB (Lutheran Sr Services) Series 2016B	4.00%	02/01/37 (c)	2,000,000	1,968,205
Sr Living Facilities RB (Lutheran Sr Services) Series 2021	4.00%	02/01/42 (c)	910,000	861,716
Sr Living Facilities RB (Lutheran Sr Services) Series 2024A	5.25%	02/01/44 (c)	680,000	723,652
Sr Living Facilities RB (Lutheran Sr Services) Series 2024A	5.25%	02/01/48 (c)	1,250,000	1,315,325
Sr Living Facilities RB (Lutheran Sr Services) Series 2024A	5.25%	02/01/54 (c)	700,000	728,132
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (c)	315,000	314,204
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (c)	770,000	775,668
St Louis
GO Bonds Series 2023A	5.00%	02/15/43 (c)	2,400,000	2,566,393
				11,381,777
MONTANA 0.4%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (c)	405,000	406,092
S/F Mortgage Bonds Series 2023B	6.00%	12/01/53 (c)	2,105,000	2,275,826
				2,681,918
NEBRASKA 0.7%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	2,615,000	2,601,625
Sarpy Cnty SD No 0037
GO Bonds Series 2022B	5.00%	12/15/27 (c)	1,500,000	1,526,067
				4,127,692
See financial notes
10
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEVADA 0.5%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	604,304
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	627,167
Clark Cnty SD
LT GO Bonds Series 2018A	4.00%	06/15/36 (c)	1,800,000	1,824,626
				3,056,097
NEW JERSEY 3.8%
Atlantic City
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	300,000
New Jersey Transportation Trust Fund Auth
Transportation Bonds Series 2023BB	5.00%	06/15/34 (c)	1,300,000	1,490,899
Transportation Bonds Series 2023BB	5.25%	06/15/50 (c)	2,000,000	2,156,033
Transportation Bonds Series 2024CC	5.00%	06/15/31	1,000,000	1,119,067
Transportation Bonds Series 2024CC	5.00%	06/15/38 (c)	1,000,000	1,130,210
Transportation Program Bonds Series 2023AA	4.25%	06/15/44 (c)	1,000,000	1,004,278
Transportation Program Bonds Series 2024AA	5.25%	06/15/41 (c)	2,500,000	2,834,948
Transportation Program Notes Series 2014 BB1	5.00%	06/15/33 (c)	3,500,000	3,736,581
Transportation System Bonds Series 2023A	4.25%	06/15/40 (c)	3,000,000	3,077,637
Transportation System Bonds Series 2024A	5.00%	06/15/36 (c)	2,500,000	2,871,960
Transportation System RB Series 2019BB	5.00%	06/15/44 (c)	1,000,000	1,034,104
New Jersey Turnpike Auth
Turnpike RB Series 2022B	4.25%	01/01/43 (c)	1,750,000	1,785,405
				22,541,122
NEW MEXICO 0.1%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (c)	600,000	602,677
NEW YORK 14.1%
Metropolitan Transportation Auth
Transportation RB Series 2015A2	5.00%	11/15/45 (b)(c)	2,845,000	3,041,361
Transportation RB Series 2020C1	4.75%	11/15/45 (c)	1,200,000	1,227,421
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (c)	500,000	500,617
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (c)	250,000	250,260
New York City
GO Bonds Fiscal 2015 Series F5	1.35%	06/01/44 (c)(d)(g)	6,650,000	6,650,000
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/38 (c)	2,000,000	2,048,513
GO Bonds Fiscal 2024 Series D	4.00%	04/01/41 (c)	1,970,000	1,983,730
GO Bonds Fiscal 2025 Series C1	5.00%	09/01/27	2,000,000	2,115,492
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series BB1	1.63%	06/15/39 (c)(d)(g)	730,000	730,000
Water & Sewer System 2nd Resolution RB Fiscal 2025 Series BB	5.00%	06/15/43 (a)(c)	5,000,000	5,525,939
Water & Sewer System RB Fiscal 2010 Series CC	1.50%	06/15/41 (c)(d)(g)	200,000	200,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (c)	2,000,000	2,121,228
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (c)	1,450,000	1,535,582
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
11

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2014 Series B3	1.35%	11/01/42 (c)(d)(g)	4,600,000	4,600,000
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/39 (c)	5,000,000	5,314,804
Future Tax Secured Sub Bonds Fiscal 2023 Series A3	1.65%	08/01/52 (c)(d)(g)	3,400,000	3,400,000
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	5.00%	05/01/46 (c)	2,785,000	2,990,541
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	4.13%	05/01/52 (c)	1,850,000	1,792,628
Future Tax Secured Sub Bonds Fiscal 2025 Series F1	5.00%	11/01/30	500,000	557,598
New York State Dormitory Auth
RB (Montefiore Obligated Group) Series 2024	5.25%	11/01/41 (c)	375,000	406,116
RB (Northwell Health) Series 2024A	4.00%	05/01/39 (c)	1,000,000	1,017,274
RB (Northwell Health) Series 2024A	5.25%	05/01/54 (c)	1,250,000	1,347,435
RB (Rochester Institute of Technology) Series 2022A	5.00%	07/01/39 (c)	1,000,000	1,102,607
RB (White Plains Hospital) Series 2024	5.00%	10/01/36 (c)	350,000	379,242
RB (White Plains Hospital) Series 2024	5.00%	10/01/37 (c)	500,000	539,025
RB (White Plains Hospital) Series 2024	5.25%	10/01/49 (c)	750,000	784,350
State Personal Income Tax RB Series 2019A	5.00%	03/15/46 (c)	5,000,000	5,176,928
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (c)	3,000,000	3,118,205
State Sales Tax RB Series 2024B	5.00%	03/15/29	1,250,000	1,366,299
State Sales Tax RB Series 2024B	5.00%	03/15/30	1,500,000	1,670,208
New York State Thruway Auth
General RB Series O	4.00%	01/01/40 (c)	1,865,000	1,890,633
General RB Series P	5.00%	01/01/38 (c)	500,000	576,522
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C	3.00%	03/15/48 (c)	1,060,000	840,779
New York Transportation Development Corp
Special Facilities RB (JFK Airport - New Terminal 1) Series 2023	5.50%	06/30/38 (c)	1,000,000	1,091,504
Special Facilities RB (JFK Airport - New Terminal 1) Series 2024	5.00%	06/30/54 (c)	3,250,000	3,360,739
Special Facilities RB (JFK Airport - New Terminal 1) Series 2024	5.50%	06/30/54 (c)	2,000,000	2,119,824
Port Auth of New York & New Jersey
Consolidated Bonds 221st Series	5.00%	07/15/34 (c)	2,835,000	3,026,388
Consolidated Bonds 236th Series	5.00%	01/15/37 (c)	1,000,000	1,084,390
Consolidated Bonds 236th Series	5.00%	01/15/38 (c)	1,000,000	1,079,123
Triborough Bridge & Tunnel Auth
Sales Tax RB Series 2023A	4.00%	05/15/48 (c)	2,000,000	1,934,882
Sr Lien RB Series 2021A1	5.00%	05/15/51 (c)	3,000,000	3,150,531
				83,648,718
NORTH CAROLINA 2.3%
Brunswick Cnty
GO Bonds Series 2018	3.20%	08/01/34 (c)	2,230,000	2,207,005
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/47 (c)	2,000,000	2,154,118
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	500,581
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	1,745,925
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (c)	1,000,000	1,002,919
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (c)	1,305,000	1,307,707
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (c)	1,255,000	1,256,456
See financial notes
12
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
North Carolina Medical Care Commission Retirement Facilities
Retirement Facilities 1st Mortgage RB (Carolina Meadows) Series 2024	5.25%	12/01/54 (c)	2,385,000	2,552,798
Retirement Facilities 1st Mortgage RB (United Methodist Retirement Homes) Series 2024A	5.13%	10/01/54 (c)	1,000,000	1,033,322
				13,760,831
NORTH DAKOTA 0.1%
West Fargo
Refunding Bonds Series 2019B	4.00%	05/01/25	400,000	400,721
OHIO 2.1%
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Refunding Bonds Series 2020A-2	5.00%	06/01/34 (c)	5,000,000	5,282,580
Cleveland
Airport System RB Series 2019B	5.00%	01/01/26	1,045,000	1,062,682
Columbus
ULT GO Bonds Series 2017A	3.15%	04/01/35 (c)	2,500,000	2,446,894
Franklin Cnty
RB (Trinity Health) Series 2013OH	3.13%	12/01/46 (b)(c)	1,500,000	1,499,975
Ohio State Air Quality Development Auth
Refunding RB (American Electric Power Company Inc) Series 2005B	3.70%	07/01/28	2,000,000	2,008,211
				12,300,342
OKLAHOMA 0.2%
Norman Regional Hospital Auth
Hospital RB Series 2019	5.00%	09/01/45 (c)	1,050,000	913,675
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (c)	29,000	29,015
				942,690
OREGON 1.6%
Astoria Hospital Facilities Auth
RB (Columbia Memorial Hospital) Series 2024	5.25%	08/01/49 (c)	750,000	789,120
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	145,000	145,271
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/34 (c)(e)(g)	300,000	207,666
GO Bonds Series 2019	0.00%	06/15/35 (c)(e)(g)	265,000	175,435
GO Bonds Series 2019	0.00%	06/15/36 (c)(e)(g)	420,000	265,708
GO Bonds Series 2019	0.00%	06/15/37 (c)(e)(g)	500,000	301,959
Port of Portland Airport
Airport RB Series 27A	4.00%	07/01/39 (c)	2,000,000	1,996,695
Portland
2nd Lien Sewer System Refunding RB Series 2025A	5.00%	10/01/49 (c)	760,000	821,034
Seaside
Transient Lodging Tax RB Series 2018	5.00%	12/15/37 (c)	1,875,000	1,987,487
Umatilla SD #6R
GO Bonds Series 2017	5.00%	06/15/29 (c)(g)	340,000	356,822
GO Bonds Series 2017	5.00%	06/15/30 (c)(g)	300,000	314,380
GO Bonds Series 2017	5.00%	06/15/32 (c)(g)	350,000	366,026
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
13

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2017	5.00%	06/15/33 (c)(g)	520,000	542,622
GO Bonds Series 2017	5.00%	06/15/34 (c)(g)	350,000	364,396
GO Bonds Series 2017	5.00%	06/15/35 (c)(g)	410,000	426,350
GO Bonds Series 2023B	0.00%	06/15/53 (c)(e)(g)	1,600,000	389,128
				9,450,099
PENNSYLVANIA 2.5%
Lancaster Cnty Hospital Auth
RB (Penn State Health) Series 2021	5.00%	11/01/46 (c)	1,000,000	1,029,253
Northampton Cnty General Purpose Auth
Hospital RB (St Luke’s Univ Health) Series 2024B	1.50%	08/15/54 (c)(d)(g)	225,000	225,000
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal RB (Republic Services Inc) Series 2019B	4.15%	04/01/49 (b)(c)	750,000	750,371
Pennsylvania Higher Educational Facilities Auth
Higher Education Facilities RB Series 2024B1	5.25%	11/01/40 (c)	1,000,000	1,117,075
Higher Education Facilities RB Series 2024B1	4.00%	11/01/42 (c)	2,000,000	1,934,953
Pennsylvania State Turnpike Commission
RB Series 2022B	5.00%	12/01/47 (c)	1,000,000	1,071,391
RB Series 2022B	5.25%	12/01/52 (c)	750,000	812,323
Sub RB Series 2021B	4.00%	12/01/51 (c)	1,400,000	1,304,270
Turnpike RB Series 2025A	5.00%	12/01/39 (a)(c)	650,000	746,625
Philadelphia
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	751,576
Philadelphia Redevelopment Auth Financing Corp
RB Series 2023B	5.00%	09/01/43 (c)	3,000,000	3,228,387
Pocono Mountains Park Auth
Hospital RB (St Luke’s Hospital) Series 2015A	5.00%	08/15/40 (c)	2,000,000	2,000,399
				14,971,623
PUERTO RICO 0.6%
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (c)	3,321,000	3,334,998
RHODE ISLAND 0.7%
Rhode Island Health & Educational Building Corp
Higher Education Facility RB (Bryant Univ) Series 2024	5.00%	06/01/42 (c)	2,030,000	2,197,497
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/38 (c)	750,000	818,303
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/39 (c)	600,000	652,020
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/44 (c)	565,000	594,912
				4,262,732
SOUTH CAROLINA 1.7%
Clemson Univ
RB (Clemson Univ) Series 2025A	5.00%	05/01/30	390,000	429,842
RB (Clemson Univ) Series 2025A	5.00%	05/01/31	515,000	575,708
South Carolina Jobs Economic Development Auth
Health Care Facilities RB (Novant Health) Series 2024A	4.25%	11/01/47 (c)	2,000,000	1,976,875
See financial notes
14
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
South Carolina Public Service Auth
RB Series 2025A	5.00%	12/01/28 (a)	500,000	537,857
RB Series 2025A	5.00%	12/01/36 (a)(c)	250,000	286,086
RB Series 2025A	5.00%	12/01/40 (a)(c)	375,000	420,494
RB Series 2025A	5.25%	12/01/50 (a)(c)	1,000,000	1,077,423
Refunding RB Series 2020A	4.00%	12/01/40 (c)	4,000,000	4,007,290
Refunding RB Series 2024B	4.13%	12/01/44 (c)	1,100,000	1,079,322
				10,390,897
SOUTH DAKOTA 0.2%
South Dakota Health & Educational Facilities Auth
RB Series 2015	5.00%	11/01/26 (c)	1,000,000	1,012,596
TENNESSEE 1.0%
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023	5.25%	05/01/48 (c)	1,500,000	1,611,034
Metropolitan Nashville Airport Auth
RB Series 2022B	5.25%	07/01/47 (c)	1,500,000	1,578,700
RB Series 2022B	5.50%	07/01/52 (c)	1,250,000	1,331,434
Shelby Cnty Health, Educational & Housing Facilities Board
Health Care Refunding (Baptist Memorial Health Care) RB Series 2024B	5.00%	09/01/49 (b)(c)	1,000,000	1,060,979
Tennessee Housing Development Agency Home Ownership
Residential Finance Program Bonds Series 2023-3A	6.25%	01/01/54 (c)	485,000	529,362
				6,111,509
TEXAS 15.3%
Allen
GO Revenue & Refunding Bonds Series 2024	5.00%	08/15/37 (c)	1,000,000	1,135,462
Austin
Airport System RB Series 2022	5.00%	11/15/32	500,000	549,109
Airport System RB Series 2022	5.25%	11/15/47 (c)	2,500,000	2,636,773
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (c)	1,100,000	1,107,415
Sr Lien RB Series 2015A	5.00%	01/01/30 (c)(h)	1,520,000	1,531,300
City of Alvin
Water & Sewer System RB Series 2023	4.00%	02/01/37 (c)	1,105,000	1,125,738
Corpus Christi
Utility System Jr Lien RB Series 2022B	5.00%	07/15/47 (c)	4,000,000	4,246,918
Dallas
Sr Lien Special Tax RB (Kay Bailey Hutchison Convention Center) Series 2023	6.00%	08/15/53 (c)	5,000,000	5,007,832
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (c)(g)	930,000	931,643
Fort Worth ISD
ULT GO Bonds Series 2023	4.00%	02/15/48 (c)(g)	3,000,000	2,906,965
Galveston
1st Lien RB Series 2023	6.00%	08/01/43 (c)	1,250,000	1,390,561
Georgetown ISD
ULT GO Bonds Series 2024	5.00%	02/15/35 (c)(g)	1,700,000	1,962,850
ULT GO Bonds Series 2024	4.25%	02/15/54 (c)(g)	1,500,000	1,491,748
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
15

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Greater Texoma Utility Auth
RB Series 2023A	4.38%	10/01/53 (c)	2,000,000	1,968,106
RB Series 2024	5.00%	10/01/33	1,000,000	1,131,628
Greenwood ISD
ULT GO Bonds Series 2024	4.00%	02/15/54 (c)(g)	1,000,000	954,844
Harris Cnty Cultural Education Facilities Finance Corp
Medical Facilities RB (Baylor College of Medicine) Series 2024A	5.00%	05/15/29 (c)	2,000,000	2,158,977
RB (Houston Methodist) Series 2020B	1.70%	12/01/59 (c)(d)	1,090,000	1,090,000
Houston
Sub Lien Refunding RB Series 2018A	5.00%	07/01/25	1,000,000	1,006,511
Humble ISD
ULT GO Refunding Bonds Series 2025	5.00%	02/15/30 (a)(g)	1,250,000	1,375,407
ULT GO Refunding Bonds Series 2025	5.00%	02/15/31 (a)(g)	2,000,000	2,232,860
ULT GO Refunding Bonds Series 2025	4.00%	02/15/52 (a)(c)(g)	800,000	763,396
Lower Colorado River Auth
Refunding RB (LCRA Transmission Services) Series 2016	5.00%	05/15/46 (c)	3,915,000	3,947,488
Lower Neches Valley Auth Industrial Development Corp
Exempt Facilities Refunding RB (ExxonMobil) Series 2001A	1.55%	11/01/29 (c)(d)	500,000	500,000
RB (ExxonMobil) Series 2010	1.55%	11/01/38 (c)(d)	1,355,000	1,355,000
RB (ExxonMobil) Series 2012	1.55%	05/01/46 (c)(d)	640,000	640,000
Lubbock
Water & Wastewater System RB Series 2025	5.00%	02/15/40 (c)	400,000	450,999
Water & Wastewater System RB Series 2025	5.00%	02/15/41 (c)	250,000	277,993
McKinney
Waterworks & Sewer System RB Series 2022	5.00%	03/15/38 (c)	1,090,000	1,208,373
Newark Higher Education Finance Corp
Education RB (Orenda) Series 2023A	5.00%	08/15/43 (c)(g)	1,865,000	2,002,177
Education RB (Orenda) Series 2023A	4.00%	08/15/48 (c)(g)	1,000,000	965,116
Education RB (The Hughen Center Inc) Series 2022A	5.00%	08/15/37 (c)(g)	500,000	554,909
Education RB (The Hughen Center Inc) Series 2022A	5.00%	08/15/42 (c)(g)	600,000	646,772
Education RB (The Hughen Center Inc) Series 2022A	5.00%	08/15/47 (c)(g)	680,000	717,500
Education RB (The Hughen Center Inc) Series 2022A	5.00%	08/15/52 (c)(g)	500,000	523,189
North East Texas Regional Mobility Auth
Sr Lien RB Series 2016A	5.00%	01/01/46 (c)	3,000,000	3,005,145
Northside ISD
ULT GO Refunding Bonds Series 2024B	3.45%	08/01/54 (b)(c)(g)	2,500,000	2,519,405
Prosper ISD
ULT GO Bonds Series 2019B	4.00%	02/15/50 (c)(g)	2,500,000	2,525,198
San Antonio
Electric & Gas System Refunding RB Series 2024A	5.25%	02/01/49 (c)	500,000	545,629
General Improvement RB Series 2019	3.00%	08/01/35 (c)	1,445,000	1,389,446
GO Bonds Series 2023	4.00%	02/01/42 (c)	2,000,000	2,003,003
Spring Branch ISD
ULT GO Refunding Bonds Series 2015B	4.00%	02/01/33 (c)(g)	3,000,000	3,001,288
Spring ISD
ULT GO Bonds Series 2023	5.00%	08/15/25	1,500,000	1,515,365
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White) Series 2022D	5.00%	11/15/51 (c)	1,000,000	1,051,862
Hospital RB (Cook Children’s Medical Center) Series 2025	4.13%	12/01/54 (c)	3,000,000	2,831,474
See financial notes
16
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Hospital Refunding RB (Baylor Scott & White) Series 2024A	1.50%	11/15/50 (c)(d)(g)	1,250,000	1,250,000
RB (Christus Health) Series 2024A	5.00%	07/01/32 (c)	2,500,000	2,798,841
Texas City ISD
ULT GO Bonds Series 2023	4.00%	08/15/53 (c)(g)	2,000,000	1,914,973
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (c)	800,000	811,978
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (c)	500,000	504,448
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/31	1,250,000	1,332,445
Texas Municipal Power Agency
Transmission System Refunding RB Series 2021	3.00%	09/01/30 (c)	875,000	870,422
Texas State Affordable Housing Corp Heroes 2019 Program
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (c)	570,000	574,496
Texas Transportation Commission
2nd Tier Refunding RB Series 2024C	5.00%	08/15/35 (c)	4,000,000	4,583,329
Texas Transportation Corp
Sr Lien RB (NTE Mobility Partners) Series 2023	5.50%	12/31/58 (c)	1,835,000	1,972,320
Waxahachie
Tax & Revenue Certificates of Obligation Series 2023	4.13%	08/01/41 (c)	400,000	408,846
Tax & Revenue Certificates of Obligation Series 2023	4.25%	08/01/42 (c)	500,000	513,760
Tax & Revenue Certificates of Obligation Series 2023	4.25%	08/01/43 (c)	500,000	511,228
				90,930,460
UTAH 0.1%
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (c)	360,000	360,546
Student Building Fee RB Series 2018	5.00%	03/01/28 (c)	425,000	425,643
				786,189
VERMONT 0.3%
Vermont HFA
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (c)	125,000	125,088
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (c)	1,145,000	1,147,888
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (c)	547,000	552,077
				1,825,053
VIRGINIA 1.1%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Martha Jefferson) Series 2018B	1.50%	10/01/48 (c)(d)(g)	860,000	860,000
IDA of Fairfax Cnty
Health Care RB (Inova Health System) Series 2024	4.13%	05/15/54 (c)	5,500,000	5,399,138
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2021	4.00%	01/01/40 (c)	580,000	577,901
				6,837,039
WASHINGTON 2.4%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Excise Tax RB Series 2016S1	5.00%	11/01/46	2,250,000	2,610,358
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
17

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
King Cnty SD #403 Renton
ULT GO Bond Series 2023	4.00%	12/01/41 (c)(g)	1,000,000	1,013,271
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/34 (c)(g)	1,000,000	1,058,593
ULT GO Bonds Series 2018	5.00%	12/01/35 (c)(g)	1,250,000	1,321,482
Skagit Cnty Hospital District No 1
Hospital RB Series 2024	5.50%	12/01/38 (c)	300,000	329,804
Hospital RB Series 2024	5.50%	12/01/39 (c)	500,000	546,359
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (c)(g)	2,830,000	2,982,612
Washington Health Care Facilities Auth
RB (Overlake Hospital) Series 2014	5.00%	07/01/29 (c)	780,000	780,312
Refunding RB (Overlake Hospital) Series 2017B	5.00%	07/01/32 (c)	1,845,000	1,895,225
Washington State Housing Finance Commission
RB Series 2024	5.00%	07/01/54 (c)	1,500,000	1,548,563
				14,086,579
WEST VIRGINIA 0.5%
West Virginia Hospital Finance Auth
Hospital RB (West Virginia Univ Health System) Series 2023A	4.25%	06/01/47 (c)	2,000,000	1,945,412
Hospital Revenue & Refunding Bonds (Vandalia Health) Series 2023B	6.00%	09/01/48 (c)	1,000,000	1,120,432
				3,065,844
WISCONSIN 1.4%
Wisconsin Center District
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/34 (c)(e)	1,820,000	1,238,081
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/35 (c)(e)	2,900,000	1,880,995
Wisconsin Health & Educational Facilities Auth
RB (Fort HealthCare Inc) Series 2024B	5.00%	10/01/54 (c)	2,500,000	2,782,631
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (c)(h)	1,000,000	1,052,543
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (c)(h)	1,025,000	1,078,857
Wisconsin Public Finance Auth
Health System Refunding RB (Cone Health) Series 2023B	1.70%	10/01/55 (c)(d)(g)	600,000	600,000
				8,633,107
WYOMING 0.0%
Lincoln Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014	1.52%	10/01/44 (c)(d)	100,000	100,000
Total Municipal Securities (Cost $600,917,857)				606,813,297
Total Investments in Securities (Cost $600,917,857)				606,813,297

(a)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(b)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(c)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

See financial notes
18
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

(e)	Zero coupon bond.
(f)	Variable rate security; rate shown is effective rate at period end.
(g)	Credit-enhanced or liquidity-enhanced.
(h)	Refunded bond.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$606,813,297	$—	$606,813,297
Total	$—	$606,813,297	$—	$606,813,297

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
19

Schwab Tax-Free Bond Fund
Statement of Assets and Liabilities

As of February 28, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $600,917,857)		$606,813,297
Cash		8,011
Receivables:
Interest		6,097,930
Fund shares sold		566,851
Prepaid expenses	+	23,765
Total assets		613,509,854

Liabilities
Payables:
Investments bought - delayed-delivery		18,183,157
Distributions to shareholders		702,938
Fund shares redeemed		410,188
Investment adviser fees		89,148
Shareholder service fees		65,645
Independent trustees’ fees		23
Accrued expenses	+	82,946
Total liabilities		19,534,045
Net assets		$593,975,809

Net Assets by Source
Capital received from investors		$622,576,805
Total distributable loss	+	(28,600,996)
Net assets		$593,975,809

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$593,975,809		54,008,359		$11.00

See financial notes
20
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2024 through February 28, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$11,301,899

Expenses
Investment adviser and administrator fees		638,485
Shareholder service fees		421,344
Portfolio accounting fees		44,998
Registration fees		31,986
Professional fees		19,410
Shareholder reports		12,568
Independent trustees’ fees		5,488
Transfer agent fees		1,205
Other expenses	+	3,266
Total expenses		1,178,750
Expense reduction	–	75,595
Net expenses	–	1,103,155
Net investment income		10,198,744

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(351,292)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(2,406,885)
Net realized and unrealized losses		(2,758,177)
Increase in net assets resulting from operations		$7,440,567
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
21

Schwab Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/24-2/28/25		9/1/23-8/31/24
Net investment income		$10,198,744	$19,634,679
Net realized losses		(351,292)	(6,565,404)
Net change in unrealized appreciation (depreciation)	+	(2,406,885)	16,811,496
Increase in net assets resulting from operations		$7,440,567	$29,880,771

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($10,219,776 )	($19,607,926 )

TRANSACTIONS IN FUND SHARES
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,852,707	$108,229,184	25,033,618	$273,928,894
Shares reinvested		478,193	5,258,325	946,594	10,313,538
Shares redeemed	+	(9,874,954)	(108,344,184)	(22,865,362)	(248,832,858)
Net transactions in fund shares		455,946	$5,143,325	3,114,850	$35,409,574

SHARES OUTSTANDING AND NET ASSETS
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		53,552,413	$591,611,693	50,437,563	$545,929,274
Total increase	+	455,946	2,364,116	3,114,850	45,682,419
End of period		54,008,359	$593,975,809	53,552,413	$591,611,693
See financial notes
22
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 2/28/25*	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20
Per-Share Data
Net asset value at beginning of period	$11.17	$10.91	$11.01	$12.24	$12.26	$12.23
Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.34	0.28	0.21	0.20	0.24
Net realized and unrealized gains (losses)	(0.05)	0.26	(0.10)	(1.17)	0.07	0.07
Total from investment operations	0.13	0.60	0.18	(0.96)	0.27	0.31
Less distributions:
Distributions from net investment income	(0.18)	(0.34)	(0.28)	(0.21)	(0.20)	(0.24)
Distributions from net realized gains	—	—	—	(0.06)	(0.09)	(0.04)
Total distributions	(0.18)	(0.34)	(0.28)	(0.27)	(0.29)	(0.28)
Net asset value at end of period	$11.12	$11.17	$10.91	$11.01	$12.24	$12.26
Total return	1.13%[2]	5.55%	1.65%	(7.97%)	2.25%	2.54%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.38%[3]	0.38%	0.38%	0.48%[4,5]	0.49%	0.49%
Total expenses	0.41%[3]	0.41%	0.41%	0.56%[5]	0.58%	0.58%
Net investment income (loss)	3.19%[3]	3.05%	2.55%	1.78%	1.64%	1.97%
Portfolio turnover rate	13%[2,6]	81%	65%	67%	43%	78%
Net assets, end of period (x 1,000)	$448,713	$439,249	$399,865	$419,849	$504,491	$488,458

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective July 1, 2022, the net operating expense limitation was lowered from 0.49% to 0.38%. The ratio presented for the year ended August 31, 2022, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Excludes variable rate demand note transactions (if any) (see financial note 2b for additional information).
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
23

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.3% OF NET ASSETS
CALIFORNIA 98.6%
Alameda City USD
GO Bonds Series 2022B	4.00%	08/01/52 (a)	1,000,000	995,453
Alameda Corridor Transportation Auth
2nd Sub Lien Refunding RB Series 2022C	5.00%	10/01/52 (a)	2,500,000	2,660,536
Sr Lien Refunding RB Series 2022A	0.00%	10/01/50 (a)(b)	3,000,000	1,746,029
Sr Lien Refunding RB Series 2024A	0.00%	10/01/52 (a)(c)	1,000,000	276,124
Sr Lien Refunding RB Series 2024A	0.00%	10/01/53 (a)(c)	1,000,000	262,152
Sub Lien Refunding RB Series 2024C	0.00%	10/01/49 (a)(c)	1,000,000	314,341
Sub Lien Refunding RB Series 2024C	0.00%	10/01/53 (a)(c)	1,000,000	251,992
Alhambra USD
GO Bonds Series B	5.25%	08/01/48 (a)	1,000,000	1,113,650
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/25	690,000	697,742
Antelope Valley CCD
ULT GO Bonds Series D	0.00%	08/01/44 (a)(c)	850,000	354,913
ULT GO Bonds Series D	0.00%	08/01/46 (a)(c)	1,000,000	375,085
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (a)	650,000	653,754
Bay Area Toll Auth
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(d)	3,000,000	2,997,310
Toll Bridge RB Series 2023A	1.35%	04/01/55 (a)(e)(f)	3,760,000	3,760,000
Toll Bridge RB Series 2023B	0.85%	04/01/55 (a)(e)(f)	500,000	500,000
Toll Bridge RB Series 2024E	1.35%	04/01/59 (a)(e)(f)	1,485,000	1,485,000
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (c)	555,000	533,769
GO Bonds Series 2017	0.00%	08/01/34 (a)(c)	7,705,000	5,315,508
Burbank Glendale Pasadena Airport Auth
Sr Airport RB Series 2024B	4.38%	07/01/49 (a)	1,500,000	1,487,170
Sr Airport RB Series 2024B	4.50%	07/01/54 (a)	1,000,000	997,883
California
GO Bonds	5.00%	10/01/26 (a)	5,000	5,009
GO Bonds	5.00%	08/01/31	1,000,000	1,134,775
GO Bonds	5.00%	08/01/35 (a)	5,000,000	5,853,103
GO Bonds	5.00%	09/01/39 (a)	1,250,000	1,413,795
GO Bonds	5.00%	10/01/45 (a)	1,420,000	1,562,391
GO Refunding Bonds	5.00%	10/01/25	5,000,000	5,072,433
GO Refunding Bonds	5.00%	04/01/30	1,930,000	2,143,749
GO Refunding Bonds	5.25%	08/01/32	3,250,000	3,750,003
GO Refunding Bonds	5.00%	08/01/34 (a)	3,500,000	3,525,280
GO Refunding Bonds	4.00%	03/01/36 (a)	1,395,000	1,451,684
GO Refunding Bonds	5.00%	10/01/36 (a)	2,000,000	2,292,156
See financial notes
24
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,332,210
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,058,090
California Cnty Tobacco Securitization Agency
Tobacco Settlement RB (Los Angeles Cnty Securitization) Series 2020A	4.00%	06/01/38 (a)	340,000	342,707
California Community Choice Financing Auth
Clean Energy RB Series 2023D	5.50%	05/01/54 (a)(d)	6,000,000	6,372,887
Clean Energy RB Series 2024E	5.00%	02/01/55 (a)(d)	2,000,000	2,171,985
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)(d)	3,750,000	3,958,723
RB Series 2022A1	4.00%	05/01/53 (a)(d)	5,000,000	5,062,260
RB Series 2023F	5.50%	10/01/54 (a)(d)	4,175,000	4,537,346
RB Series 2023G1	5.25%	11/01/54 (a)(d)	2,000,000	2,126,747
California Educational Facilities Auth
RB (Santa Clara Univ) Series 2015	5.00%	04/01/45 (a)	2,000,000	2,003,464
RB (St Marys College) Series 2023A	5.25%	10/01/44 (a)	665,000	698,867
RB (St Marys College) Series 2023A	5.50%	10/01/53 (a)	1,540,000	1,616,315
RB (University of Redlands) Series 2022A	5.00%	10/01/44 (a)	2,000,000	2,040,820
California Enterprise Development Finance Auth
RB (Sage Hill School) Series 2024	5.00%	12/01/42 (a)	580,000	644,873
California Health Facilities Financing Auth
RB (Adventist Health) Series 2024A	5.00%	12/01/36 (a)	2,000,000	2,203,132
RB (Adventist Health) Series 2024A	5.25%	12/01/40 (a)	500,000	555,125
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/38 (a)	2,500,000	2,521,126
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/45 (a)	2,750,000	2,649,617
RB (CommonSpirit Health) Series 2024A	5.00%	12/01/39 (a)	1,000,000	1,136,727
RB (CommonSpirit Health) Series 2024A	5.00%	12/01/40 (a)	1,100,000	1,236,437
RB (CommonSpirit Health) Series 2024A	5.00%	12/01/41 (a)	1,000,000	1,112,970
RB (Episcopal Communities & Services) Series 2024A	3.85%	11/15/27 (a)	1,300,000	1,305,179
RB (Episcopal Communities & Services) Series 2024B	5.25%	11/15/58 (a)	500,000	519,631
RB (Kaiser Permanente) Series 2017A2	4.00%	11/01/44 (a)	2,000,000	1,977,805
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/40 (a)	750,000	787,883
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(e)	200,000	200,349
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(e)	800,000	801,416
California Infrastructure & Economic Development Bank
Refunding RB (Academy of Motion Picture Arts & Sciences) Series 2023A	4.00%	11/01/41 (a)	2,000,000	2,060,842
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (a)	250,000	255,354
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (a)	330,000	336,883
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (a)	350,000	357,084
Revolving Fund RB Series 2024B	5.00%	11/01/49 (a)	750,000	798,281
Revolving Fund RB Series 2024B	5.00%	11/01/54 (a)	1,080,000	1,142,455
California Infrastructure & Economic Development Fund
RB (Adventist Health Energy) Series 2024A	5.25%	07/01/49 (a)	1,000,000	1,064,121
California Municipal Finance Auth
COP Series 2022A	5.00%	11/01/27	100,000	103,523
COP Series 2022A	5.00%	11/01/28	115,000	120,158
COP Series 2022A	5.00%	11/01/29	125,000	131,327
COP Series 2022A	5.00%	11/01/30	100,000	105,765
COP Series 2022A	5.25%	11/01/52 (a)	2,000,000	2,075,378
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (e)	350,000	368,465
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(e)	1,040,000	1,079,813
Mobile Home Park Sr RB (Caritas Projects) Series 2023A	5.25%	08/15/53 (a)	900,000	938,522
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
25

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Mobile Home Park Sr RB (Caritas Projects) Series 2024A	5.00%	08/15/35 (a)	655,000	732,381
Mobile Home Park Sr RB (Caritas Projects) Series 2024A	5.00%	08/15/37 (a)	365,000	406,039
RB (Inland Christian Home) Series 2020	4.00%	12/01/39 (a)(e)	500,000	511,718
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	665,594
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,154,282
RB (Samuel Merritt Univ) Series 2022	5.25%	06/01/53 (a)	2,000,000	2,156,928
RB (St Ignatius College Preparatory) Series 2024A	5.00%	09/01/33	515,000	604,928
RB (St Ignatius College Preparatory) Series 2024A	5.00%	09/01/37 (a)	1,500,000	1,750,504
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,038,589
Refunding RB (Aldersly) Series 2023A	5.00%	05/15/53 (a)(e)	2,500,000	2,660,908
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	622,637
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,189,928
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/29 (a)	655,000	661,276
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/30 (a)	750,000	756,809
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/31 (a)	500,000	504,295
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(e)	250,000	264,254
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(e)	575,000	606,665
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(e)	250,000	263,166
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(e)	250,000	261,899
Refunding RB Series 2024A	5.00%	04/01/49 (a)	1,000,000	1,058,049
Refunding RB Series 2024A	5.00%	04/01/54 (a)	1,000,000	1,050,450
Solid Waste Disposal RB (Republic Services Inc) Series 2021B	4.15%	07/01/51 (a)(d)	1,000,000	1,001,635
Solid Waste Disposal RB (Waste Management Inc) Series 2020	4.10%	10/01/45 (a)(d)	1,000,000	1,000,000
Solid Waste Disposal Refunding RB Series 2021A	3.80%	07/01/41 (a)(d)	2,000,000	2,000,030
Special Tax RB (Bold Program) Series 2023B	5.75%	09/01/53 (a)	1,000,000	1,080,925
California Pollution Control Financing Auth
Solid Waste Disposal RB (Republic Services Inc) Series 2017	4.10%	11/01/42 (a)(d)	4,000,000	4,001,741
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (a)	425,000	433,006
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (a)	600,000	600,756
RB (PIH Health) Series 2024A	5.00%	06/01/35 (a)	1,125,000	1,280,147
RB (PIH Health) Series 2024A	5.00%	06/01/36 (a)	1,500,000	1,694,043
RB (PIH Health) Series 2024A	5.00%	06/01/37 (a)	1,500,000	1,688,788
Sr RB (The James) Series 2024A	6.38%	06/01/59 (a)	3,500,000	3,398,190
California Public Works Board
Lease Refunding RB Series 2022C	5.00%	08/01/35 (a)	2,865,000	3,209,733
Lease Refunding RB Series 2024C	5.00%	09/01/35 (a)	1,000,000	1,170,358
California School Finance Auth
RB (Granada Hills Charter) Series 2024A	5.00%	07/01/27	240,000	249,876
RB (Granada Hills Charter) Series 2024A	5.00%	07/01/28	255,000	269,214
RB (Granada Hills Charter) Series 2024A	5.00%	07/01/29	265,000	283,304
RB (Granada Hills Charter) Series 2024A	5.00%	07/01/30	280,000	303,029
School Facility RB (Granada Hills Charter) Series 2024A	5.00%	07/01/25	185,000	185,973
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (a)	590,000	603,614
California State Univ
RB Series 2015A	5.00%	11/01/37 (a)	2,500,000	2,526,145
RB Series 2016B3	3.13%	11/01/51 (a)(d)	2,200,000	2,202,281
California Statewide Communities Development Auth
Hospital Refunding RB (Univ of Southern California) Series 2018	5.00%	01/01/31 (a)	1,700,000	1,800,132
Hospital Refunding RB (Univ of Southern California) Series 2018	5.00%	01/01/33 (a)	1,355,000	1,427,725
See financial notes
26
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (a)	1,765,000	1,782,906
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,566,776
RB (Rady Children’s Hospital) Series 2008B	1.00%	08/15/47 (a)(e)(f)	175,000	175,000
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (a)	800,000	820,723
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (a)	700,000	717,482
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/29 (a)(e)	300,000	323,507
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/30 (a)(e)	235,000	253,097
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/32 (a)(e)	900,000	965,916
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/35 (a)(e)	275,000	282,175
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/36 (a)(e)	425,000	435,518
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/30 (a)	500,000	510,621
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (a)	1,250,000	1,274,828
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,158,631
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,580,844
California Statewide Communities Development Auth District 2021-02
Special Tax Bonds Series 2023	5.00%	09/01/53 (a)	1,800,000	1,855,880
Central Valley Energy Auth
Commodity Supply RB Series 2025	5.00%	12/01/55 (a)(d)	1,000,000	1,098,566
Chaffey Joint UHSD
GO Bonds Series 2012G	0.00%	08/01/37 (a)(c)	1,000,000	617,476
GO Bonds Series 2012G	0.00%	08/01/38 (a)(c)	500,000	292,105
GO Bonds Series 2012G	0.00%	08/01/41 (a)(c)	1,500,000	741,439
GO Bonds Series 2012G	0.00%	08/01/42 (a)(c)	1,000,000	467,145
Chino Valley USD
GO Bonds Series 2024D	0.00%	08/01/40 (a)(c)	655,000	351,259
Clovis
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,071,906
Compton CCD
GO Bonds Series 2024B	4.00%	08/01/42 (a)	970,000	993,506
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	777,384
Corona-Norco USD
GO Bonds Series 1998D	0.00%	09/01/27 (c)	2,400,000	2,223,514
Dinuba USD
COP Series 2023	5.50%	06/01/38 (a)	1,250,000	1,256,848
Discovery Bay Public Financing Auth
Water & Wastewater Enterprise RB Series 2022	5.00%	12/01/52 (a)	1,000,000	1,070,970
East Bay Municipal Utility District
Wastewater System RB Series 2024A	5.00%	06/01/54 (a)	1,000,000	1,087,330
Water System Refunding RB Series 2015A	5.00%	06/01/35 (a)	475,000	477,243
El Camino CCD
ULT GO Bonds Series 2024E	4.00%	08/01/42 (a)	500,000	517,349
Foothill Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 2013A	6.85%	01/15/42 (a)(b)	1,000,000	1,171,454
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	871,947
Lease Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,479,756
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (a)(c)(g)	1,120,000	812,451
GO Bonds Series 2016A	0.00%	08/01/34 (a)(c)(g)	1,900,000	1,313,372
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
27

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Goleta Water District
Refunding RB Series 2023A	5.00%	09/01/29	400,000	441,045
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (a)	730,000	744,909
Hacienda La Puente USD
GO Bonds Series 2023A	4.00%	08/01/43 (a)	1,100,000	1,113,202
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	2,776,442
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	400,601
Refunding Bonds Series 2017	5.00%	04/01/32 (a)	1,100,000	1,150,827
Refunding Bonds Series 2017	5.00%	04/01/34 (a)	1,115,000	1,164,465
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (a)(g)	1,430,000	1,524,458
Independent Cities Finance Auth
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/25	780,000	781,219
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/26	810,000	818,472
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	5.00%	05/15/48 (a)	2,000,000	2,062,685
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,264,244
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	512,860
Inglewood USD
GO Bonds Series B	5.00%	08/01/35 (a)	200,000	205,454
GO Bonds Series B	5.00%	08/01/37 (a)	720,000	737,418
Irvine Community Facilities District No 2013-3
Special Tax Refunding Bonds Series 2024	0.00%	09/01/50 (a)(c)	1,170,000	351,135
Special Tax Refunding Bonds Series 2024	0.00%	09/01/51 (a)(c)	750,000	214,027
Irvine Facilities Financing Auth
Lease RB Series 2023A	4.25%	05/01/53 (a)	1,000,000	1,000,983
Irvine Ranch Water District
Refunding Bonds Series 2011A1 (SIFMA Municipal Swap Index + 0.05%)	1.05%	10/01/37 (a)(e)(f)	6,085,000	6,085,000
Refunding Bonds Series 2011A2	1.05%	10/01/37 (a)(d)(e)	4,390,000	4,390,000
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,543,628
Kern HSD
GO Bonds Series 2016A	3.00%	08/01/29 (a)	1,000,000	1,000,307
Lake Tahoe USD
GO Bonds Series 2025A	5.00%	08/01/54 (a)(h)	2,455,000	2,657,045
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,378,571
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (a)	820,000	845,708
Livermore Valley Joint USD
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	340,470
Long Beach Harbor Dept
Sr Airport RB Series 2022C	5.25%	06/01/47 (a)	1,000,000	1,060,225
Long Beach Water Rev
Sr Water RB Series 2024	4.00%	05/01/54 (a)	1,250,000	1,249,360
Los Alamitos USD #1
GO Refunding Bonds Series 2016	3.00%	08/01/36 (a)	2,605,000	2,476,412
See financial notes
28
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Los Angeles
Wastewater System RB Series 2015A	5.00%	06/01/44 (a)	500,000	501,259
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2024H	5.00%	12/01/30	1,500,000	1,690,098
Lease RB Series 2024H	5.00%	12/01/33	3,550,000	4,167,791
Lease RB Series 2024H	4.00%	12/01/53 (a)	1,250,000	1,231,408
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (a)	3,880,000	3,923,909
Los Angeles Dept of Airports
Sr RB Series 2020C	5.00%	05/15/27	1,290,000	1,339,499
Sr Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,000,000	1,043,936
Sub RB Series 2018A	5.00%	05/15/33 (a)	1,225,000	1,275,762
Sub RB Series 2019F	5.00%	05/15/36 (a)	850,000	892,062
Sub RB Series 2022A	5.00%	05/15/36 (a)	2,160,000	2,345,171
Sub Refunding RB Series 2021A	5.00%	05/15/51 (a)	1,500,000	1,546,900
Sub Refunding RB Series 2023A	5.00%	05/15/25	500,000	501,721
Sub Refunding RB Series 2023A	5.25%	05/15/48 (a)	2,500,000	2,657,702
Los Angeles Dept of Water & Power
Power System RB Series 2016B	5.00%	07/01/36 (a)	1,265,000	1,274,397
Power System RB Series 2021C	5.00%	07/01/38 (a)	745,000	812,545
Power System RB Series 2024B	5.00%	07/01/36 (a)	1,365,000	1,549,157
Water System RB Series 2024A	5.00%	07/01/39 (a)	2,000,000	2,243,516
Los Angeles Development Auth
M/F Housing RB Series 2022F	3.38%	01/01/46 (a)	3,250,000	3,258,304
Los Angeles Harbor Dept
Refunding RB Series 2015A	5.00%	08/01/26 (a)(g)	850,000	858,238
Refunding RB Series 2024A1	5.00%	08/01/31	1,000,000	1,097,642
Refunding RB Series 2024A1	5.00%	08/01/32	1,750,000	1,936,195
Los Angeles USD
COP Series 2023A	5.00%	10/01/25	1,150,000	1,165,263
GO Bonds Series 2021RYRR	4.00%	07/01/46 (a)	770,000	773,262
GO Bonds Series 2024QRR	5.00%	07/01/35 (a)	725,000	867,829
GO Bonds Series 2024QRR	5.00%	07/01/41 (a)	1,000,000	1,153,658
GO Bonds Series 2024QRR	5.00%	07/01/44 (a)	505,000	568,118
GO Refunding Bonds Series 2024A	5.00%	07/01/25	1,500,000	1,512,192
Los Osos Community Facilities Wastewater Assessment District #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	761,622
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (a)	2,205,000	2,235,501
Marina Coast Water District
COP Series 2019	4.00%	06/01/44 (a)	1,085,000	1,081,133
Midpeninsula Open Space District
GO Bonds Series 2024	4.00%	03/01/49 (a)	775,000	781,345
GO Bonds Series 2024	4.00%	03/01/54 (a)	1,140,000	1,142,262
Modesto Irrigation District Financing Auth
Electric System RB Series 2015A	5.00%	10/01/26 (a)	1,250,000	1,266,828
Electric System RB Series 2015A	5.00%	10/01/40 (a)	2,000,000	2,018,914
Mountain View CA SD
GO BAN 2024	0.00%	07/01/29 (a)(c)	1,250,000	1,063,890
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
29

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Mt. San Antonio CCD
GO Bonds Series 2021E	0.00%	08/01/46 (a)(c)	1,430,000	538,452
Northern California Energy Auth
Refunding RB Series 2024	5.00%	12/01/54 (a)	3,000,000	3,214,427
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (a)	620,000	625,115
Oakland USD
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	525,696
GO Bonds Series 2023A	5.00%	08/01/38 (a)	1,150,000	1,313,398
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (a)	500,000	538,202
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (a)	660,000	707,904
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (a)	725,000	775,924
Oceanside USD
GO Bonds Series 2023B	4.00%	08/01/45 (a)	1,500,000	1,506,247
Ojai USD
GO Bonds Series 2020B	5.25%	08/01/48 (a)	1,100,000	1,210,024
GO Bonds Series 2020B	5.50%	08/01/53 (a)	1,750,000	1,940,560
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (a)	1,250,000	1,335,879
Lease Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,321,162
Lease Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	820,666
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (a)(g)	1,365,000	1,377,948
GO Bonds Series D	5.00%	08/01/32 (a)(g)	1,490,000	1,504,134
GO Bonds Series D	5.00%	08/01/33 (a)(g)	1,685,000	1,700,984
Oxnard UHSD
GO Bonds Series 2018C	3.50%	08/01/45 (a)	1,250,000	1,147,874
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (a)	1,030,000	1,085,311
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	2,603,618
Palo Alto
COP Series 2021	2.00%	11/01/38 (a)	400,000	313,868
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (a)	600,000	601,005
Pasadena Public Financing Auth
Lease Refunding RB Series 2024	0.00%	06/01/45 (a)(c)	1,000,000	404,896
Lease Refunding RB Series 2024	0.00%	06/01/48 (a)(c)	500,000	172,955
Perris Elementary SD
GO Bonds Series 2023	4.00%	08/01/46 (a)	1,635,000	1,637,399
GO Bonds Series 2023	5.00%	08/01/47 (a)	1,065,000	1,165,485
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	366,466
Lease Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	830,757
Pismo Beach Public Fin Auth
Lease RB Series 2024A	4.00%	12/01/49 (a)	1,000,000	1,001,297
Pittsburg USD
GO Bonds Series 2023D	5.00%	08/01/47 (a)	2,000,000	2,134,411
See financial notes
30
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	1,700,000	1,838,417
Port of Oakland
Intermediate Lien RB Series 2021H	5.00%	05/01/26 (g)	5,000	5,131
Intermediate Lien RB Series 2021H	5.00%	05/01/28 (g)	15,000	16,043
Intermediate Lien Refunding RB Series 2021H	5.00%	05/01/26	1,745,000	1,786,049
Intermediate Lien Refunding RB Series 2021H	5.00%	05/01/28	1,235,000	1,300,067
Ravenswood City SD
GO Bonds Series 2023	4.50%	08/01/48 (a)	1,250,000	1,293,191
GO Bonds Series 2023	5.25%	08/01/53 (a)	3,500,000	3,816,000
Reedley
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	546,050
Regents of the University of California
Medical Center Pooled RB Series 2022P	4.00%	05/15/53 (a)	1,500,000	1,471,318
Rialto USD
COP Series 2024	5.00%	09/01/30	350,000	389,161
COP Series 2024	5.00%	09/01/31	325,000	365,751
COP Series 2024	5.00%	09/01/32	450,000	511,943
Riverside
GO Bonds Series 2025A	4.00%	08/01/41 (a)	700,000	721,377
GO Bonds Series 2025A	4.00%	08/01/42 (a)	600,000	613,415
GO Bonds Series 2025A	4.00%	08/01/43 (a)	815,000	825,582
GO Bonds Series 2025A	4.00%	08/01/54 (a)	1,000,000	990,956
Riverside Cnty
Lease Refunding RB Series 2015A	5.00%	11/01/25	1,020,000	1,035,850
Riverside Cnty Transportation Commission
Toll Road Sr Lien Refunding RB Series 2021B1	4.00%	06/01/40 (a)	4,000,000	4,052,079
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (a)	200,000	200,345
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (a)	1,000,000	1,001,346
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A	5.00%	10/01/47 (a)	4,000,000	4,092,618
Sacramento City USD
GO Bonds Series 2024B	4.00%	08/01/54 (a)	1,720,000	1,677,520
Sacramento Cnty
Airport System Sr Refunding RB Series 2016A	5.00%	07/01/41 (a)	2,000,000	2,043,260
San Bernardino CCD
GO Bonds Series B	4.13%	08/01/49 (a)	3,375,000	3,403,790
San Diego CCD
GO Refunding Bonds Series 2024	4.00%	08/01/42 (a)	2,250,000	2,317,302
GO Refunding Bonds Series 2024	4.00%	08/01/43 (a)	1,250,000	1,278,496
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	355,092
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,013,914
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2023B	5.00%	07/01/33	2,245,000	2,481,158
Sub Airport RB Series 2017B	5.00%	07/01/29 (a)	1,980,000	2,051,850
Sub Airport RB Series 2017B	5.00%	07/01/31 (a)	1,000,000	1,034,707
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
31

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2024A	5.00%	10/15/40 (a)	850,000	980,842
Sub Sewer RB Series 2024A	5.00%	05/15/37 (a)	1,145,000	1,351,692
Sub Sewer RB Series 2024A	5.00%	05/15/38 (a)	3,120,000	3,664,013
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/25 (a)	245,000	245,368
San Francisco
RB Series 2020N	4.00%	04/01/40 (a)	565,000	576,153
San Francisco Airport Commission
RB 2nd Series 2018G	5.00%	05/01/27	1,200,000	1,243,503
RB 2nd Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,551,746
RB 2nd Series 2019E	5.00%	05/01/40 (a)	425,000	441,232
RB 2nd Series 2022A	5.00%	05/01/30	800,000	860,627
RB 2nd Series 2022A	5.00%	05/01/31	1,690,000	1,836,502
Refunding RB 2nd Series 2020A	5.00%	05/01/37 (a)	3,500,000	3,704,764
Refunding RB 2nd Series 2023C	5.00%	05/01/33	5,000,000	5,519,380
San Francisco CCD
GO Bonds Series 2020B	5.25%	06/15/49 (a)	1,500,000	1,656,289
GO Refunding Bonds Series 2025	5.00%	06/15/30 (h)	1,170,000	1,307,867
GO Refunding Bonds Series 2025	5.00%	06/15/31 (h)	1,200,000	1,361,799
San Francisco Redevelopment Agency
Refunding Bonds (Mission Bay South) Series 2025B	5.00%	08/01/35	1,600,000	1,879,018
Refunding Bonds (Mission Bay South) Series 2025B	5.00%	08/01/36 (a)	1,350,000	1,578,641
Special Tax Refunding Bonds (Mission Bay South) Series 2023	5.25%	08/01/39 (a)	875,000	1,007,588
Special Tax Refunding Bonds (Mission Bay South) Series 2023	5.25%	08/01/40 (a)	1,000,000	1,140,232
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (a)	150,000	150,251
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (a)	305,000	305,421
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (a)	430,000	430,551
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,155,000	1,211,384
San Joaquin Hills Transportation Corridor Agency Toll
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/50 (a)	2,000,000	1,934,079
San Luis Obispo Cnty CCD
GO Bonds Series 2014D	4.00%	08/01/40 (a)	500,000	519,796
GO Bonds Series 2014D	4.00%	08/01/41 (a)	600,000	620,011
Santa Monica Public Financing Auth
Lease RB Series 2018	5.00%	07/01/35 (a)	575,000	601,393
Santa Monica-Malibu USD
GO Bonds Series B	4.00%	08/01/40 (a)	1,500,000	1,524,033
ULT GO Bonds Series 2018C	4.00%	08/01/42 (a)	1,000,000	1,023,433
Sierra View Healthcare District
RB Series 2019	4.00%	07/01/25	1,270,000	1,272,005
Refunding RB Series 2020	4.00%	07/01/26	300,000	302,246
Refunding RB Series 2020	5.00%	07/01/27	630,000	654,486
Refunding RB Series 2020	5.00%	07/01/30	645,000	695,108
South San Francisco Public Facilities Auth
Lease RB Series 2021A	4.00%	06/01/46 (a)	1,500,000	1,491,863
South San Francisco USD
GO Bonds Series 2023	4.00%	09/01/48 (a)	1,000,000	1,002,427
See financial notes
32
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Southern California Metropolitan Water District
Water Refunding RB Series 2016A	5.00%	07/01/34 (a)(g)	390,000	398,374
Water Refunding RB Series 2024C	5.00%	04/01/39 (a)	1,000,000	1,175,349
Southern California Public Power Auth
Refunding RB (Windy Point/Windy Flats) Series 2023-1	5.00%	07/01/27	2,500,000	2,616,059
Refunding RB (Windy Point/Windy Flats) Series 2023-1	5.00%	07/01/28	1,000,000	1,064,930
Susanville Natural Gas
Natural Gas Refunding RB Series 2019	3.00%	06/01/25	575,000	575,162
Natural Gas Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	637,512
Natural Gas Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	705,858
Temescal Valley
Refunding RB Series 2024	5.00%	09/01/33	550,000	636,540
Refunding RB Series 2024	5.00%	09/01/34	475,000	555,680
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/25	460,000	464,091
Water System Revenue COP Series 2022A	5.00%	11/15/52 (a)	1,500,000	1,603,876
Univ of California
General RB Series 2024BS	5.00%	05/15/43 (a)	1,000,000	1,117,325
General RB Series 2024BV	5.00%	05/15/40 (a)	500,000	570,688
General RB Series 2024BV	5.00%	05/15/41 (a)	1,000,000	1,131,715
General RB Series 2025BZ	5.00%	05/15/39 (a)	1,000,000	1,161,205
Limited Project RB Series 2017M	5.00%	05/15/52 (a)	2,000,000	2,048,496
Limited Project RB Series 2021Q	3.00%	05/15/51 (a)	930,000	753,215
Vernon
Electric System RB Series 2021A	5.00%	10/01/26	1,000,000	1,031,304
Victorville
Electric RB Series 2022A	5.00%	05/01/30	500,000	552,090
West Contra Costa USD
GO Bonds Series 2024B	4.00%	08/01/54 (a)	500,000	494,361
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	323,128
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	465,729
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	616,171
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	657,089
				442,408,052
GUAM 1.1%
Guam Power Auth
Refunding RB Series 2022A	5.00%	10/01/32	2,000,000	2,193,837
Refunding RB Series 2022A	5.00%	10/01/39 (a)	1,190,000	1,273,794
Refunding RB Series 2024A	5.00%	10/01/36 (a)	400,000	443,319
Refunding RB Series 2024A	5.00%	10/01/37 (a)	425,000	468,625
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/41 (a)	600,000	642,774
				5,022,349
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
33

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
PUERTO RICO 0.6%
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (a)	2,500,000	2,510,537
Total Municipal Securities (Cost $445,878,630)				449,940,938
Total Investments in Securities (Cost $445,878,630)				449,940,938

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)	Zero coupon bond.
(d)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(e)	Credit-enhanced or liquidity-enhanced.
(f)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(g)	Refunded bond.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$449,940,938	$—	$449,940,938
Total	$—	$449,940,938	$—	$449,940,938

[1]	As categorized in the Portfolio Holdings.
See financial notes
34
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Statement of Assets and Liabilities

As of February 28, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $445,878,630)		$449,940,938
Cash		50
Receivables:
Interest		4,800,862
Fund shares sold		305,386
Prepaid expenses	+	12,585
Total assets		455,059,821

Liabilities
Payables:
Investments bought - delayed-delivery		5,313,836
Distributions to shareholders		453,386
Fund shares redeemed		412,167
Investment adviser fees		60,263
Shareholder service fees		47,132
Accrued expenses	+	60,132
Total liabilities		6,346,916
Net assets		$448,712,905

Net Assets by Source
Capital received from investors		$466,056,107
Total distributable loss	+	(17,343,202)
Net assets		$448,712,905

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$448,712,905		40,344,214		$11.12

See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
35

Schwab California Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2024 through February 28, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$7,834,790

Expenses
Investment adviser and administrator fees		483,057
Shareholder service fees		314,713
Portfolio accounting fees		41,988
Professional fees		25,662
Registration fees		13,277
Shareholder reports		6,074
Independent trustees’ fees		5,265
Custodian fees		2,474
Transfer agent fees		818
Other expenses	+	3,348
Total expenses		896,676
Expense reduction	–	61,280
Net expenses	–	835,396
Net investment income		6,999,394

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(508,752)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(1,326,343)
Net realized and unrealized losses		(1,835,095)
Increase in net assets resulting from operations		$5,164,299
See financial notes
36
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/24-2/28/25		9/1/23-8/31/24
Net investment income		$6,999,394	$12,989,574
Net realized losses		(508,752)	(3,301,834)
Net change in unrealized appreciation (depreciation)	+	(1,326,343)	13,707,872
Increase in net assets resulting from operations		$5,164,299	$23,395,612

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($6,984,941 )	($12,975,696 )

TRANSACTIONS IN FUND SHARES
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,327,857	$70,310,729	12,432,791	$135,836,881
Shares reinvested		351,146	3,906,651	675,367	7,449,493
Shares redeemed	+	(5,664,131)	(62,932,615)	(10,413,792)	(114,322,764)
Net transactions in fund shares		1,014,872	$11,284,765	2,694,366	$28,963,610

SHARES OUTSTANDING AND NET ASSETS
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,329,342	$439,248,782	36,634,976	$399,865,256
Total increase	+	1,014,872	9,464,123	2,694,366	39,383,526
End of period		40,344,214	$448,712,905	39,329,342	$439,248,782
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
37

Schwab Opportunistic Municipal Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 2/28/25*	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21[1]	3/1/20– 8/31/20[2]	3/1/19– 2/29/20
Per-Share Data
Net asset value at beginning of period	$9.09	$8.81	$9.20	$10.64	$10.42	$11.25	$10.61
Income (loss) from investment operations:
Net investment income (loss)[3]	0.16	0.32	0.56 [4]	0.27	0.32	0.20	0.38
Net realized and unrealized gains (losses)	(0.06)	0.32	(0.37)	(1.43)	0.23	(0.83)	0.73
Total from investment operations	0.10	0.64	0.19	(1.16)	0.55	(0.63)	1.11
Less distributions:
Distributions from net investment income	(0.16)	(0.36)	(0.58)[4]	(0.28)	(0.26)	(0.20)	(0.38)
Distributions from net realized gains	—	—	—	—	(0.07)	—	(0.09)
Total distributions	(0.16)	(0.36)	(0.58)	(0.28)	(0.33)	(0.20)	(0.47)
Redemption fees[3]	—	—	—	—	— [5]	0.00 [6]	0.00 [6]
Net asset value at end of period	$9.03	$9.09	$8.81	$9.20	$10.64	$10.42	$11.25
Total return	1.12%[7]	7.39%	2.14%	(11.10%)	5.36%	(5.56%)[7]	10.71%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.50%[8]	0.50%	0.50%	0.50%[9]	0.58%[10]	0.73%[8,11]	0.75%
Gross operating expenses	0.57%[8]	0.60%	0.68%	0.55%[9]	0.70%	0.90%[8]	0.78%
Net investment income (loss)	3.62%[8]	3.56%	6.28%[4]	2.63%	2.99%	3.81%[8]	3.48%
Portfolio turnover rate	17%[7,12]	181%	157%	126%	83%	36%[7]	27%
Net assets, end of period (x 1,000)	$74,711	$67,548	$41,279	$48,588	$69,314	$66,290	$82,969

*	Unaudited.
[1]	Effective July 1, 2021, the Schwab High Yield Municipal Bond Fund changed its name to Schwab Opportunistic Municipal Bond Fund.
[2]
Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund was reorganized into the Schwab Opportunistic Municipal Bond Fund (formerly, Schwab High
Yield Municipal Bond Fund), which commenced operations on that day. The Financial Highlights above present the shares of the Wasmer Schroeder High Yield Municipal
Fund prior to the acquisition date of August 10, 2020, and Schwab Opportunistic Municipal Bond Fund subsequent to that date.

[3]	Calculated based on the average shares outstanding during the period.
[4]
Includes a special payment of past due interest income received from defaulted securities. The per share effect on net investment income and distributions from net investment income was $0.27 and ($0.27), respectively, and effect on net investment income to average net assets was 2.77% (see financial note 2(d) for additional information).

[5]	Effective July 1, 2021, redemption fees were eliminated.
[6]	Amount is less than $0.01 per share.
[7]	Not annualized.
[8]	Annualized.
[9]	Ratio includes less than 0.005% of non-routine proxy expenses.
[10]	Effective July 1, 2021, the net operating expense limitation was lowered from 0.60% to 0.50%. The ratio presented for the year ended August 31, 2021, is a blended ratio.
[11]	Effective August 10, 2020, the net operating expense limitation was lowered from 0.75% to 0.60%. The ratio presented for the period ended August 31, 2020, is a blended ratio.
[12]	Excludes variable rate demand note transactions (if any) (see financial note 2b for additional information).
See financial notes
38
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.2% OF NET ASSETS
ALABAMA 3.0%
Black Belt Energy Gas District
Gas RB Series 2022D1	4.00%	07/01/52 (a)	500,000	506,654
Gas RB Series 2023C	5.50%	10/01/54 (a)	250,000	273,345
Gas RB Series 2024D	5.00%	03/01/55 (a)(b)	250,000	270,814
Energy Southeast Cooperative District
Energy Supply RB Series 2023B1	5.75%	04/01/54 (a)	250,000	278,195
Jefferson Cnty
Sewer RB Warrants Series 2024	5.50%	10/01/53 (a)	585,000	634,189
Southeast Energy Auth Cooperative District
Energy Supply RB Series 2024C	5.00%	11/01/55 (a)(b)	250,000	270,041
				2,233,238
ARIZONA 1.5%
Arizona IDA
RB Series 2023A	5.00%	11/01/33 (a)	400,000	446,435
Revolving Fund RB Series 2024A	5.00%	11/01/49 (a)	250,000	263,450
La Paz Cnty Industrial Development Auth
Education Facility Lease RB (Harmony Public Schools) Series 2018A	5.00%	02/15/38 (a)	400,000	404,009
				1,113,894
CALIFORNIA 9.2%
Antelope Valley CCD
ULT GO Bonds Series D	0.00%	08/01/43 (a)(c)	700,000	308,921
Burbank Glendale Pasadena Airport Auth
Sr Airport RB Series 2024B	5.25%	07/01/54 (a)	100,000	105,869
California Community Choice Financing Auth
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)(b)	250,000	263,915
RB Series 2024A1	5.00%	05/01/54 (a)	250,000	269,486
California Educational Facilities Auth
RB (St Marys College) Series 2023A	5.00%	10/01/38 (a)	200,000	213,937
RB (St Marys College) Series 2023A	5.50%	10/01/53 (a)	200,000	209,911
California Enterprise Development Finance Auth
RB (Sage Hill School) Series 2024	5.00%	12/01/41 (a)	300,000	336,743
California Municipal Finance Auth
Mobile Home Park Sr RB (Caritas Projects) Series 2024A	4.00%	08/15/44 (a)	250,000	238,072
Solid Waste Disposal RB (Waste Management Inc) Series 2024A	3.75%	11/01/46 (a)(b)	250,000	250,000
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2021A	4.00%	10/15/28	350,000	355,452
Sr RB (The James) Series 2024A	6.20%	06/01/44 (a)	250,000	248,092
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
39

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California School Finance Auth
RB (Granada Hills Charter) Series 2024A	5.00%	07/01/26	230,000	235,132
RB (Granada Hills Charter) Series 2024A	5.00%	07/01/43 (a)	175,000	180,569
RB (Granada Hills Charter) Series 2024A	5.00%	07/01/44 (a)	185,000	190,070
Chaffey Joint UHSD
GO Bonds Series 2012H	0.00%	08/01/49 (a)(c)	500,000	169,800
Compton CCD
GO Bonds Series 2024B	4.00%	08/01/43 (a)	250,000	254,178
Los Angeles Dept of Airports
Sub RB Series 2019A	4.00%	05/15/44 (a)	325,000	310,017
Los Angeles Dept of Water & Power
Power System RB Series 2022B	5.00%	07/01/43 (a)	200,000	214,080
Water System RB Series 2024A	5.00%	07/01/39 (a)	155,000	173,872
Pacifica SD
GO Bonds Series 2024	4.00%	08/01/42 (a)	140,000	142,220
GO Bonds Series 2024	4.00%	08/01/43 (a)	200,000	202,081
GO Bonds Series 2024	4.00%	08/01/44 (a)	145,000	145,955
Palo Alto
COP Series 2021	2.00%	11/01/38 (a)	250,000	196,167
Pasadena Public Financing Auth
Lease Refunding RB Series 2024	0.00%	06/01/41 (a)(c)	500,000	254,340
Lease Refunding RB Series 2024	0.00%	06/01/42 (a)(c)	500,000	239,737
Poway USD
ULT GO Bonds Series B	0.00%	08/01/51 (c)	600,000	181,858
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2023B	5.25%	07/01/34 (a)	250,000	283,789
Sub Airport RB Series 2021B	4.00%	07/01/46 (a)	250,000	237,642
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/38 (a)	205,000	213,964
Southern California Public Power Auth
Clean Energy Project RB Series 2024A	5.00%	04/01/55 (a)	250,000	266,049
				6,891,918
COLORADO 3.5%
Colorado Bridge Enterprise IRB
Sr RB Series 2024A	5.00%	12/01/44 (a)	125,000	136,513
Colorado Educational & Cultural Facilities Auth
Charter School RB (Loveland Classical Schools) Series 2023	5.00%	07/01/53 (a)(d)	375,000	377,306
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2019A1	5.00%	08/01/28	215,000	229,542
RB (CommonSpirit Health) Series 2019A1	4.00%	08/01/44 (a)	200,000	188,109
RB (CommonSpirit Health) Series 2024A	5.25%	12/01/54 (a)	250,000	265,954
RB (NJH-SJH Center) Series 2019	3.00%	01/01/45 (a)	300,000	241,112
Refunding RB (Intermountain Healthcare) Series 2019A	4.00%	01/01/35 (a)	375,000	384,301
Denver
Airport System RB Series 2022A	4.13%	11/15/53 (a)	500,000	468,534
Whispering Pines Metropolitan District #1
LT GO Refunding Bonds Series 2023	5.00%	12/01/43 (a)	325,000	342,524
				2,633,895
See financial notes
40
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
CONNECTICUT 0.4%
Connecticut
GO Bonds Series 2020A	4.00%	01/15/37 (a)	250,000	257,067
DISTRICT OF COLUMBIA 0.7%
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2024A	5.00%	10/01/44 (a)	250,000	260,859
Sr Lien Refunding RB (Dulles Metrorail) Series 2019A	5.00%	10/01/44 (a)	250,000	259,517
				520,376
FLORIDA 8.5%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2019A	3.00%	12/01/46 (a)	250,000	191,852
Florida Development Finance Corp
Healthcare Facilities RB (Tampa General Hospital) Series 2024A	4.50%	08/01/55 (a)	300,000	288,957
RB (Brightline Trains) Series 2024	5.25%	07/01/47 (a)	500,000	510,801
Greater Orlando Aviation Auth
Sub Airport Facilities RB Series 2024	5.00%	10/01/30	250,000	270,126
Hialeah
RB Series 2022	5.00%	10/01/31	200,000	218,904
Hillsborough Cnty IDA
Health System RB (Baycare Health) Series 2024C	5.50%	11/15/54 (a)	250,000	277,283
JEA
Electric System Sub RB Series 2024A	5.00%	10/01/38 (a)	250,000	287,649
Electric System Sub RB Series 2024A	5.00%	10/01/39 (a)	250,000	285,197
Lakeland FLA
Hospital Refunding RB (Lakeland Regional Health Systems) Series 2024	5.00%	11/15/39 (a)	250,000	279,991
Lee Cnty
Airport RB Series 2024	5.25%	10/01/44 (a)	250,000	268,955
Lee Cnty Industrial Development Auth
Healthcare Facilities RB (Shell Point Obligated Group) Series 2024A	5.25%	11/15/44 (a)	275,000	294,492
Healthcare Facilities RB (Shell Point Obligated Group) Series 2024B1	4.75%	11/15/29 (a)	600,000	603,560
Healthcare Facilities RB (Shell Point Obligated Group) Series 2024C	5.00%	11/15/54 (a)	500,000	512,533
Miami-Dade Cnty
Seaport Refunding RB Series 2022A	5.00%	10/01/26	210,000	216,003
Miami-Dade Cnty SD
COP Series 2016C	3.25%	02/01/33 (a)	265,000	259,249
Orange Cnty Health Facilities Auth
RB (Presbyterian Retirement Communities Inc) Series 2024	5.00%	08/01/40 (a)	250,000	265,868
Palm Beach Cnty Health Facilities Auth
Hospital RB (Baptist Health) Series 2019	3.00%	08/15/44 (a)	150,000	121,420
Tampa
Hospital RB (H Lee Moffitt Cancer Center) Series 2020B	5.00%	07/01/34 (a)	255,000	274,928
RB Series 2021C	2.00%	10/01/40 (a)	250,000	184,800
Village Community Development District No 15
RB Series 2023	5.00%	05/01/43 (a)	250,000	257,236
Special Assessment RB Series 2024	4.20%	05/01/39 (a)	250,000	249,988
Special Assessment RB Series 2024	4.80%	05/01/55 (a)	250,000	250,600
				6,370,392
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
41

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GEORGIA 1.4%
Brookhaven Public Facilities Auth
RB (Childrens Healthcare of Atlanta Inc) Series 2019A	3.00%	07/01/46 (a)	300,000	246,751
Columbia Cnty Hospital Auth
Revenue Anticipation Certificates (Wellstar Health System) Series 2023A	5.13%	04/01/53 (a)	250,000	262,557
Main Street Natural Gas Inc
Gas Supply RB Series 2023D	5.00%	05/01/54 (a)	250,000	263,451
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2025B	5.00%	07/01/36	250,000	297,675
				1,070,434
IDAHO 0.8%
Idaho Housing & Finance Assoc
Facilities RB (White Pine Charter School) Series 2023A	5.25%	05/01/38 (a)(d)	300,000	318,912
Facilities RB (White Pine Charter School) Series 2023A	5.50%	05/01/43 (a)(d)	230,000	242,660
				561,572
ILLINOIS 7.4%
Chicago
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/35 (a)	250,000	277,351
GO Bonds Series 2019A	5.50%	01/01/49 (a)	250,000	255,550
GO Bonds Series 2023A	5.50%	01/01/43 (a)	500,000	519,145
GO Bonds Series 2024A	5.00%	01/01/44 (a)	250,000	255,723
GO Bonds Series 2024A	5.00%	01/01/45 (a)	250,000	254,959
Chicago Board of Education
ULT GO Bonds Series 2023A	5.50%	12/01/31	450,000	486,503
Chicago O’Hare International Airport
OHare General Airport Sr Lien RB Series 2022A	5.25%	01/01/53 (a)	300,000	310,809
Chicago Park District
LT GO Refunding Bonds Series 2023	5.00%	01/01/38 (a)	200,000	216,991
Illinois
GO Bonds Series 2016	4.00%	06/01/35 (a)	250,000	250,224
GO Bonds Series 2020C	4.25%	10/01/45 (a)	200,000	191,213
GO Bonds Series 2023B	5.25%	05/01/39 (a)	250,000	274,225
GO Bonds Series May 2024B	5.25%	05/01/49 (a)	200,000	211,586
GO Refunding Bonds Series 2024	5.00%	02/01/31	100,000	109,874
Illinois Finance Auth
Clean Water Revolving Fund RB Series 2016	4.00%	07/01/33 (a)	250,000	251,607
RB (DePaul Univ) Series 2016	5.00%	10/01/32 (a)	250,000	257,056
RB (OSF Healthcare System) Series 2015A	5.00%	11/15/45 (a)	150,000	150,254
Refunding RB (Northwestern Memorial Healthcare) Series 2021A	4.00%	07/15/35 (a)	235,000	241,823
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2015A	5.00%	01/01/37 (a)	275,000	276,792
Metropolitan Pier & Exposition Auth
Refunding Bonds (McCormick Place Expansion) Series 2022A	0.00%	06/15/41 (a)(c)	500,000	245,448
Refunding Bonds Series 2010B-1	0.00%	06/15/43 (c)	405,000	178,972
Univ of Illinois
Auxiliary Facilities System Refunding RB Series 2024A	5.25%	04/01/44 (a)	250,000	274,455
				5,490,560
See financial notes
42
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
INDIANA 0.3%
Indiana Finance Auth
Economic Development Refunding RB (Republic Services Inc) Series 2010A	4.20%	05/01/28 (a)(b)	250,000	250,000
IOWA 0.3%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2014C	5.00%	02/15/31 (a)	250,000	250,531
KENTUCKY 1.2%
Kenton Cnty SD Finance Corp
GO RB Series 2021	2.00%	12/01/27 (d)	330,000	315,301
Kentucky Public Energy Auth
Gas Supply RB (Morgan Stanley) Series 2019A1	4.00%	12/01/49 (a)(b)	200,000	200,563
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2017A	3.25%	05/15/46 (a)	200,000	170,613
Northern Kentucky Univ
RB Series 2019A	3.00%	09/01/40 (a)(d)	240,000	210,386
				896,863
LOUISIANA 1.4%
Louisiana Housing Corp M/F Revenue
S/F Mortgage RB Series 2023C	5.75%	12/01/53 (a)	210,000	228,350
Louisiana Public Facilities Auth
RB (Ochsner Clinic Fdn) Series 2020A	3.00%	05/15/47 (a)	215,000	165,746
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.00%	07/01/48 (a)	350,000	367,915
New Orleans
Sewerage Service RB Series 2015	5.00%	06/01/25	260,000	261,166
				1,023,177
MAINE 0.4%
Maine Health & Educational Facilities Auth
RB (MaineHealth) Series 2023B	5.25%	07/01/48 (a)	250,000	268,589
MARYLAND 1.7%
Maryland Economic Development Corp
Refunding RB (Transportation Facilities) Series 2017A	5.00%	06/01/35 (a)	250,000	259,375
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2023	5.00%	07/01/39 (a)	350,000	371,716
Washington Suburban Sanitary District
GO BAN Series B	1.45%	06/01/27 (a)(d)(e)	670,000	670,000
				1,301,091
MASSACHUSETTS 2.9%
Massachusetts Development Finance Agency
RB (Boston Medical Center) Series 2023G	5.25%	07/01/52 (a)	500,000	523,003
RB (Emerson College) Series 2018	5.00%	01/01/43 (a)	500,000	506,574
Refunding RB (Smith College) Series 2025	4.00%	07/01/45 (a)	1,000,000	989,056
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
43

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Quincy
GO Bonds Series 2021	2.00%	01/15/39 (a)	200,000	155,114
				2,173,747
MICHIGAN 0.2%
Waverly Community Schools
ULT GO Bonds Series 2022I	3.00%	11/01/47 (a)(d)	200,000	158,822
MINNESOTA 2.6%
Eden Prairie ISD No 272
GO Bonds Series 2019B	3.00%	02/01/34 (a)(d)	330,000	319,921
Hopkins ISD #270
GO Bonds Series 2019A	3.00%	02/01/34 (a)(d)	285,000	280,721
Minneapolis & St Paul Hsg & Redevelopment Auth
Health Care System RB (Childrens Health Care) Series 2025	5.00%	08/15/31	250,000	280,380
Minneapolis- St. Paul Metropolitan Airports Commission
Sub Airport RB Series 2024B	5.00%	01/01/30	250,000	267,365
South Central Minnesota Multi-Cnty Hsg & Redevelopment Auth
Pooled Housing Development RB Series 1993	0.00%	02/01/00 (f)(g)	15,000	1,197
Pooled Housing Development RB Series 1993	0.00%	02/01/02 (f)(g)	30,000	2,394
Pooled Housing Development RB Series 1993	0.00%	02/01/05 (f)(g)	20,000	1,596
Pooled Housing Development RB Series 1993	0.00%	02/01/06 (f)(g)	20,000	1,596
Pooled Housing Development RB Series 1993	0.00%	02/01/07 (f)(g)	65,000	5,187
Pooled Housing Development RB Series 1993	0.00%	02/01/08 (f)(g)	10,000	798
Pooled Housing Development RB Series 1993	0.00%	02/01/17 (f)(g)	450,000	35,910
Pooled Housing Development RB Series 1993	0.00%	02/01/25 (f)(g)	9,500,000	758,100
				1,955,165
MISSISSIPPI 0.2%
Mississippi Business Finance Corp
IDRB (Chevron) Series 2011A	1.65%	11/01/35 (a)(e)	165,000	165,000
MISSOURI 1.3%
Kansas City IDA
Airport Special Obligation Bonds Series 2020A	5.00%	03/01/32 (a)	345,000	367,014
Lambert-St Louis International Airport
Airport RB Series 2024A	5.25%	07/01/49 (a)	250,000	274,679
Missouri Health & Educational Facilities Auth
Sr Living Facilities RB (Lutheran Sr Services) Series 2024A	5.25%	02/01/54 (a)	295,000	306,856
				948,549
NEBRASKA 0.4%
Omaha Airport Auth
Airport Facilities RB Series 2024	5.00%	12/15/33	250,000	276,563
NEVADA 0.9%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017A	5.00%	09/01/47 (a)	235,000	237,334
See financial notes
44
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Clark Cnty
Airport System Jr Lien Sub RB Series 2021B	5.00%	07/01/27	235,000	244,455
Clark Cnty SD
LT GO Bonds Series 2015D	4.00%	06/15/34 (a)	200,000	200,681
				682,470
NEW JERSEY 3.0%
New Jersey Economic Development Auth
State Lease RB Series 2017B	5.00%	06/15/30 (a)	240,000	258,333
New Jersey Transportation Trust Fund Auth
Transportation Bonds Series 2023BB	5.00%	06/15/46 (a)	250,000	267,432
Transportation Bonds Series 2024CC	5.25%	06/15/50 (a)	250,000	271,243
Transportation RB Series 2020AA	4.00%	06/15/50 (a)	180,000	173,092
Transportation System Bonds Series 2019A	5.00%	12/15/33 (a)	225,000	244,391
New Jersey Turnpike Auth
Turnpike RB Series 2022B	4.50%	01/01/48 (a)	500,000	514,315
Tobacco Settlement Financing Corp
Tobacco Settlement Bonds Series 2018A	5.25%	06/01/46 (a)	500,000	510,108
				2,238,914
NEW YORK 10.6%
Build NYC Resource Corp
RB (Success Academy Charter Schools) Series 2024	5.00%	09/01/39 (a)	250,000	269,325
RB (Success Academy Charter Schools) Series 2024	4.00%	09/01/40 (a)	250,000	247,344
Metropolitan Transportation Auth
Transportation RB Series 2016C2A	3.00%	11/15/38 (a)	200,000	168,529
Transportation RB Series 2020C1	4.75%	11/15/45 (a)	500,000	511,426
New York City
GO Bonds Fiscal 2020 Series B1	3.00%	10/01/44 (a)	265,000	212,750
GO Bonds Fiscal 2021 Series F1	4.00%	03/01/47 (a)	295,000	287,267
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/38 (a)	250,000	256,064
GO Bonds Fiscal 2022 Series D1	5.50%	05/01/46 (a)	250,000	273,659
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2022 Series BB1	3.00%	06/15/44 (a)	160,000	133,230
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series CC1	4.25%	06/15/54 (a)	250,000	245,251
New York City Transitional Finance Auth
Building Aid RB Fiscal 2021 Series S1	4.00%	07/15/40 (a)	210,000	211,829
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/39 (a)	280,000	297,629
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	4.00%	02/01/39 (a)	250,000	255,145
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	4.00%	08/01/48 (a)	500,000	482,651
Future Tax Secured Sub Bonds Fiscal 2024 Series B	4.38%	05/01/53 (a)	250,000	249,917
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	5.25%	05/01/51 (a)	500,000	543,090
Future Tax Secured Sub Bonds Fiscal 2025 Series E	5.00%	11/01/37 (a)	250,000	286,317
Future Tax Secured Sub Bonds Fiscal 2025 Series F1	5.00%	11/01/37 (a)	250,000	287,897
New York State Dormitory Auth
RB (Montefiore Obligated Group) Series 2024	5.50%	11/01/47 (a)	50,000	53,497
RB (New York Institute of Technology) Series 2024	5.00%	07/01/43 (a)	500,000	529,118
RB (New York Institute of Technology) Series 2024	5.00%	07/01/44 (a)	250,000	263,386
RB (Northwell Health) Series 2022A	5.00%	05/01/37 (a)	180,000	199,923
State Personal Income Tax RB Series 2017A	4.00%	02/15/36 (a)	500,000	505,601
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
45

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1	4.00%	03/15/47 (a)	275,000	270,802
New York Transportation Development Corp
Special Facilities RB (JFK Airport - New Terminal 1) Series 2023	5.50%	06/30/39 (a)	250,000	271,752
Special Facilities RB (JFK Airport - New Terminal 1) Series 2024	5.25%	06/30/49 (a)	250,000	261,092
Special Facilities Sr RB (JFK Airport - New Terminal 6) Series 2024A	5.50%	12/31/54 (a)	250,000	266,924
Port Auth of New York & New Jersey
Consolidated Bonds 246th Series	5.00%	09/01/40 (a)	100,000	108,137
				7,949,552
NORTH CAROLINA 2.4%
Durham
Utility System RB Series 2024	4.00%	08/01/41 (a)	250,000	255,754
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/52 (a)	250,000	267,254
North Carolina Medical Care Commission Retirement Facilities
Retirement Facilities 1st Mortgage RB (Carolina Meadows) Series 2024	5.25%	12/01/54 (a)	500,000	535,178
Retirement Facilities 1st Mortgage RB (United Methodist Retirement Homes) Series 2024A	5.00%	10/01/49 (a)	510,000	526,428
Sanford
Enterprise System RB Series 2024	4.00%	06/01/49 (a)	250,000	240,863
				1,825,477
OHIO 1.1%
Columbus
ULT GO Bonds Series 2017A	3.15%	04/01/35 (a)	250,000	244,690
Columbus Regional Airport Auth
Airport RB Series 2025A	5.50%	01/01/50 (a)	250,000	268,329
Univ of Cincinnati
RB (Univ of Cincinnati) Series 2024A	5.25%	06/01/54 (a)	250,000	268,935
				781,954
OKLAHOMA 1.3%
Oklahoma Development Finance Auth
Health System RB (OU Medicine) Series 2018B	5.50%	08/15/57 (a)	500,000	511,486
Oklahoma Univ
General Refunding RB Series 2024A	4.13%	07/01/54 (a)	250,000	246,202
Oklahoma Water Resources Board
State Loan Program RB Series 2021C	3.00%	10/01/36 (a)	195,000	181,298
				938,986
OREGON 1.2%
Astoria Hospital Facilities Auth
RB (Columbia Memorial Hospital) Series 2024	5.25%	08/01/54 (a)	250,000	261,132
Lane Cnty SD
GO Bonds Series 2023	0.00%	06/15/43 (a)(c)(d)	900,000	371,278
Port of Portland Airport
Airport RB Series 27A	4.00%	07/01/39 (a)	250,000	249,587
				881,997
See financial notes
46
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
PENNSYLVANIA 3.1%
Commonwealth Financing Auth
Tobacco Settlement RB Series 2018	5.00%	06/01/35 (a)	500,000	525,618
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal RB (Republic Services Inc) Series 2019B2	4.20%	04/01/49 (a)(b)	250,000	250,454
Solid Waste Disposal RB (Waste Management Inc) Series 2013	3.70%	08/01/45 (a)(b)	250,000	249,992
Solid Waste Disposal Refunding RB (Republic Services Inc) Series 2019A	4.15%	04/01/34 (a)(b)	250,000	250,124
Pennsylvania State Turnpike Commission
RB Series 2022B	5.00%	12/01/47 (a)	500,000	535,695
Turnpike Sub RB Series 2015A1	5.25%	12/01/45 (a)	245,000	246,449
Turnpike Sub Refunding RB Series 2024	5.00%	12/01/43 (a)	250,000	277,518
				2,335,850
PUERTO RICO 0.3%
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (a)	250,000	251,054
RHODE ISLAND 1.7%
Rhode Island Health & Educational Building Corp
Higher Education Facility RB (Bryant Univ) Series 2024	5.00%	06/01/43 (a)	460,000	495,719
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/40 (a)	200,000	215,220
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/43 (a)	500,000	528,438
				1,239,377
SOUTH CAROLINA 2.1%
South Carolina Jobs Economic Development Auth
Health Care Facilities RB (Novant Health) Series 2024A	4.50%	11/01/54 (a)	250,000	249,281
South Carolina Ports Auth
RB Series 2018	4.00%	07/01/55 (a)	260,000	238,025
South Carolina Public Service Auth
RB Series 2022E	5.75%	12/01/47 (a)	500,000	558,329
RB Series 2024A	5.00%	12/01/30	250,000	276,619
Refunding RB Series 2016B	5.00%	12/01/56 (a)	250,000	251,999
				1,574,253
TENNESSEE 1.7%
Chattanooga Health Educational & Housing Facilities Board
Student Housing Refunding RB (CDFI Univ of Tennessee at Chattanooga) Series 2015	5.00%	10/01/29 (a)	500,000	503,353
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023	5.25%	05/01/53 (a)	250,000	265,861
Metropolitan Nashville Airport Auth
RB Series 2022B	5.25%	07/01/47 (a)	250,000	263,117
Tennessee Housing Development Agency Home Ownership
Residential Finance Program Bonds Series 2023-3A	6.25%	01/01/54 (a)	240,000	261,953
				1,294,284
TEXAS 13.5%
Aldine ISD
ULT GO Bonds Series 2024	4.00%	02/15/54 (a)(d)	200,000	190,649
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
47

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Arlington Higher Education Finance Corp
Education RB (Harmony Public Schools) Series 2024	4.00%	02/15/44 (a)	500,000	487,994
Cedar Hill ISD
ULT GO Bonds Series 2024	4.00%	02/15/50 (a)(d)	250,000	240,030
Community ISD
ULT GO Refunding Bonds Series 2024	5.00%	02/15/40 (a)(d)	170,000	189,178
Corpus Christi
Sr Lien Utility System Refunding RB Series 2024	4.25%	07/15/54 (a)	400,000	386,131
Dallas
Refunding RB Series 2021	4.00%	08/15/30 (a)	250,000	251,909
Sr Lien Special Tax RB (Dallas Fair Park) Series 2023	6.25%	08/15/53 (a)	250,000	250,182
Denton Cnty Municipal Utility District No 6
ULT Road Bonds Series 2021	2.50%	09/01/39 (a)	150,000	112,354
El Paso Cnty Hospital District
GO Refunding Bonds Series 2017	5.00%	08/15/33 (a)	165,000	168,801
GO Refunding Bonds Series 2017	5.00%	08/15/35 (a)	200,000	204,102
Galveston
1st Lien RB Series 2023	5.25%	08/01/25	250,000	251,464
Garland
Electric Utility System Refunding RB Series 2023	4.25%	03/01/48 (a)	250,000	251,294
Garland ISD
ULT GO Bonds Series 2023A	5.00%	02/15/48 (a)(d)	250,000	267,902
Gonzales ISD
ULT GO Bonds Series 2024	5.00%	08/01/44 (a)(d)	250,000	272,171
Harris Cnty
Toll Road 1st Lien Refunding RB Series 2024A	4.00%	08/15/49 (a)	400,000	383,559
Harris Cnty Hospital District
Sr Lien Refunding RB Series 2016	3.25%	02/15/42 (a)	195,000	163,095
Houston
Airport System Sub Lien Refunding RB Series 2023A	5.00%	07/01/31	275,000	298,810
GO Refunding Bonds Series 2024A	4.13%	03/01/51 (a)	250,000	242,402
Sub Lien Refunding RB Series 2021A	4.00%	07/01/46 (a)	250,000	235,651
Utility System 1st Lien Refunding RB Series 2024A	5.00%	11/15/41 (a)	250,000	276,825
Huntsville
Water & Wastewater System RB Series 2018	3.63%	08/15/43 (a)	230,000	219,113
Martin Cnty Hospital District
GO Refunding Bonds Series 2021	4.00%	04/01/36 (a)	280,000	284,483
Midland Cnty Texas Hospital District
Hospital RB Series 2024A	4.00%	05/15/44 (a)	250,000	243,895
New Hope Cultural Educational Facilities Corp
Education RB (Beta Academy) Series 2019A	5.00%	08/15/49 (a)	500,000	483,842
Newark Higher Education Finance Corp
Education RB (Orenda) Series 2023A	4.25%	08/15/58 (a)(d)	200,000	198,258
Education RB (The Hughen Center Inc) Series 2024A	5.25%	08/15/44 (a)(d)	250,000	269,963
Education RB (The Hughen Center Inc) Series 2024A	4.13%	08/15/49 (a)(d)	250,000	244,503
Prosper ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (a)(d)	250,000	239,233
See financial notes
48
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Antonio
Electric & Gas System Refunding RB Series 2024C	5.00%	02/01/54 (a)	250,000	265,352
Electric & Gas Systems Refunding RB Series 2023B	4.00%	02/01/43 (a)	250,000	247,409
GO Bonds Series 2023	4.00%	02/01/43 (a)	250,000	248,439
Tarrant Regional Water District
Water Revenue & Refunding Bonds Series 2024	5.00%	03/01/42 (a)	500,000	553,277
Terrell
Tax & Waterworks & Sewer System GO RB Series 2023C	4.50%	08/15/53 (a)	500,000	503,867
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/28 (d)	275,000	287,817
Texas Transportation Corp
Sr Lien RB (NTE Mobility Partners) Series 2023	5.50%	12/31/58 (a)	165,000	177,348
Univ of Houston
Refunding RB Series 2024A	4.00%	02/15/49 (a)	250,000	238,857
Univ of Texas
Financing System RB Series 2024B	4.00%	08/15/54 (a)	250,000	242,572
				10,072,731
UTAH 1.3%
Salt Lake City
Airport RB Series 2021A	5.00%	07/01/46 (a)	265,000	273,123
Airport RB Series 2023A	5.00%	07/01/28	425,000	447,899
Airport RB Series 2023A	5.25%	07/01/40 (a)	250,000	273,728
				994,750
VIRGINIA 1.0%
IDA of Fairfax Cnty
Health Care RB (Inova Health System) Series 2024	4.13%	05/15/54 (a)	500,000	490,831
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2021	4.00%	01/01/40 (a)	270,000	269,023
				759,854
WASHINGTON 2.4%
Pasco Water & Sewer
Water & Sewer Refunding RB Series 2023A	5.00%	12/01/43 (a)	250,000	267,670
Port of Seattle
Intermediate Lien RB Series 2018A	5.00%	05/01/28 (a)	165,000	170,609
Port Vancouver
LT GO Bonds Series 2022A	5.00%	12/01/33 (a)	500,000	543,559
Skagit Cnty Hospital District No 1
Hospital RB Series 2024	5.50%	12/01/42 (a)	300,000	322,017
Three Rivers Regional Wastewater Auth
Wastewater RB Series 2024	4.00%	09/01/42 (a)	500,000	497,705
				1,801,560
WEST VIRGINIA 0.4%
West Virginia Hospital Finance Auth
Hospital Revenue & Refunding Bonds (Vandalia Health) Series 2023B	6.00%	09/01/53 (a)	250,000	277,999
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
49

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
WISCONSIN 1.9%
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2016A	4.00%	11/15/46 (a)(h)	125,000	126,871
RB (Ascension Health) Series 2016A	4.00%	11/15/46 (a)	125,000	114,706
RB (Fort HealthCare Inc) Series 2024A	5.00%	10/01/40 (a)	300,000	320,986
RB (Fort HealthCare Inc) Series 2024A	5.00%	10/01/41 (a)	350,000	370,872
RB (Woodland Hill Sr Housing) Series 2014	5.25%	12/01/49 (a)	500,000	463,160
				1,396,595
Total Municipal Securities (Cost $73,317,018)				74,109,100
Total Investments in Securities (Cost $73,317,018)				74,109,100

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(c)	Zero coupon bond.
(d)	Credit-enhanced or liquidity-enhanced.
(e)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(f)
The underlying properties were sold and the bond trustee collected sales proceeds from the underlying properties. A substantial distribution to bond holders occurred on
April 14, 2023, with a residual distribution to be paid in 2025. Due to the sale of the underlying properties, accruals for interest were suspended. Previously, the securities were making semiannual distributions of variable amounts of cash flow. The residual distribution payment to be made to bond holders in 2025 consists of county tax levy deficit payments collected and to be collected by the bond trustee through the end of 2024 less trust operating, administration, and legal expenses in liquidating the trust.

(g)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(h)	Refunded bond.

BAN —	Bond anticipation note
CCD —	Community college district
CDFI —	Community Development Financial Institution
COP —	Certificate of participation
GO —	General obligation
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note
See financial notes
50
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$72,153,935	$—	$72,153,935
Minnesota	—	1,148,387	806,778	1,955,165
Total	$—	$73,302,322	$806,778	$74,109,100

[1]	As categorized in the Portfolio Holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
INVESTMENT IN SECURITIES	VALUE AT August 31, 2024	GROSS TRANSFERS IN	GROSS TRANSFERS OUT	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT February 28, 2025
Municipal Securities
Minnesota	$806,778	$0	$0	$0	$0	$0	$0	$806,778
Total	$806,778	$0	$0	$0	$0	$0	$0	$806,778
The Level 3 securities held are valued utilizing an evaluated price from a third-party vendor pricing service using significant unobservable inputs. A significant change in third-party pricing information may result in a lower or higher value for Level 3 investments (see financial note 2(a), Securities for which no quoted value is available, for additional information).
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
51

Schwab Opportunistic Municipal Bond Fund
Statement of Assets and Liabilities

As of February 28, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $73,317,018)		$74,109,100
Cash		52,710
Receivables:
Interest		746,769
Fund shares sold		145,759
Prepaid expenses	+	13,555
Total assets		75,067,893

Liabilities
Payables:
Fund shares redeemed		178,818
Distributions to shareholders		118,805
Investment adviser fees		18,728
Accrued expenses	+	40,260
Total liabilities		356,611
Net assets		$74,711,282

Net Assets by Source
Capital received from investors		$81,933,903
Total distributable loss	+	(7,222,621)
Net assets		$74,711,282

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$74,711,282		8,276,326		$9.03

See financial notes
52
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Statement of Operations

For the period September 1, 2024 through February 28, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$1,485,961

Expenses
Investment adviser and administrator fees		144,392
Portfolio accounting fees		20,770
Professional fees		15,274
Registration fees		14,111
Independent trustees’ fees		4,769
Shareholder reports		2,584
Transfer agent fees		1,919
Custodian fees		1,517
Other expenses	+	1,410
Total expenses		206,746
Expense reduction	–	26,257
Net expenses	–	180,489
Net investment income		1,305,472

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(7,606)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(484,025)
Net realized and unrealized losses		(491,631)
Increase in net assets resulting from operations		$813,841
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
53

Schwab Opportunistic Municipal Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/24-2/28/25		9/1/23-8/31/24
Net investment income		$1,305,472	$1,875,754
Net realized losses		(7,606)	(442,706)
Net change in unrealized appreciation (depreciation)	+	(484,025)	2,228,346
Increase in net assets resulting from operations		$813,841	$3,661,394

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,307,350 )	($2,125,904 )

TRANSACTIONS IN FUND SHARES
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,942,038	$26,619,454	5,288,501	$47,453,243
Shares reinvested		71,252	644,655	124,448	1,109,806
Shares redeemed	+	(2,167,703)	(19,607,238)	(2,667,612)	(23,829,560)
Net transactions in fund shares		845,587	$7,656,871	2,745,337	$24,733,489

SHARES OUTSTANDING AND NET ASSETS
	9/1/24-2/28/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,430,739	$67,547,920	4,685,402	$41,278,941
Total increase	+	845,587	7,163,362	2,745,337	26,268,979
End of period		8,276,326	$74,711,282	7,430,739	$67,547,920
See financial notes
54
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Bond Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS
Schwab Tax-Free Bond Fund	Schwab U.S. Aggregate Bond Index Fund
Schwab California Tax-Free Bond Fund	Schwab Short-Term Bond Index Fund
Schwab Opportunistic Municipal Bond Fund	Schwab 1000 Index® Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Tax-Free Bond Fund seeks high current income that is exempt from federal income tax, consistent with capital preservation. The fund normally invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal securities the interest from which is exempt from federal income tax, including the federal alternative minimum tax.
The Schwab California Tax-Free Bond Fund seeks high current income exempt from federal and California personal income tax that is consistent with capital preservation. The fund normally invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal securities the interest from which is exempt from federal and California personal income tax and federal alternative minimum tax.
The Schwab Opportunistic Municipal Bond Fund seeks to generate interest income that is not subject to federal income tax. Under normal market conditions, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal securities that pay interest not subject to regular federal income tax.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
55

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
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Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Variable Rate Demand Note: A Variable Rate Demand Note (VRDN) is an asset class in the short-term municipal bond market with a variable (or floating) interest rate which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are daily and weekly, but could be monthly. The put feature entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time, shortening the legal maturity of the VRDN, these put features are daily and weekly, but could be monthly, making these liquid and short-term investments. While the demand feature is intended to reduce credit risks, it is not always unconditional and may be subject to termination if the issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow a fund to exercise its demand rights at any time, some such securities may only allow a fund to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. A fund could suffer losses in the event that the demand feature provider, usually a bank, fails to meet its obligation to pay the demand.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Debt securities may be placed on non-accrual status and set to accrue at a rate of interest less than the contractual coupon or have the interest receivable written off when the collection of all or a portion of interest has become doubtful.
The Schwab Opportunistic Municipal Bond Fund holds Southcentral Minnesota Multi-County Housing and Redevelopment Authority (Southcentral) bonds which were received in-kind by the Wasmer Schroeder High Yield Municipal Fund (predecessor fund) in 2014 when the predecessor fund commenced investment operations. The Southcentral bonds were purchased as distressed debt instruments in default (as the bonds were not making full payments of interest and principal when due at the time of purchase) prior
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
57

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
to the transfer in-kind to the predecessor fund. During the period ended August 31, 2023, the underlying properties that represented collateral for the Southcentral bonds were sold; the proceeds from the sale of collateral were collected by the bond trustee which resulted in a distribution payment to bondholders. The distribution consisted of past due unpaid interest income and the fund’s shareholders received an income distribution payment of the past due interest income in April 2023 which represented $0.27 per share on record date. There were no distributions made to bondholders during the period ended February 28, 2025. Additional information is included in the fund’s Portfolio Holdings.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds, except Schwab Opportunistic Municipal Bond Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Opportunistic Municipal Bond Fund declares and pays its dividends on the last business day of every month, based on its determination of net investment income, if any. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and/or provide liquidity to the purchaser. At February 28, 2025, as a percentage of the total assets the Schwab Tax-Free Bond Fund had credit and/or liquidity enhancements in the amount of 11% with no single entity providing greater than 10% in credit and/or liquidity enhancements. The Schwab California Tax-Free Bond Fund and Schwab Opportunistic Municipal Bond Fund held less than 10% of total assets in securities with credit and/or liquidity enhancements.
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Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

 4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and each fund.
For its advisory and administrative services to the Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.22% of each fund’s average daily net assets.
For its advisory and administrative services to the Schwab Opportunistic Municipal Bond Fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.40% of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds, except the Schwab Opportunistic Municipal Bond Fund. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares, excluding the Schwab Opportunistic Municipal Bond Fund, are subject to an annual shareholder servicing fee up to 0.15%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.38% for Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund, and 0.50% for the Schwab Opportunistic Municipal Bond Fund.
Interfund Transactions
The funds may engage in direct transactions with other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended February 28, 2025, the funds had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
59

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

 6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2025, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES/MATURITIES OF SECURITIES
Schwab Tax-Free Bond Fund	$127,637,768	$126,318,450
Schwab California Tax-Free Bond Fund	65,405,595	55,052,692
Schwab Opportunistic Municipal Bond Fund	19,411,905	12,227,518

8. Federal Income Taxes:
As of February 28, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Tax-Free Bond Fund	$600,917,857	$8,666,767	($2,771,327 )	$5,895,440
Schwab California Tax-Free Bond Fund	446,130,380	5,408,846	(1,598,288)	3,810,558
Schwab Opportunistic Municipal Bond Fund	73,317,018	1,114,959	(322,877)	792,082
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2024, the funds had capital loss carryforwards available as follows:

Schwab Tax-Free Bond Fund	$34,208,947
Schwab California Tax-Free Bond Fund	20,676,290
Schwab Opportunistic Municipal Bond Fund	6,416,821
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Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
The Schwab Opportunistic Municipal Bond Fund had a shareholder ownership change during the period ended August 31, 2023, which limits the availability of capital loss carryforwards to offset potential future capital gains. In addition to the available capital loss carryforward disclosed above for the Schwab Opportunistic Municipal Bond Fund, there are additional capital loss carryforwards as of the ownership change date in the amount of $1,688,338, the availability of those losses will be limited to $1,158,839 annually.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2025. The tax basis components of distributions paid during the fiscal year ended August 31, 2024 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME
Schwab Tax-Free Bond Fund	$19,607,926	$—
Schwab California Tax-Free Bond Fund	12,975,696	—
Schwab Opportunistic Municipal Bond Fund	2,120,921	4,983
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended August 31, 2024, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
61

MFR13481-28
00312258

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19: Exhibits.

(a) (1) Code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	April 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	April 16, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	April 16, 2025